UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1.	Report to Stockholders

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Dear Member:

Financial markets were a study in contrasts during the six-month period ended June 30, 2013. In the U.S., stock prices soared as the economy continued its slow but stubborn recovery, while bond prices fell on worries that an improving economy could lead to higher interest rates. Stocks outside the U.S. were mostly flat to lower, with the exception of Japan, which registered sharp gains.

Economic review

The U.S. economy can be faulted for the pace of its recovery since the 2007-2009 recession, but not for its persistence. During the first three months of 2013, the nation’s gross domestic product (GDP) expanded for the 15th consecutive quarter, growing at a revised annual rate of 1.8%. That was up from a revised 0.4% in the fourth quarter of 2012, with economists widely anticipating further gains in the second quarter.

Although it has not matched the 3%-plus growth rates typical of past recoveries, the U.S. economy has been a relative anchor of stability in a global context. Europe, squeezed by high levels of debt and austere fiscal policies, has already slipped into another recession. China, which had been growing at a 10% pace for much of the past decade, more recently has been expanding at about a 7% rate, and many economists are suspicious that China’s government may be artificially inflating even that figure. Japan’s economy grew at a 4.1% annual rate in the first quarter, exciting investors, but is coming off a relatively low base following more than a decade of economic stagnation.

The U.S. economy recorded gains on a broad front, with lower government spending and exports as the notable exceptions. Personal consumption, which accounts for about 70% of GDP, advanced at a revised annual rate of 2.6% during the first quarter. Durable goods grew at a 7.6% rate, nondurable goods grew by 2.8%, and services were up 1.7%. Private inventory investment and residential fixed investment also grew.

Perhaps most encouraging to many investors was the rebound in the housing sector, whose collapse was at the core of the last recession. In May, existing-home sales jumped to a seasonally adjusted annual rate of 5.18 million, up 12.9% from the year-earlier pace. Meanwhile, the median sales price for existing homes rose to $208,000 that month, up 15.4% from a year earlier. That marked the sixth straight month of double-digit increases and the biggest year-over-year monthly gain since October 2005.

Slow-growing economies usually do not create jobs at a rapid pace, and that has held true during this latest recovery. Still, the pace of job creation did pick up slightly during the reporting period. U.S. nonfarm payrolls grew by an average of 202,000 per month, up from an average 183,000 per month for all of 2012. The unemployment rate fell slightly to 7.6%, down from 7.8% at the end of 2012, but still well above the 5% to 6% typical of an economy firing on all cylinders.

In any event, the economic news in the first half of the year was sufficient to hearten consumers. The Conference Board’s Consumer Confidence Index rose to 81.4 in June, up from 66.7 at the end of last year and its highest level since January 2008. Given the importance of consumer spending to GDP, this bodes well for the economy.

Market review

The U.S. stock market blasted out of the starting gate in January after Congress permanently extended most of the Bush-era tax cuts in a “fiscal cliff” compromise that also averted some impending spending cuts. The Dow Jones Industrial Average jumped more than 300 points on the first day of trading. By March, with investor confidence growing, major U.S. stock market indexes hit their first record highs in nearly 5 1/2 years. Stock prices continued to surge in April and May before giving back a small portion of their gains in June, when investors began to worry that the improving economy might prompt the Federal Reserve to start tightening monetary policy and raise interest rates. Still, the S&P 500 Index of large-company stocks finished the first half with a total return of 13.8%, nearly matching the 16% it earned in all of 2012. Small-company stocks did even better, with the Russell 2000 Index generating a total return of 15.9%.

While the prospect of tighter monetary policy gave equity investors pause, they could take solace in the knowledge that a stronger economy should ultimately be good for corporate profits and, hence, the stock market. For fixed-income investors, hints of a less-accommodating Federal Reserve may have been more unnerving.

The Fed announced in December 2012 that as long as inflation remains low, it does not plan to raise its target for short-term interest rates until the unemployment rate falls to 6.5%. Most economists don’t expect that to happen until late 2014 at the earliest, and the Fed has repeatedly reaffirmed its plans. However, the Fed said in June that if the economy continues to show improvement, it might start scaling back its $85 billion-per-month bond-buying program—which it has used to help suppress longer-term interest rates—later this year.

When longer-term interest rates rise, prices for existing longer-term bonds fall. Hoping to get ahead of the move, some fixed-income investors began selling bonds feverishly following the Fed’s announcement, sending bond yields soaring. By the end of the reporting period, the yield on the 10-year Treasury note stood at 2.5%, up from just under 1.7% at the beginning of May. The Barclays U.S. 20+ Year Treasury Bond Index posted a total return of -8.5% for the first half of 2013.

Due largely to the sell off in the Treasury market, the Barclays U.S. Aggregate Bond Index—a broad barometer for the fixed-income markets—posted a loss for the first half, with a total return of -2.4%. Among the few pockets of strength in the fixed-income sector were corporate high-yield bonds prized for their yield, and convertible bonds that can be exchanged for stock. The Merrill Lynch High Yield U.S. Corporates Index earned 1.5%, while the Merrill Lynch All Convertibles Index earned 9.9%.

Outside the U.S., equity markets were mixed. Shares in Europe ended the reporting period about where they started, despite a number of dips and surges along the way. Headwinds included better-than-expected performance by anti-austerity candidates in Italy’s elections, which created uncertainty about Europe’s ongoing efforts to work through its debt problems; a brief panic, centered on troubled banks in Cyprus; and—as the period drew to a close—worries about the fallout from potentially tighter monetary policy in the U.S.

Meanwhile, Japan’s stock markets soared on hopes that stimulative economic policies backed by newly elected Prime Minister Shinzo Abe would end more than a decade of deflation in that country. The Nikkei 225 Index of Japanese stocks rose more than 31% during the first half of 2013, even after investors took profits in the final six weeks of the period. Thanks in large part to Japan’s rally, the MSCI EAFE Index—which tracks developed markets in Europe, Asia and Australia—posted a total return of 4.1% for the first half of the year.

Stocks in emerging markets fell sharply, victim to slowing economic growth in many developing countries and concerns about how they would be impacted by changing conditions in the U.S. and China. The MSCI Emerging Markets Index posted a total return of -9.4%.

Outlook

It is difficult to imagine that during the second half of this year U.S. stocks will be able to duplicate their exceptional performance of the first half. Nonetheless, the outlook for both the U.S. economy and U.S. stocks remains constructive.

We expect the economy to continue growing at a modest pace for the rest of 2013, notching full-year growth of 2% or slightly higher. The nonpartisan Congressional Budget Office (CBO) predicts the economy will begin to accelerate in 2014, and recent economic reports reinforce that view. In particular, rising consumer confidence suggests that consumer spending will support further GDP growth, and any continued improvement in the housing and labor markets could drive additional gains.

Risks to further economic expansion include cuts in federal spending, which will remain a possibility as long as Washington is searching for a solution to the nation’s burgeoning long-term debt. Near term, though, the federal government’s finances are showing some improvement. The CBO has estimated that the federal budget deficit will shrink to $642 billion this year, or to just 4% of GDP, before dwindling to 2.1% of GDP by 2015. By contrast, the deficit equaled 10.1% of the nation’s economic output as recently as 2009.

All this creates a favorable backdrop for stocks, which— despite their recent gains—remain reasonably valued relative to what corporations are expected to earn this year. By at least one measure, stock prices have actually lagged corporate profits. When the S&P 500 passed its prerecession high in March, the per-share earnings of the companies in that index were already 14% above their prerecession peak.

The outlook for Europe’s economy and financial markets is more unsettled, although gains by European stocks in late June and early July suggest investors expect brighter days ahead. Certainly, their worries about the financial stresses that have challenged the future of the euro have moderated. Also, some European policymakers have begun to ask whether the region’s austerity agenda—which many economists blame for contributing to Europe’s economic malaise—is still appropriate. Whether they will adopt more growth-oriented policies remains to be seen. In the meantime, given that stocks are frequently cheap during a recession, investors with a long-term view may find European stocks worth considering.

The outlook for emerging markets also is cloudy. Recently, the International Monetary Fund reduced its growth forecasts for China and Russia, in part over concern about the U.S. adopting a less-stimulative monetary policy.

Prospects for the U.S. fixed-income markets are modest but not, in our view, as disastrous as the May-June sell off suggested. While further upticks in interest rates will produce capital losses on existing bond holdings, rising bond yields will, over time, help to offset those losses.

Predicting what bonds will earn in the short run is always difficult, but over time they tend to reflect current yields, less any default losses. At the end of the reporting period, yields on longer-term Treasuries were in the 2.5% to 3.5% range, while high-yield corporate bonds were yielding about 6%. Actual long-term returns could fall short of those numbers if interest rates and/or credit losses tick higher, although we do not anticipate any dramatic, sustained moves on those fronts anytime soon.

If you have questions about how to best position your portfolio for what we expect will be a gradually improving economic recovery, we encourage you to meet with your Thrivent Financial representative. He or she can help you craft an investment policy and financial plan suited to your objectives and tolerance for risk.

As always, thank you for the trust you have placed with our entire team of Thrivent Financial investment professionals.

Sincerely,

Russell W. Swansen

President

Thrivent Series Fund, Inc.

Thrivent Aggressive Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA Portfolio Co-Managers

The Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.

The Portfolio’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Portfolio’s total return, given its allocation to equity securities. Another risk of investing in the Portfolio is that its performance is dependent upon the performance of the underlying asset classes in which it invests. As a result, the Portfolio is subject to the same risks as those faced by the underlying asset classes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Moderately Aggressive Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA Portfolio Co-Managers

The Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.

The Portfolio’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Portfolio’s total return, given its allocation to equity securities. Another risk of investing in the Portfolio is that its performance is dependent upon the performance of the underlying asset classes in which it invests. As a result, the Portfolio is subject to the same risks as those faced by the underlying asset classes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Moderate Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA Portfolio Co-Managers

The Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

The Portfolio’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Portfolio’s total return, given its allocation to equity securities. Another risk of investing in the Portfolio is that its performance is dependent upon the performance of the underlying asset classes in which it invests. As a result, the Portfolio is subject to the same risks as those faced by the underlying asset classes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Moderately Conservative Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA Portfolio Co-Managers

The Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

The Portfolio’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Portfolio’s total return, given its allocation to equity securities. Another risk of investing in the Portfolio is that its performance is dependent upon the performance of the underlying asset classes in which it invests. As a result, the Portfolio is subject to the same risks as those faced by the underlying asset classes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Technology Portfolio

Subadvised by Goldman Sachs Asset Management, L.P.

Thrivent Partner Technology Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in securities of technology-related companies. As a consequence, the Portfolio may be subject to greater price volatility than a portfolio investing in a broad range of industries. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Healthcare Portfolio

Subadvised by Sectoral Asset Management, Inc.

Thrivent Partner Healthcare Portfolio seeks long-term capital growth.

The Portfolio’s investments are concentrated in issuers in the health care industry; therefore, the Portfolio is more vulnerable to price changes in the securities of issuers in this industry and factors specific to this industry than a more broadly diversified portfolio. In addition, as a non-diversified portfolio, the Portfolio is susceptible to the risk that events affecting a particular issuer will significantly affect the Portfolio’s performance. These and other risks are described in the Portfolio’s prospectus.

Thrivent Natural Resources Portfolio

David C. Francis, CFA and Darren M. Bagwell, CFA, Portfolio Co-Managers

Thrivent Natural Resources Portfolio seeks long-term capital growth.

The Portfolio’s investments are concentrated in issuers in the natural resources industry; therefore, the Portfolio is more vulnerable to price changes in the securities of issuers in this industry and factors specific to this industry than a more broadly diversified portfolio. In addition, as a non-diversified portfolio, the Portfolio is susceptible to the risk that events affecting a particular issuer will significantly affect the Portfolio’s performance. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Emerging Markets Equity Portfolio

Subadvised by Aberdeen Asset Managers Limited

Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.

Foreign investments, as compared to domestic ones, involve additional risks, including currency fluctuations, different accounting standards, and greater political, economic and market instability. These risks are magnified when the Portfolio invests in emerging markets, which may be of relatively small size and less liquid than domestic markets. These and other risks are described in the Portfolio’s prospectus.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer, CFA, Portfolio Manager

Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.

The Portfolio is subject to risks arising from the fact that it invests, under normal circumstances, at least 80% of its total assets in securities of companies that are primarily engaged in the real estate industry. Portfolio security prices are influenced by the underlying value of properties owned by the issuer, which may be influenced by the supply and demand for space and other factors. The real estate industry is cyclical, and securities issued by companies doing business in the real estate industry may fluctuate in value. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Small Cap Growth Portfolio

Subadvised by Turner Investments, L.P.

Thrivent Partner Small Cap Growth Portfolio seeks long-term capital growth.

The Portfolio is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volume and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Small Cap Value Portfolio

Subadvised by T. Rowe Price Associates, Inc.

Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation.

The Portfolio is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volume and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Portfolio’s prospectus.

Thrivent Small Cap Stock Portfolio

Matthew D. Finn, CFA, Portfolio Manager*

Thrivent Small Cap Stock Portfolio seeks long-term capital growth.

The Portfolio is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volume and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Portfolio’s prospectus.

* Effective March 2013, Matthew D. Finn became the Portfolio Manager.

Thrivent Small Cap Index Portfolio

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Small Cap Index Portfolio strives for capital growth that tracks the performance of the S&P SmallCap 600 Index.

The Portfolio is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volume and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. While the Portfolio attempts to closely track the S&P SmallCap 600 Index, it does not duplicate the composition of the Index. Individuals may not invest directly in any index. Index portfolios are subject to the same market risks associated with the stocks in their respective indexes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Mid Cap Growth Portfolio

Andrea J. Thomas, CFA, Portfolio Manager

Thrivent Mid Cap Growth Portfolio seeks long-term growth of capital.

Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Mid Cap Value Portfolio

Subadvised by Goldman Sachs Asset Management, L.P.

Thrivent Partner Mid Cap Value Portfolio seeks to achieve long-term capital appreciation.

Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Portfolio’s prospectus.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA, Portfolio Manager

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.

Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Portfolio’s prospectus.

Thrivent Mid Cap Index Portfolio

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.

Mid-cap stocks offer the potential for long term gains but can be subject to short term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. While the Portfolio attempts to closely track the S&P MidCap 400 Index, it does not duplicate the composition of the index. Individuals may not invest directly in any index. Index portfolios are subject to the same market risks associated with the stocks in their respective indexes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Worldwide Allocation Portfolio

Subadvised by Principal Global Investors, LLC, Mercator Asset Management, LP, Victory Capital Management Inc., Aberdeen Asset Managers Limited, Goldman Sachs Asset Management, L.P. and DuPont Capital Management Corporation

Thrivent Partner Worldwide Allocation Portfolio seeks long-term capital growth.

Foreign investments, as compared to domestic ones, involve additional risks, including currency fluctuations, different accounting standards, and greater political, economic and market instability. These risks are magnified when the Portfolio invests in emerging markets, which may be of relatively small size and less liquid than domestic markets. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Socially Responsible Stock Portfolio

Subadvised by Calvert Investment Management, Inc. and Atlanta Capital Management, L.L.C.

Thrivent Partner Socially Responsible Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in common stock. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges a may not be able to attain a high growth rate. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

As of August 16, 2013, the Portfolio has been merged into Thrivent Large Cap Stock Portfolio.

Thrivent Partner All Cap Growth Portfolio

Subadvised by Calamos Advisors LLC

Thrivent Partner All Cap Growth Portfolio seeks long-term capital growth.

The Portfolio primarily invests in equity securities issued by U.S. companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges a may not be able to attain a high growth rate.

As of August 16, 2013, the Portfolio has been merged into Thrivent Large Cap Stock Portfolio.

Thrivent Partner All Cap Value Portfolio

Subadvised by OppenheimerFunds, Inc.

Thrivent Partner All Cap Value Portfolio seeks long-term capital growth.

The Portfolio primarily invests in equity securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges a may not be able to attain a high growth rate. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets.

As of August 16, 2013, the Portfolio has been merged into Thrivent Large Cap Stock Portfolio.

Thrivent Partner All Cap Portfolio

Subadvised by Pyramis Global Advisors, LLC, an affiliate of Fidelity Investments

Thrivent Partner All Cap Portfolio seeks long-term growth of capital.

Stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Large Cap Growth Portfolio

David C. Francis, CFA, Portfolio Manager

Thrivent Large Cap Growth Portfolio seeks long-term growth of capital.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Growth Stock Portfolio

Subadvised by T. Rowe Price Associates, Inc.

Thrivent Partner Growth Stock Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income.

Stocks, in general, are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Large Cap Value Portfolio

Kurt J. Lauber, CFA, Portfolio Manager*

Thrivent Large Cap Value Portfolio seeks long-term growth of capital.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

* Effective March 2013, Kurt J. Lauber became the Portfolio Manager.

Thrivent Large Cap Stock Portfolio

David C. Francis, CFA and Kurt J. Lauber*, CFA, Portfolio Co-Managers

Thrivent Large Cap Stock Portfolio seeks long-term capital growth.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

* Effective March 2013, Kurt J. Lauber became a Portfolio Co-Manager.

Thrivent Large Cap Index Portfolio

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. While the Portfolio attempts to closely track the S&P 500 Index, it does not exactly duplicate the composition of the index. Individuals may not invest directly in any index. Index portfolios are subject to the same market risks associated with the stocks in their respective indexes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Equity Income Plus Portfolio

David R. Spangler, CFA and Kevin R. Brimmer, FSA, Portfolio Co-Managers

Thrivent Equity Income Plus Portfolio seeks income plus long-term capital growth.

The Portfolio may invest in, among others, preferred stocks and foreign (including emerging market) stocks. These investments are subject to unique risks. The Portfolio may also sell covered options on any securities in which the Portfolio invests. Successful use of this strategy can augment portfolio return but can also magnify losses if executed incorrectly. These and other risks are described in the Portfolio’s prospectus. As of August 16, 2013, the Portfolio has become the Thrivent Growth and Income Plus Portfolio. The portfolio managers and some of the principal strategies and risks have also changed. Please see the Portfolio’s prospectus for more information.

Thrivent Balanced Portfolio

Kevin R. Brimmer, FSA and Michael G. Landreville, CFA and CPA (inactive), Portfolio Co-Managers

Thrivent Balanced Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.

The Portfolio is subject to interest-rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. Stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus. As of August 16, 2013, the Portfolio has become Thrivent Balanced Income Plus Portfolio. The portfolio managers, some of the principal strategies and risks, and the investment advisory fee have also changed. Please see the Portfolio’s prospectus for more information.

Thrivent High Yield Portfolio

Paul J. Ocenasek, CFA, Portfolio Manager

Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.

The Portfolio typically invests a majority of its assets in high-yield bonds (commonly referred to as junk bonds). Although high-yield bonds typically have a higher current yield than investment-grade bonds, high-yield bonds are also subject to greater price fluctuations and increased risk of loss of principal than investment-grade bonds. The Portfolio is subject to interest-rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Diversified Income Plus Portfolio

Mark L. Simenstad, CFA, David R. Spangler, CFA and Paul J. Ocenasek, CFA, Portfolio Co-Managers

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

The Portfolio may invest in debt or equity securities. Debt securities include high-yield, high-risk securities commonly known as “junk bonds.” High-yield securities are subject to greater price fluctuations and increased risk of loss of principal than investment grade bonds. Debt securities also include mortgage-related and other asset-backed securities, the value of which will be influenced by factors affecting the housing market and the assets underlying such securities. The Portfolio is subject to interest-rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Income Portfolio

Stephen D. Lowe, CFA, Portfolio Manager

Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.

The Portfolio is subject to interest rate risk, credit risk related to a company’s underlying financial position and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Bond Index Portfolio

Michael G. Landreville, CFA and CPA (inactive), Portfolio Manager

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Barclays Capital U.S. Aggregate Bond Index.

The Portfolio is subject to interest rate risk, credit risk related to a company’s underlying financial position, and prepayment and extension risk. While the Portfolio attempts to closely track the Barclays Capital U.S. Aggregate Bond Index, it does not duplicate the composition of the Index. Individuals may not invest directly in any index. Index portfolios are subject to the same market risks associated with the securities in their respective indexes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Limited Maturity Bond Portfolio

Michael G. Landreville, CFA and CPA (inactive) and Gregory R. Anderson, CFA, Portfolio Co-Managers

Thrivent Limited Maturity Bond Portfolio seeks a high level of current income with stability of principal.

The Portfolio is subject to interest rate risk, credit risk related to a company’s underlying financial position and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Mortgage Securities Portfolio

Gregory R. Anderson, CFA and Scott A. Lalim, Portfolio Co-Managers

Thrivent Mortgage Securities Portfolio seeks a combination of current income and long-term capital appreciation.

The risks presented by mortgage securities include, but are not limited to, reinvestment of prepaid principal at lower rates of return. The real estate industry — and therefore, the performance of the Portfolio — is highly sensitive to economic conditions. In addition, the value of mortgage securities may fluctuate in response to changes in interest rates. The Portfolio is subject to interest-rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus. As of August 16, 2013, the Portfolio has become Thrivent Opportunity Income Plus Portfolio. The portfolio managers and some of the principal strategies and risks have also changed. Please see the Portfolio’s prospectus for more information.

Thrivent Money Market Portfolio

William D. Stouten, Portfolio Manager

Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

The principal risk of investing in the Portfolio is current income risk — that is, the income the Portfolio receives may fall as a result of a decline in interest rates. The Portfolio is subject to interest-rate risk and credit risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Shareholder Expense Example

(unaudited)

As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 28, 2013. Shares in a Portfolio are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans and Thrivent Life Insurance Company, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company, and retirement plans sponsored by Thrivent Financial for Lutherans. Expenses associated with these variable contracts and retirement plans are not included in these examples and had these costs been included, your costs would have been higher.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/2013	Ending Account Value 6/28/2013	Expenses Paid During Period 1/1/2013 - 6/28/2013*	Annualized Expense Ratio
Thrivent Aggressive Allocation Portfolio
Actual	$1,000	$1,088	$2.26	0.44%
Hypothetical**	$1,000	$1,022	$2.19	0.44%
Thrivent Moderately Aggressive Allocation Portfolio
Actual	$1,000	$1,071	$1.58	0.31%
Hypothetical**	$1,000	$1,023	$1.54	0.31%
Thrivent Moderate Allocation Portfolio
Actual	$1,000	$1,047	$1.39	0.28%
Hypothetical**	$1,000	$1,023	$1.37	0.28%
Thrivent Moderately Conservative Allocation Portfolio
Actual	$1,000	$1,023	$1.34	0.27%
Hypothetical**	$1,000	$1,023	$1.34	0.27%
Thrivent Partner Technology Portfolio
Actual	$1,000	$1,036	$5.55	1.11%
Hypothetical**	$1,000	$1,019	$5.50	1.11%
Thrivent Partner Healthcare Portfolio
Actual	$1,000	$1,136	$6.55	1.25%
Hypothetical**	$1,000	$1,018	$6.19	1.25%
Thrivent Natural Resources Portfolio
Actual	$1,000	$998	$5.00	1.02%
Hypothetical**	$1,000	$1,020	$5.05	1.02%

	Beginning Account Value 1/1/2013	Ending Account Value 6/28/2013	Expenses Paid During Period 1/1/2013 - 6/28/2013*	Annualized Expense Ratio
Thrivent Partner Emerging Markets Equity Portfolio
Actual	$1,000	$913	$6.57	1.40%
Hypothetical**	$1,000	$1,018	$6.93	1.40%
Thrivent Real Estate Securities Portfolio
Actual	$1,000	$1,058	$4.67	0.93%
Hypothetical**	$1,000	$1,020	$4.58	0.93%
Thrivent Partner Small Cap Growth Portfolio
Actual	$1,000	$1,146	$5.17	0.98%
Hypothetical**	$1,000	$1,020	$4.87	0.98%
Thrivent Partner Small Cap Value Portfolio
Actual	$1,000	$1,146	$4.57	0.87%
Hypothetical**	$1,000	$1,020	$4.30	0.87%
Thrivent Small Cap Stock Portfolio
Actual	$1,000	$1,146	$3.98	0.76%
Hypothetical**	$1,000	$1,021	$3.75	0.76%
Thrivent Small Cap Index Portfolio
Actual	$1,000	$1,160	$2.35	0.44%
Hypothetical**	$1,000	$1,022	$2.20	0.44%
Thrivent Mid Cap Growth Portfolio
Actual	$1,000	$1,077	$2.36	0.46%
Hypothetical**	$1,000	$1,022	$2.30	0.46%
Thrivent Partner Mid Cap Value Portfolio
Actual	$1,000	$1,154	$4.16	0.79%
Hypothetical**	$1,000	$1,021	$3.90	0.79%
Thrivent Mid Cap Stock Portfolio
Actual	$1,000	$1,135	$3.77	0.72%
Hypothetical**	$1,000	$1,021	$3.57	0.72%
Thrivent Mid Cap Index Portfolio
Actual	$1,000	$1,144	$2.70	0.51%
Hypothetical**	$1,000	$1,022	$2.55	0.51%
Thrivent Partner Worldwide Allocation Portfolio
Actual	$1,000	$1,005	$4.46	0.91%
Hypothetical**	$1,000	$1,020	$4.49	0.91%
Thrivent Partner Socially Responsible Stock Portfolio
Actual	$1,000	$1,099	$5.04	0.98%
Hypothetical**	$1,000	$1,020	$4.85	0.98%
Thrivent Partner All Cap Growth Portfolio
Actual	$1,000	$1,058	$5.05	1.00%
Hypothetical**	$1,000	$1,020	$4.95	1.00%
Thrivent Partner All Cap Value Portfolio
Actual	$1,000	$1,102	$5.05	0.98%
Hypothetical**	$1,000	$1,020	$4.85	0.98%
Thrivent Partner All Cap Portfolio
Actual	$1,000	$1,120	$5.31	1.02%
Hypothetical**	$1,000	$1,020	$5.06	1.02%
Thrivent Large Cap Growth Portfolio
Actual	$1,000	$1,094	$2.29	0.45%
Hypothetical**	$1,000	$1,022	$2.21	0.45%

	Beginning Account Value 1/1/2013	Ending Account Value 6/28/2013	Expenses Paid During Period 1/1/2013 - 6/28/2013*	Annualized Expense Ratio
Thrivent Partner Growth Stock Portfolio
Actual	$1,000	$1,109	$4.93	0.95%
Hypothetical**	$1,000	$1,020	$4.73	0.95%
Thrivent Large Cap Value Portfolio
Actual	$1,000	$1,158	$3.40	0.64%
Hypothetical**	$1,000	$1,021	$3.18	0.64%
Thrivent Large Cap Stock Portfolio
Actual	$1,000	$1,109	$3.51	0.68%
Hypothetical**	$1,000	$1,021	$3.36	0.68%
Thrivent Large Cap Index Portfolio
Actual	$1,000	$1,136	$2.14	0.41%
Hypothetical**	$1,000	$1,023	$2.03	0.41%
Thrivent Equity Income Plus Portfolio
Actual	$1,000	$1,106	$4.11	0.80%
Hypothetical**	$1,000	$1,021	$3.94	0.80%
Thrivent Balanced Portfolio
Actual	$1,000	$1,080	$2.32	0.45%
Hypothetical**	$1,000	$1,022	$2.25	0.45%
Thrivent High Yield Portfolio
Actual	$1,000	$1,010	$2.20	0.45%
Hypothetical**	$1,000	$1,022	$2.21	0.45%
Thrivent Diversified Income Plus Portfolio
Actual	$1,000	$1,053	$2.48	0.49%
Hypothetical**	$1,000	$1,022	$2.44	0.49%
Thrivent Income Portfolio
Actual	$1,000	$976	$2.13	0.44%
Hypothetical**	$1,000	$1,022	$2.18	0.44%
Thrivent Bond Index Portfolio
Actual	$1,000	$974	$2.25	0.46%
Hypothetical**	$1,000	$1,022	$2.30	0.46%
Thrivent Limited Maturity Bond Portfolio
Actual	$1,000	$996	$2.14	0.44%
Hypothetical**	$1,000	$1,022	$2.16	0.44%
Thrivent Mortgage Securities Portfolio
Actual	$1,000	$977	$3.83	0.79%
Hypothetical**	$1,000	$1,021	$3.92	0.79%
Thrivent Money Market Portfolio
Actual	$1,000	$1,000	$1.13	0.23%
Hypothetical**	$1,000	$1,023	$1.15	0.23%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 179/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Mutual Funds (52.5%)	Value
Equity Mutual Funds (50.3%)
3,574,409	Thrivent Partner Small Cap Growth Portfolio[a]	$55,607,432
689,344	Thrivent Partner Small Cap Value Portfolio	16,334,770
1,714,586	Thrivent Small Cap Stock Portfolio	25,685,008
1,466,458	Thrivent Partner Mid Cap Value Portfolio	23,516,117
2,511,818	Thrivent Mid Cap Stock Portfolio	37,154,567
11,257,943	Thrivent Partner Worldwide Allocation Portfolio	97,472,397
2,773,409	Thrivent Large Cap Value Portfolio	37,965,201
3,128,201	Thrivent Large Cap Stock Portfolio	31,612,975
550,683	Thrivent Equity Income Plus Portfolio	5,857,557

	Total	331,206,024

Fixed Income Mutual Funds (2.2%)
1,775,744	Thrivent High Yield Portfolio	8,780,878
573,155	Thrivent Income Portfolio	5,904,299

	Total	14,685,177

	Total Mutual Funds (cost $346,587,081)	345,891,201

	Common Stock (40.8%)
Consumer Discretionary (6.6%)
20,842	Abercrombie & Fitch Company	943,101
7,956	Amazon.com, Inc.[a,b]	2,209,302
4,150	AutoZone, Inc.[a]	1,758,314
20,830	CBS Corporation	1,017,962
5,500	Charter Communications, Inc.[a]	681,175
25,920	Cheesecake Factory, Inc.	1,085,789
13,500	Chico’s FAS, Inc.	230,310
84,898	Comcast Corporation[b]	3,555,528
2,700	Conn’s, Inc.[a]	139,752
977	CST Brands, Inc.[a]	30,101
3,700	Dana Holding Corporation	71,262
4,350	Darden Restaurants, Inc.	219,588
10,329	Delphi Automotive plc	523,577
2,900	DeVry, Inc.	89,958
16,449	Discovery Communications, Inc.[a]	1,270,027
7,900	DISH Network Corporation	335,908
25,918	Dollar Tree, Inc.[a]	1,317,671
2,845	Finish Line, Inc.	62,192
34,565	Foot Locker, Inc.	1,214,268
13,100	Gap, Inc.	546,663
28,470	GNC Holdings, Inc.	1,258,659
2,100	Grand Canyon Education, Inc.[a]	67,683
2,470	Harley-Davidson, Inc.	135,405
7,414	Hasbro, Inc.	332,370
24,800	Home Depot, Inc.[b]	1,921,256
11,000	Hovnanian Enterprises, Inc.[a]	61,710
3,100	iShares Dow Jones US Home Construction Index Fund	69,378
16,319	L Brands, Inc.	803,711
34,660	Las Vegas Sands Corporation	1,834,554
5,996	LifeLock, Inc.[a]	70,213
24,520	Lowe’s Companies, Inc.	1,002,868
2,363	M/I Homes, Inc.[a]	54,254
8,700	Macy’s, Inc.	417,600
11,600	Marriott International, Inc.	468,292
2,800	Marriott Vacations Worldwide Corporation[a]	121,072
10,462	MDC Partners, Inc.	188,734
27,050	Meredith Corporation	1,290,285
3,700	Michael Kors Holdings, Ltd.[a]	229,474
300	Netflix, Inc.[a]	63,327
9,300	New York Times Company[a]	102,858
17,660	News Corporation	579,601
25,580	Nexstar Broadcasting Group, Inc.	907,067
42,200	NIKE, Inc.	2,687,296
5,400	Omnicom Group, Inc.	339,498
4,268	O’Reilly Automotive, Inc.[a]	480,662
14,670	Papa John’s International, Inc.[a]	958,978
5,000	Penn National Gaming, Inc.[a]	264,300
6,192	PetSmart, Inc.	414,802
57,768	Pier 1 Imports, Inc.	1,356,970
8,400	Pulte Group, Inc.[a]	159,348
5,100	Ross Stores, Inc.	330,531
40,700	Sally Beauty Holdings, Inc.[a]	1,265,770
25,100	Sirius XM Radio, Inc.	84,085
35,000	Smith & Wesson Holding Corporation[a]	349,300
2,881	Stage Stores, Inc.	67,704
19,800	Standard Pacific Corporation[a]	164,934
5,900	Staples, Inc.	93,574
1,800	Sturm, Ruger & Company, Inc.	86,472
1,900	Target Corporation	130,834
6,000	Tempur-Pedic International, Inc.[a]	263,400
5,080	Time Warner Cable, Inc.	571,398
6,100	TJX Companies, Inc.	305,366
30,200	Toll Brothers, Inc.[a]	985,426
8,273	Tractor Supply Company	972,988
6,300	Under Armour, Inc.[a]	376,173
2,000	Urban Outfitters, Inc.[a]	80,440
3,900	Valassis Communications, Inc.	95,901
5,600	Vera Bradley, Inc.[a]	121,296
1,026	VF Corporation	198,080
5,200	Wynn Resorts, Ltd.	665,600

	Total	43,153,945

Consumer Staples (2.6%)
17,700	Altria Group, Inc.	619,323
1,230	Andersons, Inc.	65,424
18,783	Annie’s, Inc.[a]	802,785
15,100	Archer-Daniels-Midland Company	512,041
3,400	Avon Products, Inc.	71,502
13,217	British American Tobacco plc ADR	1,360,558
6,900	Bunge, Ltd.	488,313
7,900	Campbell Soup Company	353,841
6,239	Clorox Company	518,711
9,500	Colgate-Palmolive Company	544,255
23,000	CVS Caremark Corporation	1,315,140
2,441	Energizer Holdings, Inc.	245,345
8,700	Hain Celestial Group, Inc.[a]	565,239
28,183	Ingredion, Inc.	1,849,368
3,200	Kimberly-Clark Corporation	310,848
4,723	Kraft Foods Group, Inc.	263,874

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (40.8%)	Value
Consumer Staples (2.6%) - continued
15,300	Kroger Company	$528,462
13,970	Mondelez International, Inc.	398,564
10,700	Monster Beverage Corporation[a]	650,239
22,300	Nestle SA	1,463,335
3,591	Philip Morris International, Inc.	311,052
28,500	Procter & Gamble Company	2,194,215
5,500	Safeway, Inc.	130,130
11,500	Tyson Foods, Inc.	295,320
5,700	Wal-Mart Stores, Inc.	424,593
17,114	Whole Foods Market, Inc.	881,029

	Total	17,163,506

Energy (4.7%)
131,391	Alpha Natural Resources, Inc.[a]	688,489
30,639	BP plc ADR	1,278,872
10,200	Cameron International Corporation[a]	623,832
11,020	Chevron Corporation	1,304,107
10,300	Cobalt International Energy, Inc.[a]	273,671
14,398	Concho Resources, Inc.[a]	1,205,401
41,400	Consol Energy, Inc.	1,121,940
5,300	Delek US Holdings, Inc.	152,534
6,900	Dril-Quip, Inc.[a]	623,001
4,000	Ensco plc	232,480
12,483	EOG Resources, Inc.	1,643,761
14,400	EQT Corporation	1,142,928
17,600	Exxon Mobil Corporation	1,590,160
7,400	Helmerich & Payne, Inc.	462,130
8,500	HollyFrontier Corporation	363,630
95,018	Marathon Oil Corporation	3,285,722
6,000	Marathon Petroleum Corporation	426,360
11,100	National Oilwell Varco, Inc.	764,790
31,100	Oasis Petroleum, Inc.[a]	1,208,857
4,800	Occidental Petroleum Corporation	428,304
2,800	Oil States International, Inc.[a]	259,392
56,400	Patterson-UTI Energy, Inc.	1,091,622
32,379	Peabody Energy Corporation	474,028
16,800	Petroleo Brasileiro SA ADR	225,456
4,800	Range Resources Corporation	371,136
48,350	Rex Energy Corporation[a]	849,993
43,570	Schlumberger, Ltd.	3,122,226
15,400	SM Energy Company	923,692
21,200	Southwestern Energy Company[a]	774,436
2,400	Tesoro Corporation	125,568
13,800	Ultra Petroleum Corporation[a]	273,516
8,800	Valero Energy Corporation	305,976
242,118	Weatherford International, Ltd.[a]	3,317,017
5,900	Western Refining, Inc.	165,613

	Total	31,100,640

Financials (6.8%)
9,330	ACE, Ltd.	834,848
17,402	Affiliated Managers Group, Inc.[a]	2,852,884
3,700	Allied World Assurance Company Holdings AG	338,587
6,390	Allstate Corporation	307,487
9,500	American Assets Trust, Inc.	293,170
5,100	American Capital, Ltd.[a]	64,617
8,800	Ameriprise Financial, Inc.	711,744
29,700	Annaly Capital Management, Inc.	373,329
7,000	Aspen Insurance Holdings, Ltd.	259,630
6,100	Axis Capital Holdings, Ltd.	279,258
81,620	Bank of America Corporation	1,049,633
3,700	Banner Corporation	125,023
11,077	BGC Partners, Inc.	65,243
4,405	Boston Properties, Inc.	464,595
16,700	CapitalSource, Inc.	156,646
15,800	CBL & Associates Properties, Inc.	338,436
46,171	Citigroup, Inc.	2,214,823
1,872	CNA Financial Corporation	61,065
10,890	Colonial Properties Trust	262,667
3,500	Comerica, Inc.	139,405
39,900	DCT Industrial Trust, Inc.	285,285
13,782	Discover Financial Services	656,574
7,689	Equity Residential	446,423
5,800	Extra Space Storage, Inc.	243,194
29,700	Fifth Third Bancorp	536,085
18,100	First Republic Bank	696,488
22,627	HCC Insurance Holdings, Inc.	975,450
3,254	Health Care REIT, Inc.	218,116
5,900	Home Loan Servicing Solutions, Ltd.	141,423
17,648	Host Hotels & Resorts, Inc.	297,722
51,200	Huntington Bancshares, Inc.	403,456
16,130	Invesco, Ltd.	512,934
28,080	iShares Russell 2000 Index Fund	2,728,253
600	iShares Russell 3000 Index Fund	57,840
27,523	J.P. Morgan Chase & Company	1,452,939
13,000	Janus Capital Group, Inc.	110,630
20,579	Kimco Realty Corporation	441,008
8,731	Lazard, Ltd.	280,702
7,000	Leucadia National Corporation	183,540
2,700	M&T Bank Corporation	301,725
2,500	MasterCard, Inc.	1,436,250
20,130	MetLife, Inc.	921,149
4,400	Montpelier Re Holdings, Inc.	110,044
21,990	Morgan Stanley	537,216
11,800	NASDAQ OMX Group, Inc.	386,922
6,300	Northern Trust Corporation	364,770
11,100	Pebblebrook Hotel Trust	286,935
13,600	Piedmont Office Realty Trust, Inc.	243,168
58,251	Popular, Inc.[a]	1,766,753
900	Portfolio Recovery Associates, Inc.[a]	138,267
4,800	ProAssurance Corporation	250,368
3,000	Progressive Corporation	76,260
6,800	Protective Life Corporation	261,188
2,753	Public Storage, Inc.	422,117
3,310	Simon Property Group, Inc.	522,715
10,900	SLM Corporation	249,174
4,900	SPDR Gold Trust[a]	583,835
21,200	SPDR S&P 500 ETF Trust	3,392,212
7,280	State Street Corporation	474,729
2,136	Stewart Information Services Corporation	55,942
22,390	SVB Financial Group[a]	1,865,535
7,400	T. Rowe Price Group, Inc.	541,310
3,325	Taubman Centers, Inc.	249,874
7,300	TCF Financial Corporation	103,514
20,340	Terreno Realty Corporation	376,900
12,349	Tower Group International, Ltd.	253,278

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (40.8%)	Value
Financials (6.8%) - continued
11,100	Visa, Inc.	$2,028,525
4,397	Vornado Realty Trust	364,291
7,486	W.R. Berkley Corporation	305,878
52,062	Wells Fargo & Company[b]	2,148,599
67,815	Zions Bancorporation	1,958,497

	Total	44,839,092

Health Care (4.5%)
2,300	Abbott Laboratories	80,224
3,679	Actavis, Inc.[a]	464,363
28,200	Akorn, Inc.[a]	381,264
24,400	Align Technology, Inc.[a]	903,776
23,600	Allscripts Healthcare Solutions, Inc.[a]	305,384
10,292	AmerisourceBergen Corporation	574,602
6,000	Amgen, Inc.	591,960
14,200	Astex Pharmaceuticals, Inc.[a]	58,362
6,910	Baxter International, Inc.	478,656
1,200	Biogen Idec, Inc.[a]	258,240
11,300	BioMarin Pharmaceutical, Inc.[a]	630,427
2,200	Bio-Reference Laboratories, Inc.[a]	63,250
2,358	C.R. Bard, Inc.	256,267
6,936	Catamaran Corporation[a]	337,922
4,900	Celgene Corporation[a]	572,859
6,030	CIGNA Corporation	437,115
8,000	Community Health Systems, Inc.	375,040
36,010	Covidien plc	2,262,868
5,200	Eli Lilly and Company	255,424
3,622	ExamWorks Group, Inc.[a]	76,895
43,200	Express Scripts Holding Company[a]	2,665,008
77,600	Gilead Sciences, Inc.[a]	3,973,896
9,626	HeartWare International, Inc.[a]	915,529
30,851	Hologic, Inc.[a]	595,424
5,000	Illumina, Inc.[a]	374,200
8,500	Medicines Company[a]	261,460
31,480	Merck & Company, Inc.	1,462,246
3,754	Mettler-Toledo International, Inc.[a]	755,305
15,600	Neurocrine Biosciences, Inc.[a]	208,728
8,435	NuVasive, Inc.[a]	209,104
5,383	Onyx Pharmaceuticals, Inc.[a]	467,352
3,000	PAREXEL International Corporation[a]	137,820
13,786	PDL BioPharma, Inc.	106,428
7,300	Perrigo Company	883,300
2,800	Pfizer, Inc.	78,428
2,500	Questcor Pharmaceuticals, Inc.	113,650
13,200	ResMed, Inc.	595,716
17,080	Sanofi ADR	879,791
3,100	Santarus, Inc.[a]	65,255
6,700	Seattle Genetics, Inc.[a]	210,782
21,100	Shire Pharmaceuticals Group plc ADR	2,006,821
13,276	Spectrum Pharmaceuticals, Inc.	99,039
27,800	Thoratec Corporation[a]	870,418
4,900	United Therapeutics Corporation[a]	322,518
14,963	UnitedHealth Group, Inc.	979,777
4,600	Vertex Pharmaceuticals, Inc.[a]	367,402
2,200	Waters Corporation[a]	220,110
9,858	Zimmer Holdings, Inc.	738,759

	Total	29,929,164

Industrials (5.6%)
29,840	Actuant Corporation	983,825
15,600	Acuity Brands, Inc.	1,178,112
17,150	ADT Corporation[a]	683,427
1,200	AGCO Corporation	60,228
23,340	AMETEK, Inc.	987,282
9,796	B/E Aerospace, Inc.[a]	617,932
2,757	Briggs & Stratton Corporation	54,588
25,255	CSX Corporation	585,663
3,700	Deluxe Corporation	128,205
26,500	DigitalGlobe, Inc.[a]	821,765
33,424	EMCOR Group, Inc.	1,358,686
2,900	EnerSys, Inc.	142,216
15,400	Expeditors International of Washington, Inc.	585,354
14,481	Flowserve Corporation	782,119
14,300	Fortune Brands Home and Security, Inc.	553,982
11,600	Foster Wheeler AGa	251,836
29,000	GATX Corporation	1,375,470
18,620	General Electric Company	431,798
7,800	Graco, Inc.	493,038
33,800	HNI Corporation	1,219,166
35,265	Honeywell International, Inc.	2,797,925
1,200	Huntington Ingalls Industries, Inc.	67,776
14,500	Ingersoll-Rand plc	805,040
52,820	Jacobs Engineering Group, Inc.[a]	2,911,967
14,180	JB Hunt Transport Services, Inc.	1,024,363
26,900	JetBlue Airways Corporation[a]	169,470
9,818	Kansas City Southern	1,040,315
18,300	Landstar System, Inc.	942,450
2,500	Lockheed Martin Corporation	271,150
11,667	Manitowoc Company, Inc.	208,956
27,400	Manpower, Inc.	1,501,520
2,400	MRC Global, Inc.[a]	66,288
15,225	Oshkosh Corporation[a]	578,093
3,128	Parker Hannifin Corporation	298,411
14,362	Pentair, Ltd.	828,544
18,700	Pitney Bowes, Inc.	274,516
27,900	Quanta Services, Inc.[a]	738,234
7,300	Republic Airways Holdings, Inc.[a]	82,709
11,300	Robert Half International, Inc.	375,499
7,132	Roper Industries, Inc.	885,937
23,500	Southwest Airlines Company	302,915
8,881	Stericycle, Inc.[a]	980,729
9,740	Tennant Company	470,150
2,700	Terex Corporation[a]	71,010
14,500	Union Pacific Corporation	2,237,060
9,100	United Rentals, Inc.[a]	454,181
1,798	United Stationers, Inc.	60,323
18,198	United Technologies Corporation	1,691,322
3,100	USG Corporation[a]	71,455
8,800	Wabash National Corporation[a]	89,584
25,100	Woodward, Inc.	1,004,000

	Total	36,596,584

Information Technology (7.6%)
32,900	Activision Blizzard, Inc.	469,154

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (40.8%)	Value
Information Technology (7.6%) - continued
18,757	Agilent Technologies, Inc.	$802,049
4,700	Alliance Data Systems Corporation[a]	850,841
12,235	ANSYS, Inc.[a]	894,379
5,400	AOL, Inc.[a]	196,992
11,402	Apple, Inc.[b]	4,516,104
28,284	Applied Materials, Inc.	421,714
217,273	Atmel Corporation[a]	1,596,957
25,957	Autodesk, Inc.[a]	880,981
90,500	Brocade Communications Systems, Inc.[a]	521,280
19,800	Ciena Corporation[a]	384,516
51,750	Cisco Systems, Inc.	1,258,042
35,700	Citrix Systems, Inc.[a]	2,153,781
8,400	Computer Sciences Corporation	367,668
23,238	CoreLogic, Inc.[a]	538,424
3,700	Cray, Inc.[a]	72,668
1,575	DST Systems, Inc.	102,895
34,216	eBay, Inc.[a]	1,769,652
3,500	Ellie Mae, Inc.[a]	80,780
49,800	ExactTarget, Inc.[a]	1,679,256
9,892	F5 Networks, Inc.[a]	680,570
48,300	Facebook, Inc.[a]	1,200,738
7,000	FLIR Systems, Inc.	188,790
3,673	Google, Inc.[a,b]	3,233,599
11,900	Guidewire Software, Inc.[a]	500,395
28,300	Informatica Corporation[a]	989,934
38,500	Intel Corporation	932,470
6,400	InterDigital, Inc.	285,760
7,717	Itron, Inc.[a]	327,432
2,900	j2 Global, Inc.	123,279
32,410	Juniper Networks, Inc.[a]	625,837
14,841	Lam Research Corporation[a]	658,050
5,765	Lexmark International, Inc.	176,236
1,500	LinkedIn Corporation[a]	267,450
4,800	Mentor Graphics Corporation	93,840
4,953	Mercadolibre, Inc.	533,735
20,462	Microchip Technology, Inc.	762,209
14,570	Microsoft Corporation	503,102
48,882	NetApp, Inc.[a]	1,846,762
5,775	Nice Systems, Ltd. ADR	213,040
26,593	Nuance Communications, Inc.[a]	488,779
102,368	NVIDIA Corporation	1,436,223
24,800	NXP Semiconductors NVa	768,304
24,066	Plantronics, Inc.	1,056,979
40,820	QUALCOMM, Inc.[b]	2,493,286
5,530	Red Hat, Inc.[a]	264,445
16,776	SAIC, Inc.	233,690
6,700	Skyworks Solutions, Inc.[a]	146,663
8,200	SunEdison, Inc.[a]	66,994
3,100	SunPower Corporation[a]	64,170
36,380	Symantec Corporation	817,459
13,800	Synopsys, Inc.[a]	493,350
77,664	Teradyne, Inc.[a]	1,364,556
31,130	Texas Instruments, Inc.	1,085,503
38,706	TriQuint Semiconductor, Inc.[a]	268,233
3,313	Unisys Corporation[a]	73,118
13,973	VeriFone Systems, Inc.[a]	234,886
89,400	Vishay Intertechnology, Inc.[a]	1,241,766
32,300	VMware, Inc.[a]	2,163,777
4,000	Western Digital Corporation	248,360
26	Workday, Inc.[a]	1,666
18,513	Xilinx, Inc.	733,300
18,700	Yahoo!, Inc.[a]	469,557

	Total	49,916,425

Materials (1.3%)
7,200	Airgas, Inc.	687,312
7,700	Albemarle Corporation	479,633
6,000	Axiall Corporation	255,480
16,100	Buckeye Technologies, Inc.	596,344
14,758	Celanese Corporation	661,158
1,700	CF Industries Holdings, Inc.	291,550
7,000	Cliffs Natural Resources, Inc.	113,750
8,190	Dow Chemical Company	263,472
10,800	Eagle Materials, Inc.	715,716
7,132	FMC Corporation	435,480
16,700	H.B. Fuller Company	631,427
1,238	Innophos Holdings, Inc.	58,396
6,300	Mosaic Company	339,003
8,324	Newmont Mining Corporation	249,304
6,030	Nucor Corporation	261,220
9,100	Owens-Illinois, Inc.[a]	252,889
4,754	Silgan Holdings, Inc.	223,248
9,053	Silver Wheaton Corporation	178,073
12,545	Southern Copper Corporation	346,493
21,870	Steel Dynamics, Inc.	326,082
31,100	SunCoke Energy, Inc.[a]	436,022
27,800	Teck Resources, Ltd.	594,086
6,400	Walter Energy, Inc.	66,560

	Total	8,462,698

Telecommunications Services (0.3%)
21,900	AT&T, Inc.	775,260
3,276	SBA Communications Corporation[a]	242,817
12,175	TW Telecom, Inc.[a]	342,604
9,958	Verizon Communications, Inc.	501,286

	Total	1,861,967

Utilities (0.8%)
20,300	Calpine Corporation[a]	430,969
12,000	CMS Energy Corporation	326,040
18,890	NiSource, Inc.	541,009
14,000	NRG Energy, Inc.	373,800
17,690	PG&E Corporation	808,964
40,900	PNM Resources, Inc.	907,571
8,100	Public Service Enterprise Group, Inc.	264,546
8,300	Southern Company	366,279
19,478	Southwest Gas Corporation	911,376
6,000	Wisconsin Energy Corporation	245,940

	Total	5,176,494

	Total Common Stock (cost $230,383,392)	268,200,515

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (1.7%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
$ 650,000	6.011%, 5/25/2036	$466,443

	Total	466,443

Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
44,523	0.643%, 12/25/2035[c]	22,803
	Residential Asset Securitization Trust
56,368	0.573%, 8/25/2037[c]	17,955
	Sequoia Mortgage Trust
204,784	3.898%, 9/20/2046	168,724
66,151	3.898%, 9/20/2046	8,847
	WaMu Mortgage Pass Through Certificates
81,489	2.658%, 9/25/2036	66,073
121,562	2.727%, 10/25/2036	99,911

	Total	384,313

Commercial Mortgage-Backed Securities (0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	268,295
	Government National Mortgage Association
90,658	2.164%, 3/16/2033	91,406
65,499	3.214%, 1/16/2040	67,424

	Total	427,125

Financials (0.1%)
	Achmea Hypotheekbank NV
205,000	3.200%, 11/3/2014[d]	212,790
	Canadian Imperial Bank of Commerce
205,000	2.600%, 7/2/2015[d]	212,687

	Total	425,477

Mortgage-Backed Securities (0.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	2.500%, 7/1/2028[e]	251,250
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
400,000	3.000%, 7/1/2043[e]	389,875
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
488,000	2.500%, 7/1/2028[e]	490,821
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
400,000	3.000%, 7/1/2043[e]	390,813
775,000	3.500%, 7/1/2043[e]	786,746
775,000	4.000%, 7/1/2043[e]	807,362

	Total	3,116,867

U.S. Government and Agencies (0.9%)
	FDIC Structured Sale Guaranteed Notes
$ 85,000	Zero Coupon, 1/7/2014[d]	84,818
	Federal National Mortgage Association
860,000	1.375%, 11/15/2016	871,821
665,000	0.875%, 5/21/2018	642,697
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	185,646
	U.S. Treasury Bonds
3,140,000	3.000%, 5/15/2042	2,862,305
	U.S. Treasury Notes
250,000	1.625%, 8/15/2022	234,551
	U.S. Treasury Notes, TIPS
1,307,851	0.125%, 4/15/2018	1,341,570

	Total	6,223,408

	Total Long-Term Fixed Income (cost $11,531,686)	11,043,633

Shares or Principal Amount	Short-Term Investments (5.3%)
	Federal Home Loan Bank Discount Notes
7,000,000	0.030%, 7/24/2013[f]	6,999,854
14,700,000	0.060%, 8/21/2013[f]	14,698,702
2,800,000	0.093%, 11/22/2013[b,f]	2,798,944
100,000	0.105%, 12/4/2013[b,f]	99,954
	Federal Home Loan Mortgage Corporation Discount Notes
2,900,000	0.060%, 8/26/2013[f]	2,899,720
2,500,000	0.095%, 12/2/2013[b,f]	2,498,971
	Federal National Mortgage Association Discount Notes
3,000,000	0.040%, 8/7/2013[f]	2,999,870
1,000,000	0.065%, 8/21/2013[f]	999,904
1,000,000	0.100%, 12/4/2013[b,f]	999,561

	Total Short-Term Investments (at amortized cost)	34,995,480

	Total Investments (cost $623,497,639) 100.3%	$660,130,829

	Other Assets and Liabilities, Net (0.3%)	(2,054,341)

	Total Net Assets 100.0%	$658,076,488

a	Non-income producing security.
b	At June 28, 2013, $17,378,853 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $510,295 or 0.1% of total net assets.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$71,179,348
Gross unrealized depreciation	(35,715,844)

Net unrealized appreciation (depreciation)	$35,463,504

Cost for federal income tax purposes	$624,667,325

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	331,206,024	331,206,024	—	—
Fixed Income Mutual Funds	14,685,177	14,685,177	—	—
Common Stock
Consumer Discretionary	43,153,945	43,153,945	—	—
Consumer Staples	17,163,506	15,700,171	1,463,335	—
Energy	31,100,640	31,100,640	—	—
Financials	44,839,092	44,839,092	—	—
Health Care	29,929,164	29,929,164	—	—
Industrials	36,596,584	36,596,584	—	—
Information Technology	49,916,425	49,916,425	—	—
Materials	8,462,698	8,462,698	—	—
Telecommunications Services	1,861,967	1,861,967	—	—
Utilities	5,176,494	5,176,494	—	—
Long-Term Fixed Income
Asset-Backed Securities	466,443	—	466,443	—
Collateralized Mortgage Obligations	384,313	—	384,313	—
Commercial Mortgage-Backed Securities	427,125	—	427,125	—
Financials	425,477	—	425,477	—
Mortgage-Backed Securities	3,116,867	—	3,116,867	—
U.S. Government and Agencies	6,223,408	—	6,223,408	—
Short-Term Investments	34,995,480	—	34,995,480	—

Total	$660,130,829	$612,628,381	$47,502,448	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	310,854	310,854	—	—

Total Asset Derivatives	$310,854	$310,854	$—	$—

Liability Derivatives
Futures Contracts	5,917,722	4,419,852	1,497,870	—

Total Liability Derivatives	$5,917,722	$4,419,852	$1,497,870	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	September 2013	($3,305,814)	($3,300,000)	$5,814
5-Yr. U.S. Treasury Bond Futures	(80)	September 2013	(9,851,631)	(9,683,750)	167,881
10-Yr. U.S. Treasury Bond Futures	(35)	September 2013	(4,566,847)	(4,429,688)	137,159
30-Yr. U.S. Treasury Bond Futures	35	September 2013	4,978,857	4,754,531	(224,326)
Eurex EURO STOXX 50 Futures	1,159	September 2013	40,691,398	39,193,528	(1,497,870)
Mini MSCI EAFE Index Futures	10	September 2013	856,819	819,850	(36,969)
Russell 2000 Index Mini-Futures	(786)	September 2013	(75,933,023)	(76,611,420)	(678,397)
S&P 400 Index Mini-Futures	(699)	September 2013	(80,356,411)	(80,937,210)	(580,799)
S&P 500 Index Futures	336	September 2013	137,240,561	134,341,200	(2,899,361)
Total Futures Contracts					($5,606,868)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$310,854
Total Interest Rate Contracts		310,854

Total Asset Derivatives		$310,854

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	224,326
Total Interest Rate Contracts		224,326
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	5,693,396
Total Equity Contracts		5,693,396

Total Liability Derivatives		$5,917,722

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,210,467)
Total Equity Contracts		(1,210,467)
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(59,826)
Total Foreign Exchange Contracts		(59,826)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(185,729)
Total Interest Rate Contracts		(185,729)

Total		($1,456,022)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	150,163
Total Interest Rate Contracts		150,163
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(2,739,355)
Total Equity Contracts		(2,739,355)

Total		($2,589,192)

The following table presents Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Equity Contracts	$328,079,472	50.6%	N/A	N/A
Interest Rate Contracts	23,189,324	3.6	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$12,035	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Partner Small Cap Growth	$48,539,108	$1,212,088	$—	3,574,409	$55,607,432	$—
Partner Small Cap Value	14,249,724	395,759	—	689,344	16,334,770	313,960
Small Cap Stock	22,415,543	94,327	—	1,714,586	25,685,008	94,327
Partner Mid Cap Value	23,104,644	1,262,135	3,000,000	1,466,458	23,516,117	234,886
Mid Cap Stock	32,744,181	142,037	—	2,511,818	37,154,567	142,037
Partner Worldwide Allocation	97,000,260	27,429	—	11,257,943	97,472,397	27,429
Large Cap Value	32,787,456	574,266	—	2,773,409	37,965,201	574,266
Large Cap Stock	28,504,425	378,212	—	3,128,201	31,612,975	378,212
Equity Income Plus	5,294,883	123,717	—	550,683	5,857,557	123,717
High Yield	9,008,058	277,444	319,157	1,775,744	8,780,878	277,444
Income	6,052,390	121,434	—	573,155	5,904,299	108,001
Cash Management Trust- Short Term Investment	29,687,438	47,315,741	77,003,179	—	—	10,489
Total Value and Income Earned	349,388,110				345,891,201	2,284,768

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (2.2%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$ 1,035,161	5.750%, 5/16/2018	$1,029,664
	FMG Resources August 2006 Pty., Ltd., Term Loan
1,042,125	5.250%, 10/18/2017	1,035,122
	Ineos Group Holdings, Ltd., Term Loan
1,388,994	4.000%, 5/4/2018	1,359,048
	Tronox Pigments BV, Term Loan
370,000	4.500%, 3/19/2020	371,176
	US Coatings Acquisition, Inc., Term Loan
857,850	4.750%, 2/1/2020	857,104

	Total	4,652,114

Capital Goods (0.1%)
	ADS Waste Holdings, Term Loan
1,114,400	4.250%, 10/9/2019	1,109,664
	Berry Plastics Group, Inc., Term Loan
1,830,412	3.500%, 2/8/2020	1,808,557
	Silver II Borrower, Term Loan
487,550	4.000%, 12/13/2019	483,182

	Total	3,401,403

Communications Services (0.8%)
	Atlantic Broadband Penn, LLC, Term Loan
635,200	3.250%, 11/30/2019	631,865
	Cequel Communications, LLC, Term Loan
613,447	3.500%, 2/14/2019	607,791
	Charter Communications Operating, LLC, Term Loan
245,000	0.000%, 4/10/2020[b,c]	241,746
	Clear Channel Communications, Inc., Term Loan
473,976	3.845%, 1/29/2016	432,209
1,398,024	6.945%, 1/30/2019	1,271,419
	Cricket Communications, Inc., Term Loan
159,200	4.750%, 10/10/2019	157,476
1,040,000	4.750%, 3/8/2020	1,029,922
	Cumulus Media Holdings, Inc., Term Loan
962,219	4.500%, 9/17/2018	961,815
	Fairpoint Communications, Term Loan
1,221,937	7.500%, 2/14/2019	1,194,444
	Grande Communications Networks, LLC, Term Loan
745,000	4.500%, 5/29/2020	740,344
	Hargray Communications Group, Inc., Term Loan
1,055,000	0.000%, 6/25/2019[b,c]	1,051,044
	Integra Telecom Holdings, Inc., Term Loan
745,000	0.000%, 2/22/2019[b,c]	744,628
	Integra Telecom Inc., Term Loan
250,000	9.750%, 2/21/2020	255,625
	Intelsat Jackson Holdings SA, Term Loan
1,139,153	4.250%, 4/2/2018	1,139,153
	Level 3 Financing, Inc., Term Loan
1,555,000	4.750%, 8/1/2019	1,553,538
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
792,000	6.000%, 6/9/2017	790,020
	LTS Buyer, LLC, Term Loan
555,000	4.500%, 4/13/2020[b,c]	550,493
62,000	8.000%, 4/12/2021	62,000
	MCC Georgia, LLC, Term Loan
635,200	4.000%, 1/20/2020	636,394
	McGraw-Hill Global Education Holdings, LLC, Term Loan
982,538	9.000%, 3/22/2019	965,098
	NEP Broadcasting, LLC, Term Loan
1,831,400	4.750%, 1/22/2020[b,c]	1,839,037
68,571	9.500%, 7/22/2020	70,114
	NTELOS, Inc., Term Loan
368,150	5.750%, 11/9/2019	362,933
	SBA Senior Finance II, LLC, Term Loan
175,954	3.750%, 9/28/2019	176,100
	Syniverse Holdings, Inc., Term Loan
980,000	4.000%, 4/23/2019	975,100
	TNS, Inc., Term Loan
750,833	5.000%, 2/14/2020	752,087
	Univision Communications, Inc., Term Loan
942,638	4.500%, 2/28/2020	932,976
244,387	4.500%, 3/1/2020	241,638
510,371	4.500%, 3/1/2020	505,140
	Van Wagner Communications, Inc., Term Loan
876,150	8.250%, 8/3/2018	887,102
	Virgin Media Investment Holdings, Ltd., Term Loan
1,505,000	3.500%, 6/7/2020	1,487,030
	Visant Corporation, Term Loan
1,569,246	5.250%, 12/22/2016	1,492,463
	WideOpenWest Finance, LLC, Term Loan
1,625,925	4.750%, 4/1/2019	1,627,957
	Yankee Cable Acquisition, LLC, Term Loan
961,783	5.250%, 3/1/2020	964,524
	Zayo Group, LLC, Term Loan
1,223,819	4.500%, 7/2/2019	1,221,775

	Total	28,553,000

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
944,737	4.250%, 2/23/2017	943,320

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (2.2%)[a]	Value
Consumer Cyclical (0.3%) - continued
	Cenveo Corporation, Term Loan
$ 553,612	6.250%, 2/13/2017	$552,577
	Ceridian Corporation, Term Loan
957,899	5.942%, 5/9/2017	959,393
	Chrysler Group, LLC, Term Loan
835,000	0.000%, 5/24/2017[b,c]	837,872
	J.C. Penney Corporation, Inc., Term Loan
370,000	5.000%, 5/22/2018[b,c]	370,263
	MGM Resorts International, Term Loan
776,100	3.500%, 12/20/2019	770,279
	MRC Global, Inc., Term Loan
796,000	6.000%, 11/8/2019	798,651
	ROC Finance, LLC, Term Loan
1,355,000	2.269%, 3/27/2019[b,c]	1,352,737
	Seminole Indian Tribe of Florida, Term Loan
451,950	3.026%, 4/29/2020	450,065
	Seven Seas Cruises S de RL, LLC, Term Loan
1,422,000	4.750%, 12/21/2018	1,427,332
	Toys R Us, Inc., Term Loan
1,246,185	5.250%, 5/25/2018	1,195,304

	Total	9,657,793

Consumer Non-Cyclical (0.3%)
	Albertson’s, Inc., Term Loan
1,087,275	4.750%, 3/21/2019	1,079,120
	Bausch & Lomb, Inc., Term Loan
792,015	4.000%, 5/18/2019	790,368
	Biomet, Inc., Term Loan
1,012,350	3.963%, 7/25/2017	1,006,448
	CHS/Community Health Systems, Inc., Term Loan
800,000	3.773%, 1/25/2017	799,912
	Del Monte Corporation, Term Loan
150,318	4.000%, 3/8/2018	149,629
	DJO Finance, LLC, Term Loan
1,160,786	4.750%, 9/15/2017[b,c]	1,166,346
	Grifols, Inc., Term Loan
789,580	4.250%, 6/1/2017	792,177
	HJ Heinz Company, Term Loan
430,000	3.500%, 6/5/2020	429,510
	Hologic, Inc., Term Loan
952,800	4.500%, 8/1/2019	954,525
	JBS USA, LLC, Term Loan
917,700	3.750%, 5/25/2018	915,406
	Reynolds Group Holdings, Inc., Term Loan
158,800	4.750%, 9/28/2018	159,032
	Rite Aid Corporation, Term Loan
184,537	4.000%, 2/21/2020	183,692
365,000	5.750%, 8/21/2020	369,562
	Roundy’s Supermarkets, Inc., Term Loan
1,389,015	5.750%, 2/13/2019	1,353,137
	Supervalu, Inc., Term Loan
1,126,480	5.000%, 3/21/2019[b,c]	1,117,873
	Warner Chilcott Company, LLC, Term Loan
14,476	4.250%, 3/15/2018	14,464
	Warner Chilcott Corporation, Term Loan
107,646	4.250%, 3/15/2018	107,550
46,861	4.250%, 3/15/2018	46,819
	WC Luxco Sarl, Term Loan
84,827	4.250%, 3/15/2018	84,752

	Total	11,520,322

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
2,325,000	5.750%, 12/2/2017	2,353,574
	Offshore Group Investment, Ltd., Term Loan
1,002,488	5.750%, 3/28/2019	1,004,994

	Total	3,358,568

Financials (0.1%)
	GEO Group, Inc., Term Loan
246,000	3.250%, 4/3/2020	245,385
	MoneyGram International, Inc., Term Loan
977,550	4.250%, 3/27/2020	978,166
	WaveDivision Holdings, LLC, Term Loan
1,477,575	4.000%, 10/12/2019	1,473,881

	Total	2,697,432

Technology (0.2%)
	First Data Corporation Extended, Term Loan
1,540,000	4.193%, 3/23/2018	1,499,575
	First Data Corporation, Term Loan
640,000	4.193%, 9/24/2018	623,200
	Freescale Semiconductor Inc., Term Loan
887,775	5.000%, 3/1/2020	879,847
	Infor US, Inc., Term Loan
811,023	5.250%, 4/5/2018	811,867
	SunGard Data Systems, Inc., Term Loan
1,192,013	4.500%, 1/31/2020	1,194,253

	Total	5,008,742

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,050,000	0.000%, 6/21/2019[b,c]	1,048,362
	American Petroleum Tankers Parent, LLC, Term Loan
305,000	4.750%, 10/2/2019	303,856
	Delta Air Lines, Inc., Term Loan
1,283,807	4.250%, 4/20/2017	1,287,414

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (2.2%)[a]	Value
Transportation (0.1%) - continued
	United Air Lines, Inc., Term Loan
$ 615,000	4.000%, 4/1/2019	$613,463

	Total	3,253,095

Utilities (0.1%)
	Calpine Corporation, Term Loan
184,058	4.000%, 4/1/2018	183,599
1,270,400	4.000%, 10/9/2019	1,268,024
	Intergen NV, Term Loan
490,000	0.000%, 6/5/2020[b,c]	480,200
	NGPL PipeCo, LLC, Term Loan
1,139,518	6.750%, 9/15/2017	1,129,547
	Pacific Drilling SA, Term loan
495,000	0.000%, 5/18/2018[b,c]	492,649

	Total	3,554,019

	Total Bank Loans (cost $75,737,546)	75,656,488

Shares	Mutual Funds (51.0%)
Equity Mutual Funds (42.3%)
5,165,495	Thrivent Partner Small Cap Growth Portfolio[d]	80,360,118
3,387,094	Thrivent Partner Small Cap Value Portfolio	80,260,915
4,544,703	Thrivent Small Cap Stock Portfolio	68,081,010
6,555,161	Thrivent Partner Mid Cap Value Portfolio	105,118,566
14,161,368	Thrivent Mid Cap Stock Portfolio	209,473,537
46,799,927	Thrivent Partner Worldwide Allocation Portfolio	405,198,453
19,051,500	Thrivent Large Cap Value Portfolio	260,795,982
22,150,339	Thrivent Large Cap Stock Portfolio	223,846,896
2,306,527	Thrivent Equity Income Plus Portfolio	24,534,298

	Total	1,457,669,775

Fixed Income Mutual Funds (8.7%)
24,096,908	Thrivent High Yield Portfolio	119,156,799
13,407,898	Thrivent Income Portfolio	138,120,124
4,278,975	Thrivent Limited Maturity Bond Portfolio	41,987,873

	Total	299,264,796

	Total Mutual Funds (cost $1,679,418,479)	1,756,934,571

	Common Stock (24.3%)
Consumer Discretionary (3.9%)
62,271	Abercrombie & Fitch Company	2,817,763
33,792	Amazon.com, Inc.[d]	9,383,700
17,850	AutoZone, Inc.[d]	7,562,867
81,750	CBS Corporation	3,995,123
16,300	Charter Communications, Inc.[d]	2,018,755
57,290	Cheesecake Factory, Inc.	2,399,878
61,300	Chico’s FAS, Inc.	1,045,778
361,736	Comcast Corporation	15,149,504
12,100	Conn’s, Inc.[d]	626,296
3,222	CST Brands, Inc.[d]	99,270
16,800	Dana Holding Corporation	323,568
6,674	Darden Restaurants, Inc.	336,904
29,769	Delphi Automotive plc	1,508,991
13,500	DeVry, Inc.[e]	418,770
24,962	Discovery Communications, Inc.[d]	1,927,316
22,800	DISH Network Corporation	969,456
39,166	Dollar Tree, Inc.[d]	1,991,199
13,318	Finish Line, Inc.	291,131
79,588	Foot Locker, Inc.	2,795,925
59,100	Gap, Inc.	2,466,243
60,670	GNC Holdings, Inc.	2,682,221
9,600	Grand Canyon Education, Inc.[d]	309,408
6,960	Harley-Davidson, Inc.	381,547
33,693	Hasbro, Inc.[e]	1,510,457
107,000	Home Depot, Inc.	8,289,290
49,800	Hovnanian Enterprises, Inc.[d,e]	279,378
8,670	iShares Dow Jones US Home Construction Index Fund	194,035
24,749	L Brands, Inc.	1,218,888
147,677	Las Vegas Sands Corporation	7,816,544
26,787	LifeLock, Inc.[d,e]	313,676
74,960	Lowe’s Companies, Inc.	3,065,864
10,686	M/I Homes, Inc.[d]	245,351
39,600	Macy’s, Inc.	1,900,800
17,600	Marriott International, Inc.	710,512
12,900	Marriott Vacations Worldwide Corporation[d]	557,796
20,910	MDC Partners, Inc.	377,216
54,000	Meredith Corporation[e]	2,575,800
11,000	Michael Kors Holdings, Ltd.[d]	682,220
1,400	Netflix, Inc.[d]	295,526
42,200	New York Times Company[d,e]	466,732
50,650	News Corporation	1,662,333
51,130	Nexstar Broadcasting Group, Inc.	1,813,070
180,600	NIKE, Inc.	11,500,608
15,500	Omnicom Group, Inc.	974,485
6,313	O’Reilly Automotive, Inc.[d]	710,970
29,320	Papa John’s International, Inc.[d]	1,916,648
14,300	Penn National Gaming, Inc.[d]	755,898
9,380	PetSmart, Inc.	628,366
115,388	Pier 1 Imports, Inc.	2,710,464
38,200	Pulte Group, Inc.[d]	724,654
7,800	Ross Stores, Inc.	505,518
174,300	Sally Beauty Holdings, Inc.[d]	5,420,730
113,700	Sirius XM Radio, Inc.	380,895
158,500	Smith & Wesson Holding Corporation[d,e]	1,581,830
13,164	Stage Stores, Inc.	309,354
89,700	Standard Pacific Corporation[d,e]	747,201
26,700	Staples, Inc.	423,462
8,100	Sturm, Ruger & Company, Inc.[e]	389,124
8,600	Target Corporation	592,196
17,300	Tempur-Pedic International, Inc.[d]	759,470
14,480	Time Warner Cable, Inc.	1,628,710
27,500	TJX Companies, Inc.	1,376,650
59,300	Toll Brothers, Inc.[d]	1,934,959
12,580	Tractor Supply Company	1,479,534

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (24.3%)	Value
Consumer Discretionary (3.9%) - continued
9,500	Under Armour, Inc.[d,e]	$567,245
9,000	Urban Outfitters, Inc.[d]	361,980
17,800	Valassis Communications, Inc.[e]	437,702
25,500	Vera Bradley, Inc.[d,e]	552,330
1,538	VF Corporation	296,926
7,800	Wynn Resorts, Ltd.	998,400

	Total	136,143,410

Consumer Staples (1.7%)
80,600	Altria Group, Inc.	2,820,194
5,579	Andersons, Inc.	296,747
37,476	Annie’s, Inc.[d,e]	1,601,724
50,000	Archer-Daniels-Midland Company	1,695,500
15,400	Avon Products, Inc.	323,862
56,063	British American Tobacco plc ADR[e]	5,771,125
22,900	Bunge, Ltd.	1,620,633
35,900	Campbell Soup Company	1,607,961
19,239	Clorox Company	1,599,530
42,900	Colgate-Palmolive Company	2,457,741
84,300	CVS Caremark Corporation	4,820,274
11,169	Energizer Holdings, Inc.	1,122,596
13,100	Hain Celestial Group, Inc.[d]	851,107
74,251	Ingredion, Inc.	4,872,351
9,170	Kimberly-Clark Corporation	890,774
13,380	Kraft Foods Group, Inc.	747,541
69,300	Kroger Company	2,393,622
40,160	Mondelez International, Inc.	1,145,765
16,200	Monster Beverage Corporation[d]	984,474
95,100	Nestle SA	6,240,500
10,316	Philip Morris International, Inc.	893,572
123,500	Procter & Gamble Company	9,508,265
24,800	Safeway, Inc.[e]	586,768
52,200	Tyson Foods, Inc.	1,340,496
25,800	Wal-Mart Stores, Inc.	1,921,842
25,896	Whole Foods Market, Inc.	1,333,126

	Total	59,448,090

Energy (3.0%)
293,543	Alpha Natural Resources, Inc.[d]	1,538,165
92,835	BP plc ADR	3,874,933
15,400	Cameron International Corporation[d]	941,864
34,580	Chevron Corporation	4,092,197
34,300	Cobalt International Energy, Inc.[d]	911,351
32,660	Concho Resources, Inc.[d]	2,734,295
176,700	Consol Energy, Inc.	4,788,570
24,200	Delek US Holdings, Inc.	696,476
22,900	Dril-Quip, Inc.[d]	2,067,641
11,600	Ensco plc	674,192
45,536	EOG Resources, Inc.	5,996,181
44,620	EQT Corporation	3,541,490
79,700	Exxon Mobil Corporation	7,200,895
24,600	Helmerich & Payne, Inc.	1,536,270
38,600	HollyFrontier Corporation	1,651,308
360,198	Marathon Oil Corporation	12,455,647
27,300	Marathon Petroleum Corporation	1,939,938
36,900	National Oilwell Varco, Inc.	2,542,410
74,100	Oasis Petroleum, Inc.[d]	2,880,267
16,000	Occidental Petroleum Corporation	1,427,680
9,000	Oil States International, Inc.[d]	833,760
126,800	Patterson-UTI Energy, Inc.	2,454,214
76,409	Peabody Energy Corporation	1,118,628
55,500	Petroleo Brasileiro SA ADR	744,810
7,200	Range Resources Corporation	556,704
109,430	Rex Energy Corporation[d]	1,923,779
167,920	Schlumberger, Ltd.	12,033,147
35,000	SM Energy Company	2,099,300
42,900	Southwestern Energy Company[d]	1,567,137
11,000	Tesoro Corporation	575,520
45,700	Ultra Petroleum Corporation[d,e]	905,774
29,000	Valero Energy Corporation	1,008,330
878,707	Weatherford International, Ltd.[d]	12,038,286
27,000	Western Refining, Inc.	757,890

	Total	102,109,049

Financials (4.1%)
33,750	ACE, Ltd.	3,019,950
30,638	Affiliated Managers Group, Inc.[d]	5,022,794
10,200	Allied World Assurance Company Holdings AG	933,402
18,240	Allstate Corporation	877,709
19,100	American Assets Trust, Inc.	589,426
23,100	American Capital, Ltd.[d]	292,677
13,300	Ameriprise Financial, Inc.	1,075,704
135,000	Annaly Capital Management, Inc.	1,696,950
13,900	Aspen Insurance Holdings, Ltd.	515,551
18,200	Axis Capital Holdings, Ltd.	833,196
246,840	Bank of America Corporation	3,174,362
17,000	Banner Corporation	574,430
50,450	BGC Partners, Inc.	297,151
14,392	Boston Properties, Inc.	1,517,924
76,000	CapitalSource, Inc.	712,880
44,800	CBL & Associates Properties, Inc.	959,616
160,917	Citigroup, Inc.	7,719,188
8,165	CNA Financial Corporation	266,342
21,750	Colonial Properties Trust	524,610
16,100	Comerica, Inc.	641,263
79,700	DCT Industrial Trust, Inc.	569,855
35,459	Discover Financial Services	1,689,267
25,488	Equity Residential	1,479,833
11,590	Extra Space Storage, Inc.	485,969
134,700	Fifth Third Bancorp	2,431,335
27,300	First Republic Bank	1,050,504
57,972	HCC Insurance Holdings, Inc.	2,499,173
11,063	Health Care REIT, Inc.	741,553
26,900	Home Loan Servicing Solutions, Ltd.	644,793
51,295	Host Hotels & Resorts, Inc.	865,347
148,000	Huntington Bancshares, Inc.	1,166,240
46,410	Invesco, Ltd.	1,475,838
39,000	iShares Barclays 1-3 Year Credit Bond Fund	4,096,170
56,100	iShares Russell 2000 Index Fund	5,450,676
1,500	iShares Russell 3000 Index Fund	144,600
117,160	J.P. Morgan Chase & Company	6,184,876
59,000	Janus Capital Group, Inc.	502,090
68,076	Kimco Realty Corporation	1,458,869
25,550	Lazard, Ltd.	821,432

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (24.3%)	Value
Financials (4.1%) - continued
31,900	Leucadia National Corporation	$836,418
8,100	M&T Bank Corporation[e]	905,175
11,000	MasterCard, Inc.	6,319,500
57,840	MetLife, Inc.	2,646,758
19,900	Montpelier Re Holdings, Inc.	497,699
63,150	Morgan Stanley	1,542,754
34,100	NASDAQ OMX Group, Inc.	1,118,139
18,800	Northern Trust Corporation	1,088,520
22,200	Pebblebrook Hotel Trust	573,870
39,600	Piedmont Office Realty Trust, Inc.	708,048
116,526	Popular, Inc.[d]	3,534,234
4,100	Portfolio Recovery Associates, Inc.[d]	629,883
9,600	ProAssurance Corporation	500,736
13,600	Progressive Corporation	345,712
20,200	Protective Life Corporation	775,882
8,903	Public Storage, Inc.	1,365,097
10,792	Simon Property Group, Inc.	1,704,273
49,500	SLM Corporation	1,131,570
16,300	SPDR Gold Trust[d,e]	1,942,145
99,100	SPDR S&P 500 ETF Trust	15,856,991
20,780	State Street Corporation	1,355,064
9,853	Stewart Information Services Corporation	258,050
47,310	SVB Financial Group[d]	3,941,869
11,200	T. Rowe Price Group, Inc.	819,280
6,701	Taubman Centers, Inc.	503,580
33,200	TCF Financial Corporation	470,776
40,660	Terreno Realty Corporation	753,430
24,699	Tower Group International, Ltd.	506,576
15,000	Vanguard Intermediate-Term Corporate Bond ETF	1,246,500
47,600	Visa, Inc.	8,698,900
14,615	Vornado Realty Trust	1,210,853
21,696	W.R. Berkley Corporation	886,499
198,274	Wells Fargo & Company	8,182,768
148,131	Zions Bancorporation	4,278,023

	Total	142,139,117

Health Care (2.9%)
10,400	Abbott Laboratories	362,752
5,644	Actavis, Inc.[d]	712,386
56,400	Akorn, Inc.[d]	762,528
48,750	Align Technology, Inc.[d]	1,805,700
68,800	Allscripts Healthcare Solutions, Inc.[d]	890,272
20,674	AmerisourceBergen Corporation	1,154,229
27,400	Amgen, Inc.	2,703,284
64,400	Astex Pharmaceuticals, Inc.[d]	264,684
19,830	Baxter International, Inc.	1,373,624
5,600	Biogen Idec, Inc.[d]	1,205,120
17,100	BioMarin Pharmaceutical, Inc.[d]	954,009
9,800	Bio-Reference Laboratories, Inc.[d,e]	281,750
7,487	C.R. Bard, Inc.	813,687
10,524	Catamaran Corporation[d]	512,729
22,100	Celgene Corporation[d]	2,583,711
9,062	CIGNA Corporation	656,904
36,100	Community Health Systems, Inc.	1,692,368
140,870	Covidien plc	8,852,271
14,980	Eli Lilly and Company	735,818
7,230	ExamWorks Group, Inc.[d]	153,493
184,500	Express Scripts Holding Company[d]	11,381,805
334,300	Gilead Sciences, Inc.[d]	17,119,503
19,253	HeartWare International, Inc.[d]	1,831,153
56,053	Hologic, Inc.[d]	1,081,823
14,900	Illumina, Inc.[d,e]	1,115,116
28,800	Medicines Company[d]	885,888
96,840	Merck & Company, Inc.	4,498,218
5,650	Mettler-Toledo International, Inc.[d]	1,136,780
31,200	Neurocrine Biosciences, Inc.[d]	417,456
16,912	NuVasive, Inc.[d]	419,248
8,189	Onyx Pharmaceuticals, Inc.[d]	710,969
13,500	PAREXEL International Corporation[d]	620,190
62,616	PDL BioPharma, Inc.[e]	483,396
11,000	Perrigo Company	1,331,000
12,700	Pfizer, Inc.[e]	355,727
11,000	Questcor Pharmaceuticals, Inc.	500,060
50,800	ResMed, Inc.[e]	2,292,604
49,100	Sanofi ADR	2,529,141
13,900	Santarus, Inc.[d]	292,595
30,600	Seattle Genetics, Inc.[d,e]	962,676
90,200	Shire Pharmaceuticals Group plc ADR	8,578,922
60,040	Spectrum Pharmaceuticals, Inc.[e]	447,898
55,800	Thoratec Corporation[d]	1,747,098
22,000	United Therapeutics Corporation[d]	1,448,040
56,936	UnitedHealth Group, Inc.	3,728,169
13,700	Vertex Pharmaceuticals, Inc.[d]	1,094,219
8,300	Waters Corporation[d]	830,415
37,119	Zimmer Holdings, Inc.	2,781,698

	Total	99,093,126

Industrials (2.9%)
59,630	Actuant Corporation	1,966,001
31,100	Acuity Brands, Inc.	2,348,672
66,150	ADT Corporation[d]	2,636,078
3,600	AGCO Corporation	180,684
35,419	AMETEK, Inc.	1,498,224
14,839	B/E Aerospace, Inc.[d]	936,044
12,280	Briggs & Stratton Corporation	243,144
72,984	CSX Corporation	1,692,499
16,800	Deluxe Corporation	582,120
63,400	DigitalGlobe, Inc.[d]	1,966,034
66,614	EMCOR Group, Inc.	2,707,859
13,200	EnerSys, Inc.	647,328
23,300	Expeditors International of Washington, Inc.	885,633
29,208	Flowserve Corporation	1,577,524
21,700	Fortune Brands Home and Security, Inc.	840,658
33,800	Foster Wheeler AGd	733,798
54,900	GATX Corporation	2,603,907
64,460	General Electric Company	1,494,827
11,800	Graco, Inc.	745,878
67,500	HNI Corporation	2,434,725
141,922	Honeywell International, Inc.	11,260,091
5,500	Huntington Ingalls Industries, Inc.	310,640

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (24.3%)	Value
Industrials (2.9%) - continued
53,000	Ingersoll-Rand plc	$2,942,560
199,640	Jacobs Engineering Group, Inc.[d]	11,006,153
21,406	JB Hunt Transport Services, Inc.	1,546,369
122,000	JetBlue Airways Corporation[d]	768,600
14,856	Kansas City Southern	1,574,142
36,600	Landstar System, Inc.	1,884,900
11,300	Lockheed Martin Corporation	1,225,598
33,993	Manitowoc Company, Inc.	608,815
59,200	Manpower, Inc.	3,244,160
10,800	MRC Global, Inc.[d]	298,296
50,366	Oshkosh Corporation[d]	1,912,397
10,007	Parker Hannifin Corporation	954,668
28,805	Pentair, Ltd.	1,661,760
85,000	Pitney Bowes, Inc.[e]	1,247,800
56,000	Quanta Services, Inc.[d]	1,481,760
33,200	Republic Airways Holdings, Inc.[d]	376,156
17,100	Robert Half International, Inc.	568,233
10,732	Roper Industries, Inc.	1,333,129
67,800	Southwest Airlines Company	873,942
13,553	Stericycle, Inc.[d]	1,496,658
19,570	Tennant Company	944,644
12,400	Terex Corporation[d]	326,120
61,900	Union Pacific Corporation	9,549,932
13,800	United Rentals, Inc.[d]	688,758
8,101	United Stationers, Inc.	271,789
73,977	United Technologies Corporation	6,875,422
14,300	USG Corporation[d,e]	329,615
40,000	Wabash National Corporation[d]	407,200
50,100	Woodward, Inc.	2,004,000

	Total	98,695,944

Information Technology (4.6%)
149,500	Activision Blizzard, Inc.	2,131,870
28,405	Agilent Technologies, Inc.	1,214,598
13,700	Alliance Data Systems Corporation[d,e]	2,480,111
18,564	ANSYS, Inc.[d]	1,357,028
24,200	AOL, Inc.[d]	882,816
48,878	Apple, Inc.[f]	19,359,598
81,952	Applied Materials, Inc.	1,221,904
408,673	Atmel Corporation[d]	3,003,747
50,208	Autodesk, Inc.[d]	1,704,060
410,200	Brocade Communications Systems, Inc.[d]	2,362,752
30,000	Ciena Corporation[d,e]	582,600
176,890	Cisco Systems, Inc.	4,300,196
152,300	Citrix Systems, Inc.[d]	9,188,259
38,100	Computer Sciences Corporation	1,667,637
85,247	CoreLogic, Inc.[d]	1,975,173
16,800	Cray, Inc.[d]	329,952
7,432	DST Systems, Inc.	485,533
138,425	eBay, Inc.[d]	7,159,341
16,200	Ellie Mae, Inc.[d]	373,896
96,000	ExactTarget, Inc.[d]	3,237,120
15,084	F5 Networks, Inc.[d]	1,037,779
205,900	Facebook, Inc.[d]	5,118,674
32,100	FLIR Systems, Inc.	865,737
15,773	Google, Inc.[d]	13,886,076
23,800	Guidewire Software, Inc.[d]	1,000,790
56,600	Informatica Corporation[d]	1,979,868
164,200	Intel Corporation	3,976,924
29,100	InterDigital, Inc.[e]	1,299,315
21,408	Itron, Inc.[d]	908,342
13,400	j2 Global, Inc.[e]	569,634
66,327	Juniper Networks, Inc.[d]	1,280,774
22,493	Lam Research Corporation[d]	997,340
26,349	Lexmark International, Inc.[e]	805,489
2,200	LinkedIn Corporation[d]	392,260
21,800	Mentor Graphics Corporation	426,190
7,476	Mercadolibre, Inc.[e]	805,614
31,025	Microchip Technology, Inc.[e]	1,155,681
41,820	Microsoft Corporation	1,444,045
192,039	NetApp, Inc.[d]	7,255,233
8,751	Nice Systems, Ltd. ADR	322,824
40,291	Nuance Communications, Inc.[d]	740,549
197,569	NVIDIA Corporation	2,771,893
37,500	NXP Semiconductors NVd	1,161,750
48,104	Plantronics, Inc.	2,112,728
174,411	QUALCOMM, Inc.	10,653,024
8,327	Red Hat, Inc.[d]	398,197
75,529	SAIC, Inc.	1,052,119
10,100	Skyworks Solutions, Inc.[d]	221,089
37,000	SunEdison, Inc.[d]	302,290
9,000	SunPower Corporation[d]	186,300
127,540	Symantec Corporation	2,865,824
20,900	Synopsys, Inc.[d]	747,175
179,495	Teradyne, Inc.[d]	3,153,727
108,300	Texas Instruments, Inc.	3,776,421
112,537	TriQuint Semiconductor, Inc.[d]	779,881
15,777	Unisys Corporation[d]	348,198
21,140	VeriFone Systems, Inc.[d]	355,363
178,700	Vishay Intertechnology, Inc.[d]	2,482,143
138,100	VMware, Inc.[d]	9,251,319
18,000	Western Digital Corporation	1,117,620
75	Workday, Inc.[d]	4,807
53,556	Xilinx, Inc.	2,121,353
64,700	Yahoo!, Inc.[d]	1,624,617

	Total	158,775,167

Materials (0.6%)
10,900	Airgas, Inc.	1,040,514
11,600	Albemarle Corporation	722,564
27,100	Axiall Corporation	1,153,918
32,100	Buckeye Technologies, Inc.	1,188,984
29,637	Celanese Corporation	1,327,738
7,700	CF Industries Holdings, Inc.	1,320,550
23,000	Cliffs Natural Resources, Inc.[e]	373,750
23,380	Dow Chemical Company	752,135
21,700	Eagle Materials, Inc.	1,438,059
10,866	FMC Corporation	663,478
33,400	H.B. Fuller Company	1,262,854
5,392	Innophos Holdings, Inc.	254,341
20,800	Mosaic Company	1,119,248
12,533	Newmont Mining Corporation	375,363
17,400	Nucor Corporation	753,768
26,700	Owens-Illinois, Inc.[d]	741,993
14,062	Silgan Holdings, Inc.	660,351
13,702	Silver Wheaton Corporation	269,518
50,353	Southern Copper Corporation	1,390,750
62,120	Steel Dynamics, Inc.	926,209
62,200	SunCoke Energy, Inc.[d]	872,044
110,500	Teck Resources, Ltd.	2,361,385

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (24.3%)	Value
Materials (0.6%) - continued
21,200	Walter Energy, Inc.[e]	$220,480

	Total	21,189,994

Telecommunications Services (0.2%)
99,300	AT&T, Inc.	3,515,220
4,916	SBA Communications Corporation[d]	364,374
18,383	TW Telecom, Inc.[d]	517,297
28,679	Verizon Communications, Inc.	1,443,701

	Total	5,840,592

Utilities (0.4%)
92,300	Calpine Corporation[d]	1,959,529
32,900	CMS Energy Corporation	893,893
54,510	NiSource, Inc.	1,561,167
63,800	NRG Energy, Inc.	1,703,460
50,740	PG&E Corporation	2,320,340
81,600	PNM Resources, Inc.	1,810,704
23,300	Public Service Enterprise Group, Inc.	760,978
37,600	Southern Company	1,659,288
38,818	Southwest Gas Corporation	1,816,294
27,400	Wisconsin Energy Corporation	1,123,126

	Total	15,608,779

	Total Common Stock (cost $730,789,303)	839,043,268

Principal Amount	Long-Term Fixed Income (9.7%)
Asset-Backed Securities (0.6%)
	Access Group, Inc.
625,759	0.693%, 2/25/2036[g,h]	614,128
	Ally Auto Receivables Trust 2013- SN1
780,000	0.720%, 5/20/2016	779,698
	Avis Budget Rental Car Funding AESOP, LLC
384,670	2.370%, 11/20/2014[g]	390,984
	Chesapeake Funding, LLC
500,000	0.643%, 1/7/2025[g,h]	499,450
	Countrywide Asset-Backed Certificates
1,250,000	5.530%, 4/25/2047	1,164,667
	DT Auto Owner Trust
390,000	0.750%, 5/16/2016[g]	389,449
	Edlinc Student Loan Funding Trust
517,777	3.262%, 10/1/2025[h,i]	520,366
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
780,000	0.679%, 1/15/2019	778,137
	FNA Trust
598,371	1.980%, 1/10/2018[g]	593,135
	GE Dealer Floorplan Master Note Trust
780,000	0.592%, 4/20/2018[h]	776,479
	GE Equipment Transportation, LLC
650,000	0.690%, 11/25/2016	646,986
	Golden Credit Card Trust
540,000	0.443%, 2/15/2018[g,h]	539,570
	Hyundai Auto Receivables Trust
780,000	0.820%, 9/15/2017	778,990
	Hyundai Floorplan Master Owner Trust
877,500	0.543%, 5/15/2018[g,h]	873,692
	Master Credit Card Trust
529,100	0.780%, 4/21/2017[g]	525,165
	Morgan Stanley Capital, Inc.
1,109,770	0.343%, 2/25/2037[h]	593,091
	Motor plc
1,040,000	0.699%, 2/15/2021[g,h]	1,040,504
	Nationstar Mortgage Advance Receivable Trust
780,000	1.080%, 6/20/2044[g]	779,163
	Nissan Master Owner Trust Receivables
900,000	0.493%, 2/15/2018[h]	895,231
	Renaissance Home Equity Loan Trust
1,668,479	5.746%, 5/25/2036	1,236,295
2,800,000	6.011%, 5/25/2036	2,009,291
1,267,502	5.580%, 11/25/2036	769,468
	Santander Drive Auto Receivables Trust
650,000	0.700%, 9/15/2017	647,876
	SLM Student Loan Trust
413,419	0.793%, 8/15/2022[g,h]	410,941
450,000	1.243%, 5/17/2027[g,h]	440,332
	Volvo Financial Equipment, LLC
650,000	0.740%, 3/15/2017[g]	647,039
	World Financial Network Credit Card Master Trust
650,000	0.910%, 3/16/2020	645,076
	World Omni Master Owner Trust
540,000	0.543%, 2/15/2018[g,h]	537,283

	Total	20,522,486

Basic Materials (<0.1%)
	Freeport-McMoRan Copper & Gold, Inc.
344,000	2.375%, 3/15/2018[g]	327,170
	Glencore Funding, LLC
108,000	1.700%, 5/27/2016[g]	104,729
	International Paper Company
117,000	5.300%, 4/1/2015	125,018
	LyondellBasell Industries NV
192,000	6.000%, 11/15/2021	215,752
	Rio Tinto Finance USA plc
134,000	1.375%, 6/17/2016	133,193
134,000	2.250%, 12/14/2018	130,216
	Xstrata Finance Canada, Ltd.
506,000	1.800%, 10/23/2015[g]	506,160

	Total	1,542,238

Capital Goods (<0.1%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[g]	104,615

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Capital Goods (<0.1%) - continued
	Eaton Corporation
$58,000	1.500%, 11/2/2017[g]	$56,302
87,000	4.000%, 11/2/2032[g]	81,344
	Ingersoll-Rand Global Holding Company, Ltd.
67,000	2.875%, 1/15/2019[g]	66,094
	John Deere Capital Corporation
390,000	0.404%, 1/12/2015[h]	389,826
	Northrop Grumman Corporation
168,000	1.750%, 6/1/2018	162,948
	Roper Industries, Inc.
155,000	2.050%, 10/1/2018	152,022
	Textron, Inc.
150,000	5.600%, 12/1/2017	164,485
	United Technologies Corporation
165,000	6.125%, 7/15/2038	201,137

	Total	1,378,773

Collateralized Mortgage Obligations (0.6%)
	Citigroup Mortgage Loan Trust, Inc.
616,416	5.500%, 11/25/2035	553,410
	CitiMortgage Alternative Loan Trust
2,071,135	5.750%, 4/25/2037	1,856,905
	Commercial Mortgage Pass Through Certificates
780,000	1.243%, 6/8/2030[g,h]	775,460
	Countrywide Alternative Loan Trust
949,731	5.090%, 10/25/2035	786,291
543,272	6.500%, 8/25/2036	395,432
397,940	6.000%, 1/25/2037	315,754
1,883,128	5.500%, 5/25/2037	1,559,750
1,458,182	7.000%, 10/25/2037	992,510
	Countrywide Home Loans, Inc.
862,569	5.750%, 4/25/2037	767,396
	Deutsche Alt-A Securities Mortgage Loan Trust
288,194	5.500%, 10/25/2021	297,225
	Deutsche Alt-A Securities, Inc.
680,197	6.000%, 10/25/2021	640,431
	Federal Home Loan Mortgage Corporation
1,863,393	3.000%, 2/15/2033[j]	264,945
	Federal National Mortgage Association
4,028,550	3.500%, 1/25/2033[j]	649,756
	HomeBanc Mortgage Trust
2,822,875	2.455%, 4/25/2037	1,892,340
	J.P. Morgan Mortgage Trust
183,666	2.968%, 10/25/2036	145,112
2,032,964	0.573%, 1/25/2037[h]	1,257,168
2,103,054	6.250%, 8/25/2037	1,450,933
	MASTR Alternative Loans Trust
446,994	6.500%, 7/25/2034	474,580
1,090,826	0.643%, 12/25/2035[h]	558,678
	Merrill Lynch Alternative Note Asset Trust
474,485	6.000%, 3/25/2037	416,951
	Residential Asset Securitization Trust
1,409,191	0.573%, 8/25/2037[h]	448,871
	Sequoia Mortgage Trust
352,803	3.898%, 9/20/2046	47,185
1,228,706	3.898%, 9/20/2046	1,012,346
	WaMu Mortgage Pass Through Certificates
296,324	2.658%, 9/25/2036	240,265
595,652	2.727%, 10/25/2036	489,562
4,089,389	2.379%, 11/25/2036	3,351,720

	Total	21,640,976

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
2,800,000	5.793%, 4/10/2049	3,137,313
3,675,000	5.857%, 6/10/2049	4,115,074
	Bear Stearns Commercial Mortgage Securities, Inc.
1,710,000	5.331%, 2/11/2044	1,872,311
	Citigroup/Deutsche Bank Commercial Mortgage
3,900,000	5.322%, 12/11/2049	4,293,260
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	3,100,499
	Credit Suisse Mortgage Capital Certificates
3,350,000	5.509%, 9/15/2039	3,595,150
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
889,793	0.727%, 12/25/2016	882,117
	Government National Mortgage Association
205,639	2.164%, 3/16/2033	207,335
148,570	3.214%, 1/16/2040	152,939
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,874,708
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
520,000	0.893%, 4/15/2028[g,h]	518,223
1,300,000	5.901%, 2/12/2049	1,408,702
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	964,226
	Wachovia Bank Commercial Mortgage Trust
2,100,000	5.603%, 10/15/2048	2,273,011

	Total	28,394,868

Communications Services (0.1%)
	American Tower Corporation
187,000	5.050%, 9/1/2020	196,517
	AT&T, Inc.
247,000	2.400%, 8/15/2016	254,549

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Communications Services (0.1%) - continued
$ 200,000	5.800%, 2/15/2019	$231,961
	British Telecommunications plc
133,000	1.625%, 6/28/2016	133,583
	CBS Corporation
116,000	8.875%, 5/15/2019	149,494
	CC Holdings GS V, LLC
58,000	2.381%, 12/15/2017	57,079
	Comcast Corporation
75,000	4.650%, 7/15/2042	71,920
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[g]	105,686
	DIRECTV Holdings, LLC
108,000	2.400%, 3/15/2017	108,522
116,000	1.750%, 1/15/2018	111,989
112,000	5.875%, 10/1/2019	126,045
	NBC Universal Enterprise, Inc.
390,000	0.965%, 4/15/2018[g,h]	393,395
175,000	1.974%, 4/15/2019[g]	170,320
	NBCUniversal Media, LLC
179,000	2.875%, 4/1/2016	187,097
	Nippon Telegraph & Telephone Corporation
120,000	1.400%, 7/18/2017	117,986
	SBA Tower Trust
105,000	5.101%, 4/17/2017[g]	114,838
	Telefonica Emisiones SAU
120,000	3.729%, 4/27/2015	123,589
150,000	3.192%, 4/27/2018	145,291
56,000	5.462%, 2/16/2021	57,733
	Verizon Communications, Inc.
87,000	1.100%, 11/1/2017	84,182
100,000	5.500%, 2/15/2018	113,878
	Vodafone Group plc
70,000	0.659%, 2/19/2016[h]	70,047

	Total	3,125,701

Consumer Cyclical (0.1%)
	Amazon.com, Inc.
58,000	1.200%, 11/29/2017	56,094
116,000	2.500%, 11/29/2022	105,300
	Federated Retail Holdings, Inc.
75,000	5.900%, 12/1/2016	85,197
	Ford Motor Company
75,000	7.450%, 7/16/2031	89,791
	Ford Motor Credit Company, LLC
194,000	12.000%, 5/15/2015	228,760
390,000	1.525%, 5/9/2016[h]	392,726
125,000	1.700%, 5/9/2016	122,961
130,000	2.375%, 1/16/2018	125,170
116,000	5.000%, 5/15/2018	123,705
	Gap, Inc.
125,000	5.950%, 4/12/2021	138,254
	General Motors Financial Company, Inc.
100,000	2.750%, 5/15/2016[g]	98,375
	Hyundai Capital America
116,000	1.625%, 10/2/2015[g]	115,625
	Macy’s Retail Holdings, Inc.
57,000	3.875%, 1/15/2022	57,149
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	118,500
50,000	4.375%, 4/15/2023	46,500
	Toyota Motor Credit Corporation
520,000	0.564%, 5/17/2016[h]	519,110
75,000	1.750%, 5/22/2017	74,740
	TRW Automotive, Inc.
69,000	7.250%, 3/15/2017[g]	78,143
	Wal-Mart Stores, Inc.
390,000	0.600%, 4/11/2016	387,394
150,000	1.125%, 4/11/2018	145,572
	Western Union Company
116,000	2.375%, 12/10/2015	118,049

	Total	3,227,115

Consumer Non-Cyclical (0.2%)
	AbbVie, Inc.
58,000	1.750%, 11/6/2017[g]	56,824
87,000	2.000%, 11/6/2018[g]	84,357
	Altria Group, Inc.
121,000	9.700%, 11/10/2018	160,858
	Anheuser-Busch InBev Worldwide, Inc.
225,000	7.750%, 1/15/2019	284,587
	Avon Products, Inc.
310,000	2.375%, 3/15/2016	312,512
	Baxter International, Inc.
168,000	1.850%, 6/15/2018	166,639
	Boston Scientific Corporation
100,000	4.500%, 1/15/2015	104,620
125,000	6.000%, 1/15/2020	141,485
	Bunge Limited Finance Corporation
60,000	3.200%, 6/15/2017	61,382
70,000	8.500%, 6/15/2019	86,394
	Celgene Corporation
141,000	1.900%, 8/15/2017	139,988
	ConAgra Foods, Inc.
165,000	1.900%, 1/25/2018	162,208
	CVS Caremark Corporation
73,000	6.125%, 9/15/2039	85,306
	Express Scripts Holding Company
120,000	3.125%, 5/15/2016	124,783
	Gilead Sciences, Inc.
110,000	2.400%, 12/1/2014	112,445
110,000	3.050%, 12/1/2016	116,272
	Heineken NV
58,000	1.400%, 10/1/2017[g]	56,353
	Laboratory Corporation of America Holdings
120,000	2.200%, 8/23/2017	119,140
	Lorillard Tobacco Company
120,000	2.300%, 8/21/2017	118,491
	Mallinckrodt International Finance SA
110,000	3.500%, 4/15/2018[g]	108,741
	Mattel, Inc.
94,000	1.700%, 3/15/2018	91,818

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Consumer Non-Cyclical (0.2%) - continued
	McKesson Corporation
$ 58,000	0.950%, 12/4/2015	$57,845
	Medco Health Solutions, Inc.
141,000	7.125%, 3/15/2018	169,862
	Medtronic, Inc.
150,000	1.375%, 4/1/2018	145,824
	Merck & Company, Inc.
520,000	0.634%, 5/18/2018[h]	519,001
	Mylan, Inc.
167,000	1.800%, 6/24/2016[g]	166,546
116,000	7.875%, 7/15/2020[g]	133,858
	PepsiCo, Inc.
390,000	0.483%, 2/26/2016[h]	390,614
	Pernod-Ricard SA
112,000	2.950%, 1/15/2017[g]	114,600
84,000	5.750%, 4/7/2021[g]	93,315
	Roche Holdings, Inc.
50,000	7.000%, 3/1/2039[g]	67,339
	SABMiller Holdings, Inc.
150,000	2.450%, 1/15/2017[g]	152,380
167,000	3.750%, 1/15/2022[g]	169,954
	Safeway, Inc.
50,000	3.400%, 12/1/2016	52,121
135,000	5.000%, 8/15/2019	143,288
50,000	4.750%, 12/1/2021[e]	50,942
	Teva Pharmaceutical Finance Company BV
150,000	2.400%, 11/10/2016	154,425
	Tyson Foods, Inc.
150,000	4.500%, 6/15/2022	153,274
	Zoetis, Inc.
82,000	1.875%, 2/1/2018[g]	80,274

	Total	5,510,665

Energy (0.1%)
	BP Capital Markets plc
390,000	1.846%, 5/5/2017	390,477
174,000	1.375%, 11/6/2017	169,408
116,000	4.500%, 10/1/2020	125,847
	Chevron Corporation
330,000	0.889%, 6/24/2016[e]	330,432
268,000	1.718%, 6/24/2018	265,535
134,000	2.427%, 6/24/2020	133,236
	CNOOC, Ltd.
200,000	1.125%, 5/9/2016	196,760
	EQT Corporation
118,000	8.125%, 6/1/2019	143,860
	Hess Corporation
162,000	8.125%, 2/15/2019	203,064
	Lukoil International Finance BV
140,000	3.416%, 4/24/2018[g]	136,150
	Marathon Oil Corporation
174,000	0.900%, 11/1/2015	173,034
	Marathon Petroleum Corporation
120,000	3.500%, 3/1/2016	125,966
	Murphy Oil Corporation
87,000	2.500%, 12/1/2017	85,807
	Petrobras Global Finance BV
224,000	2.000%, 5/20/2016	219,349
	Pioneer Natural Resources Company
60,000	5.875%, 7/15/2016	66,914
	Sinopec Capital 2013, Ltd.
180,000	1.250%, 4/24/2016[g]	178,069
	Suncor Energy, Inc.
107,000	6.100%, 6/1/2018	124,735
	Transocean, Inc.
60,000	5.050%, 12/15/2016	65,246
195,000	6.000%, 3/15/2018	218,525
50,000	6.375%, 12/15/2021	56,198
	Valero Energy Corporation
75,000	9.375%, 3/15/2019	98,343
	Weatherford International, Ltd.
180,000	6.750%, 9/15/2040	186,223

	Total	3,693,178

Financials (0.9%)
	Achmea Hypotheekbank NV
283,000	3.200%, 11/3/2014[g]	293,754
	American Express Company
520,000	0.863%, 5/22/2018[h]	519,322
	American Express Credit Corporation
75,000	2.375%, 3/24/2017	76,566
	American International Group, Inc.
275,000	2.375%, 8/24/2015	279,338
272,000	3.800%, 3/22/2017	285,142
	American Tower Trust I
50,000	1.551%, 3/15/2018[g]	49,134
	ANZ National International, Ltd. of London
181,000	3.125%, 8/10/2015[e,g]	188,204
	ANZ New Zealand International, Ltd.
390,000	1.125%, 3/24/2016[g]	386,954
	Associated Banc Corporation
60,000	1.875%, 3/12/2014	60,106
	Bank Nederlandse Gemeenten NV
390,000	1.375%, 3/19/2018[g]	381,849
	Bank of America Corporation
253,000	7.750%, 8/15/2015	279,974
120,000	5.750%, 8/15/2016	130,400
280,000	5.750%, 12/1/2017	311,185
190,000	2.000%, 1/11/2018	184,037
577,000	1.343%, 3/22/2018[h]	570,983
120,000	5.650%, 5/1/2018	133,318
100,000	5.700%, 1/24/2022	111,005
	Bank of Montreal
390,000	0.879%, 4/9/2018[h]	389,092
	Bank of Nova Scotia
390,000	0.673%, 3/15/2016[h]	389,796
100,000	0.950%, 3/15/2016	99,537
	BB&T Corporation
67,000	1.133%, 6/15/2018[h]	67,064
134,000	2.050%, 6/19/2018	132,049
	BBVA Banco Continental SA
150,000	2.250%, 7/29/2016[g]	145,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Financials (0.9%) - continued
	BBVA US Senior SAU
$ 87,000	4.664%, 10/9/2015	$89,621
	Berkshire Hathaway Finance Corporation
160,000	1.600%, 5/15/2017	159,327
390,000	1.300%, 5/15/2018	377,174
	BNP Paribas SA
176,000	2.375%, 9/14/2017	174,240
	Canadian Imperial Bank of Commerce
465,000	2.600%, 7/2/2015[g]	482,438
	Capital One Financial Corporation
116,000	2.150%, 3/23/2015	117,828
260,000	0.723%, 3/22/2016[h]	258,261
47,000	6.150%, 9/1/2016	52,448
	Cigna Corporation
159,000	4.000%, 2/15/2022	163,233
	Citigroup, Inc.
440,000	5.000%, 9/15/2014	457,260
180,000	4.750%, 5/19/2015	190,368
300,000	6.000%, 8/15/2017	338,034
185,000	8.500%, 5/22/2019	233,105
94,000	4.050%, 7/30/2022	90,344
	CNA Financial Corporation
145,000	7.350%, 11/15/2019	175,567
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
390,000	0.753%, 3/18/2016[h]	390,842
138,000	3.950%, 11/9/2022	131,966
	Credit Agricole SA
125,000	1.625%, 4/15/2016[g]	124,045
	Credit Suisse AG
192,000	5.400%, 1/14/2020	208,021
	DDR Corporation
125,000	9.625%, 3/15/2016	148,850
	Discover Financial Services
226,000	6.450%, 6/12/2017	256,734
	DnB Boligkreditt AS
520,000	1.450%, 3/21/2018[g]	504,868
	Eksportfinans ASA
80,000	3.000%, 11/17/2014	80,000
111,000	5.500%, 5/25/2016[e]	115,634
	Fifth Third Bancorp
136,000	5.450%, 1/15/2017	149,038
	General Electric Capital Corporation
116,000	1.000%, 12/11/2015	115,827
171,000	0.480%, 1/8/2016[h]	170,021
55,000	1.145%, 5/9/2016[h]	55,698
65,000	1.600%, 11/20/2017	63,452
50,000	0.994%, 4/2/2018[h]	50,209
421,000	6.000%, 8/7/2019	488,753
390,000	1.273%, 3/15/2023[h]	386,468
154,000	6.750%, 3/15/2032	184,650
	Genworth Financial, Inc.
118,000	6.515%, 5/22/2018[e]	130,426
	Goldman Sachs Group, Inc.
281,000	3.700%, 8/1/2015	292,762
307,000	0.723%, 3/22/2016[h]	302,501
100,000	2.375%, 1/22/2018	98,183
390,000	1.476%, 4/30/2018[h]	386,392
136,000	7.500%, 2/15/2019	161,510
241,000	5.250%, 7/27/2021	257,846
	Hartford Financial Services Group, Inc.
177,000	4.000%, 10/15/2017	187,696
94,000	5.125%, 4/15/2022	102,283
	HCP, Inc.
75,000	6.300%, 9/15/2016	85,185
67,000	6.000%, 1/30/2017	75,159
75,000	6.700%, 1/30/2018	87,783
145,000	2.625%, 2/1/2020	135,837
	Health Care REIT, Inc.
154,000	4.700%, 9/15/2017	167,342
58,000	2.250%, 3/15/2018	56,946
	HSBC Bank plc
520,000	0.915%, 5/15/2018[g,h]	519,997
	HSBC Finance Corporation
100,000	6.676%, 1/15/2021	110,555
	HSBC USA, Inc.
116,000	1.625%, 1/16/2018	113,171
	ING Bank NV
75,000	2.000%, 9/25/2015[g]	75,636
116,000	3.750%, 3/7/2017[g]	121,410
	ING Capital Funding Trust III
100,000	3.884%, 12/29/2049[h,k]	96,000
	ING US, Inc.
144,000	2.900%, 2/15/2018[g]	144,725
	International Lease Finance Corporation
249,000	2.224%, 6/15/2016[h]	247,133
	J.P. Morgan Chase & Company
260,000	0.726%, 4/23/2015[h]	259,396
94,000	1.125%, 2/26/2016	92,620
241,000	3.450%, 3/1/2016	251,384
255,000	2.000%, 8/15/2017	253,074
187,000	1.176%, 1/25/2018[h]	186,589
80,000	1.800%, 1/25/2018	77,389
206,000	6.300%, 4/23/2019	239,310
50,000	3.200%, 1/25/2023	47,465
50,000	3.375%, 5/1/2023	46,558
192,000	7.900%, 4/29/2049[k]	216,960
	J.P. Morgan Chase Bank NA
166,000	0.602%, 6/13/2016[h]	163,077
	KeyBank NA
174,000	7.413%, 5/6/2015	192,094
	Liberty Mutual Group, Inc.
60,000	4.950%, 5/1/2022[g]	61,601
56,000	6.500%, 5/1/2042[g]	59,916
	Liberty Property, LP
129,000	5.500%, 12/15/2016	142,414
47,000	3.375%, 6/15/2023	43,588
	Lloyds TSB Bank plc
116,000	6.500%, 9/14/2020[g]	123,670
	Merrill Lynch & Company, Inc.
100,000	6.400%, 8/28/2017	112,916
	Mizuho Corporate Bank, Ltd.
200,000	1.850%, 3/21/2018[g]	194,137

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Financials (0.9%) - continued
	Morgan Stanley
$ 120,000	4.750%, 4/1/2014[e]	$122,608
47,000	1.523%, 2/25/2016[h]	46,868
47,000	1.750%, 2/25/2016	46,561
241,000	4.750%, 3/22/2017	255,618
100,000	6.250%, 8/28/2017	111,509
260,000	1.556%, 4/25/2018[h]	255,000
280,000	5.500%, 1/26/2020	300,548
112,000	4.875%, 11/1/2022	110,645
110,000	4.100%, 5/22/2023	101,631
	Murray Street Investment Trust I
305,000	4.647%, 3/9/2017	322,915
	Nederlandse Waterschapsbank NV
520,000	0.750%, 3/29/2016[g]	517,067
	Nomura Holdings, Inc.
390,000	1.722%, 9/13/2016[h]	389,520
242,000	2.000%, 9/13/2016	239,300
	Nordea Eiendomskreditt AS
390,000	2.125%, 9/22/2016[g]	398,351
	Prologis, LP
50,000	6.625%, 5/15/2018	57,550
150,000	7.375%, 10/30/2019	180,517
	Prudential Covered Trust
351,000	2.997%, 9/30/2015[g]	362,204
	Prudential Financial, Inc.
108,000	4.500%, 11/15/2020[e]	115,113
87,000	5.625%, 6/15/2043	85,260
	Realty Income Corporation
58,000	2.000%, 1/31/2018	56,280
	Regions Bank
305,000	7.500%, 5/15/2018	355,754
	Reinsurance Group of America, Inc.
105,000	5.625%, 3/15/2017	115,497
58,000	5.000%, 6/1/2021	62,149
	Royal Bank of Canada
390,000	0.644%, 3/8/2016[h]	390,626
	Royal Bank of Scotland Group plc
157,000	5.050%, 1/8/2015	157,393
94,000	2.550%, 9/18/2015	95,575
47,000	6.125%, 12/15/2022	44,724
	Santander US Debt SAU
150,000	3.724%, 1/20/2015[g]	151,404
	Simon Property Group, Inc.
116,000	1.500%, 2/1/2018[g]	111,730
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	138,493
	SLM Corporation
75,000	3.875%, 9/10/2015	75,754
58,000	6.250%, 1/25/2016	61,480
	Societe Generale SA
120,000	5.200%, 4/15/2021[e,g]	126,692
	SpareBank 1 Boligkreditt AS
520,000	1.250%, 5/2/2018[g]	495,872
	Svensk Exportkredit AB
520,000	1.125%, 4/5/2018	505,400
	Svenska Handelsbanken AB
390,000	0.722%, 3/21/2016[h]	390,005
115,000	3.125%, 7/12/2016	120,773
42,000	1.625%, 3/21/2018	40,900
	Swedbank Hypotek AB
520,000	1.375%, 3/28/2018[e,g]	502,632
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[g,k]	129,063
	Toronto-Dominion Bank
360,000	2.200%, 7/29/2015[g]	371,052
	UBS AG London
520,000	0.750%, 3/24/2016[g]	514,375
	UBS AG/Stamford, Connecticut
116,000	5.875%, 12/20/2017	133,429
	Ventas Realty, LP
100,000	2.700%, 4/1/2020	94,554
	Wachovia Corporation
308,000	5.625%, 10/15/2016	346,182
390,000	0.543%, 6/15/2017[h]	383,365
	WellPoint, Inc.
147,000	1.875%, 1/15/2018	143,934
	Wells Fargo & Company
115,000	2.100%, 5/8/2017	115,411
142,000	1.500%, 1/16/2018	138,496
94,000	3.450%, 2/13/2023	89,773

	Total	29,646,821

Foreign Government (0.1%)
	Asian Development Bank
520,000	0.500%, 6/20/2016	515,996
	Denmark Government International Bond
520,000	0.375%, 4/25/2016[g]	514,384
	Export-Import Bank of Korea
116,000	1.250%, 11/20/2015	114,674
	International Finance Corporation
390,000	0.500%, 5/16/2016	387,349
	Kommunalbanken AS
175,000	2.750%, 5/5/2015[g]	182,082
520,000	0.353%, 3/18/2016[g,h]	519,727
	Kommuninvest i Sverige AB
520,000	0.500%, 6/15/2016[g]	513,627
	Sweden Government International Bond
100,000	0.375%, 12/22/2015[g]	99,320
1,020,000	0.375%, 3/29/2016[g]	1,010,922

	Total	3,858,081

Mortgage-Backed Securities (1.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,175,000	2.500%, 7/1/2028[c]	7,210,875
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
7,050,000	3.000%, 7/1/2043[c]	6,871,547
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
7,175,000	2.500%, 7/1/2028[c]	7,216,480

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Mortgage-Backed Securities (1.6%) - continued
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
$ 7,025,000	3.000%, 7/1/2043[c]	$6,863,644
13,925,000	3.500%, 7/1/2043[c]	14,136,050
13,200,000	4.000%, 7/1/2043[c]	13,751,203

	Total	56,049,799

Technology (0.1%)
	Apple, Inc.
520,000	0.523%, 5/3/2018[h]	517,771
50,000	2.400%, 5/3/2023	46,373
	Computer Sciences Corporation
90,000	2.500%, 9/15/2015	91,758
	EMC Corporation
196,000	1.875%, 6/1/2018	193,747
	Hewlett-Packard Company
120,000	2.125%, 9/13/2015	121,450
136,000	2.600%, 9/15/2017	135,822
100,000	3.750%, 12/1/2020	96,796
	Intel Corporation
116,000	4.000%, 12/15/2032	107,721
	Oracle Corporation
116,000	1.200%, 10/15/2017	112,662
	Samsung Electronics America, Inc.
94,000	1.750%, 4/10/2017[g]	93,107
	Tyco Electronics Group SA
234,000	6.550%, 10/1/2017	270,878
	Xerox Corporation
120,000	7.200%, 4/1/2016	135,909

	Total	1,923,994

Transportation (<0.1%)
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	80,373
76,000	5.750%, 3/15/2033	82,914
	Continental Airlines, Inc.
80,000	4.150%, 4/11/2024	78,400
	CSX Corporation
126,000	6.250%, 4/1/2015	137,657
	Delta Air Lines, Inc.
179,000	6.750%, 5/23/2017	187,288
28,928	4.750%, 5/7/2020	30,303
	ERAC USA Finance, LLC
116,000	1.400%, 4/15/2016[g]	115,137
	Kansas City Southern de Mexico SA de CV
100,000	2.350%, 5/15/2020[g]	96,746

	Total	808,818

U.S. Government and Agencies (3.3%)
	FDIC Structured Sale Guaranteed Notes
185,000	Zero Coupon, 1/7/2014[g]	184,604
	Federal Agricultural Mortgage Corporation
360,000	2.125%, 9/15/2015	372,180
	Federal Home Loan Banks
4,120,000	0.375%, 6/24/2016	4,073,712
	Federal Home Loan Mortgage Corporation
2,835,000	1.375%, 5/1/2020[e]	2,686,321
	Federal National Mortgage Association
650,000	0.595%, 8/25/2015	648,904
700,000	4.375%, 10/15/2015	760,529
2,830,000	0.375%, 7/5/2016[e]	2,795,930
1,870,000	1.375%, 11/15/2016	1,895,705
1,535,000	0.875%, 5/21/2018	1,483,519
405,000	6.250%, 5/15/2029	526,489
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	438,799
	U.S. Treasury Bonds
920,000	7.625%, 2/15/2025	1,381,437
5,000,000	6.500%, 11/15/2026	7,032,810
2,900,000	5.250%, 11/15/2028	3,686,625
2,050,000	4.375%, 5/15/2040	2,404,265
18,695,000	3.000%, 5/15/2042	17,041,652
450,000	2.875%, 5/15/2043	398,250
	U.S. Treasury Bonds, TIPS
98,699	2.375%, 1/15/2025	117,575
64,557	2.125%, 2/15/2040	78,457
	U.S. Treasury Notes
175,000	0.250%, 4/30/2014	175,116
4,315,000	0.750%, 6/15/2014	4,337,753
6,780,000	0.375%, 2/15/2016	6,749,809
1,390,000	2.625%, 2/29/2016	1,466,125
1,035,000	1.000%, 10/31/2016	1,041,146
3,350,000	3.250%, 3/31/2017	3,631,608
535,000	0.625%, 5/31/2017	526,473
3,000,000	1.000%, 5/31/2018	2,948,436
7,000,000	1.375%, 1/31/2020	6,805,316
6,490,000	1.625%, 8/15/2022	6,088,937
435,000	1.750%, 5/15/2023	407,404
	U.S. Treasury Notes, TIPS
29,175,131	0.125%, 4/15/2018	29,927,325
601,075	0.125%, 1/15/2022	588,725
2,241,708	0.125%, 1/15/2023	2,173,582

	Total	114,875,518

U.S. Municipals (1.0%)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Bonds
1,248,000	5.125%, 6/1/2024	1,124,336
	California Various Purpose General Obligation Bonds
1,085,000	5.000%, 9/1/2036	1,134,422
542,000	5.000%, 4/1/2042	561,376
542,000	5.000%, 2/1/2043	562,450
	Dallas/Fort Worth International Airport Joint Revenue Improvement Bonds
2,170,000	5.000%, 11/1/2038	2,145,262

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
U.S. Municipals (1.0%) - continued
	Los Angeles Department of Water and Power Power System Revenue Bonds
$ 2,712,000	5.000%, 7/1/2043	$2,823,599
	Massachusetts Bay Transportation Authority Assessment Bonds
1,615,000	5.000%, 7/1/2041	1,709,703
	Massachusetts Development Finance Agency Revenue Bonds (Boston University)
1,546,000	5.000%, 10/1/2048	1,592,133
	Massachusetts School Building Authority Sales Tax Bonds
2,170,000	5.000%, 5/15/2043[c]	2,308,945
	Metropolitan Transportation Authority Transportation Revenue Bonds
2,170,000	5.000%, 11/15/2043	2,213,921
	Miami-Dade County Expressway Authority Toll System Refunding Revenue Bonds
922,000	5.000%, 7/1/2040	945,502
	New Jersey Transportation Trust Fund Authority Transportation System Bonds
2,713,000	5.000%, 6/15/2042	2,793,820
	New Jersey Turnpike Authority Turnpike Revenue Bonds
870,000	5.000%, 1/1/2043	901,233
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
2,170,000	5.000%, 6/15/2047	2,266,825
	New York City Transitional Finance Authority Future Tax Bonds
2,025,000	5.000%, 5/1/2042	2,149,193
	New York State Dormitory Authority Personal Income Tax Revenue Bonds
1,301,000	5.000%, 3/15/2042	1,368,366
	North Texas Tollway Authority System Current Interest Revenue Refunding Bonds
2,170,000	5.000%, 1/1/2042	2,215,158
	San Diego County Regional Airport Authority Airport Revenue Bonds
1,871,000	5.000%, 7/1/2038	1,900,431
	South Carolina Public Service Authority Revenue Obligation Bonds (Santee Cooper)
2,170,000	5.000%, 12/1/2043	2,260,163
	University of Massachusetts Building Authority Project Revenue Bonds
1,736,000	5.000%, 11/1/2039	1,829,831

	Total	34,806,669

Utilities (0.1%)
	American Electric Power Company, Inc.
116,000	1.650%, 12/15/2017	112,767
	DCP Midstream Operating, LP
58,000	2.500%, 12/1/2017	57,252
	Duke Energy Corporation
168,000	2.100%, 6/15/2018	166,960
	Enel Finance International NV
137,000	3.875%, 10/7/2014[g]	140,285
84,000	6.250%, 9/15/2017[g]	92,155
	Energy Transfer Partners, LP
50,000	9.700%, 3/15/2019	64,889
180,000	4.650%, 6/1/2021	186,278
	Enterprise Products Operating, LLC
180,000	1.250%, 8/13/2015	180,591
	Exelon Corporation
135,000	4.900%, 6/15/2015	144,484
	Exelon Generation Company, LLC
150,000	5.200%, 10/1/2019	164,955
	Iberdrola Finance Ireland, Ltd.
100,000	3.800%, 9/11/2014[g]	102,583
	ITC Holdings Corporation
155,000	5.875%, 9/30/2016[g]	173,009
67,000	4.050%, 7/1/2023[c]	67,119
	Kinder Morgan Energy Partners, LP
185,000	5.300%, 9/15/2020	205,423
120,000	5.000%, 8/15/2042	113,205
	MidAmerican Energy Holdings Company
120,000	6.500%, 9/15/2037	142,497
	NextEra Energy Capital Holdings, Inc.
180,000	1.200%, 6/1/2015	180,911
	NiSource Finance Corporation
166,000	6.800%, 1/15/2019	196,428
	Northeast Utilities
75,000	1.450%, 5/1/2018	72,797
	ONEOK Partners, LP
113,000	8.625%, 3/1/2019	143,079
	Pacific Gas & Electric Company
177,000	5.625%, 11/30/2017	204,568
	PPL Capital Funding, Inc.
231,000	1.900%, 6/1/2018	226,913
54,000	3.500%, 12/1/2022	51,660
	Sempra Energy
177,000	6.150%, 6/15/2018	206,788
	Williams Partners, LP
60,000	7.250%, 2/1/2017	69,733

	Total	3,467,329

	Total Long-Term Fixed Income (cost $336,943,054)	334,473,029

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Collateral Held for Securities Loaned (1.2%)	Value
40,552,164	Thrivent Cash Management Trust	$40,552,164

	Total Collateral Held for Securities Loaned (cost $40,552,164)	40,552,164

Shares or Principal Amount	Short-Term Investments (14.8%)
	Federal Home Loan Bank Discount Notes
10,000,000	0.050%, 7/5/2013[l]	9,999,917
33,000,000	0.060%, 7/9/2013[f,l]	32,999,450
1,000,000	0.080%, 7/10/2013[f,l]	999,976
44,000,000	0.050%, 7/12/2013[f,l]	43,999,206
13,552,000	0.037%, 7/15/2013[l]	13,551,776
50,000,000	0.050%, 7/19/2013[l]	49,998,611
1,000,000	0.065%, 7/31/2013[l]	999,942
50,000,000	0.070%, 8/7/2013[l]	49,996,208
50,000,000	0.070%, 8/14/2013[l]	49,995,528
3,000,000	0.075%, 8/16/2013[l]	2,999,700
46,000,000	0.060%, 8/23/2013[l]	45,995,783
5,000,000	0.080%, 9/17/2013[l]	4,999,111
3,000,000	0.090%, 9/18/2013[l]	2,999,392
19,700,000	0.093%, 11/22/2013[f,l]	19,692,570
300,000	0.105%, 12/4/2013[f,l]	299,862
	Federal Home Loan Mortgage Corporation Discount Notes
20,000,000	0.060%, 8/26/2013[l]	19,998,067
5,000,000	0.105%, 11/6/2013[l]	4,998,104
500,000	0.095%, 12/2/2013[f,l]	499,794
100,000	0.110%, 12/3/2013[f,l]	99,952
	Federal National Mortgage Association Discount Notes
7,000,000	0.050%, 7/31/2013[f,l]	6,999,689
6,000,000	0.040%, 8/7/2013[l]	5,999,740
50,000,000	0.065%, 8/14/2013[l]	49,995,847
74,000,000	0.062%, 8/21/2013[l]	73,993,279
5,000,000	0.063%, 8/28/2013[l]	4,999,475
7,000,000	0.100%, 9/25/2013[l]	6,998,289
7,000,000	0.100%, 12/4/2013[f,l]	6,996,928

	Total Short-Term Investments (at amortized cost)	511,106,196

	Total Investments (cost $3,374,546,742) 103.2%	$3,557,765,716

	Other Assets and Liabilities, Net (3.2%)	(111,266,037)

	Total Net Assets 100.0%	$3,446,499,679

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	At June 28, 2013, $34,130,585 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $24,872,042 or 0.7% of total net assets.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.
i	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Portfolio owned as of June 28, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	2/28/2013	$522,214

j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$266,674,412
Gross unrealized depreciation	(87,259,472)

Net unrealized appreciation (depreciation)	$179,414,940

Cost for federal income tax purposes	$3,378,350,776

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,652,114	—	4,652,114	—
Capital Goods	3,401,403	—	3,401,403	—
Communications Services	28,553,000	—	28,553,000	—
Consumer Cyclical	9,657,793	—	9,657,793	—
Consumer Non-Cyclical	11,520,322	—	11,520,322	—
Energy	3,358,568	—	3,358,568	—
Financials	2,697,432	—	2,697,432	—
Technology	5,008,742	—	5,008,742	—
Transportation	3,253,095	—	3,253,095	—
Utilities	3,554,019	—	3,554,019	—
Mutual Funds
Equity Mutual Funds	1,457,669,775	1,457,669,775	—	—
Fixed Income Mutual Funds	299,264,796	299,264,796	—	—
Common Stock
Consumer Discretionary	136,143,410	136,143,410	—	—
Consumer Staples	59,448,090	53,207,590	6,240,500	—
Energy	102,109,049	102,109,049	—	—
Financials	142,139,117	140,196,972	1,942,145	—
Health Care	99,093,126	99,093,126	—	—
Industrials	98,695,944	98,695,944	—	—
Information Technology	158,775,167	158,775,167	—	—
Materials	21,189,994	21,189,994	—	—
Telecommunications Services	5,840,592	5,840,592	—	—
Utilities	15,608,779	15,608,779	—	—
Long-Term Fixed Income
Asset-Backed Securities	20,522,486	—	20,002,120	520,366
Basic Materials	1,542,238	—	1,542,238	—
Capital Goods	1,378,773	—	1,378,773	—
Collateralized Mortgage Obligations	21,640,976	—	20,865,516	775,460
Commercial Mortgage-Backed Securities	28,394,868	—	28,394,868	—
Communications Services	3,125,701	—	3,125,701	—
Consumer Cyclical	3,227,115	—	3,227,115	—
Consumer Non-Cyclical	5,510,665	—	5,510,665	—
Energy	3,693,178	—	3,693,178	—
Financials	29,646,821	—	29,646,821	—
Foreign Government	3,858,081	—	3,858,081	—
Mortgage-Backed Securities	56,049,799	—	56,049,799	—
Technology	1,923,994	—	1,923,994	—
Transportation	808,818	—	808,818	—
U.S. Government and Agencies	114,875,518	—	114,875,518	—
U.S. Municipals	34,806,669	—	34,806,669	—
Utilities	3,467,329	—	3,467,329	—
Collateral Held for Securities Loaned	40,552,164	40,552,164	—	—
Short-Term Investments	511,106,196	—	511,106,196	—

Total	$3,557,765,716	$2,628,347,358	$928,122,532	$1,295,826

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,746,842	1,746,842	—	—

Total Asset Derivatives	$1,746,842	$1,746,842	$—	$—

Liability Derivatives
Futures Contracts	17,578,983	10,676,374	6,902,609	—

Total Liability Derivatives	$17,578,983	$10,676,374	$6,902,609	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(110)	September 2013	($24,242,634)	($24,200,000)	$42,634
5-Yr. U.S. Treasury Bond Futures	(560)	September 2013	(68,961,418)	(67,786,252)	1,175,166
10-Yr. U.S. Treasury Bond Futures	(135)	September 2013	(17,614,980)	(17,085,938)	529,042
30-Yr. U.S. Treasury Bond Futures	290	September 2013	41,253,385	39,394,688	(1,858,697)
Eurex EURO STOXX 50 Futures	5,341	September 2013	187,517,479	180,614,870	(6,902,609)
Mini MSCI EAFE Index Futures	78	September 2013	6,683,190	6,394,830	(288,360)
Russell 2000 Index Mini-Futures	(828)	September 2013	(79,990,513)	(80,705,160)	(714,647)
S&P 400 Index Mini-Futures	(1,180)	September 2013	(135,651,738)	(136,632,200)	(980,462)
S&P 500 Index Futures	792	September 2013	323,495,608	316,661,400	(6,834,208)
Total Futures Contracts					($15,832,141)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,746,842
Total Interest Rate Contracts		1,746,842

Total Asset Derivatives		$1,746,842

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,858,697
Total Interest Rate Contracts		1,858,697
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	15,720,286
Total Equity Contracts		15,720,286

Total Liability Derivatives		$17,578,983

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	36,631
Futures	Net realized gains/(losses) on Futures contracts	21,980,564
Total Equity Contracts		22,017,195
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(245,543)
Total Foreign Exchange Contracts		(245,543)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,412,506)
Total Interest Rate Contracts		(1,412,506)
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(2,128,924)
Total Credit Contracts		(2,128,924)

Total		$18,230,222

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	405,090
Total Interest Rate Contracts		405,090
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(8,584,700)
Total Equity Contracts		(8,584,700)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(412,079)
Total Credit Contracts		(412,079)

Total		($8,591,689)

The following table presents Moderately Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$711,613,261	21.5%	N/A	N/A	N/A	N/A	3
Interest Rate
Contracts	154,224,402	4.6	N/A	N/A	N/A	N/A	N/A
Foreign Exchange
Contracts	N/A	N/A	$28,025	<0.1%	N/A	N/A	N/A
Credit Contracts	N/A	N/A	N/A	N/A	$40,470,736	1.2%	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Partner Small Cap Growth	$70,145,452	$1,751,629	$—	5,165,495	$80,360,118	$—
Partner Small Cap Value	73,284,587	1,944,564	3,500,000	3,387,094	80,260,915	1,542,643
Small Cap Stock	59,414,925	250,023	—	4,544,703	68,081,010	250,023
Partner Mid Cap Value	91,117,912	5,641,827	—	6,555,161	105,118,566	1,049,954
Mid Cap Stock	184,608,248	800,789	—	14,161,368	209,473,537	800,789
Partner Worldwide Allocation	403,235,751	114,024	—	46,799,927	405,198,453	114,024
Large Cap Value	225,228,272	3,944,833	—	19,051,500	260,795,982	3,944,833
Large Cap Stock	201,835,703	2,678,067	—	22,150,339	223,846,896	2,678,067
Equity Income Plus	22,177,546	518,188	—	2,306,527	24,534,298	518,188
High Yield	118,287,065	3,706,425	284,402	24,096,908	119,156,799	3,706,425
Income	149,352,272	2,952,674	7,798,162	13,407,898	138,120,124	2,638,428
Limited Maturity Bond	46,577,538	321,673	4,427,521	4,278,975	41,987,873	321,673
Cash Management Trust-Collateral Investment	34,779,781	98,570,164	92,797,781	40,552,164	40,552,164	256,224
Cash Management Trust- Short Term Investment	333,230,361	310,290,556	643,520,917	—	—	148,813
Total Value and Income Earned	2,013,275,413				1,797,486,735	17,970,084

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Basic Materials (0.3%)
	Alpha Natural Resources, Inc., Term Loan
$ 3,000,000	3.504%, 5/22/2020	$2,913,750
	Arch Coal, Inc., Term Loan
2,521,666	5.750%, 5/16/2018	2,508,276
	FMG Resources August 2006 Pty., Ltd., Term Loan
2,203,350	5.250%, 10/18/2017	2,188,543
	HCA, Inc., Term Loan
1,500,000	3.026%, 3/31/2017	1,491,570
	Ineos Group Holdings, Ltd., Term Loan
3,919,149	4.000%, 5/4/2018	3,834,652
	Tronox Pigments BV, Term Loan
1,290,000	4.500%, 3/19/2020	1,294,102
	US Coatings Acquisition, Inc., Term Loan
2,992,500	4.750%, 2/1/2020	2,989,897

	Total	17,220,790

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
2,363,125	4.250%, 10/9/2019	2,353,082
	Berry Plastics Group, Inc., Term Loan
6,403,950	3.500%, 2/8/2020	6,327,487
	Silver II Borrower, Term Loan
1,701,450	4.000%, 12/13/2019	1,686,205

	Total	10,366,774

Communications Services (1.7%)
	Atlantic Broadband Penn, LLC, Term Loan
1,344,838	3.250%, 11/30/2019	1,337,777
	Cequel Communications, LLC, Term Loan
2,149,558	3.500%, 2/14/2019	2,129,739
	Charter Communications Operating, LLC, Term Loan
860,000	0.000%, 4/10/2020[b,c]	848,579
4,500,000	3.000%, 12/31/2020	4,455,630
	Clear Channel Communications, Inc., Term Loan
1,235,831	3.854%, 1/29/2016	1,126,929
3,645,169	6.945%, 1/30/2019	3,315,063
	Cricket Communications, Inc., Term Loan
333,325	4.750%, 10/10/2019	329,715
4,650,000	4.750%, 3/8/2020	4,604,941
	Cumulus Media Holdings, Inc., Term Loan
3,363,003	4.500%, 9/17/2018	3,361,591
	Fairpoint Communications, Term Loan
4,269,300	7.500%, 2/14/2019	4,173,241
	Grande Communications Networks, LLC, Term Loan
2,610,000	4.500%, 5/29/2020	2,593,688
	Hargray Communications Group, Inc., Term Loan
3,710,000	0.000%, 6/25/2019[b,c]	3,696,087
	Integra Telecom Holdings, Inc., Term Loan
2,610,000	0.000%, 2/22/2019[b,c]	2,608,695
	Integra Telecom Inc., Term Loan
1,010,000	9.750%, 2/21/2020	1,032,725
	Intelsat Jackson Holdings SA, Term Loan
2,359,794	4.250%, 4/2/2018	2,359,794
	Level 3 Financing, Inc., Term Loan
3,305,000	4.750%, 8/1/2019	3,301,893
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
1,678,050	6.000%, 6/9/2017	1,673,855
	LTS Buyer, LLC, Term Loan
1,940,000	4.500%, 4/13/2020[b,c]	1,924,247
215,000	8.000%, 4/12/2021	215,000
	MCC Georgia, LLC, Term Loan
1,344,837	4.000%, 1/20/2020	1,347,366
	McGraw-Hill Global Education Holdings, LLC, Term Loan
3,431,400	9.000%, 3/22/2019	3,370,493
	NEP Broadcasting, LLC, Term Loan
9,394,950	4.750%, 1/22/2020[b,c]	9,434,127
242,857	9.500%, 7/22/2020	248,321
	NTELOS, Inc., Term Loan
1,268,625	5.750%, 11/9/2019	1,250,649
	SBA Senior Finance II, LLC, Term Loan
373,902	3.750%, 9/28/2019	374,212
	Syniverse Holdings, Inc., Term Loan
3,420,000	4.000%, 4/23/2019	3,402,900
	TNS, Inc., Term Loan
5,820,185	5.000%, 2/14/2020	5,829,905
	Univision Communications, Inc., Term Loan
1,880,288	4.500%, 2/28/2020	1,861,015
857,850	4.500%, 3/1/2020	848,199
1,084,539	4.500%, 3/1/2020	1,073,423
	Van Wagner Communications, Inc., Term Loan
2,187,900	8.250%, 8/3/2018	2,215,249
	Virgin Media Investment Holdings, Ltd., Term Loan
7,500,000	3.500%, 6/7/2020	7,410,450
	Visant Corporation, Term Loan
3,825,017	5.250%, 12/22/2016	3,637,859
	WideOpenWest Finance, LLC, Term Loan
5,685,750	4.750%, 4/1/2019	5,692,857
	Yankee Cable Acquisition, LLC, Term Loan
3,861,852	5.250%, 3/1/2020	3,872,858
	Zayo Group, LLC, Term Loan
6,054,397	4.500%, 7/2/2019	6,044,286

	Total	103,003,358

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Consumer Cyclical (0.6%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
$ 1,976,294	4.250%, 2/23/2017	$1,973,330
	Cenveo Corporation, Term Loan
2,433,900	6.250%, 2/13/2017	2,429,348
	Ceridian Corporation, Term Loan
2,030,545	5.942%, 5/9/2017	2,033,713
	Chrysler Group, LLC, Term Loan
2,945,000	0.000%, 5/24/2017[b,c]	2,955,131
	J.C. Penney Corporation, Inc., Term Loan
3,980,000	6.000%, 5/22/2018[b,c]	3,982,826
	MGM Resorts International, Term Loan
2,656,650	3.500%, 12/20/2019	2,636,725
	MRC Global, Inc., Term Loan
1,686,525	6.000%, 11/8/2019	1,692,141
	ROC Finance, LLC, Term Loan
6,230,000	1.726%, 3/27/2019[b,c]	6,219,596
	Scientific Games International, Inc., Term Loan
5,700,000	0.000%, 5/22/2020[b,c]	5,609,769
	Seminole Indian Tribe of Florida, Term Loan
1,586,738	3.026%, 4/29/2020	1,580,121
	Seven Seas Cruises S de RL, LLC, Term Loan
3,012,000	4.750%, 12/21/2018	3,023,295
	Toys R Us, Inc., Term Loan
2,601,125	5.250%, 5/25/2018	2,494,921

	Total	36,630,916

Consumer Non-Cyclical (0.6%)
	Albertson’s, Inc., Term Loan
3,655,838	4.750%, 3/21/2019	3,628,419
	Bausch & Lomb, Inc., Term Loan
1,678,082	4.000%, 5/18/2019	1,674,591
	Biomet, Inc., Term Loan
2,625,162	3.963%, 7/25/2017	2,609,858
	CHS/Community Health Systems, Inc., Term Loan
1,695,000	3.773%, 1/25/2017	1,694,813
	Del Monte Corporation, Term Loan
843,718	4.000%, 3/8/2018	839,854
	DJO Finance, LLC, Term Loan
2,968,772	4.750%, 9/15/2017[b,c]	2,982,993
	Grifols, Inc., Term Loan
1,672,922	4.250%, 6/1/2017	1,678,426
	HJ Heinz Company, Term Loan
1,510,000	3.500%, 6/5/2020	1,508,279
	Hologic, Inc., Term Loan
2,019,737	4.500%, 8/1/2019	2,023,393
	JBS USA, LLC, Term Loan
3,211,950	3.750%, 5/25/2018	3,203,920
	Reynolds Group Holdings, Inc., Term Loan
337,450	4.750%, 9/28/2018	337,943
	Rite Aid Corporation, Term Loan
638,400	4.000%, 2/21/2020	635,476
1,285,000	5.750%, 8/21/2020	1,301,062
	Roundy’s Supermarkets, Inc., Term Loan
2,886,847	5.750%, 2/13/2019	2,812,280
	Supervalu, Inc., Term Loan
8,267,613	5.000%, 3/21/2019[b,c]	8,204,448
	Warner Chilcott Company, LLC, Term Loan
30,762	4.250%, 3/15/2018	30,735
	Warner Chilcott Corporation, Term Loan
228,748	4.250%, 3/15/2018	228,545
99,580	4.250%, 3/15/2018	99,491
	WC Luxco Sarl, Term Loan
180,258	4.250%, 3/15/2018	180,097

	Total	35,674,623

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
5,600,000	5.750%, 12/2/2017	5,668,824
	Offshore Group Investment, Ltd., Term Loan
3,376,538	5.750%, 3/28/2019	3,384,979

	Total	9,053,803

Financials (0.2%)
	GEO Group, Inc., Term Loan
861,000	3.250%, 4/3/2020	858,848
	Harland Clarke Holdings Corporation, Term Loan
4,670,000	7.000%, 5/22/2018	4,479,884
	MoneyGram International, Inc., Term Loan
3,436,388	4.250%, 3/27/2020	3,438,552
	WaveDivision Holdings, LLC, Term Loan
3,641,700	4.000%, 10/12/2019	3,632,596

	Total	12,409,880

Technology (0.3%)
	First Data Corporation Extended, Term Loan
7,025,000	4.193%, 3/23/2018	6,840,594
	First Data Corporation, Term Loan
1,355,000	4.193%, 9/24/2018	1,319,431
	Freescale Semiconductor Inc., Term Loan
3,097,238	5.000%, 3/1/2020	3,069,579
	Infor US, Inc., Term Loan
1,676,124	5.250%, 4/5/2018	1,677,868
	SunGard Data Systems, Inc., Term Loan
3,865,312	4.500%, 1/31/2020	3,872,579

	Total	16,780,051

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Transportation (0.2%)
	American Airlines, Inc., Term Loan
$ 3,710,000	0.000%, 6/21/2019[b,c]	$3,704,212
	American Petroleum Tankers Parent, LLC, Term Loan
1,075,000	4.750%, 10/2/2019	1,070,969
	Delta Air Lines, Inc., Term Loan
3,154,350	4.250%, 4/20/2017	3,163,214
	U.S. Airways, Inc., Term Loan
660,000	0.000%, 5/21/2019[b,c]	651,473
	United Air Lines, Inc., Term Loan
2,155,000	4.000%, 4/1/2019	2,149,612

	Total	10,739,480

Utilities (0.1%)
	Calpine Corporation, Term Loan
636,743	4.000%, 4/1/2018	635,151
2,689,675	4.000%, 10/9/2019	2,684,646
	Intergen NV, Term Loan
1,720,000	0.000%, 6/5/2020[b,c]	1,685,600
	NGPL PipeCo, LLC, Term Loan
2,422,072	6.750%, 9/15/2017	2,400,878
	Pacific Drilling SA, Term loan
2,425,000	0.000%, 5/18/2018[b,c]	2,413,481

	Total	9,819,756

	Total Bank Loans (cost $262,585,463)	261,699,431

Shares	Mutual Funds (45.7%)
Equity Mutual Funds (26.1%)
5,821,599	Thrivent Partner Small Cap Growth Portfolio[d]	90,567,203
4,368,749	Thrivent Partner Small Cap Value Portfolio	103,522,303
3,609,909	Thrivent Small Cap Stock Portfolio	54,077,520
6,230,477	Thrivent Partner Mid Cap Value Portfolio	99,911,934
11,698,088	Thrivent Mid Cap Stock Portfolio	173,036,951
53,352,913	Thrivent Partner Worldwide Allocation Portfolio	461,934,852
26,506,659	Thrivent Large Cap Value Portfolio	362,849,648
20,525,262	Thrivent Large Cap Stock Portfolio	207,424,198
3,039,607	Thrivent Equity Income Plus Portfolio	32,331,996

	Total	1,585,656,605

Fixed Income Mutual Funds (19.6%)
37,476,610	Thrivent High Yield Portfolio	185,318,089
59,122,887	Thrivent Income Portfolio	609,048,511
40,024,961	Thrivent Limited Maturity Bond Portfolio	392,748,930

	Total	1,187,115,530

	Total Mutual Funds (cost $2,641,440,310)	2,772,772,135

	Common Stock (16.3%)
Consumer Discretionary (2.6%)
61,289	Abercrombie & Fitch Company	2,773,327
42,892	Amazon.com, Inc.[d]	11,910,680
22,700	AutoZone, Inc.[d]	9,617,763
106,550	CBS Corporation	5,207,099
14,800	Charter Communications, Inc.[d]	1,832,980
58,700	Cheesecake Factory, Inc.	2,458,943
72,500	Chico’s FAS, Inc.	1,236,850
460,094	Comcast Corporation	19,268,737
14,300	Conn’s, Inc.[d]	740,168
4,988	CST Brands, Inc.[d]	153,680
19,900	Dana Holding Corporation	383,274
2,812	Darden Restaurants, Inc.	141,950
43,408	Delphi Automotive plc	2,200,352
15,900	DeVry, Inc.[e]	493,218
10,437	Discovery Communications, Inc.[d]	805,841
20,700	DISH Network Corporation	880,164
16,470	Dollar Tree, Inc.[d]	837,335
15,752	Finish Line, Inc.	344,339
87,226	Foot Locker, Inc.	3,064,249
69,900	Gap, Inc.	2,916,927
53,998	GNC Holdings, Inc.	2,387,252
11,300	Grand Canyon Education, Inc.[d]	364,199
10,160	Harley-Davidson, Inc.	556,971
39,718	Hasbro, Inc.[e]	1,780,558
134,200	Home Depot, Inc.	10,396,474
58,900	Hovnanian Enterprises, Inc.[d,e]	330,429
12,640	iShares Dow Jones US Home Construction Index Fund	282,883
10,445	L Brands, Inc.	514,416
187,765	Las Vegas Sands Corporation	9,938,401
31,006	LifeLock, Inc.[d,e]	363,080
105,870	Lowe’s Companies, Inc.	4,330,083
12,539	M/I Homes, Inc.[d]	287,895
46,900	Macy’s, Inc.	2,251,200
7,400	Marriott International, Inc.	298,738
15,300	Marriott Vacations Worldwide Corporation[d]	661,572
22,487	MDC Partners, Inc.	405,665
57,600	Meredith Corporation[e]	2,747,520
10,000	Michael Kors Holdings, Ltd.[d]	620,200
1,700	Netflix, Inc.[d]	358,853
49,900	New York Times Company[d,e]	551,894
73,870	News Corporation	2,424,413
54,980	Nexstar Broadcasting Group, Inc.	1,949,591
229,200	NIKE, Inc.	14,595,456
14,100	Omnicom Group, Inc.	886,467
2,733	O’Reilly Automotive, Inc.[d]	307,790
31,530	Papa John’s International, Inc.[d]	2,061,116
13,000	Penn National Gaming, Inc.[d]	687,180
3,902	PetSmart, Inc.	261,395
123,372	Pier 1 Imports, Inc.	2,898,008
45,200	Pulte Group, Inc.[d]	857,444
3,300	Ross Stores, Inc.	213,873
221,700	Sally Beauty Holdings, Inc.[d]	6,894,870
134,500	Sirius XM Radio, Inc.	450,575
187,400	Smith & Wesson Holding Corporation[d,e]	1,870,252
15,449	Stage Stores, Inc.	363,052
106,100	Standard Pacific Corporation[d,e]	883,813
31,600	Staples, Inc.	501,176
9,500	Sturm, Ruger & Company, Inc.[e]	456,380

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (16.3%)	Value
Consumer Discretionary (2.6%) - continued
10,200	Target Corporation	$702,372
15,700	Tempur-Pedic International, Inc.[d]	689,230
21,110	Time Warner Cable, Inc.	2,374,453
32,500	TJX Companies, Inc.	1,626,950
37,800	Toll Brothers, Inc.[d]	1,233,414
5,281	Tractor Supply Company	621,098
4,000	Under Armour, Inc.[d]	238,840
10,700	Urban Outfitters, Inc.[d]	430,354
21,100	Valassis Communications, Inc.[e]	518,849
30,200	Vera Bradley, Inc.[d,e]	654,132
643	VF Corporation	124,138
3,300	Wynn Resorts, Ltd.	422,400

	Total	154,895,240

Consumer Staples (1.2%)
95,300	Altria Group, Inc.	3,334,547
6,238	Andersons, Inc.	331,799
40,085	Annie’s, Inc.[d,e]	1,713,233
77,400	Archer-Daniels-Midland Company	2,624,634
18,200	Avon Products, Inc.	382,746
71,245	British American Tobacco plc ADR[e]	7,333,960
35,400	Bunge, Ltd.	2,505,258
42,400	Campbell Soup Company[e]	1,899,096
19,515	Clorox Company	1,622,477
50,800	Colgate-Palmolive Company	2,910,332
109,160	CVS Caremark Corporation	6,241,769
13,295	Energizer Holdings, Inc.	1,336,281
5,500	Hain Celestial Group, Inc.[d]	357,335
91,668	Ingredion, Inc.	6,015,254
13,370	Kimberly-Clark Corporation	1,298,762
19,517	Kraft Foods Group, Inc.	1,090,415
82,000	Kroger Company	2,832,280
58,562	Mondelez International, Inc.	1,670,774
6,800	Monster Beverage Corporation[d]	413,236
120,900	Nestle SA	7,933,506
15,016	Philip Morris International, Inc.	1,300,686
154,000	Procter & Gamble Company	11,856,460
29,400	Safeway, Inc.[e]	695,604
61,700	Tyson Foods, Inc.	1,584,456
30,500	Wal-Mart Stores, Inc.	2,271,945
10,886	Whole Foods Market, Inc.	560,411

	Total	72,117,256

Energy (2.2%)
265,213	Alpha Natural Resources, Inc.[d]	1,389,716
138,558	BP plc ADR	5,783,411
6,500	Cameron International Corporation[d]	397,540
52,460	Chevron Corporation	6,208,117
53,200	Cobalt International Energy, Inc.[d]	1,413,524
32,025	Concho Resources, Inc.[d]	2,681,133
224,600	Consol Energy, Inc.	6,086,660
28,700	Delek US Holdings, Inc.	825,986
35,400	Dril-Quip, Inc.[d]	3,196,266
10,500	Ensco plc	610,260
62,887	EOG Resources, Inc.	8,280,960
67,180	EQT Corporation	5,332,077
94,200	Exxon Mobil Corporation	8,510,970
38,100	Helmerich & Payne, Inc.	2,379,345
45,600	HollyFrontier Corporation	1,950,768
484,271	Marathon Oil Corporation	16,746,091
32,300	Marathon Petroleum Corporation	2,295,238
57,300	National Oilwell Varco, Inc.	3,947,970
93,400	Oasis Petroleum, Inc.[d]	3,630,458
24,800	Occidental Petroleum Corporation	2,212,904
13,900	Oil States International, Inc.[d]	1,287,696
129,000	Patterson-UTI Energy, Inc.	2,496,795
89,430	Peabody Energy Corporation	1,309,255
86,000	Petroleo Brasileiro SA ADR	1,154,120
3,000	Range Resources Corporation	231,960
120,060	Rex Energy Corporation[d]	2,110,655
226,650	Schlumberger, Ltd.	16,241,739
38,700	SM Energy Company	2,321,226
29,100	Southwestern Energy Company[d]	1,063,023
13,000	Tesoro Corporation	680,160
70,700	Ultra Petroleum Corporation[d,e]	1,401,274
44,900	Valero Energy Corporation	1,561,173
1,097,452	Weatherford International, Ltd.[d]	15,035,092
32,000	Western Refining, Inc.	898,240

	Total	131,671,802

Financials (2.9%)
44,150	ACE, Ltd.	3,950,542
24,535	Affiliated Managers Group, Inc.[d]	4,022,268
11,500	Allied World Assurance Company Holdings AG	1,052,365
26,600	Allstate Corporation	1,279,992
20,400	American Assets Trust, Inc.	629,544
27,400	American Capital, Ltd.[d]	347,158
5,600	Ameriprise Financial, Inc.	452,928
159,600	Annaly Capital Management, Inc.	2,006,172
14,900	Aspen Insurance Holdings, Ltd.	552,641
16,400	Axis Capital Holdings, Ltd.	750,792
351,320	Bank of America Corporation	4,517,975
20,100	Banner Corporation	679,179
59,646	BGC Partners, Inc.	351,315
22,259	Boston Properties, Inc.	2,347,657
89,900	CapitalSource, Inc.	843,262
40,700	CBL & Associates Properties, Inc.	871,794
218,607	Citigroup, Inc.	10,486,578
9,589	CNA Financial Corporation	312,793
23,390	Colonial Properties Trust	564,167
19,000	Comerica, Inc.	756,770
85,200	DCT Industrial Trust, Inc.	609,180
31,529	Discover Financial Services	1,502,042
39,564	Equity Residential	2,297,086
12,460	Extra Space Storage, Inc.	522,448
159,300	Fifth Third Bancorp	2,875,365
11,400	First Republic Bank	438,672
54,563	HCC Insurance Holdings, Inc.	2,352,211
17,099	Health Care REIT, Inc.	1,146,146
31,800	Home Loan Servicing Solutions, Ltd.	762,246
46,546	Host Hotels & Resorts, Inc.	785,231
134,700	Huntington Bancshares, Inc.	1,061,436

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (16.3%)	Value
Financials (2.9%) - continued
67,680	Invesco, Ltd.	$2,152,224
84,000	iShares Barclays 1-3 Year Credit Bond Fund	8,822,520
60,340	iShares Russell 2000 Index Fund	5,862,634
2,300	iShares Russell 3000 Index Fund	221,720
149,078	J.P. Morgan Chase & Company	7,869,828
69,800	Janus Capital Group, Inc.	593,998
105,401	Kimco Realty Corporation	2,258,743
23,207	Lazard, Ltd.	746,105
37,700	Leucadia National Corporation	988,494
7,300	M&T Bank Corporation[e]	815,775
13,900	MasterCard, Inc.	7,985,550
84,320	MetLife, Inc.	3,858,483
23,600	Montpelier Re Holdings, Inc.	590,236
92,100	Morgan Stanley	2,250,003
31,200	NASDAQ OMX Group, Inc.	1,023,048
17,000	Northern Trust Corporation	984,300
23,700	Pebblebrook Hotel Trust	612,645
36,100	Piedmont Office Realty Trust, Inc.	645,468
124,609	Popular, Inc.[d]	3,779,391
4,900	Portfolio Recovery Associates, Inc.[d]	752,787
10,200	ProAssurance Corporation	532,032
16,100	Progressive Corporation	409,262
18,400	Protective Life Corporation	706,744
13,892	Public Storage, Inc.	2,130,060
16,729	Simon Property Group, Inc.	2,641,844
58,500	SLM Corporation	1,337,310
25,200	SPDR Gold Trust[d,e]	3,002,580
120,400	SPDR S&P 500 ETF Trust	19,265,204
30,310	State Street Corporation	1,976,515
10,780	Stewart Information Services Corporation	282,328
53,970	SVB Financial Group[d]	4,496,780
4,700	T. Rowe Price Group, Inc.	343,805
7,248	Taubman Centers, Inc.	544,687
39,200	TCF Financial Corporation	555,856
43,730	Terreno Realty Corporation	810,317
26,398	Tower Group International, Ltd.	541,423
50,800	Vanguard Intermediate-Term Corporate Bond ETF	4,221,480
60,500	Visa, Inc.	11,056,375
22,646	Vornado Realty Trust	1,876,221
19,834	W.R. Berkley Corporation	810,417
261,203	Wells Fargo & Company	10,779,848
151,783	Zions Bancorporation	4,383,493

	Total	176,646,488

Health Care (1.9%)
12,300	Abbott Laboratories	429,024
2,330	Actavis, Inc.[d]	294,093
60,700	Akorn, Inc.[d]	820,664
52,440	Align Technology, Inc.[d]	1,942,378
62,500	Allscripts Healthcare Solutions, Inc.[d]	808,750
14,518	AmerisourceBergen Corporation	810,540
32,400	Amgen, Inc.	3,196,584
76,100	Astex Pharmaceuticals, Inc.[d]	312,771
29,000	Baxter International, Inc.	2,008,830
6,600	Biogen Idec, Inc.[d]	1,420,320
7,200	BioMarin Pharmaceutical, Inc.[d]	401,688
11,500	Bio-Reference Laboratories, Inc.[d,e]	330,625
6,801	C.R. Bard, Inc.	739,133
4,442	Catamaran Corporation[d]	216,414
26,200	Celgene Corporation[d]	3,063,042
3,817	CIGNA Corporation	276,694
42,700	Community Health Systems, Inc.	2,001,776
184,310	Covidien plc	11,582,040
21,850	Eli Lilly and Company	1,073,272
7,781	ExamWorks Group, Inc.[d]	165,191
234,800	Express Scripts Holding Company[d]	14,484,812
420,400	Gilead Sciences, Inc.[d]	21,528,684
20,605	HeartWare International, Inc.[d]	1,959,742
48,751	Hologic, Inc.[d]	940,894
13,600	Illumina, Inc.[d,e]	1,017,824
29,100	Medicines Company[d]	895,116
136,620	Merck & Company, Inc.	6,345,999
2,411	Mettler-Toledo International, Inc.[d]	485,093
33,500	Neurocrine Biosciences, Inc.[d]	448,230
18,183	NuVasive, Inc.[d]	450,757
3,379	Onyx Pharmaceuticals, Inc.[d]	293,365
16,000	PAREXEL International Corporation[d]	735,040
73,956	PDL BioPharma, Inc.[e]	570,940
4,700	Perrigo Company	568,700
15,000	Pfizer, Inc.[e]	420,150
13,000	Questcor Pharmaceuticals, Inc.[e]	590,980
55,700	ResMed, Inc.[e]	2,513,741
71,610	Sanofi ADR	3,688,631
16,400	Santarus, Inc.[d]	345,220
36,200	Seattle Genetics, Inc.[d,e]	1,138,852
114,600	Shire Pharmaceuticals Group plc ADR	10,899,606
71,020	Spectrum Pharmaceuticals, Inc.[e]	529,809
37,500	Thoratec Corporation[d]	1,174,125
26,100	United Therapeutics Corporation[d]	1,717,902
72,476	UnitedHealth Group, Inc.	4,745,728
12,300	Vertex Pharmaceuticals, Inc.[d]	982,401
7,200	Waters Corporation[d]	720,360
39,834	Zimmer Holdings, Inc.	2,985,160

	Total	115,071,690

Industrials (1.7%)
64,130	Actuant Corporation	2,114,366
33,500	Acuity Brands, Inc.	2,529,920
78,600	ADT Corporation[d]	3,132,210
3,200	AGCO Corporation	160,608
14,884	AMETEK, Inc.	629,593
6,175	B/E Aerospace, Inc.[d]	389,519
14,578	Briggs & Stratton Corporation	288,644
90,997	CSX Corporation	2,110,221
19,800	Deluxe Corporation	686,070
70,200	DigitalGlobe, Inc.[d]	2,176,902
71,281	EMCOR Group, Inc.	2,897,573
15,600	EnerSys, Inc.	765,024
9,800	Expeditors International of Washington, Inc.	372,498
19,248	Flowserve Corporation	1,039,585
9,100	Fortune Brands Home and Security, Inc.	352,534
30,700	Foster Wheeler AGd	666,497

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (16.3%)	Value
Industrials (1.7%) - continued
52,700	GATX Corporation	$2,499,561
85,840	General Electric Company	1,990,630
5,000	Graco, Inc.	316,050
72,200	HNI Corporation	2,604,254
183,872	Honeywell International, Inc.	14,588,405
6,600	Huntington Ingalls Industries, Inc.	372,768
68,700	Ingersoll-Rand plc	3,814,224
255,270	Jacobs Engineering Group, Inc.[d]	14,073,035
9,030	JB Hunt Transport Services, Inc.	652,327
144,200	JetBlue Airways Corporation[d]	908,460
6,245	Kansas City Southern	661,720
39,100	Landstar System, Inc.	2,013,650
13,400	Lockheed Martin Corporation	1,453,364
30,892	Manitowoc Company, Inc.	553,276
61,400	Manpower, Inc.	3,364,720
12,800	MRC Global, Inc.[d]	353,536
50,558	Oshkosh Corporation[d]	1,919,687
9,131	Parker Hannifin Corporation	871,097
27,642	Pentair, Ltd.	1,594,667
100,500	Pitney Bowes, Inc.[e]	1,475,340
39,200	Quanta Services, Inc.[d]	1,037,232
39,200	Republic Airways Holdings, Inc.[d]	444,136
7,100	Robert Half International, Inc.	235,933
4,492	Roper Industries, Inc.	557,996
61,600	Southwest Airlines Company	794,024
5,705	Stericycle, Inc.[d]	630,003
21,020	Tennant Company	1,014,635
14,600	Terex Corporation[d]	383,980
78,700	Union Pacific Corporation	12,141,836
5,800	United Rentals, Inc.[d]	289,478
9,546	United Stationers, Inc.	320,268
95,537	United Technologies Corporation	8,879,209
16,900	USG Corporation[d,e]	389,545
47,300	Wabash National Corporation[d]	481,514
53,900	Woodward, Inc.	2,156,000

	Total	106,148,324

Information Technology (3.0%)
176,800	Activision Blizzard, Inc.	2,521,168
11,964	Agilent Technologies, Inc.	511,581
12,400	Alliance Data Systems Corporation[d,e]	2,244,772
7,766	ANSYS, Inc.[d]	567,695
28,600	AOL, Inc.[d]	1,043,328
61,907	Apple, Inc.	24,520,124
74,631	Applied Materials, Inc.	1,112,748
385,034	Atmel Corporation[d]	2,830,000
31,989	Autodesk, Inc.[d]	1,085,707
485,000	Brocade Communications Systems, Inc.[d]	2,793,600
12,600	Ciena Corporation[d,e]	244,692
237,120	Cisco Systems, Inc.	5,764,387
193,800	Citrix Systems, Inc.[d]	11,691,954
45,100	Computer Sciences Corporation	1,974,027
91,203	CoreLogic, Inc.[d]	2,113,173
19,800	Cray, Inc.[d]	388,872
8,718	DST Systems, Inc.	569,547
170,629	eBay, Inc.[d]	8,824,932
19,200	Ellie Mae, Inc.[d]	443,136
96,000	ExactTarget, Inc.[d]	3,237,120
6,302	F5 Networks, Inc.[d]	433,578
261,800	Facebook, Inc.[d]	6,508,348
38,000	FLIR Systems, Inc.	1,024,860
19,984	Google, Inc.[d]	17,593,314
25,600	Guidewire Software, Inc.[d]	1,076,480
60,500	Informatica Corporation[d]	2,116,290
208,800	Intel Corporation	5,057,136
34,400	InterDigital, Inc.[e]	1,535,960
19,818	Itron, Inc.[d]	840,878
15,800	j2 Global, Inc.[e]	671,658
46,624	Juniper Networks, Inc.[d]	900,309
9,414	Lam Research Corporation[d]	417,417
30,702	Lexmark International, Inc.[e]	938,560
950	LinkedIn Corporation[d]	169,385
25,800	Mentor Graphics Corporation	504,390
3,137	Mercadolibre, Inc.[e]	338,043
12,988	Microchip Technology, Inc.[e]	483,803
60,990	Microsoft Corporation	2,105,985
248,270	NetApp, Inc.[d]	9,379,641
3,656	Nice Systems, Ltd. ADR	134,870
16,926	Nuance Communications, Inc.[d]	311,100
126,706	NVIDIA Corporation	1,777,685
15,700	NXP Semiconductors NVd	486,386
51,466	Plantronics, Inc.	2,260,387
221,892	QUALCOMM, Inc.	13,553,163
3,517	Red Hat, Inc.[d]	168,183
89,216	SAIC, Inc.	1,242,779
4,300	Skyworks Solutions, Inc.[d]	94,127
43,800	SunEdison, Inc.[d]	357,846
8,200	SunPower Corporation[d]	169,740
168,840	Symantec Corporation	3,793,835
8,800	Synopsys, Inc.[d]	314,600
180,227	Teradyne, Inc.[d]	3,166,588
143,520	Texas Instruments, Inc.	5,004,542
102,222	TriQuint Semiconductor, Inc.[d]	708,398
18,247	Unisys Corporation[d]	402,711
8,821	VeriFone Systems, Inc.[d]	148,281
191,100	Vishay Intertechnology, Inc.[d]	2,654,379
175,800	VMware, Inc.[d]	11,776,842
21,300	Western Digital Corporation	1,322,517
68	Workday, Inc.[d]	4,358
66,593	Xilinx, Inc.	2,637,749
66,300	Yahoo!, Inc.[d]	1,664,793

	Total	180,734,457

Materials (0.4%)
4,600	Airgas, Inc.	439,116
4,900	Albemarle Corporation	305,221
32,100	Axiall Corporation	1,366,818
34,400	Buckeye Technologies, Inc.	1,274,176
28,625	Celanese Corporation	1,282,400
9,100	CF Industries Holdings, Inc.	1,560,650
35,600	Cliffs Natural Resources, Inc.[e]	578,500
34,100	Dow Chemical Company	1,096,997
23,200	Eagle Materials, Inc.	1,537,464
4,592	FMC Corporation	280,387
35,700	H.B. Fuller Company	1,349,817
6,330	Innophos Holdings, Inc.	298,586
32,200	Mosaic Company	1,732,682
5,369	Newmont Mining Corporation	160,802

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (16.3%)	Value
Materials (0.4%) - continued
25,370	Nucor Corporation	$1,099,028
24,300	Owens-Illinois, Inc.[d]	675,297
12,774	Silgan Holdings, Inc.	599,867
5,686	Silver Wheaton Corporation	111,844
67,127	Southern Copper Corporation	1,854,048
57,230	Steel Dynamics, Inc.	853,299
66,500	SunCoke Energy, Inc.[d]	932,330
148,500	Teck Resources, Ltd.	3,173,445
32,900	Walter Energy, Inc.[e]	342,160

	Total	22,904,934

Telecommunications Services (0.1%)
117,500	AT&T, Inc.	4,159,500
2,056	SBA Communications Corporation[d]	152,391
7,705	TW Telecom, Inc.[d]	216,819
41,806	Verizon Communications, Inc.	2,104,514

	Total	6,633,224

Utilities (0.3%)
109,100	Calpine Corporation[d]	2,316,193
30,100	CMS Energy Corporation	817,817
79,490	NiSource, Inc.	2,276,594
75,400	NRG Energy, Inc.	2,013,180
74,000	PG&E Corporation	3,384,020
87,300	PNM Resources, Inc.	1,937,187
21,300	Public Service Enterprise Group, Inc.	695,658
44,500	Southern Company	1,963,785
41,461	Southwest Gas Corporation	1,939,960
32,400	Wisconsin Energy Corporation	1,328,076

	Total	18,672,470

	Total Common Stock (cost $864,405,786)	985,495,885

Principal Amount	Long-Term Fixed Income (15.4%)
Asset-Backed Securities (0.6%)
	Access Group, Inc.
1,347,788	0.693%, 2/25/2036[f,g]	1,322,737
	Ally Auto Receivables Trust 2013-SN1
1,680,000	0.720%, 5/20/2016	1,679,350
	Avis Budget Rental Car Funding AESOP, LLC
828,520	2.370%, 11/20/2014[f]	842,119
	Chesapeake Funding, LLC
3,000,000	0.643%, 1/7/2025[f,g]	2,996,700
	Countrywide Asset-Backed Certificates
2,500,000	5.530%, 4/25/2047	2,329,335
	DT Auto Owner Trust
840,000	0.750%, 5/16/2016[f]	838,814
	Edlinc Student Loan Funding Trust
143,617	3.262%, 10/1/2025[g,h]	144,335
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
1,680,000	0.679%, 1/15/2019	1,675,987
	FNA Trust
1,288,799	1.980%, 1/10/2018[f]	1,277,522
	GE Dealer Floorplan Master Note Trust
1,680,000	0.592%, 4/20/2018[g]	1,672,417
	GE Equipment Transportation, LLC
1,400,000	0.690%, 11/25/2016	1,393,508
	Golden Credit Card Trust
150,000	0.443%, 2/15/2018[f,g]	149,880
	Hyundai Auto Receivables Trust
1,680,000	0.820%, 9/15/2017	1,677,825
	Hyundai Floorplan Master Owner Trust
1,890,000	0.543%, 5/15/2018[f,g]	1,881,799
	Master Credit Card Trust
1,139,600	0.780%, 4/21/2017[f]	1,131,125
	Morgan Stanley Capital, Inc.
3,226,340	0.343%, 2/25/2037[g]	1,724,243
	Motor plc
2,240,000	0.699%, 2/15/2021[f,g]	2,241,086
	Nationstar Mortgage Advance Receivable Trust
1,680,000	1.080%, 6/20/2044[f]	1,678,197
	Nissan Master Owner Trust Receivables
250,000	0.493%, 2/15/2018[g]	248,675
	Renaissance Home Equity Loan Trust
6,500,000	6.011%, 5/25/2036	4,664,426
3,802,507	5.580%, 11/25/2036	2,308,403
	Santander Drive Auto Receivables Trust
1,400,000	0.700%, 9/15/2017	1,395,426
	SLM Student Loan Trust
114,839	0.793%, 8/15/2022[f,g]	114,150
125,000	1.243%, 5/17/2027[f,g]	122,314
	Volvo Financial Equipment, LLC
1,400,000	0.740%, 3/15/2017[f]	1,393,622
	World Financial Network Credit Card Master Trust
1,400,000	0.910%, 3/16/2020	1,389,394
	World Omni Master Owner Trust
150,000	0.543%, 2/15/2018[f,g]	149,245

	Total	38,442,634

Basic Materials (0.1%)
	Freeport-McMoRan Copper & Gold, Inc.
1,110,000	2.375%, 3/15/2018[f]	1,055,694
	Glencore Funding, LLC
600,000	1.700%, 5/27/2016[f]	581,827
840,000	1.574%, 1/15/2019[f,g]	780,708
	International Paper Company
560,000	5.300%, 4/1/2015	598,378
	LyondellBasell Industries NV
980,000	6.000%, 11/15/2021	1,101,232
	Rio Tinto Finance USA plc
588,000	1.375%, 6/17/2016	584,460
588,000	2.250%, 12/14/2018	571,397

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.4%)	Value
Basic Materials (0.1%) - continued
	Xstrata Finance Canada, Ltd.
$ 1,444,000	1.800%, 10/23/2015[f]	$1,444,455

	Total	6,718,151

Capital Goods (0.1%)
	BAE Systems plc
640,000	3.500%, 10/11/2016[f]	669,537
	Eaton Corporation
300,000	1.500%, 11/2/2017[f]	291,215
450,000	4.000%, 11/2/2032[f]	420,742
	Ingersoll-Rand Global Holding Company, Ltd.
294,000	2.875%, 1/15/2019[f]	290,025
	John Deere Capital Corporation
840,000	0.404%, 1/12/2015[g]	839,626
	Northrop Grumman Corporation
948,000	1.750%, 6/1/2018	919,493
	Roper Industries, Inc.
885,000	2.050%, 10/1/2018	867,997
	Textron, Inc.
785,000	5.600%, 12/1/2017	860,804
	United Technologies Corporation
915,000	6.125%, 7/15/2038	1,115,396

	Total	6,274,835

Collateralized Mortgage Obligations (0.9%)
	Citigroup Mortgage Loan Trust, Inc.
1,438,303	5.500%, 11/25/2035	1,291,289
	CitiMortgage Alternative Loan Trust
4,734,022	5.750%, 4/25/2037	4,244,354
	Commercial Mortgage Pass Through Certificates
1,680,000	1.243%, 6/8/2030[f,g]	1,670,222
	Countrywide Alternative Loan Trust
3,592,460	5.090%, 10/25/2035	2,974,230
1,998,760	6.000%, 4/25/2036	1,602,657
928,527	6.000%, 1/25/2037	736,759
5,461,596	5.500%, 5/25/2037	4,523,709
4,224,440	7.000%, 10/25/2037	2,875,361
	Countrywide Home Loans, Inc.
1,940,780	5.750%, 4/25/2037	1,726,640
	Deutsche Alt-A Securities Mortgage Loan Trust
672,452	5.500%, 10/25/2021	693,525
	Deutsche Alt-A Securities, Inc.
1,564,024	6.000%, 10/25/2021	1,472,588
	Federal Home Loan Mortgage Corporation
6,276,691	3.000%, 2/15/2033[i]	892,447
	Federal National Mortgage Association
13,687,362	3.500%, 1/25/2033[i]	2,207,606
	GSR Mortgage Loan Trust
1,916,555	0.383%, 8/25/2046[g]	1,780,610
	HomeBanc Mortgage Trust
2,344,808	2.455%, 4/25/2037	1,571,863
	J.P. Morgan Mortgage Trust
1,088,081	2.783%, 6/25/2036	858,965
428,554	2.968%, 10/25/2036	338,594
5,626,952	0.573%, 1/25/2037[g]	3,479,662
5,645,041	6.250%, 8/25/2037	3,894,610
	MASTR Alternative Loans Trust
1,038,180	6.500%, 7/25/2034	1,102,251
3,250,215	0.643%, 12/25/2035[g]	1,664,634
	Merrill Lynch Alternative Note Asset Trust
1,107,131	6.000%, 3/25/2037	972,885
	Residential Asset Securitization Trust
4,255,756	0.573%, 8/25/2037[g]	1,355,590
	Sequoia Mortgage Trust
890,828	3.898%, 9/20/2046	119,142
	WaMu Mortgage Pass Through Certificates
414,853	2.658%, 9/25/2036	336,371
1,483,053	2.727%, 10/25/2036	1,218,909
4,089,389	2.379%, 11/25/2036	3,351,720

	Total	48,957,193

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
7,200,000	5.793%, 4/10/2049	8,067,377
4,975,000	5.857%, 6/10/2049	5,570,746
	Bear Stearns Commercial Mortgage Securities, Inc.
3,500,000	5.331%, 2/11/2044	3,832,217
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,302,508
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,972,711
	Credit Suisse Mortgage Capital Certificates
8,875,000	5.509%, 9/15/2039	9,524,464
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
247,165	0.727%, 12/25/2016	245,033
	Government National Mortgage Association
269,764	2.164%, 3/16/2033	271,988
194,898	3.214%, 1/16/2040	200,629
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	4,981,368
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,120,000	0.893%, 4/15/2028[f,g]	1,116,172
3,650,000	5.901%, 2/12/2049	3,955,202

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.4%)	Value
Commercial Mortgage-Backed Securities (0.9%) - continued
	Morgan Stanley Capital, Inc.
$ 2,650,000	5.406%, 3/15/2044	$2,839,109
	Wachovia Bank Commercial Mortgage Trust
5,400,000	5.603%, 10/15/2048	5,844,884

	Total	57,724,408

Communications Services (0.3%)
	American Tower Corporation
1,015,000	5.050%, 9/1/2020	1,066,656
	AT&T, Inc.
1,375,000	2.400%, 8/15/2016	1,417,023
885,000	5.800%, 2/15/2019	1,026,428
	British Telecommunications plc
588,000	1.625%, 6/28/2016	590,579
	CBS Corporation
600,000	8.875%, 5/15/2019	773,246
	CC Holdings GS V, LLC
300,000	2.381%, 12/15/2017	295,235
	Comcast Corporation
375,000	4.650%, 7/15/2042	359,599
	Crown Castle Towers, LLC
540,000	4.174%, 8/15/2017[f]	570,704
	DIRECTV Holdings, LLC
600,000	2.400%, 3/15/2017	602,900
600,000	1.750%, 1/15/2018	579,254
632,000	5.875%, 10/1/2019	711,251
	NBC Universal Enterprise, Inc.
840,000	0.965%, 4/15/2018[f,g]	847,311
620,000	1.974%, 4/15/2019[f]	603,419
	NBCUniversal Media, LLC
879,000	2.875%, 4/1/2016	918,762
	Nippon Telegraph & Telephone Corporation
584,000	1.400%, 7/18/2017	574,199
	SBA Tower Trust
575,000	5.101%, 4/17/2017[f]	628,875
	Telefonica Emisiones SAU
584,000	3.729%, 4/27/2015	601,468
960,000	3.192%, 4/27/2018	929,864
316,000	5.462%, 2/16/2021	325,778
	Verizon Communications, Inc.
453,000	1.100%, 11/1/2017	438,328
640,000	5.500%, 2/15/2018	728,819
	Vodafone Group plc
450,000	0.659%, 2/19/2016[g]	450,305

	Total	15,040,003

Consumer Cyclical (0.2%)
	Amazon.com, Inc.
300,000	1.200%, 11/29/2017	290,140
600,000	2.500%, 11/29/2022	544,657
	American Honda Finance Corporation
1,120,000	0.648%, 5/26/2016[f,g]	1,118,227
	Federated Retail Holdings, Inc.
357,000	5.900%, 12/1/2016	405,536
	Ford Motor Company
465,000	7.450%, 7/16/2031	556,705
	Ford Motor Credit Company, LLC
945,000	12.000%, 5/15/2015	1,114,322
840,000	1.525%, 5/9/2016[g]	845,872
765,000	1.700%, 5/9/2016	752,519
775,000	2.375%, 1/16/2018	746,206
594,000	5.000%, 5/15/2018	633,456
	Gap, Inc.
775,000	5.950%, 4/12/2021	857,172
	General Motors Financial Company, Inc.
620,000	2.750%, 5/15/2016[f]	609,925
	Hyundai Capital America
604,000	1.625%, 10/2/2015[f]	602,045
	Macy’s Retail Holdings, Inc.
300,000	3.875%, 1/15/2022	300,783
	Toll Brothers Finance Corporation
620,000	8.910%, 10/15/2017[e]	734,700
310,000	4.375%, 4/15/2023	288,300
	Toyota Motor Credit Corporation
1,120,000	0.564%, 5/17/2016[g]	1,118,082
380,000	1.750%, 5/22/2017	378,683
	TRW Automotive, Inc.
360,000	7.250%, 3/15/2017[f]	407,700
	Wal-Mart Stores, Inc.
840,000	0.600%, 4/11/2016	834,388
875,000	1.125%, 4/11/2018	849,173
	Western Union Company
600,000	2.375%, 12/10/2015	610,600

	Total	14,599,191

Consumer Non-Cyclical (0.5%)
	AbbVie, Inc.
300,000	1.750%, 11/6/2017[f]	293,915
450,000	2.000%, 11/6/2018[f]	436,332
	Altria Group, Inc.
750,000	9.700%, 11/10/2018	997,055
	Anheuser-Busch InBev Worldwide, Inc.
1,030,000	7.750%, 1/15/2019	1,302,778
	Avon Products, Inc.
870,000	2.375%, 3/15/2016	877,050
	Baxter International, Inc.
948,000	1.850%, 6/15/2018	940,322
	Boston Scientific Corporation
620,000	4.500%, 1/15/2015	648,646
775,000	6.000%, 1/15/2020	877,205
	Bunge Limited Finance Corporation
294,000	3.200%, 6/15/2017	300,772
450,000	8.500%, 6/15/2019	555,391
	Celgene Corporation
900,000	1.900%, 8/15/2017	893,539
	ConAgra Foods, Inc.
900,000	1.900%, 1/25/2018	884,773
	CVS Caremark Corporation
385,000	6.125%, 9/15/2039	449,901
	Express Scripts Holding Company
588,000	3.125%, 5/15/2016	611,435

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.4%)	Value
Consumer Non-Cyclical (0.5%) - continued
	Gilead Sciences, Inc.
$ 464,000	2.400%, 12/1/2014	$474,315
653,000	3.050%, 12/1/2016	690,234
	Heineken NV
300,000	1.400%, 10/1/2017[f]	291,481
	Laboratory Corporation of America Holdings
588,000	2.200%, 8/23/2017	583,783
	Lorillard Tobacco Company
584,000	2.300%, 8/21/2017	576,656
	Mallinckrodt International Finance SA
680,000	3.500%, 4/15/2018[f]	672,218
	Mattel, Inc.
600,000	1.700%, 3/15/2018	586,070
	McKesson Corporation
300,000	0.950%, 12/4/2015	299,198
	Medco Health Solutions, Inc.
900,000	7.125%, 3/15/2018	1,084,224
	Medtronic, Inc.
930,000	1.375%, 4/1/2018	904,110
	Merck & Company, Inc.
1,120,000	0.634%, 5/18/2018[g]	1,117,847
	Mylan, Inc.
1,600,000	1.800%, 6/24/2016[f]	1,595,653
600,000	7.875%, 7/15/2020[f]	692,369
	PepsiCo, Inc.
840,000	0.483%, 2/26/2016[g]	841,323
	Pernod-Ricard SA
632,000	2.950%, 1/15/2017[f]	646,669
474,000	5.750%, 4/7/2021[f]	526,565
	Roche Holdings, Inc.
310,000	7.000%, 3/1/2039[f]	417,502
	SABMiller Holdings, Inc.
960,000	2.450%, 1/15/2017[f]	975,233
735,000	3.750%, 1/15/2022[f]	747,999
	Safeway, Inc.
310,000	3.400%, 12/1/2016	323,151
625,000	5.000%, 8/15/2019	663,371
320,000	4.750%, 12/1/2021[e]	326,027
	Teva Pharmaceutical Finance Company BV
930,000	2.400%, 11/10/2016	957,437
	Tyson Foods, Inc.
760,000	4.500%, 6/15/2022	776,586
	Zoetis, Inc.
450,000	1.875%, 2/1/2018[f]	440,528

	Total	27,279,663

Energy (0.3%)
	BP Capital Markets plc
840,000	1.846%, 5/5/2017	841,026
906,000	1.375%, 11/6/2017	882,090
600,000	4.500%, 10/1/2020	650,933
	Chevron Corporation
870,000	0.889%, 6/24/2016[e]	871,140
1,176,000	1.718%, 6/24/2018	1,165,184
588,000	2.427%, 6/24/2020	584,649
	CNOOC, Ltd.
1,025,000	1.125%, 5/9/2016	1,008,395
300,000	1.750%, 5/9/2018	286,955
	EQT Corporation
770,000	8.125%, 6/1/2019	938,748
	Hess Corporation
900,000	8.125%, 2/15/2019	1,128,134
	Lukoil International Finance BV
775,000	3.416%, 4/24/2018[f]	753,687
	Marathon Oil Corporation
906,000	0.900%, 11/1/2015	900,972
	Marathon Petroleum Corporation
584,000	3.500%, 3/1/2016	613,032
	Murphy Oil Corporation
450,000	2.500%, 12/1/2017	443,828
	Petrobras Global Finance BV
1,264,000	2.000%, 5/20/2016	1,237,754
	Pioneer Natural Resources Company
294,000	5.875%, 7/15/2016	327,878
	Sinopec Capital 2013, Ltd.
930,000	1.250%, 4/24/2016[f]	920,025
	Suncor Energy, Inc.
519,000	6.100%, 6/1/2018	605,024
	Transocean, Inc.
292,000	5.050%, 12/15/2016	317,528
1,009,000	6.000%, 3/15/2018	1,130,727
310,000	6.375%, 12/15/2021	348,429
	Valero Energy Corporation
465,000	9.375%, 3/15/2019	609,725
	Weatherford International, Ltd.
932,000	6.750%, 9/15/2040	964,221

	Total	17,530,084

Financials (1.9%)
	Achmea Hypotheekbank NV
371,000	3.200%, 11/3/2014[f]	385,098
	American Express Company
1,120,000	0.863%, 5/22/2018[g]	1,118,541
	American Express Credit Corporation
380,000	2.375%, 3/24/2017	387,935
	American International Group, Inc.
1,355,000	2.375%, 8/24/2015	1,376,374
1,346,000	3.800%, 3/22/2017	1,411,033
	American Tower Trust I
310,000	1.551%, 3/15/2018[f]	304,630
	ANZ National International, Ltd. of London
1,007,000	3.125%, 8/10/2015[e,f]	1,047,080
	ANZ New Zealand International, Ltd.
840,000	1.125%, 3/24/2016[f]	833,440
	Associated Banc Corporation
294,000	1.875%, 3/12/2014	294,517
	Bank Nederlandse Gemeenten NV
840,000	1.375%, 3/19/2018[f]	822,444

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.4%)	Value
Financials (1.9%) - continued
	Bank of America Corporation
$ 1,214,000	7.750%, 8/15/2015	$1,343,433
590,000	5.750%, 8/15/2016	641,133
1,360,000	5.750%, 12/1/2017	1,511,470
880,000	2.000%, 1/11/2018	852,380
1,770,000	1.343%, 3/22/2018[g]	1,751,541
595,000	5.650%, 5/1/2018	661,034
620,000	5.700%, 1/24/2022	688,228
	Bank of Montreal
840,000	0.879%, 4/9/2018[g]	838,044
	Bank of Nova Scotia
840,000	0.673%, 3/15/2016[g]	839,561
620,000	0.950%, 3/15/2016	617,132
	BB&T Corporation
294,000	1.133%, 6/15/2018[g]	294,280
588,000	2.050%, 6/19/2018	579,439
	BBVA Banco Continental SA
960,000	2.250%, 7/29/2016[f]	931,200
	BBVA US Senior SAU
450,000	4.664%, 10/9/2015	463,555
	Berkshire Hathaway Finance Corporation
780,000	1.600%, 5/15/2017	776,721
840,000	1.300%, 5/15/2018	812,375
	BNP Paribas SA
894,000	2.375%, 9/14/2017	885,060
	Canadian Imperial Bank of Commerce
610,000	2.600%, 7/2/2015[f]	632,875
	Capital One Financial Corporation
604,000	2.150%, 3/23/2015	613,517
560,000	0.723%, 3/22/2016[g]	556,255
300,000	6.150%, 9/1/2016	334,774
	Cigna Corporation
625,000	4.000%, 2/15/2022	641,639
	Citigroup, Inc.
2,085,000	5.000%, 9/15/2014	2,166,788
1,015,000	4.750%, 5/19/2015	1,073,465
1,451,000	6.000%, 8/15/2017	1,634,959
991,000	8.500%, 5/22/2019	1,248,687
600,000	4.050%, 7/30/2022	576,664
	CNA Financial Corporation
870,000	7.350%, 11/15/2019	1,053,405
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
840,000	0.753%, 3/18/2016[g]	841,813
550,000	3.950%, 11/9/2022	525,950
	Credit Agricole SA
775,000	1.625%, 4/15/2016[f]	769,079
	Credit Suisse AG
930,000	5.400%, 1/14/2020	1,007,600
	DDR Corporation
775,000	9.625%, 3/15/2016	922,868
	Discover Financial Services
1,170,000	6.450%, 6/12/2017	1,329,112
	DnB Boligkreditt AS
1,120,000	1.450%, 3/21/2018[f]	1,087,408
	Eksportfinans ASA
390,000	3.000%, 11/17/2014	390,000
548,000	5.500%, 5/25/2016[e]	570,879
	Fifth Third Bancorp
671,000	5.450%, 1/15/2017	735,329
	General Electric Capital Corporation
600,000	1.000%, 12/11/2015	599,104
900,000	0.480%, 1/8/2016[g]	894,848
385,000	1.145%, 5/9/2016[g]	389,882
285,000	1.600%, 11/20/2017[e]	278,213
310,000	0.994%, 4/2/2018[e,g]	311,295
2,025,000	6.000%, 8/7/2019	2,350,891
840,000	1.273%, 3/15/2023[g]	832,393
767,000	6.750%, 3/15/2032	919,652
	Genworth Financial, Inc.
750,000	6.515%, 5/22/2018[e]	828,979
	Goldman Sachs Group, Inc.
1,350,000	3.700%, 8/1/2015	1,406,508
1,443,000	0.723%, 3/22/2016[g]	1,421,851
620,000	2.375%, 1/22/2018	608,736
840,000	1.476%, 4/30/2018[g]	832,228
775,000	7.500%, 2/15/2019	920,370
900,000	5.250%, 7/27/2021	962,909
	Hartford Financial Services Group, Inc.
841,000	4.000%, 10/15/2017	891,822
600,000	5.125%, 4/15/2022	652,870
	HCP, Inc.
130,000	6.300%, 9/15/2016	147,654
294,000	6.000%, 1/30/2017	329,804
265,000	6.700%, 1/30/2018	310,168
780,000	2.625%, 2/1/2020	730,707
	Health Care REIT, Inc.
995,000	4.700%, 9/15/2017	1,081,204
300,000	2.250%, 3/15/2018	294,550
	HSBC Bank plc
1,120,000	0.915%, 5/15/2018[f,g]	1,119,994
	HSBC Finance Corporation
620,000	6.676%, 1/15/2021	685,440
	HSBC USA, Inc.
620,000	1.625%, 1/16/2018	604,880
	ING Bank NV
460,000	2.000%, 9/25/2015[f]	463,901
604,000	3.750%, 3/7/2017[f]	632,171
	ING Capital Funding Trust III
600,000	3.884%, 12/29/2049[g,j]	576,000
	ING US, Inc.
645,000	2.900%, 2/15/2018[f]	648,246
	International Lease Finance Corporation
720,000	2.224%, 6/15/2016[g]	714,600
	Intesa Sanpaolo SPA
400,000	3.125%, 1/15/2016	393,303
	J.P. Morgan Chase & Company
560,000	0.726%, 4/23/2015[g]	558,699
600,000	1.125%, 2/26/2016	591,191
1,044,000	3.450%, 3/1/2016	1,088,982
1,306,000	2.000%, 8/15/2017	1,296,134
1,250,000	1.176%, 1/25/2018[g]	1,247,250
415,000	1.800%, 1/25/2018	401,455
930,000	7.900%, 4/30/2018[j]	1,050,900
930,000	6.300%, 4/23/2019	1,080,379
320,000	3.200%, 1/25/2023	303,778
310,000	3.375%, 5/1/2023	288,660

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.4%)	Value
Financials (1.9%) - continued
	J.P. Morgan Chase Bank NA
$ 815,000	0.602%, 6/13/2016[g]	$800,651
	KeyBank NA
985,000	7.413%, 5/6/2015	1,087,426
	Liberty Mutual Group, Inc.
292,000	4.950%, 5/1/2022[f]	299,792
316,000	6.500%, 5/1/2042[f]	338,098
	Liberty Property, LP
830,000	5.500%, 12/15/2016	916,309
300,000	3.375%, 6/15/2023	278,224
	Lloyds TSB Bank plc
600,000	6.500%, 9/14/2020[f]	639,670
	Merrill Lynch & Company, Inc.
620,000	6.400%, 8/28/2017	700,082
	Mizuho Corporate Bank, Ltd.
590,000	1.850%, 3/21/2018[f]	572,704
	Morgan Stanley
588,000	4.750%, 4/1/2014[e]	600,777
300,000	1.523%, 2/25/2016[g]	299,154
300,000	1.750%, 2/25/2016	297,201
1,140,000	4.750%, 3/22/2017	1,209,148
630,000	6.250%, 8/28/2017	702,508
560,000	1.556%, 4/25/2018[e,g]	549,231
1,350,000	5.500%, 1/26/2020	1,449,072
632,000	4.875%, 11/1/2022	624,353
800,000	4.100%, 5/22/2023	739,135
	Murray Street Investment Trust I
1,638,000	4.647%, 3/9/2017	1,734,213
	Nederlandse Waterschapsbank NV
1,120,000	0.750%, 3/29/2016[f]	1,113,683
	Nomura Holdings, Inc.
840,000	1.722%, 9/13/2016[g]	838,967
1,290,000	2.000%, 9/13/2016	1,275,605
	Nordea Eiendomskreditt AS
840,000	2.125%, 9/22/2016[f]	857,988
	Prologis, LP
320,000	6.625%, 5/15/2018	368,320
960,000	7.375%, 10/30/2019	1,155,309
	Prudential Covered Trust
756,000	2.997%, 9/30/2015[f]	780,132
	Prudential Financial, Inc.
600,000	4.500%, 11/15/2020[e]	639,517
525,000	5.625%, 6/15/2043	514,500
	Realty Income Corporation
302,000	2.000%, 1/31/2018	293,046
	Regions Bank
1,423,000	7.500%, 5/15/2018	1,659,797
	Reinsurance Group of America, Inc.
570,000	5.625%, 3/15/2017	626,985
302,000	5.000%, 6/1/2021	323,604
	Royal Bank of Canada
840,000	0.644%, 3/8/2016[g]	841,348
	Royal Bank of Scotland Group plc
773,000	5.050%, 1/8/2015	774,932
600,000	2.550%, 9/18/2015	610,055
300,000	6.125%, 12/15/2022	285,471
	Santander US Debt SAU
720,000	3.724%, 1/20/2015[f]	726,739
	Simon Property Group, Inc.
600,000	1.500%, 2/1/2018[f]	577,915
	Simon Property Group, LP
620,000	10.350%, 4/1/2019	858,658
	SLM Corporation
480,000	3.875%, 9/10/2015	484,825
300,000	6.250%, 1/25/2016	318,000
	Societe Generale SA
580,000	5.200%, 4/15/2021[e,f]	612,347
	SpareBank 1 Boligkreditt AS
1,120,000	1.250%, 5/2/2018[f]	1,068,032
	Svensk Exportkredit AB
1,120,000	1.125%, 4/5/2018	1,088,554
	Svenska Handelsbanken AB
840,000	0.722%, 3/21/2016[g]	840,011
600,000	3.125%, 7/12/2016	630,120
370,000	1.625%, 3/21/2018	360,308
	Swedbank Hypotek AB
1,120,000	1.375%, 3/28/2018[e,f]	1,082,592
	Swiss RE Capital I, LP
750,000	6.854%, 5/29/2049[f,j]	774,375
	Toronto-Dominion Bank
470,000	2.200%, 7/29/2015[f]	484,429
	UBS AG London
1,120,000	0.750%, 3/24/2016[f]	1,107,885
	UBS AG/Stamford, Connecticut
351,000	5.875%, 12/20/2017	403,738
	Ventas Realty, LP
620,000	2.700%, 4/1/2020	586,235
	Wachovia Corporation
1,400,000	5.625%, 10/15/2016	1,573,554
840,000	0.543%, 6/15/2017[g]	825,708
	WellPoint, Inc.
632,000	1.875%, 1/15/2018	618,819
	Wells Fargo & Company
561,000	2.100%, 5/8/2017	563,006
620,000	1.500%, 1/16/2018	604,702
600,000	3.450%, 2/13/2023	573,021

	Total	116,483,925

Foreign Government (0.1%)
	Asian Development Bank
1,120,000	0.500%, 6/20/2016	1,111,376
	Costa Rica Government International Bond
552,000	4.250%, 1/26/2023[f]	510,600
	Denmark Government International Bond
1,120,000	0.375%, 4/25/2016[f]	1,107,904
	Export-Import Bank of Korea
600,000	1.250%, 11/20/2015	593,140
	International Finance Corporation
275,000	0.500%, 5/16/2016	273,131
	Kommunalbanken AS
300,000	2.750%, 5/5/2015[f]	312,141
1,120,000	0.353%, 3/18/2016[f,g]	1,119,411
	Kommuninvest i Sverige AB
1,120,000	0.500%, 6/15/2016[f]	1,106,274

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.4%)	Value
Foreign Government (0.1%) - continued
	Sweden Government International Bond
$ 200,000	0.375%, 12/22/2015[f]	$198,640
2,120,000	0.375%, 3/29/2016[f]	2,101,132

	Total	8,433,749

Mortgage-Backed Securities (3.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
28,600,000	2.500%, 7/1/2028[c]	28,743,000
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
28,275,000	3.000%, 7/1/2043[c]	27,559,289
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
28,525,000	2.500%, 7/1/2028[c]	28,689,909
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
28,137,500	3.000%, 7/1/2043[c]	27,491,215
55,675,000	3.500%, 7/1/2043[c]	56,518,821
52,937,500	4.000%, 7/1/2043[c]	55,148,054

	Total	224,150,288

Technology (0.1%)
	Apple, Inc.
1,120,000	0.523%, 5/3/2018[g]	1,115,200
310,000	2.400%, 5/3/2023	287,514
	Computer Sciences Corporation
442,000	2.500%, 9/15/2015	450,636
	EMC Corporation
1,106,000	1.875%, 6/1/2018	1,093,284
	Hewlett-Packard Company
588,000	2.125%, 9/13/2015	595,107
669,000	2.600%, 9/15/2017	668,123
620,000	3.750%, 12/1/2020	600,135
	Intel Corporation
600,000	4.000%, 12/15/2032	557,177
	Oracle Corporation
604,000	1.200%, 10/15/2017	586,617
	Samsung Electronics America, Inc.
600,000	1.750%, 4/10/2017[f]	594,301
	Tyco Electronics Group SA
1,029,000	6.550%, 10/1/2017	1,191,170
	Xerox Corporation
588,000	7.200%, 4/1/2016	665,952

	Total	8,405,216

Transportation (0.1%)
	Canadian Pacific Railway Company
405,000	7.125%, 10/15/2031	500,786
490,000	5.750%, 3/15/2033	534,574
	Continental Airlines, Inc.
390,000	4.150%, 4/11/2024	382,200
	CSX Corporation
671,000	6.250%, 4/1/2015	733,080
	Delta Air Lines, Inc.
882,000	6.750%, 5/23/2017	922,837
144,644	4.750%, 5/7/2020	151,514
	ERAC USA Finance, LLC
604,000	1.400%, 4/15/2016[f]	599,509
	Kansas City Southern de Mexico SA de CV
620,000	2.350%, 5/15/2020[f]	599,823

	Total	4,424,323

U.S. Government and Agencies (3.3%)
	FDIC Structured Sale Guaranteed Notes
240,000	Zero Coupon, 1/7/2014[f]	239,486
	Federal Agricultural Mortgage Corporation
465,000	2.125%, 9/15/2015	480,733
	Federal Home Loan Banks
6,840,000	0.375%, 6/24/2016	6,763,153
	Federal Home Loan Mortgage Corporation
3,535,000	1.375%, 5/1/2020[e]	3,349,610
	Federal National Mortgage Association
1,400,000	0.595%, 8/25/2015	1,397,638
750,000	4.375%, 10/15/2015	814,852
3,640,000	0.375%, 7/5/2016[e]	3,596,178
2,400,000	1.375%, 11/15/2016	2,432,990
2,290,000	0.875%, 5/21/2018	2,213,198
540,000	6.250%, 5/15/2029	701,985
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	585,066
	U.S. Treasury Bonds
1,215,000	7.625%, 2/15/2025	1,824,398
4,750,000	5.250%, 11/15/2028	6,038,437
2,975,000	4.375%, 5/15/2040	3,489,116
12,410,000	3.000%, 5/15/2042	11,312,484
2,488,000	2.875%, 5/15/2043	2,201,880
	U.S. Treasury Bonds, TIPS
129,542	2.375%, 1/15/2025	154,318
91,456	2.125%, 2/15/2040	111,147
	U.S. Treasury Notes
235,000	0.250%, 4/30/2014	235,156
5,555,000	0.750%, 6/15/2014	5,584,292
32,665,000	0.375%, 2/15/2016	32,519,543
1,785,000	2.625%, 2/29/2016	1,882,757
1,225,000	1.000%, 10/31/2016	1,232,274
4,350,000	3.250%, 3/31/2017	4,715,670
725,000	0.625%, 5/31/2017	713,445
21,250,000	1.000%, 5/31/2018	20,884,755
45,000,000	1.375%, 1/31/2020	43,748,460
6,910,000	1.625%, 8/15/2022	6,482,983
2,200,000	1.750%, 5/15/2023	2,060,436
	U.S. Treasury Notes, TIPS
30,583,586	0.125%, 4/15/2018	31,372,092
791,159	0.125%, 1/15/2022	774,904
3,052,752	0.125%, 1/15/2023	2,959,979

	Total	202,873,415

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.4%)	Value
U.S. Municipals (2.0%)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Bonds
$ 4,410,000	5.125%, 6/1/2024	$3,973,013
	California Various Purpose General Obligation Bonds
3,832,000	5.000%, 9/1/2036	4,006,548
1,916,000	5.000%, 4/1/2042	1,984,497
1,916,000	5.000%, 2/1/2043	1,988,291
	Dallas/Fort Worth International Airport Joint Revenue Improvement Bonds
7,665,000	5.000%, 11/1/2038	7,577,619
	Los Angeles Department of Water and Power Power System Revenue Bonds
9,581,000	5.000%, 7/1/2043	9,975,258
	Massachusetts Bay Transportation Authority Assessment Bonds
5,705,000	5.000%, 7/1/2041	6,039,541
	Massachusetts Development Finance Agency Revenue Bonds (Boston University)
5,461,000	5.000%, 10/1/2048	5,623,956
	Massachusetts School Building Authority Sales Tax Bonds
7,665,000	5.000%, 5/15/2043[c]	8,155,790
	Metropolitan Transportation Authority Transportation Revenue Bonds
7,665,000	5.000%, 11/15/2043	7,820,140
	Miami-Dade County Expressway Authority Toll System Refunding Revenue Bonds
3,258,000	5.000%, 7/1/2040	3,341,046
	New Jersey Transportation Trust Fund Authority Transportation System Bonds
9,581,000	5.000%, 6/15/2042	9,866,418
	New Jersey Turnpike Authority Turnpike Revenue Bonds
3,065,000	5.000%, 1/1/2043	3,175,033
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
7,665,000	5.000%, 6/15/2047	8,007,012
	New York City Transitional Finance Authority Future Tax Bonds
7,157,000	5.000%, 5/1/2042	7,595,939
	New York State Dormitory Authority Personal Income Tax Revenue Bonds
4,599,000	5.000%, 3/15/2042	4,837,136
	North Texas Tollway Authority System Current Interest Revenue Refunding Bonds
7,665,000	5.000%, 1/1/2042	7,824,509
	San Diego County Regional Airport Authority Airport Revenue Bonds
6,611,000	5.000%, 7/1/2038	6,714,991
	South Carolina Public Service Authority Revenue Obligation Bonds (Santee Cooper)
7,665,000	5.000%, 12/1/2043	7,983,481
	University of Massachusetts Building Authority Project Revenue Bonds
6,132,000	5.000%, 11/1/2039	6,463,435

	Total	122,953,653

Utilities (0.3%)
	American Electric Power Company, Inc.
600,000	1.650%, 12/15/2017	583,276
	DCP Midstream Operating, LP
300,000	2.500%, 12/1/2017	296,131
	Duke Energy Corporation
948,000	2.100%, 6/15/2018	942,132
	Enel Finance International NV
773,000	3.875%, 10/7/2014[f]	791,536
474,000	6.250%, 9/15/2017[f]	520,016
	Energy Transfer Partners, LP
310,000	9.700%, 3/15/2019	402,310
876,000	4.650%, 6/1/2021	906,552
	Enterprise Products Operating, LLC
876,000	1.250%, 8/13/2015	878,875
	Exelon Corporation
790,000	4.900%, 6/15/2015	845,497
	Exelon Generation Company, LLC
930,000	5.200%, 10/1/2019	1,022,724
	Iberdrola Finance Ireland, Ltd.
540,000	3.800%, 9/11/2014[f]	553,948
	ITC Holdings Corporation
746,000	5.875%, 9/30/2016[f]	832,678
294,000	4.050%, 7/1/2023[c]	294,523
	Kinder Morgan Energy Partners, LP
938,000	5.300%, 9/15/2020	1,041,548
588,000	5.000%, 8/15/2042	554,707
	MidAmerican Energy Holdings Company
588,000	6.500%, 9/15/2037	698,235
	NextEra Energy Capital Holdings, Inc.
882,000	1.200%, 6/1/2015	886,463
	NiSource Finance Corporation
900,000	6.800%, 1/15/2019	1,064,970
	Northeast Utilities
465,000	1.450%, 5/1/2018	451,343
	ONEOK Partners, LP
640,000	8.625%, 3/1/2019	810,362
	Pacific Gas & Electric Company
841,000	5.625%, 11/30/2017	971,986

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (15.4%)	Value
Utilities (0.3%) - continued
	PPL Capital Funding, Inc.
$ 1,200,000	1.900%, 6/1/2018	$1,178,768
300,000	3.500%, 12/1/2022	287,000
	Sempra Energy
891,000	6.150%, 6/15/2018	1,040,950
	Williams Partners, LP
294,000	7.250%, 2/1/2017	341,692

	Total	18,198,222

	Total Long-Term Fixed Income (cost $940,085,145)	937,438,053

Shares	Collateral Held for Securities Loaned (0.9%)
52,463,197	Thrivent Cash Management Trust	52,463,197

	Total Collateral Held for Securities Loaned (cost $52,463,197)	52,463,197

Shares or Principal Amount	Short-Term Investments (23.2%)
	Federal Home Loan Bank Discount Notes
18,000,000	0.060%, 7/9/2013[k]	17,999,700
29,500,000	0.055%, 7/10/2013[k,l]	29,499,508
18,500,000	0.060%, 7/12/2013[k]	18,499,582
50,000,000	0.070%, 7/17/2013[k]	49,998,250
50,000,000	0.050%, 7/19/2013[k]	49,998,611
188,000,000	0.061%, 7/31/2013[k]	187,989,751
34,000,000	0.063%, 8/2/2013[k]	33,997,969
100,000,000	0.070%, 8/7/2013[k]	99,992,417
149,300,000	0.070%, 8/9/2013[k]	149,288,154
150,000,000	0.067%, 8/14/2013[k]	149,987,222
85,000,000	0.072%, 8/16/2013[k]	84,991,833
39,700,000	0.090%, 9/11/2013[k]	39,692,686
35,000,000	0.080%, 9/17/2013[k]	34,993,778
6,000,000	0.090%, 9/18/2013[k]	5,998,785
17,900,000	0.093%, 11/22/2013[k,l]	17,893,249
	Federal Home Loan Mortgage Corporation Discount Notes
50,000,000	0.065%, 7/29/2013[k]	49,997,292
50,000,000	0.060%, 8/19/2013[k]	49,995,750
20,000,000	0.060%, 8/26/2013[k,l]	19,998,067
3,000,000	0.060%, 9/3/2013[k]	2,999,670
27,000,000	0.105%, 11/6/2013[k]	26,989,762
26,000,000	0.095%, 12/2/2013[k,l]	25,989,297
100,000	0.110%, 12/3/2013[k,l]	99,952
	Federal National Mortgage Association Discount Notes
12,000,000	0.050%, 7/31/2013[k]	11,999,467
150,000,000	0.065%, 8/14/2013[k]	149,987,542
68,000,000	0.062%, 8/21/2013[k]	67,993,817
20,000,000	0.063%, 8/28/2013[k]	19,997,900
10,000,000	0.100%, 9/25/2013[k]	9,997,555

	Total Short-Term Investments (at amortized cost)	1,406,867,566

	Total Investments (cost $6,168,941,466) 105.8%	$6,417,787,167

	Other Assets and Liabilities, Net (5.8%)	(349,752,525)

	Total Net Assets 100.0%	$6,068,034,642

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $71,159,635 or 1.2% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Portfolio owned as of June 28, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding
Trust	2/28/2013	$144,848

i	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At June 28, 2013, $49,182,363 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$339,445,754
Gross unrealized depreciation	(94,993,748)

Net unrealized appreciation (depreciation)	$244,452,006

Cost for federal income tax purposes	$6,173,335,161

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	17,220,790	—	17,220,790	—
Capital Goods	10,366,774	—	10,366,774	—
Communications Services	103,003,358	—	103,003,358	—
Consumer Cyclical	36,630,916	—	36,630,916	—
Consumer Non-Cyclical	35,674,623	—	35,674,623	—
Energy	9,053,803	—	9,053,803	—
Financials	12,409,880	—	12,409,880	—
Technology	16,780,051	—	16,780,051	—
Transportation	10,739,480	—	10,739,480	—
Utilities	9,819,756	—	9,819,756	—
Mutual Funds
Equity Mutual Funds	1,585,656,605	1,585,656,605	—	—
Fixed Income Mutual Funds	1,187,115,530	1,187,115,530	—	—
Common Stock
Consumer Discretionary	154,895,240	154,895,240	—	—
Consumer Staples	72,117,256	64,183,750	7,933,506	—
Energy	131,671,802	131,671,802	—	—
Financials	176,646,488	176,646,488	—	—
Health Care	115,071,690	115,071,690	—	—
Industrials	106,148,324	106,148,324	—	—
Information Technology	180,734,457	180,734,457	—	—
Materials	22,904,934	22,904,934	—	—
Telecommunications Services	6,633,224	6,633,224	—	—
Utilities	18,672,470	18,672,470	—	—
Long-Term Fixed Income
Asset-Backed Securities	38,442,634	—	38,298,299	144,335
Basic Materials	6,718,151	—	6,718,151	—
Capital Goods	6,274,835	—	6,274,835	—
Collateralized Mortgage Obligations	48,957,193	—	47,286,971	1,670,222
Commercial Mortgage-Backed Securities	57,724,408	—	57,724,408	—
Communications Services	15,040,003	—	15,040,003	—
Consumer Cyclical	14,599,191	—	14,599,191	—
Consumer Non-Cyclical	27,279,663	—	27,279,663	—
Energy	17,530,084	—	17,530,084	—
Financials	116,483,925	—	116,483,925	—
Foreign Government	8,433,749	—	8,433,749	—
Mortgage-Backed Securities	224,150,288	—	224,150,288	—
Technology	8,405,216	—	8,405,216	—
Transportation	4,424,323	—	4,424,323	—
U.S. Government and Agencies	202,877,415	—	202,877,415	—
U.S. Municipals	122,953,653	—	122,953,653	—
Utilities	18,198,222	—	18,198,222	—
Collateral Held for Securities Loaned	52,463,197	52,463,197	—	—
Short-Term Investments	1,406,867,566	—	1,406,867,566	—

Total	$6,417,787,167	$3,802,797,711	$2,613,174,899	$1,814,557

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,837,966	2,837,966	—	—

Total Asset Derivatives	$2,837,966	$2,837,966	$—	$—

Liability Derivatives
Futures Contracts	31,696,929	21,083,893	10,613,036	—

Total Liability Derivatives	$31,696,929	$21,083,893	$10,613,036	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(295)	September 2013	($65,014,336)	($64,900,000)	$114,336
5-Yr. U.S. Treasury Bond Futures	(775)	September 2013	(95,528,500)	(93,811,332)	1,717,168
10-Yr. U.S. Treasury Bond Futures	(230)	September 2013	(30,010,706)	(29,109,375)	901,331
30-Yr. U.S. Treasury Bond Futures	1,150	September 2013	163,591,008	156,220,313	(7,370,695)
Eurex EURO STOXX 50 Futures	8,212	September 2013	288,315,585	277,702,549	(10,613,036)
Mini MSCI EAFE Index Futures	881	September 2013	75,485,772	72,228,785	(3,256,987)
Russell 2000 Index Mini-Futures	122	September 2013	11,786,209	11,891,340	105,131
S&P 400 Index Mini-Futures	(527)	September 2013	(60,583,446)	(61,021,330)	(437,884)
S&P 500 Index Futures	1,161	September 2013	474,215,152	464,196,825	(10,018,327)
Total Futures Contracts					($28,858,963)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,732,835
Total Interest Rate Contracts		2,732,835
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	105,131
Total Equity Contracts		105,131

Total Asset Derivatives		$2,837,966

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	7,370,695
Total Interest Rate Contracts		7,370,695
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	24,326,234
Total Equity Contracts		24,326,234

Total Liability Derivatives		$31,696,929

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	170,479
Futures	Net realized gains/(losses) on Futures contracts	72,394,541
Total Equity Contracts		72,565,020
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(337,533)
Total Foreign Exchange Contracts		(337,533)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(6,362,979)
Total Interest Rate Contracts		(6,362,979)
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(3,687,468)
Total Credit Contracts		(3,687,468)

Total		$62,177,040

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(2,364,665)
Total Interest Rate Contracts		(2,364,665)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(15,847,625)
Total Equity Contracts		(15,847,625)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(713,911)
Total Credit Contracts		(713,911)

Total		($18,926,201)

The following table presents Moderate Allocation Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$863,023,446	14.8%	N/A	N/A	N/A	N/A	14
Interest Rate Contracts	363,882,200	6.3	N/A	N/A	N/A	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$34,757	<0.1%	N/A	N/A	N/A
Credit Contracts	N/A	N/A	N/A	N/A	$70,101,097	1.2%	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Partner Small Cap Growth	$79,055,103	$1,974,115	$—	5,821,599	$90,567,203	$—
Partner Small Cap Value	90,308,232	2,508,142	—	4,368,749	103,522,303	1,989,735
Small Cap Stock	47,193,950	198,597	—	3,609,909	54,077,520	198,597
Partner Mid Cap Value	86,604,747	5,362,381	—	6,230,477	99,911,934	997,949
Mid Cap Stock	152,496,820	661,497	—	11,698,088	173,036,951	661,497
Partner Worldwide Allocation	459,697,332	129,990	—	53,352,913	461,934,852	129,990
Large Cap Value	313,363,721	5,488,510	—	26,506,659	362,849,648	5,488,510
Large Cap Stock	187,027,872	2,481,588	—	20,525,262	207,424,198	2,481,588
Equity Income Plus	29,226,201	682,883	—	3,039,607	32,331,996	682,883
High Yield	183,561,939	5,760,593	30,804	37,476,610	185,318,089	5,760,593
Income	662,868,511	13,099,876	38,686,250	59,122,887	609,048,511	11,714,189
Limited Maturity Bond	431,474,553	2,992,078	37,192,411	40,024,961	392,748,930	2,992,078
Cash Management Trust- Collateral Investment	46,692,956	183,328,628	177,558,387	52,463,197	52,463,197	312,764
Cash Management Trust- Short Term Investment	834,029,047	898,289,256	1,732,318,303	—	—	396,155
Total Value and Income Earned	3,603,600,984				2,825,235,332	33,806,528

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (4.5%)[a]	Value
Basic Materials (0.3%)
	Alpha Natural Resources, Inc., Term Loan
$ 1,500,000	3.504%, 5/22/2020	$1,456,875
	Arch Coal, Inc., Term Loan
1,738,584	5.750%, 5/16/2018	1,729,352
	FMG Resources August 2006 Pty., Ltd., Term Loan
1,473,862	5.250%, 10/18/2017	1,463,958
	Ineos Group Holdings, Ltd., Term Loan
2,335,090	4.000%, 5/4/2018	2,284,746
	Tronox Pigments BV, Term Loan
690,000	4.500%, 3/19/2020	692,194
	US Coatings Acquisition, Inc., Term Loan
1,610,963	4.750%, 2/1/2020	1,609,561

	Total	9,236,686

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
1,810,900	4.250%, 10/9/2019	1,803,204
	Berry Plastics Group, Inc., Term Loan
3,461,325	3.500%, 2/8/2020	3,419,997
	Silver II Borrower, Term Loan
920,375	4.000%, 12/13/2019	912,128

	Total	6,135,329

Communications Services (1.7%)
	Atlantic Broadband Penn, LLC, Term Loan
1,032,200	3.250%, 11/30/2019	1,026,781
	Cequel Communications, LLC, Term Loan
1,147,096	3.500%, 2/14/2019	1,136,520
	Charter Communications Operating, LLC, Term Loan
460,000	0.000%, 4/10/2020[b,c]	453,891
2,250,000	3.000%, 12/31/2020	2,227,815
	Clear Channel Communications, Inc., Term Loan
675,516	3.845%, 1/29/2016	615,990
1,992,484	6.945%, 1/30/2019	1,812,044
	Cricket Communications, Inc., Term Loan
258,700	4.750%, 10/10/2019	255,898
1,965,000	4.750%, 3/8/2020	1,945,959
	Cumulus Media Holdings, Inc., Term Loan
1,814,879	4.500%, 9/17/2018	1,814,116
	Fairpoint Communications, Term Loan
2,304,225	7.500%, 2/14/2019	2,252,380
	Grande Communications Networks, LLC, Term Loan
1,360,000	4.500%, 5/29/2020	1,351,500
	Hargray Communications Group, Inc., Term Loan
1,935,000	0.000%, 6/25/2019[b,c]	1,927,744
	Integra Telecom Holdings, Inc., Term Loan
1,365,000	0.000%, 2/22/2019[b,c]	1,364,317
	Integra Telecom Inc., Term Loan
460,000	9.750%, 2/21/2020	470,350
	Intelsat Jackson Holdings SA, Term Loan
1,303,218	4.250%, 4/2/2018	1,303,218
	Level 3 Financing, Inc., Term Loan
2,540,000	4.750%, 8/1/2019	2,537,612
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
1,287,000	6.000%, 6/9/2017	1,283,782
	LTS Buyer, LLC, Term Loan
1,035,000	4.500%, 4/13/2020[b,c]	1,026,596
115,000	8.000%, 4/12/2021	115,000
	MCC Georgia, LLC, Term Loan
1,032,200	4.000%, 1/20/2020	1,034,141
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,835,400	9.000%, 3/22/2019	1,802,822
	NEP Broadcasting, LLC, Term Loan
3,433,900	4.750%, 1/22/2020[b,c]	3,448,219
134,286	9.500%, 7/22/2020	137,307
	NTELOS, Inc., Term Loan
681,575	5.750%, 11/9/2019	671,917
	SBA Senior Finance II, LLC, Term Loan
285,925	3.750%, 9/28/2019	286,162
	Syniverse Holdings, Inc., Term Loan
1,850,000	4.000%, 4/23/2019	1,840,750
	TNS, Inc., Term Loan
1,413,333	5.000%, 2/14/2020	1,415,694
	Univision Communications, Inc., Term Loan
1,750,613	4.500%, 2/28/2020	1,732,669
829,353	4.500%, 3/1/2020	820,853
458,850	4.500%, 3/1/2020	453,688
	Van Wagner Communications, Inc., Term Loan
1,480,050	8.250%, 8/3/2018	1,498,551
	Virgin Media Investment Holdings, Ltd., Term Loan
2,825,000	3.500%, 6/7/2020	2,791,269
	Visant Corporation, Term Loan
2,311,507	5.250%, 12/22/2016	2,198,405
	WideOpenWest Finance, LLC, Term Loan
3,037,388	4.750%, 4/1/2019	3,041,184
	Yankee Cable Acquisition, LLC, Term Loan
1,815,610	5.250%, 3/1/2020	1,820,785
	Zayo Group, LLC, Term Loan
2,288,442	4.500%, 7/2/2019	2,284,621

	Total	52,200,550

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (4.5%)[a]	Value
Consumer Cyclical (0.6%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
$ 1,233,290	4.250%, 2/23/2017	$1,231,440
	Cenveo Corporation, Term Loan
1,032,412	6.250%, 2/13/2017	1,030,482
	Ceridian Corporation, Term Loan
1,556,585	5.942%, 5/9/2017	1,559,013
	Chrysler Group, LLC, Term Loan
1,535,000	0.000%, 5/24/2017[b,c]	1,540,281
	J.C. Penney Corporation, Inc., Term Loan
2,015,000	6.000%, 5/22/2018[b,c]	2,016,431
	MGM Resorts International, Term Loan
1,427,825	3.500%, 12/20/2019	1,417,116
	MRC Global, Inc., Term Loan
1,293,500	6.000%, 11/8/2019	1,297,807
	ROC Finance, LLC, Term Loan
2,530,000	2.273%, 3/27/2019[b,c]	2,525,775
	Scientific Games International, Inc., Term Loan
2,800,000	0.000%, 5/22/2020[b,c]	2,755,676
	Seminole Indian Tribe of Florida, Term Loan
849,863	3.026%, 4/29/2020	846,319
	Seven Seas Cruises S de RL, LLC, Term Loan
2,315,000	4.750%, 12/21/2018	2,323,681
	Toys R Us, Inc., Term Loan
1,606,490	5.250%, 5/25/2018	1,540,897

	Total	20,084,918

Consumer Non-Cyclical (0.7%)
	Albertson’s, Inc., Term Loan
1,775,550	4.750%, 3/21/2019	1,762,233
	Bausch & Lomb, Inc., Term Loan
1,291,974	4.000%, 5/18/2019	1,289,287
	Biomet, Inc., Term Loan
2,109,063	3.963%, 7/25/2017	2,096,767
	CHS/Community Health Systems, Inc., Term Loan
1,300,000	3.773%, 1/25/2017	1,299,857
	Del Monte Corporation, Term Loan
286,088	4.000%, 3/8/2018	284,778
	DJO Finance, LLC, Term Loan
1,969,717	4.750%, 9/15/2017[b,c]	1,979,152
	Grifols, Inc., Term Loan
1,283,067	4.250%, 6/1/2017	1,287,288
	HJ Heinz Company, Term Loan
805,000	3.500%, 6/5/2020	804,082
	Hologic, Inc., Term Loan
1,553,262	4.500%, 8/1/2019	1,556,074
	JBS USA, LLC, Term Loan
1,720,688	3.750%, 5/25/2018	1,716,386
	Reynolds Group Holdings, Inc., Term Loan
258,050	4.750%, 9/28/2018	258,427
	Rite Aid Corporation, Term Loan
344,138	4.000%, 2/21/2020	342,561
695,000	5.750%, 8/21/2020	703,688
	Roundy’s Supermarkets, Inc., Term Loan
1,711,099	5.750%, 2/13/2019	1,666,901
	Supervalu, Inc., Term Loan
4,318,387	5.000%, 3/21/2019[b,c]	4,285,394
	Warner Chilcott Company, LLC, Term Loan
23,524	4.250%, 3/15/2018	23,503
	Warner Chilcott Corporation, Term Loan
174,925	4.250%, 3/15/2018	174,770
76,149	4.250%, 3/15/2018	76,081
	WC Luxco Sarl, Term Loan
137,844	4.250%, 3/15/2018	137,722

	Total	21,744,951

Energy (0.2%)
	Chesapeake Energy Corporation, Term Loan
3,910,000	5.750%, 12/2/2017	3,958,054
	Offshore Group Investment, Ltd., Term Loan
1,845,375	5.750%, 3/28/2019	1,849,988

	Total	5,808,042

Financials (0.2%)
	GEO Group, Inc., Term Loan
460,000	3.250%, 4/3/2020	458,850
	Harland Clarke Holdings Corporation, Term Loan
2,330,000	7.000%, 5/22/2018	2,235,146
	MoneyGram International, Inc., Term Loan
1,835,400	4.250%, 3/27/2020	1,836,556
	WaveDivision Holdings, LLC, Term Loan
2,502,425	4.000%, 10/12/2019	2,496,169

	Total	7,026,721

Technology (0.2%)
	First Data Corporation Extended, Term Loan
2,090,000	4.193%, 3/23/2018	2,035,138
	First Data Corporation, Term Loan
1,040,000	4.193%, 9/24/2018	1,012,700
	Freescale Semiconductor Inc., Term Loan
1,665,825	5.000%, 3/1/2020	1,650,949
	Infor US, Inc., Term Loan
919,337	5.250%, 4/5/2018	920,293
	SunGard Data Systems, Inc., Term Loan
2,304,225	4.500%, 1/31/2020	2,308,557

	Total	7,927,637

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (4.5%)[a]	Value
Transportation (0.2%)
	American Airlines, Inc., Term Loan
$ 1,935,000	0.000%, 6/21/2019[b,c]	$1,931,981
	American Petroleum Tankers Parent, LLC, Term Loan
575,000	4.750%, 10/2/2019	572,844
	Delta Air Lines, Inc., Term Loan
1,621,960	4.250%, 4/20/2017	1,626,518
	U.S. Airways, Inc., Term Loan
340,000	0.000%, 5/21/2019[b,c]	335,607
	United Air Lines, Inc., Term Loan
1,150,000	4.000%, 4/1/2019	1,147,125

	Total	5,614,075

Utilities (0.2%)
	Calpine Corporation, Term Loan
343,244	4.000%, 4/1/2018	342,386
2,069,363	4.000%, 10/9/2019	2,065,493
	Intergen NV, Term Loan
895,000	0.000%, 6/5/2020[b,c]	877,100
	NGPL PipeCo, LLC, Term Loan
1,864,232	6.750%, 9/15/2017	1,847,920
	Pacific Drilling SA, Term loan
1,280,000	0.000%, 5/18/2018[b,c]	1,273,920

	Total	6,406,819

	Total Bank Loans (cost $142,559,068)	142,185,728

Shares	Mutual Funds (37.9%)
Equity Mutual Funds (13.3%)
1,304,921	Thrivent Partner Small Cap Value Portfolio	30,921,533
1,620,681	Thrivent Small Cap Stock Portfolio	24,278,287
2,270,717	Thrivent Partner Mid Cap Value Portfolio	36,413,220
2,945,977	Thrivent Mid Cap Stock Portfolio	43,576,592
15,847,969	Thrivent Partner Worldwide Allocation Portfolio	137,213,302
7,713,749	Thrivent Large Cap Value Portfolio	105,593,514
2,788,481	Thrivent Large Cap Stock Portfolio	28,179,835
1,204,593	Thrivent Equity Income Plus Portfolio	12,813,140

	Total	418,989,423

Fixed Income Mutual Funds (24.6%)
19,294,743	Thrivent High Yield Portfolio	95,410,576
24,269,609	Thrivent Income Portfolio	250,010,955
43,611,726	Thrivent Limited Maturity Bond Portfolio	427,944,421

	Total	773,365,952

	Total Mutual Funds (cost $1,143,378,317)	1,192,355,375

Principal Amount	Long-Term Fixed Income (30.4%)
Asset-Backed Securities (1.7%)
	Access Group, Inc.
$1,877,276	0.693%, 2/25/2036[d,e]	$1,842,383
	Ally Auto Receivables Trust 2013- SN1
2,340,000	0.720%, 5/20/2016	2,339,094
	Avis Budget Rental Car Funding AESOP, LLC
1,154,010	2.370%, 11/20/2014[d]	1,172,952
	Chesapeake Funding, LLC
2,300,000	0.643%, 1/7/2025[d,e]	2,297,470
	Countrywide Asset-Backed Certificates
2,500,000	5.530%, 4/25/2047	2,329,335
	DT Auto Owner Trust
1,170,000	0.750%, 5/16/2016[d]	1,168,347
	Edlinc Student Loan Funding Trust
1,562,401	3.262%, 10/1/2025[e,f]	1,570,213
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
2,340,000	0.679%, 1/15/2019	2,334,410
	FNA Trust
1,795,112	1.980%, 1/10/2018[d]	1,779,405
	GE Dealer Floorplan Master Note Trust
2,340,000	0.592%, 4/20/2018[e]	2,329,437
	GE Equipment Transportation, LLC
1,950,000	0.690%, 11/25/2016	1,940,958
	Golden Credit Card Trust
1,620,000	0.443%, 2/15/2018[d,e]	1,618,709
	Hyundai Auto Receivables Trust
2,340,000	0.820%, 9/15/2017	2,336,970
	Hyundai Floorplan Master Owner Trust
2,632,500	0.543%, 5/15/2018[d,e]	2,621,078
	Master Credit Card Trust
1,587,300	0.780%, 4/21/2017[d]	1,575,495
	Morgan Stanley Capital, Inc.
2,139,453	0.343%, 2/25/2037[e]	1,143,381
	Motor plc
3,120,000	0.699%, 2/15/2021[d,e]	3,121,513
	Nationstar Mortgage Advance Receivable Trust
2,340,000	1.080%, 6/20/2044[d]	2,337,489
	Nissan Master Owner Trust Receivables
2,700,000	0.493%, 2/15/2018[e]	2,685,693
	Renaissance Home Equity Loan Trust
5,500,000	6.011%, 5/25/2036	3,946,822
2,535,005	5.580%, 11/25/2036	1,538,936
	Santander Drive Auto Receivables Trust
1,950,000	0.700%, 9/15/2017	1,943,629
	SLM Student Loan Trust
1,240,257	0.793%, 8/15/2022[d,e]	1,232,823
1,350,000	1.243%, 5/17/2027[d,e]	1,320,995
	Volvo Financial Equipment, LLC
1,950,000	0.740%, 3/15/2017[d]	1,941,116

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (30.4%)	Value
Asset-Backed Securities (1.7%) - continued
	World Financial Network Credit Card Master Trust
$ 1,950,000	0.910%, 3/16/2020	$1,935,227
	World Omni Master Owner Trust
1,620,000	0.543%, 2/15/2018[d,e]	1,611,850

	Total	54,015,730

Basic Materials (0.2%)
	Freeport-McMoRan Copper & Gold, Inc.
1,564,000	2.375%, 3/15/2018[d]	1,487,483
	Glencore Funding, LLC
560,000	1.700%, 5/27/2016[d]	543,039
1,170,000	1.574%, 1/15/2019[d,e]	1,087,414
	International Paper Company
706,000	5.300%, 4/1/2015	754,384
	LyondellBasell Industries NV
920,000	6.000%, 11/15/2021	1,033,810
	Rio Tinto Finance USA plc
568,000	1.375%, 6/17/2016	564,580
568,000	2.250%, 12/14/2018	551,961
	Xstrata Finance Canada, Ltd.
1,700,000	1.800%, 10/23/2015[d]	1,700,537

	Total	7,723,208

Capital Goods (0.2%)
	BAE Systems plc
620,000	3.500%, 10/11/2016[d]	648,613
	Eaton Corporation
268,000	1.500%, 11/2/2017[d]	260,152
402,000	4.000%, 11/2/2032[d]	375,863
	Ingersoll-Rand Global Holding Company, Ltd.
284,000	2.875%, 1/15/2019[d]	280,160
	John Deere Capital Corporation
1,170,000	0.404%, 1/12/2015[e]	1,169,479
	Northrop Grumman Corporation
900,000	1.750%, 6/1/2018	872,936
	Roper Industries, Inc.
845,000	2.050%, 10/1/2018	828,766
	Textron, Inc.
680,000	5.600%, 12/1/2017	745,665
	United Technologies Corporation
817,000	6.125%, 7/15/2038	995,933

	Total	6,177,567

Collateralized Mortgage Obligations (1.2%)
	Citigroup Mortgage Loan Trust, Inc.
780,793	5.500%, 11/25/2035	700,985
	CitiMortgage Alternative Loan Trust
2,603,712	5.750%, 4/25/2037	2,334,395
	Commercial Mortgage Pass Through Certificates
2,340,000	1.243%, 6/8/2030[d,e]	2,326,380
	Countrywide Alternative Loan Trust
3,778,277	5.090%, 10/25/2035	3,128,069
1,448,725	6.500%, 8/25/2036	1,054,484
504,058	6.000%, 1/25/2037	399,955
3,553,778	5.500%, 5/25/2037	2,943,509
2,744,814	7.000%, 10/25/2037	1,868,255
	Countrywide Home Loans, Inc.
1,078,211	5.750%, 4/25/2037	959,245
	Deutsche Alt-A Securities Mortgage Loan Trust
365,045	5.500%, 10/25/2021	376,485
	Deutsche Alt-A Securities, Inc.
858,680	6.000%, 10/25/2021	808,480
	Federal Home Loan Mortgage Corporation
11,406,096	3.000%, 4/15/2028[g]	1,578,707
7,071,604	3.000%, 2/15/2033[g]	1,005,471
	Federal National Mortgage Association
15,354,530	3.500%, 1/25/2033[g]	2,476,500
	Greenpoint Mortgage Funding Trust
1,537,338	0.393%, 10/25/2045[e]	1,088,282
	HomeBanc Mortgage Trust
1,318,101	2.455%, 4/25/2037	883,601
	J.P. Morgan Mortgage Trust
232,643	2.968%, 10/25/2036	183,808
4,138,533	0.573%, 1/25/2037[e]	2,559,236
4,040,078	6.250%, 8/25/2037	2,787,319
	MASTR Alternative Loans Trust
591,186	6.500%, 7/25/2034	627,671
2,671,410	0.643%, 12/25/2035[e]	1,368,192
	Merrill Lynch Alternative Note Asset Trust
601,014	6.000%, 3/25/2037	528,137
	Residential Accredit Loans, Inc.
1,126,166	5.750%, 9/25/2035	994,174
	Residential Asset Securitization Trust
3,494,793	0.573%, 8/25/2037[e]	1,113,200
	Sequoia Mortgage Trust
330,753	3.898%, 9/20/2046	44,236
1,843,059	3.898%, 9/20/2046	1,518,519
	WaMu Mortgage Pass Through Certificates
570,423	2.658%, 9/25/2036	462,510
551,080	2.727%, 10/25/2036	452,928
1,780,414	2.379%, 11/25/2036	1,459,252

	Total	38,031,985

Commercial Mortgage-Backed Securities (1.4%)
	Banc of America Commercial Mortgage, Inc.
4,600,000	5.793%, 4/10/2049	5,154,157
6,000,000	5.857%, 6/10/2049	6,718,488
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	5.331%, 2/11/2044	2,189,838
	Citigroup/Deutsche Bank Commercial Mortgage
1,700,000	5.322%, 12/11/2049	1,871,421

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (30.4%)	Value
Commercial Mortgage-Backed Securities (1.4%) - continued
	Credit Suisse First Boston Mortgage Securities
$ 4,600,000	5.542%, 1/15/2049	$5,093,677
	Credit Suisse Mortgage Capital Certificates
5,800,000	5.509%, 9/15/2039	6,224,438
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
2,669,378	0.727%, 12/25/2016	2,646,352
	Government National Mortgage Association
97,292	2.164%, 3/16/2033	98,094
70,291	3.214%, 1/16/2040	72,358
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,320,912
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,560,000	0.893%, 4/15/2028[d,e]	1,554,668
2,300,000	5.901%, 2/12/2049	2,492,319
	Morgan Stanley Capital, Inc.
1,750,000	5.406%, 3/15/2044	1,874,884
	Wachovia Bank Commercial Mortgage Trust
3,450,000	5.603%, 10/15/2048	3,734,232

	Total	43,045,838

Communications Services (0.5%)
	American Tower Corporation
990,000	5.050%, 9/1/2020	1,040,384
	AT&T, Inc.
1,324,000	2.400%, 8/15/2016	1,364,464
830,000	5.800%, 2/15/2019	962,639
	British Telecommunications plc
568,000	1.625%, 6/28/2016	570,491
	CBS Corporation
686,000	8.875%, 5/15/2019	884,079
	CC Holdings GS V, LLC
268,000	2.381%, 12/15/2017	263,743
	Comcast Corporation
325,000	4.650%, 7/15/2042	311,652
	Crown Castle Towers, LLC
480,000	4.174%, 8/15/2017[d]	507,293
	DIRECTV Holdings, LLC
560,000	2.400%, 3/15/2017	562,707
536,000	1.750%, 1/15/2018	517,467
600,000	5.875%, 10/1/2019	675,238
	NBC Universal Enterprise, Inc.
1,170,000	0.965%, 4/15/2018[d,e]	1,180,184
622,000	1.974%, 4/15/2019[d]	605,366
	NBCUniversal Media, LLC
762,000	2.875%, 4/1/2016	796,469
	Nippon Telegraph & Telephone Corporation
504,000	1.400%, 7/18/2017	495,541
	SBA Tower Trust
505,000	5.101%, 4/17/2017[d]	552,316
	Telefonica Emisiones SAU
504,000	3.729%, 4/27/2015	519,075
900,000	3.192%, 4/27/2018	871,747
300,000	5.462%, 2/16/2021	309,283
	Verizon Communications, Inc.
398,000	1.100%, 11/1/2017	385,110
620,000	5.500%, 2/15/2018	706,043
	Vodafone Group plc
443,000	0.659%, 2/19/2016[e]	443,300

	Total	14,524,591

Consumer Cyclical (0.5%)
	Amazon.com, Inc.
268,000	1.200%, 11/29/2017	259,192
536,000	2.500%, 11/29/2022	486,560
	American Honda Finance Corporation
1,560,000	0.648%, 5/26/2016[d,e]	1,557,531
	Federated Retail Holdings, Inc.
305,000	5.900%, 12/1/2016	346,466
	Ford Motor Company
435,000	7.450%, 7/16/2031	520,789
	Ford Motor Credit Company, LLC
884,000	12.000%, 5/15/2015	1,042,393
1,170,000	1.525%, 5/9/2016[e]	1,178,179
725,000	1.700%, 5/9/2016	713,172
700,000	2.375%, 1/16/2018	673,993
550,000	5.000%, 5/15/2018	586,533
	Gap, Inc.
725,000	5.950%, 4/12/2021	801,870
	General Motors Financial Company, Inc.
580,000	2.750%, 5/15/2016[d]	570,575
	Hyundai Capital America
530,000	1.625%, 10/2/2015[d]	528,284
	Macy’s Retail Holdings, Inc.
271,000	3.875%, 1/15/2022	271,707
	Toll Brothers Finance Corporation
580,000	8.910%, 10/15/2017	687,300
290,000	4.375%, 4/15/2023	269,700
	Toyota Motor Credit Corporation
1,560,000	0.564%, 5/17/2016[e]	1,557,329
325,000	1.750%, 5/22/2017	323,874
	TRW Automotive, Inc.
344,000	7.250%, 3/15/2017[d]	389,580
	Wal-Mart Stores, Inc.
1,170,000	0.600%, 4/11/2016	1,162,183
820,000	1.125%, 4/11/2018	795,796
	Western Union Company
536,000	2.375%, 12/10/2015	545,469

	Total	15,268,475

Consumer Non-Cyclical (0.9%)
	AbbVie, Inc.
268,000	1.750%, 11/6/2017[d]	262,564
402,000	2.000%, 11/6/2018[d]	389,790
	Altria Group, Inc.
730,000	9.700%, 11/10/2018	970,467

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (30.4%)	Value
Consumer Non-Cyclical (0.9%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$ 1,015,000	7.750%, 1/15/2019	$1,283,805
	Avon Products, Inc.
1,070,000	2.375%, 3/15/2016	1,078,671
	Baxter International, Inc.
900,000	1.850%, 6/15/2018	892,711
	Boston Scientific Corporation
580,000	4.500%, 1/15/2015	606,798
725,000	6.000%, 1/15/2020	820,611
	Bunge Limited Finance Corporation
255,000	3.200%, 6/15/2017	260,873
445,000	8.500%, 6/15/2019	549,220
	Celgene Corporation
885,000	1.900%, 8/15/2017	878,647
	ConAgra Foods, Inc.
870,000	1.900%, 1/25/2018	855,280
	CVS Caremark Corporation
330,000	6.125%, 9/15/2039	385,630
	Express Scripts Holding Company
510,000	3.125%, 5/15/2016	530,326
	Gilead Sciences, Inc.
399,000	2.400%, 12/1/2014	407,870
654,000	3.050%, 12/1/2016	691,291
	Heineken NV
268,000	1.400%, 10/1/2017[d]	260,389
	Laboratory Corporation of America Holdings
510,000	2.200%, 8/23/2017	506,343
	Lorillard Tobacco Company
504,000	2.300%, 8/21/2017	497,662
	Mallinckrodt International Finance SA
645,000	3.500%, 4/15/2018[d]	637,619
	Mattel, Inc.
590,000	1.700%, 3/15/2018	576,302
	McKesson Corporation
268,000	0.950%, 12/4/2015	267,283
	Medco Health Solutions, Inc.
885,000	7.125%, 3/15/2018	1,066,153
	Medtronic, Inc.
870,000	1.375%, 4/1/2018	845,780
	Merck & Company, Inc.
1,560,000	0.634%, 5/18/2018[e]	1,557,002
	Mylan, Inc.
1,905,000	1.800%, 6/24/2016[d]	1,899,824
536,000	7.875%, 7/15/2020[d]	618,516
	PepsiCo, Inc.
1,170,000	0.483%, 2/26/2016[e]	1,171,843
	Pernod-Ricard SA
600,000	2.950%, 1/15/2017[d]	613,926
450,000	5.750%, 4/7/2021[d]	499,904
	Roche Holdings, Inc.
290,000	7.000%, 3/1/2039[d]	390,567
	SABMiller Holdings, Inc.
930,000	2.450%, 1/15/2017[d]	944,757
710,000	3.750%, 1/15/2022[d]	722,557
	Safeway, Inc.
290,000	3.400%, 12/1/2016	302,302
725,000	5.000%, 8/15/2019	769,510
310,000	4.750%, 12/1/2021[h]	315,839
	Teva Pharmaceutical Finance Company BV
870,000	2.400%, 11/10/2016	895,667
	Tyson Foods, Inc.
650,000	4.500%, 6/15/2022	664,186
	Zoetis, Inc.
435,000	1.875%, 2/1/2018[d]	425,844

	Total	27,314,329

Energy (0.5%)
	BP Capital Markets plc
1,170,000	1.846%, 5/5/2017	1,171,430
795,000	1.375%, 11/6/2017	774,020
536,000	4.500%, 10/1/2020	581,500
	Chevron Corporation
1,200,000	0.889%, 6/24/2016[h]	1,201,572
1,136,000	1.718%, 6/24/2018	1,125,552
568,000	2.427%, 6/24/2020	564,763
	CNOOC, Ltd.
950,000	1.125%, 5/9/2016	934,610
100,000	1.750%, 5/9/2018	95,652
	EQT Corporation
754,000	8.125%, 6/1/2019	919,241
	Hess Corporation
840,000	8.125%, 2/15/2019	1,052,925
	Lukoil International Finance BV
725,000	3.416%, 4/24/2018[d]	705,062
	Marathon Oil Corporation
795,000	0.900%, 11/1/2015	790,588
	Marathon Petroleum Corporation
504,000	3.500%, 3/1/2016	529,055
	Murphy Oil Corporation
403,000	2.500%, 12/1/2017	397,472
	Petrobras Global Finance BV
1,200,000	2.000%, 5/20/2016	1,175,083
	Pioneer Natural Resources Company
255,000	5.875%, 7/15/2016	284,384
	Sinopec Capital 2013, Ltd.
870,000	1.250%, 4/24/2016[d]	860,668
	Suncor Energy, Inc.
441,000	6.100%, 6/1/2018	514,096
	Transocean, Inc.
252,000	5.050%, 12/15/2016	274,031
954,000	6.000%, 3/15/2018	1,069,092
290,000	6.375%, 12/15/2021	325,950
	Valero Energy Corporation
435,000	9.375%, 3/15/2019	570,388
	Weatherford International, Ltd.
855,000	6.750%, 9/15/2040	884,559

	Total	16,801,693

Financials (3.8%)
	Achmea Hypotheekbank NV
220,000	3.200%, 11/3/2014[d]	228,360

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (30.4%)	Value
Financials (3.8%) - continued
	American Express Company
$ 1,560,000	0.863%, 5/22/2018[e]	$1,557,967
	American Express Credit Corporation
325,000	2.375%, 3/24/2017	331,786
	American International Group, Inc.
1,272,000	2.375%, 8/24/2015	1,292,065
1,295,000	3.800%, 3/22/2017	1,357,569
	American Tower Trust I
290,000	1.551%, 3/15/2018[d]	284,976
	ANZ National International, Ltd. of London
982,000	3.125%, 8/10/2015[d,h]	1,021,085
	ANZ New Zealand International, Ltd.
1,170,000	1.125%, 3/24/2016[d]	1,160,862
	Associated Banc Corporation
255,000	1.875%, 3/12/2014	255,449
	Bank Nederlandse Gemeenten NV
1,170,000	1.375%, 3/19/2018[d]	1,145,547
	Bank of America Corporation
1,041,000	7.750%, 8/15/2015	1,151,988
510,000	5.750%, 8/15/2016	554,200
1,280,000	5.750%, 12/1/2017	1,422,560
910,000	2.000%, 1/11/2018	881,439
2,040,000	1.343%, 3/22/2018[e]	2,018,725
505,000	5.650%, 5/1/2018	561,046
580,000	5.700%, 1/24/2022	643,826
	Bank of Montreal
1,170,000	0.879%, 4/9/2018[e]	1,167,276
	Bank of Nova Scotia
1,170,000	0.673%, 3/15/2016[e]	1,169,388
580,000	0.950%, 3/15/2016	577,317
	BB&T Corporation
284,000	1.133%, 6/15/2018[e]	284,271
568,000	2.050%, 6/19/2018	559,730
	BBVA Banco Continental SA
930,000	2.250%, 7/29/2016[d]	902,100
	BBVA US Senior SAU
402,000	4.664%, 10/9/2015	414,109
	Berkshire Hathaway Finance Corporation
660,000	1.600%, 5/15/2017	657,225
1,170,000	1.300%, 5/15/2018	1,131,522
	BNP Paribas SA
791,000	2.375%, 9/14/2017	783,090
	Canadian Imperial Bank of Commerce
220,000	2.600%, 7/2/2015[d]	228,250
	Capital One Financial Corporation
530,000	2.150%, 3/23/2015	538,351
780,000	0.723%, 3/22/2016[e]	774,783
295,000	6.150%, 9/1/2016	329,194
	Cigna Corporation
610,000	4.000%, 2/15/2022	626,239
	Citigroup, Inc.
1,965,000	5.000%, 9/15/2014	2,042,081
877,000	4.750%, 5/19/2015	927,516
1,341,000	6.000%, 8/15/2017	1,511,013
915,000	8.500%, 5/22/2019	1,152,925
590,000	4.050%, 7/30/2022	567,053
	CNA Financial Corporation
850,000	7.350%, 11/15/2019	1,029,189
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,170,000	0.753%, 3/18/2016[e]	1,172,525
550,000	3.950%, 11/9/2022	525,950
	Credit Agricole SA
725,000	1.625%, 4/15/2016[d]	719,461
	Credit Suisse AG
870,000	5.400%, 1/14/2020	942,594
	DDR Corporation
725,000	9.625%, 3/15/2016	863,329
	Discover Financial Services
1,085,000	6.450%, 6/12/2017	1,232,552
	DnB Boligkreditt AS
1,560,000	1.450%, 3/21/2018[d]	1,514,604
	Eksportfinans ASA
330,000	3.000%, 11/17/2014	330,000
465,000	5.500%, 5/25/2016	484,414
	Fifth Third Bancorp
545,000	5.450%, 1/15/2017	597,249
	General Electric Capital Corporation
536,000	1.000%, 12/11/2015	535,199
825,000	0.480%, 1/8/2016[e]	820,278
365,000	1.145%, 5/9/2016[e]	369,629
268,000	1.600%, 11/20/2017[h]	261,618
290,000	0.994%, 4/2/2018[e]	291,212
1,965,000	6.000%, 8/7/2019	2,281,235
1,170,000	1.273%, 3/15/2023[e]	1,159,404
730,000	6.750%, 3/15/2032	875,288
	Genworth Financial, Inc.
735,000	6.515%, 5/22/2018[h]	812,400
	Goldman Sachs Group, Inc.
1,245,000	3.700%, 8/1/2015	1,297,113
1,288,000	0.723%, 3/22/2016[e]	1,269,123
580,000	2.375%, 1/22/2018	569,463
1,170,000	1.476%, 4/30/2018[e]	1,159,175
740,000	7.500%, 2/15/2019	878,805
885,000	5.250%, 7/27/2021	946,861
	Hartford Financial Services Group, Inc.
715,000	4.000%, 10/15/2017	758,207
590,000	5.125%, 4/15/2022	641,988
	HCP, Inc.
120,000	6.300%, 9/15/2016	136,296
284,000	6.000%, 1/30/2017	318,586
250,000	6.700%, 1/30/2018	292,611
740,000	2.625%, 2/1/2020	693,235
	Health Care REIT, Inc.
930,000	4.700%, 9/15/2017	1,010,572
268,000	2.250%, 3/15/2018	263,131
	HSBC Bank plc
1,560,000	0.915%, 5/15/2018[d,e]	1,559,992
	HSBC Finance Corporation
580,000	6.676%, 1/15/2021	641,218
	HSBC USA, Inc.
555,000	1.625%, 1/16/2018	541,465

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (30.4%)	Value
Financials (3.8%) - continued
	ING Bank NV
$ 430,000	2.000%, 9/25/2015[d]	$433,646
650,000	3.750%, 3/7/2017[d]	680,316
	ING Capital Funding Trust III
575,000	3.884%, 12/29/2049[e,i]	552,000
	ING US, Inc.
633,000	2.900%, 2/15/2018[d]	636,185
	International Lease Finance Corporation
865,000	2.224%, 6/15/2016[e]	858,513
	Intesa Sanpaolo SPA
350,000	3.125%, 1/15/2016	344,140
	J.P. Morgan Chase & Company
780,000	0.726%, 4/23/2015[e,h]	778,187
590,000	1.125%, 2/26/2016	581,338
930,000	3.450%, 3/1/2016	970,070
1,211,000	2.000%, 8/15/2017	1,201,852
1,230,000	1.176%, 1/25/2018[e]	1,227,294
475,000	1.800%, 1/25/2018	459,497
915,000	6.300%, 4/23/2019	1,062,954
310,000	3.200%, 1/25/2023	294,285
290,000	3.375%, 5/1/2023	270,036
870,000	7.900%, 4/29/2049[i]	983,100
	J.P. Morgan Chase Bank NA
787,000	0.602%, 6/13/2016[e]	773,144
	KeyBank NA
984,000	7.413%, 5/6/2015	1,086,322
	Liberty Mutual Group, Inc.
252,000	4.950%, 5/1/2022[d]	258,725
300,000	6.500%, 5/1/2042[d]	320,979
	Liberty Property, LP
815,000	5.500%, 12/15/2016	899,749
295,000	3.375%, 6/15/2023	273,587
	Lloyds TSB Bank plc
536,000	6.500%, 9/14/2020[d]	571,439
	Merrill Lynch & Company, Inc.
250,000	6.050%, 5/16/2016	270,702
580,000	6.400%, 8/28/2017	654,915
	Mizuho Corporate Bank, Ltd.
580,000	1.850%, 3/21/2018[d]	562,997
	Morgan Stanley
510,000	4.750%, 4/1/2014[h]	521,082
295,000	1.523%, 2/25/2016[e]	294,168
295,000	1.750%, 2/25/2016	292,247
1,075,000	4.750%, 3/22/2017	1,140,205
560,000	6.250%, 8/28/2017	624,452
780,000	1.556%, 4/25/2018[e,h]	765,001
1,295,000	5.500%, 1/26/2020	1,390,036
600,000	4.875%, 11/1/2022	592,741
780,000	4.100%, 5/22/2023	720,657
	Murray Street Investment Trust I
1,500,000	4.647%, 3/9/2017	1,588,107
	Nederlandse Waterschapsbank NV
1,560,000	0.750%, 3/29/2016[d]	1,551,202
	Nomura Holdings, Inc.
1,170,000	1.722%, 9/13/2016[e]	1,168,561
1,210,000	2.000%, 9/13/2016	1,196,498
	Nordea Eiendomskreditt AS
1,170,000	2.125%, 9/22/2016[d]	1,195,054
	Prologis, LP
310,000	6.625%, 5/15/2018	356,810
930,000	7.375%, 10/30/2019	1,119,206
	Prudential Covered Trust
1,053,000	2.997%, 9/30/2015[d]	1,086,612
	Prudential Financial, Inc.
560,000	4.500%, 11/15/2020[h]	596,882
477,000	5.625%, 6/15/2043	467,460
	Realty Income Corporation
265,000	2.000%, 1/31/2018	257,143
	Regions Bank
1,345,000	7.500%, 5/15/2018	1,568,817
	Reinsurance Group of America, Inc.
515,000	5.625%, 3/15/2017	566,486
265,000	5.000%, 6/1/2021	283,958
	Royal Bank of Canada
1,170,000	0.644%, 3/8/2016[e]	1,171,878
	Royal Bank of Scotland Group plc
787,000	5.050%, 1/8/2015	788,968
590,000	2.550%, 9/18/2015	599,888
295,000	6.125%, 12/15/2022	280,713
	Santander US Debt SAU
850,000	3.724%, 1/20/2015[d]	857,956
	Simon Property Group, Inc.
536,000	1.500%, 2/1/2018[d]	516,270
	Simon Property Group, LP
580,000	10.350%, 4/1/2019	803,261
	SLM Corporation
465,000	3.875%, 9/10/2015	469,675
268,000	6.250%, 1/25/2016	284,080
	Societe Generale SA
500,000	5.200%, 4/15/2021[d,h]	527,885
	SpareBank 1 Boligkreditt AS
1,560,000	1.250%, 5/2/2018[d]	1,487,616
	Svensk Exportkredit AB
1,560,000	1.125%, 4/5/2018	1,516,200
	Svenska Handelsbanken AB
1,170,000	0.722%, 3/21/2016[e]	1,170,015
536,000	3.125%, 7/12/2016	562,907
380,000	1.625%, 3/21/2018	370,046
	Swedbank Hypotek AB
1,560,000	1.375%, 3/28/2018[d,h]	1,507,896
	Swiss RE Capital I, LP
725,000	6.854%, 5/29/2049[d,i]	748,563
	Toronto-Dominion Bank
170,000	2.200%, 7/29/2015[d]	175,219
	UBS AG London
1,560,000	0.750%, 3/24/2016[d]	1,543,125
	UBS AG/Stamford, Connecticut
308,000	5.875%, 12/20/2017	354,278
	Ventas Realty, LP
580,000	2.700%, 4/1/2020	548,414
	Wachovia Corporation
1,330,000	5.625%, 10/15/2016	1,494,876
1,170,000	0.543%, 6/15/2017[e]	1,150,094
	WellPoint, Inc.
600,000	1.875%, 1/15/2018	587,486
	Wells Fargo & Company
485,000	2.100%, 5/8/2017	486,734
580,000	1.500%, 1/16/2018	565,689

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (30.4%)	Value
Financials (3.8%) - continued
$ 590,000	3.450%, 2/13/2023	$563,471

	Total	119,491,414

Foreign Government (0.3%)
	Asian Development Bank
1,560,000	0.500%, 6/20/2016	1,547,988
	Costa Rica Government International Bond
536,000	4.250%, 1/26/2023[d]	495,800
	Denmark Government International Bond
1,560,000	0.375%, 4/25/2016[d]	1,543,152
	Export-Import Bank of Korea
536,000	1.250%, 11/20/2015	529,872
	International Finance Corporation
1,170,000	0.500%, 5/16/2016	1,162,048
	Kommunalbanken AS
25,000	2.750%, 5/5/2015[d]	26,012
1,560,000	0.353%, 3/18/2016[d,e]	1,559,179
	Kommuninvest i Sverige AB
1,560,000	0.500%, 6/15/2016[d]	1,540,882
	Sweden Government International Bond
200,000	0.375%, 12/22/2015[d]	198,640
2,060,000	0.375%, 3/29/2016[d]	2,041,666

	Total	10,645,239

Mortgage-Backed Securities (10.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
32,780,000	2.500%, 7/1/2028[c]	32,943,900
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
41,100,000	3.000%, 7/1/2043[c]	40,059,656
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
46,217,000	2.500%, 7/1/2028[c]	46,484,190
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
41,459,500	3.000%, 7/1/2043[c]	40,507,225
74,785,000	3.500%, 7/1/2043[c]	75,918,457
79,734,500	4.000%, 7/1/2043[c]	83,064,037

	Total	318,977,465

Technology (0.3%)
	Apple, Inc.
1,560,000	0.523%, 5/3/2018[e]	1,553,314
290,000	2.400%, 5/3/2023	268,964
	Computer Sciences Corporation
382,000	2.500%, 9/15/2015	389,464
	EMC Corporation
1,050,000	1.875%, 6/1/2018	1,037,928
	Hewlett-Packard Company
510,000	2.125%, 9/13/2015	516,164
569,000	2.600%, 9/15/2017	568,254
580,000	3.750%, 12/1/2020	561,416
	Intel Corporation
656,000	4.000%, 12/15/2032	609,181
	Oracle Corporation
530,000	1.200%, 10/15/2017	514,747
	Samsung Electronics America, Inc.
590,000	1.750%, 4/10/2017[d]	584,396
	Tyco Electronics Group SA
994,000	6.550%, 10/1/2017	1,150,654
	Xerox Corporation
510,000	7.200%, 4/1/2016	577,611

	Total	8,332,093

Transportation (0.1%)
	Canadian Pacific Railway Company
400,000	7.125%, 10/15/2031	494,604
482,000	5.750%, 3/15/2033	525,847
	Continental Airlines, Inc.
330,000	4.150%, 4/11/2024	323,400
	CSX Corporation
628,000	6.250%, 4/1/2015	686,102
	Delta Air Lines, Inc.
760,000	6.750%, 5/23/2017	795,188
125,358	4.750%, 5/7/2020	131,312
	ERAC USA Finance, LLC
530,000	1.400%, 4/15/2016[d]	526,059
	Kansas City Southern de Mexico SA de CV
580,000	2.350%, 5/15/2020[d]	561,124

	Total	4,043,636

U.S. Government and Agencies (5.0%)
	FDIC Structured Sale Guaranteed Notes
90,000	Zero Coupon, 1/7/2014[d]	89,807
	Federal Agricultural Mortgage Corporation
175,000	2.125%, 9/15/2015	180,921
	Federal Home Loan Banks
2,930,000	0.375%, 6/24/2016	2,897,081
	Federal Home Loan Mortgage Corporation
1,330,000	1.375%, 5/1/2020[h]	1,260,250
	Federal National Mortgage Association
1,950,000	0.595%, 8/25/2015	1,946,710
300,000	4.375%, 10/15/2015	325,941
1,355,000	0.375%, 7/5/2016[h]	1,338,687
870,000	1.375%, 11/15/2016	881,959
870,000	0.875%, 5/21/2018	840,822
205,000	6.250%, 5/15/2029	266,494
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	225,025
	U.S. Treasury Bonds
440,000	7.625%, 2/15/2025	660,687
1,075,000	4.375%, 5/15/2040	1,260,773
5,145,000	3.000%, 5/15/2042	4,689,987
2,225,000	2.875%, 5/15/2043	1,969,125

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (30.4%)	Value
U.S. Government and Agencies (5.0%) - continued
	U.S. Treasury Bonds, TIPS
$ 49,350	2.375%, 1/15/2025	$58,788
32,278	2.125%, 2/15/2040	39,228
	U.S. Treasury Notes
90,000	0.250%, 4/30/2014	90,060
2,005,000	0.750%, 6/15/2014	2,015,572
46,820,000	0.375%, 2/15/2016	46,611,511
650,000	2.625%, 2/29/2016	685,598
475,000	1.000%, 10/31/2016	477,821
1,550,000	3.250%, 3/31/2017	1,680,296
300,000	0.625%, 5/31/2017	295,219
13,000,000	1.000%, 5/31/2018	12,776,556
33,750,000	1.375%, 1/31/2020	32,811,345
10,060,000	1.625%, 8/15/2022	9,438,322
2,050,000	1.750%, 5/15/2023	1,919,952
	U.S. Treasury Notes, TIPS
27,967,884	0.125%, 4/15/2018	28,688,953
277,420	0.125%, 1/15/2022	271,719
1,108,260	0.125%, 1/15/2023	1,074,580

	Total	157,769,789

U.S. Municipals (3.1%)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Bonds
3,450,000	5.125%, 6/1/2024	3,108,139
	California Various Purpose General Obligation Bonds
3,000,000	5.000%, 9/1/2036	3,136,650
1,500,000	5.000%, 4/1/2042	1,553,625
1,500,000	5.000%, 2/1/2043	1,556,595
	Dallas/Fort Worth International Airport Joint Revenue Improvement Bonds
6,000,000	5.000%, 11/1/2038	5,931,600
	Los Angeles Department of Water and Power Power System Revenue Bonds
7,498,000	5.000%, 7/1/2043	7,806,543
	Massachusetts Bay Transportation Authority Assessment Bonds
4,464,000	5.000%, 7/1/2041	4,725,769
	Massachusetts Development Finance Agency Revenue Bonds (Boston University)
4,273,000	5.000%, 10/1/2048	4,400,506
	Massachusetts School Building Authority Sales Tax Bonds
6,000,000	5.000%, 5/15/2043[c]	6,384,180
	Metropolitan Transportation Authority Transportation Revenue Bonds
5,998,000	5.000%, 11/15/2043	6,119,400
	Miami-Dade County Expressway Authority Toll System Refunding Revenue Bonds
2,549,000	5.000%, 7/1/2040	2,613,974
	New Jersey Transportation Trust Fund Authority Transportation System Bonds
7,497,000	5.000%, 6/15/2042	7,720,336
	New Jersey Turnpike Authority Turnpike Revenue Bonds
2,400,000	5.000%, 1/1/2043	2,486,160
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
5,998,000	5.000%, 6/15/2047	6,265,631
	New York City Transitional Finance Authority Future Tax Bonds
5,601,000	5.000%, 5/1/2042	5,944,509
	New York State Dormitory Authority Personal Income Tax Revenue Bonds
3,599,000	5.000%, 3/15/2042	3,785,356
	North Texas Tollway Authority System Current Interest Revenue Refunding Bonds
5,998,000	5.000%, 1/1/2042	6,122,818
	San Diego County Regional Airport Authority Airport Revenue Bonds
5,173,000	5.000%, 7/1/2038	5,254,371
	South Carolina Public Service Authority Revenue Obligation Bonds (Santee Cooper)
5,998,000	5.000%, 12/1/2043	6,247,217
	University of Massachusetts Building Authority Project Revenue Bonds
4,798,000	5.000%, 11/1/2039	5,057,332

	Total	96,220,711

Utilities (0.5%)
	American Electric Power Company, Inc.
536,000	1.650%, 12/15/2017	521,060
	DCP Midstream Operating, LP
268,000	2.500%, 12/1/2017	264,543
	Duke Energy Corporation
900,000	2.100%, 6/15/2018	894,429
	Enel Finance International NV
740,000	3.875%, 10/7/2014[d]	757,745
450,000	6.250%, 9/15/2017[d]	493,686
	Energy Transfer Partners, LP
290,000	9.700%, 3/15/2019	376,354
756,000	4.650%, 6/1/2021	782,367
	Enterprise Products Operating, LLC
756,000	1.250%, 8/13/2015	758,481
	Exelon Corporation
685,000	4.900%, 6/15/2015	733,121
	Exelon Generation Company, LLC
870,000	5.200%, 10/1/2019	956,742
	Iberdrola Finance Ireland, Ltd.
520,000	3.800%, 9/11/2014[d]	533,432

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (30.4%)	Value
Utilities (0.5%) - continued
	ITC Holdings Corporation
$ 644,000	5.875%, 9/30/2016[d]	$718,826
284,000	4.050%, 7/1/2023[c]	284,505
	Kinder Morgan Energy Partners, LP
885,000	5.300%, 9/15/2020	982,697
510,000	5.000%, 8/15/2042	481,123
	MidAmerican Energy Holdings Company
510,000	6.500%, 9/15/2037	605,612
	NextEra Energy Capital Holdings, Inc.
765,000	1.200%, 6/1/2015	768,871
	NiSource Finance Corporation
850,000	6.800%, 1/15/2019	1,005,805
	Northeast Utilities
435,000	1.450%, 5/1/2018	422,225
	ONEOK Partners, LP
596,000	8.625%, 3/1/2019	754,649
	Pacific Gas & Electric Company
715,000	5.625%, 11/30/2017	826,361
	PPL Capital Funding, Inc.
1,120,000	1.900%, 6/1/2018	1,100,184
280,000	3.500%, 12/1/2022	267,867
	Sempra Energy
965,000	6.150%, 6/15/2018	1,127,404
	Williams Partners, LP
255,000	7.250%, 2/1/2017	296,366

	Total	16,714,455

	Total Long-Term Fixed Income (cost $960,230,647)	955,098,218

Shares	Common Stock (11.4%)

Consumer Discretionary (1.6%)
19,500	Abercrombie & Fitch Company	882,376
13,356	Amazon.com, Inc.[j]	3,708,828
7,050	AutoZone, Inc.[j]	2,987,014
36,750	CBS Corporation	1,795,972
7,100	Charter Communications, Inc.[j]	879,335
20,060	Cheesecake Factory, Inc.	840,313
25,900	Chico’s FAS, Inc.	441,854
142,713	Comcast Corporation	5,976,820
5,200	Conn’s, Inc.[j]	269,152
2,400	CST Brands, Inc.[j]	73,944
7,100	Dana Holding Corporation	136,746
21,269	Delphi Automotive plc	1,078,126
5,700	DeVry, Inc.	176,814
10,100	DISH Network Corporation	429,452
5,607	Finish Line, Inc.	122,569
26,835	Foot Locker, Inc.	942,714
25,000	Gap, Inc.	1,043,250
14,710	GNC Holdings, Inc.	650,329
4,100	Grand Canyon Education, Inc.[j]	132,143
4,960	Harley-Davidson, Inc.	271,907
14,284	Hasbro, Inc.[h]	640,352
42,800	Home Depot, Inc.	3,315,716
21,100	Hovnanian Enterprises, Inc.[h,j]	118,371
6,190	iShares Dow Jones US Home Construction Index Fund	138,532
58,276	Las Vegas Sands Corporation	3,084,549
11,353	LifeLock, Inc.[h,j]	132,944
49,930	Lowe’s Companies, Inc.	2,042,137
4,620	M/I Homes, Inc.[j]	106,075
16,700	Macy’s, Inc.	801,600
5,400	Marriott Vacations Worldwide Corporation[j]	233,496
6,490	MDC Partners, Inc.	117,080
16,850	Meredith Corporation[h]	803,745
4,800	Michael Kors Holdings, Ltd.[j]	297,696
600	Netflix, Inc.[j]	126,654
17,800	New York Times Company[j]	196,868
36,190	News Corporation	1,187,756
15,870	Nexstar Broadcasting Group, Inc.	562,750
71,200	NIKE, Inc.	4,534,016
6,900	Omnicom Group, Inc.	433,803
9,100	Papa John’s International, Inc.[j]	594,867
6,300	Penn National Gaming, Inc.[j]	333,018
35,849	Pier 1 Imports, Inc.	842,093
16,100	Pulte Group, Inc.[j]	305,417
68,700	Sally Beauty Holdings, Inc.[j]	2,136,570
48,100	Sirius XM Radio, Inc.	161,135
67,100	Smith & Wesson Holding Corporation[h,j]	669,658
5,814	Stage Stores, Inc.	136,629
37,900	Standard Pacific Corporation[h,j]	315,707
11,300	Staples, Inc.	179,218
3,400	Sturm, Ruger & Company, Inc.[h]	163,336
3,600	Target Corporation	247,896
7,600	Tempur-Pedic International, Inc.[j]	333,640
10,340	Time Warner Cable, Inc.	1,163,043
11,600	TJX Companies, Inc.	580,696
11,000	Toll Brothers, Inc.[j]	358,930
3,800	Urban Outfitters, Inc.[j]	152,836
7,500	Valassis Communications, Inc.[h]	184,425
10,800	Vera Bradley, Inc.[h,j]	233,928

	Total	50,806,840

Consumer Staples (0.8%)
34,000	Altria Group, Inc.	1,189,660
2,261	Andersons, Inc.	120,263
11,646	Annie’s, Inc.[h,j]	497,750
37,200	Archer-Daniels-Midland Company	1,261,452
6,500	Avon Products, Inc.	136,695
22,156	British American Tobacco plc ADR[h]	2,280,739
17,000	Bunge, Ltd.	1,203,090
15,100	Campbell Soup Company	676,329
6,300	Clorox Company	523,782
18,100	Colgate-Palmolive Company	1,036,949
45,670	CVS Caremark Corporation	2,611,411
4,728	Energizer Holdings, Inc.	475,211
38,688	Ingredion, Inc.	2,538,706
6,550	Kimberly-Clark Corporation	636,267
9,563	Kraft Foods Group, Inc.	534,285
29,300	Kroger Company	1,012,022
28,689	Mondelez International, Inc.	818,497
37,500	Nestle SA	2,460,765
7,358	Philip Morris International, Inc.	637,350
49,700	Procter & Gamble Company	3,826,403

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (11.4%)	Value
Consumer Staples (0.8%) - continued
10,500	Safeway, Inc.	$248,430
22,000	Tyson Foods, Inc.	564,960
10,900	Wal-Mart Stores, Inc.	811,941

	Total	26,102,957

Energy (1.6%)
106,861	Alpha Natural Resources, Inc.[j]	559,952
67,383	BP plc ADR	2,812,566
25,350	Chevron Corporation	2,999,919
25,400	Cobalt International Energy, Inc.[j]	674,878
12,800	Concho Resources, Inc.[j]	1,071,616
69,600	Consol Energy, Inc.	1,886,160
10,200	Delek US Holdings, Inc.	293,556
17,000	Dril-Quip, Inc.[j]	1,534,930
5,200	Ensco plc	302,224
25,016	EOG Resources, Inc.	3,294,107
32,530	EQT Corporation	2,581,906
33,700	Exxon Mobil Corporation	3,044,795
18,200	Helmerich & Payne, Inc.	1,136,590
16,300	HollyFrontier Corporation	697,314
179,563	Marathon Oil Corporation	6,209,289
11,500	Marathon Petroleum Corporation	817,190
27,400	National Oilwell Varco, Inc.	1,887,860
35,800	Oasis Petroleum, Inc.[j]	1,391,546
11,900	Occidental Petroleum Corporation	1,061,837
6,700	Oil States International, Inc.[j]	620,688
45,800	Patterson-UTI Energy, Inc.	886,459
37,800	Peabody Energy Corporation	553,392
41,300	Petroleo Brasileiro SA ADR	554,246
36,490	Rex Energy Corporation[j]	641,494
87,250	Schlumberger, Ltd.	6,252,335
15,800	SM Energy Company	947,684
10,100	Southwestern Energy Company[j]	368,953
4,600	Tesoro Corporation	240,672
33,900	Ultra Petroleum Corporation[h,j]	671,898
21,600	Valero Energy Corporation	751,032
364,961	Weatherford International, Ltd.[j]	4,999,966
11,400	Western Refining, Inc.	319,998

	Total	52,067,052

Financials (2.5%)
18,650	ACE, Ltd.	1,668,803
5,543	Affiliated Managers Group, Inc.[j]	908,719
3,700	Allied World Assurance Company Holdings AG	338,587
13,030	Allstate Corporation	627,004
5,900	American Assets Trust, Inc.	182,074
9,800	American Capital, Ltd.[j]	124,166
57,100	Annaly Capital Management, Inc.	717,747
4,400	Aspen Insurance Holdings, Ltd.	163,196
7,900	Axis Capital Holdings, Ltd.	361,662
167,150	Bank of America Corporation	2,149,549
7,200	Banner Corporation	243,288
21,039	BGC Partners, Inc.	123,920
10,697	Boston Properties, Inc.	1,128,213
32,100	CapitalSource, Inc.	301,098
19,800	CBL & Associates Properties, Inc.	424,116
87,548	Citigroup, Inc.	4,199,678
3,662	CNA Financial Corporation	119,454
6,760	Colonial Properties Trust	163,051
6,800	Comerica, Inc.	270,844
24,700	DCT Industrial Trust, Inc.	176,605
9,200	Discover Financial Services	438,288
18,969	Equity Residential	1,101,340
3,600	Extra Space Storage, Inc.	150,948
56,900	Fifth Third Bancorp	1,027,045
24,518	HCC Insurance Holdings, Inc.	1,056,971
8,149	Health Care REIT, Inc.	546,227
11,400	Home Loan Servicing Solutions, Ltd.	273,258
22,698	Host Hotels & Resorts, Inc.	382,915
65,700	Huntington Bancshares, Inc.	517,716
33,150	Invesco, Ltd.	1,054,170
117,000	iShares Barclays 1-3 Year Credit Bond Fund	12,288,510
17,420	iShares Russell 2000 Index Fund	1,692,527
1,200	iShares Russell 3000 Index Fund	115,680
46,314	J.P. Morgan Chase & Company	2,444,916
24,900	Janus Capital Group, Inc.	211,899
50,532	Kimco Realty Corporation	1,082,901
11,288	Lazard, Ltd.	362,909
13,400	Leucadia National Corporation	351,348
3,500	M&T Bank Corporation[h]	391,125
4,300	MasterCard, Inc.	2,470,350
41,320	MetLife, Inc.	1,890,803
8,400	Montpelier Re Holdings, Inc.	210,084
45,110	Morgan Stanley	1,102,037
15,200	NASDAQ OMX Group, Inc.	498,408
8,100	Northern Trust Corporation	468,990
6,900	Pebblebrook Hotel Trust	178,365
17,600	Piedmont Office Realty Trust, Inc.	314,688
36,188	Popular, Inc.[j]	1,097,582
1,800	Portfolio Recovery Associates, Inc.[j]	276,534
3,000	ProAssurance Corporation	156,480
5,700	Progressive Corporation	144,894
8,800	Protective Life Corporation	338,008
6,651	Public Storage, Inc.	1,019,798
8,098	Simon Property Group, Inc.	1,278,836
20,900	SLM Corporation	477,774
12,000	SPDR Gold Trust[h,j]	1,429,800
42,400	SPDR S&P 500 ETF Trust	6,784,424
14,850	State Street Corporation	968,369
4,135	Stewart Information Services Corporation	108,296
18,150	SVB Financial Group[j]	1,512,258
2,035	Taubman Centers, Inc.	152,930
14,000	TCF Financial Corporation	198,520
12,620	Terreno Realty Corporation	233,849
7,591	Tower Group International, Ltd.	155,691
46,800	Vanguard Intermediate-Term Corporate Bond ETF	3,889,080
18,700	Visa, Inc.	3,417,425
10,867	Vornado Realty Trust	900,331
9,624	W.R. Berkley Corporation	393,237
93,756	Wells Fargo & Company	3,869,310
52,093	Zions Bancorporation	1,504,446

	Total	77,324,064

Health Care (1.3%)
4,400	Abbott Laboratories	153,472

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (11.4%)	Value
Health Care (1.3%) - continued
17,500	Akorn, Inc.[j]	$236,600
15,130	Align Technology, Inc.[j]	560,415
30,300	Allscripts Healthcare Solutions, Inc.[j]	392,082
3,200	AmerisourceBergen Corporation	178,656
11,600	Amgen, Inc.	1,144,456
27,200	Astex Pharmaceuticals, Inc.[j]	111,792
14,180	Baxter International, Inc.	982,249
2,400	Biogen Idec, Inc.[j]	516,480
4,200	Bio-Reference Laboratories, Inc.[h,j]	120,750
3,172	C.R. Bard, Inc.	344,733
9,300	Celgene Corporation[j]	1,087,263
15,200	Community Health Systems, Inc.	712,576
64,050	Covidien plc	4,024,902
10,690	Eli Lilly and Company	525,093
2,241	ExamWorks Group, Inc.[j]	47,576
72,700	Express Scripts Holding Company[j]	4,484,863
133,300	Gilead Sciences, Inc.[j]	6,826,293
5,971	HeartWare International, Inc.[j]	567,902
11,953	Hologic, Inc.[j]	230,693
6,500	Illumina, Inc.[h,j]	486,460
12,500	Medicines Company[j]	384,500
64,320	Merck & Company, Inc.	2,987,664
9,600	Neurocrine Biosciences, Inc.[j]	128,448
5,242	NuVasive, Inc.[j]	129,949
5,700	PAREXEL International Corporation[j]	261,858
26,481	PDL BioPharma, Inc.[h]	204,433
5,400	Pfizer, Inc.	151,254
4,700	Questcor Pharmaceuticals, Inc.[h]	213,662
21,600	ResMed, Inc.[h]	974,808
35,070	Sanofi ADR	1,806,456
5,900	Santarus, Inc.[j]	124,195
12,900	Seattle Genetics, Inc.[h,j]	405,834
35,400	Shire Pharmaceuticals Group plc ADR	3,366,894
25,403	Spectrum Pharmaceuticals, Inc.[h]	189,506
12,600	Thoratec Corporation[j]	394,506
9,300	United Therapeutics Corporation[j]	612,126
29,508	UnitedHealth Group, Inc.	1,932,184
5,900	Vertex Pharmaceuticals, Inc.[j]	471,233
3,100	Waters Corporation[j]	310,155
15,968	Zimmer Holdings, Inc.	1,196,642

	Total	39,981,613

Industrials (1.1%)
18,510	Actuant Corporation	610,275
9,600	Acuity Brands, Inc.	724,992
26,650	ADT Corporation[j]	1,062,003
1,500	AGCO Corporation	75,285
5,199	Briggs & Stratton Corporation	102,940
44,571	CSX Corporation	1,033,601
7,100	Deluxe Corporation	246,015
21,800	DigitalGlobe, Inc.[j]	676,018
20,750	EMCOR Group, Inc.	843,488
5,500	EnerSys, Inc.	269,720
6,300	Flowserve Corporation	340,263
14,900	Foster Wheeler AGj	323,479
14,200	GATX Corporation	673,506
37,350	General Electric Company	866,146
20,900	HNI Corporation	753,863
61,661	Honeywell International, Inc.	4,892,184
2,300	Huntington Ingalls Industries, Inc.	129,904
28,700	Ingersoll-Rand plc	1,593,424
87,250	Jacobs Engineering Group, Inc.[j]	4,810,092
51,600	JetBlue Airways Corporation[j]	325,080
11,400	Landstar System, Inc.	587,100
4,800	Lockheed Martin Corporation	520,608
15,054	Manitowoc Company, Inc.	269,617
19,700	Manpower, Inc.	1,079,560
4,600	MRC Global, Inc.[j]	127,052
21,917	Oshkosh Corporation[j]	832,188
4,252	Parker Hannifin Corporation	405,641
10,640	Pentair, Ltd.	613,822
35,900	Pitney Bowes, Inc.[h]	527,012
8,600	Quanta Services, Inc.[j]	227,556
14,000	Republic Airways Holdings, Inc.[j]	158,620
29,900	Southwest Airlines Company	385,411
6,060	Tennant Company	292,516
5,200	Terex Corporation[j]	136,760
24,400	Union Pacific Corporation	3,764,432
3,411	United Stationers, Inc.	114,439
31,754	United Technologies Corporation	2,951,217
6,000	USG Corporation[j]	138,300
16,900	Wabash National Corporation[j]	172,042
15,600	Woodward, Inc.	624,000

	Total	34,280,171

Information Technology (1.9%)
63,200	Activision Blizzard, Inc.	901,232
6,200	Alliance Data Systems Corporation[h,j]	1,122,386
10,300	AOL, Inc.[j]	375,744
19,412	Apple, Inc.	7,688,705
36,405	Applied Materials, Inc.	542,799
102,000	Atmel Corporation[j]	749,700
9,800	Autodesk, Inc.[j]	332,612
173,500	Brocade Communications Systems, Inc.[j]	999,360
104,210	Cisco Systems, Inc.	2,533,345
60,100	Citrix Systems, Inc.[j]	3,625,833
16,100	Computer Sciences Corporation	704,697
36,781	CoreLogic, Inc.[j]	852,216
7,100	Cray, Inc.[j]	139,444
3,087	DST Systems, Inc.	201,674
55,322	eBay, Inc.[j]	2,861,254
6,800	Ellie Mae, Inc.[j]	156,944
26,300	ExactTarget, Inc.[j]	886,836
81,200	Facebook, Inc.[j]	2,018,632
13,600	FLIR Systems, Inc.	366,792
6,219	Google, Inc.[j]	5,475,021
7,400	Guidewire Software, Inc.[j]	311,170
17,600	Informatica Corporation[j]	615,648
64,700	Intel Corporation	1,567,034
12,300	InterDigital, Inc.[h]	549,195
9,101	Itron, Inc.[j]	386,155
5,600	j2 Global, Inc.[h]	238,056
16,707	Juniper Networks, Inc.[j]	322,612
11,013	Lexmark International, Inc.[h]	336,667
9,200	Mentor Graphics Corporation	179,860
29,880	Microsoft Corporation	1,031,756
85,437	NetApp, Inc.[j]	3,227,810

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (11.4%)	Value
Information Technology (1.9%) - continued
39,406	NVIDIA Corporation	$552,866
14,857	Plantronics, Inc.	652,520
68,827	QUALCOMM, Inc.	4,203,953
32,085	SAIC, Inc.	446,944
15,700	SunEdison, Inc.[j]	128,269
4,000	SunPower Corporation[j]	82,800
72,930	Symantec Corporation	1,638,737
66,535	Teradyne, Inc.[j]	1,169,020
62,280	Texas Instruments, Inc.	2,171,704
49,640	TriQuint Semiconductor, Inc.[j]	344,005
6,577	Unisys Corporation[j]	145,154
55,500	Vishay Intertechnology, Inc.[j]	770,895
54,400	VMware, Inc.[j]	3,644,256
7,600	Western Digital Corporation	471,884
33	Workday, Inc.[j]	2,115
32,528	Xilinx, Inc.	1,288,434
27,900	Yahoo!, Inc.[j]	700,569

	Total	59,715,314

Materials (0.3%)
11,500	Axiall Corporation	489,670
10,000	Buckeye Technologies, Inc.	370,400
11,100	Celanese Corporation	497,280
3,200	CF Industries Holdings, Inc.	548,800
17,100	Cliffs Natural Resources, Inc.[h]	277,875
16,710	Dow Chemical Company	537,561
6,700	Eagle Materials, Inc.	444,009
10,300	H.B. Fuller Company	389,443
2,325	Innophos Holdings, Inc.	109,670
15,500	Mosaic Company	834,055
12,420	Nucor Corporation	538,034
11,800	Owens-Illinois, Inc.[j]	327,922
6,254	Silgan Holdings, Inc.	293,688
23,728	Southern Copper Corporation	655,367
28,080	Steel Dynamics, Inc.	418,673
19,300	SunCoke Energy, Inc.[j]	270,586
53,500	Teck Resources, Ltd.	1,143,295
15,800	Walter Energy, Inc.[h]	164,320

	Total	8,310,648

Telecommunications Services (0.1%)
42,000	AT&T, Inc.	1,486,800
20,489	Verizon Communications, Inc.	1,031,416

	Total	2,518,216

Utilities (0.2%)
39,000	Calpine Corporation[j]	827,970
14,700	CMS Energy Corporation	399,399
38,940	NiSource, Inc.	1,115,242
26,900	NRG Energy, Inc.	718,230
36,250	PG&E Corporation	1,657,712
25,400	PNM Resources, Inc.	563,626
10,200	Public Service Enterprise Group, Inc.	333,132
15,900	Southern Company	701,667
12,081	Southwest Gas Corporation	565,270
11,600	Wisconsin Energy Corporation	475,484

	Total	7,357,732

	Total Common Stock (cost $315,973,574)	358,464,607

	Collateral Held for Securities Loaned (0.7%)
22,428,437	Thrivent Cash Management Trust	22,428,437

	Total Collateral Held for Securities Loaned (cost $22,428,437)	22,428,437

Shares or Principal Amount	Short-Term Investments (27.5%)
	Federal Home Loan Bank Discount Notes
3,000,000	0.050%, 7/5/2013[k]	2,999,975
24,500,000	0.060%, 7/9/2013[k]	24,499,592
1,500,000	0.080%, 7/10/2013[k,l]	1,499,963
14,500,000	0.050%, 7/12/2013[k,l]	14,499,738
100,000,000	0.050%, 7/19/2013[k]	99,997,222
50,000,000	0.060%, 7/31/2013[k]	49,997,333
50,000,000	0.065%, 8/2/2013[k]	49,996,931
100,000,000	0.070%, 8/7/2013[k]	99,992,417
50,000,000	0.069%, 8/9/2013[k]	49,996,070
100,000,000	0.070%, 8/14/2013[k]	99,991,056
79,000,000	0.072%, 8/16/2013[k]	78,992,433
37,000,000	0.090%, 9/11/2013[k]	36,993,155
5,000,000	0.080%, 9/17/2013[k]	4,999,111
6,300,000	0.093%, 11/22/2013[k,l]	6,297,624
	Federal Home Loan Mortgage Corporation Discount Notes
5,800,000	0.040%, 7/1/2013[k]	5,799,987
50,000,000	0.065%, 8/12/2013[k]	49,996,028
50,000,000	0.060%, 8/19/2013[k]	49,995,750
3,318,000	0.115%, 11/5/2013[k]	3,316,633
17,600,000	0.095%, 12/2/2013[k,l]	17,592,755
	Federal National Mortgage Association Discount Notes
6,000,000	0.050%, 7/31/2013[k]	5,999,733
55,000,000	0.063%, 8/7/2013[k]	54,996,262
48,864,000	0.060%, 8/21/2013[k]	48,859,684
5,000,000	0.063%, 8/28/2013[k]	4,999,475
3,000,000	0.100%, 9/25/2013[k]	2,999,267
500,000	0.100%, 12/4/2013[k,l]	499,780

	Total Short-Term Investments (at amortized cost)	865,807,974

	Total Investments (cost $3,450,378,017) 112.4%	$3,536,340,339

	Other Assets and Liabilities, Net (12.4%)	(391,200,691)

	Total Net Assets 100.0%	$3,145,139,648

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $86,126,378 or 2.7% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Portfolio owned as of June 28, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	2/28/2013	$1,575,789

g	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At June 28, 2013, $24,290,978 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$117,529,116
Gross unrealized depreciation	(33,149,503)
Net unrealized appreciation (depreciation)	$84,379,613

Cost for federal income tax purposes	$3,451,960,726

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	9,236,686	—	9,236,686	—
Capital Goods	6,135,329	—	6,135,329	—
Communications Services	52,200,550	—	52,200,550	—
Consumer Cyclical	20,084,918	—	20,084,918	—
Consumer Non-Cyclical	21,744,951	—	21,744,951	—
Energy	5,808,042	—	5,808,042	—
Financials	7,026,721	—	7,026,721	—
Technology	7,927,637	—	7,927,637	—
Transportation	5,614,075	—	5,614,075	—
Utilities	6,406,819	—	6,406,819	—
Mutual Funds
Equity Mutual Funds	418,989,423	418,989,423	—	—
Fixed Income Mutual Funds	773,365,952	773,365,952	—	—
Long-Term Fixed Income
Asset-Backed Securities	54,015,730	—	52,445,517	1,570,213
Basic Materials	7,723,208	—	7,723,208	—
Capital Goods	6,177,567	—	6,177,567	—
Collateralized Mortgage Obligations	38,031,985	—	35,705,605	2,326,380
Commercial Mortgage-Backed
Securities	43,045,838	—	43,045,838	—
Communications Services	14,524,591	—	14,524,591	—
Consumer Cyclical	15,268,475	—	15,268,475	—
Consumer Non-Cyclical	27,314,329	—	27,314,329	—
Energy	16,801,693	—	16,801,693	—
Financials	119,491,414	—	119,491,414	—
Foreign Government	10,645,239	—	10,645,239	—
Mortgage-Backed Securities	318,977,465	—	318,977,465	—
Technology	8,332,093	—	8,332,093	—
Transportation	4,043,636	—	4,043,636	—
U.S. Government and Agencies	157,769,789	—	157,769,789	—
U.S. Municipals	96,220,711	—	96,220,711	—
Utilities	16,714,455	—	16,714,455	—
Common Stock
Consumer Discretionary	50,806,840	50,806,840	—	—
Consumer Staples	26,102,957	23,642,192	2,460,765	—
Energy	52,067,052	52,067,052	—	—
Financials	77,324,064	75,894,264	1,429,800	—
Health Care	39,981,613	39,981,613	—	—
Industrials	34,280,171	34,280,171	—	—
Information Technology	59,715,314	59,715,314	—	—
Materials	8,310,648	8,310,648	—	—
Telecommunications Services	2,518,216	2,518,216	—	—
Utilities	7,357,732	7,357,732	—	—
Collateral Held for Securities Loaned	22,428,437	22,428,437	—	—
Short-Term Investments	865,807,974	—	865,807,974	—

Total	$3,536,340,339	$1,569,357,854	$1,963,085,892	$3,896,593

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	818,923	818,923	—	—

Total Asset Derivatives	$818,923	$818,923	$—	$—

Liability Derivatives
Futures Contracts	16,638,702	12,686,600	3,952,102	—

Total Liability Derivatives	$16,638,702	$12,686,600	$3,952,102	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(250)	September 2013	($55,096,895)	($55,000,000)	$96,895
5-Yr. U.S. Treasury Bond Futures	60	September 2013	7,407,371	7,262,813	(144,558)
10-Yr. U.S. Treasury Bond Futures	(155)	September 2013	(20,224,606)	(19,617,188)	607,418
30-Yr. U.S. Treasury Bond Futures	730	September 2013	103,844,727	99,165,938	(4,678,789)
Eurex EURO STOXX 50 Futures	3,058	September 2013	107,363,500	103,411,398	(3,952,102)
Mini MSCI EAFE Index Futures	836	September 2013	71,630,085	68,539,460	(3,090,625)
Russell 2000 Index Mini-Futures	133	September 2013	12,848,900	12,963,510	114,610
S&P 400 Index Mini-Futures	(84)	September 2013	(9,656,564)	(9,726,360)	(69,796)
S&P 500 Index Futures	545	September 2013	222,607,457	217,904,625	(4,702,832)
Total Futures Contracts					($15,819,779)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	704,313
Total Interest Rate Contracts		704,313
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	114,610
Total Equity Contracts		114,610

Total Asset Derivatives		$818,923

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	4,823,347
Total Interest Rate Contracts		4,823,347
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	11,815,355
Total Equity Contracts		11,815,355

Total Liability Derivatives		$16,638,702

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	200,060
Futures	Net realized gains/(losses) on Futures contracts	39,437,932
Total Equity Contracts		39,637,992
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(128,641)
Total Foreign Exchange Contracts		(128,641)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(6,033,485)
Total Interest Rate Contracts		(6,033,485)
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(2,851,172)
Total Credit Contracts		(2,851,172)

Total		$30,624,694

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,862,307)
Total Interest Rate Contracts		(1,862,307)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(8,460,676)
Total Equity Contracts		(8,460,676)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(551,956)
Total Credit Contracts		(551,956)

Total		($10,874,939)

The following table presents Moderately Conservative Allocation Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$406,628,504	13.1%	N/A	N/A	N/A	N/A	16
Interest Rate Contracts	194,724,933	6.3	N/A	N/A	N/A	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$13,023	<0.1%	N/A	N/A	N/A
Credit Contracts	N/A	N/A	N/A	N/A	$54,201,879	1.8%	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Partner Small Cap Value	$26,974,565	$749,168	$—	1,304,921	$30,921,533	$594,323
Small Cap Stock	21,187,884	89,161	—	1,620,681	24,278,287	89,161
Partner Mid Cap Value	31,563,374	1,954,337	—	2,270,717	36,413,220	363,706
Mid Cap Stock	38,403,888	166,588	—	2,945,977	43,576,592	166,588
Partner Worldwide
Allocation	136,548,668	38,612	—	15,847,969	137,213,302	38,612
Large Cap Value	91,192,528	1,597,221	—	7,713,749	105,593,514	1,597,221
Large Cap Stock	25,408,870	337,139	—	2,788,481	28,179,835	337,139
Equity Income Plus	11,582,316	270,626	—	1,204,593	12,813,140	270,626
High Yield	94,848,428	2,973,595	367,162	19,294,743	95,410,576	2,973,595
Income	290,807,453	5,654,503	34,654,622	24,269,609	250,010,955	5,084,995
Limited Maturity Bond	470,691,974	3,261,589	41,076,407	43,611,726	427,944,421	3,261,589
Cash Management
Trust- Collateral
Investment	24,371,265	120,163,561	122,106,389	22,428,437	22,428,437	114,774
Cash Management
Trust- Short Term
Investment	565,122,509	681,070,821	1,246,193,330	—	—	301,780
Total Value and Income Earned	1,828,703,722				1,214,783,812	15,194,109

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Technology Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (97.1%)	Value
Communications Equipment (9.6%)
36,997	Calix, Inc.[a]	$373,670
43,210	Juniper Networks, Inc.[a]	834,385
39,725	QUALCOMM, Inc.	2,426,403

	Total	3,634,458

Computers & Peripherals (12.3%)
9,730	Apple, Inc.	3,853,858
33,034	EMC Corporation	780,263

	Total	4,634,121

Consumer Discretionary (12.2%)
5,624	Amazon.com, Inc.[a]	1,561,729
13,069	Coinstar, Inc.[a,b]	766,758
64,698	Pandora Media, Inc.[a,b]	1,190,443
1,303	Priceline.com, Inc.[a]	1,077,750

	Total	4,596,680

Electronic Equipment, Instruments & Components (4.3%)
14,018	Amphenol Corporation	1,092,563
38,806	RealD, Inc.[a]	539,403

	Total	1,631,966

Financials (6.1%)
14,282	American Tower Corporation	1,045,014
7,083	IntercontinentalExchange, Inc.[a,b]	1,259,074

	Total	2,304,088

Internet Software & Services (22.0%)
22,013	eBay, Inc.[a]	1,138,512
9,960	Equinix, Inc.[a]	1,839,811
14,266	ExactTarget, Inc.[a]	481,050
26,700	Facebook, Inc.[a]	663,762
2,464	Google, Inc.[a]	2,169,232
26,087	Internap Network Services Corporation[a]	215,739
34,062	Rackspace Hosting, Inc.[a]	1,290,609
17,785	Yandex NVa	491,400

	Total	8,290,115

IT Consulting & Services (4.5%)
9,021	Cognizant Technology Solutions Corporation[a]	564,805
43,138	InterXion Holding NVa	1,127,196

	Total	1,692,001

Semiconductors & Semiconductor Equipment (7.9%)
20,518	Altera Corporation	676,889
9,727	Hittite Microwave Corporation[a]	564,166
23,294	Intermolecular, Inc.[a]	169,347
7,303	Ultratech, Inc.[a]	268,166
33,300	Xilinx, Inc.	1,319,013

	Total	2,997,581

Software (12.0%)
20,886	MICROS Systems, Inc.[a,b]	901,231
11,716	NetSuite, Inc.[a]	1,074,826
42,493	Oracle Corporation	1,305,384
28,814	Salesforce.com, Inc.[a]	1,100,119
2,702	Tableau Software, Inc.[a]	149,745

	Total	4,531,305

Telecommunications Services (6.2%)
19,882	SBA Communications Corporation[a]	1,473,654
30,700	TW Telecom, Inc.[a]	863,898

	Total	2,337,552

	Total Common Stock (cost $29,678,650)	36,649,867

	Collateral Held for Securities Loaned (9.4%)
3,561,772	Thrivent Cash Management Trust	3,561,772

	Total Collateral Held for Securities Loaned (cost $3,561,772)	3,561,772

Shares or Principal Amount	Short-Term Investments (3.7%)
1,393,517	Thrivent Cash Management Trust 0.080%	1,393,517

	Total Short-Term Investments (at amortized cost)	1,393,517

	Total Investments (cost $34,633,939) 110.2%	$41,605,156

	Other Assets and Liabilities, Net (10.2%)	(3,846,760)

	Total Net Assets 100.0%	$37,758,396

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,992,737
Gross unrealized depreciation	(1,287,775)

Net unrealized appreciation (depreciation)	$6,704,962

Cost for federal income tax purposes	$34,900,194

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Technology Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	3,634,458	3,634,458	—	—
Computers & Peripherals	4,634,121	4,634,121	—	—
Consumer Discretionary	4,596,680	4,596,680	—	—
Electronic Equipment, Instruments & Components	1,631,966	1,631,966	—	—
Financials	2,304,088	2,304,088	—	—
Internet Software & Services	8,290,115	8,290,115	—	—
IT Consulting & Services	1,692,001	1,692,001	—	—
Semiconductors & Semiconductor Equipment	2,997,581	2,997,581	—	—
Software	4,531,305	4,531,305	—	—
Telecommunications Services	2,337,552	2,337,552	—	—
Collateral Held for Securities Loaned	3,561,772	3,561,772	—	—
Short-Term Investments	1,393,517	1,393,517	—	—

Total	$41,605,156	$41,605,156	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$2,884,020	$16,657,277	$15,979,525	3,561,772	$3,561,772	$72,962
Cash Management Trust- Short Term Investment	513,722	7,142,029	6,262,234	1,393,517	1,393,517	388
Total Value and Income Earned	3,397,742				4,955,289	73,350

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Healthcare Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (95.0%)	Value
Biotechnology (18.0%)
29,861	Amarin Corporation plc ADR[a]	$173,194
31,664	ARIAD Pharmaceuticals, Inc.[a]	553,803
33,902	Gilead Sciences, Inc.[a]	1,736,122
39,085	ImmunoGen, Inc.[a]	648,420
35,357	Incyte Corporation[a]	777,854
21,015	Medivation, Inc.[a]	1,033,938
7,533	Onyx Pharmaceuticals, Inc.[a]	654,015
8,093	Portola Pharmaceuticals, Inc.[a]	198,845
11,643	Vertex Pharmaceuticals, Inc.[a]	929,926

	Total	6,706,117

Health Care Equipment (17.7%)
45,095	Accuray, Inc.[a]	258,845
108,100	Boston Scientific Corporation[a]	1,002,087
20,397	Covidien plc	1,281,748
22,515	Dexcom, Inc.[a]	505,462
14,326	Edwards Lifesciences Corporation[a]	962,707
42,690	EOS Imaging SAa	281,170
5,965	HeartWare International, Inc.[a]	567,331
22,241	Hologic, Inc.[a]	429,251
61,506	NxStage Medical, Inc.[a]	878,306
23,680	Tornier NVa	414,400

	Total	6,581,307

Health Care Supplies (2.9%)
29,277	Align Technology, Inc.[a]	1,084,420

	Total	1,084,420

Pharmaceuticals (56.4%)
9,101	Algeta ASA[a]	346,445
13,700	Allergan, Inc.	1,154,088
28,870	Aspen Pharmacare Holdings, Ltd.[a]	663,658
1,561,130	CFR Pharmaceuticals SA	352,449
25,399	Eli Lilly and Company	1,247,599
67,781	Hikma Pharmaceuticals plc	980,898
63,662	Merck & Company, Inc.	2,957,100
28,415	Mylan, Inc.[a]	881,717
41,792	Novartis AG	2,960,150
8,475	Novo Nordisk AS ADR	1,313,371
23,916	Pharmstandard GDR[a]	503,630
12,012	Roche Holding AG	2,981,347
26,600	Sanofi	2,749,908
3,172	Sawai Pharmaceutical Company, Ltd.	378,716
10,450	Shire Pharmaceuticals Group plc ADR	993,900
13,427	Towa Pharmaceutical Company, Ltd.	546,646

	Total	21,011,622

	Total Common Stock (cost $29,240,638)	35,383,466

Shares or Principal Amount	Short-Term Investments (5.4%)
	Thrivent Cash Management Trust
2,005,393	0.080%	$2,005,393
	Total Short-Term Investments (at amortized cost)	2,005,393

	Total Investments (cost $31,246,031) 100.4%	$37,388,859

	Other Assets and Liabilities, Net (0.4%)	(159,870)

	Total Net Assets 100.0%	$37,228,989

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,749,311
Gross unrealized depreciation	(631,634)

Net unrealized appreciation (depreciation)	$6,117,677

Cost for federal income tax purposes	$31,271,182

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Healthcare Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	6,706,117	6,706,117	—	—
Health Care Equipment	6,581,307	6,300,137	281,170	—
Health Care Supplies	1,084,420	1,084,420	—	—
Pharmaceuticals	21,011,622	8,547,775	12,463,847	—
Short-Term Investments	2,005,393	2,005,393	—	—

Total	$37,388,859	$24,643,842	$12,745,017	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Foreign Currency Forward Contracts	340	—	340	—

Total Liability Derivatives	$340	$—	$340	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
British Pound	SSB	54,038	7/3/2013	$82,322	$82,190	($132)
Swiss Franc	SSB	150,676	7/3/2013	159,717	159,521	(196)
Total Purchases				$242,039	$241,711	($328)

Sales
Japanese Yen	SSB	473,052	7/1/2013	$4,758	$4,770	($12)
Total Sales				$4,758	$4,770	($12)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($340)

Counterparty

SSB	- State Street Bank

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Partner Healthcare Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Foreign Exchange Contracts
Forward Contracts	Receivable/Payable for forward contracts, Net Assets—Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	340
Total Foreign Exchange Contracts		340

Total Liability Derivatives		$340

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Healthcare Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Partner Healthcare Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(5,932)
Total Foreign Exchange Contracts		(5,932)

Total		($5,932)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Partner Healthcare Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	(340)
Total Foreign Exchange Contracts		(340)

Total		($340)

The following table presents Partner Healthcare Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Foreign Exchange Contracts	$62,411	0.2%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Short Term Investment	$1,046,040	$7,227,501	$6,268,148	2,005,393	$2,005,393	$724
Total Value and Income Earned	1,046,040				2,005,393	724

The accompanying Notes to Financial Statements are an integral part of this schedule.

Natural Resources Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (96.5%)	Value
Coal & Consumable Fuels (2.2%)
48,514	Alpha Natural Resources, Inc.[a]	$254,214
31,394	Peabody Energy Corporation	459,608

	Total	713,822

Consumer Discretionary (0.2%)
1,977	CST Brands, Inc.[a]	60,911

	Total	60,911

Consumer Staples (10.0%)
29,903	Archer-Daniels-Midland Company	1,014,011
13,710	Bunge, Ltd.	970,256
18,695	Ingredion, Inc.	1,226,766

	Total	3,211,033

Financials (3.7%)
10,000	SPDR Gold Trust[a,b]	1,191,500

	Total	1,191,500

Integrated Oil & Gas (12.0%)
21,796	BP plc ADR	909,765
13,729	Chevron Corporation	1,624,690
9,582	Occidental Petroleum Corporation	855,002
33,226	Petroleo Brasileiro SA ADR	445,893

	Total	3,835,350

Materials (5.1%)
14,000	Cliffs Natural Resources, Inc.[b]	227,500
12,800	Mosaic Company	688,768
6,840	Southern Copper Corporation	188,921
17,500	Teck Resources, Ltd.	373,975
13,075	Walter Energy, Inc.[b]	135,980

	Total	1,615,144

Oil & Gas Drilling (3.0%)
15,100	Helmerich & Payne, Inc.	942,995

	Total	942,995

Oil & Gas Equipment & Services (20.1%)
13,701	Dril-Quip, Inc.[a]	1,237,063
23,000	National Oilwell Varco, Inc.	1,584,700
5,622	Oil States International, Inc.[a]	520,822
28,700	Schlumberger, Ltd.	2,056,642
75,900	Weatherford International, Ltd.[a]	1,039,830

	Total	6,439,057

Oil & Gas Exploration & Production (19.9%)
21,400	Cobalt International Energy, Inc.[a]	568,598
7,900	Concho Resources, Inc.[a]	661,388
7,300	EOG Resources, Inc.	961,264
14,300	EQT Corporation	1,134,991
29,500	Marathon Oil Corporation	1,020,110
18,000	Oasis Petroleum, Inc.[a]	699,660
13,000	SM Energy Company	779,740
27,300	Ultra Petroleum Corporation[a,b]	541,086

	Total	6,366,837

Oil & Gas Refining & Marketing (1.9%)
17,800	Valero Energy Corporation	618,906

	Total	618,906

Real Estate Investment Trusts (18.4%)
8,935	Boston Properties, Inc.	942,374
15,786	Equity Residential	916,535
6,921	Health Care REIT, Inc.	463,915
41,800	Kimco Realty Corporation	895,774
5,544	Public Storage, Inc.	850,062
6,679	Simon Property Group, Inc.	1,054,748
9,010	Vornado Realty Trust	746,478

	Total	5,869,886

	Total Common Stock (cost $34,809,596)	30,865,441

	Collateral Held for Securities Loaned (6.6%)
2,108,929	Thrivent Cash Management Trust	2,108,929

	Total Collateral Held for Securities Loaned (cost $2,108,929)	2,108,929

Shares or Principal Amount	Short-Term Investments (3.4%)
	Thrivent Cash Management Trust
1,076,460	0.080%	1,076,460

	Total Short-Term Investments (at amortized cost)	1,076,460

	Total Investments (cost $37,994,985) 106.5%	$34,050,830

	Other Assets and Liabilities, Net (6.5%)	(2,083,878)

	Total Net Assets 100.0%	$31,966,952

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT -	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,656,131
Gross unrealized depreciation	(7,600,286)

Net unrealized appreciation (depreciation)	$(3,944,155)

Cost for federal income tax purposes	$37,994,985

The accompanying Notes to Financial Statements are an integral part of this schedule.

Natural Resources Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	713,822	713,822	—	—
Consumer Discretionary	60,911	60,911	—	—
Consumer Staples	3,211,033	3,211,033	—	—
Financials	1,191,500	1,191,500	—	—
Integrated Oil & Gas	3,835,350	3,835,350	—	—
Materials	1,615,144	1,615,144	—	—
Oil & Gas Drilling	942,995	942,995	—	—
Oil & Gas Equipment & Services	6,439,057	6,439,057	—	—
Oil & Gas Exploration & Production	6,366,837	6,366,837	—	—
Oil & Gas Refining & Marketing	618,906	618,906	—	—
Real Estate Investment Trusts	5,869,886	5,869,886	—	—
Collateral Held for Securities Loaned	2,108,929	2,108,929	—	—
Short-Term Investments	1,076,460	1,076,460	—	—

Total	$34,050,830	$34,050,830	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

The following table presents Natural Resources Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Foreign Exchange Contracts	$6,118	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$3,223,242	$9,607,886	$10,722,199	2,108,929	$2,108,929	$5,184
Cash Management Trust- Short Term Investment	592,217	2,867,014	2,382,771	1,076,460	1,076,460	470
Total Value and Income Earned	3,815,459				3,185,389	5,654

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (97.0%)	Value
Brazil (13.9%)
121,079	Banco Bradesco SA ADR[a]	$1,575,238
17,521	Lojas Renner SA	501,834
23,084	Multiplan Empreendimentos Imobiliarios SA	538,059
8,900	Petroleo Brasileiro SA ADR	119,438
97,500	Petroleo Brasileiro SA ADR	1,429,350
56,500	Souza Cruz SA	697,593
59,400	Ultrapar Participacoes SA	1,418,082
106,660	Vale SA ADR[a]	1,402,579
21,805	Vale SA ADR	265,149

	Total	7,947,322

Chile (1.1%)
26,494	Banco Santander Chile SA ADR	647,778

	Total	647,778

China (2.7%)
1,423,000	PetroChina Company, Ltd.	1,543,039

	Total	1,543,039

Hong Kong (11.5%)
339,000	AIA Group, Ltd.	1,428,207
211,500	China Mobile, Ltd.	2,190,475
173,000	Hang Lung Group, Ltd.	926,689
132,000	Hang Lung Properties, Ltd.	457,225
102,000	Swire Pacific, Ltd., Class A	1,228,925
100,000	Swire Pacific, Ltd., Class B	234,871
59,500	Swire Properties, Ltd.	175,171

	Total	6,641,563

Hungary (1.3%)
4,871	Richter Gedeon Nyrt	728,123

	Total	728,123

India (13.0%)
12,500	GlaxoSmithKline Pharmaceuticals, Ltd.	490,807
5,200	Grasim Industries, Ltd.	240,899
4,350	Grasim Industries, Ltd. GDR	200,957
21,000	Hero Motocorp, Ltd.	585,817
97,000	Hindustan Unilever, Ltd.	955,146
110,000	Housing Development Finance Corporation	1,619,399
30,000	ICICI Bank, Ltd.	534,576
5,000	ICICI Bank, Ltd. ADR	191,250
31,600	Infosys, Ltd.	1,318,996
3,900	Infosys, Ltd. ADR[a]	160,641
114,000	ITC, Ltd.	620,419
15,947	Ultra Tech Cement, Ltd.	501,990
2,484	Ultra Tech Cement, Ltd. GDR	78,460

	Total	7,499,357

Indonesia (3.2%)
2,620,000	PT Astra International Tbk	1,841,820

	Total	1,841,820

Luxembourg (2.4%)
34,965	Tenaris SA ADR[a]	1,408,041

	Total	1,408,041

Malaysia (2.6%)
329,300	CIMB Group Holdings Berhad	858,431
120,000	Public Bank Berhad	646,775

	Total	1,505,206

Mexico (7.6%)
16,400	Fomento Economico Mexicano SAB de CV ADR	1,692,316
6,800	Grupo Aeroportuario del Sureste SAB de CV ADR	756,432
251,128	Grupo Financiero Banorte SAB de CV ADR	1,500,087
120,300	Organizacion Soriana SAB de CV	451,678

	Total	4,400,513

Philippines (3.0%)
5,000	Ayala Corporation	66,771
1,388,900	Ayala Land, Inc.	971,517
312,897	Bank of the Philippine Islands	694,321

	Total	1,732,609

Poland (1.8%)
22,523	Bank Pekao SA	1,016,570

	Total	1,016,570

Russia (3.9%)
28,400	Lukoil ADR	1,627,558
11,137	Magnit OJSC	635,771

	Total	2,263,329

South Africa (3.2%)
37,921	Massmart Holdings, Ltd.	687,830
133,193	Truworths International, Ltd.	1,172,344

	Total	1,860,174

South Korea (5.8%)
3,670	E-Mart Company, Ltd.	644,513
2,695	Samsung Electronics Company, Ltd.	2,078,326
1,570	Samsung Electronics Company, Ltd. GDR	604,417

	Total	3,327,256

Taiwan (5.2%)
215,400	Taiwan Mobile Company, Ltd.	848,602
602,499	Taiwan Semiconductor Manufacturing Company, Ltd.	2,181,104

	Total	3,029,706

Thailand (5.0%)
156,000	PTT Exploration & Production pcl	793,464
64,400	Siam Cement pcl	944,971
212,600	Siam Commercial Bank pcl	1,170,707

	Total	2,909,142

Turkey (5.1%)
310,833	Akbank TAS	1,264,865
33,036	BIM Birlesik Magazalar AS	716,540
218,790	Turkiye Garanti Bankasi AS	953,703

	Total	2,935,108

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (97.0%)	Value
United Kingdom (4.7%)
19,386	BHP Billiton plc	$498,066
21,139	SABMiller plc	1,024,134
55,950	Standard Chartered plc	1,214,703

	Total	2,736,903

	Total Common Stock (cost $50,258,734)	55,973,559

	Collateral Held for Securities Loaned (8.1%)
4,684,156	Thrivent Cash Management Trust	4,684,156

	Total Collateral Held for Securities Loaned (cost $4,684,156)	4,684,156

Shares or Principal Amount	Short-Term Investments (2.6%)[b]
	Thrivent Cash Management Trust
1,502,649	0.080%	1,502,649

	Total Short-Term Investments (at amortized cost)	1,502,649

	Total Investments (cost $56,445,539) 107.7%	$62,160,364

	Other Assets and Liabilities, Net (7.7%)	(4,450,065)

	Total Net Assets 100.0%	$57,710,299

a	All or a portion of the security is on loan.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,122,541
Gross unrealized depreciation	(4,478,099)

Net unrealized appreciation (depreciation)	$5,644,442

Cost for federal income tax purposes	$56,515,922

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,198,006	—	5,198,006	—
Consumer Staples	7,029,749	1,692,316	5,337,433	—
Energy	8,338,972	2,956,829	5,382,143	—
Financials	17,913,983	2,414,266	15,499,717	—
Health Care	1,218,930	—	1,218,930	—
Industrials	4,725,564	834,892	3,890,672	—
Information Technology	6,343,484	160,641	6,182,843	—
Materials	2,165,794	1,667,728	498,066	—
Telecommunications Services	3,039,077	—	3,039,077	—
Collateral Held for Securities Loaned	4,684,156	4,684,156	—	—
Short-Term Investments	1,502,649	1,502,649	—	—

Total	$62,160,364	$15,913,477	$46,246,887	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives Foreign Currency Forward Contracts	14	—	14	—

Total Liability Derivatives	$14	$—	$14	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Hong Kong Dollar	SSB	338,442	7/2/2013	$43,622	$43,636	($14)
Total Sales				$43,622	$43,636	($14)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($14)

Counterparty

SSB	-	State Street Bank

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Partner Emerging Markets Equity Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Foreign Exchange Contracts
Forward Contracts	Receivable/Payable for forward contracts, Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	14
Total Foreign Exchange Contracts		14

Total Liability Derivatives		$14

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Partner Emerging Markets Equity Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(8,606)
Total Foreign Exchange Contracts		(8,606)

Total		($8,606)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Partner Emerging Markets Equity Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	(180)
Total Foreign Exchange Contracts		(180)

Total		($180)

The following table presents Partner Emerging Markets Equity Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Foreign Exchange Contracts	$34,987	0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$2,001,279	$16,939,197	$14,256,320	4,684,156	$4,684,156	$1,418
Cash Management Trust- Short Term Investment	1,497,572	6,485,738	6,480,661	1,502,649	1,502,649	987
Total Value and Income Earned	3,498,851				6,186,805	2,405

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (99.1%)	Value
Diversified Real Estate Activities (0.1%)
2,519	Brookfield Asset Management, Inc.	$90,734

	Total	90,734

Diversified REITS (6.4%)
6,792	American Assets Trust, Inc.	209,601
30,557	Colonial Properties Trust	737,035
75,120	Duke Realty Corporation	1,171,121
23,676	First Potomac Realty Trust	309,209
3,150	Gladstone Commercial Corporation	58,716
26,705	Lexington Realty Trust	311,914
27,243	Liberty Property Trust	1,006,901
5,270	PS Business Parks, Inc.	380,336
9,120	Select Income REIT	255,725
14,574	Spirit Realty Capital, Inc.	258,251
41,350	Vornado Realty Trust	3,425,847
12,015	Washington Real Estate Investment Trust	323,324
3,050	Whitestone REIT	48,068

	Total	8,496,048

Homebuilding (0.2%)
2,000	Lennar Corporation	72,080
6,150	Standard Pacific Corporation[a]	51,229
3,750	Taylor Morrison Home Corporation[a]	91,425
3,627	William Lyon Homes[a]	91,437

	Total	306,171

Hotels, Resorts & Cruise Lines (0.8%)
5,000	Hyatt Hotels Corporation[a]	201,800
4,000	Las Vegas Sands Corporation	211,720
2,000	Marriott International, Inc.	80,740
6,806	Starwood Hotels & Resorts Worldwide, Inc.	430,071
2,500	Wyndham Worldwide Corporation	143,075

	Total	1,067,406

Industrial REITS (5.1%)
65,716	DCT Industrial Trust, Inc.	469,869
8,624	EastGroup Properties, Inc.	485,272
34,246	First Industrial Realty Trust, Inc.	519,512
131,023	Prologis, Inc.	4,942,188
11,150	STAG Industrial, Inc.	222,443
4,650	Terreno Realty Corporation	86,164

	Total	6,725,448

Mortgage REITS (0.2%)
22,550	CYS Investments, Inc.	207,686
7,000	Newcastle Investment Corporation	36,610

	Total	244,296

Office REITS (14.2%)
21,212	Alexandria Real Estate Equities, Inc.	1,394,053
46,162	BioMed Realty Trust, Inc.	933,857
47,424	Boston Properties, Inc.	5,001,809
27,530	Brandywine Realty Trust	372,206
9,300	CommonWealth REIT	215,016
5,646	Coresite Realty Corporation	179,599
18,957	Corporate Office Properties Trust	483,404
6,150	CyrusOne, Inc.	127,551
30,268	Digital Realty Trust, Inc.	1,846,348
48,757	Douglas Emmett, Inc.	1,216,487
28,043	DuPont Fabros Technology, Inc.	677,238
16,000	Franklin Street Properties Corporation	211,200
17,912	Highwoods Properties, Inc.	637,846
17,749	Hudson Pacific Properties, Inc.	377,699
22,313	Kilroy Realty Corporation	1,182,812
18,405	Mack-Cali Realty Corporation	450,739
12,750	Parkway Properties, Inc.	213,690
16,963	Piedmont Office Realty Trust, Inc.	303,298
33,277	SL Green Realty Corporation	2,934,699

	Total	18,759,551

Real Estate Operating Companies (0.4%)
5,957	Brookfield Office Properties, Inc.	99,363
144	Brookfield Property Partners, LP	2,923
25,243	Forest City Enterprises, Inc.[a]	452,102

	Total	554,388

Real Estate Services (0.1%)
3,150	Realogy Holdings Corporation[a]	151,326

	Total	151,326

Residential REITS (18.0%)
26,553	American Campus Communities, Inc.	1,079,645
9,350	American Residential Properties, Inc.[a]	160,820
64,384	Apartment Investment & Management Company	1,934,095
23,559	Associated Estates Realty Corporation	378,829
33,654	AvalonBay Communities, Inc.	4,540,261
19,457	BRE Properties, Inc.	973,239
32,851	Camden Property Trust	2,271,318
24,376	Campus Crest Communities, Inc.	281,299
34,964	Education Realty Trust, Inc.	357,682
10,539	Equity Lifestyle Properties, Inc.	828,260
82,190	Equity Residential	4,771,952
13,999	Essex Property Trust, Inc.	2,224,721
12,887	Home Properties, Inc.	842,423
5,034	Mid-America Apartment Communities, Inc.	341,154
20,835	Post Properties, Inc.	1,031,124
10,617	Sun Communities, Inc.	528,302
53,594	UDR, Inc.	1,366,111

	Total	23,911,235

Retail REITS (24.8%)
17,863	Acadia Realty Trust	441,038
3,536	AmREIT, Inc.	68,386
38,739	CBL & Associates Properties, Inc.	829,789
10,925	Cedar Realty Trust, Inc.	56,592
20,000	Cole Real Estate Investments, Inc.[a]	228,800
127,606	DDR Corporation	2,124,640
16,517	Equity One, Inc.	373,780
11,132	Excel Trust, Inc.	142,601

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (99.1%)	Value
Retail REITS (24.8%) - continued
15,195	Federal Realty Investment Trust	$1,575,418
135,205	General Growth Properties, Inc.	2,686,523
55,924	Glimcher Realty Trust	610,690
25,832	Inland Real Estate Corporation	264,003
82,387	Kimco Realty Corporation	1,765,553
19,247	Kite Realty Group Trust	116,059
34,166	Macerich Company	2,083,101
18,286	National Retail Properties, Inc.	629,038
12,526	Pennsylvania Real Estate Investment Trust	236,491
28,348	Ramco-Gershenson Properties Trust	440,244
5,500	Realty Income Corporation	230,560
23,692	Regency Centers Corporation	1,203,791
9,222	Retail Opportunity Investments Corporation	128,186
16,500	Retail Properties of America, Inc.	235,620
2,138	Saul Centers, Inc.	95,056
85,661	Simon Property Group, Inc.	13,527,585
23,863	Tanger Factory Outlet Centers, Inc.	798,456
15,941	Taubman Centers, Inc.	1,197,966
6,500	Urstadt Biddle Properties, Inc.	131,105
23,142	Weingarten Realty Investors	712,079

	Total	32,933,150

Specialized REITS (28.8%)
22,600	American Tower Corporation	1,653,642
16,278	Ashford Hospitality Trust, Inc.	186,383
3,100	Aviv REIT, Inc.	78,399
21,177	Chatham Lodging Trust	363,821
31,233	Chesapeake Lodging Trust	649,334
9,444	Corrections Corporation of America REIT	319,868
53,072	CubeSmart	848,091
43,095	DiamondRock Hospitality Company	401,645
12,183	EPR Properties	612,439
37,420	Extra Space Storage, Inc.	1,569,021
20,843	FelCor Lodging Trust, Inc.[a]	123,182
94,944	HCP, Inc.	4,314,255
66,352	Health Care REIT, Inc.	4,447,575
23,262	Healthcare Realty Trust, Inc.	593,181
49,147	Hersha Hospitality Trust	277,189
14,249	Hospitality Properties Trust	374,464
195,140	Host Hotels & Resorts, Inc.	3,292,012
25,690	LaSalle Hotel Properties	634,543
8,522	LTC Properties, Inc.	332,784
25,964	Medical Properties Trust, Inc.	371,805
14,661	Omega Healthcare Investors, Inc.	454,784
19,508	Pebblebrook Hotel Trust	504,282
5,465	Plum Creek Timber Company, Inc.	255,052
33,483	Public Storage, Inc.	5,133,948
11,494	Rayonier, Inc. REIT	636,653
26,080	RLJ Lodging Trust	586,539
5,792	Sabra Healthcare REIT, Inc.	151,229
25,466	Senior Housing Property Trust	660,333
4,099	Sovran Self Storage, Inc.	265,574
79,774	Strategic Hotels & Resorts, Inc.[a]	706,798
35,457	Summit Hotel Properties, Inc.	335,069
75,074	Sunstone Hotel Investors, Inc.[a]	906,894
76,120	Ventas, Inc.	5,287,295
28,900	Weyerhaeuser Company REIT	823,361

	Total	38,151,444

	Total Common Stock (cost $136,297,133)	131,391,197

Shares or Principal Amount	Short-Term Investments (0.8%)
	Thrivent Cash Management Trust
1,127,562	0.080%	1,127,562

	Total Short-Term Investments (at amortized cost)	1,127,562

	Total Investments (cost $137,424,695) 99.9%	$132,518,759

	Other Assets and Liabilities, Net 0.1%	69,037

	Total Net Assets 100.0%	$132,587,796

a	Non-income producing security.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,433,500
Gross unrealized depreciation	(22,353,707)

Net unrealized appreciation (depreciation)	$(4,920,207)

Cost for federal income tax purposes	$137,438,966

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified Real Estate Activities	90,734	90,734	—	—
Diversified REITS	8,496,048	8,496,048	—	—
Homebuilding	306,171	306,171	—	—
Hotels, Resorts & Cruise Lines	1,067,406	1,067,406	—	—
Industrial REITS	6,725,448	6,725,448	—	—
Mortgage REITS	244,296	244,296	—	—
Office REITS	18,759,551	18,759,551	—	—
Real Estate Operating Companies	554,388	554,388	—	—
Real Estate Services	151,326	151,326	—	—
Residential REITS	23,911,235	23,911,235	—	—
Retail REITS	32,933,150	32,933,150	—	—
Specialized REITS	38,151,444	38,151,444	—	—
Short-Term Investments	1,127,562	1,127,562	—	—

Total	$132,518,759	$132,518,759	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Short Term Investment	$746,798	$14,139,162	$13,758,398	1,127,562	$1,127,562	$575
Total Value and Income Earned	746,798				1,127,562	575

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.5%)	Value
Consumer Discretionary (18.3%)
11,820	Aeropostale, Inc.[a]	$163,116
36,680	American Axle & Manufacturing Holdings, Inc.[a]	683,348
34,070	American Public Education, Inc.[a]	1,266,041
119,345	ANN, Inc.[a]	3,962,254
30,260	Arctic Cat, Inc.	1,361,095
13,070	Asbury Automotive Group, Inc.[a]	524,107
59,970	Brunswick Corporation	1,916,042
7,500	Buffalo Wild Wings, Inc.[a]	736,200
10,830	Children’s Place Retail Stores, Inc.[a]	593,484
33,810	Chuy’s Holdings, Inc.[a]	1,296,275
18,640	Cracker Barrel Old Country Store, Inc.	1,764,463
4,100	Dorman Products, Inc.	187,083
25,350	E.W. Scripps Company[a]	394,953
37,020	Entravision Communications Corporation	227,673
91,040	Fifth & Pacific Companies, Inc.[a]	2,033,834
43,240	Five Below, Inc.[a,b]	1,589,502
72,750	Francesca’s Holdings Corporation[a,b]	2,021,723
68,230	HomeAway, Inc.[a]	2,206,558
74,500	Imax Corporation[a,b]	1,852,070
13,690	ITT Educational Services, Inc.[a,b]	334,036
20,130	Krispy Kreme Doughnuts, Inc.[a]	351,269
32,970	Meritage Homes Corporation[a]	1,429,579
8,810	Movado Group, Inc.	298,042
14,740	Multimedia Games Holding Company, Inc.[a]	384,272
32,790	Nexstar Broadcasting Group, Inc.	1,162,733
9,930	Oxford Industries, Inc.	619,632
81,290	Pier 1 Imports, Inc.	1,909,502
9,450	Red Robin Gourmet Burgers, Inc.[a]	521,451
154,780	SHFL Entertainment, Inc.[a]	2,741,154
50,070	Shutterfly, Inc.[a]	2,793,405
57,320	Sotheby’s Holdings, Inc.	2,173,001
54,980	Taylor Morrison Home Corporation[a]	1,340,412
61,840	Tenneco, Inc.[a]	2,800,115
91,300	Texas Roadhouse, Inc.	2,284,326
34,350	Vail Resorts, Inc.[b]	2,113,212
23,830	Vitamin Shoppe, Inc.[a]	1,068,537
61,310	Zumiez, Inc.[a,b]	1,762,663

	Total	50,867,162

Consumer Staples (4.6%)
106,520	B&G Foods, Inc.	3,627,006
4,680	Boston Beer Company, Inc.[a,b]	798,595
29,950	Hain Celestial Group, Inc.[a]	1,945,852
50,780	Susser Holdings Corporation[a]	2,431,346
6,880	TreeHouse Foods, Inc.[a]	450,915
63,950	United Natural Foods, Inc.[a]	3,452,661

	Total	12,706,375

Energy (4.9%)
14,660	Bonanza Creek Energy, Inc.[a]	519,844
28,560	Diamondback Energy, Inc.[a]	951,619
27,020	Dril-Quip, Inc.[a]	2,439,636
86,930	Energy XXI, Ltd.[b]	1,928,107
15,450	EPL Oil & Gas, Inc.[a]	453,612
43,340	Gulfport Energy Corporation[a]	2,040,014
246,020	Kodiak Oil & Gas Corporation[a]	2,187,118
4,980	PDC Energy, Inc.[a]	256,370
63,040	Rex Energy Corporation[a]	1,108,243
43,530	Rosetta Resources, Inc.[a]	1,850,896

	Total	13,735,459

Financials (6.0%)
50,376	Bank of the Ozarks, Inc.	2,182,792
20,330	Campus Crest Communities, Inc.	234,608
69,120	Corporate Office Properties Trust	1,762,560
218,695	Education Realty Trust, Inc.	2,237,250
44,430	eHealth, Inc.[a]	1,009,450
198,740	Hersha Hospitality Trust	1,120,894
30,100	Home Loan Servicing Solutions, Ltd.	721,497
10,590	Infinity Property & Casualty Corporation	632,858
28,700	OFG Bancorp[a,b]	519,757
9,850	Portfolio Recovery Associates, Inc.[a]	1,513,255
3,840	Sovran Self Storage, Inc.	248,794
14,980	Stewart Information Services Corporation	392,326
7,450	Sun Communities, Inc.	370,712
93,430	Tower Group International, Ltd.	1,916,249
27,070	Umpqua Holdings Corporation	406,321
121,940	WisdomTree Investments, Inc.[a]	1,410,846

	Total	16,680,169

Health Care (18.5%)
80,790	Acadia Healthcare Company, Inc.[a]	2,671,725
164,552	ACADIA Pharmaceuticals, Inc.[a,b]	2,986,619
31,580	Aegerion Pharmaceuticals, Inc.[a,b]	2,000,277
75,570	Air Methods Corporation[b]	2,560,312
149,984	Akorn, Inc.[a]	2,027,784
62,920	Align Technology, Inc.[a]	2,330,557
13,900	Analogic Corporation	1,012,337
21,750	ArthroCare Corporation[a]	751,027
51,550	Auxilium Pharmaceuticals, Inc.[a]	857,277
25,810	BioScrip, Inc.[a]	425,865
83,190	Bruker Corporation[a]	1,343,518
50,410	CardioNet, Inc.[a]	297,419
57,410	Cepheid, Inc.[a]	1,976,052
42,860	Cubist Pharmaceuticals, Inc.[a]	2,070,138
38,700	Cyberonics, Inc.[a]	2,010,852
14,500	Cynosure, Inc.[a]	376,710
9,370	Emeritus Corporation[a]	217,197
13,460	Enanta Pharmaceuticals, Inc.[a]	238,377
8,850	Endologix, Inc.[a]	117,528
147,530	Health Management Associates, Inc.[a]	2,319,172
20,080	Molina Healthcare, Inc.[a,b]	746,574
129,760	Neurocrine Biosciences, Inc.[a]	1,736,189
179,800	NPS Pharmaceuticals, Inc.[a]	2,714,980
37,126	PAREXEL International Corporation[a]	1,705,568
30,270	Pharmacyclics, Inc.[a]	2,405,557
6,990	QLT, Inc.	30,686

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.5%)	Value
Health Care (18.5%) - continued
24,920	Questcor Pharmaceuticals, Inc.[b]	$1,132,863
17,620	Receptos, Inc.[a,b]	350,462
31,640	Santarus, Inc.[a]	666,022
29,540	Sarepta Therapeutics, Inc.[a,b]	1,123,997
21,991	Synageva BioPharma Corporation[a]	923,622
50,740	Team Health Holdings, Inc.[a]	2,083,892
35,413	Teleflex, Inc.	2,744,153
72,700	Viropharma, Inc.[a]	2,082,855
33,750	West Pharmaceutical Services, Inc.	2,371,275

	Total	51,409,438

Industrials (16.9%)
28,410	Alaska Air Group, Inc.[a]	1,477,320
73,860	Avis Budget Group, Inc.[a]	2,123,475
46,850	Belden, Inc.	2,339,220
72,510	CAI International, Inc.[a]	1,709,061
24,150	Chart Industries, Inc.[a]	2,272,274
39,630	Clean Harbors, Inc.[a]	2,002,504
8,160	Copa Holdings SA	1,069,939
9,570	EnPro Industries, Inc.[a]	485,773
42,430	Generac Holdings, Inc.	1,570,334
24,740	Genesee & Wyoming, Inc.[a]	2,098,942
45,120	Heico Corporation	2,272,694
79,020	Hexcel Corporation[a]	2,690,631
36,790	Huron Consulting Group, Inc.[a]	1,701,170
72,690	MasTec, Inc.[a]	2,391,501
9,650	Middleby Corporation[a]	1,641,368
47,130	Old Dominion Freight Line, Inc.[a]	1,961,551
104,580	On Assignment, Inc.[a]	2,794,378
23,670	Ply Gem Holdings, Inc.[a]	474,820
14,920	Primoris Services Corporation	294,222
35,010	Proto Labs, Inc.[a,b]	2,274,600
87,090	Thermon Group Holdings, Inc.[a]	1,776,636
5,800	Trex Company, Inc.[a]	275,442
64,220	TrueBlue, Inc.[a]	1,351,831
139,160	US Airways Group, Inc.[a,b]	2,285,007
85,220	USG Corporation[a,b]	1,964,321
8,760	WageWorks, Inc.[a]	301,782
32,050	Watts Water Technologies, Inc.	1,453,147
52,376	Woodward, Inc.	2,095,040

	Total	47,148,983

Information Technology (24.6%)
7,920	ANSYS, Inc.[a]	578,952
96,110	Aspen Technology, Inc.[a]	2,767,007
67,530	Bottomline Technologies, Inc.[a]	1,707,834
4,270	CalAmp Corporation[a]	62,342
6,700	Callidus Software, Inc.[a]	44,153
111,750	Cardtronics, Inc.[a]	3,084,300
76,750	Cavium, Inc.[a]	2,714,648
132,130	Ciena Corporation[a,b]	2,565,965
52,970	Cognex Corporation	2,395,303
8,550	Coherent, Inc.	470,848
29,500	CommVault Systems, Inc.[a]	2,238,755
61,145	Cornerstone OnDemand, Inc.[a,b]	2,646,967
15,280	Diodes, Inc.[a]	396,822
35,570	Electronics for Imaging, Inc.[a]	1,006,275
84,550	Ellie Mae, Inc.[a]	1,951,414
149,020	Fairchild Semiconductor International, Inc.[a]	2,056,476
67,510	Guidewire Software, Inc.[a]	2,838,796
13,830	Heartland Payment Systems, Inc.[b]	515,167
12,360	Imperva, Inc.[a]	556,694
60,800	Infoblox, Inc.[a]	1,779,008
4,660	Interactive Intelligence Group[a]	240,456
25,890	IPG Photonics Corporation[b]	1,572,300
51,700	Ixia[a]	951,280
9,750	Manhattan Associates, Inc.[a]	752,310
47,020	MAXIMUS, Inc.	3,502,050
8,960	Methode Electronics, Inc.	152,410
115,620	Monolithic Power Systems, Inc.	2,787,598
15,890	Monotype Imaging Holdings, Inc.	403,765
17,070	NETGEAR, Inc.[a]	521,318
40,760	OSI Systems, Inc.[a]	2,625,759
5,300	QIWI plc	122,960
99,000	QLIK Technologies, Inc.[a]	2,798,730
10,350	Radware, Inc.[a,b]	142,726
421,770	RF Micro Devices, Inc.[a]	2,256,469
75,410	Semtech Corporation[a]	2,641,612
3,310	SPS Commerce, Inc.[a]	182,050
12,390	SunPower Corporation[a,b]	256,473
33,040	Synaptics, Inc.[a]	1,274,022
95,000	Synchronoss Technologies, Inc.[a]	2,932,650
131,780	Take-Two Interactive Software, Inc.[a]	1,972,747
15,700	Tyler Technologies, Inc.[a]	1,076,235
22,410	Ultimate Software Group, Inc.[a]	2,628,469
17,240	Web.com Group, Inc.[a]	441,344
35,220	WEX, Inc.[a]	2,701,374
20,490	Zillow, Inc.[a,b]	1,153,587

	Total	68,468,420

Materials (4.0%)
47,280	American Vanguard Corporation	1,107,771
214,620	Boise, Inc.	1,832,855
76,350	Chemtura Corporation[a]	1,549,905
118,360	Commercial Metals Company	1,748,177
27,780	Kaiser Aluminum Corporation	1,720,693
26,850	KapStone Paper and Packaging Corporation	1,078,833
87,340	PolyOne Corporation	2,164,285
2,950	Rentech Nitrogen Partners, LP	86,789

	Total	11,289,308

Telecommunications Services (0.3%)
31,890	Cogent Communications Group, Inc.	897,703

	Total	897,703

Utilities (0.4%)
8,092	Artesian Resources Corporation	180,290
15,880	Semgroup Corporation	855,297

	Total	1,035,587

	Total Common Stock (cost $226,164,104)	274,238,604

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Collateral Held for Securities Loaned (13.3%)	Value
37,118,637	Thrivent Cash Management Trust	$37,118,637

	Total Collateral Held for Securities Loaned (cost $37,118,637)	37,118,637

Shares or Principal Amount	Short-Term Investments (3.0%)
	Thrivent Cash Management Trust
8,425,702	0.080%	8,425,702

	Total Short-Term Investments (at amortized cost)	8,425,702

	Total Investments (cost $271,708,443) 114.8%	$319,782,943

	Other Assets and Liabilities, Net (14.8%)	(41,193,969)

	Total Net Assets 100.0%	$278,588,974

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$50,022,326
Gross unrealized depreciation	(2,605,710)

Net unrealized appreciation (depreciation)	$47,416,616
Cost for federal income tax purposes	$272,366,327

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	50,867,162	50,867,162	—	—
Consumer Staples	12,706,375	12,706,375	—	—
Energy	13,735,459	13,735,459	—	—
Financials	16,680,169	16,680,169	—	—
Health Care	51,409,438	51,409,438	—	—
Industrials	47,148,983	47,148,983	—	—
Information Technology	68,468,420	68,468,420	—	—
Materials	11,289,308	11,289,308	—	—
Telecommunications Services	897,703	897,703	—	—
Utilities	1,035,587	1,035,587	—	—
Collateral Held for Securities Loaned	37,118,637	37,118,637	—	—
Short-Term Investments	8,425,702	8,425,702	—	—

Total	$319,782,943	$319,782,943	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$25,442,945	$81,741,554	$70,065,862	37,118,637	$37,118,637	$167,526
Cash Management Trust- Short Term Investment	3,658,848	58,959,200	54,192,346	8,425,702	8,425,702	3,159
Total Value and Income Earned	29,101,793				45,544,339	170,685

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (15.7%)
213,000	Aaron’s, Inc.	$5,966,130
30,100	Ascent Capital Group, Inc.[a]	2,349,907
58,000	CSS Industries, Inc.	1,445,940
95,000	Dorman Products, Inc.[b]	4,334,850
104,000	Drew Industries, Inc.	4,089,280
64,500	Ethan Allen Interiors, Inc.[b]	1,857,600
140,000	Fifth & Pacific Companies, Inc.[a]	3,127,600
75,200	Fred’s, Inc.	1,164,848
100,000	Haverty Furniture Companies, Inc.	2,301,000
44,000	Hooker Furniture Corporation	715,440
68,000	M/I Homes, Inc.[a]	1,561,280
103,000	MarineMax, Inc.[a]	1,166,990
60,500	Matthews International Corporation	2,280,850
79,000	Men’s Wearhouse, Inc.	2,990,150
106,600	Meritage Homes Corporation[a]	4,622,176
180,400	Modine Manufacturing Company[a]	1,962,752
194,700	Orient-Express Hotels, Ltd.[a]	2,367,552
16,700	Red Robin Gourmet Burgers, Inc.[a]	921,506
160,000	Shiloh Industries, Inc.	1,670,400
47,900	Stanley Furniture Company, Inc.[a]	191,600
172,000	Stein Mart, Inc.	2,347,800
28,800	Steven Madden, Ltd.[a]	1,393,344

	Total	50,828,995

Consumer Staples (0.6%)
265,000	Alliance One International, Inc.[a]	1,007,000
39,100	Nash Finch Company	860,591

	Total	1,867,591

Energy (3.7%)
44,000	C&J Energy Services, Inc.[a,b]	852,280
8,300	CARBO Ceramics, Inc.[b]	559,669
102,000	Cloud Peak Energy, Inc.[a]	1,680,960
95,000	Gulf Island Fabrication, Inc.	1,819,250
230,000	Hercules Offshore, Inc.[a]	1,619,200
42,500	PDC Energy, Inc.[a]	2,187,900
92,000	Swift Energy Company[a,b]	1,103,080
260,000	Teekay Tankers, Ltd.[b]	683,800
135,000	Tetra Technologies, Inc.[a]	1,385,100

	Total	11,891,239

Financials (24.7%)
204,000	Ares Capital Corporation	3,508,800
35,000	Assured Guaranty, Ltd.	772,100
161,800	CBL & Associates Properties, Inc.	3,465,756
176,300	Cedar Realty Trust, Inc.	913,234
412,000	CoBiz Financial, Inc.	3,419,600
75,000	Columbia Banking System, Inc.	1,785,750
55,000	Compass Diversified Holdings	964,150
143,500	Cousins Properties, Inc.	1,449,350
172,519	East West Bancorp, Inc.	4,744,272
53,900	Employers Holdings, Inc.	1,317,855
129,900	First Potomac Realty Trust	1,696,494
97,000	Glacier Bancorp, Inc.	2,152,430
96,500	Golub Capital BDC, Inc.	1,688,750
65,300	Hatteras Financial Corporation	1,608,992
199,000	Hercules Technology Growth Capital, Inc.	2,774,060
186,000	Home Bancshares, Inc.	4,830,420
29,000	iShares Russell 2000 Value Index Fund	2,491,100
67,000	JMP Group, Inc.	444,880
54,200	Kilroy Realty Corporation	2,873,142
371,000	Kite Realty Group Trust	2,237,130
91,000	LaSalle Hotel Properties	2,247,700
5,022	Markel Corporation[a]	2,646,343
119,400	Meadowbrook Insurance Group, Inc.	958,782
82,000	National Interstate Corporation	2,398,500
18,000	Potlatch Corporation	727,920
140,000	ProAssurance Corporation	7,302,400
8,200	PS Business Parks, Inc.	591,794
110,000	Radian Group, Inc.[b]	1,278,200
213,200	Redwood Trust, Inc.	3,624,400
139,000	Safeguard Scientifics, Inc.[a]	2,230,950
122,000	Sandy Spring Bancorp, Inc.	2,637,640
18,200	Stifel Financial Corporation[a]	649,194
56,500	SVB Financial Group[a]	4,707,580
68,000	Wintrust Financial Corporation	2,603,040

	Total	79,742,708

Health Care (4.1%)
14,300	Analogic Corporation	1,041,469
7,200	Atrion Corporation	1,574,712
39,100	National Healthcare Corporation	1,868,980
96,000	Triple-S Management Corporation[a]	2,061,120
106,500	Vanguard Health Systems, Inc.[a]	2,208,810
63,000	West Pharmaceutical Services, Inc.	4,426,380

	Total	13,181,471

Industrials (25.7%)
126,000	A.O. Smith Corporation	4,571,280
101,000	Aegion Corporation[a]	2,273,510
90,500	Alaska Air Group, Inc.[a]	4,706,000
41,000	Applied Industrial Technologies, Inc.	1,981,530
35,200	Astec Industries, Inc.	1,207,008
145,500	Beacon Roofing Supply, Inc.[a]	5,511,540
60,000	Belden, Inc.	2,995,800
38,800	Circor International, Inc.	1,973,368
95,000	Comfort Systems USA, Inc.	1,417,400
90,000	Dolan Company[a]	146,700
56,200	Franklin Electric Company, Inc.	1,891,130
24,500	FTI Consulting, Inc.[a]	805,805
66,000	G & K Services, Inc.	3,141,600
65,500	Genesee & Wyoming, Inc.[a]	5,557,020
114,000	Gibraltar Industries, Inc.[a]	1,659,840
111,000	Greenbrier Companies, Inc.[a]	2,705,070
44,000	Hub Group, Inc.[a]	1,602,480
54,300	IDEX Corporation	2,921,883
52,000	Kaman Corporation	1,797,120
151,000	Kforce, Inc.	2,204,600
79,000	Kirby Corporation[a]	6,283,660
140,000	Kratos Defense & Security Solutions, Inc.[a,b]	907,200
26,400	Landstar System, Inc.	1,359,600
121,000	McGrath Rentcorp	4,133,360
43,000	Mine Safety Appliances Company	2,001,650
129,400	Navigant Consulting, Inc.[a]	1,552,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (97.2%)	Value
Industrials (25.7%) - continued
44,900	Nordson Corporation	$3,112,019
76,200	Pike Electric Corporation	937,260
15,000	RBC Bearings, Inc.[a]	779,250
9,779	Sterling Construction Company, Inc.[a]	88,598
47,000	Sun Hydraulics Corporation[b]	1,470,160
31,600	Universal Forest Products, Inc.	1,261,472
86,000	Universal Truckload Services, Inc.[a]	2,073,460
94,000	Vitran Corporation, Inc.[a]	614,760
68,000	Waste Connections, Inc.	2,797,520
70,000	Woodward, Inc.	2,800,000

	Total	83,243,453

Information Technology (9.0%)
78,000	Accelrys, Inc.[a]	655,200
83,000	Advanced Energy Industries, Inc.[a]	1,445,030
49,100	ATMI, Inc.[a]	1,161,215
111,800	Brooks Automation, Inc.	1,087,814
62,900	Cabot Microelectronics Corporation[a]	2,076,329
29,600	Cognex Corporation	1,338,512
67,000	Cohu, Inc.	837,500
134,200	Electro Rent Corporation	2,253,218
121,700	Electro Scientific Industries, Inc.	1,309,492
175,000	Intevac, Inc.[a]	990,500
18,300	Littelfuse, Inc.	1,365,363
95,000	Methode Electronics, Inc.	1,615,950
69,600	Monotype Imaging Holdings, Inc.	1,768,536
42,000	Newport Corporation[a]	585,060
113,000	Progress Software Corporation[a]	2,600,130
170,000	ShoreTel, Inc.[a]	685,100
330,000	Sonus Networks, Inc.[a]	993,300
69,000	Synnex Corporation[a,b]	2,917,320
81,000	Teradyne, Inc.[a]	1,423,170
68,000	Xyratex, Ltd.	684,080
84,000	Zygo Corporation[a]	1,328,040

	Total	29,120,859

Materials (8.3%)
42,500	AMCOL International Corporation	1,346,825
74,000	AptarGroup, Inc.	4,085,540
28,000	Carpenter Technology Corporation	1,261,960
83,500	Clearwater Paper Corporation[a]	3,929,510
60,100	Franco-Nevada Corporation	2,151,531
25,000	Haynes International, Inc.	1,196,750
105,000	Innospec, Inc.	4,218,900
52,000	Minerals Technologies, Inc.	2,149,680
127,500	Myers Industries, Inc.	1,913,775
37,000	Schnitzer Steel Industries, Inc.	865,060
18,900	Texas Industries, Inc.[a,b]	1,231,146
220,000	Wausau Paper Corporation	2,508,000

	Total	26,858,677

Telecommunications Services (0.4%)
103,000	Premiere Global Services, Inc.[a]	1,243,210

	Total	1,243,210

Utilities (5.0%)
32,500	Black Hills Corporation	1,584,375
105,000	Cleco Corporation	4,875,150
72,000	El Paso Electric Company	2,542,320
57,700	NorthWestern Corporation	2,302,230
61,800	PNM Resources, Inc.	1,371,342
69,700	Southwest Gas Corporation	3,261,263
8,600	UNS Energy Corporation	384,678

	Total	16,321,358

	Total Common Stock (cost $213,370,549)	314,299,561

	Preferred Stock (0.2%)
Health Care (0.2%)
46,367	National Healthcare Corporation, Convertible[c]	681,595

	Total	681,595

	Total Preferred Stock (cost $627,545)	681,595

	Collateral Held for Securities Loaned (3.5%)
11,398,190	Thrivent Cash Management Trust	11,398,190
	Total Collateral Held for Securities Loaned (cost $11,398,190)	11,398,190

Shares or Principal Amount	Short-Term Investments (2.7%)
	Thrivent Cash Management Trust
8,568,993	0.080%	8,568,993

	Total Short-Term
	Investments (at amortized cost)	8,568,993

	Total Investments (cost $233,965,277) 103.6%	$334,948,339

	Other Assets and Liabilities, Net (3.6%)	(11,563,646)

	Total Net Assets 100.0%	$323,384,693

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$111,342,813
Gross unrealized depreciation	(13,094,140)

Net unrealized appreciation (depreciation)	$98,248,673
Cost for federal income tax purposes	$236,699,666

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	50,828,995	50,828,995	—	—
Consumer Staples	1,867,591	1,867,591	—	—
Energy	11,891,239	11,891,239	—	—
Financials	79,742,708	79,742,708	—	—
Health Care	13,181,471	13,181,471	—	—
Industrials	83,243,453	83,243,453	—	—
Information Technology	29,120,859	29,120,859	—	—
Materials	26,858,677	24,707,146	2,151,531	—
Telecommunications Services	1,243,210	1,243,210	—	—
Utilities	16,321,358	16,321,358	—	—
Preferred Stock
Health Care	681,595	681,595	—	—
Collateral Held for Securities Loaned	11,398,190	11,398,190	—	—
Short-Term Investments	8,568,993	8,568,993	—	—

Total	$334,948,339	$332,796,808	$2,151,531	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Partner Small Cap Value Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	219
Total Foreign Exchange Contracts		219

Total		$219

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$6,309,263	$43,278,377	$38,189,450	11,398,190	$11,398,190	$32,667
Cash Management Trust- Short Term Investment	8,475,149	8,456,856	8,363,012	8,568,993	8,568,993	3,473
Total Value and Income Earned	14,784,412				19,967,183	36,140

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (88.5%)	Value
Consumer Discretionary (13.0%)
85,500	Cheesecake Factory, Inc.	$3,581,595
201,231	Foot Locker, Inc.	7,069,245
67,810	GNC Holdings, Inc.	2,997,880
63,747	MDC Partners, Inc.	1,149,996
152,900	Meredith Corporation[a]	7,293,330
159,160	Nexstar Broadcasting Group, Inc.	5,643,814
83,570	Papa John’s International, Inc.[b]	5,462,971
258,362	Pier 1 Imports, Inc.	6,068,923

	Total	39,267,754

Consumer Staples (3.8%)
75,564	Annie’s, Inc.[a,b]	3,229,605
125,537	Ingredion, Inc.	8,237,738

	Total	11,467,343

Energy (4.4%)
123,600	Oasis Petroleum, Inc.[b]	4,804,332
190,200	Patterson-UTI Energy, Inc.	3,681,321
265,690	Rex Energy Corporation[b]	4,670,830

	Total	13,156,483

Financials (23.0%)
45,996	Affiliated Managers Group, Inc.[b]	7,540,584
43,600	Allied World Assurance Company Holdings AG	3,989,836
70,700	American Assets Trust, Inc.	2,181,802
105,400	Aspen Insurance Holdings, Ltd.	3,909,286
66,250	Colonial Properties Trust	1,597,950
357,400	DCT Industrial Trust, Inc.	2,555,410
35,300	Extra Space Storage, Inc.	1,480,129
93,800	HCC Insurance Holdings, Inc.	4,043,718
92,400	iShares Russell 2000 Index Fund	8,977,584
81,800	Pebblebrook Hotel Trust	2,114,530
257,382	Popular, Inc.[b]	7,806,396
64,000	ProAssurance Corporation	3,338,240
94,100	SVB Financial Group[b]	7,840,412
20,550	Taubman Centers, Inc.	1,544,333
123,800	Terreno Realty Corporation	2,294,014
134,440	Tower Group International, Ltd.	2,757,364
185,303	Zions Bancorporation	5,351,551

	Total	69,323,139

Health Care (5.7%)
172,300	Akorn, Inc.[b]	2,329,496
138,200	Align Technology, Inc.[b]	5,118,928
22,025	ExamWorks Group, Inc.[b]	467,591
47,939	HeartWare International, Inc.[b]	4,559,478
121,040	Hologic, Inc.[b]	2,336,072
95,900	Neurocrine Biosciences, Inc.[b]	1,283,142
51,558	NuVasive, Inc.[b]	1,278,123

	Total	17,372,830

Industrials (18.1%)
183,310	Actuant Corporation	6,043,731
90,300	Acuity Brands, Inc.	6,819,456
136,900	DigitalGlobe, Inc.[b]	4,245,269
233,904	EMCOR Group, Inc.	9,508,197
156,900	GATX Corporation	7,441,767
125,700	HNI Corporation	4,533,999
110,900	Landstar System, Inc.	5,711,350
63,500	Manpower, Inc.	3,479,800
60,160	Tennant Company	2,903,923
100,000	Woodward, Inc.	4,000,000

	Total	54,687,492

Information Technology (11.1%)
390,500	Atmel Corporation[b]	2,870,175
111,600	ExactTarget, Inc.[b]	3,763,152
73,900	Guidewire Software, Inc.[b]	3,107,495
70,800	Informatica Corporation[b]	2,476,584
5,637	Itron, Inc.[b]	239,178
176,945	Plantronics, Inc.	7,771,425
403,720	Teradyne, Inc.[b]	7,093,360
447,400	Vishay Intertechnology, Inc.[b]	6,214,386

	Total	33,535,755

Materials (5.1%)
75,100	Buckeye Technologies, Inc.	2,781,704
43,700	Eagle Materials, Inc.	2,895,999
102,000	H.B. Fuller Company	3,856,620
85,400	Materials Select Sector SPDR Fund	3,274,236
188,200	SunCoke Energy, Inc.[b]	2,638,564

	Total	15,447,123

Utilities (4.3%)
253,100	PNM Resources, Inc.	5,616,289
155,287	Southwest Gas Corporation	7,265,879

	Total	12,882,168

	Total Common Stock (cost $217,620,318)	267,140,087

	Collateral Held for Securities Loaned (3.6%)
10,762,540	Thrivent Cash Management Trust	10,762,540

	Total Collateral Held for Securities Loaned (cost $10,762,540)	10,762,540

Shares or Principal Amount	Short-Term Investments (12.0%)
	Federal Home Loan Bank Discount Notes
100,000	0.093%, 11/22/2013[c,d]	99,962
	Federal National Mortgage Association Discount Notes
1,300,000	0.100%, 12/4/2013[c,d]	1,299,430
	Thrivent Cash Management Trust
34,991,227	0.080%	34,991,227

	Total Short-Term Investments (at amortized cost)	36,390,619

	Total Investments (cost $264,773,477) 104.1%	$314,293,246

	Other Assets and Liabilities, Net (4.1%)	(12,436,004)

	Total Net Assets 100.0%	$301,857,242

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 28, 2013, $1,399,392 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$52,540,916
Gross unrealized depreciation	(2,890,277)

Net unrealized appreciation (depreciation)	$49,650,639
Cost for federal income tax purposes	$264,642,607

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	39,267,754	39,267,754	—	—
Consumer Staples	11,467,343	11,467,343	—	—
Energy	13,156,483	13,156,483	—	—
Financials	69,323,139	69,323,139	—	—
Health Care	17,372,830	17,372,830	—	—
Industrials	54,687,492	54,687,492	—	—
Information Technology	33,535,755	33,535,755	—	—
Materials	15,447,123	15,447,123	—	—
Utilities	12,882,168	12,882,168	—	—
Collateral Held for Securities Loaned	10,762,540	10,762,540	—	—
Short-Term Investments	36,390,619	34,991,227	1,399,392	—

Total	$314,293,246	$312,893,854	$1,399,392	$—

Other Financial Instruments
Asset Derivatives
Futures Contracts	238,441	238,441	—	—

Total Asset Derivatives	$238,441	$238,441	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	278	September 2013	$26,858,219	$27,096,660	$238,441
Total Futures Contracts					$238,441

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Small Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	238,441
Total Equity Contracts		238,441

Total Asset Derivatives		$238,441

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Small Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	3,955,441
Total Equity Contracts		3,955,441
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(8,448)
Total Foreign Exchange Contracts		(8,448)

Total		$3,946,993

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Small Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	194,790
Total Equity Contracts		194,790
Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	1,761
Total Foreign Exchange Contracts		1,761

Total		$196,551

The following table presents Small Cap Stock Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Equity Contracts	$27,688,471	9.4%	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$71,366	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$14,564,224	$58,235,318	$62,037,002	10,762,540	$10,762,540	$83,548
Cash Management Trust- Short Term Investment	37,664,178	35,545,100	38,218,051	34,991,227	34,991,227	16,298
Total Value and Income Earned	52,228,402				45,753,767	99,846

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (16.3%)
11,600	American Greetings Corporation	$211,352
6,500	American Public Education, Inc.[a]	241,540
9,700	Arbitron, Inc.	450,565
4,800	Arctic Cat, Inc.	215,904
6,300	Big 5 Sporting Goods Corporation	138,285
415	Biglari Holdings, Inc.[a]	170,316
9,100	BJ’s Restaurants, Inc.[a]	337,610
4,600	Blue Nile, Inc.[a]	173,788
3,900	Blyth, Inc.[b]	54,444
20,700	Boyd Gaming Corporation[a]	233,910
14,925	Brown Shoe Company, Inc.	321,335
33,100	Brunswick Corporation	1,057,545
10,050	Buckle, Inc.[b]	522,801
6,800	Buffalo Wild Wings, Inc.[a]	667,488
26,000	Callaway Golf Company[b]	171,080
4,100	Capella Education Company[a]	170,765
18,700	Career Education Corporation[a]	54,230
9,900	Cato Corporation	247,104
6,125	CEC Entertainment, Inc.	251,370
8,300	Children’s Place Retail Stores, Inc.[a]	454,840
13,325	Christopher & Banks Corporation[a]	89,810
10,300	Coinstar, Inc.[a,b]	604,301
28,700	Corinthian Colleges, Inc.[a,b]	64,288
8,700	Cracker Barrel Old Country Store, Inc.	823,542
32,300	Crocs, Inc.[a]	532,950
9,300	Digital Generation, Inc.[a,b]	68,541
5,900	DineEquity, Inc.	406,333
9,900	Dorman Products, Inc.	451,737
7,000	Drew Industries, Inc.	275,240
10,833	E.W. Scripps Company[a]	168,778
9,550	Ethan Allen Interiors, Inc.[b]	275,040
43,900	Fifth & Pacific Companies, Inc.[a]	980,726
18,093	Finish Line, Inc.	395,513
16,200	Francesca’s Holdings Corporation[a,b]	450,198
12,450	Fred’s, Inc.	192,851
8,800	Genesco, Inc.[a]	589,512
8,000	Group 1 Automotive, Inc.	514,640
15,900	Harte-Hanks, Inc.	136,740
7,200	Haverty Furniture Companies, Inc.	165,672
11,600	Helen of Troy, Ltd.[a]	445,092
9,550	Hibbett Sports, Inc.[a]	530,025
23,000	Hillenbrand, Inc.	545,330
20,900	Iconix Brand Group, Inc.[a,b]	614,669
14,200	Interval Leisure Group, Inc.	282,864
9,600	iRobot Corporation[a]	381,792
5,700	ITT Educational Services, Inc.[a,b]	139,080
16,200	Jack in the Box, Inc.[a]	636,498
7,653	JAKKS Pacific, Inc.[b]	86,096
10,262	Joseph A. Bank Clothiers, Inc.[a]	424,026
5,500	Kirkland’s, Inc.[a]	94,875
19,200	La-Z-Boy, Inc.	389,184
8,300	Lincoln Educational Services	43,741
7,700	Lithia Motors, Inc.	410,487
52,718	Live Nation Entertainment, Inc.[a]	817,129
10,000	Lumber Liquidators Holdings, Inc.[a,b]	778,700
8,800	M/I Homes, Inc.[a]	202,048
8,500	Maidenform Brands, Inc.[a]	147,305
6,900	Marcus Corporation	87,768
8,800	MarineMax, Inc.[a]	99,704
10,700	Marriott Vacations Worldwide Corporation[a]	462,668
17,300	Men’s Wearhouse, Inc.	654,805
11,500	Meritage Homes Corporation[a]	498,640
3,500	Monarch Casino & Resort, Inc.[a]	59,010
10,750	Monro Muffler Brake, Inc.[b]	516,538
6,500	Movado Group, Inc.	219,895
10,500	Multimedia Games Holding Company, Inc.[a]	273,735
10,500	NutriSystem, Inc.	123,690
31,800	OfficeMax, Inc.[b]	325,314
5,200	Oxford Industries, Inc.	324,480
6,000	Papa John’s International, Inc.[a]	392,220
19,400	Pep Boys—Manny, Moe & Jack[a]	224,652
4,300	Perry Ellis International, Inc.	87,333
7,400	PetMed Express, Inc.[b]	93,240
21,400	Pinnacle Entertainment, Inc.[a]	420,938
17,112	Pool Corporation	896,840
46,000	Quiksilver, Inc.[a]	296,240
4,700	Red Robin Gourmet Burgers, Inc.[a]	259,346
21,000	Ruby Tuesday, Inc.[a]	193,830
5,700	Rue21, Inc.[a]	237,177
13,100	Ruth’s Hospitality Group, Inc.	158,117
16,800	Ryland Group, Inc.[b]	673,680
20,400	Select Comfort Corporation[a]	511,224
20,625	SHFL Entertainment, Inc.[a]	365,269
14,100	Skechers USA, Inc.[a]	338,541
12,600	Sonic Automotive, Inc.	266,364
19,252	Sonic Corporation[a]	280,309
11,400	Spartan Motors, Inc.	69,768
11,900	Stage Stores, Inc.	279,650
5,100	Stamps.com, Inc.[a]	200,889
7,200	Standard Motor Products, Inc.	247,248
52,900	Standard Pacific Corporation[a,b]	440,657
10,100	Stein Mart, Inc.	137,865
14,950	Steven Madden, Ltd.[a]	723,281
7,000	Sturm, Ruger & Company, Inc.[b]	336,280
8,500	Superior Industries International, Inc.	146,285
21,200	Texas Roadhouse, Inc.	530,424
8,900	True Religion Apparel, Inc.	281,774
15,600	Tuesday Morning Corporation[a]	161,772
5,500	Universal Electronic, Inc.[a]	154,715
7,800	Universal Technical Institute, Inc.	80,574
11,000	Vitamin Shoppe, Inc.[a]	493,240
7,000	VOXX International Corporation[a]	85,890
10,300	Winnebago Industries, Inc.[a]	216,197
18,400	Wolverine World Wide, Inc.[b]	1,004,824
9,600	Zale Corporation[a]	87,360
7,900	Zumiez, Inc.[a]	227,125

	Total	35,549,010

Consumer Staples (4.0%)
30,100	Alliance One International, Inc.[a]	114,380
6,400	Andersons, Inc.	340,416
19,300	B&G Foods, Inc.	657,165
3,100	Boston Beer Company, Inc.[a,b]	528,984
4,700	Calavo Growers, Inc.[b]	127,793

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Staples (4.0%) - continued
5,100	Cal-Maine Foods, Inc.	$237,201
14,000	Casey’s General Stores, Inc.	842,240
15,200	Central Garden & Pet Company[a]	104,880
43,200	Darling International, Inc.[a]	806,112
8,100	Diamond Foods, Inc.[a,b]	168,075
17,200	Hain Celestial Group, Inc.[a]	1,117,484
5,900	Inter Parfums, Inc.	168,268
5,500	J & J Snack Foods Corporation	427,900
4,500	Medifast, Inc.[a]	115,920
4,500	Nash Finch Company	99,045
18,700	Prestige Brands Holdings, Inc.[a]	544,918
7,300	Sanderson Farms, Inc.	484,866
2,900	Seneca Foods Corporation[a]	88,972
17,700	Snyders-Lance, Inc.	502,857
8,000	Spartan Stores, Inc.	147,520
13,300	TreeHouse Foods, Inc.[a]	871,682
5,370	WD-40 Company	292,558

	Total	8,789,236

Energy (4.7%)
12,200	Approach Resources, Inc.[a,b]	299,754
10,000	Basic Energy Services, Inc.[a]	120,900
13,200	Bristow Group, Inc.	862,224
16,500	C&J Energy Services, Inc.[a,b]	319,605
13,400	Carrizo Oil & Gas, Inc.[a]	379,622
22,300	Cloud Peak Energy, Inc.[a]	367,504
16,400	Comstock Resources, Inc.	257,972
4,700	Contango Oil & Gas Company	158,625
7,050	Era Group, Inc.[a]	184,358
24,000	Exterran Holdings, Inc.[a]	674,880
44,000	Forest Oil Corporation[a]	179,960
4,700	Geospace Technologies Corporation[a]	324,676
5,300	Gulf Island Fabrication, Inc.	101,495
25,200	Gulfport Energy Corporation[a]	1,186,164
11,800	Hornbeck Offshore Services, Inc.[a]	631,300
44,100	ION Geophysical Corporation[a]	265,482
12,400	Lufkin Industries, Inc.	1,097,028
9,500	Matrix Service Company[a]	148,010
21,700	Northern Oil and Gas, Inc.[a,b]	289,478
11,100	PDC Energy, Inc.[a]	571,428
20,100	Penn Virginia Corporation[a]	94,470
20,700	PetroQuest Energy, Inc.[a]	81,972
22,700	Pioneer Energy Services Corporation[a]	150,274
6,950	SEACOR Holdings, Inc.[b]	577,197
18,200	Stone Energy Corporation[a]	400,946
15,800	Swift Energy Company[a]	189,442
11,600	Tesco Corporation[a]	153,700
28,550	Tetra Technologies, Inc.[a]	292,923

	Total	10,361,389

Financials (21.0%)
20,128	Acadia Realty Trust	496,960
6,700	Amerisafe, Inc.	217,013
18,600	Associated Estates Realty Corporation	299,088
15,800	Bank Mutual Corporation	89,112
11,000	Bank of the Ozarks, Inc.	476,630
6,400	Banner Corporation	216,256
28,900	BBCN Bancorp, Inc.	410,958
28,900	Boston Private Financial Holdings, Inc.	307,496
25,600	Brookline Bancorp, Inc.	222,208
7,500	Calamos Asset Management, Inc.	78,750
10,500	Cash America International, Inc.	477,330
20,100	Cedar Realty Trust, Inc.	104,118
5,700	City Holding Company[b]	222,015
30,400	Colonial Properties Trust	733,248
18,700	Columbia Banking System, Inc.	445,247
14,600	Community Bank System, Inc.	450,410
7,900	Coresite Realty Corporation	251,299
38,400	Cousins Properties, Inc.	387,840
32,300	CVB Financial Corporation	379,848
71,567	DiamondRock Hospitality Company	667,004
10,675	Dime Community Bancshares, Inc.	163,541
11,000	EastGroup Properties, Inc.	618,970
7,200	eHealth, Inc.[a]	163,584
11,300	Employers Holdings, Inc.	276,285
8,600	Encore Capital Group, Inc.[a,b]	284,746
17,200	EPR Properties	864,644
17,500	EZCORP, Inc.[a]	295,400
53,100	F.N.B. Corporation	641,448
15,500	Financial Engines, Inc.	706,645
25,773	First Bancorp[a,b]	182,473
9,800	First Cash Financial Services, Inc.[a]	482,258
35,800	First Commonwealth Financial Corporation	263,846
21,200	First Financial Bancorp	315,880
10,950	First Financial Bankshares, Inc.[b]	609,477
27,412	First Midwest Bancorp, Inc.	376,093
12,700	Forestar Real Estate Group, Inc.[a]	254,762
31,900	Franklin Street Properties Corporation	421,080
26,196	Geo Group, Inc. REIT	889,354
9,800	Getty Realty Corporation	202,370
26,400	Glacier Bancorp, Inc.	585,816
20,000	Government Properties Income Trust	504,400
11,562	Hanmi Financial Corporation[a]	204,301
33,000	Healthcare Realty Trust, Inc.	841,500
12,000	HFF, Inc.	213,240
16,840	Home Bancshares, Inc.	437,335
14,500	Horace Mann Educators Corporation	353,510
8,300	Independent Bank Corporation	286,350
4,300	Infinity Property & Casualty Corporation	256,968
31,600	Inland Real Estate Corporation	322,952
14,900	Interactive Brokers Group, Inc.	237,953
13,700	Investment Technology Group, Inc.[a]	191,526
31,400	Kite Realty Group Trust	189,342
34,900	LaSalle Hotel Properties	862,030
67,259	Lexington Realty Trust	785,585
12,600	LTC Properties, Inc.	492,030
13,700	MarketAxess Holdings, Inc.	640,475
20,000	MB Financial, Inc.	536,000
17,174	Meadowbrook Insurance Group, Inc.	137,907
54,800	Medical Properties Trust, Inc.	784,736

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Financials (21.0%) - continued
15,600	Mid-America Apartment Communities, Inc.	$1,057,212
14,700	National Financial Partners[a]	372,057
43,100	National Penn Bancshares, Inc.	437,896
3,900	Navigators Group, Inc.[a]	222,456
16,100	NBT Bancorp, Inc.	340,837
34,300	Northwest Bancshares, Inc.	463,393
37,100	Old National Bancorp	513,093
14,300	Oritani Financial Corporation	224,224
14,400	PacWest Bancorp	441,360
15,300	Parkway Properties, Inc.	256,428
22,900	Pennsylvania Real Estate Investment Trust	432,352
12,000	Pinnacle Financial Partners, Inc.[a]	308,520
5,900	Piper Jaffray Companies[a]	186,499
6,200	Portfolio Recovery Associates, Inc.[a]	952,506
20,000	Post Properties, Inc.	989,800
23,000	PrivateBancorp, Inc.	487,830
22,600	ProAssurance Corporation	1,178,816
77,378	Prospect Capital Corporation	835,682
19,700	Provident Financial Services, Inc.	310,866
6,600	PS Business Parks, Inc.	476,322
6,200	RLI Corporation	473,742
10,900	S&T Bancorp, Inc.	213,640
13,700	Sabra Healthcare REIT, Inc.	357,707
4,700	Safety Insurance Group, Inc.	227,997
4,700	Saul Centers, Inc.	208,962
20,200	Selective Insurance Group, Inc.	465,004
6,100	Simmons First National Corporation	159,149
11,400	Sovran Self Storage, Inc.	738,606
11,400	Sterling Bancorp	132,468
7,600	Stewart Information Services Corporation	199,044
21,550	Stifel Financial Corporation[a]	768,689
68,200	Susquehanna Bancshares, Inc.	876,370
10,326	SWS Group, Inc.[a]	56,277
34,500	Tanger Factory Outlet Centers, Inc.	1,154,370
5,300	Taylor Capital Group, Inc.[a]	89,517
14,900	Texas Capital Bancshares, Inc.[a]	660,964
4,240	Tompkins Financial Corporation	191,606
14,289	Tower Group International, Ltd.	293,067
34,482	Trustco Bank Corporation NY	187,582
11,900	UMB Financial Corporation	662,473
40,900	Umpqua Holdings Corporation	613,909
16,800	United Bankshares, Inc.[b]	444,360
16,975	United Community Banks, Inc.[a]	210,829
8,000	United Fire Group, Inc.	198,640
4,600	Universal Health Realty Income Trust	198,398
9,400	Urstadt Biddle Properties, Inc.	189,598
13,100	ViewPoint Financial Group, Inc.	272,611
2,200	Virtus Investment Partners, Inc.[a]	387,794
22,700	Wilshire Bancorp, Inc.	150,274
13,500	Wintrust Financial Corporation	516,780
4,612	World Acceptance Corporation[a,b]	400,967

	Total	45,999,185

Health Care (11.0%)
7,600	Abaxis, Inc.	361,076
12,900	ABIOMED, Inc.[a,b]	278,124
14,800	Acorda Therapeutics, Inc.[a]	488,252
26,000	Affymetrix, Inc.[a,b]	115,440
12,900	Air Methods Corporation[b]	437,052
24,900	Akorn, Inc.[a]	336,648
26,300	Align Technology, Inc.[a]	974,152
3,100	Almost Family, Inc.	58,900
11,433	Amedisys, Inc.[a]	132,851
16,800	AMN Healthcare Services, Inc.[a]	240,576
11,750	AmSurg Corporation[a]	412,425
4,500	Analogic Corporation	327,735
21,500	ArQule, Inc.[a]	49,880
9,000	Bio-Reference Laboratories, Inc.[a,b]	258,750
11,000	Cambrex Corporation[a]	153,670
7,850	Cantel Medical Corporation	265,880
19,900	Centene Corporation[a]	1,043,954
7,000	Chemed Corporation[b]	507,010
3,900	Computer Programs and Systems, Inc.	191,646
10,150	CONMED Corporation	317,086
4,400	Corvel Corporation[a]	128,788
11,300	Cross Country Healthcare, Inc.[a]	58,308
9,150	CryoLife, Inc.	57,279
23,800	Cubist Pharmaceuticals, Inc.[a]	1,149,540
8,700	Cyberonics, Inc.[a]	452,052
6,900	Cynosure, Inc.[a]	179,262
9,400	Emergent Biosolutions, Inc.[a]	135,548
6,400	Ensign Group, Inc.	225,408
10,600	Gentiva Health Services, Inc.[a]	105,576
8,700	Greatbatch, Inc.[a]	285,273
18,700	Haemonetics Corporation[a]	773,245
12,600	Hanger, Inc.[a]	398,538
7,300	HealthStream, Inc.[a]	184,836
12,500	Healthways, Inc.[a]	217,250
4,100	Hi-Tech Pharmacal Company	136,120
4,700	ICU Medical, Inc.[a]	338,682
23,900	Impax Laboratories, Inc.[a]	476,805
7,300	Integra LifeSciences Holdings Corporation[a]	267,399
10,600	Invacare Corporation	152,216
6,100	IPC The Hospitalist Company, Inc.[a]	313,296
19,700	Kindred Healthcare, Inc.[a]	258,661
3,500	Landauer, Inc.	169,085
5,500	LHC Group, Inc.[a]	107,690
13,900	Luminex Corporation[a]	286,479
10,000	Magellan Health Services, Inc.[a]	560,800
20,400	Medicines Company[a]	627,504
8,300	Medidata Solutions, Inc.[a]	642,835
15,200	Meridian Bioscience, Inc.[b]	326,800
14,575	Merit Medical Systems, Inc.[a]	162,511
10,700	Molina Healthcare, Inc.[a,b]	397,826
16,700	Momenta Pharmaceuticals, Inc.[a]	251,502
4,400	MWI Veterinary Supply, Inc.[a]	542,256
11,100	Natus Medical, Inc.[a]	151,515
8,250	Neogen Corporation[a]	458,370
16,100	NuVasive, Inc.[a]	399,119
12,500	Omnicell, Inc.[a]	256,875
20,900	PAREXEL International Corporation[a]	960,146
10,900	PharMerica Corporation[a]	151,074
14,600	Quality Systems, Inc.	273,166

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Health Care (11.0%) - continued
21,500	Questcor Pharmaceuticals, Inc.	$977,390
19,000	Salix Pharmaceuticals, Ltd.[a]	1,256,850
19,200	Spectrum Pharmaceuticals, Inc.[b]	143,232
4,500	SurModics, Inc.[a]	90,045
13,600	Symmetry Medical, Inc.[a]	114,512
23,900	Viropharma, Inc.[a]	684,735
12,600	West Pharmaceutical Services, Inc.	885,276

	Total	24,122,782

Industrials (14.8%)
28,500	A.O. Smith Corporation	1,033,980
6,850	AAON, Inc.	226,598
14,600	AAR Corporation	320,908
18,600	ABM Industries, Inc.	455,886
26,800	Actuant Corporation	883,596
14,300	Aegion Corporation[a]	321,893
7,000	Aerovironment, Inc.[a]	141,260
10,600	Albany International Corporation	349,588
5,600	Allegiant Travel Company	593,544
2,900	American Science & Engineering, Inc.	162,400
10,500	Apogee Enterprises, Inc.	252,000
15,450	Applied Industrial Technologies, Inc.	746,698
8,800	Arkansas Best Corporation	201,960
7,700	Astec Industries, Inc.	264,033
9,500	Atlas Air Worldwide Holdings, Inc.[a]	415,720
9,300	AZZ, Inc.	358,608
17,200	Barnes Group, Inc.	515,828
16,125	Belden, Inc.	805,121
17,000	Brady Corporation	522,410
17,600	Briggs & Stratton Corporation	348,480
5,100	CDI Corporation	72,216
6,400	Circor International, Inc.	325,504
13,700	Comfort Systems USA, Inc.	204,404
3,000	Consolidated Graphics, Inc.[a]	141,030
7,300	Cubic Corporation	351,130
17,200	Curtiss-Wright Corporation	637,432
12,100	Dycom Industries, Inc.[a]	279,994
24,600	EMCOR Group, Inc.	999,990
6,800	Encore Wire Corporation	231,880
17,600	EnerSys, Inc.	863,104
6,202	Engility Holdings, Inc.[a]	176,261
7,600	EnPro Industries, Inc.[a]	385,776
9,700	ESCO Technologies, Inc.	314,086
4,800	Exponent, Inc.	283,728
22,900	Federal Signal Corporation[a]	200,375
11,000	Forward Air Corporation	421,080
14,200	Franklin Electric Company, Inc.	477,830
7,100	G & K Services, Inc.	337,960
22,100	GenCorp, Inc.[a,b]	359,346
10,600	Gibraltar Industries, Inc.[a]	154,336
16,530	Griffon Corporation	185,963
25,037	Healthcare Services Group, Inc.	613,907
16,748	Heartland Express, Inc.	232,295
6,000	Heidrick & Struggles International, Inc.	100,320
13,000	Hub Group, Inc.[a]	473,460
19,800	II-VI, Inc.[a]	321,948
8,100	Insperity, Inc.	245,430
21,100	Interface, Inc.	358,067
10,600	John Bean Technologies Corporation	222,706
9,800	Kaman Corporation	338,688
11,800	Kaydon Corporation	325,090
10,000	Kelly Services, Inc.	174,700
21,650	Knight Transportation, Inc.	364,153
17,700	Korn/Ferry International[a]	331,698
4,750	Lindsay Manufacturing Company	356,155
6,300	Lydall, Inc.[a]	91,980
14,000	Mobile Mini, Inc.[a]	464,100
16,550	Moog, Inc.[a]	852,822
10,300	Mueller Industries, Inc.	519,429
1,800	National Presto Industries, Inc.[b]	129,654
18,500	Navigant Consulting, Inc.[a]	222,000
25,937	Old Dominion Freight Line, Inc.[a]	1,079,498
16,100	On Assignment, Inc.[a]	430,192
21,900	Orbital Sciences Corporation[a]	380,403
10,000	Orion Marine Group, Inc.[a]	120,900
3,400	Powell Industries, Inc.[a]	175,610
13,575	Quanex Building Products Corporation	228,603
15,000	Resources Global Professionals	174,000
14,700	Simpson Manufacturing Company, Inc.	432,474
18,900	SkyWest, Inc.	255,906
4,600	Standex International Corporation	242,650
13,600	Teledyne Technologies, Inc.[a]	1,051,960
6,800	Tennant Company	328,236
23,706	Tetra Tech, Inc.[a]	557,328
19,600	Titan International, Inc.[b]	330,652
21,100	Toro Company	958,151
14,900	TrueBlue, Inc.[a]	313,645
5,500	UniFirst Corporation	501,875
14,800	United Stationers, Inc.	496,540
7,200	Universal Forest Products, Inc.	287,424
7,500	Viad Corporation	183,900
6,600	Vicor Corporation[a]	45,210
7,700	WageWorks, Inc.[a]	265,265
10,300	Watts Water Technologies, Inc.	467,002

	Total	32,369,962

Information Technology (16.8%)
13,300	Advanced Energy Industries, Inc.[a]	231,553
5,200	Agilysys, Inc.[a]	58,708
9,900	Anixter International, Inc.[a]	750,519
41,923	Arris Group, Inc.[a]	601,595
11,700	ATMI, Inc.[a]	276,705
11,113	Avid Technology, Inc.[a]	65,344
5,300	Badger Meter, Inc.	236,115
3,800	Bel Fuse, Inc.	51,110
20,050	Benchmark Electronics, Inc.[a]	403,005
6,000	Black Box Corporation	151,920
16,700	Blackbaud, Inc.	543,919
14,900	Blucora, Inc.[a]	276,246
13,200	Bottomline Technologies, Inc.[a]	333,828
24,307	Brooks Automation, Inc.	236,507
8,500	Cabot Microelectronics Corporation[a]	280,585
8,400	CACI International, Inc.[a,b]	533,316
11,800	CalAmp Corporation[a]	172,280

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Information Technology (16.8%) - continued
16,400	Cardtronics, Inc.[a]	$452,640
8,100	Ceva, Inc.[a]	156,816
15,000	Checkpoint Systems, Inc.[a]	212,850
24,800	CIBER, Inc.[a]	82,832
23,200	Cirrus Logic, Inc.[a,b]	402,752
14,700	Cognex Corporation	664,734
8,900	Coherent, Inc.	490,123
8,400	Cohu, Inc.	105,000
11,900	comScore, Inc.[a]	290,241
6,100	Comtech Telecommunications Corporation	164,029
12,400	CSG Systems International, Inc.[a]	269,080
12,300	CTS Corporation	167,772
13,600	Daktronics, Inc.	139,536
15,900	Dealertrack Technologies, Inc.[a]	563,337
18,300	Dice Holdings, Inc.[a]	168,543
9,500	Digi International, Inc.[a]	89,015
13,000	Digital River, Inc.[a]	244,010
13,150	Diodes, Inc.[a]	341,506
8,000	DSP Group, Inc.[a]	66,480
6,800	DTS, Inc.[a]	139,944
11,700	Ebix, Inc.[b]	108,342
9,200	Electro Scientific Industries, Inc.	98,992
16,900	Electronics for Imaging, Inc.[a]	478,101
32,700	Entropic Communications, Inc.[a]	139,629
11,900	EPIQ Systems, Inc.	160,293
16,900	Exar Corporation[a]	182,013
9,600	ExlService Holdings, Inc.[a]	283,776
6,200	FARO Technologies, Inc.[a]	209,684
14,100	FEI Company	1,029,159
4,900	Forrester Research, Inc.	179,781
43,700	GT Advanced Technologies, Inc.[a,b]	181,355
41,500	Harmonic, Inc.[a]	263,525
13,300	Heartland Payment Systems, Inc.[b]	495,425
12,100	Higher One Holdings, Inc.[a,b]	140,844
9,900	Hittite Microwave Corporation[a]	574,200
11,200	iGATE Corporation[a]	183,904
15,975	Insight Enterprises, Inc.[a]	283,396
5,500	Interactive Intelligence Group[a]	283,800
20,600	Intermec, Inc.[a]	202,498
8,700	Intevac, Inc.[a]	49,242
19,800	Ixia[a]	364,320
15,800	j2 Global, Inc.[b]	671,658
22,600	Kopin Corporation[a]	83,846
27,500	Kulicke and Soffa Industries, Inc.[a]	304,150
9,000	Liquidity Services, Inc.[a,b]	312,030
8,000	Littelfuse, Inc.	596,880
18,100	Liveperson, Inc.[a]	162,086
8,100	LogMeIn, Inc.[a]	198,126
7,200	Manhattan Associates, Inc.[a]	555,552
12,500	MAXIMUS, Inc.	931,000
5,700	Measurement Specialties, Inc.[a]	265,221
11,900	Mercury Computer Systems, Inc.[a]	109,718
12,900	Methode Electronics, Inc.	219,429
17,300	Micrel, Inc.	170,924
33,900	Microsemi Corporation[a]	771,225
3,200	MicroStrategy, Inc.[a]	278,272
19,400	MKS Instruments, Inc.	514,876
11,900	Monolithic Power Systems, Inc.	286,909
13,900	Monotype Imaging Holdings, Inc.	353,199
5,800	MTS Systems Corporation	328,280
7,700	Nanometrics, Inc.[a]	112,959
14,100	NETGEAR, Inc.[a]	430,614
13,100	NetScout Systems, Inc.[a]	305,754
14,300	Newport Corporation[a]	199,199
21,700	NIC, Inc.	358,701
8,400	OpenTable, Inc.[a,b]	537,180
7,000	Oplink Communications, Inc.[a]	121,590
6,900	OSI Systems, Inc.[a]	444,498
7,150	Park Electrochemical Corporation	171,671
6,400	PC-Tel, Inc.	54,272
12,200	Perficient, Inc.[a]	162,748
7,700	Pericom Semiconductor Corporation[a]	54,824
12,500	Plexus Corporation[a]	373,625
10,600	Power Integrations, Inc.	429,936
7,500	Procera Networks, Inc.[a]	102,975
20,250	Progress Software Corporation[a]	465,952
33,100	QLogic Corporation[a]	316,436
9,400	QuinStreet, Inc.[a]	81,122
8,500	RadiSys Corporation[a]	40,885
10,400	Rofin-Sinar Technologies, Inc.[a]	259,376
6,200	Rogers Corporation[a]	293,384
6,300	Rubicon Technology, Inc.[a,b]	50,463
11,900	Rudolph Technologies, Inc.[a]	133,280
10,200	ScanSource, Inc.[a]	326,400
12,400	Sigma Designs, Inc.[a]	62,620
11,300	Sourcefire, Inc.[a]	627,715
14,100	STR Holdings, Inc.[a]	32,007
9,700	Super Micro Computer, Inc.[a]	103,208
3,800	Supertex, Inc.	90,858
14,400	Sykes Enterprises, Inc.[a]	226,944
14,950	Symmetricom, Inc.[a]	67,126
11,800	Synaptics, Inc.[a]	455,008
10,100	Synchronoss Technologies, Inc.[a]	311,787
9,700	Synnex Corporation[a]	410,116
33,550	Take-Two Interactive Software, Inc.[a]	502,244
11,600	Tangoe, Inc.[a]	178,988
8,100	TeleTech Holdings, Inc.[a]	189,783
19,300	Tessera Technologies, Inc.	401,440
59,700	TriQuint Semiconductor, Inc.[a]	413,721
19,300	TTM Technologies, Inc.[a]	162,120
9,900	Tyler Technologies, Inc.[a]	678,645
10,100	Ultratech, Inc.[a]	370,872
33,800	United Online, Inc.	256,204
10,600	VASCO Data Security International, Inc.[a]	88,086
14,400	Veeco Instruments, Inc.[a,b]	510,048
14,900	Viasat, Inc.[a]	1,064,754
7,400	Virtusa Corporation[a]	163,984
9,200	Volterra Semiconductor Corporation[a]	129,904
9,200	XO Group, Inc.[a]	103,040

	Total	36,849,221

Materials (5.7%)
10,900	A. Schulman, Inc.	292,338
6,100	A.M. Castle & Company[a,b]	96,136
49,800	AK Steel Holding Corporation[a]	151,392
9,300	AMCOL International Corporation	294,717

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Materials (5.7%) - continued
8,900	American Vanguard Corporation	$208,527
10,800	Balchem Corporation	483,300
14,300	Buckeye Technologies, Inc.	529,672
19,800	Calgon Carbon Corporation[a]	330,264
18,800	Century Aluminum Company[a]	174,464
8,200	Clearwater Paper Corporation[a]	385,892
4,000	Deltic Timber Corporation	231,280
23,400	Globe Specialty Metals, Inc.	254,358
18,400	H.B. Fuller Company	695,704
3,400	Hawkins, Inc.	133,926
4,600	Haynes International, Inc.	220,202
26,700	Headwaters, Inc.[a]	236,028
8,000	Innophos Holdings, Inc.	377,360
6,100	Kaiser Aluminum Corporation	377,834
14,200	KapStone Paper and Packaging Corporation	570,556
7,600	Koppers Holdings, Inc.	290,168
11,900	Kraton Performance Polymers, Inc.[a]	252,280
6,900	LSB Industries, Inc.[a]	209,829
7,500	Materion Corporation	203,175
11,263	Myers Industries, Inc.	169,058
5,800	Neenah Paper, Inc.	184,266
3,400	Olympic Steel, Inc.	83,300
11,700	OM Group, Inc.[a]	361,764
15,700	PH Glatfelter Company	394,070
36,400	PolyOne Corporation	901,992
4,800	Quaker Chemical Corporation	297,648
11,100	RTI International Metals, Inc.[a]	307,581
11,500	Schweitzer-Mauduit International, Inc.	573,620
6,400	Stepan Company	355,904
43,200	Stillwater Mining Company[a,b]	463,968
25,627	SunCoke Energy, Inc.[a]	359,291
7,600	Texas Industries, Inc.[a,b]	495,064
8,800	Tredegar Corporation	226,160
17,000	Wausau Paper Corporation	193,800
8,250	Zep, Inc.	130,597

	Total	12,497,485

Telecommunications Services (0.4%)
3,500	Atlantic Tele-Network, Inc.	173,810
11,100	Cbeyond, Inc.[a]	87,024
76,000	Cincinnati Bell, Inc.[a]	232,560
11,800	General Communication, Inc.[a]	92,394
5,500	Lumos Networks Corporation	94,050
5,500	NTELOS Holdings Corporation	90,530
8,000	USA Mobility, Inc.	108,560

	Total	878,928

Utilities (3.7%)
13,133	ALLETE, Inc.	654,680
7,050	American States Water Company	378,373
21,900	Avista Corporation	591,738
14,700	El Paso Electric Company	519,057
11,100	Laclede Group, Inc.	506,826
15,250	New Jersey Resources Corporation	633,332
9,900	Northwest Natural Gas Company	420,552
13,800	NorthWestern Corporation	550,620
27,800	Piedmont Natural Gas Company, Inc.[b]	937,972
11,700	South Jersey Industries, Inc.	671,697
17,000	Southwest Gas Corporation	795,430
18,666	UIL Holdings Corporation	713,975
15,200	UNS Energy Corporation	679,896

	Total	8,054,148

	Total Common Stock (cost $148,604,581)	215,471,346

	Collateral Held for Securities Loaned (8.7%)
19,120,857	Thrivent Cash Management Trust	19,120,857

	Total Collateral Held for Securities Loaned (cost $19,120,857)	19,120,857

Shares or Principal Amount	Short-Term Investments (1.5%)
	Federal Home Loan Bank Discount Notes
100,000	0.093%, 11/22/2013[c,d]	99,962
	Federal National Mortgage Association Discount Notes
200,000	0.100%, 12/4/2013[c,d]	199,912
	Thrivent Cash Management Trust
2,955,769	0.080%	2,955,769

	Total Short-Term Investments (at amortized cost)	3,255,643

	Total Investments (cost $170,981,081) 108.6%	$237,847,846

	Other Assets and Liabilities, Net (8.6%)	(18,899,373)

	Total Net Assets 100.0%	$218,948,473

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 28, 2013, $299,874 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$74,483,671
Gross unrealized depreciation	(12,528,377)

Net unrealized appreciation (depreciation)	$61,955,294

Cost for federal income tax purposes	$175,892,552

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	35,549,010	35,549,010	—	—
Consumer Staples	8,789,236	8,789,236	—	—
Energy	10,361,389	10,361,389	—	—
Financials	45,999,185	45,999,185	—	—
Health Care	24,122,782	24,122,782	—	—
Industrials	32,369,962	32,369,962	—	—
Information Technology	36,849,221	36,849,221	—	—
Materials	12,497,485	12,497,485	—	—
Telecommunications Services	878,928	878,928	—	—
Utilities	8,054,148	8,054,148	—	—
Collateral Held for Securities Loaned	19,120,857	19,120,857	—	—
Short-Term Investments	3,255,643	2,955,769	299,874	—

Total	$237,847,846	$237,547,972	$299,874	$—

Other Financial Instruments
Asset Derivatives
Futures Contracts	24,222	24,222	—	—

Total Asset Derivatives	$24,222	$24,222	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	35	September 2013	$3,387,228	$3,411,450	$24,222
Total Futures Contracts					$24,222

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	24,222
Total Equity Contracts		24,222

Total Asset Derivatives		$24,222

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	572,327
Total Equity Contracts		572,327

Total		$572,327

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	5,020
Total Equity Contracts		5,020

Total		$5,020

The following table presents Small Cap Index Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Equity Contracts	$3,986,268	1.9%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$11,591,213	$42,650,066	$35,120,422	19,120,857	$19,120,857	$187,476
Cash Management Trust- Short Term Investment	2,465,274	9,592,497	9,102,002	2,955,769	2,955,769	1,453
Total Value and Income Earned	14,056,487				22,076,626	188,929

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (96.0%)	Value
Consumer Discretionary (18.7%)
82,698	Abercrombie & Fitch Company	$3,742,084
32,364	Darden Restaurants, Inc.	1,633,735
119,802	Discovery Communications, Inc.[a]	9,249,912
189,046	Dollar Tree, Inc.[a]	9,611,099
96,681	GNC Holdings, Inc.	4,274,267
127,887	L Brands, Inc.	6,298,435
85,400	Marriott International, Inc.	3,447,598
30,786	O’Reilly Automotive, Inc.[a]	3,467,119
45,226	PetSmart, Inc.	3,029,690
37,800	Ross Stores, Inc.	2,449,818
159,000	Toll Brothers, Inc.[a]	5,188,170
60,766	Tractor Supply Company	7,146,689
45,500	Under Armour, Inc.[a,b]	2,716,805
7,693	VF Corporation	1,485,211
38,000	Wynn Resorts, Ltd.	4,864,000

	Total	68,604,632

Consumer Staples (4.7%)
21,007	Clorox Company	1,746,522
63,800	Hain Celestial Group, Inc.[a,b]	4,145,086
77,600	Monster Beverage Corporation[a]	4,715,752
124,906	Whole Foods Market, Inc.	6,430,161

	Total	17,037,521

Energy (7.8%)
509,700	Alpha Natural Resources, Inc.[a]	2,670,828
73,500	Cameron International Corporation[a]	4,495,260
61,217	Concho Resources, Inc.[a]	5,125,087
128,682	Peabody Energy Corporation	1,883,904
35,200	Range Resources Corporation	2,721,664
66,200	SM Energy Company	3,970,676
97,900	Southwestern Energy Company[a]	3,576,287
313,535	Weatherford International, Ltd.[a]	4,295,430

	Total	28,739,136

Financials (7.5%)
62,265	Affiliated Managers Group, Inc.[a]	10,207,724
64,400	Ameriprise Financial, Inc.	5,208,672
66,130	Discover Financial Services	3,150,433
132,200	First Republic Bank	5,087,056
54,200	T. Rowe Price Group, Inc.	3,964,730

	Total	27,618,615

Health Care (10.5%)
27,247	Actavis, Inc.[a]	3,439,116
62,589	AmerisourceBergen Corporation	3,494,344
83,200	BioMarin Pharmaceutical, Inc.[a]	4,641,728
50,296	Catamaran Corporation[a]	2,450,421
44,191	CIGNA Corporation	3,203,406
85,000	Hologic, Inc.[a]	1,640,500
27,635	Mettler-Toledo International, Inc.[a]	5,560,162
41,349	Onyx Pharmaceuticals, Inc.[a]	3,589,920
53,600	Perrigo Company	6,485,600
131,000	Thoratec Corporation[a]	4,101,610

	Total	38,606,807

Industrials (20.3%)
173,828	AMETEK, Inc.	7,352,925
71,690	B/E Aerospace, Inc.[a]	4,522,205
113,000	Expeditors International of Washington, Inc.	4,295,130
71,298	Flowserve Corporation	3,850,805
105,000	Fortune Brands Home and Security, Inc.	4,067,700
45,200	GATX Corporation	2,143,836
57,300	Graco, Inc.	3,621,933
27,100	Jacobs Engineering Group, Inc.[a]	1,494,023
103,784	JB Hunt Transport Services, Inc.	7,497,356
71,781	Kansas City Southern	7,605,915
67,466	Pentair, Ltd.	3,892,114
171,000	Quanta Services, Inc.[a]	4,524,660
82,300	Robert Half International, Inc.	2,734,829
52,319	Roper Industries, Inc.	6,499,066
65,461	Stericycle, Inc.[a]	7,228,858
66,600	United Rentals, Inc.[a]	3,324,006

	Total	74,655,361

Information Technology (20.4%)
137,509	Agilent Technologies, Inc.	5,879,885
89,535	ANSYS, Inc.[a]	6,545,009
386,840	Atmel Corporation[a]	2,843,274
134,160	Autodesk, Inc.[a]	4,553,390
145,000	Ciena Corporation[a,b]	2,815,900
53,300	ExactTarget, Inc.[a]	1,797,276
72,997	F5 Networks, Inc.[a]	5,022,194
143,000	Juniper Networks, Inc.[a]	2,761,330
109,852	Lam Research Corporation[a]	4,870,838
11,000	LinkedIn Corporation[a]	1,961,300
36,984	Mercadolibre, Inc.[b]	3,985,396
149,981	Microchip Technology, Inc.[b]	5,586,792
43,018	Nice Systems, Ltd. ADR	1,586,934
194,990	Nuance Communications, Inc.[a]	3,583,916
524,871	NVIDIA Corporation	7,363,940
180,800	NXP Semiconductors NVa	5,601,184
40,326	Red Hat, Inc.[a]	1,928,389
48,800	Skyworks Solutions, Inc.[a]	1,068,232
101,100	Synopsys, Inc.[a]	3,614,325
101,937	VeriFone Systems, Inc.[a]	1,713,561

	Total	75,083,065

Materials (4.9%)
52,800	Airgas, Inc.	5,040,288
56,400	Albemarle Corporation	3,513,156
68,125	Celanese Corporation	3,052,000
52,610	FMC Corporation	3,212,367
66,974	Newmont Mining Corporation	2,005,871
66,159	Silver Wheaton Corporation[b]	1,301,347

	Total	18,125,029

Telecommunications Services (1.2%)
24,052	SBA Communications Corporation[a]	1,782,734
89,037	TW Telecom, Inc.[a]	2,505,501

	Total	4,288,235

	Total Common Stock (cost $289,899,391)	352,758,401

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Collateral Held for Securities Loaned (4.7%)	Value
17,461,103	Thrivent Cash Management Trust	$17,461,103

	Total Collateral Held for Securities Loaned (cost $17,461,103)	17,461,103

Shares or Principal Amount	Short-Term Investments (4.1%)
	Thrivent Cash Management Trust
14,926,611	0.080%	14,926,611

	Total Short-Term Investments (at amortized cost)	14,926,611

	Total Investments (cost $322,287,105) 104.8%	$385,146,115

	Other Assets and Liabilities, Net (4.8%)	(17,597,860)

	Total Net Assets 100.0%	$367,548,255

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$77,597,531
Gross unrealized depreciation	(15,144,337)

Net unrealized appreciation (depreciation)	$62,453,194
Cost for federal income tax purposes	$322,692,921

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	68,604,632	68,604,632	—	—
Consumer Staples	17,037,521	17,037,521	—	—
Energy	28,739,136	28,739,136	—	—
Financials	27,618,615	27,618,615	—	—
Health Care	38,606,807	38,606,807	—	—
Industrials	74,655,361	74,655,361	—	—
Information Technology	75,083,065	75,083,065	—	—
Materials	18,125,029	18,125,029	—	—
Telecommunications Services	4,288,235	4,288,235	—	—
Collateral Held for Securities Loaned	17,461,103	17,461,103	—	—
Short-Term Investments	14,926,611	14,926,611	—	—

Total	$385,146,115	$385,146,115	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust-Collateral Investment	$4,926,850	$64,407,392	$51,873,139	17,461,103	$17,461,103	$8,466
Cash Management Trust-Short Term Investment	17,465,291	35,970,219	38,508,899	14,926,611	14,926,611	6,218
Total Value and Income Earned	22,392,141				32,387,714	14,684

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (99.1%)	Value
Consumer Discretionary (11.3%)
2,674	AutoZone, Inc.[a]	$1,132,947
60,955	Delphi Automotive plc	3,089,809
29,171	Expedia, Inc.	1,754,636
166,332	Liberty Interactive Corporation[a]	3,827,299
31,052	Liberty Media Corporation[a]	3,936,151
60,629	Macy’s, Inc.	2,910,192
191,101	MGM Resorts International[a]	2,824,473
22,734	PVH Corporation	2,842,887
27,701	Scripps Networks Interactive	1,849,319
40,105	Starwood Hotels & Resorts Worldwide, Inc.	2,534,235
95,286	Toll Brothers, Inc.[a]	3,109,182
28,230	TRW Automotive Holdings Corporation[a]	1,875,601
24,196	Whirlpool Corporation	2,767,055

	Total	34,453,786

Consumer Staples (3.2%)
51,057	Constellation Brands, Inc.[a]	2,661,091
22,751	Hain Celestial Group, Inc.[a]	1,478,132
34,804	Ingredion, Inc.	2,283,838
52,002	Monster Beverage Corporation[a]	3,160,162
10,687	Tyson Foods, Inc.	274,442

	Total	9,857,665

Energy (8.9%)
48,155	Cameron International Corporation[a]	2,945,160
169,090	Chesapeake Energy Corporation[b]	3,446,054
34,508	Concho Resources, Inc.[a]	2,889,010
32,581	EQT Corporation	2,585,954
15,279	HollyFrontier Corporation	653,635
19,556	Oil States International, Inc.[a]	1,811,668
28,589	Pioneer Natural Resources Company	4,138,258
37,650	Range Resources Corporation	2,911,098
75,474	Southwestern Energy Company[a]	2,757,065
55,725	Tesoro Corporation	2,915,532

	Total	27,053,434

Financials (29.7%)
42,056	Alexandria Real Estate Equities, Inc.	2,763,920
39,899	AvalonBay Communities, Inc.	5,382,774
26,100	Camden Property Trust	1,804,554
66,383	CIT Group, Inc.[a]	3,095,439
118,868	DDR Corporation	1,979,152
48,903	Digital Realty Trust, Inc.	2,983,083
24,309	Everest Re Group, Ltd.	3,117,872
52,633	First Republic Bank	2,025,318
229,746	Genworth Financial, Inc.[a]	2,621,402
102,766	Hartford Financial Services Group, Inc.	3,177,525
138,318	ING U.S., Inc.[a]	3,742,885
139,696	Invesco, Ltd.	4,442,333
14,684	iShares Russell Midcap Value Index Fund	850,497
55,351	Lazard, Ltd.	1,779,535
19,709	Lincoln National Corporation	718,787
54,097	M&T Bank Corporation[b]	6,045,340
4,221	Markel Corporation[a]	2,224,256
225,712	MFA Financial, Inc.	1,907,266
68,274	NASDAQ OMX Group, Inc.	2,238,704
64,606	Northern Trust Corporation	3,740,687
130,742	Principal Financial Group, Inc.	4,896,288
18,946	Raymond James Financial, Inc.	814,299
19,995	Signature Bank[a]	1,659,985
218,823	SLM Corporation	5,002,294
82,100	Starwood Property Trust, Inc.	2,031,975
67,695	Tanger Factory Outlet Centers, Inc.	2,265,075
28,207	Taubman Centers, Inc.	2,119,756
214,199	Two Harbors Investment Corporation	2,195,540
32,082	Ventas, Inc.	2,228,416
56,706	W.R. Berkley Corporation	2,317,007
73,728	Willis Group Holdings plc	3,006,628
97,884	XL Group plc	2,967,843
79,703	Zions Bancorporation	2,301,823

	Total	90,448,258

Health Care (7.4%)
90,801	Aetna, Inc.	5,769,496
203,498	Boston Scientific Corporation[a]	1,886,426
79,389	Cardinal Health, Inc.	3,747,161
193,595	Hologic, Inc.[a]	3,736,384
44,401	Humana, Inc.	3,746,556
75,776	Mylan, Inc.[a]	2,351,329
15,308	Vertex Pharmaceuticals, Inc.[a]	1,222,650

	Total	22,460,002

Industrials (12.9%)
49,732	Carlisle Companies, Inc.	3,098,801
46,617	Flowserve Corporation	2,517,784
21,224	Hubbell, Inc.	2,101,176
49,356	Jacobs Engineering Group, Inc.[a]	2,720,996
25,222	Lennox International, Inc.	1,627,828
91,900	Owens Corning, Inc.[a]	3,591,452
41,303	Parker Hannifin Corporation	3,940,306
60,461	Sensata Technologies Holding NVa	2,110,089
50,932	Stanley Black & Decker, Inc.	3,937,044
99,850	Textron, Inc.	2,601,092
60,856	Timken Company	3,424,976
34,238	Triumph Group, Inc.	2,709,938
59,717	Waste Connections, Inc.	2,456,757
97,664	Xylem, Inc.	2,631,068

	Total	39,469,307

Information Technology (11.8%)
64,836	Agilent Technologies, Inc.	2,772,387
170,235	Altera Corporation	5,616,053
18,023	Amphenol Corporation	1,404,713
41,022	Avago Technologies, Ltd.	1,533,402
42,971	Computer Sciences Corporation	1,880,841
67,417	Fidelity National Information Services, Inc.	2,888,144
215,064	Juniper Networks, Inc.[a]	4,152,886
35,785	KLA-Tencor Corporation	1,994,298
88,577	Lam Research Corporation[a]	3,927,504
80,701	NetApp, Inc.[a]	3,048,884
214,751	Polycom, Inc.[a]	2,263,475
115,870	PTC, Inc.[a]	2,842,291

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (99.1%)	Value
Information Technology (11.8%) - continued
30,629	Teradata Corporation[a]	$1,538,495

	Total	35,863,373

Materials (4.6%)
54,871	Carpenter Technology Corporation	2,473,036
68,067	Celanese Corporation	3,049,401
45,126	International Paper Company	1,999,533
34,682	Packaging Corporation of America	1,698,031
48,744	Reliance Steel & Aluminum Company	3,195,657
67,128	Sealed Air Corporation	1,607,716

	Total	14,023,374

Utilities (9.3%)
143,138	Calpine Corporation[a]	3,038,820
98,651	CMS Energy Corporation	2,680,348
77,859	NiSource, Inc.	2,229,882
60,696	Northeast Utilities	2,550,446
23,325	OGE Energy Corporation	1,590,765
124,088	PPL Corporation	3,754,903
73,943	Questar Corporation	1,763,540
58,131	SCANA Corporation	2,854,232
49,004	Sempra Energy	4,006,567
135,242	Xcel Energy, Inc.	3,832,758

	Total	28,302,261

	Total Common Stock (cost $260,617,200)	301,931,460

	Collateral Held for Securities Loaned (3.0%)
9,205,796	Thrivent Cash Management Trust	9,205,796

	Total Collateral Held for Securities Loaned (cost $9,205,796)	9,205,796

Shares or Principal Amount	Short-Term Investments (1.7%)
	Thrivent Cash Management Trust
5,088,843	0.080%	5,088,843

	Total Short-Term Investments (at amortized cost)	5,088,843

	Total Investments (cost $274,911,839) 103.8%	$316,226,099

	Other Assets and Liabilities, Net (3.8%)	(11,442,281)

	Total Net Assets 100.0%	$304,783,818

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$43,936,265
Gross unrealized depreciation	(3,553,915)

Net unrealized appreciation (depreciation)	$40,382,350

Cost for federal income tax purposes	$275,843,749

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	34,453,786	34,453,786	—	—
Consumer Staples	9,857,665	9,857,665	—	—
Energy	27,053,434	27,053,434	—	—
Financials	90,448,258	90,448,258	—	—
Health Care	22,460,002	22,460,002	—	—
Industrials	39,469,307	39,469,307	—	—
Information Technology	35,863,373	35,863,373	—	—
Materials	14,023,374	14,023,374	—	—
Utilities	28,302,261	28,302,261	—	—
Collateral Held for Securities Loaned	9,205,796	9,205,796	—	—
Short-Term Investments	5,088,843	5,088,843	—	—

Total	$316,226,099	$316,226,099	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$7,805,669	$37,166,659	$35,766,532	9,205,796	$9,205,796	$9,187
Cash Management Trust- Short Term Investment	6,943,793	50,713,198	52,568,148	5,088,843	5,088,843	2,484
Total Value and Income Earned	14,749,462				14,294,639	11,671

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (94.7%)	Value
Consumer Discretionary (12.6%)
149,200	Charter Communications, Inc.[a]	$18,478,420
162,000	Cheesecake Factory, Inc.	6,786,180
212,600	DISH Network Corporation	9,039,752
102,800	Michael Kors Holdings, Ltd.[a]	6,375,656
144,900	Omnicom Group, Inc.	9,109,863
133,500	Penn National Gaming, Inc.[a]	7,056,810
159,400	Tempur-Pedic International, Inc.[a]	6,997,660
249,700	Toll Brothers, Inc.[a]	8,147,711

	Total	71,992,052

Consumer Staples (1.8%)
153,700	Ingredion, Inc.	10,085,794

	Total	10,085,794

Energy (5.9%)
1,009,792	Alpha Natural Resources, Inc.[a]	5,291,310
69,400	Concho Resources, Inc.[a]	5,810,168
108,700	Ensco plc	6,317,644
435,700	Patterson-UTI Energy, Inc.	8,432,974
207,200	Southwestern Energy Company[a]	7,569,016

	Total	33,421,112

Financials (21.6%)
170,300	Axis Capital Holdings, Ltd.	7,796,334
408,700	CBL & Associates Properties, Inc.	8,754,354
402,820	HCC Insurance Holdings, Inc.	17,365,570
473,248	Host Hotels & Resorts, Inc.	7,983,694
1,388,200	Huntington Bancshares, Inc.	10,939,016
235,824	Lazard, Ltd.	7,581,742
77,300	M&T Bank Corporation[b]	8,638,275
312,900	NASDAQ OMX Group, Inc.	10,259,991
171,333	Northern Trust Corporation	9,920,181
368,700	Piedmont Office Realty Trust, Inc.	6,592,356
188,900	Protective Life Corporation	7,255,649
204,160	W.R. Berkley Corporation	8,341,977
399,572	Zions Bancorporation	11,539,639

	Total	122,968,778

Health Care (13.0%)
636,900	Allscripts Healthcare Solutions, Inc.[a]	8,241,486
70,582	C.R. Bard, Inc.	7,670,852
137,500	Illumina, Inc.[a,b]	10,290,500
162,900	Medicines Company[a]	5,010,804
154,400	ResMed, Inc.[b]	6,968,072
266,300	Thoratec Corporation[a]	8,337,853
127,700	Vertex Pharmaceuticals, Inc.[a]	10,199,399
75,200	Waters Corporation[a]	7,523,760
130,969	Zimmer Holdings, Inc.	9,814,817

	Total	74,057,543

Industrials (12.0%)
141,644	ADT Corporation[a]	5,644,513
33,300	AGCO Corporation	1,671,327
250,093	CSX Corporation	5,799,657
139,500	Flowserve Corporation	7,534,395
316,600	Foster Wheeler AGa	6,873,386
313,666	Manitowoc Company, Inc.	5,617,758
114,008	Manpower, Inc.	6,247,638
310,634	Oshkosh Corporation[a]	11,794,773
91,682	Parker Hannifin Corporation	8,746,463
636,100	Southwest Airlines Company	8,199,329

	Total	68,129,239

Information Technology (21.4%)
126,600	Alliance Data Systems Corporation[a,b]	22,918,398
767,983	Applied Materials, Inc.	11,450,626
211,700	Autodesk, Inc.[a]	7,185,098
327,466	CoreLogic, Inc.[a]	7,587,387
145,404	eBay, Inc.[a]	7,520,295
174,652	Itron, Inc.[a]	7,410,484
337,632	Juniper Networks, Inc.[a]	6,519,674
44,800	NetApp, Inc.[a]	1,692,544
827,466	NVIDIA Corporation	11,609,348
83,900	SunPower Corporation[a]	1,736,730
736,122	Teradyne, Inc.[a]	12,933,664
1,040,034	TriQuint Semiconductor, Inc.[a]	7,207,436
717	Workday, Inc.[a]	45,952
192,203	Xilinx, Inc.	7,613,161
341,600	Yahoo!, Inc.[a]	8,577,576

	Total	122,008,373

Materials (3.8%)
247,500	Owens-Illinois, Inc.[a]	6,878,025
128,112	Silgan Holdings, Inc.	6,016,140
572,300	Steel Dynamics, Inc.	8,532,993

	Total	21,427,158

Utilities (2.6%)
286,900	CMS Energy Corporation	7,795,073
222,300	Public Service Enterprise Group, Inc.	7,260,318

	Total	15,055,391

	Total Common Stock (cost $422,204,629)	539,145,440

	Collateral Held for Securities Loaned (8.7%)
49,592,150	Thrivent Cash Management Trust	49,592,150

	Total Collateral Held for Securities Loaned (cost $49,592,150)	49,592,150

Shares or Principal Amount	Short-Term Investments (5.6%)
	Thrivent Cash Management Trust
32,079,580	0.080%	32,079,580

	Total Short-Term Investments (at amortized cost)	32,079,580

	Total Investments (cost $503,876,359) 109.0%	$620,817,170

	Other Assets and Liabilities, Net (9.0%)	(51,463,882)

	Total Net Assets 100.0%	$569,353,288

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$128,458,086
Gross unrealized depreciation	(12,326,498)

Net unrealized appreciation (depreciation)	$116,131,588

Cost for federal income tax purposes	$504,685,582

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	71,992,052	71,992,052	—	—
Consumer Staples	10,085,794	10,085,794	—	—
Energy	33,421,112	33,421,112	—	—
Financials	122,968,778	122,968,778	—	—
Health Care	74,057,543	74,057,543	—	—
Industrials	68,129,239	68,129,239	—	—
Information Technology	122,008,373	122,008,373	—	—
Materials	21,427,158	21,427,158	—	—
Utilities	15,055,391	15,055,391	—	—
Collateral Held for Securities Loaned	49,592,150	49,592,150	—	—
Short-Term Investments	32,079,580	32,079,580	—	—

Total	$620,817,170	$620,817,170	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust-Collateral Investment	$33,267,675	$158,842,026	$142,517,551	49,592,150	$49,592,150	$27,346
Cash Management Trust-Short Term Investment	20,972,804	42,107,664	31,000,888	32,079,580	32,079,580	12,291
Total Value and Income Earned	54,240,479				81,671,730	39,637

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (95.2%)	Value
Consumer Discretionary (12.9%)
5,100	Aaron’s, Inc.	$142,851
5,300	Advance Auto Parts, Inc.	430,201
5,750	Aeropostale, Inc.[a]	79,350
4,200	AMC Networks, Inc.[a]	274,722
12,780	American Eagle Outfitters, Inc.	233,363
3,450	ANN, Inc.[a]	114,540
7,500	Apollo Group, Inc.[a]	132,900
9,200	Ascena Retail Group, Inc.[a]	160,540
2,900	Bally Technologies, Inc.[a]	163,618
2,670	Barnes & Noble, Inc.[a]	42,613
4,200	Big Lots, Inc.[a]	132,426
2,010	Bob Evans Farms, Inc.	94,430
5,155	Brinker International, Inc.	203,262
3,300	Cabela’s, Inc.[a]	213,708
3,700	Carter’s, Inc.	274,059
3,500	Cheesecake Factory, Inc.	146,615
11,800	Chico’s FAS, Inc.	201,308
7,400	Cinemark Holdings, Inc.	206,608
4,400	CST Brands, Inc.[a]	135,564
2,500	Deckers Outdoor Corporation[a]	126,275
4,100	DeVry, Inc.	127,182
7,200	Dick’s Sporting Goods, Inc.	360,432
4,100	Domino’s Pizza, Inc.	238,415
5,200	DreamWorks Animation SKG, Inc.[a,b]	133,432
10,900	Foot Locker, Inc.	382,917
10,420	Gentex Corporation	240,181
4,500	Guess ?, Inc.[b]	139,635
7,200	Hanesbrands, Inc.	370,224
2,600	HSN, Inc.	139,672
1,870	International Speedway Corporation	58,849
7,400	Jarden Corporation[a]	323,750
3,400	John Wiley and Sons, Inc.	136,306
6,000	KB Home	117,780
4,000	Lamar Advertising Company[a]	173,600
2,800	Life Time Fitness, Inc.[a]	140,308
21,700	LKQ Corporation[a]	558,775
2,800	M.D.C. Holdings, Inc.	91,028
2,000	Matthews International Corporation	75,400
2,600	Meredith Corporation[b]	124,020
4,370	Mohawk Industries, Inc.[a]	491,581
8,900	New York Times Company[a]	98,434
300	NVR, Inc.[a]	276,600
20,800	Office Depot, Inc.[a,b]	80,496
2,000	Panera Bread Company[a]	371,880
4,600	Polaris Industries, Inc.	437,000
4,100	Regis Corporation	67,322
4,200	Rent-A-Center, Inc.	157,710
7,350	Saks, Inc.[a,b]	100,254
1,910	Scholastic Corporation	55,944
3,800	Scientific Games Corporation[a]	42,750
15,400	Service Corporation International	277,662
5,900	Signet Jewelers, Ltd.	397,837
4,920	Sotheby’s Holdings, Inc.	186,517
800	Strayer Education, Inc.	39,064
4,400	Tempur-Pedic International, Inc.[a]	193,160
3,200	Thor Industries, Inc.	157,376
11,000	Toll Brothers, Inc.[a]	358,930
5,000	Tractor Supply Company	588,050
3,900	Tupperware Brands Corporation	302,991
5,600	Under Armour, Inc.[a,b]	334,376
2,800	Valassis Communications, Inc.	68,852
20,514	Wendy’s Company[b]	119,596
6,280	Williams-Sonoma, Inc.	350,989
4,000	WMS Industries, Inc.[a]	102,040

	Total	13,098,270

Consumer Staples (4.0%)
10,020	Church & Dwight Company, Inc.	618,334
13,600	Dean Foods Company[a]	136,272
4,550	Energizer Holdings, Inc.	457,321
12,525	Flowers Foods, Inc.	276,176
9,000	Green Mountain Coffee Roasters, Inc.[a,b]	675,540
3,510	Harris Teeter Supermarkets, Inc.	164,479
9,000	Hillshire Brands Company	297,720
5,600	Ingredion, Inc.	367,472
1,340	Lancaster Colony Corporation	104,507
2,300	Post Holdings, Inc.[a]	100,418
9,100	Smithfield Foods, Inc.[a]	298,025
14,600	SUPERVALU, Inc.[a]	90,812
1,557	Tootsie Roll Industries, Inc.[b]	49,481
3,500	United Natural Foods, Inc.[a]	188,965
1,640	Universal Corporation	94,874
10,100	WhiteWave Foods Company[a,b]	164,125

	Total	4,084,521

Energy (5.0%)
16,100	Alpha Natural Resources, Inc.[a]	84,364
15,400	Arch Coal, Inc.[b]	58,212
4,200	Atwood Oceanics, Inc.[a]	218,610
3,500	Bill Barrett Corporation[a,b]	70,770
1,400	CARBO Ceramics, Inc.[b]	94,402
6,300	Cimarex Energy Company	409,437
5,500	Dresser-Rand Group, Inc.[a]	329,890
2,700	Dril-Quip, Inc.[a]	243,783
5,300	Energen Corporation	276,978
7,200	Helix Energy Solutions Group, Inc.[a]	165,888
14,790	HollyFrontier Corporation	632,716
7,900	Oceaneering International, Inc.	570,380
3,900	Oil States International, Inc.[a]	361,296
10,600	Patterson-UTI Energy, Inc.	205,163
4,400	Rosetta Resources, Inc.[a]	187,088
4,800	SM Energy Company	287,904
11,600	Superior Energy Services, Inc.[a]	300,904
3,500	Tidewater, Inc.	199,395
3,200	Unit Corporation[a]	136,256
5,300	World Fuel Services Corporation	211,894

	Total	5,045,330

Financials (22.1%)
3,800	Affiliated Managers Group, Inc.[a]	622,972
3,160	Alexander & Baldwin, Inc.[a]	125,610
5,100	Alexandria Real Estate Equities, Inc.	335,172
1,200	Alleghany Corporation[a]	459,972
7,600	American Campus Communities, Inc.	309,016
5,435	American Financial Group, Inc.	265,826
16,280	Apollo Investment Corporation	126,007

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (95.2%)	Value
Financials (22.1%) - continued
9,200	Arthur J. Gallagher & Company	$401,948
5,000	Aspen Insurance Holdings, Ltd.	185,450
12,193	Associated Banc-Corp	189,601
5,970	Astoria Financial Corporation	64,357
6,100	BancorpSouth, Inc.	107,970
3,200	Bank of Hawaii Corporation	161,024
13,400	BioMed Realty Trust, Inc.	271,082
5,600	BRE Properties, Inc.	280,112
8,600	Brown & Brown, Inc.	277,264
6,200	Camden Property Trust	428,668
5,300	Cathay General Bancorp	107,855
6,400	CBOE Holdings, Inc.	298,496
3,420	City National Corporation	216,725
5,637	Commerce Bancshares, Inc.	245,548
6,200	Corporate Office Properties Trust	158,100
8,270	Corrections Corporation of America REIT	280,105
4,400	Cullen/Frost Bankers, Inc.[b]	293,788
23,400	Duke Realty Corporation	364,806
9,900	East West Bancorp, Inc.	272,250
8,800	Eaton Vance Corporation	330,792
4,500	Equity One, Inc.	101,835
2,700	Essex Property Trust, Inc.	429,084
3,710	Everest Re Group, Ltd.	475,845
7,500	Extra Space Storage, Inc.	314,475
4,700	Federal Realty Investment Trust	487,296
6,800	Federated Investors, Inc.[b]	186,388
15,505	Fidelity National Financial, Inc.	369,174
7,800	First American Financial Corporation	171,912
18,300	First Horizon National Corporation	204,960
25,700	First Niagara Financial Group, Inc.	258,799
11,998	FirstMerit Corporation	240,320
14,200	Fulton Financial Corporation	163,016
1,900	Greenhill & Company, Inc.	86,906
6,200	Hancock Holding Company	186,434
3,170	Hanover Insurance Group, Inc.	155,108
7,350	HCC Insurance Holdings, Inc.	316,858
5,900	Highwoods Properties, Inc.	210,099
3,800	Home Properties, Inc.	248,406
10,100	Hospitality Properties Trust	265,428
4,000	International Bancshares Corporation	90,320
13,800	Janus Capital Group, Inc.	117,438
3,200	Jones Lang LaSalle, Inc.	291,648
4,000	Kemper Corporation	137,000
5,500	Kilroy Realty Corporation	291,555
8,700	Liberty Property Trust	321,552
6,100	Mack-Cali Realty Corporation	149,389
2,600	Mercury General Corporation	114,296
8,800	MSCI, Inc.[a]	292,776
8,500	National Retail Properties, Inc.	292,400
32,011	New York Community Bancorp, Inc.[b]	448,154
17,550	Old Republic International Corporation	225,868
8,400	Omega Healthcare Investors, Inc.	260,568
2,907	Potlatch Corporation	117,559
3,300	Primerica, Inc.	123,552
3,500	Prosperity Bancshares, Inc.	181,265
5,670	Protective Life Corporation	217,785
8,225	Raymond James Financial, Inc.	353,510
9,112	Rayonier, Inc. REIT	504,714
14,200	Realty Income Corporation	595,264
6,600	Regency Centers Corporation	335,346
5,300	Reinsurance Group of America, Inc.	366,283
9,740	SEI Investments Company	276,908
13,700	Senior Housing Property Trust	355,241
3,400	Signature Bank[a]	282,268
6,600	SL Green Realty Corporation	582,054
3,200	StanCorp Financial Group, Inc.	158,112
3,230	SVB Financial Group[a]	269,124
57,400	Synovus Financial Corporation	167,608
4,600	Taubman Centers, Inc.	345,690
11,920	TCF Financial Corporation	169,026
4,800	Trustmark Corporation	117,984
18,203	UDR, Inc.	463,994
14,484	Valley National Bancorp[b]	137,163
7,975	W.R. Berkley Corporation	325,859
6,240	Waddell & Reed Financial, Inc.	271,440
7,627	Washington Federal, Inc.	143,998
6,530	Webster Financial Corporation	167,690
8,100	Weingarten Realty Investors	249,237
1,920	Westamerica Bancorporation	87,725

	Total	22,452,222

Health Care (9.0%)
12,800	Allscripts Healthcare Solutions, Inc.[a]	165,632
1,400	Bio-Rad Laboratories, Inc.[a]	157,080
3,500	Charles River Laboratories International, Inc.[a]	143,605
6,800	Community Health Systems, Inc.	318,784
3,500	Cooper Companies, Inc.	416,675
4,010	Covance, Inc.[a]	305,321
8,200	Endo Pharmaceutical Holdings, Inc.[a]	301,678
18,700	Health Management Associates, Inc.[a]	293,964
5,780	Health Net, Inc.[a]	183,920
6,400	Henry Schein, Inc.[a]	612,800
4,350	Hill-Rom Holdings, Inc.	146,508
6,300	HMS Holdings Corporation[a]	146,790
19,500	Hologic, Inc.[a]	376,350
3,900	IDEXX Laboratories, Inc.[a,b]	350,142
3,400	LifePoint Hospitals, Inc.[a]	166,056
4,400	Mallinckrodt, LLC[a]	199,892
3,800	Masimo Corporation	80,560
3,600	Mednax, Inc.[a]	329,688
2,200	Mettler-Toledo International, Inc.[a]	442,640
7,620	Omnicare, Inc.	363,550
4,650	Owens & Minor, Inc.[b]	157,310
10,400	ResMed, Inc.[b]	469,352
4,300	STERIS Corporation	184,384
2,500	Techne Corporation	172,700
2,940	Teleflex, Inc.	227,821
4,100	Thoratec Corporation[a]	128,371
3,300	United Therapeutics Corporation[a]	217,206
6,500	Universal Health Services, Inc.	435,240
6,400	VCA Antech, Inc.[a]	166,976
16,020	Vertex Pharmaceuticals, Inc.[a]	1,279,517

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (95.2%)	Value
Health Care (9.0%) - continued
3,100	Wellcare Health Plans, Inc.[a]	$172,205

	Total	9,112,717

Industrials (15.6%)
3,100	Acuity Brands, Inc.	234,112
7,500	Aecom Technology Corporation[a]	238,425
7,030	AGCO Corporation	352,836
5,080	Alaska Air Group, Inc.[a]	264,160
2,300	Alliant Techsystems, Inc.	189,359
17,732	AMETEK, Inc.	750,064
7,600	B/E Aerospace, Inc.[a]	479,408
3,460	Brink’s Company	88,265
4,640	Carlisle Companies, Inc.	289,118
3,600	CLARCOR, Inc.	187,956
3,900	Clean Harbors, Inc.[a]	197,067
4,030	Con-way, Inc.	157,009
7,700	Copart, Inc.[a]	237,160
2,400	Corporate Executive Board Company	151,728
3,500	Crane Company	209,720
3,600	Deluxe Corporation	124,740
9,800	Donaldson Company, Inc.	349,468
2,200	Esterline Technologies Corporation[a]	159,038
13,700	Exelis, Inc.	188,923
12,000	Fortune Brands Home and Security, Inc.	464,880
2,900	FTI Consulting, Inc.[a]	95,381
3,500	Gardner Denver, Inc.	263,130
3,320	GATX Corporation	157,468
3,600	General Cable Corporation	110,700
3,600	Genesee & Wyoming, Inc.[a]	305,424
4,400	Graco, Inc.	278,124
2,560	Granite Construction, Inc.	76,185
5,900	Harsco Corporation	136,821
4,290	Herman Miller, Inc.	116,130
3,230	HNI Corporation	116,506
3,930	Hubbell, Inc.	389,070
3,601	Huntington Ingalls Industries, Inc.	203,384
6,000	IDEX Corporation	322,860
6,600	ITT Corporation	194,106
6,640	JB Hunt Transport Services, Inc.	479,674
16,375	JetBlue Airways Corporation[a]	103,162
10,800	KBR, Inc.	351,000
5,740	Kennametal, Inc.	222,884
4,100	Kirby Corporation[a]	326,114
3,300	Landstar System, Inc.	169,950
3,300	Lennox International, Inc.	212,982
6,000	Lincoln Electric Holdings, Inc.	343,620
5,570	Manpower, Inc.	305,236
3,060	Matson, Inc.	76,500
2,200	Mine Safety Appliances Company	102,410
3,400	MSC Industrial Direct Company, Inc.	263,364
4,180	Nordson Corporation	289,716
6,400	Oshkosh Corporation[a]	243,008
13,100	R.R. Donnelley & Sons Company[b]	183,531
3,200	Regal-Beloit Corporation	207,488
4,822	Rollins, Inc.	124,890
3,360	SPX Corporation	241,853
8,100	Terex Corporation[a]	213,030
5,800	Timken Company	326,424
4,100	Towers Watson & Company	335,954
5,795	Trinity Industries, Inc.	222,760
3,700	Triumph Group, Inc.	292,855
6,798	United Rentals, Inc.[a]	339,288
5,500	URS Corporation	259,710
7,600	UTI Worldwide, Inc.	125,172
1,700	Valmont Industries, Inc.	243,253
7,000	Wabtec Corporation	374,010
9,000	Waste Connections, Inc.	370,260
2,100	Watsco, Inc.	176,316
3,300	Werner Enterprises, Inc.	79,761
4,300	Woodward, Inc.	172,000

	Total	15,856,900

Information Technology (14.6%)
6,800	3D Systems Corporation[a,b]	298,520
2,820	ACI Worldwide, Inc.[a]	131,074
5,390	Acxiom Corporation[a]	122,245
4,380	ADTRAN, Inc.	107,792
2,300	Advent Software, Inc.[a]	80,638
3,600	Alliance Data Systems Corporation[a,b]	651,708
6,800	ANSYS, Inc.[a]	497,080
5,600	AOL, Inc.[a]	204,288
7,670	Arrow Electronics, Inc.[a]	305,649
31,120	Atmel Corporation[a]	228,732
10,020	Avnet, Inc.[a]	336,672
8,800	Broadridge Financial Solutions, Inc.	233,904
20,480	Cadence Design Systems, Inc.[a]	296,550
7,400	Ciena Corporation[a]	143,708
3,100	CommVault Systems, Inc.[a]	235,259
15,500	Compuware Corporation	160,425
3,300	Concur Technologies, Inc.[a,b]	268,554
7,700	Convergys Corporation	134,211
7,000	CoreLogic, Inc.[a]	162,190
8,500	Cree, Inc.[a]	542,810
9,800	Cypress Semiconductor Corporation[a,b]	105,154
4,630	Diebold, Inc.	155,985
2,110	DST Systems, Inc.	137,846
3,600	Equinix, Inc.[a]	664,992
2,900	FactSet Research Systems, Inc.[b]	295,626
2,550	Fair Isaac Corporation	116,866
9,300	Fairchild Semiconductor International, Inc.[a]	128,340
6,800	Gartner, Inc.[a]	387,532
5,700	Global Payments, Inc.	264,024
7,900	Informatica Corporation[a]	276,342
11,000	Ingram Micro, Inc.[a]	208,890
10,650	Integrated Device Technology, Inc.[a]	84,561
2,900	InterDigital, Inc.[b]	129,485
5,050	International Rectifier Corporation[a]	105,747
9,200	Intersil Corporation	71,944
2,800	Itron, Inc.[a]	118,804
6,260	Jack Henry & Associates, Inc.	295,034
6,200	Lender Processing Services, Inc.	200,570
4,500	Lexmark International, Inc.[b]	137,565

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (95.2%)	Value
Information Technology (14.6%) - continued
1,700	ManTech International Corporation[b]	$44,404
6,870	Mentor Graphics Corporation	134,308
5,700	MICROS Systems, Inc.[a,b]	245,955
8,500	Monster Worldwide, Inc.[a]	41,735
6,962	National Instruments Corporation	194,518
11,900	NCR Corporation[a]	392,581
4,800	NeuStar, Inc.[a]	233,664
3,040	Plantronics, Inc.	133,517
12,540	Polycom, Inc.[a]	132,172
8,700	PTC, Inc.[a]	213,411
8,000	Rackspace Hosting, Inc.[a]	303,120
20,340	RF Micro Devices, Inc.[a]	108,819
11,900	Riverbed Technology, Inc.[a]	185,164
7,540	Rovi Corporation[a]	172,214
4,890	Semtech Corporation[a]	171,297
2,800	Silicon Laboratories, Inc.[a]	115,948
13,900	Skyworks Solutions, Inc.[a]	304,271
4,500	Solarwinds, Inc.[a]	174,645
5,000	Solera Holdings, Inc.	278,250
16,800	SunEdison, Inc.[a]	137,256
11,180	Synopsys, Inc.[a]	399,685
2,780	Tech Data Corporation[a]	130,910
11,300	TIBCO Software, Inc.[a]	241,820
18,600	Trimble Navigation, Ltd.[a]	483,786
5,200	ValueClick, Inc.[a]	128,336
7,900	VeriFone Systems, Inc.[a]	132,799
9,620	Vishay Intertechnology, Inc.[a]	133,622
2,800	WEX, Inc.[a]	214,760
3,700	Zebra Technologies Corporation[a]	160,728

	Total	14,771,011

Materials (6.6%)
6,420	Albemarle Corporation	399,902
4,800	AptarGroup, Inc.	265,008
5,300	Ashland, Inc.	442,550
4,390	Cabot Corporation	164,274
3,200	Carpenter Technology Corporation	144,224
8,500	Commercial Metals Company	125,545
2,400	Compass Minerals International, Inc.	202,872
3,060	Cytec Industries, Inc.	224,145
2,500	Domtar Corporation	166,250
3,500	Eagle Materials, Inc.	231,945
2,200	Greif, Inc.	115,874
3,800	Intrepid Potash, Inc.	72,390
10,100	Louisiana-Pacific Corporation[a]	149,379
3,320	Martin Marietta Materials, Inc.	326,754
2,460	Minerals Technologies, Inc.	101,696
800	NewMarket Corporation	210,048
5,800	Olin Corporation	138,736
7,100	Packaging Corporation of America	347,616
5,600	Reliance Steel & Aluminum Company	367,136
5,200	Rock-Tenn Company	519,376
4,700	Royal Gold, Inc.	197,776
9,600	RPM International, Inc.	306,624
2,800	Scotts Miracle-Gro Company	135,268
3,630	Sensient Technologies Corporation	146,906
3,200	Silgan Holdings, Inc.	150,272
7,380	Sonoco Products Company	255,127
16,000	Steel Dynamics, Inc.	238,560
5,960	Valspar Corporation	385,433
3,900	Worthington Industries, Inc.	123,669

	Total	6,655,355

Telecommunications Services (0.5%)
7,295	Telephone & Data Systems, Inc.	179,822
10,900	TW Telecom, Inc.[a]	306,726

	Total	486,548

Utilities (4.9%)
8,100	Alliant Energy Corporation	408,402
10,266	Aqua America, Inc.	321,223
6,600	Atmos Energy Corporation	270,996
3,200	Black Hills Corporation	156,000
4,400	Cleco Corporation	204,292
11,163	Great Plains Energy, Inc.	251,614
7,180	Hawaiian Electric Industries, Inc.	181,726
3,630	IDACORP, Inc.	173,369
13,725	MDU Resources Group, Inc.	355,615
6,100	National Fuel Gas Company	353,495
17,100	NV Energy, Inc.	401,166
7,190	OGE Energy Corporation	490,358
5,775	PNM Resources, Inc.	128,147
12,700	Questar Corporation	302,895
8,200	UGI Corporation	320,702
5,990	Vectren Corporation	202,642
9,220	Westar Energy, Inc.	294,671
3,810	WGL Holdings, Inc.	164,668

	Total	4,981,981

	Total Common Stock (cost $68,710,420)	96,544,855

	Collateral Held for Securities Loaned (6.0%)
6,088,333	Thrivent Cash Management Trust	6,088,333
	Total Collateral Held for Securities Loaned (cost $6,088,333)	6,088,333

Shares or Principal Amount	Short-Term Investments (4.9%)
	Federal Home Loan Bank Discount Notes
200,000	0.093%, 11/22/2013[c,d]	199,925
	Thrivent Cash Management Trust
4,779,264	0.080%	4,779,264

	Total Short-Term Investments (at amortized cost)	4,979,189

	Total Investments (cost $79,777,942) 106.1%	$107,612,377

	Other Assets and Liabilities, Net (6.1%)	(6,223,880)

	Total Net Assets 100.0%	$101,388,497

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 28, 2013, $199,925 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$29,745,306
Gross unrealized depreciation	(3,690,578)

Net unrealized appreciation (depreciation)	$26,054,728

Cost for federal income tax purposes	$81,557,649

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	13,098,270	13,098,270	—	—
Consumer Staples	4,084,521	4,084,521	—	—
Energy	5,045,330	5,045,330	—	—
Financials	22,452,222	22,452,222	—	—
Health Care	9,112,717	9,112,717	—	—
Industrials	15,856,900	15,856,900	—	—
Information Technology	14,771,011	14,771,011	—	—
Materials	6,655,355	6,655,355	—	—
Telecommunications Services	486,548	486,548	—	—
Utilities	4,981,981	4,981,981	—	—
Collateral Held for Securities Loaned	6,088,333	6,088,333	—	—
Short-Term Investments	4,979,189	4,779,264	199,925	—

Total	$107,612,377	$107,412,452	$199,925	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives Futures Contracts	43,466	43,466	—	—

Total Liability Derivatives	$43,466	$43,466	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	42	September 2013	$4,906,646	$4,863,180	($43,466)
Total Futures Contracts					($43,466)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$43,466
Total Equity Contracts		43,466

Total Liability Derivatives		$43,466

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	333,751
Total Equity Contracts		333,751

Total		$333,751

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(37,371)
Total Equity Contracts		(37,371)

Total		($37,371)

The following table presents Mid Cap Index Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Equity Contracts	$3,007,650	3.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust-Collateral Investment	$2,749,485	$13,956,382	$10,617,534	6,088,333	$6,088,333	$15,700
Cash Management Trust-Short Term Investment	1,118,939	9,672,944	6,012,619	4,779,264	4,779,264	1,144
Total Value and Income Earned	3,868,424				10,867,597	16,844

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (88.8%)	Value
Australia (3.1%)
471,627	Amcor, Ltd.	$4,358,753
57,485	Australia & New Zealand Banking Group, Ltd.	1,492,279
1,104,077	Beach Energy, Ltd.	1,134,404
269,824	BHP Billiton, Ltd.	7,766,326
569,329	Breville Group, Ltd.[a]	3,676,012
2,644,482	Clough, Ltd.[a]	2,583,930
103,539	CSL, Ltd.	5,831,129
425,224	DuluxGroup, Ltd.	1,635,722
82,643	Flight Centre, Ltd.[a]	2,959,268
838,508	Fortescue Metals Group, Ltd.[a]	2,308,291
228,964	McMillan Shakespeare, Ltd.	3,382,703
666,529	Mermaid Marine Australia, Ltd.	2,136,245
100,620	Ramsay Health Care, Ltd.	3,288,838
581,479	RCR Tomlinson, Ltd.	1,221,977
638,755	SAI Global, Ltd.	2,115,975

	Total	45,891,852

Austria (0.4%)
540,304	Immofinanz AGb	2,016,127
50,483	OMV AG	2,277,333
37,091	Voestalpine AGa	1,311,656

	Total	5,605,116

Belgium (1.1%)
92,499	Anheuser-Busch InBev NV	8,327,936
86,948	Arseus NV	2,287,901
29,181	Delhaize Group SAa	1,804,030
53,202	EVS Broadcast Equipment SA	3,688,547

	Total	16,108,414

Bermuda (0.1%)
1,467,000	Pacific Basin Shipping, Ltd.	829,276

	Total	829,276

Brazil (1.6%)
60,700	Autometal SA	481,498
201,652	Banco Bradesco SA ADR[a]	2,623,493
36,400	BR Properties SA	309,131
137,400	Cia Paranaense de Energia	1,698,296
205,100	Embraer SA	1,879,712
139,600	Even Construtora e Incorporadora SA	498,627
37,849	Lojas Renner SA	1,084,066
633,998	MMX Mineracao e Metalicos SAb	420,515
47,962	Multiplan Empreendimentos Imobiliarios SA	1,117,935
262,800	Petroleo Brasileiro SA ADR	3,526,775
144,000	Petroleo Brasileiro SA ADR	2,111,040
1,444,207	Rossi Residencial SAb	1,889,925
93,500	Souza Cruz SA	1,154,424
62,179	Sul America SA	366,439
93,000	Ultrapar Participacoes SA ADR	2,226,420
133,490	Vale SA ADR[a]	1,755,394
33,532	Vale SA ADR	407,749

	Total	23,551,439

Canada (3.7%)
50,169	Agrium, Inc.[a]	4,349,538
53,526	ATCO, Ltd.	2,208,323
137,297	Brookfield Asset Management, Inc.	4,934,703
73,073	Canadian National Railway Company	7,114,838
145,349	Canadian Oil Sands, Ltd.	2,690,829
30,084	Dollarama, Inc.	2,105,623
517,500	Encana Corporation[a]	8,766,450
111,131	Husky Energy, Inc.[a]	2,960,816
82,825	Loblaw Companies, Ltd.[a]	3,744,727
22,957	Metro, Inc.[a]	1,538,470
124,210	Parkland Fuel Corporation[a]	2,024,303
74,660	PEYTO Exploration & Development Corporation[c]	2,158,091
83,992	RioCan Real Estate Investment Trust	2,018,140
49,699	Rogers Communications, Inc.	1,946,942
52,790	ShawCor, Ltd.	2,086,101
29,823	West Fraser Timber Company, Ltd.	2,254,377
165,457	Whitecap Resources, Inc.	1,717,971

	Total	54,620,242

Cayman Islands (0.2%)
4,524,000	NagaCorp, Ltd.	3,516,280

	Total	3,516,280

Chile (0.2%)
1,024,650	Aguas Andinas SA	729,890
47,274	Banco Santander Chile SA ADR[a]	1,155,849
58,492	Cia Cervecerias Unidas SA	1,673,457

	Total	3,559,196

China (0.7%)
243,000	Anhui Conch Cement Company, Ltd.	653,279
850,000	China Construction Bank Corporation	597,311
551,500	China Shenhua Energy Company, Ltd.	1,401,955
1,712,000	Dongfeng Motor Group Company, Ltd.	2,270,661
3,692,000	PetroChina Company, Ltd.	4,003,442
1,186,000	Yanzhou Coal Mining Company,
	Ltd.[a]	842,988

	Total	9,769,636

Colombia (0.2%)
48,994	Bancolombia SA	2,768,161

	Total	2,768,161

Cyprus (0.2%)
360,851	Prosafe SE	3,173,140

	Total	3,173,140

Czech Republic (0.2%)
14,596	Komercni Banka AS	2,709,532

	Total	2,709,532

Denmark (1.7%)
101,410	Christian Hansen Holding AS	3,469,427
73,336	Coloplast AS	4,106,380
530,500	Danske Bank ASb	9,049,773
115,001	GN Store Nord AS	2,171,861

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (88.8%)	Value
Denmark (1.7%) - continued
39,443	Novo Nordisk AS	$6,131,905

	Total	24,929,346

Finland (0.8%)
196,799	Amer Sports Oyj	3,618,586
401,800	Neste Oil Oyj[a]	5,863,198
190,672	Outotec Oyj[a]	2,278,235

	Total	11,760,019

France (5.7%)
83,247	Alten SAa	2,834,622
541,154	AXA SA	10,667,555
208,350	Cap Gemini SA	10,117,800
252,892	Compagnie de Saint-Gobain[a]	10,247,247
429,500	GDF Suez	8,424,527
83,877	Ingenico	5,581,503
25,408	Renault SA	1,711,411
55,456	Rubis SCA[a]	3,412,702
85,711	Safran SA	4,474,639
27,311	Sartorius Stedim Biotech	3,572,691
176,350	Total SA	8,613,450
82,705	Vinci SA	4,148,507
15,275	Virbac SA	3,161,332
420,754	Vivendi SA	7,973,926

	Total	84,941,912

Germany (4.8%)
19,138	Bayer AG	2,037,624
16,402	Continental AG	2,186,524
189,600	Daimler AG	11,445,881
145,350	Deutsche Boerse AG	9,557,919
29,724	Duerr AG	1,790,611
85,225	Gerry Weber International AGa	3,602,977
46,110	Hannover Rueckversicherung SE	3,315,623
181,837	Jenoptik AG	2,244,043
29,837	Muenchener Rueckversicherungs- Gesellschaft AG	5,481,407
115,555	Norma Group AG	4,179,196
72,522	Rheinmetall AG	3,373,243
27,060	SAP AG ADR	1,975,993
25,777	Siemens AG	2,610,256
104,485	Suedzucker AG	3,234,770
86,687	Symrise AG	3,508,625
381,500	ThyssenKrupp AGb	7,478,232
58,721	Wincor Nixdorf AG	3,176,093

	Total	71,199,017

Hong Kong (2.6%)
530,800	AIA Group, Ltd.	2,236,261
796,000	China Mobile, Ltd.	8,244,056
5,053,750	Guangzhou Automobile Group Company, Ltd.	4,742,470
365,000	Hang Lung Group, Ltd.	1,955,152
942,700	Hutchison Whampoa, Ltd.	9,862,773
3,756,267	New World Development Company, Ltd.	5,159,533
1,201,500	Sinotruk Hong Kong, Ltd.	585,722
113,000	Swire Pacific, Ltd., Class A	1,361,456
340,000	Swire Pacific, Ltd., Class B	798,561
78,700	Swire Properties, Ltd.	231,697
378,000	Weichai Power Company, Ltd.	1,109,098
437,000	Wheelock and Company, Ltd.	2,180,352

	Total	38,467,131

Hungary (0.1%)
8,200	Richter Gedeon Nyrt	1,225,746

	Total	1,225,746

India (1.0%)
16,100	GlaxoSmithKline Pharmaceuticals, Ltd.	632,159
7,344	Grasim Industries, Ltd.	340,224
8,000	Grasim Industries, Ltd. GDR	369,575
35,500	Hero Motocorp, Ltd.	990,310
146,000	Hindustan Unilever, Ltd.	1,437,642
140,200	Housing Development Finance Corporation	2,063,997
25,000	ICICI Bank, Ltd.	445,480
10,400	ICICI Bank, Ltd. ADR	397,800
26,000	Infosys, Ltd.	1,085,250
77,534	Infosys, Ltd. ADR[a]	3,193,625
182,542	ITC, Ltd.	993,444
73,778	Reliance Industries, Ltd.[d]	2,119,987
20,696	Ultra Tech Cement, Ltd.	651,483
4,570	Ultra Tech Cement, Ltd. GDR	144,348

	Total	14,865,324

Indonesia (0.6%)
1,328,500	AKR Corporindo Tbk PT	705,262
1,094,500	Bank Rakyat Indonesia Persero Tbk PT	849,769
599,000	Indo Tambangraya Megah Tbk PT	1,692,298
3,676,000	PT Astra International Tbk	2,584,172
1,147,000	United Tractors Tbk PT	2,093,962
4,551,500	Vale Indonesia Tbk PT	923,733

	Total	8,849,196

Ireland (0.7%)
42,230	Paddy Power plc	3,623,515
91,620	Ryanair Holdings plc ADR	4,721,178
144,479	Smurfit Kappa Group plc	2,409,644

	Total	10,754,337

Israel (0.6%)
87,556	Caesarstone Sdot-Yam, Ltd.[b]	2,384,150
155,600	Teva Pharmaceutical Industries, Ltd. ADR	6,099,520

	Total	8,483,670

Italy (2.4%)
148,439	Azimut Holding SPA	2,702,557
61,891	Danieli & Company Officine Meccaniche SPA	1,443,964
422,550	Eni SPA	8,672,358
7,373,650	Intesa Sanpaolo SPA	11,801,766
72,931	Prysmian SPA	1,360,513
108,882	Recordati SPA	1,211,434
176,204	Safilo Group SPA[b]	3,375,000
8,408,025	Telecom Italia SPA	4,687,518

	Total	35,255,110

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (88.8%)	Value
Japan (17.1%)
207,100	Aderans Company, Ltd.	$2,873,846
75,800	Aoyama Trading Company, Ltd.	2,016,803
55,700	Asahi Intecc Company, Ltd.	2,721,402
200,205	Asics Corporation	3,155,160
63,800	Astellas Pharmaceutical, Inc.	3,465,878
473,300	Bridgestone Corporation	16,139,636
1,449,601	Daiwa Securities Group, Inc.	12,140,297
55,100	East Japan Railway Company	4,288,573
34,300	Electric Power Development Company, Ltd.	1,072,378
247,000	Fuji Heavy Industries, Ltd.	6,099,476
177,000	Hino Motors, Ltd.	2,597,285
576,000	Hitachi, Ltd.	3,690,720
1,400	Hogy Medical Company, Ltd.	79,906
8,900	Horiba, Ltd.	324,607
211,600	Japan Tobacco, Inc.	7,468,961
187,600	JTEKT Corporation	2,102,784
660,000	Kawasaki Heavy Industries, Ltd.	2,025,535
114,300	KDDI Corporation	5,951,996
1,509	M3, Inc.	3,384,642
66,400	Matsumotokiyoshi Holdings Company, Ltd.[a]	1,916,961
119,900	Mitsubishi Corporation	2,048,336
564,000	Mitsubishi Heavy Industries, Ltd.	3,135,592
360,200	Mitsubishi UFJ Financial Group, Inc.	2,224,548
778,000	Mitsui Engineering & Shipbuilding Company, Ltd.	1,136,255
108,000	Mitsui Fudosan Company, Ltd.	3,175,205
122,200	MonotaRO Company, Ltd.	2,975,314
497,950	Mori Seiki Company, Ltd.	5,616,097
577,645	MS and AD Insurance Group Holdings, Inc.	14,631,861
269,297	Nikkiso Company, Ltd.	3,530,619
274,600	Nikon Corporation	6,415,754
3,787,950	Nippon Sheet Glass Company[a,b]	3,542,854
23,000	Nippon Telegraph & Telephone Corporation	1,198,780
1,037,250	Nissan Motor Company, Ltd.	10,395,952
266,000	NSK, Ltd.	2,537,602
59,718	Pigeon Corporation	4,758,552
51,200	Relo Holdings, Inc.	2,528,835
40,131	Ryohin Keikaku Company, Ltd.	3,289,707
120,400	Seiko Epson Corporation[a]	1,644,427
125,000	Sekisui House, Ltd.	1,806,061
117,500	Softbank Corporation	6,839,670
131,900	Sony Corporation[a]	2,786,548
928,900	Sumitomo Corporation	11,577,432
52,500	Sumitomo Mitsui Financial Group, Inc.	2,403,085
2,834,800	Sumitomo Mitsui Trust Holdings, Inc.	13,226,774
56,000	Sumitomo Realty & Development Company, Ltd.	2,231,829
54,465	Sysmex Corporation	3,567,209
108,000	Tadano, Ltd.	1,379,926
78,800	Tokyo Electron, Ltd.	3,984,090
326,000	Tokyo Gas Company, Ltd.	1,798,560
158,400	Totetsu Kogyo Company, Ltd.	2,843,070
64,000	Toyo Suisan Kaisha, Ltd.	2,129,455
127,000	Toyo Tanso Company, Ltd.[a]	2,242,452
274,400	Toyota Motor Corporation	16,551,216
270,800	Tsukui Corporation	2,611,947
38,400	Tsuruha Holdings, Inc.	3,629,624
121,900	United Arrows, Ltd.	5,092,872
292,000	Yaskawa Electric Corporation	3,543,890
93,600	Zenkoku Hosho Company, Ltd.	2,993,002
36,800	ZUIKO Corporation[a]	2,543,423

	Total	254,085,271

Jersey (0.9%)
756,850	WPP plc	12,936,780

	Total	12,936,780

Luxembourg (0.3%)
47,000	Tenaris SA ADR[a]	1,892,690
116,417	Ternium SA ADR	2,634,517

	Total	4,527,207

Malaysia (0.3%)
502,200	CIMB Group Holdings Berhad	1,309,152
546,200	Genting Berhad	1,798,635
234,279	Malayan Banking Berhad	768,631
199,400	Public Bank Berhad	1,074,725

	Total	4,951,143

Mexico (0.8%)
4,006,900	America Movil SAB de CV	4,360,218
172,000	Consorcio ARA SAB de CVb	62,522
24,500	Fomento Economico Mexicano SAB de CV ADR	2,528,155
9,500	Grupo Aeroportuario del Sureste SAB de CV ADR	1,056,780
38,100	Grupo Bimbo SAB de CV	115,557
379,500	Grupo Financiero Banorte SAB de CV ADR	2,266,904
259,000	Organizacion Soriana SAB de CV	972,440

	Total	11,362,576

Netherlands (3.8%)
2,347,050	Aegon NV	15,746,413
122,791	Arcadis NV	3,306,421
132,599	Arcelor Mittal	1,484,082
111,714	European Aeronautic Defence and Space Company	5,976,752
179,050	Koninklijke DSM NV	11,672,819
138,786	Koninklijke Philips NV	3,783,440
81,609	Nutreco NV	3,455,819
132,530	TKH Group NV	3,407,794
172,990	Unilever NV	6,809,595

	Total	55,643,135

New Zealand (0.3%)
826,041	Ryman Healthcare, Ltd.	4,067,274

	Total	4,067,274

Norway (0.9%)
1,796,054	BW Offshore, Ltd.	2,153,690
128,479	DnB ASA	1,863,801
51,243	Petroleum Geo-Services ASA	625,677
92,201	TGS Nopec Geophysical Company ASA	2,679,328
348,939	Tomra Systems ASA	2,958,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (88.8%)	Value
Norway (0.9%) - continued
74,739	Yara International ASA	$2,980,520

	Total	13,261,416

Panama (0.1%)
9,470	Copa Holdings SA	1,241,706

	Total	1,241,706

Philippines (0.2%)
2,281,000	Ayala Land, Inc.	1,595,531
537,742	Bank of the Philippine Islands	1,193,253

	Total	2,788,784

Poland (0.5%)
53,414	Bank Handlowy w Warszawie SA	1,492,243
87,521	Bank Pekao SA	3,950,239
68,717	Grupa Lotos SAb	741,113
383,548	Telekomunikacja Polska SA	879,991

	Total	7,063,586

Portugal (0.4%)
6,522,837	Banco Espirito Santo SAb	5,229,316

	Total	5,229,316

Russia (0.6%)
162,294	Gazprom OAO	1,066,272
38,500	Lukoil ADR	2,206,372
16,517	Magnit OJSC	942,896
199,488	Novolipetsk Steel OJSC	2,620,461
169,007	Sberbank of Russia	1,917,642

	Total	8,753,643

Singapore (1.6%)
1,999,000	ARA Asset Management, Ltd.	2,738,682
1,884,000	Ezion Holdings, Ltd.	3,141,528
735,090	Keppel Corporation, Ltd.	6,012,552
2,327,000	Osim International, Ltd.[a]	3,599,892
1,301,000	Raffles Medical Group, Ltd.	3,218,768
1,301,000	Super Group, Ltd.	4,564,534

	Total	23,275,956

South Africa (0.8%)
149,686	ABSA Group, Ltd.	2,246,236
79,745	AngloGold Ashanti, Ltd.[a]	1,140,353
169,692	Impala Platinum Holdings, Ltd.	1,598,185
59,584	Massmart Holdings, Ltd.	1,080,765
133,292	MTN Group, Ltd.	2,479,153
163,898	PPC, Ltd.	493,930
146,190	Reunert, Ltd.	1,020,441
162,899	Sappi, Ltd.[b,c]	401,546
181,000	Truworths International, Ltd.	1,593,134

	Total	12,053,743

South Korea (3.0%)
5,401	E-Mart Company, Ltd.	948,506
9,426	Hyundai Department Store
	Company, Ltd.	1,233,467
15,302	Hyundai Heavy Industries
	Company, Ltd.	2,440,890
9,826	Hyundai Mobis	2,339,303
19,892	Hyundai Motor Company	3,901,430
39,600	Kangwon Land, Inc.	1,091,317
7,978	LG Chem, Ltd.	1,756,894
34,350	POSCO	8,953,542
37,269	POSCO ADR[a]	2,425,467
5,650	Samsung Electronics Company, Ltd.	4,357,157
20,810	Samsung Heavy Industries Company, Ltd.	647,538
122,418	Shinhan Financial Group Company, Ltd.	4,013,841
6,257	Shinsegae Company, Ltd.	1,151,849
8,673	SK Telecom Company, Ltd.	1,595,012
369,848	SK Telecom Company, Ltd. ADR[a]	7,519,010

	Total	44,375,223

Spain (1.1%)
280,900	Almirall SA	3,569,573
294,170	Banco Popular Espanol SAb	900,557
2,359,321	Iberdrola SA	12,468,010

	Total	16,938,140

Sweden (1.4%)
51,111	Hexpol AB	3,317,631
181,665	Intrum Justitia AB	3,718,208
124,491	Investor AB	3,341,445
58,205	Loomis AB	1,118,532
139,372	Nordea Bank AB	1,556,405
382,903	Skandinaviska Enskilda Banken AB	3,655,577
92,538	Svenska Cellulosa AB	2,320,736
83,066	Swedbank AB	1,902,590

	Total	20,931,124

Switzerland (8.7%)
66,980	Actelion, Ltd.[b]	4,034,720
154,950	Adecco SAb	8,824,705
15,517	Bucher Industries AG	3,712,481
9,539	Burckhardt Compression Holding AG	3,797,220
58,525	Compagnie Financiere Richemont SA	5,161,220
403,404	Credit Suisse Group AGb	10,679,752
289,593	EFG International AGb	3,522,729
6,899	Givaudan SAb	8,889,879
1,081,185	Glencore Xstrata plc	4,475,573
193,031	Holcim, Ltd.[b]	13,436,174
36,338	Implenia AGb	1,811,995
218,294	Nestle SA	14,324,539
231,800	Novartis AG	16,418,521
107,539	Roche Holding AG	26,690,894
6,107	Swatch Group AG	3,342,670

	Total	129,123,072

Taiwan (0.8%)
363,000	Advanced Semiconductor Engineering, Inc.	302,178
397,000	Chipbond Technology Corporation	966,041
2,694,000	Compal Electronics, Inc.	1,506,228
406,000	Novatek Microelectronics Corporation	1,956,055
252,000	Taiwan Fertilizer Company, Ltd.	605,872
290,300	Taiwan Mobile Company, Ltd.	1,143,682

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (88.8%)	Value
Taiwan (0.8%) - continued
916,951	Taiwan Semiconductor Manufacturing Company, Ltd.	$3,319,451
34,295	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	628,284
87,000	TPK Holding Company, Ltd.	1,383,978
107,000	Walsin Lihwa Corporation[b]	30,114

	Total	11,841,883

Thailand (2.2%)
729,675	Bangkok Bank pcl	4,859,862
308,400	Kasikornbank pcl	1,882,865
13,750,600	Krung Thai Bank pcl	8,936,074
238,100	PTT Exploration & Production pcl	1,211,050
871,350	PTT pcl	9,370,298
133,100	Siam Cement pcl	1,953,038
269,200	Siam Commercial Bank pcl	1,482,380
1,343,300	Thai Oil pcl	2,708,569

	Total	32,404,136

Turkey (0.3%)
522,982	Akbank TAS	2,128,156
55,340	BIM Birlesik Magazalar AS	1,200,307
268,000	Turkiye Garanti Bankasi AS	1,168,209

	Total	4,496,672

United Kingdom (9.8%)
467,437	Aberdeen Asset Management plc	2,720,334
1,020,038	Afren plc[b]	2,010,817
233,574	ARM Holdings plc	2,825,580
97,624	Associated British Foods plc	2,575,343
214,275	Babcock International Group plc	3,597,894
2,642,693	BAE Systems plc	15,389,776
184,722	Bellway plc	3,567,137
30,000	BHP Billiton plc	770,761
170,509	British American Tobacco plc	8,745,385
306,657	Devro plc	1,360,366
117,664	Diageo plc	3,374,190
124,350	easyJet plc	2,451,067
328,506	Elementis plc	1,096,169
196,924	GlaxoSmithKline plc	4,922,388
502,306	Halma plc	3,845,988
46,795	Hikma Pharmaceuticals plc	677,197
626,804	Howden Joinery Group plc	2,420,333
173,650	HSBC Holdings plc ADR[a]	9,012,435
284,386	Inchcape plc	2,165,193
616,061	Intermediate Capital Group plc	4,074,717
1,613,186	ITV plc	3,439,422
137,656	London Stock Exchange Group plc	2,798,011
160,670	Mondi plc	2,000,447
529,011	Moneysupermarket.com Group plc	1,538,326
30,161	Next plc	2,089,271
779,333	Pace plc	2,867,321
199,814	Persimmon plc[b]	3,586,861
139,758	Prudential plc	2,281,252
98,029	Royal Dutch Shell plc	3,246,637
32,588	SABMiller plc	1,578,811
104,045	Spirax-Sarco Engineering plc	4,264,187
1,475,654	Spirent Communications plc	3,158,133
166,070	Sports Direct International plc[b]	1,397,544
87,653	Standard Chartered plc	1,902,992
223,930	Tate & Lyle plc	2,809,593
1,414,077	Taylor Wimpey plc	2,060,331
257,316	Telecity Group plc	3,965,280
1,798,850	Tesco plc	9,058,731
90,888	Unilever plc	3,679,367
2,768,487	Vodafone Group plc	7,933,639
476,116	William Hill plc	3,192,791

	Total	146,452,017

United States (0.2%)
76,020	iShares MSCI Emerging Markets Index Fund	2,932,091

	Total	2,932,091

	Total Common Stock (cost $1,265,769,987)	1,313,568,986

Principal Amount	Long-Term Fixed Income (8.4%)
Angola (<0.1%)
	Republic of Angola Via Northern Lights III BV
320,000	7.000%, 8/16/2019	328,800

	Total	328,800

Argentina (0.1%)
	Arcos Dorados SA
331,000	7.500%, 10/1/2019	352,929
	Argentina Government International Bond
819,877	7.820%, 12/31/2033[e]	592,288
7,362,000	0.000%, 12/15/2035[e,f]	516,507
100,000	2.260%, 12/31/2038[e,g]	41,796
1,640,000	2.500%, 12/31/2038[g]	533,000

	Total	2,036,520

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
200,000	5.450%, 2/9/2017	205,500

	Total	205,500

Belarus (<0.1%)
	Belarus Government International Bond
289,000	8.750%, 8/3/2015	289,723

	Total	289,723

Belize (<0.1%)
	Belize Government International Bond
116,500	5.000%, 2/20/2038[g,h]	66,988

	Total	66,988

Brazil (0.3%)
	Andrade Gutierrez International SA
340,000	4.000%, 4/30/2018[d]	319,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Brazil (0.3%) - continued
	Banco do Estado do Rio Grande de Sul SA
$200,000	7.375%, 2/2/2022	$206,000
	Banco do Estado do Rio Grande do Sul SA
680,000	7.375%, 2/2/2022[d]	700,400
	Brazil Government International Bond
1,206,000	Zero Coupon, 8/15/2050[i]	1,399,876
100,000	5.875%, 1/15/2019	113,900
580,000	4.875%, 1/22/2021	619,150
	Brazil Minas SPE via State of Minas Gerais
1,270,000	5.333%, 2/15/2028[d]	1,231,900
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[d,j,k]	0
	OGX Austria GmbH
200,000	8.375%, 4/1/2022[d]	58,000

	Total	4,648,826

Canada (0.1%)
	Eldorado Gold Corporation
430,000	6.125%, 12/15/2020[d]	414,950
	PTTEP Canada International Finance, Ltd.
270,000	5.692%, 4/5/2021[d]	288,516
540,000	6.350%, 6/12/2042	562,963

	Total	1,266,429

Cayman Islands (0.1%)
	Dubai Holding Commercial Operations MTN, Ltd.
250,000	6.000%, 2/1/2017[l]	368,833
	Raizen Fuels Finance, Ltd.
520,000	9.500%, 8/15/2014	554,320
	Sun Hung Kai Properties Capital Market, Ltd.
380,000	4.500%, 2/14/2022	374,383

	Total	1,297,536

Chile (0.3%)
	AES Gener SA
120,000	5.250%, 8/15/2021[d]	123,765
520,000	5.250%, 8/15/2021	536,317
	Banco de Credito e Inversiones
200,000	3.000%, 9/13/2017	196,027
1,150,000	3.000%, 9/13/2017[d]	1,127,157
	Banco del Estado de Chile
200,000	4.125%, 10/7/2020	200,572
260,000	4.125%, 10/7/2020[d]	260,744
	CFR International SPA
340,000	5.125%, 12/6/2022	333,193
	Chile Government International Bond
130,000	3.875%, 8/5/2020	136,500
520,000	3.250%, 9/14/2021	520,000
900,000	3.625%, 10/30/2042	742,500
	CorpGroup Banking SA
290,000	6.750%, 3/15/2023[d]	292,037
	E-CL SA
$320,000	5.625%, 1/15/2021[d]	332,252

	Total	4,801,064

China (<0.1%)
	CNOOC Finance 2013, Ltd.
280,000	4.250%, 5/9/2043	234,793
	Sparkle Assets, Ltd.
220,000	6.875%, 1/30/2020	208,628

	Total	443,421

Colombia (0.5%)
	Banco de Bogota SA
650,000	5.000%, 1/15/2017	672,750
	Bancolombia SA
240,000	6.125%, 7/26/2020	248,400
200,000	5.950%, 6/3/2021	212,500
	Colombia Government International Bond
30,000	8.250%, 12/22/2014	32,700
400,000	7.375%, 1/27/2017	466,000
1,695,000	7.375%, 3/18/2019	2,061,120
730,000	2.625%, 3/15/2023	651,525
60,000	8.125%, 5/21/2024	79,500
590,000	7.375%, 9/18/2037	753,725
830,000	6.125%, 1/18/2041	923,375
	Empresa de Energia de Bogota SA
420,000	6.125%, 11/10/2021[d]	434,700
660,000	6.125%, 11/10/2021	683,100
	Empresas Publicas de Medellin ESP
277,000	7.625%, 7/29/2019	317,165
	Pacific Rubiales Energy Corporation
400,000	5.125%, 3/28/2023[d]	378,000
	Transportadora de Gas del Internacional SA ESP
200,000	5.700%, 3/20/2022[d]	206,500

	Total	8,121,060

Costa Rica (0.2%)
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	39,750
960,000	4.250%, 1/26/2023[d]	888,000
640,000	4.375%, 4/30/2025	587,200
580,000	5.625%, 4/30/2043[a,d]	524,900

	Total	2,039,850

Croatia (<0.1%)
	Hrvatska Elektroprivreda
290,000	6.000%, 11/9/2017[d]	291,160

	Total	291,160

Dominican Republic (0.3%)
	Aeropuertos Dominicanos Siglo XXI SA
300,000	9.250%, 11/13/2019[d]	300,750

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Dominican Republic (0.3%) - continued
	Dominican Republic Government International Bond
$2,068,000	7.500%, 5/6/2021	$2,228,270
100,000	7.500%, 5/6/2021[d]	107,750
2,600,000	14.500%, 2/10/2023[m]	73,897
740,000	5.875%, 4/18/2024[d]	712,250
800,000	18.500%, 2/4/2028[m]	27,341
16,900,000	18.500%, 2/4/2028[h,m]	577,589

	Total	4,027,847

Egypt (<0.1%)
	Egypt Government International Bond
800,000	5.750%, 4/29/2020	628,160
100,000	6.875%, 4/30/2040	71,020

	Total	699,180

Gabon (0.1%)
	Gabon Government International Bond
780,000	8.200%, 12/12/2017	877,500

	Total	877,500

Ghana (<0.1%)
	Ghana Government International Bond
350,000	8.500%, 10/4/2017	369,250

	Total	369,250

Guatemala (<0.1%)
	Guatemala Government International Bond
350,000	5.750%, 6/6/2022[d]	355,250
380,000	4.875%, 2/13/2028[d]	343,900

	Total	699,150

Honduras (0.1%)
	Honduras Government International Bond
200,000	7.500%, 3/15/2024	172,000
1,400,000	7.500%, 3/15/2024[d]	1,204,000

	Total	1,376,000

Hong Kong (0.1%)
	China Oil & Gas Group, Ltd.
200,000	5.250%, 4/25/2018[d]	197,000
	Hainan Airlines Hong Kong Company, Ltd.
280,000	3.625%, 2/7/2020	262,455
	Metropolitan Light International, Ltd.
400,000	5.250%, 1/17/2018	372,768
	Yingde Gases Investment, Ltd.
350,000	8.125%, 4/22/2018[d]	339,500

	Total	1,171,723

Hungary (0.1%)
	Hungary Government International Bond
450,000	4.375%, 7/4/2017[e]	579,882
360,000	5.375%, 2/21/2023	346,500
160,000	7.625%, 3/29/2041	167,040

	Total	1,093,422

India (0.1%)
	Bharti Airtel International Netherlands BV
380,000	5.125%, 3/11/2023[d]	345,344
	Vedanta Resources plc
520,000	7.125%, 5/31/2023[d]	491,400

	Total	836,744

Indonesia (0.6%)
	Indonesia Government International Bond
49,000	6.875%, 1/17/2018	55,003
400,000	11.625%, 3/4/2019[d]	544,000
1,280,000	11.625%, 3/4/2019	1,740,800
1,400,000	3.375%, 4/15/2023[d]	1,256,500
455,000	8.500%, 10/12/2035	598,325
1,940,000	7.750%, 1/17/2038	2,395,900
730,000	4.625%, 4/15/2043[d]	638,750
	Perusahaan Penerbit SBSN
200,000	4.000%, 11/21/2018[d]	194,000
	PT Pertamina Persero
1,040,000	5.625%, 5/20/2043[d]	899,600

	Total	8,322,878

Iraq (0.1%)
	Iraq Government International Bond
1,200,000	5.800%, 1/15/2028	996,000

	Total	996,000

Ireland (0.1%)
	MTS International Funding, Ltd.
690,000	8.625%, 6/22/2020	810,750
	Sibur Securities, Ltd.
520,000	3.914%, 1/31/2018[d]	481,000

	Total	1,291,750

Israel (<0.1%)
	Israel Electric Corporation, Ltd.
230,000	5.625%, 6/21/2018[d]	236,325

	Total	236,325

Italy (<0.1%)
	Wind Acquisition Finance SA
200,000	6.500%, 4/30/2020[d]	198,500

	Total	198,500

Ivory Coast (0.2%)
	Ivory Coast Government International Bond
3,489,000	5.750%, 12/31/2032	2,860,980

	Total	2,860,980

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Kazakhstan (0.3%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
$220,000	6.250%, 5/20/2015	$228,800
	KazMunayGas National Company
450,000	11.750%, 1/23/2015	509,625
1,370,000	6.375%, 4/9/2021[d]	1,486,450
1,510,000	5.750%, 4/30/2043[h]	1,336,350
	Samruk-Energy JSC
200,000	3.750%, 12/20/2017	190,500

	Total	3,751,725

Luxembourg (0.2%)
	Gazprom OAO Via Gaz Capital SA
200,000	5.999%, 1/23/2021	207,000
	Millicom International Cellular SA
280,000	4.750%, 5/22/2020[d]	266,073
	Telefonica Celular del Paraguay SA
400,000	6.750%, 12/13/2022	415,000
	TNK-BP Finance SA
282,000	7.500%, 7/18/2016	312,668
390,000	7.875%, 3/13/2018	443,625
476,000	7.250%, 2/2/2020	533,119
	Vimpel Communications OJSC Via UBS Luxembourg SA
100,000	8.250%, 5/23/2016	109,250
	Wind Acquisition Finance SA
140,000	11.750%, 7/15/2017[d]	145,600

	Total	2,432,335

Malaysia (<0.1%)
	Wakala Global Sukuk Bhd
420,000	4.646%, 7/6/2021	440,541

	Total	440,541

Mexico (0.6%)
	Grupo Cementos de Chihuahua SAB de CV
200,000	8.125%, 2/8/2020[d]	205,500
	Grupo KUO SAB de CV
350,000	6.250%, 12/4/2022[d]	358,313
	Metalsa SA de CV
350,000	4.900%, 4/24/2023[d]	332,500
	Mexican Bonos
5,134,300	7.500%, 6/3/2027[n]	443,788
1,341,500	8.500%, 5/31/2029[n]	123,406
241,000	7.750%, 5/29/2031[n]	20,555
1,681,700	10.000%, 11/20/2036[n]	172,774
268,300	8.500%, 11/18/2038[n]	24,119
8,495,200	7.750%, 11/13/2042[n]	706,111
	Mexico Government International Bond
990,000	5.875%, 1/15/2014	1,012,770
20,000	6.625%, 3/3/2015	21,700
100,000	5.625%, 1/15/2017	111,150
266,000	5.950%, 3/19/2019	304,437
370,000	3.625%, 3/15/2022	362,600
110,000	6.750%, 9/27/2034	129,800
908,000	6.050%, 1/11/2040	989,720
1,890,000	4.750%, 3/8/2044	1,682,099
180,000	5.750%, 10/12/2110	164,250
	Pemex Project Funding Master Trust
300,000	6.625%, 6/15/2035	315,000
	Petroleos Mexicanos
45,000	8.000%, 5/3/2019	54,450
80,000	5.500%, 1/21/2021	85,200
1,070,000	4.875%, 1/24/2022	1,091,400
90,000	5.500%, 6/27/2044[d]	81,000
	Tenedora Nemak SA de CV
350,000	5.500%, 2/28/2023[d]	331,625

	Total	9,124,267

Netherlands (0.1%)
	Ajecorp BV
310,000	6.500%, 5/14/2022	315,580
	Kazakhstan Temir Zholy Finance BV
390,000	6.950%, 7/10/2042[d]	396,357
	Listrindo Capital BV
340,000	6.950%, 2/21/2019	346,800
	VimpelCom Holdings BV
580,000	7.504%, 3/1/2022[d]	600,300
200,000	5.950%, 2/13/2023[d]	187,000

	Total	1,846,037

Nigeria (0.1%)
	Nigeria Government International Bond
850,000	6.750%, 1/28/2021	888,250

	Total	888,250

Pakistan (<0.1%)
	Pakistan Government International Bond
370,000	6.875%, 6/1/2017	344,100
100,000	7.875%, 3/31/2036	75,000

	Total	419,100

Panama (0.2%)
	Panama Government International Bond
200,000	4.300%, 4/29/2053	160,500
430,000	7.250%, 3/15/2015	469,775
286,000	8.875%, 9/30/2027	394,680
990,000	9.375%, 4/1/2029	1,435,500
790,000	6.700%, 1/26/2036	918,375

	Total	3,378,830

Paraguay (0.1%)
	Banco Continental SAECA
170,000	8.875%, 10/15/2017[d]	181,475
	Paraguay Government International Bond
410,000	4.625%, 1/25/2023	395,650
930,000	4.625%, 1/25/2023[d]	897,450

	Total	1,474,575

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Peru (0.3%)
	Ajecorp BV
$160,000	6.500%, 5/14/2022[d]	$162,880
	Banco de Credito del Peru
290,000	6.125%, 4/24/2027[d]	293,625
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022	197,000
200,000	4.750%, 2/8/2022[d]	197,000
	Corporacion Lindley SA
200,000	6.750%, 11/23/2021	217,500
70,000	6.750%, 11/23/2021[d]	76,125
100,000	4.625%, 4/12/2023[d]	97,000
	Peru Government International Bond
440,000	5.625%, 11/18/2050	453,200
600,000	7.350%, 7/21/2025	768,000
354,000	8.750%, 11/21/2033	515,070
670,000	6.550%, 3/14/2037	790,600
	Transportadora de Gas del Peru SA
350,000	4.250%, 4/30/2028[d]	309,750

	Total	4,077,750

Philippines (0.1%)
	Energy Development Corporation
240,000	6.500%, 1/20/2021	257,441
	Philippines Government International Bond
1,020,000	7.500%, 9/25/2024	1,305,600

	Total	1,563,041

Romania (0.1%)
	Romania Government International Bond
45,000	6.500%, 6/18/2018[e]	64,671
270,000	6.750%, 2/7/2022	301,010
690,000	6.750%, 2/7/2022[d]	769,247
170,000	4.375%, 8/22/2023[d]	161,503

	Total	1,296,431

Russia (0.7%)
	AHML Finance, Ltd.
10,700,000	7.750%, 2/13/2018[d,o]	317,845
	EDC Finance, Ltd.
300,000	4.875%, 4/17/2020[d]	274,500
	Gazprom Neft Capital SA
490,000	4.375%, 9/19/2022[d]	448,767
	Lukoil International Finance BV
310,000	6.125%, 11/9/2020	326,275
	Phosagro OAO Via Phosagro Bond Funding, Ltd.
310,000	4.204%, 2/13/2018[d]	305,350
	Rosneft Oil Company via Rosneft International Finance, Ltd.
500,000	4.199%, 3/6/2022[d]	463,250
	Russia Government International Bond
1,100,000	5.000%, 4/29/2020	1,177,000
1,000,000	4.500%, 4/4/2022	1,021,370
1,800,000	4.500%, 4/4/2022[a,d]	1,838,466
1,918,375	7.500%, 3/31/2030	2,246,896
	Sberbank of Russia Via SB Capital SA
260,000	5.717%, 6/16/2021	265,200
	Uralkali OJSC
290,000	3.723%, 4/30/2018[a,d]	278,763

	Total	8,963,682

Slovenia (0.2%)
	Slovenia Government International Bond
400,000	5.500%, 10/26/2022	368,000
2,290,000	5.500%, 10/26/2022[d]	2,106,800
570,000	5.850%, 5/10/2023[d]	530,100

	Total	3,004,900

South Africa (<0.1%)
	Peermont Global Proprietary, Ltd.
250,000	7.750%, 4/30/2014[e]	320,530

	Total	320,530

Spain (<0.1%)
	BC Luxco 1 SA
200,000	7.375%, 1/29/2020	190,000

	Total	190,000

Supranational (0.1%)
	Corporacion Andina de Fomento
639,000	3.750%, 1/15/2016	674,571
600,000	5.750%, 1/12/2017	663,847
643,000	4.375%, 6/15/2022	654,760

	Total	1,993,178

Thailand (<0.1%)
	PTT pcl
200,000	3.375%, 10/25/2022	181,487

	Total	181,487

Turkey (0.3%)
	Anadolu Efes Biracilik Ve Malt Sanayii AS
520,000	3.375%, 11/1/2022[d]	447,200
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	206,000
	Hazine Mustesarligi Varlik Kiralama AS
2,360,000	2.803%, 3/26/2018	2,242,000
	Turkey Government International Bond
320,000	7.000%, 3/11/2019	366,400
150,000	7.375%, 2/5/2025	177,750
400,000	7.250%, 3/5/2038	466,000
400,000	6.000%, 1/14/2041	399,000
	Turkiye Vakiflar Bankasi Tao
680,000	3.750%, 4/15/2018[d]	639,200

	Total	4,943,550

Ukraine (0.3%)
	MHP SA
200,000	8.250%, 4/2/2020[d]	181,440

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Ukraine (0.3%) - continued
	State Export-Import Bank of Ukraine JSC Via Biz Finance plc
$340,000	8.750%, 1/22/2018	$299,200
	Ukraine Government International Bond
1,840,000	9.250%, 7/24/2017	1,835,400
460,000	8.375%, 11/3/2017	423,200
200,000	7.400%, 4/20/2018	177,510
770,000	7.800%, 11/28/2022	687,225
830,000	7.800%, 11/28/2022[d]	740,775

	Total	4,344,750

United Arab Emirates (0.1%)
	ADCB Finance Cayman, Ltd.
600,000	4.500%, 3/6/2023	588,000
	Dolphin Energy, Ltd.
540,588	5.888%, 6/15/2019	589,241
	National Bank of Abu Dhabi PJSC
200,000	3.000%, 8/13/2019	192,000

	Total	1,369,241

United Kingdom (<0.1%)
	Ferrexpo Finance plc
200,000	7.875%, 4/7/2016	184,574

	Total	184,574

United States (0.3%)
	HSBC Bank USA NA/New York
680,000	17.276%, 8/15/2040[k,p]	782,582
	HSBC USA, Inc.
688,000	10.000%, 1/5/2017[i,k]	316,099
	U.S. Treasury Bonds
400,000	2.875%, 5/15/2043	354,000
	U.S. Treasury Notes
2,100,000	1.375%, 6/30/2018	2,098,850
1,200,000	1.375%, 5/31/2020	1,158,094

	Total	4,709,625

Uruguay (0.1%)
	Uruguay Government International Bond
300,000	6.875%, 9/28/2025	359,400
1,090,000	7.625%, 3/21/2036	1,376,125

	Total	1,735,525

Venezuela (0.6%)
	Petroleos de Venezuela SA
331,600	5.250%, 4/12/2017	270,254
1,990,000	9.000%, 11/17/2021	1,671,599
130,000	5.375%, 4/12/2027	78,650
30,000	5.500%, 4/12/2037	17,700
	Venezuela Government
	International Bond
100,000	13.625%, 8/15/2018	102,250
350,000	6.000%, 12/9/2020	255,500
510,000	12.750%, 8/23/2022	522,750
440,000	9.000%, 5/7/2023	366,300
335,000	8.250%, 10/13/2024	259,625
4,230,000	7.650%, 4/21/2025	3,151,350
1,140,000	9.250%, 9/15/2027	963,300
90,000	9.250%, 5/7/2028	73,350
780,000	11.950%, 8/5/2031	744,900
30,000	9.375%, 1/13/2034	24,525

	Total	8,502,053

Vietnam (<0.1%)
	Vietnam Government International Bond
310,000	6.875%, 1/15/2016	327,050

	Total	327,050

Virgin Islands, British (0.1%)
	Central American Bottling Corporation
108,000	6.750%, 2/9/2022	113,400
210,000	6.750%, 2/9/2022[d]	220,500
	CNOOC Finance 2013, Ltd.
1,300,000	3.000%, 5/9/2023	1,174,364
	PCCW Capital No. 4, Ltd.
200,000	5.750%, 4/17/2022	201,882

	Total	1,710,146

Zambia (0.1%)
	Zambia Government International Bond
400,000	5.375%, 9/20/2022[d]	356,000
1,010,000	5.375%, 9/20/2022	898,900

	Total	1,254,900

	Total Long-Term Fixed Income (cost $133,483,751)	125,322,199

Shares	Preferred Stock (0.3%)

Brazil (0.2%)
208,800	Vale SA	2,531,221

	Total	2,531,221

Germany (0.1%)
10,261	Draegerwerk AG & Company
	KGaA[a]	1,403,564

	Total	1,403,564

	Total Preferred Stock (cost $4,873,547)	3,934,785

	Collateral Held for Securities Loaned (6.2%)
92,148,841	Thrivent Cash Management Trust	92,148,841

	Total Collateral Held for Securities Loaned (cost $92,148,841)	92,148,841

Shares or Principal Amount	Short-Term Investments (2.0%)[q]
	Banco del Estado de Chile
775,000	0.200%, 8/27/2013[q]	775,000
	Federal Home Loan Bank Discount Notes
200,000	0.093%, 11/22/2013[q,r]	199,925

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013 (unaudited)

(unaudited)

Shares or Principal Amount	Short-Term Investments (2.0%)[q]	Value
	Federal National Mortgage Association Discount Notes
7,000,000	0.060%, 8/21/2013[q]	$6,999,382
	Thrivent Cash Management Trust
21,309,254	0.080%	21,309,254

	Total Short-Term Investments (at amortized cost)	29,283,561

	Total Investments (cost $1,525,559,687) 105.7%	$1,564,258,372

	Other Assets and Liabilities, Net (5.7%)	(84,275,755)

	Total Net Assets 100.0%	$1,479,982,617

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $35,524,116 or 2.4% of total net assets.
e	Principal amount is displayed in Euros.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 28, 2013.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of June 28, 2013.

Security	Acquisition Date	Cost
Belize Government
International Bond	5/20/2013	$110,911
Dominican Republic
Government International Bond	3/6/2013	488,749
KazMunayGas National
Company	4/24/2013	1,504,077

i	Principal amount is displayed in Brazilian Real.
j	Defaulted security. Interest is not being accrued.
k	Security is fair valued.
l	Principal amount is displayed in British Pounds.
m	Principal amount is displayed in Dominican Republic Pesos.
n	Principal amount is displayed in Mexican Pesos.
o	Principal amount is displayed in Russian Rubles.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r	At June 28, 2013, $199,925 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$155,461,282
Gross unrealized depreciation	(119,701,355)

Net unrealized appreciation (depreciation)	$35,759,927

Cost for federal income tax purposes	$1,528,498,445

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	211,394,116	—	211,394,116	—
Consumer Staples	121,342,315	4,201,612	117,140,703	—
Energy	109,973,747	19,589,647	90,384,100	—
Financials	263,209,505	18,889,829	244,319,676	—
Health Care	126,239,228	6,099,520	120,139,708	—
Industrials	231,914,658	7,164,012	224,750,646	—
Information Technology	78,687,458	3,821,909	74,865,549	—
Materials	108,520,845	10,747,630	97,773,215	—
Telecommunications Services	54,779,667	7,519,010	47,260,657	—
Utilities	7,507,447	—	7,507,447	—
Long-Term Fixed Income
Basic Materials	1,675,037	—	1,675,037	—
Capital Goods	1,145,209	—	1,145,209	—
Communications Services	3,279,699	—	3,279,699	—
Consumer Cyclical	1,527,584	—	1,527,584	—
Consumer Non-Cyclical^	2,719,138	—	2,719,138	0
Energy	15,844,643	—	15,844,643	—
Financials	9,642,388	—	8,543,707	1,098,681
Foreign Government	80,997,492	—	80,318,665	678,827
Transportation	959,562	—	959,562	—
U.S. Government and Agencies	3,926,737	—	3,926,737	—
Utilities	3,604,710	—	3,604,710	—
Preferred Stock
Health Care	1,403,564	—	1,403,564	—
Materials	2,531,221	—	2,531,221	—
Collateral Held for Securities Loaned	92,148,841	92,148,841	—	—
Short-Term Investments	29,283,561	21,309,254	7,974,307	—

Total	$1,564,258,372	$191,491,264	$1,370,989,600	$1,777,508

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	118,535	118,535	—	—
Foreign Currency Forward Contracts	965,675	—	965,675	—

Total Asset Derivatives	$1,084,210	$118,535	$965,675	$—

Liability Derivatives
Futures Contracts	154,832	154,832	—	—
Foreign Currency Forward Contracts	823,389	—	823,389	—

Total Liability Derivatives	$978,221	$154,832	$823,389	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	25	September 2013	$5,506,477	$5,500,000	($6,477)
5-Yr. U.S. Treasury Bond Futures	15	September 2013	1,838,369	1,815,703	(22,666)
10-Yr. U.S. Treasury Bond Futures	(102)	September 2013	(12,942,726)	(12,909,375)	33,351
30-Yr. U.S. Treasury Bond Futures	(21)	September 2013	(2,937,904)	(2,852,720)	85,184
Mini MSCI EAFE Index Futures	19	September 2013	1,627,956	1,557,715	(70,241)
Ultra Long Term U.S. Treasury Bond
Futures	11	September 2013	1,675,886	1,620,438	(55,448)
Total Futures Contracts					($36,297)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	WBC	843,000	9/18/2013	$792,374	$766,051	($26,323)
Australian Dollar	DB	557,000	9/18/2013	519,509	506,157	(13,352)
Brazilian Real	RBS	104,226	7/1/2013 - 7/2/2013	47,631	46,710	(921)
Brazilian Real	DB	784,688	7/10/2013	376,855	350,729	(26,126)
Brazilian Real	JPM	567,600	7/12/2013	264,000	253,585	(10,415)
Brazilian Real	UBS	1,146,991	7/8/2013	544,000	512,894	(31,106)
British Pound	SSB	2,840,380	7/2/2013 - 7/3/2013	4,330,244	4,320,101	(10,143)
Canadian Dollar	SSB	953,257	7/2/2013	910,800	906,396	(4,404)
Chilean Peso	CSFB	132,488,640	7/19/2013	257,000	260,084	3,084
Chinese Yuan	RBS	9,637,131	8/22/2013	1,534,697	1,563,117	28,420
Chinese Yuan	HSBC	22,778,418	7/8/2013 - 7/12/2013	3,639,120	3,707,361	68,241
Chinese Yuan	BB	13,106,280	8/22/2013	2,081,000	2,125,804	44,804
Chinese Yuan	CITI	7,396,897	7/12/2013	1,183,449	1,203,633	20,184
Chinese Yuan	BOA	785,313	8/22/2013	125,000	127,376	2,376
Euro	JPM	1,003,000	9/18/2013	1,330,548	1,305,876	(24,672)
Euro	BNP	392,000	9/18/2013	511,892	510,372	(1,520)
Euro	CITI	388,000	9/18/2013	507,678	505,164	(2,514)
Euro	BOA	398,000	9/18/2013	522,015	518,184	(3,831)
Euro	DB	872,000	9/18/2013	1,154,082	1,135,318	(18,764)
Euro	BB	398,000	9/18/2013	525,879	518,184	(7,695)
Euro	RBS	396,000	9/18/2013	514,919	515,580	661
Euro	SSB	1,128,852	9/18/2013	1,484,557	1,469,732	(14,825)
Euro	BOA	584,831	7/1/2013 - 7/2/2013	762,664	761,242	(1,422)
Hong Kong Dollar	RBS	1,193,350	7/2/2013	153,838	153,861	23
Hungarian Forint	DB	174,388,865	9/18/2013	761,897	763,848	1,951
Hungarian Forint	BB	58,760,460	9/18/2013	259,321	257,379	(1,942)
Hungarian Forint	HSBC	61,946,260	9/18/2013	273,119	271,333	(1,786)
Hungarian Forint	BOA	59,305,950	9/18/2013	264,164	259,768	(4,396)
Indian Rupee	JPM	15,811,820	7/12/2013	269,000	265,426	(3,574)
Indonesian Rupiah	SSB	457,784,725	7/1/2013 - 7/2/2013	45,921	46,124	203
Israeli Shekel	CITI	1,004,714	9/18/2013	278,399	275,920	(2,479)
Israeli Shekel	ML	727,680	9/18/2013	201,000	199,840	(1,160)
Japanese Yen	DB	52,011,808	9/18/2013	527,000	524,740	(2,260)
Japanese Yen	JPM	64,398,449	9/18/2013	656,000	649,706	(6,294)
Japanese Yen	SSB	25,760,512	9/18/2013	264,000	259,894	(4,106)
Japanese Yen	SSB	389,685,648	7/2/2013 - 7/3/2013	3,956,401	3,929,075	(27,326)
Malaysian Ringgit	BB	3,522,881	7/8/2013 - 7/12/2013	1,124,000	1,114,322	(9,678)
Malaysian Ringgit	BNP	2,533,757	7/12/2013	813,405	801,357	(12,048)
Mexican Peso	SSB	3,908,306	7/1/2013	300,062	301,626	1,564
Mexican Peso	JPM	6,773,531	9/18/2013	527,000	519,061	(7,939)
Mexican Peso	SSB	6,729,330	9/18/2013	505,000	515,674	10,674
Mexican Peso	DB	45,236,781	9/18/2013	3,527,302	3,466,531	(60,771)
Mexican Peso	RBS	74,141	7/2/2013	5,684	5,722	38
Philippines Peso	CITI	40,586,465	7/11/2013 - 7/26/2013	939,341	939,547	206
Philippines Peso	BB	10,435,369	7/23/2013	246,670	241,573	(5,097)
Philippines Peso	DB	1,192,289	7/23/2013	27,215	27,601	386
Polish Zloty	BOA	864,009	9/18/2013	259,942	258,950	(992)
Polish Zloty	RBS	280,870	7/2/2013	84,345	84,531	186
Polish Zloty	DB	4,312,317	9/18/2013	1,348,016	1,292,433	(55,583)
Polish Zloty	BOM	97,354	7/1/2013	29,271	29,300	29
Polish Zloty	BB	2,524,240	9/18/2013	777,884	756,533	(21,351)
Russian Ruble	CSFB	39,611,106	7/11/2013 - 7/25/2013	1,208,062	1,200,815	(7,247)
Russian Ruble	DB	2,463,529	7/11/2013	75,372	74,818	(554)
Russian Ruble	CITI	66,940,854	7/8/2013 - 7/19/2013	2,053,653	2,032,502	(21,151)
Russian Ruble	JPM	7,800,040	7/11/2013 - 7/17/2013	241,516	236,815	(4,701)
Russian Ruble	UBS	25,590,123	7/15/2013 - 7/22/2013	785,000	776,360	(8,640)
Singapore Dollar	SSB	328,307	9/18/2013	257,000	259,147	2,147
Singapore Dollar	BOA	244,857	7/1/2013 - 7/2/2013	192,433	193,181	748
Singapore Dollar	JPM	1,329,536	9/18/2013	1,065,000	1,049,460	(15,540)
Singapore Dollar	WBC	337,337	9/18/2013	268,000	266,275	(1,725)
Singapore Dollar	HSBC	320,636	9/18/2013	252,000	253,092	1,092
South African Rand	BB	2,546,214	9/18/2013	252,000	254,790	2,790

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases—continued
South African Rand	BNP	1,255,928	9/18/2013	$119,597	$125,676	$6,079
South African Rand	DB	2,669,345	9/18/2013	263,000	267,111	4,111
South African Rand	RBS	561,418	7/2/2013	56,424	56,795	371
South Korean Won	CSFB	588,291,305	8/1/2013	511,000	514,787	3,787
South Korean Won	CITI	297,584,500	7/15/2013	263,000	260,486	(2,514)
South Korean Won	DB	1,234,915,121	7/5/2013	1,093,000	1,081,171	(11,829)
Swiss Franc	UBS	249,075	9/18/2013	269,000	263,979	(5,021)
Turkish Lira	MSC	1,468,317	9/18/2013	756,518	751,988	(4,530)
Turkish Lira	RBS	5,057,608	9/18/2013 - 9/27/2013	2,675,812	2,588,516	(87,296)
Total Purchases				$55,002,497	$54,609,089	($393,408)
Sales
Australian Dollar	BB	133,643	9/18/2013	$126,091	$121,444	$4,647
Australian Dollar	SB	281,000	9/18/2013	256,257	255,350	907
Australian Dollar	WP	135,500	9/18/2013	123,932	123,132	800
Australian Dollar	DB	139,000	9/18/2013	130,734	126,312	4,422
Australian Dollar	CITI	562,000	9/18/2013	531,695	510,701	20,994
Australian Dollar	WBC	429,857	9/18/2013	406,422	390,620	15,802
Australian Dollar	SSB	2,479,574	7/2/2013	2,305,583	2,267,703	37,880
Brazilian Real	SSB	43,587	7/1/2013	19,556	19,534	22
Brazilian Real	MSC	1,724,137	7/8/2013 - 8/2/2013	794,855	769,596	25,259
Brazilian Real	CITI	1,619,230	7/10/2013	714,892	723,741	(8,849)
Brazilian Real	DB	1,028,376	7/10/2013	486,000	459,649	26,351
Brazilian Real	JPM	586,143	7/18/2013	268,000	261,520	6,480
Brazilian Real	CSFB	852,885	7/17/2013	426,421	380,617	45,804
Brazilian Real	UBS	2,933,060	7/12/2013 - 7/24/2013	1,338,000	1,308,630	29,370
British Pound	BOA	59,724	7/1/2013	91,457	90,837	620
British Pound	JPM	249,000	8/8/2013	385,151	378,545	6,606
British Pound	SSB	177,513	7/1/2013 - 7/3/2013	270,113	269,990	123
Canadian Dollar	SSB	133,893	7/2/2013	127,928	127,311	617
Chilean Peso	BB	136,123,152	7/24/2013	264,000	267,049	(3,049)
Chilean Peso	BOA	68,165,800	7/12/2013	134,000	133,933	67
Chilean Peso	CSFB	450,344,080	7/19/2013 - 8/2/2013	892,000	884,183	7,817
Chinese Yuan	DB	3,313,166	9/18/2013	536,000	536,403	(403)
Chinese Yuan	HSBC	36,078,862	7/8/2013 - 9/18/2013	5,814,000	5,865,219	(51,219)
Chinese Yuan	BB	20,028,259	7/8/2013 - 8/22/2013	3,201,000	3,252,564	(51,564)
Czech Republic Koruna	SSB	18,850,325	9/18/2013	957,848	944,412	13,436
Czech Republic Koruna	BNP	5,106,780	9/18/2013	255,123	255,853	(730)
Czech Republic Koruna	BOA	5,141,902	9/18/2013	257,725	257,612	113
Euro	CITI	401,000	9/18/2013	532,381	522,090	10,291
Euro	BB	594,000	9/18/2013	785,205	773,370	11,835
Euro	BOA	796,000	9/18/2013	1,059,637	1,036,368	23,269
Euro	MSC	200,000	9/18/2013	267,722	260,394	7,328
Euro	HSBC	206,000	9/18/2013	273,119	268,206	4,913
Euro	BNP	251,560	9/18/2013	335,416	327,524	7,892
Euro	SSB	3,046,607	7/1/2013 - 7/2/2013	3,969,932	3,965,594	4,338
Euro	JPM	1,901,083	8/7/2013	2,478,768	2,474,659	4,109
Euro	DB	1,586,000	9/18/2013	2,109,913	2,064,925	44,988
Hong Kong Dollar	SSB	496,862	7/2/2013	64,041	64,061	(20)
Hungarian Forint	BOA	60,523,000	9/18/2013	264,290	265,099	(809)
Hungarian Forint	DB	369,674,187	9/18/2013	1,625,961	1,619,225	6,736
Indian Rupee	UBS	15,631,590	7/12/2013	269,000	262,400	6,600
Indonesian Rupiah	SSB	114,621,132	7/1/2013 - 7/2/2013	11,508	11,549	(41)
Israeli Shekel	MSC	962,465	9/18/2013	264,000	264,317	(317)
Israeli Shekel	CITI	769,930	9/18/2013	211,200	211,442	(242)
Japanese Yen	MSC	50,159,249	9/18/2013	511,000	506,049	4,951
Japanese Yen	WBC	30,536,059	9/18/2013	321,737	308,074	13,663
Japanese Yen	CITI	25,683,768	9/18/2013	264,000	259,120	4,880
Japanese Yen	JPM	25,087,920	9/18/2013	255,000	253,108	1,892
Japanese Yen	BOA	55,781,580	7/1/2013 - 7/2/2013	568,768	562,427	6,341
Japanese Yen	SSB	494,251,846	7/1/2013 - 7/2/2013	5,011,192	4,983,381	27,811
Japanese Yen	SSB	26,143,303	9/18/2013	269,000	263,756	5,244

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales - continued
Malaysian Ringgit	CITI	2,890,717	7/12/2013	914,000	914,254	(254)
Malaysian Ringgit	BOA	2,024,371	7/12/2013	645,000	640,253	4,747
Mexican Peso	BB	17,183,088	7/26/2013	1,294,395	1,323,044	(28,649)
Mexican Peso	UBS	7,565,863	7/26/2013	$577,096	$582,547	($5,451)
Mexican Peso	MSC	6,909,955	9/18/2013	537,000	529,516	7,484
Mexican Peso	JPM	4,944,002	7/26/2013 - 9/18/2013	377,149	379,396	(2,247)
Mexican Peso	SSB	28,128,339	7/26/2013 - 9/18/2013	2,154,432	2,156,929	(2,497)
Mexican Peso	DB	13,222,000	9/18/2013	1,001,709	1,013,213	(11,504)
Philippines Peso	CITI	18,592,518	7/11/2013 - 7/23/2013	427,000	430,402	(3,402)
Philippines Peso	DB	208,940	7/11/2013	4,771	4,837	(66)
Philippines Peso	BB	11,513,200	7/11/2013	269,000	266,517	2,483
Polish Zloty	SSB	8,015,205	9/18/2013	2,453,229	2,402,216	51,013
Polish Zloty	BOA	2,563,108	9/18/2013	770,000	768,182	1,818
Polish Zloty	DB	861,973	9/18/2013	258,000	258,340	(340)
Russian Ruble	CITI	34,641,530	7/11/2013 - 7/25/2013	1,063,000	1,051,120	11,880
Russian Ruble	UBS	43,558,122	7/8/2013 - 8/1/2013	1,340,000	1,322,470	17,530
Russian Ruble	CSFB	13,242,504	7/17/2013 - 7/22/2013	407,208	401,558	5,650
Russian Ruble	DB	53,671,024	7/15/2013 - 7/17/2013	1,664,851	1,628,847	36,004
Singapore Dollar	SSB	45,535	7/1/2013	35,871	35,925	(54)
Singapore Dollar	BIO	190,324	7/2/2013	150,096	150,157	(61)
Singapore Dollar	WBC	2,704,000	9/18/2013	2,166,320	2,134,383	31,937
South African Rand	UBS	2,692,702	9/18/2013	268,905	269,448	(543)
South African Rand	JPM	1,232,571	9/18/2013	119,597	123,338	(3,741)
South African Rand	BB	2,596,354	9/18/2013	253,000	259,807	(6,807)
South Korean Won	CITI	913,515,999	7/5/2013 - 7/12/2013	812,033	799,715	12,318
South Korean Won	WBC	304,531,200	7/5/2013	272,000	266,618	5,382
South Korean Won	DB	303,085,900	7/5/2013	270,142	265,352	4,790
Swiss Franc	MSC	304,384	9/18/2013	325,496	322,597	2,899
Turkish Lira	MSC	2,523,038	9/18/2013	1,322,694	1,292,156	30,538
Turkish Lira	RBS	2,042,563	9/18/2013	1,043,000	1,046,084	(3,084)
Turkish Lira	DB	2,526,714	9/27/2013	1,342,283	1,292,337	49,946
Total Sales				$67,376,850	$66,841,156	$535,694
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$142,286

Counterparty
BOA	-	Bank of America
BOM	-	Bank of Montreal
BB	-	Barclays Bank
BNP	-	BNP Paribas
BIO	-	Brown Brothers Harriman
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
ML	-	Merrill Lynch
MSC	-	Morgan Stanley & Company
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation
WP	-	Westwind Partners

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$118,535
Total Interest Rate Contracts		118,535
Foreign Exchange Contracts
Forward Contracts	Receivable/Payable for forward contracts, Net Assets—Net unrealized
	appreciation/(depreciation) on Foreign currency forward contracts	965,675
Total Foreign Exchange Contracts		965,675

Total Asset Derivatives		$1,084,210

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	84,591
Total Interest Rate Contracts		84,591
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	70,241
Total Equity Contracts		70,241
Foreign Exchange Contracts
Forward Contracts	Receivable/Payable for forward contracts, Net Assets—Net unrealized
	appreciation/(depreciation) on Foreign currency forward contracts	823,389
Total Foreign Exchange Contracts		823,389

Total Liability Derivatives		$978,221

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(421,411)
Total Equity Contracts		(421,411)
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	27,224
Total Foreign Exchange Contracts		27,224
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(433,607)
Total Interest Rate Contracts		(433,607)

Total		($827,794)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	32,188
Total Interest Rate Contracts		32,188
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(66,875)
Total Equity Contracts		(66,875)
Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	55,918
Total Foreign Exchange Contracts		55,918

Total		$21,231

The following table presents Partner Worldwide Allocation Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Equity Contracts	$2,545,962	0.2%	N/A	N/A
Interest Rate
Contracts	46,035,166	3.0	N/A	N/A
Foreign Exchange
Contracts	N/A	N/A	$174,178,682	11.3%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$34,864,326	$398,388,339	$341,103,824	92,148,841	$92,148,841	$950,505
Cash Management Trust- Short Term Investment	25,452,748	228,528,174	232,671,668	21,309,254	21,309,254	12,012
Total Value and Income Earned	60,317,074				113,458,095	962,517

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (95.6%)	Value
Consumer Discretionary (17.7%)
737	Amazon.com, Inc.[a]	$204,658
2,259	Bed Bath & Beyond, Inc.[a]	160,163
5,750	Lowe’s Companies, Inc.	235,175
2,861	McDonald’s Corporation	283,239
2,972	NIKE, Inc.	189,257
313	Panera Bread Company[a]	58,199
271	Priceline.com, Inc.[a]	224,152
1,716	Ross Stores, Inc.	111,214
4,750	Starbucks Corporation	311,078
3,482	Walt Disney Company	219,888

	Total	1,997,023

Consumer Staples (11.9%)
8,478	Coca-Cola Company	340,052
2,852	Costco Wholesale Corporation	315,346
8,445	CVS Caremark Corporation	482,885
2,582	PepsiCo, Inc.	211,182

	Total	1,349,465

Energy (5.3%)
5,677	Cameron International Corporation[a]	347,206
4,626	Noble Corporation	173,845
3,004	QEP Resources, Inc.	83,451

	Total	604,502

Financials (12.2%)
3,994	American Express Company	298,591
2,962	Aon plc	190,605
1,671	IntercontinentalExchange, Inc.[a]	297,037
4,980	SunTrust Banks, Inc.	157,218
2,619	T. Rowe Price Group, Inc.	191,580
5,858	Wells Fargo & Company	241,760

	Total	1,376,791

Health Care (13.5%)
3,276	Allergan, Inc.	275,970
2,935	CIGNA Corporation	212,758
970	DaVita HealthCare Partners, Inc.[a]	117,176
3,718	Express Scripts Holding Company[a]	229,363
5,209	Gilead Sciences, Inc.[a]	266,753
1,644	Novartis AG ADR	116,247
1,680	Perrigo Company	203,280
1,619	Varian Medical Systems, Inc.[a]	109,202

	Total	1,530,749

Industrials (8.5%)
1,471	3M Company	160,854
2,801	B/E Aerospace, Inc.[a]	176,687
5,526	Danaher Corporation	349,796
1,773	Eaton Corporation plc	116,681
3,404	Fastenal Company	156,073

	Total	960,091

Information Technology (23.6%)
955	Apple, Inc.	378,256
4,360	eBay, Inc.[a]	225,499
526	Google, Inc.[a]	463,075
3,111	Informatica Corporation[a]	108,823
579	International Business Machines Corporation	110,653
1,908	Intuit, Inc.	116,445
7,204	Juniper Networks, Inc.[a]	139,109
14,116	Microsoft Corporation	487,426
6,431	QUALCOMM, Inc.	392,805
3,903	Texas Instruments, Inc.	136,098
1,605	VMware, Inc.[a]	107,519

	Total	2,665,708

Materials (2.9%)
3,790	Ecolab, Inc.	322,870

	Total	322,870

	Total Common Stock (cost $8,969,027)	10,807,199

Shares or Principal Amount	Short-Term Investments (4.4%)
	Thrivent Cash Management Trust
498,266	0.080%	498,266

	Total Short-Term Investments (at amortized cost)	498,266

	Total Investments (cost $9,467,293) 100.0%	$11,305,465

	Other Assets and Liabilities, Net (<0.1%)	(1,136)

	Total Net Assets 100.0%	$11,304,329

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,950,909
Gross unrealized depreciation	(114,304)

Net unrealized appreciation (depreciation)	$1,836,605
Cost for federal income tax purposes	$9,468,860

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Partner Socially Responsible Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,997,023	1,997,023	—	—
Consumer Staples	1,349,465	1,349,465	—	—
Energy	604,502	604,502	—	—
Financials	1,376,791	1,376,791	—	—
Health Care	1,530,749	1,530,749	—	—
Industrials	960,091	960,091	—	—
Information Technology	2,665,708	2,665,708	—	—
Materials	322,870	322,870	—	—
Short-Term Investments	498,266	498,266	—	—

Total	$11,305,465	$11,305,465	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Socially Responsible Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Short Term Investment	$208,392	$2,435,902	$2,146,028	498,266	$498,266	$210
Total Value and Income Earned	208,392				498,266	210

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Growth Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (96.5%)	Value
Consumer Discretionary (23.1%)
1,305	Amazon.com, Inc.[a]	$362,385
150	AutoZone, Inc.[a]	63,553
1,250	Conn’s, Inc.[a]	64,700
1,250	Delphi Automotive plc	63,363
1,575	DIRECTV[a]	97,052
1,175	Domino’s Pizza, Inc.	68,326
2,050	Gap, Inc.	85,546
2,350	Home Depot, Inc.	182,054
2,300	Las Vegas Sands Corporation	121,739
2,250	Lululemon Athletica, Inc.[a]	147,420
4,875	Michael Kors Holdings, Ltd.[a]	302,348
750	Mohawk Industries, Inc.[a]	84,367
1,200	NIKE, Inc.	76,416
75	NVR, Inc.[a]	69,150
800	Polaris Industries, Inc.	76,000
260	Priceline.com, Inc.[a]	215,054
2,600	Scripps Networks Interactive	173,576
4,330	Starbucks Corporation	283,572
2,475	TJX Companies, Inc.	123,898
1,950	TripAdvisor, Inc.[a]	118,697
350	Tupperware Brands Corporation	27,192
1,000	Under Armour, Inc.[a]	59,710
1,575	Williams-Sonoma, Inc.	88,027

	Total	2,954,145

Consumer Staples (7.6%)
900	Anheuser-Busch InBev NV ADR	81,234
2,050	Coca-Cola Company	82,226
5,500	Companhia de Bebidas das Americas ADR	205,425
925	Costco Wholesale Corporation	102,277
1,700	Hain Celestial Group, Inc.[a]	110,449
1,050	Kellogg Company	67,441
1,525	Lorillard, Inc.	66,612
1,875	Philip Morris International, Inc.	162,413
1,200	Wal-Mart Stores, Inc.	89,388

	Total	967,465

Energy (6.3%)
3,600	Cameron International Corporation[a]	220,176
1,225	Continental Resources, Inc.[a]	105,424
1,675	EOG Resources, Inc.	220,564
1,750	EPL Oil & Gas, Inc.[a]	51,380
2,925	Schlumberger, Ltd.	209,605

	Total	807,149

Financials (7.4%)
1,675	American Express Company	125,223
575	Franklin Resources, Inc.	78,211
620	IntercontinentalExchange, Inc.[a]	110,211
2,250	Lazard, Ltd.	72,338
725	MasterCard, Inc.	416,513
1,900	T. Rowe Price Group, Inc.	138,985

	Total	941,481

Health Care (11.0%)
325	Biogen Idec, Inc.[a]	69,940
900	Celgene Corporation[a]	105,219
2,925	Cerner Corporation[a]	281,063
1,150	Covance, Inc.[a]	87,561
7,325	Gilead Sciences, Inc.[a]	375,113
2,275	Insulet Corporation[a]	71,458
125	Intuitive Surgical, Inc.[a]	63,323
1,275	Jazz Pharmaceuticals, Inc.[a]	87,631
900	Medidata Solutions, Inc.[a]	69,705
2,450	Mylan, Inc.[a]	76,023
500	Regeneron Pharmaceuticals, Inc.[a]	112,440

	Total	1,399,476

Industrials (13.2%)
775	Allegiant Travel Company	82,142
1,025	B/E Aerospace, Inc.[a]	64,657
2,650	Chicago Bridge and Iron Company	158,099
2,850	Dover Corporation	221,331
4,775	Eaton Corporation plc	314,243
1,275	Flowserve Corporation	68,863
1,275	Fluor Corporation	75,620
750	Genesee & Wyoming, Inc.[a]	63,630
1,300	Jacobs Engineering Group, Inc.[a]	71,669
600	Kansas City Southern	63,576
875	Kirby Corporation[a]	69,597
1,775	MSC Industrial Direct Company, Inc.	137,492
1,050	Rockwell Automation, Inc.	87,297
875	Union Pacific Corporation	134,995
725	United Technologies Corporation	67,381

	Total	1,680,592

Information Technology (26.4%)
3,500	Accenture plc	251,860
1,445	Apple, Inc.	572,336
1,625	CommVault Systems, Inc.[a]	123,321
4,625	eBay, Inc.[a]	239,205
8,175	Facebook, Inc.[a]	203,230
1,325	FleetCor Technologies, Inc.[a]	107,723
697	Google, Inc.[a]	613,618
650	LinkedIn Corporation[a]	115,895
1,000	OpenTable, Inc.[a]	63,950
1,200	Palo Alto Networks, Inc.[a]	50,592
2,275	QLIK Technologies, Inc.[a]	64,314
4,875	QUALCOMM, Inc.	297,765
5,400	Salesforce.com, Inc.[a]	206,172
2,650	SanDisk Corporation[a]	161,915
1,700	SAP AG ADR	123,811
5,500	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	100,760
2,275	Yelp, Inc.[a]	79,102

	Total	3,375,569

Materials (1.5%)
1,025	Eastman Chemical Company	71,760
1,150	Rock-Tenn Company	114,862

	Total	186,622

	Total Common Stock (cost $10,116,081)	12,312,499

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Growth Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (2.7%)	Value
	Thrivent Cash Management Trust
341,776	0.080%	$341,776

	Total Short-Term Investments (at amortized cost)	341,776

	Total Investments (cost $10,457,857) 99.2%	$12,654,275

	Other Assets and Liabilities, Net 0.8%	101,886

	Total Net Assets 100.0%	$12,756,161

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,365,743
Gross unrealized depreciation	(169,577)

Net unrealized appreciation (depreciation)	$2,196,166

Cost for federal income tax purposes	$10,458,109

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Partner All Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,954,145	2,954,145	—	—
Consumer Staples	967,465	967,465	—	—
Energy	807,149	807,149	—	—
Financials	941,481	941,481	—	—
Health Care	1,399,476	1,399,476	—	—
Industrials	1,680,592	1,680,592	—	—
Information Technology	3,375,569	3,375,569	—	—
Materials	186,622	186,622	—	—
Short-Term Investments	341,776	341,776	—	—

Total	$12,654,275	$12,654,275	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Growth Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Short Term Investment	$29,412	$3,155,818	$2,843,454	341,776	$341,776	$70
Total Value and Income Earned	29,412				341,776	70

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Value Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.7%)	Value
Consumer Discretionary (7.3%)
2,225	Aimia, Inc.	$33,300
1,020	Darden Restaurants, Inc.	51,490
2,540	Lowe’s Companies, Inc.	103,886
610	McDonald’s Corporation	60,390
2,080	National CineMedia, Inc.	35,131
7,870	Newell Rubbermaid, Inc.	206,587

	Total	490,784

Consumer Staples (7.5%)
990	B&G Foods, Inc.	33,709
770	Kraft Foods Group, Inc.	43,020
1,920	Lorillard, Inc.	83,866
1,430	Procter & Gamble Company	110,096
2,800	Sysco Corporation	95,648
3,250	Walgreen Company	143,650

	Total	509,989

Energy (14.1%)
4,240	BP plc ADR	176,978
1,830	Chevron Corporation	216,562
860	Enbridge, Inc.	36,180
2,060	Kinder Morgan, Inc.	78,589
1,190	Occidental Petroleum Corporation	106,184
1,813	Royal Dutch Shell plc ADR	115,669
1,030	Seadrill, Ltd.	41,962
2,250	Ship Finance International, Ltd.	33,390
4,940	Suncor Energy, Inc. ADR	145,681

	Total	951,195

Financials (24.4%)
880	ACE, Ltd.	78,742
5,190	Banco Bilbao Vizcaya Argentaria SA ADR	43,648
428	Banco de Chile	37,270
13,460	Bank of America Corporation	173,096
230	BlackRock, Inc.	59,075
4,280	Citigroup, Inc.	205,312
1,130	Goldman Sachs Group, Inc.	170,912
2,580	HSBC Holdings plc ADR	133,902
2,660	Invesco, Ltd.	84,588
3,700	J.P. Morgan Chase & Company	195,323
1,820	Morgan Stanley	44,463
1,480	Omega Healthcare Investors, Inc.	45,910
6,680	SunTrust Banks, Inc.	210,888
4,160	Wells Fargo & Company	171,683

	Total	1,654,812

Health Care (12.6%)
210	Amgen, Inc.	20,719
2,100	Baxter International, Inc.	145,467
1,900	Bristol-Myers Squibb Company	84,911
2,870	Merck & Company, Inc.	133,311
590	Novartis AG ADR	41,719
6,480	Pfizer, Inc.	181,505
1,970	Roche Holding AG ADR	121,874
1,910	UnitedHealth Group, Inc.	125,067

	Total	854,573

Industrials (9.3%)
6,890	Delta Air Lines, Inc.[a]	128,912
1,340	Eaton Corporation plc	88,185
2,500	Fly Leasing, Ltd. ADR	42,125
8,470	General Electric Company	196,419
600	Lockheed Martin Corporation	65,076
1,060	United Continental Holdings, Inc.[a]	33,167
840	United Technologies Corporation	78,070

	Total	631,954

Information Technology (7.9%)
1,330	Analog Devices, Inc.	59,930
160	Apple, Inc.	63,373
3,010	CA, Inc.	86,176
6,060	Cisco Systems, Inc.	147,318
3,430	Intel Corporation	83,075
1,080	Microchip Technology, Inc.	40,230
14,300	United Microelectronics Corporation ADR	33,319
3,210	United Online, Inc.	24,332

	Total	537,753

Materials (1.1%)
1,640	International Paper Company	72,668

	Total	72,668

Telecommunications Services (7.3%)
3,540	AT&T, Inc.	125,316
2,230	CenturyLink, Inc.	78,830
2,680	Telefonica SA ADR[a]	34,331
4,350	Verizon Communications, Inc.	218,979
1,190	Vodafone Group plc ADR	34,201

	Total	491,657

Utilities (7.2%)
2,230	Ameren Corporation	76,801
800	American Electric Power Company, Inc.	35,824
1,780	Duke Energy Corporation	120,150
1,800	Pepco Holdings, Inc.	36,288
1,650	PG&E Corporation	75,454
1,230	PPL Corporation	37,220
1,400	SCANA Corporation	68,740
950	UIL Holdings Corporation	36,338

	Total	486,815

	Total Common Stock (cost $6,317,081)	6,682,200

Shares or Principal Amount	Short-Term Investments (2.1%)
	Thrivent Cash Management Trust
140,075	0.080%	140,075

	Total Short-Term Investments (at amortized cost)	140,075

	Total Investments (cost $6,457,156) 100.8%	$6,822,275

	Other Assets and Liabilities, Net (0.8%)	(52,938)

	Total Net Assets 100.0%	$6,769,337

a	Non-income producing security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Value Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$470,980
Gross unrealized depreciation	(110,331)

Net unrealized appreciation (depreciation)	$360,649

Cost for federal income tax purposes	$6,461,626

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Partner All Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	490,784	457,484	33,300	—
Consumer Staples	509,989	509,989	—	—
Energy	951,195	951,195	—	—
Financials	1,654,812	1,654,812	—	—
Health Care	854,573	854,573	—	—
Industrials	631,954	631,954	—	—
Information Technology	537,753	504,434	33,319	—
Materials	72,668	72,668	—	—
Telecommunications Services	491,657	491,657	—	—
Utilities	486,815	486,815	—	—
Short-Term Investments	140,075	140,075	—	—

Total	$6,822,275	$6,755,656	$66,619	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives Foreign Currency Forward Contracts^	0	—	0	—

Total Liability Derivatives	$0	$—	$0	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

^	This Forward is fair valued at < $1.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Canadian Dollar	SSB	322	7/2/2013	$306	$306	$—
Total Sales				$306	$306	$—
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$—

Counterparty
SSB - State Street Bank

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Value Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Partner All Cap Value Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Foreign Exchange Contracts
Forward Contracts^	Receivable/Payable for forward contracts, Net Assets—Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	0
Total Foreign Exchange Contracts		0

Total Liability Derivatives		$0

^	This Forward is fair valued at < $1.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Partner All Cap Value Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(272)
Total Foreign Exchange Contracts		(272)

Total		($272)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Partner All Cap Value Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Forward Contracts^	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	0
Total Foreign Exchange Contracts		0

Total		$0

^	The change in unrealized appreciation/(depreciation) recognized in Income is <$1.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Short Term Investment	$84,784	$2,422,738	$2,367,447	140,075	$140,075	$67
Total Value and Income Earned	84,784				140,075	67

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.8%)	Value
Consumer Discretionary (12.2%)
2,670	Amazon.com, Inc.[a]	$741,432
19,380	Comcast Corporation	811,634
10,150	Gap, Inc.	423,559
10,960	General Motors Company[a]	365,078
9,860	Home Depot, Inc.	763,854
6,270	Las Vegas Sands Corporation	331,871
13,910	Lowe’s Companies, Inc.	568,919
28,440	News Corporation	927,144
3,900	PVH Corporation	487,695
8,230	Viacom, Inc.	560,052
12,080	Walt Disney Company	762,852

	Total	6,744,090

Consumer Staples (10.4%)
6,130	Altria Group, Inc.	214,489
28,950	CVS Caremark Corporation	1,655,361
7,840	Estee Lauder Companies, Inc.	515,637
11,030	Mondelez International, Inc.	314,686
12,450	PepsiCo, Inc.	1,018,285
16,850	Procter & Gamble Company	1,297,281
9,730	Wal-Mart Stores, Inc.	724,788

	Total	5,740,527

Energy (10.3%)
6,780	Apache Corporation	568,367
10,340	EQT Corporation	820,686
20,970	Exxon Mobil Corporation	1,894,640
4,420	Marathon Petroleum Corporation	314,085
6,150	Occidental Petroleum Corporation	548,765
5,320	Phillips 66	313,401
11,900	Schlumberger, Ltd.	852,754
12,130	Williams Companies, Inc.	393,861

	Total	5,706,559

Financials (17.6%)
7,750	Aflac, Inc.	450,430
7,490	American Tower Corporation	548,043
7,690	Ameriprise Financial, Inc.	621,967
4,710	Berkshire Hathaway, Inc.[a]	527,143
12,870	Capital One Financial Corporation	808,365
19,710	Citigroup, Inc.	945,489
2,300	IntercontinentalExchange, Inc.[a,b]	408,848
28,600	Invesco, Ltd.	909,480
27,460	J.P. Morgan Chase & Company	1,449,613
5,010	M&T Bank Corporation[b]	559,868
1,060	MasterCard, Inc.	608,970
11,300	PNC Financial Services Group, Inc.	823,996
8,040	Prudential Financial, Inc.	587,161
49,590	Regions Financial Corporation	472,593

	Total	9,721,966

Health Care (12.6%)
13,880	AbbVie, Inc.	573,799
4,760	Alexion Pharmaceuticals, Inc.[a]	439,062
4,450	Allergan, Inc.	374,868
13,230	ARIAD Pharmaceuticals, Inc.[a]	231,393
2,670	Biogen Idec, Inc.[a]	574,584
8,720	Endo Pharmaceutical Holdings, Inc.[a]	320,809
8,450	Express Scripts Holding Company[a]	521,280
7,480	Gilead Sciences, Inc.[a]	383,051
7,400	HCA Holdings, Inc.	266,844
5,270	Humana, Inc.	444,683
2,250	Medivation, Inc.[a]	110,700
19,260	Merck & Company, Inc.	894,627
2,200	Onyx Pharmaceuticals, Inc.[a]	191,004
7,320	Thermo Fisher Scientific, Inc.	619,492
7,163	Valeant Pharmaceuticals International, Inc.[a]	616,591
21,500	Warner Chilcott plc	427,420

	Total	6,990,207

Industrials (10.1%)
8,560	Boeing Company	876,886
3,800	Cummins, Inc.	412,148
10,730	Danaher Corporation	679,209
8,900	Eaton Corporation plc	585,709
5,170	FedEx Corporation	509,659
27,230	General Electric Company	631,464
9,500	Ingersoll-Rand plc	527,440
4,410	Union Pacific Corporation	680,375
7,430	United Technologies Corporation	690,544

	Total	5,593,434

Information Technology (16.5%)
3,300	Accenture plc	237,468
6,770	Adobe Systems, Inc.[a]	308,441
4,850	Apple, Inc.	1,920,988
5,430	Citrix Systems, Inc.[a]	327,592
9,200	eBay, Inc.[a]	475,824
7,760	Facebook, Inc.[a]	192,914
10,220	Fidelity National Information Services, Inc.	437,825
4,220	FleetCor Technologies, Inc.[a]	343,086
480	Google, Inc.[a]	422,578
23,630	Juniper Networks, Inc.[a]	456,295
41,780	Microsoft Corporation	1,442,663
7,100	NXP Semiconductors NVa	219,958
25,020	Oracle Corporation	768,614
12,290	QUALCOMM, Inc.	750,673
5,290	Sourcefire, Inc.[a]	293,860
13,000	Symantec Corporation	292,110
11,260	Total System Services, Inc.	275,645

	Total	9,166,534

Materials (3.2%)
5,520	Albemarle Corporation	343,841
7,200	LyondellBasell Industries NV	477,072
3,060	PPG Industries, Inc.	448,014
4,180	Praxair, Inc.	481,369

	Total	1,750,296

Telecommunications Services (2.8%)
4,072	AT&T, Inc.	144,149
7,300	SBA Communications Corporation[a]	541,076
4,950	T-Mobile US, Inc.[a]	122,809
15,230	Verizon Communications, Inc.	766,678

	Total	1,574,712

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.8%)	Value
Utilities (3.1%)
12,190	American Electric Power Company, Inc.	$545,868
16,160	Edison International, Inc.	778,266
8,970	PG&E Corporation	410,198

	Total	1,734,332

	Total Common Stock (cost $49,767,887)	54,722,657

	Collateral Held for Securities Loaned (1.6%)
886,150	Thrivent Cash Management Trust	886,150

	Total Collateral Held for Securities Loaned (cost $886,150)	886,150

Shares or Principal Amount	Short-Term Investments (0.5%)
	Thrivent Cash Management Trust
265,701	0.080%	265,701

	Total Short-Term Investments (at amortized cost)	265,701

	Total Investments (cost $50,919,738) 100.9%	$55,874,508

	Other Assets and Liabilities, Net (0.9%)	(518,705)

	Total Net Assets 100.0%	$55,355,803

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,693,177
Gross unrealized depreciation	(846,460)

Net unrealized appreciation (depreciation)	$4,846,717
Cost for federal income tax purposes	$51,027,791

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	6,744,090	6,744,090	—	—
Consumer Staples	5,740,527	5,740,527	—	—
Energy	5,706,559	5,706,559	—	—
Financials	9,721,966	9,721,966	—	—
Health Care	6,990,207	6,990,207	—	—
Industrials	5,593,434	5,593,434	—	—
Information Technology	9,166,534	9,166,534	—	—
Materials	1,750,296	1,750,296	—	—
Telecommunications Services	1,574,712	1,574,712	—	—
Utilities	1,734,332	1,734,332	—	—
Collateral Held for Securities Loaned	886,150	886,150	—	—
Short-Term Investments	265,701	265,701	—	—

Total	$55,874,508	$55,874,508	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$831,150	$5,876,296	$5,821,296	886,150	$886,150	$624
Cash Management Trust- Short Term Investment	217,180	7,889,811	7,841,290	265,701	265,701	227
Total Value and Income Earned	1,048,330				1,151,851	851

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (97.0%)	Value
Consumer Discretionary (20.8%)
118,854	Amazon.com, Inc.[a]	$33,004,567
61,700	AutoZone, Inc.[a]	26,141,673
159,600	CBS Corporation	7,799,652
725,059	Comcast Corporation	30,365,471
315,700	Home Depot, Inc.	24,457,279
277,250	Las Vegas Sands Corporation	14,674,843
377,100	NIKE, Inc.	24,013,728
814,900	Sally Beauty Holdings, Inc.[a]	25,343,390

	Total	185,800,603

Consumer Staples (3.2%)
85,475	British American Tobacco plc ADR[b]	8,798,796
122,400	Nestle SA	8,031,937
157,000	Procter & Gamble Company	12,087,430

	Total	28,918,163

Energy (8.0%)
140,400	Consol Energy, Inc.	3,804,840
86,400	EOG Resources, Inc.	11,377,152
313,800	Marathon Oil Corporation	10,851,204
243,619	Schlumberger, Ltd.	17,457,737
2,056,101	Weatherford International, Ltd.[a]	28,168,584

	Total	71,659,517

Financials (10.2%)
304,077	Citigroup, Inc.	14,586,574
221,339	J.P. Morgan Chase & Company	11,684,486
37,700	MasterCard, Inc.	21,658,650
117,400	Visa, Inc.	21,454,850
525,705	Wells Fargo & Company	21,695,845

	Total	91,080,405

Health Care (13.5%)
403,000	Covidien plc	25,324,520
529,400	Express Scripts Holding Company[a]	32,658,686
680,400	Gilead Sciences, Inc.[a]	34,843,284
74,700	Perrigo Company	9,038,700
192,200	Shire Pharmaceuticals Group plc ADR	18,280,142

	Total	120,145,332

Industrials (11.0%)
173,550	ADT Corporation[a]	6,915,968
351,800	Honeywell International, Inc.	27,911,812
516,200	Jacobs Engineering Group, Inc.[a]	28,458,106
132,500	Union Pacific Corporation	20,442,100
149,700	United Technologies Corporation	13,913,118

	Total	97,641,104

Information Technology (28.2%)
151,051	Apple, Inc.	59,828,280
408,600	Citrix Systems, Inc.[a]	24,650,838
503,904	eBay, Inc.[a]	26,061,915
572,200	Facebook, Inc.[a]	14,224,892
51,139	Google, Inc.[a]	45,021,241
385,800	Intel Corporation	9,344,076
346,702	NetApp, Inc.[a]	13,098,402
606,450	QUALCOMM, Inc.	37,041,966
335,200	VMware, Inc.[a]	22,455,048

	Total	251,726,658

Materials (2.1%)
143,300	Monsanto Company	14,158,040
43,454	Southern Copper Corporation	1,200,199
142,100	Teck Resources, Ltd.	3,036,677

	Total	18,394,916

	Total Common Stock (cost $751,048,200)	865,366,698

	Collateral Held for Securities Loaned (0.6%)
5,166,750	Thrivent Cash Management Trust	5,166,750

	Total Collateral Held for Securities Loaned (cost $5,166,750)	5,166,750

Shares or Principal Amount	Short-Term Investments (2.9%)
	Thrivent Cash Management Trust
25,859,439	0.080%	25,859,439

	Total Short-Term Investments (at amortized cost)	25,859,439

	Total Investments (cost $782,074,389) 100.5%	$896,392,887

	Other Assets and Liabilities, Net (0.5%)	(4,842,702)

	Total Net Assets 100.0%	$891,550,185

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$130,527,525
Gross unrealized depreciation	(16,276,860)

Net unrealized appreciation (depreciation)	$114,250,665

Cost for federal income tax purposes	$782,142,222

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	185,800,603	185,800,603	—	—
Consumer Staples	28,918,163	20,886,226	8,031,937	—
Energy	71,659,517	71,659,517	—	—
Financials	91,080,405	91,080,405	—	—
Health Care	120,145,332	120,145,332	—	—
Industrials	97,641,104	97,641,104	—	—
Information Technology	251,726,658	251,726,658	—	—
Materials	18,394,916	18,394,916	—	—
Collateral Held for Securities Loaned	5,166,750	5,166,750	—	—
Short-Term Investments	25,859,439	25,859,439	—	—

Total	$896,392,887	$888,360,950	$8,031,937	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Large Cap Growth Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	22,892
Total Foreign Exchange Contracts		22,892

Total		$22,892

The following table presents Large Cap Growth Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Foreign Exchange Contracts	$75,672	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$—	$51,720,900	$46,554,150	5,166,750	$5,166,750	$4,379
Cash Management Trust- Short Term Investment	30,218,206	52,108,642	56,467,409	25,859,439	25,859,439	12,376
Total Value and Income Earned	30,218,206				31,026,189	16,755

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (99.1%)	Value
Consumer Discretionary (28.1%)
10,000	Amazon.com, Inc.[a]	$2,776,900
1,300	AutoZone, Inc.[a]	550,797
9,200	CarMax, Inc.[a]	424,672
7,922	Carnival plc	275,369
1,800	Charter Communications, Inc.[a]	222,930
1,700	Chipotle Mexican Grill, Inc.[a]	619,395
5,300	Ctrip.com International, Ltd. ADR[a]	172,939
13,200	D.R. Horton, Inc.	280,896
4,100	Discovery Communications, Inc., Class Ca	285,606
3,400	Dollar Tree, Inc.[a]	172,856
3,900	Harley-Davidson, Inc.	213,798
16,000	Home Depot, Inc.	1,239,520
11,700	Las Vegas Sands Corporation	619,281
7,700	Lennar Corporation[b]	277,508
9,300	Lowe’s Companies, Inc.	380,370
7,100	Lululemon Athletica, Inc.[a,b]	465,192
6,433	Marriott International, Inc.	259,700
16,300	MGM Resorts International[a]	240,914
2,700	Netflix, Inc.[a]	569,943
10,200	News Corporation	332,520
6,000	NIKE, Inc.	382,080
1,300	Panera Bread Company[a]	241,722
25,100	Prada Holding SPA	226,346
1,950	Priceline.com, Inc.[a]	1,612,904
1,200	Ralph Lauren Corporation	208,488
4,900	Ross Stores, Inc.	317,569
3,900	Sherwin-Williams Company	688,740
15,700	Starbucks Corporation	1,028,193
7,000	Starwood Hotels & Resorts Worldwide, Inc.	442,330
4,700	Tesla Motors, Inc.[a,b]	504,921
3,500	Tractor Supply Company	411,635
6,100	TripAdvisor, Inc.[a]	371,307
4,900	Under Armour, Inc.[a]	292,579
6,400	Walt Disney Company	404,160

	Total	17,514,080

Consumer Staples (7.2%)
2,681	Anheuser-Busch InBev NV	241,378
8,900	Coca-Cola Company	356,979
4,800	Colgate-Palmolive Company	274,992
4,400	Costco Wholesale Corporation	486,508
11,200	CVS Caremark Corporation	640,416
6,100	Green Mountain Coffee Roasters, Inc.[a,b]	457,866
4,000	Monster Beverage Corporation[a]	243,080
3,972	Nestle SA	260,644
4,400	PepsiCo, Inc.	359,876
1,617	Pernod-Ricard SA	179,476
5,000	Procter & Gamble Company	384,950
11,800	Whole Foods Market, Inc.	607,464

	Total	4,493,629

Energy (5.0%)
4,800	Cabot Oil & Gas Corporation	340,896
2,500	Concho Resources, Inc.[a]	209,300
2,300	EOG Resources, Inc.	302,864
3,800	EQT Corporation	301,606
7,800	FMC Technologies, Inc.[a]	434,304
3,100	Phillips 66	182,621
3,000	Pioneer Natural Resources Company	434,250
7,200	Range Resources Corporation	556,704
5,200	Schlumberger, Ltd.	372,632

	Total	3,135,177

Financials (11.2%)
1,000	Affiliated Managers Group, Inc.[a]	163,940
10,200	American Express Company	762,552
16,400	American Tower Corporation	1,199,988
2,500	Franklin Resources, Inc.	340,050
1,400	IntercontinentalExchange, Inc.[a,b]	248,864
16,700	Invesco, Ltd.	531,060
4,900	J.P. Morgan Chase & Company	258,671
2,750	MasterCard, Inc.	1,579,875
7,300	TD Ameritrade Holding Corporation	177,317
9,400	Visa, Inc.	1,717,850

	Total	6,980,167

Health Care (11.3%)
4,000	Alexion Pharmaceuticals, Inc.[a]	368,960
1,600	Allergan, Inc.	134,784
4,900	Biogen Idec, Inc.[a]	1,054,480
2,280	Catamaran Corporation[a]	111,082
4,700	Celgene Corporation[a]	549,477
2,800	Edwards Lifesciences Corporation[a]	188,160
28,700	Gilead Sciences, Inc.[a]	1,469,727
800	HCA Holdings, Inc.	28,848
3,100	IDEXX Laboratories, Inc.[a,b]	278,318
6,700	McKesson Corporation	767,150
1,852	Novo Nordisk AS	287,916
1,800	Onyx Pharmaceuticals, Inc.[a]	156,276
2,100	Pharmacyclics, Inc.[a]	166,887
1,200	Regeneron Pharmaceuticals, Inc.[a]	269,856
3,100	Stryker Corporation	200,508
4,000	UnitedHealth Group, Inc.	261,920
6,100	Valeant Pharmaceuticals International, Inc.[a]	525,088
3,000	Vertex Pharmaceuticals, Inc.[a]	239,610

	Total	7,059,047

Industrials (11.9%)
4,700	Boeing Company	481,468
22,500	Danaher Corporation	1,424,250
10,100	Delta Air Lines, Inc.[a]	188,971
16,200	Fastenal Company	742,770
3,800	JB Hunt Transport Services, Inc.	274,512
6,800	Kansas City Southern	720,528
6,100	Precision Castparts Corporation	1,378,661
5,300	Roper Industries, Inc.	658,366
4,000	Union Pacific Corporation	617,120
10,100	United Continental Holdings, Inc.[a]	316,029
5,000	United Parcel Service, Inc.	432,400
700	W.W. Grainger, Inc.	176,526

	Total	7,411,601

Information Technology (18.7%)
7,200	Accenture plc	518,112
6,300	Akamai Technologies, Inc.[a]	268,065

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (99.1%)	Value
Information Technology (18.7%) - continued
1,400	Alliance Data Systems Corporation[a,b]	$253,442
1,600	Apple, Inc.	633,728
4,200	Autodesk, Inc.[a]	142,548
3,400	Baidu.com, Inc. ADR[a]	321,402
6,000	Broadcom Corporation	202,560
6,000	Cognizant Technology Solutions Corporation[a]	375,660
27,200	eBay, Inc.[a]	1,406,784
3,000	Fiserv, Inc.[a]	262,230
4,100	Google, Inc.[a]	3,609,517
16,100	Juniper Networks, Inc.[a]	310,891
3,600	LinkedIn Corporation[a]	641,880
2,100	NetSuite, Inc.[a]	192,654
13,600	QUALCOMM, Inc.	830,688
9,000	Red Hat, Inc.[a]	430,380
16,800	Salesforce.com, Inc.[a]	641,424
5,200	ServiceNow, Inc.[a]	210,028
4,200	Tencent Holdings, Ltd.	163,998
2,380	Twitter, Inc.[a,c,d]	43,268
2,900	Workday, Inc.[a]	185,861

	Total	11,645,120

Materials (2.6%)
7,200	Ecolab, Inc.	613,368
3,500	FMC Corporation	213,710
1,600	Martin Marietta Materials, Inc.	157,472
5,700	Praxair, Inc.	656,412

	Total	1,640,962

Telecommunications Services (3.1%)
23,400	Crown Castle International Corporation[a]	1,693,926
3,600	SBA Communications Corporation[a]	266,832

	Total	1,960,758

	Total Common Stock (cost $38,981,579)	61,840,541

	Preferred Stock (0.2%)
Information Technology (0.2%)
4,432	LivingSocial.com, Convertible[a,c,d]	4,964
6	Twitter, Inc., Convertible, Series Aa,c,d	109
96	Twitter, Inc., Convertible, Series Ba,c,d	1,745
1,615	Twitter, Inc., Convertible, Series B, Restricted[a,c,d]	29,361
25	Twitter, Inc., Convertible, Series Ca,c,d	454
438	Twitter, Inc., Convertible, Series C, Restricted[a,c,d]	7,963
913	Twitter, Inc., Convertible, Series Da,c,d	16,598
292	Twitter, Inc., Convertible, Series Fa,c,d	5,309
3,855	Twitter, Inc., Convertible, Series G-2[a,c,d]	70,084

	Total	136,587

	Total Preferred Stock (cost $150,380)	136,587

	Collateral Held for Securities Loaned (3.1%)
1,941,833	Thrivent Cash Management Trust	1,941,833

	Total Collateral Held for Securities Loaned (cost $1,941,833)	1,941,833

Shares or Principal Amount	Short-Term Investments (0.6%)
368,463	Thrivent Cash Management Trust 0.080%	368,463

	Total Short-Term Investments (at amortized cost)	368,463

	Total Investments (cost $41,442,255) 103.0%	$64,287,424

	Other Assets and Liabilities, Net (3.0%)	(1,888,697)

	Total Net Assets 100.0%	$62,398,727

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Growth Stock Portfolio owned as of June 28, 2013.

Security	Acquisition Date	Cost
LivingSocial.com, Convertible	11/18/2011	$34,082
Twitter, Inc.	9/13/2011	$38,303
Twitter, Inc., Convertible, Series A	9/13/2011	$97
Twitter, Inc., Convertible, Series B	9/13/2011	$1,545
Twitter, Inc., Convertible, Series B, Restricted	3/30/2012	$25,840
Twitter, Inc., Convertible, Series C	9/13/2011	$402
Twitter, Inc., Convertible, Series C, Restricted	3/30/2012	$7,008
Twitter, Inc., Convertible, Series D	9/13/2011	$14,693
Twitter, Inc., Convertible, Series F	3/30/2012	$4,672
Twitter, Inc., Convertible, Series G-2	7/28/2011	$62,041

d	Security is fair valued.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,970,375
Gross unrealized depreciation	(273,687)

Net unrealized appreciation (depreciation)	$22,696,688

Cost for federal income tax purposes	$41,590,736

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	17,514,080	17,012,365	501,715	—
Consumer Staples	4,493,629	3,812,131	681,498	—
Energy	3,135,177	3,135,177	—	—
Financials	6,980,167	6,980,167	—	—
Health Care	7,059,047	6,771,131	287,916	—
Industrials	7,411,601	7,411,601	—	—
Information Technology	11,645,120	11,437,854	163,998	43,268
Materials	1,640,962	1,640,962	—	—
Telecommunications Services	1,960,758	1,960,758	—	—
Preferred Stock
Information Technology	136,587	—	—	136,587
Collateral Held for Securities Loaned	1,941,833	1,941,833	—	—
Short-Term Investments	368,463	368,463	—	—

Total	$64,287,424	$62,472,442	$1,635,127	$179,855

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Partner Growth Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(328)
Total Foreign Exchange Contracts		(328)

Total		($328)

The following table presents Partner Growth Stock Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Foreign Exchange Contracts	$1,329	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$304,150	$7,754,716	$6,117,033	1,941,833	$1,941,833	$2,169
Cash Management Trust- Short Term Investment	1,259,587	4,673,371	5,564,495	368,463	368,463	233
Total Value and Income Earned	1,563,737				2,310,296	2,402

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (97.0%)	Value

Consumer Discretionary (10.6%)
168,080	CBS Corporation	$8,214,069
359,840	Delphi Automotive plc	18,240,290
83,190	Harley-Davidson, Inc.	4,560,476
104,900	iShares Dow Jones US Home Construction Index Fund	2,347,662
762,000	Lowe’s Companies, Inc.	31,165,800
615,080	News Corporation	20,186,925
176,110	Time Warner Cable, Inc.	19,808,853

	Total	104,524,075

Consumer Staples (6.9%)
416,070	CVS Caremark Corporation	23,790,883
110,500	Kimberly-Clark Corporation	10,733,970
163,187	Kraft Foods Group, Inc.	9,117,258
489,572	Mondelez International, Inc.	13,967,489
124,109	Philip Morris International, Inc.	10,750,321

	Total	68,359,921

Energy (12.2%)
681,560	BP plc ADR	28,448,314
144,375	Chevron Corporation	17,085,337
107,069	EOG Resources, Inc.	14,098,846
262,450	EQT Corporation	20,830,657
803,851	Marathon Oil Corporation	27,797,168
158,750	Schlumberger, Ltd.	11,376,025

	Total	119,636,347

Financials (22.6%)
181,280	ACE, Ltd.	16,220,934
221,660	Allstate Corporation	10,666,279
2,602,590	Bank of America Corporation	33,469,308
905,850	Citigroup, Inc.	43,453,625
562,960	Invesco, Ltd.	17,902,128
703,520	MetLife, Inc.	32,193,075
763,360	Morgan Stanley	18,648,885
251,280	State Street Corporation	16,385,969
104,159	SVB Financial Group[a]	8,678,528
594,890	Wells Fargo & Company	24,551,110

	Total	222,169,841

Health Care (13.8%)
240,690	Baxter International, Inc.	16,672,596
313,790	Covidien plc	19,718,564
181,250	Eli Lilly and Company	8,903,000
970,400	Merck & Company, Inc.	45,075,080
593,540	Sanofi ADR	30,573,245
225,347	UnitedHealth Group, Inc.	14,755,722

	Total	135,698,207

Industrials (9.6%)
547,600	CSX Corporation	12,698,844
424,120	General Electric Company	9,835,343
203,840	Honeywell International, Inc.	16,172,665
261,800	Ingersoll-Rand plc	14,535,136
402,600	Jacobs Engineering Group, Inc.[a]	22,195,338
180,440	Pentair, Ltd.	10,409,584
97,334	United Technologies Corporation	9,046,222

	Total	94,893,132

Information Technology (12.0%)
1,222,490	Cisco Systems, Inc.	29,718,732
505,660	Microsoft Corporation	17,460,440
361,180	NetApp, Inc.[a]	13,645,380
792,580	Symantec Corporation	17,809,273
676,490	Texas Instruments, Inc.	23,589,206
396,550	Xilinx, Inc.	15,707,346

	Total	117,930,377

Materials (2.7%)
188,000	Celanese Corporation	8,422,400
282,980	Dow Chemical Company	9,103,466
210,540	Nucor Corporation	9,120,593

	Total	26,646,459

Telecommunications Services (1.8%)
348,414	Verizon Communications, Inc.	17,539,161

	Total	17,539,161

Utilities (4.8%)
664,790	NiSource, Inc.	19,039,586
615,880	PG&E Corporation	28,164,192

	Total	47,203,778

	Total Common Stock (cost $753,387,064)	954,601,298

Shares or Principal Amount	Short-Term Investments (2.9%)
28,173,872	Thrivent Cash Management Trust 0.080%	28,173,872

	Total Short-Term Investments (at amortized cost)	28,173,872

	Total Investments (cost $781,560,936) 99.9%	$982,775,170

	Other Assets and Liabilities, Net 0.1%	949,167

	Total Net Assets 100.0%	$983,724,337

a	Non-income producing security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$202,726,479
Gross unrealized depreciation	(3,732,978)

Net unrealized appreciation (depreciation)	$198,993,501
Cost for federal income tax purposes	$783,781,669

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	104,524,075	104,524,075	—	—
Consumer Staples	68,359,921	68,359,921	—	—
Energy	119,636,347	119,636,347	—	—
Financials	222,169,841	222,169,841	—	—
Health Care	135,698,207	135,698,207	—	—
Industrials	94,893,132	94,893,132	—	—
Information Technology	117,930,377	117,930,377	—	—
Materials	26,646,459	26,646,459	—	—
Telecommunications Services	17,539,161	17,539,161	—	—
Utilities	47,203,778	47,203,778	—	—
Short-Term Investments	28,173,872	28,173,872	—	—

Total	$982,775,170	$982,775,170	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$9,489,875	$109,641,475	$119,131,350	—	$—	$37,404
Cash Management Trust- Short Term Investment	25,134,925	40,584,160	37,545,213	28,173,872	28,173,872	13,133
Total Value and Income Earned	34,624,800				28,173,872	50,537

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (92.6%)	Value
Consumer Discretionary (12.7%)
27,050	Amazon.com, Inc.[a]	$7,511,514
55,700	AutoZone, Inc.[a]	23,599,533
101,000	CBS Corporation	4,935,870
342,800	Comcast Corporation	14,356,464
119,500	Home Depot, Inc.	9,257,665
216,975	Las Vegas Sands Corporation	11,484,487
482,200	Sally Beauty Holdings, Inc.[a]	14,996,420

	Total	86,141,953

Consumer Staples (9.3%)
64,100	British American Tobacco plc ADR[b]	6,598,454
205,700	Kimberly-Clark Corporation	19,981,698
136,800	Philip Morris International, Inc.	11,849,616
323,200	Procter & Gamble Company	24,883,168

	Total	63,312,936

Energy (10.5%)
375,691	BP plc ADR	15,681,342
46,595	EOG Resources, Inc.	6,135,630
464,500	Marathon Oil Corporation	16,062,410
123,860	Schlumberger, Ltd.	8,875,808
1,782,400	Weatherford International, Ltd.[a]	24,418,880

	Total	71,174,070

Financials (16.4%)
119,500	ACE, Ltd.	10,692,859
282,574	Bank of America Corporation	3,633,902
452,550	Citigroup, Inc.	21,708,823
66,800	Goldman Sachs Group, Inc.	10,103,500
557,224	J.P. Morgan Chase & Company	29,415,855
9,200	MasterCard, Inc.	5,285,400
194,131	State Street Corporation	12,659,282
436,480	Wells Fargo & Company	18,013,530

	Total	111,513,151

Health Care (13.0%)
78,220	Baxter International, Inc.	5,418,300
103,710	Covidien plc	6,517,136
369,700	Eli Lilly and Company	18,159,664
60,500	Express Scripts Holding Company[a]	3,732,245
221,100	Gilead Sciences, Inc.[a]	11,322,531
483,660	Merck & Company, Inc.	22,466,007
109,900	Shire Pharmaceuticals Group plc ADR	10,452,589
155,630	UnitedHealth Group, Inc.	10,190,652

	Total	88,259,124

Industrials (8.7%)
26,800	ADT Corporation[a]	1,067,980
118,040	Honeywell International, Inc.	9,365,294
258,550	Jacobs Engineering Group, Inc.[a]	14,253,862
74,000	Union Pacific Corporation	11,416,720
252,230	United Technologies Corporation	23,442,256

	Total	59,546,112

Information Technology (17.4%)
68,224	Apple, Inc.	27,022,162
123,100	Citrix Systems, Inc.[a]	7,426,623
70,800	eBay, Inc.[a]	3,661,776
20,921	Google, Inc.[a]	18,418,221
691,000	Intel Corporation	16,736,020
102,719	Microsoft Corporation	3,546,887
243,100	NetApp, Inc.[a]	9,184,318
209,350	QUALCOMM, Inc.	12,787,098
213,100	Symantec Corporation	4,788,357
112,800	VMware, Inc.[a]	7,556,472
182,070	Xilinx, Inc.	7,211,793

	Total	118,339,727

Materials (1.5%)
110,000	Celanese Corporation	4,928,000
45,357	Southern Copper Corporation	1,252,760
192,100	Teck Resources, Ltd.[b]	4,105,177

	Total	10,285,937

Utilities (3.1%)
740,480	NiSource, Inc.	21,207,347

	Total	21,207,347

	Total Common Stock (cost $558,088,793)	629,780,357

	Collateral Held for Securities Loaned (0.3%)
2,173,500	Thrivent Cash Management Trust	2,173,500

	Total Collateral Held for Securities Loaned (cost $2,173,500)	2,173,500

Shares or Principal Amount	Short-Term Investments (9.1%)
	Federal Home Loan Bank Discount Notes
2,200,000	0.110%, 12/11/2013[c,d]	2,198,891
	Thrivent Cash Management Trust
59,692,092	0.080%	59,692,092

	Total Short-Term Investments (at amortized cost)	61,890,983

	Total Investments (cost $622,153,276) 102.0%	$693,844,840

	Other Assets and Liabilities, Net (2.0%)	(13,708,224)

	Total Net Assets 100.0%	$680,136,616

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 28, 2013, $2,198,891 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$77,397,286
Gross unrealized depreciation	(9,429,069)

Net unrealized appreciation (depreciation)	$67,968,217
Cost for federal income tax purposes	$625,876,623

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	86,141,953	86,141,953	—	—
Consumer Staples	63,312,936	63,312,936	—	—
Energy	71,174,070	71,174,070	—	—
Financials	111,513,151	111,513,151	—	—
Health Care	88,259,124	88,259,124	—	—
Industrials	59,546,112	59,546,112	—	—
Information Technology	118,339,727	118,339,727	—	—
Materials	10,285,937	10,285,937	—	—
Utilities	21,207,347	21,207,347	—	—
Collateral Held for Securities Loaned	2,173,500	2,173,500	—	—
Short-Term Investments	61,890,983	59,692,092	2,198,891	—

Total	$693,844,840	$691,645,949	$2,198,891	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	655,808	655,808	—	—

Total Liability Derivatives	$655,808	$655,808	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	76	September 2013	$31,042,508	$30,386,700	($655,808)
Total Futures Contracts					($655,808)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	655,808
Total Equity Contracts		655,808

Total Liability Derivatives		$655,808

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	5,676,714
Total Equity Contracts		5,676,714
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	13,838
Total Foreign Exchange Contracts		13,838

Total		$5,690,552

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	36,520
Total Equity Contracts		36,520

Total		$36,520

The following table presents Large Cap Stock Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Equity Contracts	$44,370,766	6.6%	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$114,420	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$—	$14,753,750	$12,580,250	2,173,500	$2,173,500	$6,530
Cash Management Trust- Short Term Investment	66,760,615	46,082,177	53,150,700	59,692,092	59,692,092	28,767
Total Value and Income Earned	66,760,615				61,865,592	35,297

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (12.1%)
1,800	Abercrombie & Fitch Company	$81,450
8,400	Amazon.com, Inc.[a]	2,332,596
1,000	AutoNation, Inc.[a]	43,390
900	AutoZone, Inc.[a]	381,321
5,100	Bed Bath & Beyond, Inc.[a]	361,590
6,225	Best Buy Company, Inc.	170,129
2,700	BorgWarner, Inc.[a]	232,605
5,000	Cablevision Systems Corporation	84,100
5,300	CarMax, Inc.[a]	244,648
10,200	Carnival Corporation	349,758
13,272	CBS Corporation	648,603
700	Chipotle Mexican Grill, Inc.[a]	255,045
6,500	Coach, Inc.	371,085
61,015	Comcast Corporation	2,555,308
6,500	D.R. Horton, Inc.	138,320
3,050	Darden Restaurants, Inc.	153,964
6,800	Delphi Automotive plc	344,692
13,000	DIRECTV[a]	801,060
5,700	Discovery Communications, Inc.[a]	440,097
7,000	Dollar General Corporation[a]	353,010
5,200	Dollar Tree, Inc.[a]	264,368
2,250	Expedia, Inc.	135,338
2,300	Family Dollar Stores, Inc.	143,313
91,111	Ford Motor Company	1,409,487
1,300	Fossil, Inc.[a]	134,303
5,300	Gannett Company, Inc.	129,638
6,762	Gap, Inc.	282,178
2,600	Garmin, Ltd.	94,016
17,938	General Motors Company[a]	597,515
3,600	Genuine Parts Company	281,052
5,700	Goodyear Tire & Rubber Company[a]	87,153
6,400	H&R Block, Inc.	177,600
5,200	Harley-Davidson, Inc.	285,064
1,600	Harman International Industries, Inc.	86,720
2,650	Hasbro, Inc.[b]	118,799
33,900	Home Depot, Inc.	2,626,233
6,100	International Game Technology	101,931
9,867	Interpublic Group of Companies, Inc.	143,565
3,400	J.C. Penney Company, Inc.[a]	58,072
15,800	Johnson Controls, Inc.	565,482
4,800	Kohl’s Corporation	242,448
5,604	L Brands, Inc.	275,997
3,300	Leggett & Platt, Inc.	102,597
3,900	Lennar Corporation	140,556
24,900	Lowe’s Companies, Inc.	1,018,410
8,968	Macy’s, Inc.	430,464
5,606	Marriott International, Inc.	226,314
7,950	Mattel, Inc.	360,214
23,200	McDonald’s Corporation	2,296,800
1,300	Netflix, Inc.[a]	274,417
6,673	Newell Rubbermaid, Inc.	175,166
46,100	News Corporation	1,502,860
16,700	NIKE, Inc.	1,063,456
3,500	Nordstrom, Inc.	209,790
6,000	Omnicom Group, Inc.	377,220
2,600	O’Reilly Automotive, Inc.[a]	292,812
2,400	PetSmart, Inc.	160,776
1,200	Priceline.com, Inc.[a]	992,556
7,892	Pulte Group, Inc.[a]	149,711
1,800	PVH Corporation	225,090
1,400	Ralph Lauren Corporation	243,236
5,100	Ross Stores, Inc.	330,531
2,000	Scripps Networks Interactive	133,520
2,000	Sherwin-Williams Company	353,200
1,400	Snap-On, Inc.	125,132
15,475	Staples, Inc.	245,433
17,300	Starbucks Corporation	1,132,977
4,500	Starwood Hotels & Resorts Worldwide, Inc.	284,355
14,900	Target Corporation	1,026,014
2,800	Tiffany & Company	203,952
6,758	Time Warner Cable, Inc.	760,140
21,550	Time Warner, Inc.	1,246,021
16,700	TJX Companies, Inc.	836,002
2,550	TripAdvisor, Inc.[a]	155,219
2,600	Urban Outfitters, Inc.[a]	104,572
2,100	VF Corporation	405,426
10,372	Viacom, Inc.	705,815
41,647	Walt Disney Company	2,630,008
70	Washington Post Company	33,864
1,857	Whirlpool Corporation	212,367
3,172	Wyndham Worldwide Corporation	181,534
1,900	Wynn Resorts, Ltd.	243,200
10,480	Yum! Brands, Inc.	726,683

	Total	40,901,453

Consumer Staples (10.3%)
46,500	Altria Group, Inc.	1,627,035
15,268	Archer-Daniels-Midland Company	517,738
10,100	Avon Products, Inc.	212,403
3,700	Beam, Inc.	233,507
3,537	Brown-Forman Corporation	238,924
4,200	Campbell Soup Company	188,118
3,100	Clorox Company	257,734
88,800	Coca-Cola Company	3,561,768
6,000	Coca-Cola Enterprises, Inc.	210,960
20,300	Colgate-Palmolive Company	1,162,987
9,600	ConAgra Foods, Inc.	335,328
3,500	Constellation Brands, Inc.[a]	182,420
10,100	Costco Wholesale Corporation	1,116,757
28,344	CVS Caremark Corporation	1,620,710
4,800	Dr Pepper Snapple Group, Inc.	220,464
5,600	Estee Lauder Companies, Inc.	368,312
14,900	General Mills, Inc.	723,097
3,500	Hershey Company	312,480
3,200	Hormel Foods Corporation	123,456
2,551	J.M. Smucker Company	263,136
5,800	Kellogg Company	372,534
8,892	Kimberly-Clark Corporation	863,769
13,717	Kraft Foods Group, Inc.	766,369
12,000	Kroger Company	414,480
8,700	Lorillard, Inc.	380,016
3,100	McCormick & Company, Inc.	218,116
4,728	Mead Johnson Nutrition Company	374,599
3,600	Molson Coors Brewing Company	172,296
41,352	Mondelez International, Inc.	1,179,772
3,400	Monster Beverage Corporation[a]	206,618

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Staples (10.3%)—continued
35,830	PepsiCo, Inc.	$2,930,536
38,000	Philip Morris International, Inc.	3,291,560
63,538	Procter & Gamble Company	4,891,791
7,400	Reynolds American, Inc.	357,938
5,600	Safeway, Inc.	132,496
13,700	Sysco Corporation	467,992
6,500	Tyson Foods, Inc.	166,920
19,900	Walgreen Company	879,580
38,000	Wal-Mart Stores, Inc.	2,830,620
8,000	Whole Foods Market, Inc.	411,840

	Total	34,787,176

Energy (10.4%)
11,572	Anadarko Petroleum Corporation	994,382
9,120	Apache Corporation	764,530
10,283	Baker Hughes, Inc.	474,355
4,900	Cabot Oil & Gas Corporation	347,998
5,800	Cameron International Corporation[a]	354,728
12,100	Chesapeake Energy Corporation[b]	246,598
44,896	Chevron Corporation	5,312,993
28,349	ConocoPhillips	1,715,114
5,300	Consol Energy, Inc.	143,630
8,600	Denbury Resources, Inc.[a]	148,952
8,800	Devon Energy Corporation	456,544
1,700	Diamond Offshore Drilling, Inc.[b]	116,943
5,400	Ensco plc	313,848
6,300	EOG Resources, Inc.	829,584
3,500	EQT Corporation	277,795
103,190	Exxon Mobil Corporation	9,323,216
5,500	FMC Technologies, Inc.[a]	306,240
21,600	Halliburton Company	901,152
2,500	Helmerich & Payne, Inc.	156,125
6,900	Hess Corporation	458,781
14,600	Kinder Morgan, Inc.	556,990
16,468	Marathon Oil Corporation	569,463
7,584	Marathon Petroleum Corporation	538,919
4,200	Murphy Oil Corporation	255,738
6,800	Nabors Industries, Ltd.	104,108
9,900	National Oilwell Varco, Inc.	682,110
3,200	Newfield Exploration Company[a]	76,448
5,900	Noble Corporation	221,722
8,400	Noble Energy, Inc.	504,336
18,600	Occidental Petroleum Corporation	1,659,678
6,300	Peabody Energy Corporation	92,232
14,324	Phillips 66	843,827
3,100	Pioneer Natural Resources Company	448,725
4,200	QEP Resources, Inc.	116,676
3,800	Range Resources Corporation	293,816
2,900	Rowan Companies plc[a]	98,803
30,794	Schlumberger, Ltd.	2,206,698
8,100	Southwestern Energy Company[a]	295,893
15,504	Spectra Energy Corporation	534,268
3,200	Tesoro Corporation	167,424
12,700	Valero Energy Corporation	441,579
15,800	Williams Companies, Inc.	513,026
4,700	WPX Energy, Inc.[a]	89,018

	Total	34,955,005

Financials (17.4%)
7,800	ACE, Ltd.	697,944
10,800	Aflac, Inc.	627,696
10,882	Allstate Corporation	523,642
22,200	American Express Company	1,659,672
34,167	American International Group, Inc.[a]	1,527,265
9,200	American Tower Corporation	673,164
4,700	Ameriprise Financial, Inc.	380,136
7,225	Aon plc	464,929
3,436	Apartment Investment & Management Company	103,217
1,800	Assurant, Inc.	91,638
2,901	AvalonBay Communities, Inc.	391,374
249,910	Bank of America Corporation	3,213,843
26,852	Bank of New York Mellon Corporation	753,199
16,200	BB&T Corporation	548,856
42,269	Berkshire Hathaway, Inc.[a]	4,730,746
2,900	BlackRock, Inc.	744,865
3,500	Boston Properties, Inc.	369,145
13,473	Capital One Financial Corporation	846,239
7,100	CBRE Group, Inc.[a]	165,856
25,525	Charles Schwab Corporation	541,896
6,100	Chubb Corporation	516,365
3,438	Cincinnati Financial Corporation	157,804
70,493	Citigroup, Inc.	3,381,549
7,100	CME Group, Inc.	539,458
4,350	Comerica, Inc.	173,260
11,425	Discover Financial Services	544,287
6,610	E*TRADE Financial Corporation[a]	83,683
7,400	Equity Residential	429,644
20,194	Fifth Third Bancorp	364,502
3,200	Franklin Resources, Inc.	435,264
11,500	Genworth Financial, Inc.[a]	131,215
10,000	Goldman Sachs Group, Inc.	1,512,500
10,500	Hartford Financial Services Group, Inc.	324,660
10,500	HCP, Inc.	477,120
6,500	Health Care REIT, Inc.	435,695
17,241	Host Hotels & Resorts, Inc.	290,856
11,100	Hudson City Bancorp, Inc.	101,676
19,371	Huntington Bancshares, Inc.	152,643
1,700	IntercontinentalExchange, Inc.[a,b]	302,192
10,300	Invesco, Ltd.	327,540
87,648	J.P. Morgan Chase & Company	4,626,938
21,300	KeyCorp	235,152
9,500	Kimco Realty Corporation	203,585
2,600	Legg Mason, Inc.	80,626
6,801	Leucadia National Corporation	178,322
6,294	Lincoln National Corporation	229,542
7,100	Loews Corporation	315,240
2,900	M&T Bank Corporation[b]	324,075
3,200	Macerich Company	195,104
12,700	Marsh & McLennan Companies, Inc.	506,984
2,400	MasterCard, Inc.	1,378,800
6,400	McGraw-Hill Companies, Inc.	340,416
25,332	MetLife, Inc.	1,159,192
4,500	Moody’s Corporation	274,185
31,750	Morgan Stanley	775,653
2,800	NASDAQ OMX Group, Inc.	91,812

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Financials (17.4%)—continued
5,100	Northern Trust Corporation	$295,290
5,600	NYSE Euronext	231,840
7,800	People’s United Financial, Inc.	116,220
3,800	Plum Creek Timber Company, Inc.	177,346
12,214	PNC Financial Services Group, Inc.	890,645
6,400	Principal Financial Group, Inc.	239,680
12,900	Progressive Corporation	327,918
11,496	Prologis, Inc.	433,629
10,800	Prudential Financial, Inc.	788,724
3,400	Public Storage, Inc.	521,322
32,677	Regions Financial Corporation	311,412
7,244	Simon Property Group, Inc.	1,143,972
10,400	SLM Corporation	237,744
10,500	State Street Corporation	684,705
12,400	SunTrust Banks, Inc.	391,468
5,968	T. Rowe Price Group, Inc.	436,559
2,200	Torchmark Corporation	143,308
8,681	Travelers Companies, Inc.	693,786
42,985	U.S. Bancorp	1,553,908
6,224	Unum Group	182,799
6,800	Ventas, Inc.	472,328
11,800	Visa, Inc.	2,156,450
3,997	Vornado Realty Trust	331,151
114,140	Wells Fargo & Company	4,710,558
13,482	Weyerhaeuser Company REIT	384,102
6,800	XL Group plc	206,176
4,300	Zions Bancorporation	124,184

	Total	58,840,085

Health Care (12.4%)
36,200	Abbott Laboratories	1,262,656
36,700	AbbVie, Inc.	1,517,178
3,000	Actavis, Inc.[a]	378,660
8,739	Aetna, Inc.	555,276
4,600	Alexion Pharmaceuticals, Inc.[a]	424,304
6,900	Allergan, Inc.	581,256
5,400	AmerisourceBergen Corporation	301,482
17,340	Amgen, Inc.	1,710,764
12,600	Baxter International, Inc.	872,802
4,500	Becton, Dickinson and Company	444,735
5,500	Biogen Idec, Inc.[a]	1,183,600
31,350	Boston Scientific Corporation[a]	290,615
37,998	Bristol-Myers Squibb Company	1,698,131
1,800	C.R. Bard, Inc.	195,624
7,975	Cardinal Health, Inc.	376,420
5,187	CareFusion Corporation[a]	191,141
9,700	Celgene Corporation[a]	1,134,027
3,400	Cerner Corporation[a]	326,706
6,600	CIGNA Corporation	478,434
10,900	Covidien plc	684,956
2,000	DaVita HealthCare Partners, Inc.[a]	241,600
3,300	DENTSPLY International, Inc.	135,168
2,700	Edwards Lifesciences Corporation[a]	181,440
23,000	Eli Lilly and Company	1,129,760
18,845	Express Scripts Holding Company[a]	1,162,548
5,500	Forest Laboratories, Inc.[a]	225,500
35,300	Gilead Sciences, Inc.[a]	1,807,713
3,880	Hospira, Inc.[a]	148,643
3,700	Humana, Inc.	312,206
900	Intuitive Surgical, Inc.[a]	455,922
65,040	Johnson & Johnson	5,584,334
2,200	Laboratory Corporation of America Holdings[a]	220,220
4,043	Life Technologies Corporation[a]	299,222
5,342	McKesson Corporation	611,659
23,400	Medtronic, Inc.	1,204,398
69,983	Merck & Company, Inc.	3,250,710
8,900	Mylan, Inc.[a]	276,167
2,000	Patterson Companies, Inc.	75,200
2,600	PerkinElmer, Inc.	84,500
2,100	Perrigo Company	254,100
154,760	Pfizer, Inc.[b]	4,334,828
3,700	Quest Diagnostics, Inc.	224,331
1,800	Regeneron Pharmaceuticals, Inc.[a]	404,784
6,484	St. Jude Medical, Inc.	295,865
6,700	Stryker Corporation	433,356
2,475	Tenet Healthcare Corporation[a]	114,098
8,300	Thermo Fisher Scientific, Inc.	702,429
23,600	UnitedHealth Group, Inc.	1,545,328
2,600	Varian Medical Systems, Inc.[a]	175,370
2,000	Waters Corporation[a]	200,100
7,000	WellPoint, Inc.	572,880
3,950	Zimmer Holdings, Inc.	296,013
11,700	Zoetis, Inc.	361,413

	Total	41,930,572

Industrials (10.0%)
14,700	3M Company	1,607,445
5,100	ADT Corporation[a]	203,235
2,400	Avery Dennison Corporation	102,624
15,760	Boeing Company	1,614,454
3,800	C.H. Robinson Worldwide, Inc.	213,978
15,200	Caterpillar, Inc.	1,253,848
2,500	Cintas Corporation	113,850
23,600	CSX Corporation	547,284
4,100	Cummins, Inc.	444,686
13,400	Danaher Corporation	848,220
9,000	Deere & Company	731,250
4,000	Dover Corporation	310,640
1,000	Dun & Bradstreet Corporation	97,450
10,944	Eaton Corporation plc	720,225
16,700	Emerson Electric Company	910,818
2,800	Equifax, Inc.	165,004
4,800	Expeditors International of Washington, Inc.	182,448
6,300	Fastenal Company	288,855
6,760	FedEx Corporation	666,401
1,600	First Solar, Inc.[a]	71,568
3,300	Flowserve Corporation	178,233
3,700	Fluor Corporation	219,447
7,700	General Dynamics Corporation	603,141
239,800	General Electric Company	5,560,962
18,175	Honeywell International, Inc.	1,442,004
9,600	Illinois Tool Works, Inc.	664,032
6,400	Ingersoll-Rand plc	355,328
3,919	Iron Mountain, Inc.	104,285
3,100	Jacobs Engineering Group, Inc.[a]	170,903
2,500	Joy Global, Inc.	121,325
2,600	Kansas City Southern	275,496

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Industrials (10.0%)—continued
2,100	L-3 Communications Holdings, Inc.	$180,054
6,200	Lockheed Martin Corporation	672,452
8,300	Masco Corporation	161,767
7,300	Norfolk Southern Corporation	530,345
5,498	Northrop Grumman Corporation	455,234
8,237	PACCAR, Inc.	441,997
2,600	Pall Corporation	172,718
3,475	Parker Hannifin Corporation	331,515
4,799	Pentair, Ltd.	276,854
4,700	Pitney Bowes, Inc.[b]	68,996
3,400	Precision Castparts Corporation	768,434
5,000	Quanta Services, Inc.[a]	132,300
7,600	Raytheon Company	502,512
6,920	Republic Services, Inc.	234,865
3,300	Robert Half International, Inc.	109,659
3,200	Rockwell Automation, Inc.	266,048
3,200	Rockwell Collins, Inc.	202,912
2,300	Roper Industries, Inc.	285,706
1,200	Ryder System, Inc.	72,948
16,800	Southwest Airlines Company	216,552
3,700	Stanley Black & Decker, Inc.	286,010
2,000	Stericycle, Inc.[a]	220,860
6,400	Textron, Inc.	166,720
10,800	Tyco International, Ltd.	355,860
10,900	Union Pacific Corporation	1,681,652
16,500	United Parcel Service, Inc.	1,426,920
19,600	United Technologies Corporation	1,821,624
1,400	W.W. Grainger, Inc.	353,052
10,099	Waste Management, Inc.	407,293
4,300	Xylem, Inc.	115,842

	Total	33,709,140

Information Technology (16.6%)
15,000	Accenture plc	1,079,400
11,600	Adobe Systems, Inc.[a]	528,496
14,100	Advanced Micro Devices, Inc.[a,b]	57,528
8,015	Agilent Technologies, Inc.	342,721
4,200	Akamai Technologies, Inc.[a]	178,710
7,500	Altera Corporation	247,425
3,700	Amphenol Corporation	288,378
7,100	Analog Devices, Inc.	319,926
21,700	Apple, Inc.[c]	8,594,936
27,800	Applied Materials, Inc.	414,498
5,300	Autodesk, Inc.[a]	179,882
11,300	Automatic Data Processing, Inc.	778,118
3,100	BMC Software, Inc.[a]	139,934
12,200	Broadcom Corporation	411,872
7,712	CA, Inc.	220,795
123,900	Cisco Systems, Inc.	3,012,009
4,300	Citrix Systems, Inc.[a]	259,419
7,000	Cognizant Technology Solutions Corporation[a]	438,270
3,500	Computer Sciences Corporation	153,195
34,200	Corning, Inc.	486,666
34,000	Dell, Inc.	453,900
27,000	eBay, Inc.[a]	1,396,440
7,000	Electronic Arts, Inc.[a]	160,790
48,686	EMC Corporation	1,149,963
1,900	F5 Networks, Inc.[a]	130,720
6,800	Fidelity National Information Services, Inc.	291,312
3,100	Fiserv, Inc.[a]	270,971
3,300	FLIR Systems, Inc.	89,001
2,800	GameStop Corporation[b]	117,684
6,200	Google, Inc.[a]	5,458,294
2,600	Harris Corporation	128,050
44,786	Hewlett-Packard Company	1,110,693
115,200	Intel Corporation	2,790,144
24,200	International Business Machines Corporation	4,624,862
6,500	Intuit, Inc.	396,695
4,200	Jabil Circuit, Inc.	85,596
5,462	JDS Uniphase Corporation[a]	78,544
11,800	Juniper Networks, Inc.[a]	227,858
3,900	KLA-Tencor Corporation	217,347
3,800	Lam Research Corporation[a]	168,492
5,400	Linear Technology Corporation	198,936
12,700	LSI Corporation[a]	90,678
4,500	Microchip Technology, Inc.	167,625
23,800	Micron Technology, Inc.[a]	341,054
174,200	Microsoft Corporation	6,015,126
3,300	Molex, Inc.	96,822
6,355	Motorola Solutions, Inc.	366,874
8,400	NetApp, Inc.[a]	317,352
13,450	NVIDIA Corporation	188,703
85,137	Oracle Corporation	2,615,409
7,500	Paychex, Inc.[b]	273,900
40,000	QUALCOMM, Inc.	2,443,200
4,400	Red Hat, Inc.[a]	210,408
6,500	SAIC, Inc.	90,545
12,500	Salesforce.com, Inc.[a]	477,250
5,600	SanDisk Corporation[a]	342,160
7,400	Seagate Technology plc	331,742
16,124	Symantec Corporation	362,306
9,700	TE Connectivity, Ltd.	441,738
3,800	Teradata Corporation[a]	190,874
4,400	Teradyne, Inc.[a]	77,308
25,700	Texas Instruments, Inc.	896,159
3,800	Total System Services, Inc.	93,024
3,500	VeriSign, Inc.[a]	156,310
5,000	Western Digital Corporation	310,450
12,980	Western Union Company	222,088
28,485	Xerox Corporation	258,359
6,100	Xilinx, Inc.	241,621
22,100	Yahoo!, Inc.[a]	554,931

	Total	55,852,486

Materials (3.1%)
4,800	Air Products and Chemicals, Inc.	439,536
1,600	Airgas, Inc.	152,736
24,764	Alcoa, Inc.	193,655
2,569	Allegheny Technologies, Inc.	67,590
3,500	Ball Corporation	145,390
2,400	Bemis Company, Inc.	93,936
1,400	CF Industries Holdings, Inc.	240,100
3,600	Cliffs Natural Resources, Inc.[b]	58,500
27,993	Dow Chemical Company	900,535
21,411	E.I. du Pont de Nemours and Company	1,124,078
3,600	Eastman Chemical Company	252,036
6,200	Ecolab, Inc.	528,178
3,200	FMC Corporation	195,392

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Materials (3.1%)—continued
24,092	Freeport-McMoRan Copper & Gold, Inc.	$665,180
1,900	International Flavors & Fragrances, Inc.	142,804
10,271	International Paper Company	455,108
8,800	LyondellBasell Industries NV	583,088
4,081	MeadWestvaco Corporation	139,203
12,378	Monsanto Company	1,222,946
6,400	Mosaic Company	344,384
11,548	Newmont Mining Corporation	345,863
7,400	Nucor Corporation	320,568
3,900	Owens-Illinois, Inc.[a]	108,381
3,300	PPG Industries, Inc.	483,153
6,900	Praxair, Inc.	794,604
4,552	Sealed Air Corporation	109,020
2,800	Sigma-Aldrich Corporation	225,008
3,400	United States Steel Corporation[b]	59,602
3,000	Vulcan Materials Company	145,230

	Total	10,535,804

Telecommunications Services (2.8%)
124,839	AT&T, Inc.	4,419,300
14,125	CenturyLink, Inc.	499,319
6,800	Crown Castle International Corporation[a]	492,252
23,078	Frontier Communications Corporation[b]	93,466
69,920	Sprint Nextel Corporation[a]	490,838
66,296	Verizon Communications, Inc.	3,337,341
13,707	Windstream Corporation[b]	105,681

	Total	9,438,197

Utilities (3.3%)
14,400	AES Corporation	172,656
2,805	AGL Resources, Inc.	120,222
5,700	Ameren Corporation	196,308
11,260	American Electric Power Company, Inc.	504,223
9,973	CenterPoint Energy, Inc.	234,266
6,100	CMS Energy Corporation	165,737
6,800	Consolidated Edison, Inc.	396,508
13,394	Dominion Resources, Inc.	761,047
4,100	DTE Energy Company	274,741
16,302	Duke Energy Corporation	1,100,385
7,600	Edison International, Inc.	366,016
4,200	Entergy Corporation	292,656
19,774	Exelon Corporation	610,621
9,734	FirstEnergy Corporation	363,467
1,815	Integrys Energy Group, Inc.	106,232
9,800	NextEra Energy, Inc.	798,504
7,209	NiSource, Inc.	206,466
7,300	Northeast Utilities	306,746
7,500	NRG Energy, Inc.	200,250
4,800	ONEOK, Inc.	198,288
5,700	Pepco Holdings, Inc.	114,912
10,200	PG&E Corporation	466,446
2,600	Pinnacle West Capital Corporation	144,222
13,700	PPL Corporation	414,562
11,700	Public Service Enterprise Group, Inc.	382,122
3,200	SCANA Corporation	157,120
5,275	Sempra Energy	431,284
20,100	Southern Company	887,013
4,800	TECO Energy, Inc.	82,512
5,300	Wisconsin Energy Corporation	217,247
11,505	Xcel Energy, Inc.	326,052

	Total	10,998,831

	Total Common Stock (cost $231,352,327)	331,948,749

	Collateral Held for Securities Loaned (1.7%)
5,976,700	Thrivent Cash Management Trust	5,976,700

	Total Collateral Held for Securities Loaned (cost $5,976,700)	5,976,700

Shares or Principal Amount	Short-Term Investments (1.5%)
4,978,909	Thrivent Cash Management Trust 0.080%	4,978,909

	Total Short-Term Investments (at amortized cost)	4,978,909

	Total Investments (cost $242,307,936) 101.6%	$342,904,358

	Other Assets and Liabilities, Net (1.6%)	(5,493,162)

	Total Net Assets 100.0%	$337,411,196

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At June 28, 2013, $792,160 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$99,878,818
Gross unrealized depreciation	(19,374,909)

Net unrealized appreciation (depreciation)	$80,503,909
Cost for federal income tax purposes	$262,400,449

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	40,901,453	40,901,453	—	—
Consumer Staples	34,787,176	34,787,176	—	—
Energy	34,955,005	34,955,005	—	—
Financials	58,840,085	58,840,085	—	—
Health Care	41,930,572	41,930,572	—	—
Industrials	33,709,140	33,709,140	—	—
Information Technology	55,852,486	55,852,486	—	—
Materials	10,535,804	10,535,804	—	—
Telecommunications Services	9,438,197	9,438,197	—	—
Utilities	10,998,831	10,998,831	—	—
Collateral Held for Securities Loaned	5,976,700	5,976,700	—	—
Short-Term Investments	4,978,909	4,978,909	—	—

Total	$342,904,358	$342,904,358	$—	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	94,920	94,920	—	—
Total Liability Derivatives	$94,920	$94,920	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	11	September 2013	$4,492,995	$4,398,075	($94,920)
Total Futures Contracts					($94,920)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	94,920
Total Equity Contracts		94,920

Total Liability Derivatives		$94,920

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	360,220
Total Equity Contracts		360,220

Total		$360,220

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(72,438)
Total Equity Contracts		(72,438)

Total		($72,438)

The following table presents Large Cap Index Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Equity Contracts	$3,449,625	1.0%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$1,526,426	$12,312,712	$7,862,438	5,976,700	$5,976,700	$5,455
Cash Management Trust- Short Term Investment	2,166,703	13,156,513	10,344,307	4,978,909	4,978,909	1,579
Total Value and Income Earned	3,693,129				10,955,609	7,034

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (89.5%)	Value
Consumer Discretionary (9.5%)
32,500	Apollo Group, Inc.[a,b]	$575,900
19,400	Brown Shoe Company, Inc.	417,682
28,600	Comcast Corporation	1,197,768
13,500	Expedia, Inc.	812,025
27,900	General Motors Company[b]	929,349
9,100	Hanesbrands, Inc.	467,922
19,000	Home Depot, Inc.	1,471,930
5,200	Honda Motor Company, Ltd. ADR	193,700
28,900	Lowe’s Companies, Inc.	1,182,010
6,900	Macy’s, Inc.	331,200
7,200	Shaw Communications, Inc.[a]	173,016
5,400	Sherwin-Williams Company	953,640
6,700	Target Corporation	461,362
22,600	Thomson Reuters Corporation	736,082
20,900	TJX Companies, Inc.	1,046,254
3,900	Toyota Motor Corporation ADR	470,574

	Total	11,420,414

Consumer Staples (8.5%)
3,600	Anheuser-Busch InBev NV ADR	324,936
1,900	British American Tobacco plc ADR	195,586
22,600	Coca-Cola Company	906,486
4,000	Colgate-Palmolive Company	229,160
6,000	Companhia de Bebidas das Americas ADR	224,100
20,200	CVS Caremark Corporation	1,155,036
1,400	Diageo plc ADR	160,930
5,700	Energizer Holdings, Inc.	572,907
900	Fomento Economico Mexicano SAB de CV ADR	92,871
9,700	General Mills, Inc.	470,741
18,200	Kraft Foods Group, Inc.	1,016,834
5,000	PepsiCo, Inc.	408,950
2,200	Philip Morris International, Inc.	190,564
20,000	Procter & Gamble Company	1,539,800
6,000	Reynolds American, Inc.	290,220
6,200	Unilever NV ADR	243,722
6,100	Unilever plc ADR	246,745
7,200	Universal Corporation[a]	416,520
4,400	Walgreen Company	194,480
17,500	Wal-Mart Stores, Inc.	1,303,575

	Total	10,184,163

Energy (11.5%)
4,500	BP plc ADR	187,830
39,200	C&J Energy Services, Inc.[a,b]	759,304
4,100	Canadian Natural Resources, Ltd.	115,866
18,800	Chevron Corporation	2,224,792
1,600	China Petroleum & Chemical Corporation	146,400
900	CNOOC, Ltd. ADR	150,732
22,500	ConocoPhillips	1,361,250
3,300	CVR Energy, Inc.	156,420
5,000	Diamond Offshore Drilling, Inc.[a]	343,950
3,900	Ecopetrol SA ADR[a]	164,034
3,500	Eni SPA ADR	143,640
28,100	Exxon Mobil Corporation	2,538,835
18,600	HollyFrontier Corporation	795,708
15,900	Marathon Petroleum Corporation	1,129,854
3,700	PetroChina Company, Ltd. ADR[a]	409,479
22,100	Petroleo Brasileiro SA ADR	323,986
17,300	Phillips 66	1,019,143
9,035	Royal Dutch Shell plc ADR, Class A	576,433
8,500	Royal Dutch Shell plc ADR, Class B	563,295
5,000	Statoil ASA ADR	103,450
3,300	Total SA ADR	160,710
7,100	Transocean, Ltd.	340,445

	Total	13,715,556

Financials (23.2%)
13,900	ACE, Ltd.	1,243,772
5,100	Aflac, Inc.	296,412
1,000	Alexandria Real Estate Equities, Inc.	65,720
10,000	American Capital Mortgage Investment Corporation	179,700
4,900	American Tower Corporation	358,533
7,500	AmTrust Financial Services, Inc.[a]	267,750
63,900	Annaly Capital Management, Inc.	803,223
2,200	Apartment Investment & Management Company	66,088
20,300	Aspen Insurance Holdings, Ltd.	752,927
1,200	AvalonBay Communities, Inc.	161,892
14,231	Banco Bilbao Vizcaya Argentaria SA ADR[a]	119,683
9,460	Banco Bradesco SA ADR	123,075
22,750	Banco Santander SA ADR	147,192
2,800	Bank of Nova Scotia	149,940
8,300	Barclays plc ADR	142,096
2,800	BioMed Realty Trust, Inc.	56,644
1,900	Boston Properties, Inc.	200,393
1,300	BRE Properties, Inc.	65,026
1,200	Camden Property Trust	82,968
76,100	CapitalSource, Inc.	713,818
2,700	CBL & Associates Properties, Inc.	57,834
26,000	CBOE Holdings, Inc.	1,212,640
260,000	Chimera Investment Corporation	780,000
4,200	China Life Insurance Company, Ltd. ADR	146,496
1,700	Corporate Office Properties Trust	43,350
4,404	Credit Suisse Group ADR[b]	116,530
4,500	DDR Corporation	74,925
2,700	Deutsche Bank AG ADR	113,265
3,600	DiamondRock Hospitality Company	33,552
1,400	Digital Realty Trust, Inc.	85,400
4,200	Duke Realty Corporation	65,478
34,600	Dynex Capital, Inc.	352,574
800	Equity Lifestyle Properties, Inc.	62,872
3,800	Equity Residential	220,628
500	Essex Property Trust, Inc.	79,460
900	Federal Realty Investment Trust	93,312
6,400	General Growth Properties, Inc.	127,168
5,200	HCP, Inc.	236,288
2,600	Health Care REIT, Inc.	174,278
1,500	Highwoods Properties, Inc.	53,415
900	Home Properties, Inc.	58,833
2,300	Hospitality Properties Trust	60,444
9,400	Host Hotels & Resorts, Inc.	158,578
6,700	HSBC Holdings plc ADR	347,730
13,400	ING Groep NV ADR[b]	121,806

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (89.5%)	Value
Financials (23.2%)—continued
33,500	iShares S&P U.S. Preferred Stock Index Fund	$1,315,880
11,330	Itau Unibanco Holding SA ADR	146,384
24,500	J.P. Morgan Chase & Company	1,293,355
1,100	Kilroy Realty Corporation	58,311
5,800	Kimco Realty Corporation	124,294
1,600	LaSalle Hotel Properties	39,520
1,900	Liberty Property Trust	70,224
44,400	Lloyds Banking Group plc ADR[a,b]	170,496
1,900	Macerich Company	115,843
1,800	Mack-Cali Realty Corporation	44,082
9,600	Manulife Financial Corporation	153,792
1,000	MasterCard, Inc.	574,500
30,500	Mitsubishi UFJ Financial Group, Inc. ADR	189,405
25,700	Mizuho Financial Group, Inc.[a]	106,141
9,600	Montpelier Re Holdings, Inc.	240,096
2,000	Omega Healthcare Investors, Inc.	62,040
10,600	PartnerRe, Ltd.	959,936
3,100	Piedmont Office Realty Trust, Inc.	55,428
2,500	Plum Creek Timber Company, Inc.	116,675
47,100	PowerShares Preferred Portfolio	672,117
5,978	Prologis, Inc.	225,490
1,600	Public Storage, Inc.	245,328
1,800	Rayonier, Inc. REIT	99,702
2,100	Realty Income Corporation	88,032
1,500	Regency Centers Corporation	76,215
5,400	RenaissanceRe Holdings, Ltd.	468,666
18,200	Retail Properties of America, Inc.	259,896
1,800	RLJ Lodging Trust	40,482
3,300	Royal Bank of Canada ADR	192,423
14,100	Royal Bank of Scotland Group plc ADR[a,b]	118,581
2,700	Senior Housing Property Trust	70,011
3,600	Simon Property Group, Inc.	568,512
1,300	SL Green Realty Corporation	114,647
53,170	SPDR Dow Jones Wilshire International Real Estate ETF	2,121,483
15,900	Sumitomo Mitsui Financial Group, Inc.[a]	146,598
1,000	Taubman Centers, Inc.	75,150
2,200	Toronto-Dominion Bank	176,814
15,100	Travelers Companies, Inc.	1,206,792
14,300	U.S. Bancorp	516,945
9,900	UBS AG ADR[b]	167,805
3,300	UDR, Inc.	84,117
1,900	Vanguard REIT ETF	130,568
3,722	Ventas, Inc.	258,530
2,400	Vornado Realty Trust	198,840
2,200	Weingarten Realty Investors	67,694
56,700	Wells Fargo & Company	2,340,009
1,200	Westpac Banking Corporation ADR[a]	158,268
7,200	Weyerhaeuser Company REIT	205,128

	Total	27,804,953

Health Care (8.4%)
24,800	AbbVie, Inc.	1,025,232
2,200	Amgen, Inc.	217,052
3,100	AstraZeneca plc ADR	146,630
17,700	Bristol-Myers Squibb Company	791,013
17,400	Eli Lilly and Company	854,688
5,300	GlaxoSmithKline plc ADR	264,841
10,200	Johnson & Johnson	875,772
29,100	Medtronic, Inc.	1,497,777
5,450	Novartis AG ADR	385,369
1,300	Novo Nordisk AS ADR	201,461
114,161	PDL BioPharma, Inc.[a]	881,323
91,200	Pfizer, Inc.	2,554,512
6,500	Sanofi ADR	334,815

	Total	10,030,485

Industrials (8.8%)
11,600	3M Company	1,268,460
8,500	ABB, Ltd. ADR[b]	184,110
9,300	ADT Corporation[b]	370,605
2,100	Canadian National Railway Company	204,267
2,500	Copa Holdings SA	327,800
61,100	Delta Air Lines, Inc.[b]	1,143,181
9,100	Dun & Bradstreet Corporation[a]	886,795
69,000	Exelis, Inc.	951,510
8,200	Lockheed Martin Corporation	889,372
17,800	Northrop Grumman Corporation	1,473,840
16,100	Raytheon Company	1,064,532
28,400	Republic Services, Inc.	963,896
2,500	Siemens AG ADR	253,275
3,400	Union Pacific Corporation	524,552

	Total	10,506,195

Information Technology (8.9%)
7,300	Accenture plc	525,308
31,400	Activision Blizzard, Inc.	447,764
26,400	AOL, Inc.[b]	963,072
3,600	Canon, Inc. ADR	118,332
68,400	Cisco Systems, Inc.	1,662,804
17,200	Computer Sciences Corporation	752,844
1,600	International Business Machines Corporation	305,776
12,400	j2 Global, Inc.[a]	527,124
32,200	Microsoft Corporation	1,111,866
10,400	Oracle Corporation	319,488
3,000	SAP AG ADR[a]	218,490
27,700	Seagate Technology plc	1,241,791
13,300	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	243,656
11,800	Telefonaktiebolaget LM Ericsson ADR	133,104
17,000	Western Digital Corporation	1,055,530
57,400	Western Union Company	982,114

	Total	10,609,063

Materials (2.7%)
7,800	ArcelorMittal[a]	87,360
6,700	BHP Billiton plc ADR[a]	343,509
5,300	BHP Billiton, Ltd. ADR[a]	305,598
2,300	CF Industries Holdings, Inc.	394,450
5,300	Goldcorp, Inc.	131,069
5,600	Monsanto Company	553,280
1,200	POSCO ADR	78,096
4,600	PPG Industries, Inc.	673,486
4,900	Rio Tinto plc ADR[a]	201,292

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (89.5%)	Value
Materials (2.7%) - continued
4,600	Schweitzer-Mauduit International, Inc.	$229,448
2,900	Southern Copper Corporation	80,098
10,600	Vale SA ADR[a]	139,390

	Total	3,217,076

Telecommunications Services (3.9%)
9,100	America Movil SAB de CV ADR	197,925
35,500	AT&T, Inc.	1,256,700
3,000	BCE, Inc.	123,060
7,700	China Mobile, Ltd. ADR[a]	398,629
5,000	Nippon Telegraph & Telephone Corporation ADR	130,050
8,300	NTT DOCOMO, Inc. ADR[a]	129,895
2,400	Rogers Communications, Inc.	94,080
11,300	Telefonica SA ADR[b]	144,753
3,600	Telus Corporation	105,084
35,100	Verizon Communications, Inc.	1,766,934
9,700	Vodafone Group plc ADR	278,778

	Total	4,625,888

Utilities (4.1%)
27,400	American Electric Power Company, Inc.	1,226,972
3,800	American States Water Company	203,946
13,100	CenterPoint Energy, Inc.	307,719
10,500	Consolidated Edison, Inc.	612,255
3,700	Empresa Nacional de Electricidad SA ADR	163,429
6,100	Laclede Group, Inc.	278,526
9,600	PG&E Corporation	439,008
3,600	Pinnacle West Capital Corporation	199,692
22,800	Southern Company	1,006,164
12,800	Wisconsin Energy Corporation	524,672

	Total	4,962,383

	Total Common Stock (cost $98,074,428)	107,076,176

Principal Amount	Long-Term Fixed Income (4.7%)
Energy (0.3%)
	Enbridge Energy Partners, LP
350,000	8.050%, 10/1/2037	398,025

	Total	398,025

Financials (3.4%)
	Aegon NV
500,000	2.055%, 7/29/2049[c,d]	357,500
	American International Group, Inc.
150,000	8.175%, 5/15/2058	183,000
	Bank of America Corporation
305,000	7.625%, 6/1/2019	366,541
	Bank of New York Mellon Corporation
180,000	4.500%, 12/29/2049[d]	169,200
	BBVA International Preferred SA Unipersonal
175,000	5.919%, 12/29/2049[d]	156,625
	J.P. Morgan Chase & Company
175,000	7.900%, 4/29/2049[d]	197,750
330,000	5.150%, 5/29/2049[d]	314,325
	Liberty Mutual Group, Inc.
$350,000	10.750%, 6/15/2058[e]	$533,750
	MetLife Capital Trust IV
400,000	7.875%, 12/15/2037[e]	476,363
	PNC Financial Services Group, Inc.
235,000	4.850%, 3/1/2049[d]	219,138
	Reinsurance Group of America, Inc.
425,000	6.750%, 12/15/2065	425,531
	Wachovia Capital Trust III
250,000	5.570%, 3/15/2042[c,d]	245,312
	ZFS Finance USA Trust II
400,000	6.450%, 12/15/2065[e]	428,000

	Total	4,073,035

Utilities (1.0%)
	Electricite de France SA
400,000	5.250%, 1/29/2049[d,e]	382,400
	Enterprise Products Operating, LLC
425,000	7.034%, 1/15/2068	477,063
	Southern California Edison Company
315,000	6.250%, 8/1/2049[d]	330,750

	Total	1,190,213

	Total Long-Term Fixed Income (cost $5,165,270)	5,661,273

Shares	Preferred Stock (0.6%)
Financials (0.6%)
4,000	CoBank ACB[d,e]	410,875
2,500	J.P. Morgan Chase Capital XXIX	63,400
8,000	U.S. Bancorp[d]	224,800

	Total	699,075

	Total Preferred Stock (cost $687,250)	699,075

	Collateral Held for Securities Loaned (6.2%)
7,458,294	Thrivent Cash Management Trust	7,458,294

	Total Collateral Held for Securities Loaned (cost $7,458,294)	7,458,294

Shares or Principal Amount	Short-Term Investments (4.9%)
	Federal Home Loan Bank Discount Notes
100,000	0.093%, 11/22/2013[f,g]	99,962

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.9%)	Value
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.095%, 12/2/2013[f,g]	$99,959
100,000	0.110%, 12/3/2013[f,g]	99,952
	Thrivent Cash Management Trust
5,491,476	0.080%	5,491,476

	Total Short-Term Investments (at amortized cost)	5,791,349

	Total Investments (cost $117,176,591) 105.9%	$126,686,167

	Other Assets and Liabilities, Net (5.9%)	(7,090,663)

	Total Net Assets 100.0%	$119,595,504

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $2,231,388 or 1.9% of total net assets.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	At June 28, 2013, $299,873 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT -	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF -	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,079,384
Gross unrealized depreciation	(2,695,435)

Net unrealized appreciation (depreciation)	$9,383,949

Cost for federal income tax purposes	$117,302,218

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Equity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	11,420,414	11,420,414	—	—
Consumer Staples	10,184,163	10,184,163	—	—
Energy	13,715,556	13,715,556	—	—
Financials	27,804,953	27,804,953	—	—
Health Care	10,030,485	10,030,485	—	—
Industrials	10,506,195	10,506,195	—	—
Information Technology	10,609,063	10,609,063	—	—
Materials	3,217,076	3,217,076	—	—
Telecommunications Services	4,625,888	4,625,888	—	—
Utilities	4,962,383	4,962,383	—	—
Long-Term Fixed Income
Energy	398,025	—	398,025	—
Financials	4,073,035	—	4,073,035	—
Utilities	1,190,213	—	1,190,213	—
Preferred Stock
Financials	699,075	288,200	410,875	—
Collateral Held for Securities Loaned	7,458,294	7,458,294	—	—
Short-Term Investments	5,791,349	5,491,476	299,873	—

Total	$126,686,167	$120,314,146	$6,372,021	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	98,055	98,055	—	—

Total Liability Derivatives	$98,055	$98,055	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	68	September 2013	$5,535,675	$5,437,620	($98,055)
Total Futures Contracts					($98,055)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Equity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets—Net unrealized appreciation/(depreciation) on Futures contracts	98,055
Total Equity Contracts		98,055

Total Liability Derivatives		$98,055

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Equity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	238,078
Total Equity Contracts		238,078

Total		$238,078

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Equity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(91,680)
Total Equity Contracts		(91,680)

Total		($91,680)

The following table presents Equity Income Plus Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Equity Contracts	$2,424,596	2.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Equity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$6,245,979	$24,118,016	$22,905,701	7,458,294	$7,458,294	$18,873
Cash Management Trust- Short Term Investment	96,842	13,178,588	7,783,954	5,491,476	5,491,476	920
Total Value and Income Earned	6,342,821				12,949,770	19,793

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (64.8%)	Value
Consumer Discretionary (8.0%)
900	Abercrombie & Fitch Company	$40,725
4,100	Amazon.com, Inc.[a]	1,138,529
500	AutoNation, Inc.[a]	21,695
400	AutoZone, Inc.[a]	169,476
2,500	Bed Bath & Beyond, Inc.[a]	177,250
3,075	Best Buy Company, Inc.	84,040
1,300	BorgWarner, Inc.[a]	111,995
2,500	Cablevision Systems Corporation	42,050
2,600	CarMax, Inc.[a]	120,016
5,000	Carnival Corporation	171,450
6,462	CBS Corporation	315,798
400	Chipotle Mexican Grill, Inc.[a]	145,740
3,200	Coach, Inc.	182,688
29,765	Comcast Corporation	1,246,558
3,200	D.R. Horton, Inc.	68,096
1,500	Darden Restaurants, Inc.	75,720
3,300	Delphi Automotive plc	167,277
6,400	DIRECTV[a]	394,368
2,800	Discovery Communications, Inc.[a]	216,188
3,400	Dollar General Corporation[a]	171,462
2,600	Dollar Tree, Inc.[a]	132,184
1,100	Expedia, Inc.	66,165
1,100	Family Dollar Stores, Inc.	68,541
44,488	Ford Motor Company	688,229
600	Fossil, Inc.[a]	61,986
2,600	Gannett Company, Inc.	63,596
3,300	Gap, Inc.	137,709
1,300	Garmin, Ltd.	47,008
8,762	General Motors Company[a]	291,862
1,800	Genuine Parts Company	140,526
2,800	Goodyear Tire & Rubber Company[a]	42,812
3,100	H&R Block, Inc.	86,025
2,600	Harley-Davidson, Inc.	142,532
800	Harman International Industries, Inc.	43,360
1,300	Hasbro, Inc.[b]	58,279
16,600	Home Depot, Inc.	1,286,002
3,000	International Game Technology	50,130
4,789	Interpublic Group of Companies, Inc.	69,680
1,700	J.C. Penney Company, Inc.[a]	29,036
7,700	Johnson Controls, Inc.	275,583
2,400	Kohl’s Corporation	121,224
2,662	L Brands, Inc.	131,104
1,600	Leggett & Platt, Inc.	49,744
1,900	Lennar Corporation	68,476
12,200	Lowe’s Companies, Inc.	498,980
4,400	Macy’s, Inc.	211,200
2,763	Marriott International, Inc.	111,542
3,825	Mattel, Inc.	173,311
11,300	McDonald’s Corporation	1,118,700
700	Netflix, Inc.[a]	147,763
3,226	Newell Rubbermaid, Inc.	84,683
22,500	News Corporation	733,500
8,200	NIKE, Inc.	522,176
1,700	Nordstrom, Inc.	101,898
3,000	Omnicom Group, Inc.	188,610
1,300	O’Reilly Automotive, Inc.[a]	146,406
1,200	PetSmart, Inc.	80,388
600	Priceline.com, Inc.[a]	496,278
3,837	Pulte Group, Inc.[a]	72,788
900	PVH Corporation	112,545
700	Ralph Lauren Corporation	121,618
2,500	Ross Stores, Inc.	162,025
1,000	Scripps Networks Interactive	66,760
1,000	Sherwin-Williams Company	176,600
700	Snap-On, Inc.	62,566
7,600	Staples, Inc.	120,536
8,400	Starbucks Corporation	550,116
2,200	Starwood Hotels & Resorts Worldwide, Inc.	139,018
7,300	Target Corporation	502,678
1,400	Tiffany & Company	101,976
3,280	Time Warner Cable, Inc.	368,934
10,516	Time Warner, Inc.	608,035
8,200	TJX Companies, Inc.	410,492
1,300	TripAdvisor, Inc.[a]	79,131
1,300	Urban Outfitters, Inc.[a]	52,286
1,000	VF Corporation	193,060
5,062	Viacom, Inc.	344,469
20,287	Walt Disney Company	1,281,124
60	Washington Post Company	29,026
858	Whirlpool Corporation	98,121
1,632	Wyndham Worldwide Corporation	93,399
900	Wynn Resorts, Ltd.	115,200
5,020	Yum! Brands, Inc.	348,087

	Total	20,038,939

Consumer Staples (6.8%)
22,700	Altria Group, Inc.	794,273
7,441	Archer-Daniels-Midland Company	252,324
4,900	Avon Products, Inc.	103,047
1,800	Beam, Inc.	113,598
1,787	Brown-Forman Corporation	120,712
2,100	Campbell Soup Company	94,059
1,500	Clorox Company	124,710
43,300	Coca-Cola Company	1,736,763
2,900	Coca-Cola Enterprises, Inc.	101,964
9,900	Colgate-Palmolive Company	567,171
4,700	ConAgra Foods, Inc.	164,171
1,800	Constellation Brands, Inc.[a]	93,816
4,900	Costco Wholesale Corporation	541,793
13,805	CVS Caremark Corporation	789,370
2,300	Dr Pepper Snapple Group, Inc.	105,639
2,700	Estee Lauder Companies, Inc.	177,579
7,300	General Mills, Inc.	354,269
1,700	Hershey Company	151,776
1,500	Hormel Foods Corporation	57,870
1,255	J.M. Smucker Company	129,453
2,900	Kellogg Company	186,267
4,380	Kimberly-Clark Corporation	425,473
6,720	Kraft Foods Group, Inc.	375,447
5,800	Kroger Company	200,332
4,300	Lorillard, Inc.	187,824
1,500	McCormick & Company, Inc.	105,540
2,322	Mead Johnson Nutrition Company	183,972
1,800	Molson Coors Brewing Company	86,148
20,160	Mondelez International, Inc.	575,165
1,700	Monster Beverage Corporation[a]	103,309

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (64.8%)	Value
Consumer Staples (6.8%) - continued
17,497	PepsiCo, Inc.	$1,431,080
18,500	Philip Morris International, Inc.	1,602,470
30,979	Procter & Gamble Company	2,385,073
3,700	Reynolds American, Inc.	178,969
2,700	Safeway, Inc.	63,882
6,700	Sysco Corporation	228,872
3,200	Tyson Foods, Inc.	82,176
9,700	Walgreen Company	428,740
18,600	Wal-Mart Stores, Inc.	1,385,514
4,000	Whole Foods Market, Inc.	205,920

	Total	16,996,530

Energy (6.8%)
5,636	Anadarko Petroleum Corporation	484,301
4,368	Apache Corporation	366,169
5,061	Baker Hughes, Inc.	233,464
2,400	Cabot Oil & Gas Corporation	170,448
2,800	Cameron International Corporation[a]	171,248
5,900	Chesapeake Energy Corporation	120,242
21,874	Chevron Corporation	2,588,569
13,782	ConocoPhillips	833,811
2,600	Consol Energy, Inc.	70,460
4,200	Denbury Resources, Inc.[a]	72,744
4,300	Devon Energy Corporation	223,084
800	Diamond Offshore Drilling, Inc.[b]	55,032
2,700	Ensco plc	156,924
3,100	EOG Resources, Inc.	408,208
1,700	EQT Corporation	134,929
50,434	Exxon Mobil Corporation	4,556,712
2,700	FMC Technologies, Inc.[a]	150,336
10,500	Halliburton Company	438,060
1,200	Helmerich & Payne, Inc.	74,940
3,300	Hess Corporation	219,417
7,100	Kinder Morgan, Inc.	270,865
8,022	Marathon Oil Corporation	277,401
3,761	Marathon Petroleum Corporation	267,257
2,100	Murphy Oil Corporation	127,869
3,300	Nabors Industries, Ltd.	50,523
4,800	National Oilwell Varco, Inc.	330,720
1,600	Newfield Exploration Company[a]	38,224
2,900	Noble Corporation	108,982
4,100	Noble Energy, Inc.	246,164
9,100	Occidental Petroleum Corporation	811,993
3,000	Peabody Energy Corporation	43,920
6,991	Phillips 66	411,840
1,500	Pioneer Natural Resources Company	217,125
2,100	QEP Resources, Inc.	58,338
1,900	Range Resources Corporation	146,908
1,400	Rowan Companies plc[a]	47,698
15,025	Schlumberger, Ltd.	1,076,691
3,900	Southwestern Energy Company[a]	142,467
7,521	Spectra Energy Corporation	259,174
1,600	Tesoro Corporation	83,712
6,200	Valero Energy Corporation	215,574
7,700	Williams Companies, Inc.	250,019
2,333	WPX Energy, Inc.[a]	44,187

	Total	17,056,749

Financials (11.5%)
3,800	ACE, Ltd.	340,024
5,300	Aflac, Inc.	308,036
5,396	Allstate Corporation	259,656
10,800	American Express Company	807,408
16,620	American International Group, Inc.[a]	742,914
4,400	American Tower Corporation	321,948
2,340	Ameriprise Financial, Inc.	189,259
3,550	Aon plc	228,442
1,654	Apartment Investment & Management Company	49,686
900	Assurant, Inc.	45,819
1,453	AvalonBay Communities, Inc.	196,024
121,854	Bank of America Corporation	1,567,042
13,101	Bank of New York Mellon Corporation	367,483
7,900	BB&T Corporation	267,652
20,550	Berkshire Hathaway, Inc.[a]	2,299,956
1,400	BlackRock, Inc.	359,590
1,700	Boston Properties, Inc.	179,299
6,565	Capital One Financial Corporation	412,348
3,500	CBRE Group, Inc.[a]	81,760
12,425	Charles Schwab Corporation	263,783
3,000	Chubb Corporation	253,950
1,651	Cincinnati Financial Corporation	75,781
34,438	Citigroup, Inc.	1,651,991
3,400	CME Group, Inc.	258,332
2,200	Comerica, Inc.	87,626
5,595	Discover Financial Services	266,546
3,230	E*TRADE Financial Corporation[a]	40,892
3,600	Equity Residential	209,016
9,816	Fifth Third Bancorp	177,179
1,600	Franklin Resources, Inc.	217,632
5,500	Genworth Financial, Inc.[a]	62,755
4,900	Goldman Sachs Group, Inc.	741,125
5,100	Hartford Financial Services Group, Inc.	157,692
5,100	HCP, Inc.	231,744
3,300	Health Care REIT, Inc.	221,199
8,347	Host Hotels & Resorts, Inc.	140,814
5,300	Hudson City Bancorp, Inc.	48,548
9,416	Huntington Bancshares, Inc.	74,198
800	IntercontinentalExchange, Inc.[a]	142,208
5,000	Invesco, Ltd.	159,000
42,824	J.P. Morgan Chase & Company	2,260,679
10,400	KeyCorp	114,816
4,600	Kimco Realty Corporation	98,578
1,300	Legg Mason, Inc.	40,313
3,300	Leucadia National Corporation	86,526
3,011	Lincoln National Corporation	109,811
3,500	Loews Corporation	155,400
1,400	M&T Bank Corporation[b]	156,450
1,600	Macerich Company	97,552
6,200	Marsh & McLennan Companies, Inc.	247,504
1,200	MasterCard, Inc.	689,400
3,200	McGraw-Hill Companies, Inc.	170,208
12,316	MetLife, Inc.	563,580
2,200	Moody’s Corporation	134,046
15,490	Morgan Stanley	378,421
1,300	NASDAQ OMX Group, Inc.	42,627

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (64.8%)	Value
Financials (11.5%) - continued
2,400	Northern Trust Corporation	$138,960
2,800	NYSE Euronext	115,920
3,900	People’s United Financial, Inc.[b]	58,110
1,900	Plum Creek Timber Company, Inc.	88,673
5,920	PNC Financial Services Group, Inc.	431,686
3,100	Principal Financial Group, Inc.	116,095
6,200	Progressive Corporation	157,604
5,581	Prologis, Inc.	210,515
5,200	Prudential Financial, Inc.	379,756
1,700	Public Storage, Inc.	260,661
15,900	Regions Financial Corporation	151,527
3,553	Simon Property Group, Inc.	561,090
5,100	SLM Corporation	116,586
5,100	State Street Corporation	332,571
6,100	SunTrust Banks, Inc.	192,577
3,000	T. Rowe Price Group, Inc.	219,450
1,100	Torchmark Corporation	71,654
4,225	Travelers Companies, Inc.	337,662
20,921	U.S. Bancorp	756,294
3,058	Unum Group	89,813
3,300	Ventas, Inc.	229,218
5,800	Visa, Inc.	1,059,950
1,970	Vornado Realty Trust	163,215
55,682	Wells Fargo & Company	2,297,996
6,640	Weyerhaeuser Company REIT	189,174
3,300	XL Group plc	100,056
2,100	Zions Bancorporation	60,648

	Total	28,739,729

Health Care (8.2%)
17,700	Abbott Laboratories	617,376
17,900	AbbVie, Inc.	739,986
1,500	Actavis, Inc.[a]	189,330
4,258	Aetna, Inc.	270,553
2,200	Alexion Pharmaceuticals, Inc.[a]	202,928
3,400	Allergan, Inc.	286,416
2,600	AmerisourceBergen Corporation	145,158
8,452	Amgen, Inc.	833,874
6,100	Baxter International, Inc.	422,547
2,200	Becton, Dickinson and Company	217,426
2,730	Biogen Idec, Inc.[a]	587,496
15,250	Boston Scientific Corporation[a]	141,368
18,505	Bristol-Myers Squibb Company	826,989
900	C.R. Bard, Inc.	97,812
3,875	Cardinal Health, Inc.	182,900
2,587	CareFusion Corporation[a]	95,331
4,700	Celgene Corporation[a]	549,477
1,700	Cerner Corporation[a]	163,353
3,300	CIGNA Corporation	239,217
5,300	Covidien plc	333,052
1,000	DaVita HealthCare Partners, Inc.[a]	120,800
1,700	DENTSPLY International, Inc.	69,632
1,300	Edwards Lifesciences Corporation[a]	87,360
11,200	Eli Lilly and Company	550,144
9,177	Express Scripts Holding Company[a]	566,129
2,700	Forest Laboratories, Inc.[a]	110,700
17,200	Gilead Sciences, Inc.[a]	880,812
1,930	Hospira, Inc.[a]	73,938
1,800	Humana, Inc.	151,884
400	Intuitive Surgical, Inc.[a]	202,632
31,706	Johnson & Johnson	2,722,277
1,100	Laboratory Corporation of America Holdings[a]	110,110
1,937	Life Technologies Corporation[a]	143,357
2,580	McKesson Corporation	295,410
11,400	Medtronic, Inc.	586,758
34,127	Merck & Company, Inc.	1,585,199
4,400	Mylan, Inc.[a]	136,532
1,000	Patterson Companies, Inc.	37,600
1,300	PerkinElmer, Inc.	42,250
1,000	Perrigo Company	121,000
75,555	Pfizer, Inc.[b]	2,116,296
1,800	Quest Diagnostics, Inc.	109,134
800	Regeneron Pharmaceuticals, Inc.[a]	179,904
3,180	St. Jude Medical, Inc.	145,103
3,300	Stryker Corporation	213,444
1,212	Tenet Healthcare Corporation[a]	55,873
4,000	Thermo Fisher Scientific, Inc.	338,520
11,500	UnitedHealth Group, Inc.	753,020
1,300	Varian Medical Systems, Inc.[a]	87,685
1,000	Waters Corporation[a]	100,050
3,400	WellPoint, Inc.	278,256
1,990	Zimmer Holdings, Inc.	149,131
5,700	Zoetis, Inc.	176,073

	Total	20,439,602

Industrials (6.6%)
7,100	3M Company	776,385
2,500	ADT Corporation[a]	99,625
1,100	Avery Dennison Corporation	47,036
7,728	Boeing Company	791,656
1,900	C.H. Robinson Worldwide, Inc.	106,989
7,400	Caterpillar, Inc.	610,426
1,200	Cintas Corporation	54,648
11,500	CSX Corporation	266,685
2,000	Cummins, Inc.	216,920
6,500	Danaher Corporation	411,450
4,400	Deere & Company	357,500
2,000	Dover Corporation	155,320
500	Dun & Bradstreet Corporation	48,725
5,349	Eaton Corporation plc	352,018
8,100	Emerson Electric Company	441,774
1,400	Equifax, Inc.	82,502
2,400	Expeditors International of Washington, Inc.	91,224
3,100	Fastenal Company	142,135
3,340	FedEx Corporation	329,257
800	First Solar, Inc.[a]	35,784
1,700	Flowserve Corporation	91,817
1,900	Fluor Corporation	112,689
3,700	General Dynamics Corporation	289,821
117,000	General Electric Company	2,713,230
8,837	Honeywell International, Inc.	701,128
4,700	Illinois Tool Works, Inc.	325,099
3,100	Ingersoll-Rand plc	172,112
1,977	Iron Mountain, Inc.	52,608
1,500	Jacobs Engineering Group, Inc.[a]	82,695
1,200	Joy Global, Inc.	58,236
1,300	Kansas City Southern	137,748

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (64.8%)	Value
Industrials (6.6%) - continued
1,100	L-3 Communications Holdings, Inc.	$94,314
3,100	Lockheed Martin Corporation	336,226
4,100	Masco Corporation	79,909
3,600	Norfolk Southern Corporation	261,540
2,706	Northrop Grumman Corporation	224,057
3,950	PACCAR, Inc.	211,957
1,300	Pall Corporation	86,359
1,750	Parker Hannifin Corporation	166,950
2,399	Pentair, Ltd.	138,398
2,300	Pitney Bowes, Inc.[b]	33,764
1,700	Precision Castparts Corporation	384,217
2,400	Quanta Services, Inc.[a]	63,504
3,700	Raytheon Company	244,644
3,305	Republic Services, Inc.	112,172
1,600	Robert Half International, Inc.	53,168
1,600	Rockwell Automation, Inc.	133,024
1,600	Rockwell Collins, Inc.	101,456
1,100	Roper Industries, Inc.	136,642
600	Ryder System, Inc.	36,474
8,180	Southwest Airlines Company	105,440
1,900	Stanley Black & Decker, Inc.	146,870
1,000	Stericycle, Inc.[a]	110,430
3,100	Textron, Inc.	80,755
5,200	Tyco International, Ltd.	171,340
5,300	Union Pacific Corporation	817,684
8,000	United Parcel Service, Inc.	691,840
9,500	United Technologies Corporation	882,930
700	W.W. Grainger, Inc.	176,526
4,930	Waste Management, Inc.	198,827
2,100	Xylem, Inc.	56,574

	Total	16,493,233

Information Technology (10.9%)
7,300	Accenture plc	525,308
5,600	Adobe Systems, Inc.[a]	255,136
6,800	Advanced Micro Devices, Inc.[a]	27,744
3,863	Agilent Technologies, Inc.	165,182
2,000	Akamai Technologies, Inc.[a]	85,100
3,600	Altera Corporation	118,764
1,800	Amphenol Corporation	140,292
3,500	Analog Devices, Inc.	157,710
10,600	Apple, Inc.[c]	4,198,448
13,500	Applied Materials, Inc.	201,285
2,600	Autodesk, Inc.[a]	88,244
5,500	Automatic Data Processing, Inc.	378,730
1,500	BMC Software, Inc.[a]	67,710
5,850	Broadcom Corporation	197,496
3,775	CA, Inc.	108,078
60,400	Cisco Systems, Inc.	1,468,324
2,100	Citrix Systems, Inc.[a]	126,693
3,400	Cognizant Technology Solutions Corporation[a]	212,874
1,700	Computer Sciences Corporation	74,409
16,600	Corning, Inc.	236,218
16,600	Dell, Inc.	221,610
13,200	eBay, Inc.[a]	682,704
3,400	Electronic Arts, Inc.[a]	78,098
23,724	EMC Corporation	560,361
900	F5 Networks, Inc.[a]	61,920
3,300	Fidelity National Information Services, Inc.	141,372
1,550	Fiserv, Inc.[a]	135,485
1,700	FLIR Systems, Inc.	45,849
1,400	GameStop Corporation	58,842
3,000	Google, Inc.[a]	2,641,110
1,300	Harris Corporation	64,025
21,861	Hewlett-Packard Company	542,153
56,200	Intel Corporation	1,361,164
11,800	International Business Machines Corporation	2,255,098
3,200	Intuit, Inc.	195,296
2,100	Jabil Circuit, Inc.	42,798
2,700	JDS Uniphase Corporation[a]	38,826
5,800	Juniper Networks, Inc.[a]	111,998
1,900	KLA-Tencor Corporation	105,887
1,900	Lam Research Corporation[a]	84,246
2,600	Linear Technology Corporation	95,784
6,200	LSI Corporation[a]	44,268
2,200	Microchip Technology, Inc.	81,950
11,600	Micron Technology, Inc.[a]	166,228
85,000	Microsoft Corporation	2,935,050
1,650	Molex, Inc.	48,411
3,117	Motorola Solutions, Inc.	179,944
4,100	NetApp, Inc.[a]	154,898
6,550	NVIDIA Corporation	91,897
41,559	Oracle Corporation	1,276,692
3,650	Paychex, Inc.[b]	133,298
19,500	QUALCOMM, Inc.	1,191,060
2,200	Red Hat, Inc.[a]	105,204
3,200	SAIC, Inc.	44,576
6,100	Salesforce.com, Inc.[a]	232,898
2,800	SanDisk Corporation[a]	171,080
3,600	Seagate Technology plc	161,388
7,872	Symantec Corporation	176,884
4,700	TE Connectivity, Ltd.	214,038
1,900	Teradata Corporation[a]	95,437
2,200	Teradyne, Inc.[a]	38,654
12,500	Texas Instruments, Inc.	435,875
1,800	Total System Services, Inc.	44,064
1,800	VeriSign, Inc.[a]	80,388
2,500	Western Digital Corporation	155,225
6,362	Western Union Company	108,854
13,883	Xerox Corporation	125,919
2,900	Xilinx, Inc.	114,869
10,800	Yahoo!, Inc.[a]	271,188

	Total	27,238,608

Materials (2.1%)
2,300	Air Products and Chemicals, Inc.	210,611
800	Airgas, Inc.	76,368
12,064	Alcoa, Inc.	94,340
1,281	Allegheny Technologies, Inc.	33,703
1,700	Ball Corporation	70,618
1,200	Bemis Company, Inc.	46,968
700	CF Industries Holdings, Inc.	120,050
1,800	Cliffs Natural Resources, Inc.[b]	29,250
13,677	Dow Chemical Company	439,989
10,419	E.I. du Pont de Nemours and Company	546,997
1,800	Eastman Chemical Company	126,018
3,000	Ecolab, Inc.	255,570
1,600	FMC Corporation	97,696

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (64.8%)	Value
Materials (2.1%) - continued
11,788	Freeport-McMoRan Copper & Gold, Inc.	$325,467
900	International Flavors & Fragrances, Inc.	67,644
5,021	International Paper Company	222,481
4,300	LyondellBasell Industries NV	284,918
1,980	MeadWestvaco Corporation	67,538
6,066	Monsanto Company	599,321
3,200	Mosaic Company	172,192
5,617	Newmont Mining Corporation	168,229
3,600	Nucor Corporation	155,952
1,800	Owens-Illinois, Inc.[a]	50,022
1,600	PPG Industries, Inc.	234,256
3,300	Praxair, Inc.	380,028
2,228	Sealed Air Corporation	53,361
1,400	Sigma-Aldrich Corporation	112,504
1,700	United States Steel Corporation[b]	29,801
1,500	Vulcan Materials Company	72,615

	Total	5,144,507

Telecommunications Services (1.8%)
60,979	AT&T, Inc.	2,158,657
6,894	CenturyLink, Inc.	243,703
3,300	Crown Castle International Corporation[a]	238,887
11,210	Frontier Communications Corporation[b]	45,400
34,169	Sprint Nextel Corporation[a]	239,866
32,370	Verizon Communications, Inc.	1,629,506
6,617	Windstream Corporation[b]	51,017

	Total	4,607,036

Utilities (2.1%)
7,000	AES Corporation	83,930
1,286	AGL Resources, Inc.	55,118
2,800	Ameren Corporation	96,432
5,440	American Electric Power Company, Inc.	243,603
4,824	CenterPoint Energy, Inc.	113,316
3,000	CMS Energy Corporation	81,510
3,300	Consolidated Edison, Inc.	192,423
6,530	Dominion Resources, Inc.	371,034
2,000	DTE Energy Company	134,020
7,894	Duke Energy Corporation	532,845
3,700	Edison International, Inc.	178,192
2,100	Entergy Corporation	146,328
9,685	Exelon Corporation	299,073
4,667	FirstEnergy Corporation	174,266
907	Integrys Energy Group, Inc.	53,087
4,800	NextEra Energy, Inc.	391,104
3,534	NiSource, Inc.	101,214
3,600	Northeast Utilities	151,272
3,700	NRG Energy, Inc.	98,790
2,400	ONEOK, Inc.	99,144
2,800	Pepco Holdings, Inc.	56,448
5,000	PG&E Corporation	228,650
1,300	Pinnacle West Capital Corporation	72,111
6,700	PPL Corporation	202,742
5,700	Public Service Enterprise Group, Inc.	186,162
1,600	SCANA Corporation	78,560
2,587	Sempra Energy	211,513
9,800	Southern Company	432,474
2,300	TECO Energy, Inc.	39,537
2,600	Wisconsin Energy Corporation	106,574
5,610	Xcel Energy, Inc.	158,987

	Total	5,370,459

	Total Common Stock (cost $109,453,966)	162,125,392

Principal Amount	Long-Term Fixed Income (35.2%)
Asset-Backed Securities (1.2%)
	Countrywide Home Loans, Inc.
258,696	6.085%, 6/25/2021[d]	227,358
	Credit Based Asset Servicing and Securitization, LLC
280,789	4.078%, 12/25/2036	183,917
	First Horizon ABS Trust
312,061	0.323%, 10/25/2026[d,e]	284,191
598,797	0.353%, 10/25/2034[d,e]	455,657
	GMAC Mortgage Corporation Loan Trust
955,723	0.373%, 8/25/2035[d,e]	776,417
582,412	0.373%, 12/25/2036[d,e]	488,633
	IndyMac Seconds Asset-Backed Trust
362,980	0.363%, 10/25/2036[d,e]	81,768
	Wachovia Asset Securitization, Inc.
734,029	0.333%, 7/25/2037[d,e,f]	612,304

	Total	3,110,245

Basic Materials (0.2%)
	Freeport-McMoRan Copper & Gold, Inc.
100,000	3.550%, 3/1/2022	90,836
	Georgia-Pacific, LLC
175,000	3.734%, 7/15/2023[g]	170,214
	Xstrata Finance Canada, Ltd.
100,000	1.800%, 10/23/2015[g]	100,031
175,000	2.450%, 10/25/2017[g]	169,712

	Total	530,793

Capital Goods (0.3%)
	Eaton Corporation
150,000	2.750%, 11/2/2022[g]	140,328
	John Deere Capital Corporation
175,000	1.700%, 1/15/2020	165,509
	Precision Castparts Corporation
150,000	1.250%, 1/15/2018	145,831
	Roper Industries, Inc.
150,000	1.850%, 11/15/2017	147,623
	United Technologies Corporation
225,000	6.050%, 6/1/2036	272,448

	Total	871,739

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (35.2%)	Value
Collateralized Mortgage Obligations (<0.1%)
	Bear Stearns Mortgage Funding Trust
$140,122	0.473%, 8/25/2036[e]	$71,202

	Total	71,202

Commercial Mortgage-Backed Securities (2.3%)
	Banc of America Commercial Mortgage, Inc.
600,000	5.857%, 6/10/2049	671,849
	Bear Stearns Commercial Mortgage Securities, Inc.
98,931	0.343%, 3/15/2022[e,g]	98,903
	Commercial Mortgage Pass- Through Certificates
1,466,655	0.323%, 12/15/2020[e,g]	1,433,674
750,000	5.306%, 12/10/2046	827,416
	Credit Suisse Mortgage Capital Certificates
788,460	0.363%, 10/15/2021[e,g]	775,211
672,870	5.467%, 9/15/2039	741,276
	GE Capital Commercial Mortgage Corporation
6,283	4.641%, 3/10/2040	6,288
	GS Mortgage Securities Corporation II
1,000,000	1.260%, 3/6/2020[e,g]	1,002,519
	Morgan Stanley Capital I
225,000	3.224%, 7/15/2049	235,850

	Total	5,792,986

Communications Services (0.4%)
	AT&T, Inc.
175,000	1.400%, 12/1/2017	170,134
	British Sky Broadcasting Group plc
100,000	3.125%, 11/26/2022[g]	93,511
	Cox Communications, Inc.
100,000	3.250%, 12/15/2022[g]	94,083
115,000	6.450%, 12/1/2036[g]	129,001
	Crown Castle Towers, LLC
250,000	4.174%, 8/15/2017[g]	264,215
	NBC Universal Enterprise, Inc.
125,000	1.662%, 4/15/2018[g]	121,667

	Total	872,611

Consumer Cyclical (0.6%)
	Amazon.com, Inc.
125,000	1.200%, 11/29/2017	120,892
	California Institute of Technology
175,000	4.700%, 11/1/2111	161,769
	Dartmouth College
125,000	3.760%, 6/1/2043	112,780
	Ford Motor Credit Company, LLC
100,000	4.207%, 4/15/2016	104,465
150,000	3.000%, 6/12/2017	150,316
	Home Depot, Inc.
125,000	2.700%, 4/1/2023	118,507
	President and Fellows of Harvard College
275,000	3.619%, 10/1/2037	249,399
	The Board of Trustees of The Leland Stanford Junior University
275,000	3.563%, 6/1/2044	245,382
	Wal-Mart Stores, Inc.
150,000	7.550%, 2/15/2030	205,770

	Total	1,469,280

Consumer Non-Cyclical (0.8%)
	AbbVie, Inc.
150,000	1.750%, 11/6/2017[g]	146,958
	Allergan, Inc.
175,000	1.350%, 3/15/2018	170,516
	Anheuser-Busch InBev Worldwide, Inc.
150,000	1.375%, 7/15/2017	147,630
	Cargill, Inc.
175,000	4.100%, 11/1/2042[g]	155,894
	Colgate-Palmolive Company
250,000	1.250%, 5/1/2014	251,687
	Dr Pepper Snapple Group, Inc.
125,000	2.700%, 11/15/2022	116,041
	Fomento Economico Mexicano SAB de CV
150,000	2.875%, 5/10/2023	135,813
	Heineken NV
25,000	1.400%, 10/1/2017[g]	24,290
125,000	2.750%, 4/1/2023[g]	114,600
	McKesson Corporation
125,000	2.700%, 12/15/2022	116,549
	Medtronic, Inc.
125,000	1.375%, 4/1/2018	121,520
	Mylan, Inc.
125,000	3.125%, 1/15/2023[g]	114,270
	Sanofi
125,000	1.250%, 4/10/2018	121,073
	Wyeth, LLC
150,000	6.000%, 2/15/2036	179,630

	Total	1,916,471

Energy (0.5%)
	Chevron Corporation
75,000	2.427%, 6/24/2020	74,572
150,000	3.191%, 6/24/2023	149,273
	Energy Transfer Partners, LP
300,000	6.700%, 7/1/2018	352,305
	EOG Resources, Inc.
125,000	2.625%, 3/15/2023	116,968
	Marathon Oil Corporation
175,000	2.800%, 11/1/2022	161,903
	Petro-Canada
200,000	6.800%, 5/15/2038	231,776
	Phillips 66
175,000	1.950%, 3/5/2015	177,714
	Rowan Companies, Inc.
100,000	4.875%, 6/1/2022	103,186

	Total	1,367,697

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (35.2%)	Value
Financials (3.1%)
	American Tower Trust I
$125,000	1.551%, 3/15/2018[g]	$122,835
	Australia and New Zealand Banking Group, Ltd.
150,000	1.000%, 10/6/2015[g]	150,510
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
100,000	4.125%, 11/9/2022[g]	93,750
	Bank of America Corporation
125,000	1.500%, 10/9/2015	124,716
75,000	5.875%, 2/7/2042	83,851
	Barclays Bank plc
200,000	5.000%, 9/22/2016	220,956
	Berkshire Hathaway Finance Corporation
150,000	1.600%, 5/15/2017	149,369
	Boston Properties, LP
150,000	3.125%, 9/1/2023	138,555
	Camden Property Trust
50,000	2.950%, 12/15/2022	45,428
	Chubb Corporation
150,000	6.500%, 5/15/2038	188,901
	Citigroup, Inc.
82,000	1.214%, 4/1/2014[e]	82,335
125,000	4.050%, 7/30/2022	120,138
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
100,000	4.750%, 1/15/2020[g]	108,356
	Credit Suisse AG Guernsey
350,000	1.625%, 3/6/2015[g]	355,075
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[g]	194,180
	Duke Realty, LP
125,000	3.875%, 10/15/2022	118,406
	General Electric Capital Corporation
225,000	5.875%, 1/14/2038	247,670
	Goldman Sachs Group, Inc.
200,000	2.375%, 1/22/2018	196,366
	HCP, Inc.
175,000	3.750%, 2/1/2016	184,262
	Health Care REIT, Inc.
300,000	6.125%, 4/15/2020	340,801
	HSBC Holdings plc
200,000	6.800%, 6/1/2038	230,032
	ING Bank NV
200,000	2.625%, 12/5/2022[g]	187,560
	J.P. Morgan Chase & Company
175,000	2.000%, 8/15/2017	173,678
100,000	1.176%, 1/25/2018[e]	99,780
	Liberty Mutual Group, Inc.
75,000	4.950%, 5/1/2022[g]	77,001
	Macquarie Bank, Ltd.
100,000	5.000%, 2/22/2017[g]	107,149
	MassMutual Global Funding II
150,000	2.000%, 4/5/2017[g]	150,308
	Morgan Stanley
75,000	4.100%, 5/22/2023	69,294
	National Australia Bank, Ltd.
175,000	2.000%, 6/20/2017[g]	177,450
	Nordea Bank AB
175,000	3.125%, 3/20/2017[g]	180,089
	Northern Trust Corporation
250,000	3.450%, 11/4/2020	257,381
	PNC Financial Services Group, Inc.
175,000	2.854%, 11/9/2022	159,634
	Preferred Term Securities XXIII, Ltd.
903,583	0.473%, 12/22/2036[e,f]	680,019
	Principal Life Global Funding II
150,000	1.000%, 12/11/2015[g]	150,028
	Prudential Covered Trust
135,000	2.997%, 9/30/2015[g]	139,309
	Realty Income Corporation
125,000	2.000%, 1/31/2018	121,294
	Skandinaviska Enskilda Banken AB
200,000	1.750%, 3/19/2018[g]	194,500
	Svenska Handelsbanken AB
250,000	1.625%, 3/21/2018	243,452
	Swedbank AB
200,000	1.750%, 3/12/2018[g]	194,320
	Swedbank Hypotek AB
200,000	1.375%, 3/28/2018[b,g]	193,320
	UBS AG/London
250,000	1.875%, 1/23/2015[g]	254,450
	UnitedHealth Group, Inc.
175,000	1.400%, 10/15/2017	171,822
	Ventas Realty, LP
125,000	2.700%, 4/1/2020	118,193
75,000	4.250%, 3/1/2022	75,643
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[h,i]	0
	Wells Fargo & Company
75,000	3.450%, 2/13/2023	71,628

	Total	7,743,794

Foreign Government (1.3%)
	Bank Nederlandse Gemeenten NV
300,000	4.375%, 2/16/2021[g]	332,610
	Chile Government International Bond
150,000	3.875%, 8/5/2020	157,500
	Kommunalbanken AS
235,000	1.000%, 9/26/2017[g]	229,203
	Kommuninvest I Sverige AB
175,000	1.000%, 10/24/2017[g]	170,888
	Province of Manitoba
325,000	1.300%, 4/3/2017	326,625
	Province of New Brunswick
250,000	2.750%, 6/15/2018	259,997
	Province of Newfoundland
500,000	8.650%, 10/22/2022	694,301
	Province of Quebec
600,000	4.875%, 5/5/2014	622,560
	Sweden Government International Bond
175,000	0.375%, 12/22/2015[g]	173,810

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (35.2%)	Value
Foreign Government (1.3%) - continued
$150,000	0.375%, 3/29/2016[g]	$148,665

	Total	3,116,159

Mortgage-Backed Securities (9.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,205	6.000%, 2/1/2014	1,232
3,600	5.500%, 4/1/2014	3,815
2,560	6.000%, 4/1/2014	2,576
544	6.000%, 4/1/2014	556
4,110	6.500%, 6/1/2014	4,212
3,415	7.500%, 9/1/2014	3,529
186,790	5.500%, 12/1/2017	199,537
2,600,000	2.500%, 7/1/2028[j]	2,613,000
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
13,427	6.500%, 4/1/2024	15,192
21,390	9.000%, 11/1/2024	25,206
1,109	9.000%, 4/1/2025	1,319
1,273	7.000%, 9/1/2025	1,475
1,153	8.500%, 9/1/2025	1,356
668	6.500%, 5/1/2026	764
4,287	6.000%, 7/1/2026	4,707
1,131	7.500%, 7/1/2026	1,296
1,550	7.500%, 1/1/2027	1,776
1,732	6.500%, 2/1/2027	1,986
4,203	7.000%, 2/1/2027	4,900
16,830	8.000%, 3/1/2027	19,540
2,625	7.500%, 4/1/2027	3,013
6,964	8.000%, 6/1/2027	8,095
1,437	8.500%, 7/1/2027	1,694
2,908	7.000%, 9/1/2027	3,390
5,508	8.000%, 10/1/2027	6,402
4,211	7.500%, 11/1/2027	4,834
3,006	7.500%, 12/1/2027	3,451
11,700	6.500%, 6/1/2028	13,441
10,047	7.000%, 10/1/2028	11,746
55,382	6.500%, 11/1/2028	63,624
21,574	6.000%, 3/1/2029	23,936
10,693	6.500%, 4/1/2029	12,260
19,598	6.000%, 5/1/2029	21,743
25,536	7.000%, 5/1/2029	29,773
8,195	6.500%, 7/1/2029	9,396
6,417	6.500%, 8/1/2029	7,357
4,130	7.000%, 9/1/2029	4,815
5,655	7.000%, 10/1/2029	6,594
6,297	7.500%, 11/1/2029	7,252
8,235	7.000%, 1/1/2030	9,577
13,785	7.500%, 1/1/2030	15,899
4,171	8.000%, 8/1/2030	4,866
13,221	6.000%, 3/1/2031	14,746
43,596	6.000%, 6/1/2031	48,624
43,419	6.000%, 1/1/2032	48,426
1,325,000	3.000%, 7/1/2043[j]	1,291,461
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
1,102	6.000%, 11/1/2013	1,108
5,263	5.500%, 12/1/2013	5,550
2,547	6.000%, 12/1/2013	2,552
326	7.500%, 4/1/2015	344
3,700,000	2.500%, 7/1/2028[j]	3,721,390
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,423	10.500%, 8/1/2020	2,755
4,767	9.500%, 4/1/2025	5,713
1,313	8.500%, 11/1/2025	1,542
4,099	6.500%, 2/1/2026	4,685
1,934	7.000%, 3/1/2026	2,246
2,209	6.500%, 4/1/2026	2,526
1,375	8.500%, 5/1/2026	1,615
1,541	7.500%, 7/1/2026	1,764
7,058	7.500%, 8/1/2026	8,079
1,341	8.000%, 8/1/2026	1,555
5,104	7.000%, 11/1/2026	5,928
1,351	8.000%, 11/1/2026	1,566
572	7.500%, 12/1/2026	654
1,759	7.000%, 3/1/2027	2,043
969	7.500%, 5/1/2027	1,111
5,519	6.500%, 7/1/2027	6,325
975	7.500%, 8/1/2027	1,118
20,266	8.000%, 9/1/2027	23,526
2,973	7.000%, 10/1/2027	3,463
3,626	8.000%, 12/1/2027	4,209
9,556	6.500%, 2/1/2028	10,951
2,420	7.000%, 2/1/2028	2,819
44,677	6.500%, 7/1/2028	51,286
23,357	7.000%, 8/1/2028	27,276
24,090	6.500%, 11/1/2028	27,653
4,064	6.500%, 11/1/2028	4,665
930	7.000%, 11/1/2028	1,086
9,052	6.000%, 12/1/2028	10,066
15,329	7.000%, 12/1/2028	17,901
14,026	6.000%, 3/1/2029	15,598
13,857	6.500%, 6/1/2029	15,927
18,938	6.000%, 7/1/2029	21,061
1,888	6.500%, 7/1/2029	2,170
27,947	7.500%, 8/1/2029	32,133
19,947	7.000%, 11/1/2029	23,300
8,190	7.000%, 11/1/2029	9,567
8,281	8.500%, 4/1/2030	9,765
8,027	7.500%, 8/1/2030	9,242
43,926	6.500%, 7/1/2031	50,530
15,302	6.500%, 10/1/2031	17,603
20,237	6.500%, 12/1/2031	23,280
27,758	6.500%, 5/1/2032	31,952
127,844	6.500%, 7/1/2032	147,162
1,500,000	3.000%, 7/1/2043[j]	1,465,547
6,125,000	3.500%, 7/1/2043[j]	6,217,832
5,350,000	4.000%, 7/1/2043[j]	5,573,404
	Government National Mortgage Association 15-Yr. Pass Through
3,784	6.000%, 7/15/2014	3,891
	Government National Mortgage Association 30-Yr. Pass Through
2,877	9.500%, 1/15/2025	3,416

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (35.2%)	Value
Mortgage-Backed Securities (9.1%) - continued
$9,201	7.000%, 1/15/2026	$10,704
9,278	7.000%, 1/15/2026	10,793
4,320	7.000%, 4/15/2026	5,026
8,265	6.000%, 5/15/2026	9,200
8,776	7.000%, 6/15/2026	10,209
6,230	8.500%, 6/15/2026	7,266
2,206	8.500%, 7/15/2026	2,572
8,533	8.000%, 9/15/2026	9,828
3,210	7.500%, 10/15/2026	3,654
1,445	8.000%, 11/15/2026	1,664
525	8.500%, 11/15/2026	612
1,597	9.000%, 12/15/2026	1,877
11,905	7.500%, 4/15/2027	13,575
4,213	8.000%, 6/20/2027	4,855
367	8.000%, 8/15/2027	424
26,677	6.500%, 10/15/2027	30,619
12,140	7.000%, 10/15/2027	14,164
1,032	7.000%, 11/15/2027	1,204
21,143	7.000%, 11/15/2027	24,668
52,698	7.000%, 7/15/2028	61,654
15,118	7.500%, 7/15/2028	17,265
24,076	6.500%, 9/15/2028	27,682
31,752	6.000%, 12/15/2028	35,768
19,553	6.500%, 1/15/2029	22,522
114,403	6.500%, 3/15/2029	131,774
19,842	6.500%, 4/15/2029	22,855
11,354	7.000%, 4/15/2029	13,281
39,718	6.000%, 6/15/2029	44,671
28,760	7.000%, 6/15/2029	33,640
10,050	8.000%, 5/15/2030	11,631
24,190	7.000%, 9/15/2031	28,261
27,045	6.500%, 2/15/2032	31,275

	Total	22,870,032

Technology (0.2%)
	Apple, Inc.
200,000	2.400%, 5/3/2023	185,493
	Motorola Solutions, Inc.
125,000	3.500%, 3/1/2023	117,836
	Oracle Corporation
175,000	1.200%, 10/15/2017	169,964

	Total	473,293

Transportation (0.2%)
	Canadian Pacific Railway Company
150,000	7.125%, 10/15/2031	185,477
	Continental Airlines, Inc.
175,000	4.150%, 4/11/2024	171,500
	Delta Air Lines, Inc.
123,197	4.950%, 5/23/2019	130,897

	Total	487,874

U.S. Government and Agencies (13.9%)
	Federal Home Loan Mortgage Corporation
175,000	1.250%, 10/2/2019	165,798
	Federal National Mortgage Association
1,000,000	0.875%, 5/21/2018	966,462
1,500,000	5.625%, 4/17/2028	1,800,675
	Resolution Funding Corporation
1,000,000	8.625%, 1/15/2021	1,415,862
	Tennessee Valley Authority
150,000	5.250%, 9/15/2039	168,769
	U.S. Treasury Bonds
3,000,000	3.000%, 5/15/2042	2,734,686
	U.S. Treasury Notes
2,000,000	0.750%, 6/15/2014	2,010,546
3,500,000	2.375%, 8/31/2014	3,587,773
2,650,000	0.250%, 10/31/2014	2,651,036
500,000	0.250%, 11/30/2014	500,117
500,000	0.250%, 3/31/2015	499,453
8,050,000	0.375%, 2/15/2016	8,014,153
1,000,000	2.625%, 2/29/2016	1,054,766
1,150,000	1.000%, 10/31/2016	1,156,829
750,000	3.000%, 2/28/2017	805,781
1,250,000	0.625%, 5/31/2017	1,230,078
150,000	0.875%, 1/31/2018	147,328
400,000	0.750%, 2/28/2018	390,219
1,000,000	2.375%, 6/30/2018	1,048,125
3,830,000	1.375%, 1/31/2020	3,723,480
500,000	1.625%, 8/15/2022	469,102
200,000	1.750%, 5/15/2023	187,312

	Total	34,728,350

Utilities (1.1%)
	American Electric Power Company, Inc.
150,000	1.650%, 12/15/2017	145,819
	Commonwealth Edison Company
225,000	5.900%, 3/15/2036	264,616
	DCP Midstream Operating, LP
150,000	3.875%, 3/15/2023	140,683
	Duke Energy Carolinas, LLC
175,000	4.000%, 9/30/2042	158,540
	El Paso Pipeline Partners Operating Company, LLC
175,000	4.700%, 11/1/2042	155,018
	Entergy Arkansas, Inc.
125,000	3.050%, 6/1/2023	119,226
	Kansas City Power & Light Company
150,000	3.150%, 3/15/2023	142,401
	Kinder Morgan Energy Partners, LP
150,000	5.300%, 9/15/2020	166,559
	NiSource Finance Corporation
150,000	3.850%, 2/15/2023	145,550
	NSTAR Electric Company
175,000	2.375%, 10/15/2022	161,370
	ONEOK Partners, LP
225,000	6.650%, 10/1/2036	249,925
	PPL Capital Funding, Inc.
175,000	3.500%, 12/1/2022	167,417
	Public Service Company of Colorado
150,000	3.600%, 9/15/2042	129,552

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (35.2%)	Value
Utilities (1.1%) - continued
	Sempra Energy
$175,000	2.300%, 4/1/2017	$177,245
	Southern California Edison Company
225,000	5.000%, 1/15/2014	230,414
	Southern California Gas Company
175,000	3.750%, 9/15/2042	157,536

	Total	2,711,871

	Total Long-Term Fixed Income (cost $89,064,923)	88,134,397

Shares	Collateral Held for Securities Loaned (0.9%)
2,279,845	Thrivent Cash Management Trust	2,279,845

	Total Collateral Held for Securities Loaned (cost $2,279,845)	2,279,845

Shares or Principal Amount	Short-Term Investments (8.2%)
	Federal Home Loan Bank Discount Notes
100,000	0.093%, 11/22/2013[c,k]	99,962
	Thrivent Cash Management Trust
20,458,879	0.080%	20,458,879

	Total Short-Term Investments (at amortized cost)	20,558,841

	Total Investments (cost $221,357,575) 109.1%	$273,098,475

	Other Assets and Liabilities, Net (9.1%)	(22,819,201)

	Total Net Assets 100.0%	$250,279,274

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At June 28, 2013, $496,042 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Portfolio owned as of June 28, 2013.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$903,583
Wachovia Asset Securitization, Inc.	3/16/2007	$734,029

g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $9,234,447 or 3.7% of total net assets.
h	Defaulted security. Interest is not being accrued.
i	Security is fair valued.
j	Denotes investments purchased on a when-issued or delayed delivery basis.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

REIT -	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$66,514,328
Gross unrealized depreciation	(20,933,441)

Net unrealized appreciation (depreciation)	$45,580,887
Cost for federal income tax purposes	$227,517,588

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Balanced Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	20,038,939	20,038,939	—	—
Consumer Staples	16,996,530	16,996,530	—	—
Energy	17,056,749	17,056,749	—	—
Financials	28,739,729	28,739,729	—	—
Health Care	20,439,602	20,439,602	—	—
Industrials	16,493,233	16,493,233	—	—
Information Technology	27,238,608	27,238,608	—	—
Materials	5,144,507	5,144,507	—	—
Telecommunications Services	4,607,036	4,607,036	—	—
Utilities	5,370,459	5,370,459	—	—
Long-Term Fixed Income
Asset-Backed Securities	3,110,245	—	3,110,245	—
Basic Materials	530,793	—	530,793	—
Capital Goods	871,739	—	871,739	—
Collateralized Mortgage Obligations	71,202	—	71,202	—
Commercial Mortgage-Backed Securities	5,792,986	—	5,792,986	—
Communications Services	872,611	—	872,611	—
Consumer Cyclical	1,469,280	—	1,469,280	—
Consumer Non-Cyclical	1,916,471	—	1,916,471	—
Energy	1,367,697	—	1,367,697	—
Financials^	7,743,794	—	7,063,775	680,019
Foreign Government	3,116,159	—	3,116,159	—
Mortgage-Backed Securities	22,870,032	—	22,870,032	—
Technology	473,293	—	473,293	—
Transportation	487,874	—	487,874	—
U.S. Government and Agencies	34,728,350	—	34,728,350	—
Utilities	2,711,871	—	2,711,871	—
Collateral Held for Securities Loaned	2,279,845	2,279,845	—	—
Short-Term Investments	20,558,841	20,458,879	99,962	—

Total	$273,098,475	$184,864,116	$87,554,340	$680,019

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	38,211	38,211	—	—

Total Liability Derivatives	$38,211	$38,211	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	9	September 2013	$3,636,636	$3,598,425	($38,211)
Total Futures Contracts					($38,211)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Balanced Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	38,211
Total Equity Contracts		38,211

Total Liability Derivatives		$38,211

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Balanced Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	620,851
Total Equity Contracts		620,851

Total		$620,851

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Balanced Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	20,371
Total Equity Contracts		20,371

Total		$20,371

The following table presents Balanced Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Equity Contracts	$4,685,209	1.9%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$1,012,103	$5,837,363	$4,569,621	2,279,845	$2,279,845	$2,472
Cash Management Trust- Short Term Investment	20,676,563	24,043,656	24,261,340	20,458,879	20,458,879	8,756
Total Value and Income Earned	21,688,666				22,738,724	11,228

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (3.3%)[a]	Value
Communications Services (1.3%)
	Clear Channel Communications, Inc., Term Loan
$5,609,036	3.845%, 1/29/2016[b,c]	$5,114,767
4,745,964	6.945%, 1/30/2019	4,316,170
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,643,375	9.000%, 3/22/2019	2,596,455

	Total	12,027,392

Consumer Non-Cyclical (1.2%)
	Albertson’s, Inc., Term Loan
2,992,500	4.750%, 3/21/2019	2,970,056
	DJO Finance, LLC, Term Loan
3,299,576	3.750%, 9/15/2017[b,c]	3,315,381
	HCA, Inc., Term Loan
4,729,546	2.945%, 5/1/2018	4,705,142

	Total	10,990,579

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
2,650,000	6.500%, 2/28/2019	2,612,450

	Total	2,612,450

Technology (0.5%)
	First Data Corporation Extended, Term Loan
4,280,676	4.193%, 3/23/2018	4,168,308

	Total	4,168,308

	Total Bank Loans (cost $29,595,480)	29,798,729

	Long-Term Fixed Income (91.9%)
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
2,458,812	5.746%, 5/25/2036	1,821,908
1,800,000	6.011%, 5/25/2036	1,291,687

	Total	3,113,595

Basic Materials (7.5%)
	APERAM
2,645,000	7.750%, 4/1/2018[d]	2,512,750
	Bluescope Steel, Ltd.
1,590,000	7.125%, 5/1/2018[d]	1,613,850
	CONSOL Energy, Inc.
1,900,000	8.000%, 4/1/2017	1,999,750
2,770,000	8.250%, 4/1/2020	2,901,575
	FMG Resources Pty. Ltd.
2,630,000	7.000%, 11/1/2015[d,e]	2,656,300
1,590,000	6.000%, 4/1/2017[d,e]	1,546,275
3,700,000	6.875%, 2/1/2018[d,e]	3,653,750
4,390,000	8.250%, 11/1/2019[d,e]	4,521,700
	Graphic Packaging International, Inc.
1,600,000	7.875%, 10/1/2018	1,728,000
790,000	4.750%, 4/15/2021	764,325
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
4,270,000	8.875%, 2/1/2018[e]	4,355,400
2,100,000	9.000%, 11/15/2020[e]	2,005,500
	INEOS Group Holdings SA
1,590,000	6.125%, 8/15/2018[d]	1,518,450
	Inmet Mining Corporation
3,800,000	8.750%, 6/1/2020[d]	3,885,500
	Magnetation, LLC
2,640,000	11.000%, 5/15/2018[d]	2,587,200
	Midwest Vanadium Pty. Ltd.
3,430,000	11.500%, 2/15/2018[f]	2,503,900
	NOVA Chemicals Corporation
5,610,000	8.625%, 11/1/2019	6,149,962
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	4,236,375
	Resolute Forest Products, Inc.
3,170,000	5.875%, 5/15/2023[d]	2,829,225
	Ryerson, Inc.
2,100,000	9.000%, 10/15/2017[d]	2,131,500
	Sappi Papier Holding GmbH
2,645,000	8.375%, 6/15/2019[d]	2,790,475
	Severstal Columbus, LLC
3,600,000	10.250%, 2/15/2018	3,730,500
	Tembec Industries, Inc.
3,180,000	11.250%, 12/15/2018	3,434,400
	US Coatings Acquisition, Inc./Flash Dutch 2 BV
1,580,000	7.375%, 5/1/2021[d,e]	1,611,600

	Total	67,668,262

Capital Goods (8.2%)
	BE Aerospace, Inc.
3,720,000	6.875%, 10/1/2020	4,017,600
	Case New Holland, Inc.
2,550,000	7.875%, 12/1/2017	2,887,875
	Cemex Finance, LLC
2,630,000	9.375%, 10/12/2017[d]	2,866,700
	Cemex SAB de CV
2,630,000	9.000%, 1/11/2018[d]	2,761,500
	CNH Capital, LLC
1,500,000	3.875%, 11/1/2015	1,507,500
2,650,000	3.625%, 4/15/2018[d]	2,524,125
	Coleman Cable, Inc.
2,420,000	9.000%, 2/15/2018	2,565,200
	EnergySolutions, Inc.
2,650,000	10.750%, 8/15/2018	2,855,375
	Liberty Tire Recycling
2,130,000	11.000%, 10/1/2016[f]	2,130,000
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020	5,155,700
	Milacron, LLC
2,640,000	7.750%, 2/15/2021[d]	2,633,400
	Nortek, Inc.
3,160,000	10.000%, 12/1/2018	3,428,600
1,000,000	8.500%, 4/15/2021[d]	1,060,000
3,140,000	8.500%, 4/15/2021	3,359,800
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	3,973,150

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Capital Goods (8.2%) - continued
	RBS Global, Inc.
$4,520,000	8.500%, 5/1/2018	$4,802,500
	Reynolds Group Issuer, Inc.
1,580,000	9.000%, 4/15/2019	1,631,350
2,660,000	9.875%, 8/15/2019	2,846,200
2,100,000	5.750%, 10/15/2020	2,115,750
2,630,000	8.250%, 2/15/2021	2,603,700
	RSC Equipment Rental, Inc.
3,120,000	8.250%, 2/1/2021	3,416,400
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	3,930,300
	Tekni-Plex, Inc.
2,960,000	9.750%, 6/1/2019[d]	3,145,000
	United Rentals North America, Inc.
1,070,000	7.375%, 5/15/2020	1,142,225
	UR Financing Escrow Corporation
4,250,000	7.625%, 4/15/2022	4,600,625

	Total	73,960,575

Communications Services (16.3%)
	Altice Finco SA
1,050,000	9.875%, 12/15/2020[d]	1,123,500
	AMC Networks, Inc.
5,310,000	7.750%, 7/15/2021	5,801,175
	CCO Holdings, LLC
4,250,000	7.250%, 10/30/2017	4,510,312
2,110,000	7.000%, 1/15/2019	2,236,600
800,000	7.375%, 6/1/2020	870,000
	CenturyLink, Inc.
1,210,000	5.625%, 4/1/2020	1,222,100
	Cequel Communications Escrow 1, LLC
3,500,000	6.375%, 9/15/2020[d]	3,561,250
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022[d]	5,150,000
	Crown Castle International Corporation
5,000,000	5.250%, 1/15/2023	4,800,000
	Digicel, Ltd.
4,210,000	8.250%, 9/1/2017[d]	4,378,400
1,680,000	7.000%, 2/15/2020[d]	1,696,800
5,290,000	6.000%, 4/15/2021[d,e]	4,999,050
	DISH DBS Corporation
2,645,000	5.125%, 5/1/2020[d]	2,592,100
	Eileme 2 AB
4,260,000	11.625%, 1/31/2020[d]	4,813,800
	Frontier Communications Corporation
3,190,000	8.250%, 4/15/2017	3,588,750
	Hughes Satellite Systems Corporation
4,850,000	6.500%, 6/15/2019	5,141,000
	Intelsat Jackson Holdings SA
7,970,000	7.250%, 10/15/2020	8,368,500
1,580,000	6.625%, 12/15/2022[d]	1,532,600
	Intelsat Luxembourg SA
3,710,000	7.750%, 6/1/2021[d]	3,747,100
	Level 3 Financing, Inc.
4,230,000	8.625%, 7/15/2020	4,504,950
	McGraw-Hill Global Education Holdings, LLC
5,295,000	9.750%, 4/1/2021[d]	5,414,138
	MDC Partners, Inc.
2,650,000	6.750%, 4/1/2020[d]	2,643,375
	NII International Telecom Sarl
2,640,000	7.875%, 8/15/2019[d]	2,501,400
4,225,000	11.375%, 8/15/2019[d]	4,520,750
	Satmex Escrow SA de CV
5,230,000	9.500%, 5/15/2017	5,530,725
	Sprint Nextel Corporation
8,680,000	9.000%, 11/15/2018[d]	10,155,600
2,870,000	7.000%, 3/1/2020[d]	3,099,600
4,000,000	6.000%, 11/15/2022	3,920,000
	Unitymedia Hessen GmbH & Company KG
5,100,000	5.500%, 1/15/2023[d]	4,819,500
	Univision Communications, Inc.
3,000,000	6.750%, 9/15/2022[d]	3,150,000
	UPC Holding BV
4,500,000	9.875%, 4/15/2018[d]	4,882,500
	UPCB Finance V, Ltd.
1,600,000	7.250%, 11/15/2021[d]	1,692,000
	Virgin Media Finance plc
1,196,000	8.375%, 10/15/2019	1,297,660
	WideOpenWest Finance, LLC
5,120,000	10.250%, 7/15/2019[d]	5,440,000
	Wind Acquisition Finance SA
5,260,000	11.750%, 7/15/2017[d]	5,470,400
	XM Satellite Radio, Inc.
3,680,000	7.625%, 11/1/2018[d]	4,011,200
	Zayo Group, LLC
3,425,000	8.125%, 1/1/2020	3,716,125

	Total	146,902,960

Consumer Cyclical (14.2%)
	Algeco Scotsman Global Finance plc
3,680,000	8.500%, 10/15/2018[d,e]	3,661,600
	Beazer Homes USA, Inc.
1,050,000	9.125%, 6/15/2018	1,092,000
3,530,000	9.125%, 5/15/2019	3,697,675
	Brookfield Residential Properties, Inc.
2,630,000	6.500%, 12/15/2020[d]	2,649,725
2,110,000	6.125%, 7/1/2022[d]	2,070,438
	Burlington Coat Factory Warehouse Corporation
3,650,000	10.000%, 2/15/2019	4,033,250
	Choice Hotels International, Inc.
4,475,000	5.750%, 7/1/2022	4,743,500
	Chrysler Group, LLC
2,770,000	8.000%, 6/15/2019[e]	3,022,763
2,600,000	8.250%, 6/15/2021[e]	2,869,750
	Cinemark USA, Inc.
2,475,000	4.875%, 6/1/2023[d,e]	2,376,000
	CST Brands, Inc.
2,110,000	5.000%, 5/1/2023[d]	2,057,250
	DineEquity, Inc.
4,200,000	9.500%, 10/30/2018[e]	4,662,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Consumer Cyclical (14.2%) - continued
	Eldorado Resorts, LLC
$4,820,000	8.625%, 6/15/2019[f]	$4,639,250
	General Motors Financial Company, Inc.
2,900,000	4.750%, 8/15/2017[d]	2,972,500
2,220,000	3.250%, 5/15/2018[d]	2,158,950
1,310,000	6.750%, 6/1/2018	1,424,625
	Jaguar Land Rover Automotive plc
1,050,000	5.625%, 2/1/2023[d,e]	1,018,500
	KB Home
1,070,000	7.250%, 6/15/2018	1,134,200
2,000,000	8.000%, 3/15/2020[e]	2,220,000
1,580,000	7.500%, 9/15/2022	1,694,550
	Lear Corporation
1,760,000	7.875%, 3/15/2018	1,878,800
1,760,000	8.125%, 3/15/2020	1,927,200
1,110,000	4.750%, 1/15/2023[d]	1,054,500
	Limited Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,705,412
1,860,000	5.625%, 2/15/2022	1,887,900
	LKQ Corporation
2,910,000	4.750%, 5/15/2023[d]	2,779,050
	MCE Finance, Ltd.
2,370,000	5.000%, 2/15/2021[d]	2,221,875
	MGM Resorts International
5,365,000	10.000%, 11/1/2016	6,290,463
	New Cotai, LLC
3,705,000	10.625%, 5/1/2019[f]	3,630,900
	Realogy Group, LLC
1,590,000	3.375%, 5/1/2016[d,e]	1,554,225
	RHP Hotel Properties, LP
4,120,000	5.000%, 4/15/2021[d]	3,996,400
	ROC Finance, LLC
4,780,000	12.125%, 9/1/2018[d]	5,437,250
	Royal Caribbean Cruises, Ltd.
6,345,000	5.250%, 11/15/2022[e]	6,218,100
	Seminole Indian Tribe of Florida
4,735,000	7.804%, 10/1/2020[d]	4,995,425
	Seven Seas Cruises S de RL, LLC
5,270,000	9.125%, 5/15/2019[d]	5,586,200
	Six Flags Entertainment Corporation
5,230,000	5.250%, 1/15/2021[d]	5,046,950
	Studio City Finance, Ltd.
5,240,000	8.500%, 12/1/2020[d]	5,606,800
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015[f]	4,197,600
	West Corporation
4,650,000	8.625%, 10/1/2018	4,969,687
2,360,000	7.875%, 1/15/2019	2,454,400

	Total	127,637,663

Consumer Non-Cyclical (11.7%)
	B&G Foods, Inc.
3,700,000	4.625%, 6/1/2021	3,533,500
	Biomet, Inc.
3,160,000	6.500%, 8/1/2020	3,256,775
2,115,000	6.500%, 10/1/2020	2,109,713
	CDRT Holding Corporation
3,690,000	9.250%, 10/1/2017[d]	3,736,125
	DJO Finance, LLC
3,650,000	8.750%, 3/15/2018	3,942,000
	Emergency Medical Services Corporation
5,370,000	8.125%, 6/1/2019	5,705,625
	Endo Health Solutions, Inc.
4,760,000	7.250%, 1/15/2022	4,795,700
	Fresenius Medical Care US Finance, Inc.
2,660,000	6.500%, 9/15/2018[d]	2,892,750
2,650,000	5.750%, 2/15/2021[d]	2,782,500
	Grifols, Inc.
4,380,000	8.250%, 2/1/2018	4,708,500
	HCA, Inc.
2,645,000	6.500%, 2/15/2020	2,861,559
2,640,000	5.875%, 3/15/2022	2,709,300
3,860,000	4.750%, 5/1/2023	3,695,950
	Health Management Associates, Inc.
4,855,000	7.375%, 1/15/2020	5,322,294
	JBS Finance II, Ltd.
5,050,000	8.250%, 1/29/2018[f]	5,125,750
	JBS USA, LLC/JBS USA Finance, Inc.
3,150,000	11.625%, 5/1/2014	3,323,250
	Libbey Glass, Inc.
3,321,000	6.875%, 5/15/2020	3,474,596
	Michael Foods Holding, Inc.
2,507,000	8.500%, 7/15/2018[d]	2,582,210
	Michael Foods, Inc.
2,645,000	9.750%, 7/15/2018	2,896,275
	Revlon Consumer Products Corporation
5,260,000	5.750%, 2/15/2021[d]	5,128,500
	Rite Aid Corporation
2,060,000	9.500%, 6/15/2017	2,137,868
2,110,000	6.750%, 6/15/2021[c,d]	2,073,075
	Safeway Group Holding, LLC
3,175,000	7.000%, 5/15/2018[d]	3,111,500
	Spectrum Brands Escrow Corporation
2,220,000	6.375%, 11/15/2020[d]	2,325,450
2,030,000	6.625%, 11/15/2022[d]	2,126,425
	Teleflex, Inc.
4,210,000	6.875%, 6/1/2019	4,441,550
	Valeant Pharmaceuticals International
3,100,000	7.250%, 7/15/2022[d]	3,146,500
	Visant Corporation
4,890,000	10.000%, 10/1/2017	4,511,025
	VPII Escrow Corporation
1,850,000	7.500%, 7/15/2021[c,d]	1,914,750
	Warner Chilcott Company, LLC
4,565,000	7.750%, 9/15/2018	4,930,200

	Total	105,301,215

Energy (12.3%)
	Approach Resources, Inc.
2,640,000	7.000%, 6/15/2021	2,659,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Energy (12.3%) - continued
	Bonanza Creek Energy, Inc.
$2,375,000	6.750%, 4/15/2021[d]	$2,392,813
	Bristow Group, Inc.
3,180,000	6.250%, 10/15/2022	3,259,500
	Chaparral Energy, Inc.
4,150,000	7.625%, 11/15/2022	4,233,000
	Concho Resources, Inc.
5,240,000	6.500%, 1/15/2022	5,541,300
	Continental Resources, Inc.
2,120,000	5.000%, 9/15/2022	2,157,100
2,915,000	4.500%, 4/15/2023[d]	2,834,838
	Energy XXI Gulf Coast, Inc.
2,110,000	9.250%, 12/15/2017	2,315,725
1,580,000	7.750%, 6/15/2019	1,627,400
	Exterran Partners, LP
3,780,000	6.000%, 4/1/2021[d]	3,723,300
	Halcon Resources Corporation
5,250,000	8.875%, 5/15/2021	5,092,500
	Harvest Operations Corporation
5,290,000	6.875%, 10/1/2017	5,898,350
	Helix Energy Solutions Group, Inc.
2,316,000	9.500%, 1/15/2016[d]	2,378,532
	Kodiak Oil & Gas Corporation
3,680,000	5.500%, 1/15/2021[d,e]	3,588,000
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020	2,362,500
2,195,000	7.750%, 2/1/2021	2,200,487
	Markwest Energy Partners, LP
1,729,000	6.250%, 6/15/2022	1,780,870
	MEG Energy Corporation
3,160,000	6.375%, 1/30/2023[d]	3,065,200
	Memorial Production Partners, LP
3,170,000	7.625%, 5/1/2021[d]	3,122,450
	Northern Oil and Gas, Inc.
3,965,000	8.000%, 6/1/2020	4,004,650
	Northern Tier Energy, LLC
3,020,000	7.125%, 11/15/2020[d]	3,050,200
	Oasis Petroleum, Inc.
2,670,000	7.250%, 2/1/2019	2,783,475
1,590,000	6.500%, 11/1/2021	1,629,750
	Offshore Group Investment, Ltd.
4,230,000	7.125%, 4/1/2023[d]	4,155,975
	Pacific Drilling V, Ltd.
3,538,000	7.250%, 12/1/2017[d]	3,679,520
	Plains Exploration & Production Company
2,500,000	6.125%, 6/15/2019	2,650,807
2,500,000	6.750%, 2/1/2022	2,649,440
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	2,486,750
1,060,000	6.500%, 12/15/2021	1,073,250
	QEP Resources, Inc.
5,765,000	6.875%, 3/1/2021	6,211,787
	Range Resources Corporation
750,000	5.000%, 8/15/2022	733,125
4,240,000	5.000%, 3/15/2023	4,144,600
	SESI, LLC
1,700,000	6.375%, 5/1/2019	1,755,250
3,200,000	7.125%, 12/15/2021	3,456,000
	United Refining Company
4,710,000	10.500%, 2/28/2018	5,192,775
	Western Refining, Inc.
1,060,000	6.250%, 4/1/2021[d]	1,036,150

	Total	110,927,169

Financials (6.7%)
	Ally Financial, Inc.
5,590,000	7.500%, 9/15/2020	6,442,475
	Aviv Healthcare Properties, LP
5,270,000	7.750%, 2/15/2019	5,625,725
	Banco do Brasil SA/Cayman Islands
1,750,000	6.250%, 12/31/2049[d,g]	1,540,000
	BBVA International Preferred SA Unipersonal
1,585,000	5.919%, 12/29/2049[e,g]	1,418,575
	Citigroup, Inc.
1,500,000	5.350%, 5/29/2049[g]	1,406,250
	Community Choice Financial, Inc.
2,620,000	10.750%, 5/1/2019	2,508,650
	CyrusOne, LP/CyrusOne Finance Corporation
5,040,000	6.375%, 11/15/2022[d]	5,166,000
	DDR Corporation
780,000	4.625%, 7/15/2022	788,259
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	3,891,028
	Icahn Enterprises, LP
7,360,000	8.000%, 1/15/2018	7,728,000
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,463,750
1,600,000	8.875%, 9/1/2017[e]	1,804,000
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020[d]	2,570,500
	Milestone Aviation Group, LLC
1,050,000	8.625%, 12/15/2017[f]	1,086,750
	Omega Healthcare Investors, Inc.
6,900,000	5.875%, 3/15/2024	7,124,250
	PNC Financial Services Group, Inc.
520,000	4.850%, 3/1/2049[g]	484,900
	Royal Bank of Scotland Group plc
2,115,000	7.640%, 3/29/2049[g]	1,892,925
	Societe Generale SA
2,230,000	6.625%, 12/11/2049[g]	2,242,443
	Speedy Cash Intermediate Holdings Corporation
3,030,000	10.750%, 5/15/2018[d]	3,166,350
	XL Group plc
1,500,000	6.500%, 12/31/2049[g]	1,462,500

	Total	60,813,330

Foreign Government (0.3%)
	Eksportfinans ASA
2,670,000	2.375%, 5/25/2016	2,556,525

	Total	2,556,525

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Technology (4.5%)
	Alliance Data Systems Corporation
$4,190,000	5.250%, 12/1/2017[d]	$4,315,700
3,840,000	6.375%, 4/1/2020[d]	3,955,200
	Amkor Technology, Inc.
3,130,000	6.625%, 6/1/2021[e]	3,083,050
	Brocade Communications Systems, Inc.
3,790,000	4.625%, 1/15/2023[d]	3,562,600
	First Data Corporation
3,518,000	11.250%, 3/31/2016[e]	3,438,845
1,000,000	7.375%, 6/15/2019[d]	1,027,500
1,850,000	12.625%, 1/15/2021	1,956,375
	Flextronics International, Ltd.
3,000,000	4.625%, 2/15/2020[d]	2,910,000
	Freescale Semiconductor, Inc.
2,110,000	8.050%, 2/1/2020[e]	2,136,375
2,400,000	10.750%, 8/1/2020	2,640,000
	Infor US, Inc.
3,090,000	9.375%, 4/1/2019	3,348,787
	NXP BV/NXP Funding, LLC
3,715,000	5.750%, 3/15/2023[d]	3,742,863
	Sensata Technologies BV
2,100,000	6.500%, 5/15/2019[d]	2,257,500
2,650,000	4.875%, 10/15/2023[d]	2,550,625

	Total	40,925,420

Transportation (4.4%)
	Avis Budget Car Rental, LLC
5,830,000	8.250%, 1/15/2019	6,340,125
3,550,000	5.500%, 4/1/2023[d]	3,425,750
	Continental Airlines, Inc.
3,000,000	6.750%, 9/15/2015[d]	3,082,500
1,560,000	6.125%, 4/29/2018	1,575,600
530,000	6.250%, 4/11/2020	543,250
	Delta Air Lines 2012-1 Class B Pass Through Trust
2,888,752	6.875%, 5/7/2019[d]	3,092,770
	HDTFS, Inc.
790,000	6.250%, 10/15/2022	824,563
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020	2,125,575
1,590,000	5.000%, 3/1/2021[d]	1,474,725
	Navios Maritime Acquisition Corporation
1,570,000	8.625%, 11/1/2017	1,605,325
	Navios Maritime Holdings, Inc.
2,910,000	8.875%, 11/1/2017	3,011,850
2,220,000	8.125%, 2/15/2019[e]	2,103,450
	Navios South American Logistics, Inc.
1,060,000	9.250%, 4/15/2019[d]	1,136,850
1,360,000	9.250%, 4/15/2019	1,458,600
	Ultrapetrol Bahamas, Ltd.
2,640,000	8.875%, 6/15/2021[d]	2,640,000
	United Air Lines, Inc.
1,635,845	9.750%, 1/15/2017	1,868,953
	United Continental Holdings, Inc.
530,000	6.375%, 6/1/2018[e]	520,725
	US Airways Group, Inc.
2,600,000	6.125%, 6/1/2018[e]	2,457,000

	Total	39,287,611

Utilities (5.5%)
	Access Midstream Partners, LP
1,420,000	4.875%, 5/15/2023	1,317,050
	AES Corporation
5,900,000	7.375%, 7/1/2021	6,475,250
	Atlas Pipeline Partners, LP
4,230,000	4.750%, 11/15/2021[d]	3,807,000
	Chesapeake Midstream Partners, LP
930,000	6.125%, 7/15/2022	941,625
	Covanta Holding Corporation
2,600,000	7.250%, 12/1/2020	2,726,324
1,850,000	6.375%, 10/1/2022	1,869,608
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
3,730,000	8.875%, 2/15/2018	3,953,800
1,060,000	7.125%, 6/1/2022	1,070,600
	Electricite de France SA
2,500,000	5.250%, 1/29/2049[d,g]	2,390,000
	Energy Future Intermediate Holding Company, LLC
5,290,000	11.750%, 3/1/2022[d]	5,845,450
	Holly Energy Partners, LP
2,130,000	8.250%, 3/15/2018	2,252,475
930,000	6.500%, 3/1/2020	936,975
	National Rural Utilities Cooperative Finance Corporation
1,250,000	4.750%, 4/30/2043	1,215,625
	NRG Energy, Inc.
5,400,000	6.625%, 3/15/2023[d]	5,400,000
	Regency Energy Partners, LP
3,670,000	6.875%, 12/1/2018	3,862,675
840,000	5.500%, 4/15/2023	827,400
	Targa Resources Partners, LP
4,720,000	5.250%, 5/1/2023[d]	4,519,400

	Total	49,411,257

	Total Long-Term Fixed Income (cost $810,102,717)	828,505,582

Shares	Preferred Stock (0.6%)
Financials (0.6%)
48,000	Discover Financial Services, 6.500%[g]	1,204,800
51,821	The Goldman Sachs Group, Inc., 5.500%[g]	1,250,959
52,872	Ventas Realty, LP, 5.450%	1,248,837
1,560	Wells Fargo & Company, Convertible, 7.500%[g]	1,862,640

	Total	5,567,236

	Total Preferred Stock (cost $5,970,635)	5,567,236

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (0.1%)	Value
Consumer Discretionary (<0.1%)
2,122	Lear Corporation	$128,296
237	Lear Corporation Warrants, $0.01, expires 11/9/2014[h]	25,833
121,520	TVMAX Holdings, Inc.[h,i]	12

	Total	154,141

Financials (0.1%)
10	New Cotai, LLC[h,i]	309,685

	Total	309,685

	Total Common Stock (cost $6,717,557)	463,826

	Collateral Held for Securities Loaned (6.9%)
62,397,926	Thrivent Cash Management Trust	62,397,926

	Total Collateral Held for Securities Loaned (cost $62,397,926)	62,397,926

Shares or Principal Amount	Short-Term Investments (3.5%)
	Federal Home Loan Bank Discount Notes
300,000	0.110%, 7/1/2013[j]	299,998
100,000	0.093%, 11/22/2013[j,k]	99,962
300,000	0.105%, 12/4/2013[j]	299,862
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.135%, 12/3/2013[j]	299,826
	Thrivent Cash Management Trust
30,462,329	0.080%	30,462,329

	Total Short-Term Investments (at amortized cost)	31,461,977

	Total Investments (cost $946,246,292) 106.3%	$958,195,276

	Other Assets and Liabilities, Net (6.3%)	(57,093,116)

	Total Net Assets 100.0%	$901,102,160

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $335,914,047 or 37.3% of total net assets.
e	All or a portion of the security is on loan.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of June 28, 2013.

Security	Acquisition Date	Cost
Eldorado Resorts, LLC	5/19/2011	$4,728,381
JBS Finance II, Ltd.	7/22/2010	$4,981,017
Liberty Tire Recycling	9/23/2010	$2,107,188
Midwest Vanadium Pty. Ltd.	2/9/2011	$3,227,633
Milestone Aviation Group, LLC	12/12/2012	$1,050,000
New Cotai, LLC	4/12/2013	$3,426,281
Tunica-Biloxi Gaming Authority	11/8/2005	$4,756,998

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Non-income producing security.
i	Security is fair valued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At June 28, 2013, $99,962 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$29,957,414
Gross unrealized depreciation	(18,253,761)

Net unrealized appreciation (depreciation)	$11,703,653

Cost for federal income tax purposes	$946,491,623

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	12,027,392	—	12,027,392	—
Consumer Non-Cyclical	10,990,579	—	10,990,579	—
Financials	2,612,450	—	2,612,450	—
Technology	4,168,308	—	4,168,308	—
Long-Term Fixed Income
Asset-Backed Securities	3,113,595	—	3,113,595	—
Basic Materials	67,668,262	—	67,668,262	—
Capital Goods	73,960,575	—	73,960,575	—
Communications Services	146,902,960	—	146,902,960	—
Consumer Cyclical	127,637,663	—	127,637,663	—
Consumer Non-Cyclical	105,301,215	—	105,301,215	—
Energy	110,927,169	—	110,927,169	—
Financials	60,813,330	—	60,813,330	—
Foreign Government	2,556,525	—	2,556,525	—
Technology	40,925,420	—	40,925,420	—
Transportation	39,287,611	—	39,287,611	—
Utilities	49,411,257	—	49,411,257	—
Preferred Stock
Financials	5,567,236	5,567,236	—	—
Common Stock
Consumer Discretionary	154,141	154,129	—	12
Financials	309,685	—	—	309,685
Collateral Held for Securities Loaned	62,397,926	62,397,926	—	—
Short-Term Investments	31,461,977	30,462,329	999,648	—

Total	$958,195,276	$98,581,620	$859,303,959	$309,697

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives Futures Contracts	203,779	203,779	—	—

Total Asset Derivatives	$203,779	$203,779	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	203,779
Total Interest Rate Contracts		203,779

Total Asset Derivatives		$203,779

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	78,496
Total Interest Rate Contracts		78,496
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(1,660,839)
Total Credit Contracts		(1,660,839)

Total		($1,582,343)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	203,779
Total Interest Rate Contracts		203,779
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	717,431
Total Credit Contracts		717,431

Total		$921,210

The following table presents High Yield Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)
Interest Rate Contracts	$2,200,451	0.2%	N/A	N/A
Credit Contracts	N/A	N/A	$11,126,015	1.2%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$46,919,696	$139,136,231	$123,658,001	62,397,926	$62,397,926	$73,603
Cash Management Trust- Short Term Investment	30,490,937	169,615,185	169,643,793	30,462,329	30,462,329	17,123
Total Value and Income Earned	77,410,633				92,860,255	90,726

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (10.7%)[a]	Value
Basic Materials (0.8%)
	Arch Coal, Inc., Term Loan
$ 802,771	5.750%, 5/16/2018	$798,508
	FMG Resources August 2006 Pty., Ltd., Term Loan
645,125	5.250%, 10/18/2017	640,790
	Ineos Group Holdings, Ltd., Term Loan
876,457	4.000%, 5/4/2018	857,560

	Total	2,296,858

Capital Goods (0.4%)
	ADS Waste Holdings, Term Loan
597,000	4.250%, 10/9/2019	594,463
	Berry Plastics Group, Inc., Term Loan
598,500	3.500%, 2/8/2020	591,354

	Total	1,185,817

Communications Services (3.4%)
	Charter Communications Operating, LLC, Term Loan
600,000	3.000%, 12/31/2020	594,084
	Clear Channel Communications, Inc., Term Loan
139,256	3.845%, 1/29/2016	126,985
410,744	6.945%, 1/30/2019	373,547
	Cumulus Media Holdings, Inc., Term Loan
476,346	4.500%, 9/17/2018	476,146
	Grande Communications Networks, LLC, Term Loan
600,000	4.500%, 5/29/2020	596,250
	Hargray Communications Group, Inc., Term Loan
600,000	0.000%, 6/25/2019[b,c]	597,750
	Integra Telecom Holdings, Inc., Term Loan
600,000	0.000%, 2/22/2019[b,c]	599,700
	Intelsat Jackson Holdings SA, Term Loan
446,619	4.250%, 4/2/2018	446,619
	Level 3 Financing, Inc., Term Loan
800,000	4.750%, 8/1/2019	799,248
	McGraw-Hill Global Education Holdings, LLC, Term Loan
304,237	9.000%, 3/22/2019	298,837
	NEP Broadcasting, LLC, Term Loan
796,000	4.750%, 1/22/2020	799,319
	TNS, Inc., Term Loan
588,889	5.000%, 2/14/2020	589,872
	Univision Communications, Inc., Term Loan
448,875	4.500%, 2/28/2020	444,274
358,855	4.500%, 3/1/2020	355,177
	Van Wagner Communications, Inc., Term Loan
346,500	8.250%, 8/3/2018	350,831
	Virgin Media Investment Holdings, Ltd., Term Loan
600,000	3.500%, 6/7/2020	592,836
	Visant Corporation, Term Loan
832,162	5.250%, 12/22/2016	791,444
	WideOpenWest Finance, LLC, Term Loan
498,750	4.750%, 4/1/2019	499,374
	Yankee Cable Acquisition, LLC, Term Loan
588,847	5.250%, 3/1/2020	590,525
	Zayo Group, LLC, Term Loan
596,985	4.500%, 7/2/2019	595,988

	Total	10,518,806

Consumer Cyclical (1.8%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
409,965	4.250%, 2/23/2017	409,350
	Chrysler Group, LLC, Term Loan
500,000	0.000%, 5/24/2017[b,c]	501,720
	J.C. Penney Corporation, Inc., Term Loan
600,000	6.000%, 5/22/2018	600,426
	MGM Resorts International, Term Loan
995,000	3.500%, 12/20/2019	987,537
	ROC Finance, LLC, Term Loan
600,000	2.273%, 3/27/2019[b,c]	598,998
	Scientific Games International, Inc., Term Loan
600,000	0.000%, 5/22/2020[b,c]	590,502
	Seminole Indian Tribe of Florida, Term Loan
589,500	3.026%, 4/29/2020	587,042
	Toys R Us, Inc., Term Loan
844,488	5.250%, 5/25/2018	810,008
	WMG Acquisition Corporation, Term Loan
80,488	0.000%, 7/7/2020[b,c]	79,415
519,512	0.000%, 7/7/2020[b,c]	512,587

	Total	5,677,585

Consumer Non-Cyclical (1.2%)
	Albertson’s, Inc., Term Loan
598,500	4.750%, 3/21/2019	594,011
	Bausch & Lomb, Inc., Term Loan
445,508	4.000%, 5/18/2019	444,582
	Biomet, Inc., Term Loan
992,500	3.963%, 7/25/2017	986,714
	CHS/Community Health Systems, Inc., Term Loan
450,000	3.773%, 1/25/2017	449,950
	Roundy’s Supermarkets, Inc., Term Loan
444,245	5.750%, 2/13/2019	432,770

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (10.7%)[a]	Value
Consumer Non-Cyclical (1.2%) - continued
	Supervalu, Inc., Term Loan
$ 800,000	5.000%, 3/21/2019[b,c]	$793,888

	Total	3,701,915

Energy (0.4%)
	Chesapeake Energy Corporation, Term Loan
885,000	5.750%, 12/2/2017	895,877
	Offshore Group Investment, Ltd., Term Loan
299,250	5.750%, 3/28/2019	299,998

	Total	1,195,875

Financials (0.4%)
	Harland Clarke Holdings Corporation, Term Loan
600,000	7.000%, 5/22/2018	575,574
	WaveDivision Holdings, LLC, Term Loan
597,000	4.000%, 10/12/2019	595,507

	Total	1,171,081

Technology (0.9%)
	First Data Corporation Extended, Term Loan
900,000	4.193%, 3/23/2018	876,375
	Freescale Semiconductor Inc., Term Loan
598,500	5.000%, 3/1/2020	593,156
	Infor US, Inc., Term Loan
324,265	5.250%, 4/5/2018	324,602
	SunGard Data Systems, Inc., Term Loan
997,500	4.500%, 1/31/2020	999,375

	Total	2,793,508

Transportation (0.7%)
	American Airlines, Inc., Term Loan
600,000	0.000%, 6/21/2019[b,c]	599,064
	American Petroleum Tankers Parent, LLC, Term Loan
300,000	4.750%, 10/2/2019	298,875
	Delta Air Lines, Inc., Term Loan
793,694	4.250%, 4/20/2017	795,924
	U.S. Airways, Inc., Term Loan
600,000	0.000%, 5/21/2019[b,c]	592,248

	Total	2,286,111

Utilities (0.7%)
	Calpine Corporation, Term Loan
446,574	4.000%, 4/1/2018	445,457
	Intergen NV, Term Loan
600,000	0.000%, 6/5/2020[b,c]	588,000
	NGPL PipeCo, LLC, Term Loan
429,107	6.750%, 9/15/2017	425,353
	Pacific Drilling SA, Term loan
600,000	0.000%, 5/18/2018[b,c]	597,150

	Total	2,055,960

	Total Bank Loans (cost $33,006,131)	32,883,516

	Long-Term Fixed Income (45.7%)

Asset-Backed Securities (1.4%)
	Asset Backed Securities Corporation Home Equity
853,274	0.333%, 7/25/2036[d]	758,743
1,000,000	0.353%, 11/25/2036[d]	790,374
	Countrywide Asset-Backed Certificates
750,000	5.530%, 4/25/2047	698,800
	J.P. Morgan Mortgage Trust
714,757	2.843%, 2/25/2036	607,449
	Renaissance Home Equity Loan Trust
474,200	5.746%, 5/25/2036	351,368
632,000	6.011%, 5/25/2036	453,526
950,000	5.797%, 8/25/2036	609,923

	Total	4,270,183

Basic Materials (0.9%)
	Dow Chemical Company
200,000	8.550%, 5/15/2019	255,175
	FMG Resources Pty. Ltd.
410,000	6.000%, 4/1/2017[e,f]	398,725
	Freeport-McMoRan Copper & Gold, Inc.
200,000	2.375%, 3/15/2018[e]	190,215
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
510,000	8.875%, 2/1/2018[f]	520,200
	Ineos Finance plc
410,000	7.500%, 5/1/2020[e]	435,625
	Inmet Mining Corporation
410,000	7.500%, 6/1/2021[e]	392,575
	LyondellBasell Industries NV
200,000	6.000%, 11/15/2021	224,741
	Rio Tinto Finance USA plc
200,000	2.250%, 12/14/2018	194,353

	Total	2,611,609

Capital Goods (0.8%)
	Case New Holland, Inc.
170,000	7.875%, 12/1/2017	192,525
	CNH Capital, LLC
250,000	3.625%, 4/15/2018[e]	238,125
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	451,000
	Northrop Grumman Corporation
200,000	1.750%, 6/1/2018	193,986
	RBS Global, Inc.
100,000	8.500%, 5/1/2018	106,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Capital Goods (0.8%) - continued
	Reynolds Group Issuer, Inc.
$410,000	6.875%, 2/15/2021	$430,500
	Textron, Inc.
300,000	7.250%, 10/1/2019	356,247
	United Rentals North America, Inc.
410,000	7.375%, 5/15/2020	437,675

	Total	2,406,308

Collateralized Mortgage Obligations (14.2%)
	Adjustable Rate Mortgage Trust
1,072,000	3.008%, 11/25/2035	878,737
	American Home Mortgage Investment Trust
1,610,451	6.250%, 12/25/2036	795,143
	Banc of America Alternative Loan Trust
610,382	0.693%, 4/25/2035[d]	480,457
	Banc of America Funding Corporation
431,207	5.029%, 5/20/2036	353,925
	Bear Stearns Adjustable Rate Mortgage Trust
363,187	2.470%, 10/25/2035[d]	345,539
393,189	2.903%, 2/25/2036	296,717
	Citigroup Mortgage Loan Trust, Inc.
504,925	5.500%, 11/25/2035	453,315
1,463,361	3.024%, 3/25/2037	1,032,102
	CitiMortgage Alternative Loan Trust
710,103	5.750%, 4/25/2037	636,653
	Countrywide Alternative Loan Trust
583,330	0.593%, 2/25/2035[d]	479,062
1,325,552	2.894%, 10/25/2035	1,115,062
908,438	5.090%, 10/25/2035	752,104
567,616	5.500%, 2/25/2036	508,227
307,502	6.000%, 4/25/2036	246,563
724,363	6.500%, 8/25/2036	527,242
265,294	6.000%, 1/25/2037	210,503
	Countrywide Home Loan Mortgage Pass Through Trust
756,076	2.997%, 11/25/2035	606,378
825,501	5.155%, 2/20/2036	702,968
	Deutsche Alt-A Securities Mortgage Loan Trust
180,121	5.500%, 10/25/2021	185,766
482,257	0.393%, 11/25/2035[d]	266,528
1,052,615	0.939%, 4/25/2047[d]	826,801
	Federal Home Loan Mortgage Corporation
9,949,542	2.500%, 12/15/2022[g]	779,270
2,828,413	2.500%, 5/15/2027[g]	310,247
3,126,449	2.500%, 2/15/2028[g]	343,403
9,352,836	2.500%, 3/15/2028[g]	1,074,100
5,211,406	3.000%, 4/15/2028[g]	721,306
3,922,932	3.000%, 2/15/2033[g]	557,779
	Federal National Mortgage Association
3,960,871	2.500%, 2/25/2028[g]	429,636
3,444,855	3.000%, 4/25/2028[g]	491,499
3,882,940	3.500%, 1/25/2033[g]	626,271
	First Horizon Alternative Mortgage Securities Trust
1,111,446	2.375%, 3/25/2035	947,815
	First Horizon Mortgage Pass- Through Trust
750,934	2.516%, 8/25/2037	607,253
	Government National Mortgage Association
5,538,260	4.000%, 1/16/2027[g]	754,924
	Greenpoint Mortgage Funding Trust
798,617	0.393%, 10/25/2045[d]	565,341
	GSR Mortgage Loan Trust
319,426	0.383%, 8/25/2046[d]	296,768
	HomeBanc Mortgage Trust
455,302	2.455%, 4/25/2037	305,216
1,206,616	0.493%, 5/25/2037[d]	986,217
	IndyMac IMJA Mortgage Loan Trust
1,126,947	6.250%, 11/25/2037	1,012,542
	J.P. Morgan Alternative Loan Trust
1,005,064	6.500%, 3/25/2036	882,335
	J.P. Morgan Mortgage Trust
257,137	6.500%, 1/25/2035	250,084
563,242	2.968%, 10/25/2036	445,010
1,179,845	0.573%, 1/25/2037[d]	729,607
592,923	2.867%, 1/25/2037	476,616
581,107	6.250%, 8/25/2037	400,916
	Lehman Mortgage Trust
745,442	0.943%, 12/25/2035[d]	512,104
	Lehman XS Trust
960,000	5.500%, 9/25/2035	808,172
	Master Asset Securitization Trust
777,300	0.693%, 6/25/2036[d]	497,026
	MASTR Alternative Loans Trust
278,400	6.500%, 7/25/2034	295,581
623,329	0.643%, 12/25/2035[d]	319,245
	Morgan Stanley Mortgage Loan Trust
649,648	5.341%, 11/25/2035	466,999
	MortgageIT Trust
888,317	0.453%, 12/25/2035[d]	772,447
	New Century Alternative Mortgage Loan Trust
1,426,185	6.167%, 7/25/2036	993,553
	RALI Trust
830,574	5.750%, 4/25/2037	651,833
1,202,980	6.250%, 4/25/2037	978,086
471,069	6.000%, 6/25/2037	373,646
	Residential Accredit Loans, Inc.
1,013,549	5.750%, 9/25/2035	894,757
1,096,938	6.000%, 1/25/2037	894,856

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Collateralized Mortgage Obligations (14.2%) - continued
	Residential Asset Securitization Trust
$ 767,110	5.500%, 4/25/2035	$753,806
958,250	0.573%, 8/25/2037[d]	305,232
	Sequoia Mortgage Trust
2,047,844	3.898%, 9/20/2046	1,687,243
	Structured Adjustable Rate Mortgage Loan Trust
388,440	5.500%, 12/25/2034	373,796
489,020	3.033%, 9/25/2035	406,821
902,078	5.056%, 5/25/2036	677,597
	Structured Asset Mortgage Investments, Inc.
750,392	0.503%, 12/25/2035[d]	571,314
916,730	0.403%, 5/25/2046[d]	652,324
	WaMu Mortgage Pass Through Certificates
1,138,191	5.106%, 8/25/2036	1,023,253
871,958	2.379%, 11/25/2036	714,669
163,195	2.654%, 8/25/2046	132,953
1,050,610	2.217%, 3/25/2047[d]	801,972
	Washington Mutual Alternative Mortgage Pass Through Certificates
832,553	0.793%, 6/25/2035[d]	599,909
816,741	0.919%, 2/25/2047[d]	498,301
	Wells Fargo Mortgage Backed Securities Trust
357,985	6.000%, 7/25/2037	340,081

	Total	43,691,523

Commercial Mortgage-Backed Securities (0.6%)
	Credit Suisse Mortgage Capital Certificates
1,000,000	5.509%, 9/15/2039	1,073,179
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	696,320

	Total	1,769,499

Communications Services (1.9%)
	AMC Networks, Inc.
410,000	4.750%, 12/15/2022	395,650
	American Tower Corporation
200,000	5.050%, 9/1/2020	210,179
	CCO Holdings, LLC
410,000	6.500%, 4/30/2021	427,425
	CenturyLink, Inc.
410,000	5.625%, 4/1/2020	414,100
	Cequel Communications Escrow 1, LLC
410,000	6.375%, 9/15/2020[e]	417,175
	Clear Channel Worldwide Holdings, Inc.
410,000	6.500%, 11/15/2022[e]	422,300
	DIRECTV Holdings, LLC
200,000	5.875%, 10/1/2019	225,079
	Dish DBS Corporation
90,000	6.750%, 6/1/2021	95,625
	Hughes Satellite Systems Corporation
410,000	6.500%, 6/15/2019	434,600
	Intelsat Jackson Holdings SA
410,000	7.250%, 4/1/2019	428,962
	NBCUniversal Media, LLC
200,000	2.875%, 1/15/2023[f]	189,968
	News America, Inc.
175,000	4.500%, 2/15/2021	187,474
	SBA Tower Trust
200,000	3.598%, 4/16/2043[e]	197,897
	Sprint Nextel Corporation
170,000	9.000%, 11/15/2018[e]	198,900
265,000	6.000%, 11/15/2022	259,700
	Telefonica Emisiones SAU
100,000	5.462%, 2/16/2021	103,094
	Univision Communications, Inc.
410,000	7.875%, 11/1/2020[e]	443,825
	UPCB Finance V, Ltd.
410,000	7.250%, 11/15/2021[e]	433,575
	Wind Acquisition Finance SA
170,000	11.750%, 7/15/2017[e]	176,800
240,000	7.250%, 2/15/2018[e]	241,800

	Total	5,904,128

Consumer Cyclical (1.6%)
	Chrysler Group, LLC
330,000	8.000%, 6/15/2019[f]	360,113
	Cinemark USA, Inc.
400,000	4.875%, 6/1/2023[e,f]	384,000
	Ford Motor Company
100,000	7.450%, 7/16/2031	119,721
	Ford Motor Credit Company, LLC
350,000	6.625%, 8/15/2017	396,128
	Gap, Inc.
200,000	5.950%, 4/12/2021	221,206
	General Motors Financial Company, Inc.
410,000	3.250%, 5/15/2018[e]	398,725
	Home Depot, Inc.
200,000	3.950%, 9/15/2020	216,822
	Jaguar Land Rover Automotive plc
410,000	5.625%, 2/1/2023[e,f]	397,700
	Lennar Corporation
410,000	12.250%, 6/1/2017	525,825
	Limited Brands, Inc.
410,000	5.625%, 2/15/2022	416,150
	Macy’s Retail Holdings, Inc.
260,000	6.700%, 7/15/2034	295,884
	Royal Caribbean Cruises, Ltd.
410,000	5.250%, 11/15/2022	401,800
	Toll Brothers Finance Corporation
200,000	4.375%, 4/15/2023	186,000
	Toys R Us Property Company II, LLC
310,000	8.500%, 12/1/2017	322,012
	Wynn Las Vegas, LLC
410,000	5.375%, 3/15/2022[f]	414,100

	Total	5,056,186

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Consumer Non-Cyclical (2.4%)
	AbbVie, Inc.
$ 200,000	2.000%, 11/6/2018[e]	$193,925
200,000	2.900%, 11/6/2022[e]	187,028
	Altria Group, Inc.
200,000	9.700%, 11/10/2018	265,881
	Baxter International, Inc.
200,000	3.200%, 6/15/2023	196,176
	Beam, Inc.
175,000	5.375%, 1/15/2016	191,271
	Biomet, Inc.
410,000	6.500%, 8/1/2020	422,556
	Boston Scientific Corporation
200,000	6.000%, 1/15/2020	226,375
	BRF SA
200,000	3.950%, 5/22/2023[e,f]	176,000
	Bunge Limited Finance Corporation
125,000	4.100%, 3/15/2016	131,984
	Celgene Corporation
225,000	3.250%, 8/15/2022	213,395
	Covidien International Finance SA
350,000	3.200%, 6/15/2022	345,212
	Endo Health Solutions, Inc.
410,000	7.000%, 12/15/2020	411,538
	Fresenius Medical Care US Finance, Inc.
410,000	5.750%, 2/15/2021[e]	430,500
	Gilead Sciences, Inc.
85,000	3.050%, 12/1/2016	89,847
	Hawk Acquisition Sub, Inc.
410,000	4.250%, 10/15/2020[e]	392,063
	HCA, Inc.
410,000	5.875%, 3/15/2022	420,763
	Health Management Associates, Inc.
410,000	7.375%, 1/15/2020	449,463
	Heineken NV
200,000	2.750%, 4/1/2023[e]	183,359
	Kraft Foods Group, Inc.
170,000	3.500%, 6/6/2022	168,347
	Mallinckrodt International Finance SA
100,000	3.500%, 4/15/2018[e]	98,856
	Medco Health Solutions, Inc.
100,000	7.125%, 3/15/2018	120,469
	Pernod-Ricard SA
200,000	5.750%, 4/7/2021[e]	222,179
	SABMiller Holdings, Inc.
200,000	3.750%, 1/15/2022[e]	203,537
200,000	4.950%, 1/15/2042[e]	198,875
	Safeway, Inc.
100,000	5.000%, 8/15/2019	106,139
200,000	4.750%, 12/1/2021[f]	203,767
	Spectrum Brands Escrow Corporation
410,000	6.375%, 11/15/2020[e]	429,475
	Teva Pharmaceutical Finance IV BV
165,000	3.650%, 11/10/2021	165,015
	Tyson Foods, Inc.
175,000	4.500%, 6/15/2022	178,819
	VPII Escrow Corporation
180,000	7.500%, 7/15/2021[c,e]	186,300
	Zoetis, Inc.
120,000	3.250%, 2/1/2023[e]	114,014

	Total	7,323,128

Energy (2.0%)
	BP Capital Markets plc
175,000	4.750%, 3/10/2019	194,346
	Buckeye Partners, LP
200,000	4.150%, 7/1/2023	194,589
	Chevron Corporation
200,000	2.427%, 6/24/2020	198,860
	Concho Resources, Inc.
410,000	5.500%, 10/1/2022	405,900
	DCP Midstream, LLC
300,000	5.850%, 5/21/2043[e]	288,000
	Enbridge Energy Partners, LP
600,000	8.050%, 10/1/2037	682,328
	EQT Corporation
200,000	8.125%, 6/1/2019	243,831
	Hess Corporation
200,000	8.125%, 2/15/2019	250,696
	Lukoil International Finance BV
200,000	3.416%, 4/24/2018[e]	194,500
	Marathon Oil Corporation
240,000	2.800%, 11/1/2022	222,038
	MEG Energy Corporation
410,000	6.375%, 1/30/2023[e]	397,700
	Murphy Oil Corporation
160,000	3.700%, 12/1/2022	148,420
	Oasis Petroleum, Inc.
410,000	6.875%, 1/15/2023	422,300
	Offshore Group Investment, Ltd.
410,000	7.500%, 11/1/2019[f]	427,425
	Pioneer Natural Resources Company
140,000	3.950%, 7/15/2022	138,237
	Plains Exploration & Production Company
410,000	6.125%, 6/15/2019	434,732
	Range Resources Corporation
410,000	5.000%, 8/15/2022	400,775
	Transocean, Inc.
200,000	6.375%, 12/15/2021	224,793
	Valero Energy Corporation
200,000	9.375%, 3/15/2019	262,247
	Weatherford International, Ltd.
210,000	6.000%, 3/15/2018	235,822
260,000	4.500%, 4/15/2022	257,046

	Total	6,224,585

Financials (8.1%)
	Aegon NV
400,000	2.055%, 7/29/2049[d,h]	286,000
	Ally Financial, Inc.
100,000	5.500%, 2/15/2017	104,481

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Financials (8.1%) - continued
	American Express Company
$ 750,000	6.800%, 9/1/2066	$800,625
	American General Institutional Capital A
800,000	7.570%, 12/1/2045[e]	952,000
	American International Group, Inc.
175,000	8.250%, 8/15/2018	217,025
	Bank of America Corporation
200,000	5.650%, 5/1/2018	222,196
200,000	5.700%, 1/24/2022	222,009
325,000	8.000%, 12/29/2049[h]	361,969
	Bank of New York Mellon Corporation
360,000	4.500%, 12/29/2049[h]	338,400
	BBVA International Preferred SA Unipersonal
900,000	5.919%, 12/29/2049[h]	805,500
	BBVA US Senior SAU
100,000	4.664%, 10/9/2015	103,012
	BNP Paribas SA
87,000	3.600%, 2/23/2016	91,145
775,000	5.186%, 6/29/2049[e,f,h]	736,250
	Cigna Corporation
200,000	4.000%, 2/15/2022	205,324
	Citigroup, Inc.
200,000	5.500%, 2/15/2017	218,714
1,010,000	5.950%, 12/29/2049[h]	1,005,051
	CNA Financial Corporation
200,000	7.350%, 11/15/2019	242,162
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
200,000	3.950%, 11/9/2022	191,254
525,000	11.000%, 12/29/2049[e,h]	673,313
	Coventry Health Care, Inc.
85,000	5.450%, 6/15/2021	94,678
	Credit Suisse AG
200,000	5.400%, 1/14/2020	216,688
	CyrusOne, LP/CyrusOne Finance Corporation
410,000	6.375%, 11/15/2022[e]	420,250
	Deutsche Bank AG
200,000	4.296%, 5/24/2028	184,668
	Developers Diversified Realty Corporation
260,000	7.875%, 9/1/2020	317,137
	Discover Financial Services
200,000	3.850%, 11/21/2022[e]	187,817
	Fifth Third Bancorp
600,000	5.100%, 12/31/2049[f,h]	567,000
	GE Capital Trust I
380,000	6.375%, 11/15/2067	393,775
	General Electric Capital Corporation
200,000	6.000%, 8/7/2019	232,187
800,000	6.250%, 12/15/2049[h]	850,000
	Genworth Financial, Inc.
200,000	6.515%, 5/22/2018	221,061
	Hartford Financial Services Group, Inc.
170,000	5.125%, 4/15/2022	184,980
	HCP, Inc.
205,000	3.750%, 2/1/2019	210,357
	Health Care REIT, Inc.
200,000	4.700%, 9/15/2017	217,327
	HSBC Finance Corporation
285,000	6.676%, 1/15/2021	315,082
	Icahn Enterprises, LP
410,000	8.000%, 1/15/2018	430,500
	ING Bank NV
170,000	5.000%, 6/9/2021[e]	182,617
	ING Capital Funding Trust III
730,000	3.884%, 12/29/2049[d,h]	700,800
	ING US, Inc.
200,000	5.650%, 5/15/2053[e]	188,000
100,000	2.900%, 2/15/2018[e]	100,503
	International Lease Finance Corporation
200,000	2.224%, 6/15/2016[d]	198,500
	J.P. Morgan Chase & Company
200,000	2.000%, 8/15/2017	198,489
200,000	7.900%, 4/29/2049[h]	226,000
520,000	5.150%, 5/29/2049[h]	495,300
	KeyCorp
110,000	5.100%, 3/24/2021	122,382
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058[e]	800,625
185,000	4.950%, 5/1/2022[e]	189,937
	Lincoln National Corporation
770,000	6.050%, 4/20/2067	754,354
	Lloyds TSB Bank plc
200,000	6.500%, 9/14/2020[e]	213,223
	MetLife Capital Trust IV
575,000	7.875%, 12/15/2037[e]	684,772
	MetLife, Inc.
400,000	6.400%, 12/15/2036	409,000
	Morgan Stanley
100,000	5.500%, 1/26/2020	107,339
200,000	4.875%, 11/1/2022	197,580
	Murray Street Investment Trust I
175,000	4.647%, 3/9/2017	185,279
	Northern Trust Corporation
175,000	3.375%, 8/23/2021	177,448
	Omega Healthcare Investors, Inc.
100,000	5.875%, 3/15/2024	103,250
	PNC Financial Services Group, Inc.
240,000	4.850%, 3/1/2049[h]	223,800
	Prologis, LP
255,000	7.375%, 10/30/2019	306,879
	Prudential Financial, Inc.
200,000	4.500%, 11/15/2020[f]	213,172
380,000	5.875%, 9/15/2042	380,950
775,000	5.625%, 6/15/2043	759,500
	QBE Capital Funding III, Ltd.
400,000	7.250%, 5/24/2041[e]	422,400
	RBS Capital Trust III
600,000	5.512%, 9/29/2049[f,h]	438,000
	Regions Bank
100,000	7.500%, 5/15/2018	116,641
	Reinsurance Group of America, Inc.
600,000	6.750%, 12/15/2065	600,750

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Financials (8.1%) - continued
	Royal Bank of Scotland Group plc
$ 200,000	6.125%, 12/15/2022	$190,314
	Santander US Debt SAU
175,000	3.724%, 1/20/2015[e]	176,638
	Societe Generale SA
100,000	5.200%, 4/15/2021[e,f]	105,577
	Swiss RE Capital I, LP
695,000	6.854%, 5/29/2049[e,h]	717,588
	Ventas Realty, LP
80,000	4.250%, 3/1/2022	80,686
	Wells Fargo & Company
200,000	3.450%, 2/13/2023	191,007
	XLIT, Ltd.
200,000	5.750%, 10/1/2021	226,338
	ZFS Finance USA Trust II
725,000	6.450%, 12/15/2065[e]	775,750

	Total	24,981,325

Foreign Government (0.1%)
	Costa Rica Government International Bond
200,000	4.250%, 1/26/2023[e]	185,000
	Eksportfinans ASA
85,000	2.375%, 5/25/2016	81,388

	Total	266,388

Mortgage-Backed Securities (8.5%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,650,000	3.000%, 7/1/2043[c]	2,582,922
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
9,450,000	2.500%, 7/1/2028[c]	9,504,632
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
10,100,000	3.000%, 7/1/2043[c]	9,868,015
4,000,000	3.500%, 7/1/2043[c]	4,060,625

	Total	26,016,194

Technology (0.5%)
	Amkor Technology, Inc.
100,000	6.625%, 6/1/2021[f]	98,500
	CommScope, Inc.
410,000	8.250%, 1/15/2019[e]	437,675
	EMC Corporation
200,000	1.875%, 6/1/2018	197,701
	First Data Corporation
410,000	7.375%, 6/15/2019[e]	421,275
	Freescale Semiconductor, Inc.
100,000	9.250%, 4/15/2018[e]	107,750
	Hewlett-Packard Company
85,000	4.650%, 12/9/2021	85,008
	Total System Services, Inc.
200,000	2.375%, 6/1/2018	193,769

	Total	1,541,678

Transportation (0.4%)
	Avis Budget Car Rental, LLC
100,000	8.250%, 1/15/2019	108,750
410,000	5.500%, 4/1/2023[e]	395,650
	Canadian Pacific Railway Company
131,000	5.750%, 3/15/2033	142,917
	Delta Air Lines, Inc.
67,500	4.750%, 5/7/2020	70,706
	Hertz Corporation
410,000	6.750%, 4/15/2019	433,575
	United Air Lines, Inc.
95,871	10.400%, 11/1/2016	110,252

	Total	1,261,850

Utilities (2.3%)
	Access Midstream Partners, LP
410,000	4.875%, 5/15/2023	380,275
	AES Corporation
410,000	7.375%, 7/1/2021	449,975
	Atlas Pipeline Partners, LP
410,000	4.750%, 11/15/2021[e]	369,000
	CenterPoint Energy, Inc.
140,000	6.500%, 5/1/2018	165,574
	DCP Midstream Operating, LP
200,000	2.500%, 12/1/2017	197,420
	Electricite de France SA
1,000,000	5.250%, 1/29/2049[e,h]	956,000
	ENEL Finance International NV
200,000	5.125%, 10/7/2019[e]	207,706
	Energy Transfer Partners, LP
80,000	5.200%, 2/1/2022	84,662
80,000	6.500%, 2/1/2042	85,314
	Enterprise Products Operating, LLC
700,000	7.034%, 1/15/2068	785,750
	Exelon Generation Company, LLC
200,000	5.200%, 10/1/2019	219,941
	ITC Holdings Corporation
200,000	4.050%, 7/1/2023[c]	200,356
	National Rural Utilities Cooperative Finance Corporation
480,000	4.750%, 4/30/2043	466,800
	NiSource Finance Corporation
200,000	5.450%, 9/15/2020	223,028
350,000	6.125%, 3/1/2022	394,998
	NRG Energy, Inc.
230,000	8.250%, 9/1/2020	247,825
180,000	6.625%, 3/15/2023[e]	180,000
	PPL Capital Funding, Inc.
200,000	4.200%, 6/15/2022	201,061
	Southern California Edison Company
700,000	6.250%, 8/1/2049[h]	735,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Utilities (2.3%) - continued
	TransCanada PipeLines, Ltd.
$ 400,000	6.350%, 5/15/2067	$417,136

	Total	6,967,821

	Total Long-Term Fixed Income (cost $136,799,530)	140,292,405

Shares	Common Stock (36.2%)
Consumer Discretionary (3.8%)
36,400	Apollo Group, Inc.[f,i]	645,008
21,700	Brown Shoe Company, Inc.	467,201
32,000	Comcast Corporation	1,340,160
15,200	Expedia, Inc.	914,280
31,200	General Motors Company[i]	1,039,272
10,200	Hanesbrands, Inc.	524,484
21,300	Home Depot, Inc.	1,650,111
105	Lear Corporation	6,348
11	Lear Corporation Warrants, $0.01, expires 11/9/2014[i]	1,199
32,400	Lowe’s Companies, Inc.	1,325,160
7,700	Macy’s, Inc.	369,600
6,000	Sherwin-Williams Company	1,059,600
7,600	Target Corporation	523,336
18,900	Thomson Reuters Corporation[f]	615,573
23,400	TJX Companies, Inc.	1,171,404

	Total	11,652,736

Consumer Staples (3.2%)
25,300	Coca-Cola Company	1,014,783
4,400	Colgate-Palmolive Company	252,076
22,500	CVS Caremark Corporation	1,286,550
6,300	Energizer Holdings, Inc.	633,213
10,900	General Mills, Inc.	528,977
20,500	Kraft Foods Group, Inc.	1,145,335
5,600	PepsiCo, Inc.	458,024
2,400	Philip Morris International, Inc.	207,888
22,300	Procter & Gamble Company	1,716,877
6,800	Reynolds American, Inc.	328,916
8,000	Universal Corporation[f]	462,800
4,900	Walgreen Company	216,580
19,600	Wal-Mart Stores, Inc.	1,460,004

	Total	9,712,023

Energy (3.9%)
43,800	C&J Energy Services, Inc.[f,i]	848,406
21,100	Chevron Corporation	2,496,974
25,100	ConocoPhillips	1,518,550
3,700	CVR Energy, Inc.	175,380
5,600	Diamond Offshore Drilling, Inc.[f]	385,224
31,500	Exxon Mobil Corporation	2,846,025
20,800	HollyFrontier Corporation	889,824
17,800	Marathon Petroleum Corporation	1,264,868
19,300	Phillips 66	1,136,963
7,900	Transocean, Ltd.	378,805

	Total	11,941,019

Financials (11.5%)
15,500	ACE, Ltd.	1,386,940
5,600	Aflac, Inc.	325,472
106,800	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,799,580
11,200	American Capital Mortgage Investment Corporation	201,264
8,400	AmTrust Financial Services, Inc.[f]	299,880
71,500	Annaly Capital Management, Inc.	898,755
115,400	Ares Capital Corporation	1,984,880
22,600	Aspen Insurance Holdings, Ltd.	838,234
422,520	BlackRock Enhanced Equity Dividend Trust	3,215,377
85,200	CapitalSource, Inc.	799,176
29,100	CBOE Holdings, Inc.	1,357,224
290,700	Chimera Investment Corporation	872,100
38,600	Dynex Capital, Inc.	393,334
239,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,215,530
100,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,266,000
23,600	iShares S&P National Municipal Bond Fund	2,478,944
27,000	iShares S&P U.S. Preferred Stock Index Fund	1,060,560
27,400	J.P. Morgan Chase & Company	1,446,446
1,100	MasterCard, Inc.	631,950
10,800	Montpelier Re Holdings, Inc.	270,108
11,800	PartnerRe, Ltd.	1,068,608
6,000	RenaissanceRe Holdings, Ltd.	520,740
20,400	Retail Properties of America, Inc.	291,312
7,067	Silver Bay Realty Trust Corporation REIT[f]	117,030
93,000	Solar Capital, Ltd.	2,147,370
16,900	Travelers Companies, Inc.	1,350,648
144,750	Two Harbors Investment Corporation	1,483,687
16,000	U.S. Bancorp	578,400
25,000	Vanguard High Dividend Yield ETF	1,411,000
63,500	Wells Fargo & Company	2,620,645

	Total	35,331,194

Health Care (3.1%)
27,700	AbbVie, Inc.	1,145,118
2,400	Amgen, Inc.	236,784
19,700	Bristol-Myers Squibb Company	880,393
19,400	Eli Lilly and Company	952,928
11,400	Johnson & Johnson	978,804
32,500	Medtronic, Inc.	1,672,775
127,661	PDL BioPharma, Inc.[f]	985,543
101,953	Pfizer, Inc.	2,855,704

	Total	9,708,049

Industrials (3.6%)

13,000	3M Company	1,421,550
10,400	ADT Corporation[i]	414,440
2,700	Copa Holdings SA	354,024
68,300	Delta Air Lines, Inc.[i]	1,277,893
10,200	Dun & Bradstreet Corporation[f]	993,990
77,200	Exelis, Inc.	1,064,588
9,100	Lockheed Martin Corporation	986,986
19,900	Northrop Grumman Corporation	1,647,720
18,000	Raytheon Company	1,190,160
31,700	Republic Services, Inc.	1,075,898

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (36.2%)	Value
Industrials (3.6%) - continued
3,800	Union Pacific Corporation	$586,264

	Total	11,013,513

Information Technology (3.6%)
8,100	Accenture plc	582,876
35,100	Activision Blizzard, Inc.	500,526
29,600	AOL, Inc.[i]	1,079,808
76,500	Cisco Systems, Inc.	1,859,715
19,200	Computer Sciences Corporation	840,384
1,700	International Business Machines Corporation	324,887
13,800	j2 Global, Inc.[f]	586,638
36,000	Microsoft Corporation	1,243,080
11,600	Oracle Corporation	356,352
31,000	Seagate Technology plc	1,389,730
19,000	Western Digital Corporation	1,179,710
64,200	Western Union Company	1,098,462

	Total	11,042,168

Materials (0.7%)
2,600	CF Industries Holdings, Inc.	445,900
6,200	Monsanto Company	612,560
5,100	PPG Industries, Inc.	746,691
5,100	Schweitzer-Mauduit International, Inc.	254,388

	Total	2,059,539

Telecommunications Services (1.1%)
39,700	AT&T, Inc.	1,405,380
39,300	Verizon Communications, Inc.	1,978,362

	Total	3,383,742

Utilities (1.7%)
30,600	American Electric Power Company, Inc.	1,370,268
4,300	American States Water Company	230,781
14,600	CenterPoint Energy, Inc.	342,954
11,600	Consolidated Edison, Inc.	676,396
6,800	Laclede Group, Inc.	310,488
10,800	PG&E Corporation	493,884
4,100	Pinnacle West Capital Corporation	227,427
25,400	Southern Company	1,120,902
14,300	Wisconsin Energy Corporation	586,157

	Total	5,359,257

	Total Common Stock (cost $103,742,239)	111,203,240

	Preferred Stock (2.6%)
Financials (2.6%)
39,710	Annaly Capital Management, Inc., 7.500%[h]	978,057
800	Bank of America Corporation, Convertible, 7.250%[h]	888,400
10,980	CoBank ACB, 6.250%[e,h]	1,127,853
16,000	Countrywide Capital V, 7.000%	402,560
20,000	DDR Corporation, 6.250%[h]	474,200
6,000	ING Groep NV, 8.500%[h]	151,860
10,500	PNC Financial Services Group, Inc., 6.125%[h]	282,345
8,000	Royal Bank of Scotland Group plc, 7.250%[h]	191,680
10,000	State Street Corporation, 5.250%[h]	250,000
42,000	The Allstate Corporation, 5.100%	1,074,780
19,600	The Goldman Sachs Group, Inc., 5.500%[h]	473,144
28,000	U.S. Bancorp, 6.500%[h]	786,800
800	Wells Fargo & Company, Convertible, 7.500%[h]	955,200

	Total	8,036,879

	Total Preferred Stock (cost $7,938,067)	8,036,879

	Collateral Held for Securities Loaned (3.6%)
11,027,628	Thrivent Cash Management Trust	11,027,628

	Total Collateral Held for Securities Loaned (cost $11,027,628)	11,027,628

Shares or Principal Amount	Short-Term Investments (15.3%)
	Federal Home Loan Bank Discount Notes
900,000	0.093%, 11/22/2013[j,k]	899,661
	Thrivent Cash Management Trust
46,284,441	0.080%	46,284,441

	Total Short-Term Investments (at amortized cost)	47,184,102

	Total Investments (cost $339,697,697) 114.1%	$350,627,770

	Other Assets and Liabilities, Net (14.1%)	(43,218,590)

	Total Net Assets 100.0%	$307,409,180

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $21,179,442 or 6.9% of total net assets.
f	All or a portion of the security is on loan.
g	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At June 28, 2013, $899,661 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$15,487,563
Gross unrealized depreciation	(4,624,663)

Net unrealized appreciation (depreciation)	$10,862,900

Cost for federal income tax purposes	$339,764,870

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,296,858	—	2,296,858	—
Capital Goods	1,185,817	—	1,185,817	—
Communications Services	10,518,806	—	10,518,806	—
Consumer Cyclical	5,677,585	—	5,677,585	—
Consumer Non-Cyclical	3,701,915	—	3,701,915	—
Energy	1,195,875	—	1,195,875	—
Financials	1,171,081	—	1,171,081	—
Technology	2,793,508	—	2,793,508	—
Transportation	2,286,111	—	2,286,111	—
Utilities	2,055,960	—	2,055,960	—
Long-Term Fixed Income
Asset-Backed Securities	4,270,183	—	4,270,183	—
Basic Materials	2,611,609	—	2,611,609	—
Capital Goods	2,406,308	—	2,406,308	—
Collateralized Mortgage Obligations	43,691,523	—	43,691,523	—
Commercial Mortgage-Backed Securities	1,769,499	—	1,769,499	—
Communications Services	5,904,128	—	5,904,128	—
Consumer Cyclical	5,056,186	—	5,056,186	—
Consumer Non-Cyclical	7,323,128	—	7,323,128	—
Energy	6,224,585	—	6,224,585	—
Financials	24,981,325	—	24,981,325	—
Foreign Government	266,388	—	266,388	—
Mortgage-Backed Securities	26,016,194	—	26,016,194	—
Technology	1,541,678	—	1,541,678	—
Transportation	1,261,850	—	1,261,850	—
Utilities	6,967,821	—	6,967,821	—
Common Stock
Consumer Discretionary	11,652,736	11,652,736	—	—
Consumer Staples	9,712,023	9,712,023	—	—
Energy	11,941,019	11,941,019	—	—
Financials	35,331,194	35,331,194	—	—
Health Care	9,708,049	9,708,049	—	—
Industrials	11,013,513	11,013,513	—	—
Information Technology	11,042,168	11,042,168	—	—
Materials	2,059,539	2,059,539	—	—
Telecommunications Services	3,383,742	3,383,742	—	—
Utilities	5,359,257	5,359,257	—	—
Preferred Stock
Financials	8,036,879	6,909,026	1,127,853	—
Collateral Held for Securities Loaned	11,027,628	11,027,628	—	—
Short-Term Investments	47,184,102	46,284,441	899,661	—

Total	$350,627,770	$175,424,335	$175,203,435	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	125,397	125,397	—	—

Total Asset Derivatives	$125,397	$125,397	$—	$—

Liability Derivatives
Futures Contracts	81,727	81,727	—	—

Total Liability Derivatives	$81,727	$81,727	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	26	September 2013	$3,209,861	$3,147,219	($62,642)
10-Yr. U.S. Treasury Bond Futures	(5)	September 2013	(652,407)	(632,813)	19,594
S&P 500 Index Futures	(24)	September 2013	(9,701,603)	(9,595,800)	105,803
S&P 500 Index Mini-Futures	19	September 2013	1,538,420	1,519,335	(19,085)
Total Futures Contracts					$43,670

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	19,594
Total Interest Rate Contracts		19,594
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	105,803
Total Equity Contracts		105,803

Total Asset Derivatives		$125,397

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	62,642
Total Interest Rate Contracts		62,642
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	19,085
Total Equity Contracts		19,085

Total Liability Derivatives		$81,727

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	9,024
Futures	Net realized gains/(losses) on Futures contracts	(870,600)
Total Equity Contracts		(861,576)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(2,089)
Total Interest Rate Contracts		(2,089)

Total		($863,665)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(42,016)
Total Interest Rate Contracts		(42,016)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	130,706
Total Equity Contracts		130,706

Total		$88,690

The following table presents Diversified Income Plus Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$9,754,771	3.6%	1
Interest Rate Contracts	3,914,266	1.4	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust-Collateral Investment	$2,814,386	$30,905,801	$22,692,559	11,027,628	$11,027,628	$27,170
Cash Management Trust-Short Term Investment	35,501,783	69,918,743	59,136,085	46,284,441	46,284,441	17,438
Total Value and Income Earned	38,316,169				57,312,069	44,608

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (4.6%)[a]	Value
Basic Materials (0.3%)
	Arch Coal, Inc., Term Loan
$ 1,588,954	5.750%, 5/16/2018	$1,580,517
	FMG Resources August 2006 Pty., Ltd., Term Loan
1,637,625	5.250%, 10/18/2017	1,626,620
	Ineos Group Holdings, Ltd., Term Loan
1,572,546	4.000%, 5/4/2018	1,538,642

	Total	4,745,779

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
1,592,000	4.250%, 10/9/2019	1,585,234
	Berry Plastics Group, Inc., Term Loan
1,596,000	3.500%, 2/8/2020	1,576,944

	Total	3,162,178

Communications Services (1.6%)
	Charter Communications Operating, LLC, Term Loan
960,000	3.000%, 12/31/2020	950,535
	Clear Channel Communications, Inc., Term Loan
405,107	3.854%, 1/29/2016	369,409
1,194,893	6.945%, 1/30/2019	1,086,683
	Cumulus Media Holdings, Inc., Term Loan
1,524,307	4.500%, 9/17/2018	1,523,667
	Hargray Communications Group, Inc., Term Loan
1,580,000	0.000%, 6/25/2019[b,c]	1,574,075
	Intelsat Jackson Holdings SA, Term Loan
1,857,043	4.250%, 4/2/2018	1,857,043
	Level 3 Financing, Inc., Term Loan
1,600,000	4.750%, 8/1/2019	1,598,496
	McGraw-Hill Global Education Holdings, LLC, Term Loan
798,000	9.000%, 3/22/2019	783,836
	NEP Broadcasting, LLC, Term Loan
1,592,000	4.750%, 1/22/2020	1,598,639
	TNS, Inc., Term Loan
1,580,185	5.000%, 2/14/2020	1,582,824
	Univision Communications, Inc., Term Loan
638,400	4.500%, 2/28/2020	631,856
1,020,743	4.500%, 3/1/2020	1,010,280
	Van Wagner Communications, Inc., Term Loan
633,600	8.250%, 8/3/2018	641,520
	Virgin Media Investment Holdings, Ltd., Term Loan
1,600,000	3.500%, 6/7/2020	1,580,896
	Visant Corporation, Term Loan
1,252,654	5.250%, 12/22/2016	1,191,361
	WideOpenWest Finance, LLC, Term Loan
1,596,000	4.750%, 4/1/2019	1,597,995
	Yankee Cable Acquisition, LLC, Term Loan
1,570,257	5.250%, 3/1/2020	1,574,733
	Zayo Group, LLC, Term Loan
1,591,960	4.500%, 7/2/2019	1,589,301

	Total	22,743,149

Consumer Cyclical (0.5%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,466,751	4.250%, 2/23/2017	1,464,551
	Chrysler Group, LLC, Term Loan
1,580,000	0.000%, 5/24/2017[b,c]	1,585,435
	MGM Resorts International, Term Loan
955,200	3.500%, 12/20/2019	948,036
	ROC Finance, LLC, Term Loan
1,600,000	2.273%, 3/27/2019[b,c]	1,597,328
	Toys R Us, Inc., Term Loan
1,546,662	5.250%, 5/25/2018	1,483,512

	Total	7,078,862

Consumer Non-Cyclical (0.6%)
	Albertson’s, Inc., Term Loan
1,596,000	4.750%, 3/21/2019	1,584,030
	Bausch & Lomb, Inc., Term Loan
1,584,030	4.000%, 5/18/2019	1,580,735
	Biomet, Inc., Term Loan
1,042,125	3.963%, 7/25/2017	1,036,049
	CHS/Community Health Systems, Inc., Term Loan
1,600,000	3.773%, 1/25/2017	1,599,824
	Michael Foods, Inc., Term Loan
1,261,222	4.250%, 2/25/2018	1,267,528
	Roundy’s Supermarkets, Inc., Term Loan
1,579,537	5.750%, 2/13/2019	1,538,738

	Total	8,606,904

Energy (0.2%)
	Chesapeake Energy Corporation, Term Loan
1,930,000	5.750%, 12/2/2017	1,953,720
	Offshore Group Investment, Ltd., Term Loan
798,000	5.750%, 3/28/2019	799,995

	Total	2,753,715

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
1,592,000	4.000%, 10/12/2019	1,588,020

	Total	1,588,020

Technology (0.5%)
	First Data Corporation Extended, Term Loan
1,600,000	4.193%, 3/23/2018	1,558,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (4.6%)[a]	Value
Technology (0.5%) - continued
	Freescale Semiconductor Inc., Term Loan
$1,596,000	5.000%, 3/1/2020	$1,581,748
	Infor US, Inc., Term Loan
1,152,942	5.250%, 4/5/2018	1,154,140
	SunGard Data Systems, Inc., Term Loan
1,615,950	4.500%, 1/31/2020	1,618,988
500,000	4.000%, 3/8/2020	499,125
	Syniverse Holdings, Inc., Term Loan
633,600	5.000%, 4/23/2019	630,831

	Total	7,042,832

Transportation (0.3%)
	American Airlines, Inc., Term Loan
1,580,000	0.000%, 6/21/2019[b,c]	1,577,535
	American Petroleum Tankers Parent, LLC, Term Loan
800,000	4.750%, 10/2/2019	797,000
	Delta Air Lines, Inc., Term Loan
2,505,375	4.250%, 4/20/2017	2,512,415

	Total	4,886,950

Utilities (0.3%)
	Calpine Corporation, Term Loan
1,281,794	4.000%, 4/1/2018	1,278,589
1,290,250	4.500%, 10/9/2019	1,287,837
	NGPL PipeCo, LLC, Term Loan
1,525,714	6.750%, 9/15/2017	1,512,365
	Total	4,078,791

	Total Bank Loans (cost $66,703,816)	66,687,180

	Long-Term Fixed Income (93.0%)

Asset-Backed Securities (0.7%)
	GMAC Mortgage Corporation Loan Trust
3,822,894	0.373%, 8/25/2035[d,e]	3,105,669
4,465,158	0.373%, 12/25/2036[d,e]	3,746,188
	IndyMac Seconds Asset-Backed Trust
725,959	0.363%, 10/25/2036[d,e]	163,536
	Renaissance Home Equity Loan Trust
2,810,071	5.746%, 5/25/2036	2,082,181
2,000,000	6.011%, 5/25/2036	1,435,208

	Total	10,532,782

Basic Materials (4.6%)
	Agrium, Inc.
1,910,000	3.500%, 6/1/2023[f]	1,837,256
	Alcoa, Inc.
2,000,000	6.750%, 1/15/2028	1,987,468
	ArcelorMittal
4,000,000	6.125%, 6/1/2018	4,120,000
2,750,000	5.750%, 8/5/2020	2,722,500
	Ashland, Inc.
3,200,000	3.000%, 3/15/2016[g]	3,216,000
	Barrick Gold Corporation
1,920,000	4.100%, 5/1/2023[g]	1,604,076
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,706,374
1,620,000	5.250%, 11/15/2041	1,608,772
	Freeport-McMoRan Copper & Gold, Inc.
4,475,000	3.100%, 3/15/2020[g]	4,136,305
1,275,000	3.875%, 3/15/2023[g]	1,153,992
	Georgia-Pacific, LLC
2,190,000	5.400%, 11/1/2020[g]	2,442,071
1,900,000	3.734%, 7/15/2023[g]	1,848,037
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[g]	2,836,191
	Inmet Mining Corporation
1,920,000	7.500%, 6/1/2021[g]	1,838,400
	International Paper Company
1,250,000	7.300%, 11/15/2039	1,500,201
	LyondellBasell Industries NV
3,170,000	6.000%, 11/15/2021	3,562,148
	NOVA Chemicals Corporation
1,250,000	8.625%, 11/1/2019	1,370,313
	Rio Tinto Finance USA plc
2,850,000	2.250%, 12/14/2018	2,769,525
	Rio Tinto Finance USA, Ltd.
3,285,000	6.500%, 7/15/2018	3,887,141
1,920,000	4.125%, 5/20/2021	1,951,839
	Teck Resources, Ltd.
3,220,000	2.500%, 2/1/2018	3,129,685
3,870,000	3.750%, 2/1/2023	3,555,694
	Vale SA
1,930,000	5.625%, 9/11/2042[f]	1,683,715
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,085,205
	Xstrata Finance Canada, Ltd.
2,560,000	2.450%, 10/25/2017[g]	2,482,639
2,560,000	4.000%, 10/25/2022[g]	2,324,150
	Yara International ASA
50,000	7.875%, 6/11/2019[g]	60,702

	Total	65,420,399

Capital Goods (2.7%)
	BAE Systems plc
3,880,000	4.750%, 10/11/2021[g]	4,103,119
	Case New Holland, Inc.
1,635,000	7.875%, 12/1/2017	1,851,638
	CNH Capital, LLC
450,000	6.250%, 11/1/2016	479,250
	Eaton Corporation
5,135,000	2.750%, 11/2/2022[g]	4,803,890
	Masco Corporation
1,625,000	5.950%, 3/15/2022	1,706,250
	Northrop Grumman Corporation
3,815,000	3.250%, 8/1/2023	3,610,169
	Republic Services, Inc.
630,000	5.500%, 9/15/2019	713,041
1,600,000	5.000%, 3/1/2020	1,751,552
2,200,000	5.250%, 11/15/2021	2,415,415
3,170,000	3.550%, 6/1/2022	3,085,158

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value
Capital Goods (2.7%) - continued
	Reynolds Group Issuer, Inc.
$1,940,000	9.875%, 8/15/2019	$2,075,800
	Roper Industries, Inc.
2,685,000	2.050%, 10/1/2018	2,633,416
	Textron, Inc.
2,500,000	6.200%, 3/15/2015	2,691,062
2,360,000	5.600%, 12/1/2017	2,587,896
	United Rentals North America, Inc.
1,300,000	5.750%, 7/15/2018	1,365,000
320,000	6.125%, 6/15/2023[f]	318,400
	Waste Management, Inc.
2,415,000	2.900%, 9/15/2022	2,219,453

	Total	38,410,509

Collateralized Mortgage Obligations (1.2%)
	Bear Stearns Mortgage Funding Trust
653,901	0.473%, 8/25/2036[e]	332,277
	CitiMortgage Alternative Loan Trust
2,633,300	5.750%, 4/25/2037	2,360,921
	Countrywide Alternative Loan Trust
3,481,979	6.000%, 1/25/2037	2,762,846
	Deutsche Alt-A Securities Mortgage Loan Trust
2,631,539	0.939%, 4/25/2047[e]	2,067,002
	HomeBanc Mortgage Trust
2,617,989	2.455%, 4/25/2037	1,754,993
	Wachovia Mortgage Loan Trust, LLC
2,659,628	2.985%, 5/20/2036	2,191,608
	WaMu Mortgage Pass Through Certificates
746,617	0.483%, 10/25/2045[e]	674,850
	Washington Mutual Alternative Mortgage Pass Through Certificates
4,900,446	0.919%, 2/25/2047[e]	2,989,806

	Total	15,134,303

Commercial Mortgage-Backed Securities (1.2%)
	Bear Stearns Commercial Mortgage Securities, Inc.
118,717	0.343%, 3/15/2022[e,g]	118,684
3,500,000	5.331%, 2/11/2044	3,832,217
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	2,091,588
	Commercial Mortgage Pass- Through Certificates
1,466,655	0.323%, 12/15/2020[e,g]	1,433,674
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,543,427
	Credit Suisse Mortgage Capital Certificates
2,956,723	0.363%, 10/15/2021[e,g]	2,907,041
3,124,040	5.467%, 9/15/2039	3,441,637
	Federal Home Loan Mortgage Corporation
100,000	5.250%, 4/18/2016	112,568
	Wachovia Bank Commercial Mortgage Trust
1,620	5.230%, 7/15/2041	1,618

	Total	17,482,454

Communications Services (7.9%)
	AMC Networks, Inc.
650,000	4.750%, 12/15/2022	627,250
	America Movil SAB de CV
3,160,000	5.000%, 3/30/2020	3,391,596
	American Tower Corporation
3,900,000	4.500%, 1/15/2018	4,159,381
1,280,000	5.900%, 11/1/2021	1,424,061
1,090,000	3.500%, 1/31/2023	998,086
	AT&T, Inc.
2,560,000	1.400%, 12/1/2017	2,488,812
2,600,000	4.450%, 5/15/2021	2,800,314
2,255,000	5.550%, 8/15/2041	2,347,917
	CC Holdings GS V, LLC
1,280,000	3.849%, 4/15/2023	1,206,984
	CCO Holdings, LLC
1,280,000	7.000%, 1/15/2019	1,356,800
	CenturyLink, Inc.
945,000	5.150%, 6/15/2017	994,613
1,600,000	6.150%, 9/15/2019	1,664,000
1,920,000	5.625%, 4/1/2020	1,939,200
2,700,000	5.800%, 3/15/2022	2,659,500
	Clear Channel Worldwide Holdings, Inc.
2,570,000	6.500%, 11/15/2022[g]	2,647,100
	Comcast Corporation
1,900,000	6.300%, 11/15/2017	2,244,947
2,900,000	5.700%, 5/15/2018	3,380,115
2,570,000	3.125%, 7/15/2022	2,504,020
2,700,000	6.400%, 5/15/2038	3,222,655
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[g]	2,509,573
1,800,000	3.250%, 12/15/2022[g]	1,693,487
2,500,000	8.375%, 3/1/2039[g]	3,388,378
	Crown Castle Towers, LLC
5,050,000	4.174%, 8/15/2017[g]	5,337,143
	DIRECTV Holdings, LLC
1,920,000	1.750%, 1/15/2018	1,853,614
3,875,000	5.000%, 3/1/2021	4,081,720
2,030,000	3.800%, 3/15/2022	1,949,998
	Discovery Communications, LLC
1,920,000	4.375%, 6/15/2021	2,015,512
1,925,000	3.300%, 5/15/2022	1,840,700
	Hughes Satellite Systems Corporation
3,220,000	6.500%, 6/15/2019	3,413,200
	Intelsat Jackson Holdings SA
1,290,000	7.250%, 4/1/2019	1,349,663
1,900,000	7.500%, 4/1/2021	1,995,000
	NBC Universal Enterprise, Inc.
1,920,000	1.974%, 4/15/2019[g]	1,868,653

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value
Communications Services (7.9%) - continued
	NBCUniversal Media, LLC
$3,750,000	5.150%, 4/30/2020	$4,269,341
4,510,000	4.375%, 4/1/2021	4,864,910
	News America, Inc.
1,900,000	7.625%, 11/30/2028	2,316,161
2,140,000	6.400%, 12/15/2035	2,390,361
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,410,593
	Qwest Corporation
3,200,000	6.500%, 6/1/2017	3,621,347
	SBA Tower Trust
60,000	4.254%, 4/15/2015[g]	62,107
3,500,000	5.101%, 4/17/2017[g]	3,827,933
	Sirius XM Radio, Inc.
1,300,000	5.250%, 8/15/2022[g]	1,261,000
	Sprint Nextel Corporation
650,000	7.000%, 3/1/2020[g]	702,000
	Telefonica Emisiones SAU
2,555,000	3.192%, 4/27/2018	2,474,793
2,560,000	5.462%, 2/16/2021	2,639,217
	Time Warner Cable, Inc.
2,500,000	8.250%, 4/1/2019	3,009,985
	UPCB Finance VI, Ltd.
2,600,000	6.875%, 1/15/2022[g]	2,691,000

	Total	113,894,740

Consumer Cyclical (5.5%)
	American Honda Finance
	Corporation
4,400,000	3.875%, 9/21/2020[g]	4,604,838
	Daimler Finance North America, LLC
2,260,000	3.875%, 9/15/2021[g]	2,307,207
	Ford Motor Credit Company, LLC
3,900,000	3.875%, 1/15/2015	4,019,902
2,560,000	1.525%, 5/9/2016[e]	2,577,897
3,200,000	3.984%, 6/15/2016	3,352,416
3,250,000	4.250%, 2/3/2017	3,395,684
630,000	6.625%, 8/15/2017	713,030
2,575,000	4.250%, 9/20/2022	2,530,880
	General Motors Financial Company, Inc.
2,410,000	4.750%, 8/15/2017[g]	2,470,250
	Home Depot, Inc.
1,600,000	2.700%, 4/1/2023	1,516,891
	Hyundai Motor Manufacturing Czech
2,525,000	4.500%, 4/15/2015[g]	2,634,431
	Johnson Controls, Inc.
3,150,000	5.250%, 12/1/2041	3,151,206
	KIA Motors Corporation
3,260,000	3.625%, 6/14/2016[g]	3,380,082
	Macy’s Retail Holdings, Inc.
3,210,000	7.450%, 7/15/2017	3,841,535
3,570,000	3.875%, 1/15/2022	3,579,318
1,925,000	2.875%, 2/15/2023	1,775,551
	Marriott International, Inc.
3,250,000	3.000%, 3/1/2019	3,278,737
	MGM Resorts International
1,920,000	7.625%, 1/15/2017	2,097,600
	QVC, Inc.
2,235,000	4.375%, 3/15/2023[g]	2,084,743
	Royal Caribbean Cruises, Ltd.
2,560,000	5.250%, 11/15/2022[f]	2,508,800
	Sheraton Holding Corporation
1,290,000	7.375%, 11/15/2015	1,462,878
	Spencer Spirit Holdings, Inc.
50,000	11.000%, 5/1/2017[g]	53,750
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,187,375
3,210,000	3.125%, 2/15/2023	2,970,836
	Time Warner, Inc.
710,000	3.400%, 6/15/2022[f]	688,181
1,600,000	7.700%, 5/1/2032	2,034,278
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,260,000
960,000	4.375%, 4/15/2023[f]	892,800
	Toys R Us Property Company II, LLC
2,570,000	8.500%, 12/1/2017	2,669,587
	Western Union Company
1,930,000	2.875%, 12/10/2017	1,934,964
	Wyndham Worldwide Corporation
1,920,000	2.500%, 3/1/2018	1,885,657
1,270,000	5.625%, 3/1/2021	1,360,936
3,220,000	4.250%, 3/1/2022	3,135,971

	Total	79,358,211

Consumer Non-Cyclical (7.9%)
	Altria Group, Inc.
1,595,000	4.750%, 5/5/2021	1,708,181
2,500,000	9.950%, 11/10/2038	3,700,030
	Anheuser-Busch InBev Worldwide, Inc.
2,550,000	5.375%, 1/15/2020	2,939,826
2,525,000	5.000%, 4/15/2020	2,866,216
	Biomet, Inc.
2,480,000	6.500%, 8/1/2020	2,555,950
	Boston Scientific Corporation
3,800,000	4.500%, 1/15/2015	3,975,571
	Bunge Limited Finance Corporation
2,220,000	5.100%, 7/15/2015	2,386,773
1,920,000	3.200%, 6/15/2017	1,964,223
	Cargill, Inc.
1,950,000	3.250%, 11/15/2021[g]	1,901,260
	Celgene Corporation
2,250,000	1.900%, 8/15/2017	2,233,847
2,500,000	3.950%, 10/15/2020	2,589,872
	ConAgra Foods, Inc.
1,895,000	2.100%, 3/15/2018[f]	1,877,123
2,080,000	3.200%, 1/25/2023	1,989,044
	Covidien International Finance SA
2,560,000	2.950%, 6/15/2023	2,420,050
	Energizer Holdings, Inc.
1,450,000	4.700%, 5/24/2022	1,476,506

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value
Consumer Non-Cyclical (7.9%) - continued
	Express Scripts Holding Company
$2,235,000	3.125%, 5/15/2016	$2,324,078
3,235,000	4.750%, 11/15/2021	3,460,968
	Fresenius Medical Care US Finance II, Inc.
710,000	5.625%, 7/31/2019[g]	738,400
	Fresenius Medical Care US Finance, Inc.
1,290,000	6.500%, 9/15/2018[g]	1,402,875
	Gilead Sciences, Inc.
3,200,000	4.400%, 12/1/2021	3,436,272
	Grifols, Inc.
1,930,000	8.250%, 2/1/2018	2,074,750
	HCA, Inc.
1,220,000	8.500%, 4/15/2019	1,309,212
2,560,000	4.750%, 5/1/2023	2,451,200
	Health Management Associates, Inc.
2,530,000	7.375%, 1/15/2020	2,773,513
	Heineken NV
2,570,000	2.750%, 4/1/2023[g]	2,356,163
	Imperial Tobacco Finance plc
3,200,000	3.500%, 2/11/2023[g]	3,008,512
	Koninklijke Philips Electronics NV
2,765,000	3.750%, 3/15/2022	2,773,408
	Kraft Foods Group, Inc.
1,923,000	6.125%, 8/23/2018	2,257,887
1,600,000	6.875%, 1/26/2039	1,941,038
	Mallinckrodt International Finance SA
2,560,000	3.500%, 4/15/2018[g]	2,530,703
	Medtronic, Inc.
3,835,000	2.750%, 4/1/2023	3,584,532
	Mylan, Inc.
1,580,000	2.600%, 6/24/2018[g]	1,557,270
3,845,000	7.875%, 7/15/2020[g]	4,436,930
2,240,000	3.125%, 1/15/2023[g]	2,047,721
	Pernod-Ricard SA
5,130,000	5.750%, 4/7/2021[g]	5,698,902
	Reynolds American, Inc.
3,180,000	3.250%, 11/1/2022	2,956,118
	SABMiller Holdings, Inc.
1,615,000	2.450%, 1/15/2017[g]	1,640,627
4,425,000	3.750%, 1/15/2022[g]	4,503,261
	Safeway, Inc.
1,610,000	5.000%, 8/15/2019	1,708,843
1,900,000	4.750%, 12/1/2021[f]	1,935,787
	Teva Pharmaceutical Finance IV BV
4,225,000	3.650%, 11/10/2021	4,225,389
	Thermo Fisher Scientific, Inc.
2,550,000	3.600%, 8/15/2021	2,500,920
	Tyson Foods, Inc.
3,205,000	4.500%, 6/15/2022	3,274,946
	Valeant Pharmaceuticals International
2,560,000	6.375%, 10/15/2020[g]	2,531,200

	Total	114,025,897

Energy (9.9%)
	BP Capital Markets plc
1,950,000	2.248%, 11/1/2016	1,996,882
	Buckeye Partners, LP
1,910,000	4.150%, 7/1/2023	1,858,325
	Cameron International Corporation
2,560,000	3.600%, 4/30/2022	2,550,661
	Canadian Oil Sands, Ltd.
2,600,000	4.500%, 4/1/2022[g]	2,641,543
	CenterPoint Energy Resources Corporation
4,600,000	6.125%, 11/1/2017	5,359,350
	Chevron Corporation
2,530,000	2.427%, 6/24/2020	2,515,582
	CNOOC Finance 2013, Ltd.
3,200,000	3.000%, 5/9/2023	2,890,742
	CNPC HK Overseas Capital, Ltd.
2,870,000	5.950%, 4/28/2041[g]	3,101,311
	Concho Resources, Inc.
1,930,000	6.500%, 1/15/2022	2,040,975
	DCP Midstream, LLC
1,750,000	5.850%, 5/21/2043[g]	1,680,000
	El Paso Pipeline Partners
	Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,130,700
	Enbridge Energy Partners, LP
2,230,000	5.200%, 3/15/2020	2,429,775
2,530,000	8.050%, 10/1/2037	2,877,151
	Encana Corporation
1,920,000	5.900%, 12/1/2017	2,177,028
1,280,000	5.150%, 11/15/2041	1,212,945
	Energy Transfer Partners, LP
4,240,000	6.700%, 7/1/2018	4,979,252
	EQT Corporation
1,300,000	8.125%, 6/1/2019	1,584,899
	Harvest Operations Corporation
1,920,000	6.875%, 10/1/2017	2,140,800
	Hess Corporation
3,180,000	5.600%, 2/15/2041	3,262,651
	Key Energy Services, Inc.
2,075,000	6.750%, 3/1/2021	1,992,000
	Kinder Morgan Energy Partners, LP
1,290,000	6.850%, 2/15/2020	1,535,807
4,450,000	5.800%, 3/1/2021	5,043,390
	Linn Energy, LLC
1,970,000	7.750%, 2/1/2021	1,974,925
	Lukoil International Finance BV
3,835,000	3.416%, 4/24/2018[g]	3,729,538
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,716,799
1,920,000	2.800%, 11/1/2022	1,776,307
	Marathon Petroleum Corporation
1,920,000	6.500%, 3/1/2041	2,192,794
	Markwest Energy Partners, LP
845,000	6.250%, 6/15/2022	870,350
	MEG Energy Corporation
1,920,000	6.375%, 1/30/2023[g]	1,862,400
	Newfield Exploration Company
1,125,000	5.625%, 7/1/2024	1,091,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value
Energy (9.9%) - continued
	Nexen, Inc.
$1,920,000	6.400%, 5/15/2037	$2,086,819
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	3,904,044
	Noble Holding International, Ltd.
2,560,000	3.950%, 3/15/2022	2,504,824
	Petrobras Global Finance BV
3,835,000	2.414%, 1/15/2019[e]	3,758,300
	Petrobras International Finance Company
3,200,000	5.375%, 1/27/2021	3,215,021
	Phillips 66
2,570,000	4.300%, 4/1/2022	2,655,388
	Pioneer Natural Resources Company
2,500,000	6.875%, 5/1/2018	2,951,637
2,560,000	3.950%, 7/15/2022	2,527,754
	QEP Resources, Inc.
1,940,000	5.375%, 10/1/2022	1,920,600
	Range Resources Corporation
1,280,000	5.000%, 3/15/2023	1,251,200
	Rowan Companies, Inc.
3,170,000	5.000%, 9/1/2017	3,426,130
2,125,000	4.875%, 6/1/2022	2,192,696
	Southwestern Energy Company
2,750,000	4.100%, 3/15/2022	2,738,271
	Spectra Energy Partners, LP
3,200,000	4.600%, 6/15/2021	3,260,061
	Suncor Energy, Inc.
1,940,000	6.850%, 6/1/2039	2,285,165
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	2,972,838
	The Williams Companies, Inc.
2,560,000	3.700%, 1/15/2023	2,378,452
	Transocean, Inc.
2,200,000	5.050%, 12/15/2016	2,392,335
1,920,000	7.375%, 4/15/2018	2,200,072
1,280,000	6.375%, 12/15/2021	1,438,674
	Valero Energy Corporation
3,125,000	6.125%, 2/1/2020	3,631,397
1,920,000	6.625%, 6/15/2037	2,206,397
	Weatherford International, Inc.
2,245,000	6.350%, 6/15/2017	2,507,818
	Weatherford International, Ltd.
4,500,000	6.000%, 3/15/2018	5,053,324

	Total	141,675,349

Financials (29.8%)
	Aegon NV
2,600,000	2.055%, 7/29/2049[e,h]	1,859,000
	American Express Credit Corporation
5,200,000	2.800%, 9/19/2016	5,398,749
	American International Group, Inc.
3,225,000	4.250%, 9/15/2014	3,344,464
1,950,000	3.800%, 3/22/2017	2,044,216
3,000,000	6.400%, 12/15/2020	3,479,058
	American Tower Trust I
3,200,000	1.551%, 3/15/2018[g]	3,144,566
	Associated Banc Corporation
3,180,000	5.125%, 3/28/2016	3,423,114
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,500,344
	AXA SA
2,580,000	8.600%, 12/15/2030	3,121,800
	Axis Specialty Finance, LLC
2,570,000	5.875%, 6/1/2020	2,850,464
	Banco do Brasil SA
1,950,000	9.250%, 10/31/2049[f,g,h]	2,120,625
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
1,445,000	4.125%, 11/9/2022[g]	1,354,687
	Bank of America Corporation
3,300,000	5.750%, 12/1/2017	3,667,537
3,840,000	1.343%, 3/22/2018[e]	3,799,953
3,880,000	7.625%, 6/1/2019	4,662,887
2,560,000	3.300%, 1/11/2023	2,419,576
1,950,000	5.875%, 2/7/2042	2,180,119
	BBVA Bancomer SA/Texas
3,535,000	6.750%, 9/30/2022[g]	3,817,800
	BBVA US Senior SAU
2,560,000	4.664%, 10/9/2015	2,637,115
	Berkshire Hathaway, Inc.
3,215,000	3.750%, 8/15/2021[f]	3,315,289
1,600,000	3.000%, 2/11/2023	1,540,475
	Boston Properties, LP
3,750,000	5.875%, 10/15/2019	4,325,287
	Capital One Financial Corporation
3,500,000	6.150%, 9/1/2016	3,905,692
	Cigna Corporation
3,220,000	4.000%, 2/15/2022	3,305,723
	CIT Group, Inc.
1,920,000	5.250%, 3/15/2018	1,972,800
	Citigroup, Inc.
3,210,000	6.000%, 8/15/2017	3,616,967
3,830,000	8.500%, 5/22/2019	4,825,903
2,560,000	4.050%, 7/30/2022	2,460,431
4,475,000	3.500%, 5/15/2023	4,019,141
3,840,000	5.950%, 12/29/2049[h]	3,821,184
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,570,808
1,300,000	5.875%, 8/15/2020	1,471,245
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,290,000	11.000%, 12/29/2049[g,h]	1,654,425
	CyrusOne, LP/CyrusOne Finance Corporation
1,920,000	6.375%, 11/15/2022[g]	1,968,000
	DDR Corporation
2,245,000	4.625%, 7/15/2022	2,268,772
	Deutsche Bank AG
3,180,000	4.296%, 5/24/2028	2,936,221
	Developers Diversified Realty Corporation
1,290,000	7.875%, 9/1/2020	1,573,488
	Discover Bank
2,200,000	7.000%, 4/15/2020	2,567,462

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value
Financials (29.8%) - continued
	Discover Financial Services
$1,920,000	6.450%, 6/12/2017	$2,181,107
	DnB Boligkreditt AS
4,475,000	1.450%, 3/21/2018[g]	4,344,778
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,050,129
	ERP Operating, LP
3,200,000	4.625%, 12/15/2021	3,389,610
	Essex Portfolio, LP
2,560,000	3.250%, 5/1/2023	2,358,218
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[g]	1,979,756
	Fifth Third Bancorp
3,210,000	0.692%, 12/20/2016[e]	3,150,474
	Fifth Third Capital Trust IV
1,950,000	6.500%, 4/15/2037	1,942,687
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	4,663,125
	General Electric Capital Corporation
3,225,000	3.800%, 6/18/2019[g]	3,357,151
1,900,000	6.000%, 8/7/2019	2,205,775
1,600,000	5.300%, 2/11/2021	1,755,154
3,200,000	1.273%, 3/15/2023[e]	3,171,021
1,550,000	6.750%, 3/15/2032	1,858,489
3,200,000	7.125%, 12/15/2049[h]	3,616,000
	Glitnir Banki HF
50,000	Zero Coupon, 1/21/2011[g,i]	14,375
	Goldman Sachs Group, Inc.
3,250,000	6.250%, 9/1/2017	3,682,913
2,560,000	2.375%, 1/22/2018	2,513,490
2,900,000	5.375%, 3/15/2020	3,146,657
3,275,000	5.250%, 7/27/2021	3,503,919
1,260,000	6.750%, 10/1/2037	1,290,699
	Hartford Financial Services Group, Inc.
3,200,000	5.125%, 4/15/2022	3,481,971
	HCP, Inc.
3,100,000	5.625%, 5/1/2017	3,452,296
800,000	3.750%, 2/1/2019	820,906
2,250,000	2.625%, 2/1/2020	2,107,809
	Health Care REIT, Inc.
1,285,000	2.250%, 3/15/2018	1,261,654
1,280,000	6.125%, 4/15/2020	1,454,084
3,150,000	4.950%, 1/15/2021	3,351,745
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,548,812
	HSBC Holdings plc
3,200,000	4.875%, 1/14/2022	3,453,869
2,600,000	4.000%, 3/30/2022	2,661,940
	HSBC USA, Inc.
1,900,000	5.000%, 9/27/2020	1,990,442
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,400,477
	Icahn Enterprises, LP
660,000	8.000%, 1/15/2018	693,000
	ING Bank NV
3,860,000	2.000%, 9/25/2015[g]	3,892,733
1,920,000	3.750%, 3/7/2017[g]	2,009,549
	ING US, Inc.
960,000	5.650%, 5/15/2053[g]	902,400
1,760,000	2.900%, 2/15/2018[g]	1,768,856
3,215,000	5.500%, 7/15/2022[g]	3,419,953
	International Lease Finance Corporation
1,950,000	4.875%, 4/1/2015	1,981,687
1,600,000	5.750%, 5/15/2016	1,644,214
1,280,000	2.224%, 6/15/2016[e]	1,270,400
1,875,000	6.750%, 9/1/2016[g]	2,025,000
	Itau Unibanco Holding SA/Cayman Island
3,210,000	5.125%, 5/13/2023[f,g]	2,997,338
	J.P. Morgan Chase & Company
3,840,000	1.176%, 1/25/2018[e]	3,831,552
3,200,000	3.375%, 5/1/2023	2,979,712
3,150,000	5.500%, 10/15/2040	3,316,522
2,050,000	5.150%, 5/29/2049[f,h]	1,952,625
	J.P. Morgan Chase Bank NA
3,215,000	5.875%, 6/13/2016	3,584,690
2,580,000	6.000%, 10/1/2017	2,938,855
	Kilroy Realty, LP
2,565,000	4.800%, 7/15/2018	2,735,242
1,280,000	3.800%, 1/15/2023	1,199,008
	Liberty Mutual Group, Inc.
1,920,000	5.000%, 6/1/2021[g]	2,025,291
3,535,000	4.950%, 5/1/2022[g]	3,629,335
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	3,135,323
1,875,000	4.750%, 10/1/2020	1,974,274
	Macquarie Bank, Ltd.
3,215,000	5.000%, 2/22/2017[g]	3,444,837
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,510,315
3,000,000	7.750%, 5/14/2038	3,431,652
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[g]	833,635
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[g]	2,970,000
	Mizuho Corporate Bank, Ltd.
3,225,000	2.550%, 3/17/2017[g]	3,250,829
2,560,000	3.500%, 3/21/2023[f,g]	2,468,035
	Morgan Stanley
2,580,000	5.375%, 10/15/2015	2,761,823
3,730,000	6.625%, 4/1/2018	4,227,787
3,195,000	2.125%, 4/25/2018	3,057,714
3,180,000	5.625%, 9/23/2019	3,417,963
3,400,000	5.500%, 1/26/2020	3,649,516
3,205,000	4.875%, 11/1/2022	3,166,223
2,860,000	4.100%, 5/22/2023	2,642,408
	Murray Street Investment Trust I
1,300,000	4.647%, 3/9/2017	1,376,359
	Nationwide Building Society
2,400,000	6.250%, 2/25/2020[g]	2,675,431
	Nordea Bank AB
3,170,000	4.875%, 5/13/2021[g]	3,253,054
	Omega Healthcare Investors, Inc.
2,960,000	5.875%, 3/15/2024	3,056,200
	ORIX Corporation
4,450,000	5.000%, 1/12/2016	4,718,780
	PNC Financial Services Group, Inc.
1,920,000	4.850%, 3/1/2049[h]	1,790,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value
Financials (29.8%) - continued
	Preferred Term Securities XXIII, Ltd.
$4,216,720	0.473%, 12/22/2036[e,j]	$3,173,419
	ProLogis, LP
2,550,000	6.250%, 3/15/2017[f]	2,849,176
1,930,000	6.875%, 3/15/2020	2,239,450
	Prudential Financial, Inc.
1,425,000	6.200%, 11/15/2040	1,627,793
1,930,000	5.875%, 9/15/2042	1,934,825
2,565,000	5.625%, 6/15/2043	2,513,700
	QBE Capital Funding III, Ltd.
2,240,000	7.250%, 5/24/2041[g]	2,365,440
	Rabobank Capital Funding Trust II
2,126,000	5.260%, 12/29/2049[g,h]	2,136,630
	RBS Capital Trust III
2,240,000	5.512%, 9/29/2049[f,h]	1,635,200
	Regions Bank
1,910,000	7.500%, 5/15/2018	2,227,837
	Reinsurance Group of America, Inc.
1,855,000	5.625%, 3/15/2017	2,040,450
1,930,000	6.450%, 11/15/2019	2,219,930
	Royal Bank of Scotland Group plc
2,565,000	6.125%, 12/15/2022	2,440,777
	Santander Holdings USA, Inc.
3,855,000	3.000%, 9/24/2015	3,952,655
	Simon Property Group, LP
1,250,000	10.350%, 4/1/2019	1,731,165
1,025,000	2.750%, 2/1/2023	940,933
	SLM Corporation
2,380,000	6.250%, 1/25/2016	2,522,800
4,515,000	6.000%, 1/25/2017	4,718,175
1,024,000	4.625%, 9/25/2017	1,008,640
	Societe Generale SA
3,200,000	6.625%, 12/11/2049[h]	3,217,856
	Standard Chartered plc
3,360,000	3.950%, 1/11/2023[g]	3,125,627
	State Street Corporation
2,240,000	3.100%, 5/15/2023	2,098,143
	Swedbank AB
3,855,000	2.125%, 9/29/2017[g]	3,831,446
2,560,000	1.750%, 3/12/2018[g]	2,487,296
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[g,h]	4,336,500
	TD Ameritrade Holding Corporation
3,775,000	5.600%, 12/1/2019	4,388,234
	U.S. Bank National Association
3,260,000	3.778%, 4/29/2020	3,413,924
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,525,843
	UnitedHealth Group, Inc.
2,500,000	6.500%, 6/15/2037	2,993,635
	Unum Group
2,500,000	7.125%, 9/30/2016	2,891,217
	Ventas Realty, LP
3,200,000	4.000%, 4/30/2019	3,327,661
1,920,000	2.700%, 4/1/2020	1,815,439
	Vesey Street Investment Trust I
1,300,000	4.404%, 9/1/2016	1,384,362
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[e,h]	117,750
	Wachovia Corporation
2,500,000	5.250%, 8/1/2014	2,611,325
	WEA Finance, LLC
2,790,000	7.125%, 4/15/2018[g]	3,311,052
1,280,000	6.750%, 9/2/2019[g]	1,511,677
	WellPoint, Inc.
2,550,000	4.650%, 1/15/2043	2,376,822
	Wells Fargo & Company
3,035,000	3.450%, 2/13/2023	2,898,531
3,220,000	7.980%, 2/28/2049[f,h]	3,638,600
	Willis North America, Inc.
3,150,000	6.200%, 3/28/2017	3,507,985
	ZFS Finance USA Trust II
2,500,000	6.450%, 12/15/2065[g]	2,675,000

	Total	428,482,359

Foreign Government (2.1%)
	Chile Government International Bond
4,520,000	3.250%, 9/14/2021	4,520,000
	Colombia Government International Bond
3,220,000	2.625%, 3/15/2023	2,873,850
	Corporacion Andina de Fomento
1,968,000	4.375%, 6/15/2022	2,003,993
	Costa Rica Government International Bond
2,560,000	4.375%, 4/30/2025[f,g]	2,348,800
	Eksportfinans ASA
3,250,000	2.375%, 5/25/2016	3,111,875
	Export-Import Bank of Korea
2,580,000	4.375%, 9/15/2021	2,614,801
	Korea Development Bank
2,500,000	4.375%, 8/10/2015	2,632,630
	Mexico Government International Bond
3,150,000	5.125%, 1/15/2020	3,461,850
	Province of Ontario
4,780,000	3.000%, 7/16/2018	5,017,566

	Total	28,585,365

Mortgage-Backed Securities (4.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,825,000	2.500%, 7/1/2028[c]	4,849,125
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,700,000	3.000%, 7/1/2043[c]	4,581,031
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
9,750,000	2.500%, 7/1/2028[c]	9,806,367
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
6,787,500	3.000%, 7/1/2043[c]	6,631,599
14,200,000	3.500%, 7/1/2043[c]	14,415,218

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value
Mortgage-Backed Securities (4.0%) - continued
$16,537,500	4.000%, 7/1/2043[c]	$17,228,070

	Total	57,511,410

Technology (2.0%)
	Apple, Inc.
3,200,000	1.000%, 5/3/2018	3,072,954
3,200,000	2.400%, 5/3/2023	2,967,885
	Computer Sciences Corporation
2,250,000	2.500%, 9/15/2015	2,293,963
	EMC Corporation
3,820,000	2.650%, 6/1/2020	3,765,676
	Hewlett-Packard Company
3,200,000	2.650%, 6/1/2016	3,261,760
2,590,000	4.650%, 12/9/2021	2,590,238
	Motorola Solutions, Inc.
4,500,000	3.750%, 5/15/2022	4,374,522
2,235,000	3.500%, 3/1/2023	2,106,910
	Oracle Corporation
3,200,000	2.500%, 10/15/2022	2,950,969
	Xerox Corporation
1,250,000	6.400%, 3/15/2016	1,391,569

	Total	28,776,446

Transportation (3.1%)
	American Airlines Pass Through Trust
2,560,000	4.000%, 7/15/2025[g]	2,432,000
	Avis Budget Car Rental, LLC
1,920,000	5.500%, 4/1/2023[g]	1,852,800
	British Airways plc
4,480,000	4.625%, 6/20/2024[c,g]	4,480,000
	Burlington Northern Santa Fe, LLC
3,200,000	3.000%, 3/15/2023	3,049,370
	Canadian Pacific Railway Company
2,560,000	7.125%, 10/15/2031	3,165,463
	Continental Airlines, Inc.
2,200,000	6.750%, 9/15/2015[g]	2,260,500
957,778	7.250%, 11/10/2019	1,092,346
1,415,000	4.000%, 10/29/2024	1,390,238
	CSX Corporation
1,293,000	7.900%, 5/1/2017	1,554,024
1,807,000	6.220%, 4/30/2040	2,104,701
	Delta Air Lines, Inc.
2,135,422	4.950%, 5/23/2019[f]	2,268,885
1,239,115	4.750%, 5/7/2020	1,297,973
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[g]	3,815,013
1,915,000	4.500%, 8/16/2021[g]	2,002,617
	Hertz Corporation
2,570,000	6.750%, 4/15/2019	2,717,775
	Kansas City Southern de Mexico SA de CV
1,920,000	2.350%, 5/15/2020[g]	1,857,516
	Navios Maritime Holdings, Inc.
1,510,000	8.875%, 11/1/2017	1,562,850
	Navios South American Logistics, Inc.
480,000	9.250%, 4/15/2019	514,800
	Penske Truck Leasing Company, LP
1,945,000	2.500%, 3/15/2016[g]	1,978,415
	US Airways Pass Through Trust
3,200,000	3.950%, 11/15/2025	3,072,000

	Total	44,469,286

U.S. Government and Agencies (3.5%)
	U.S. Treasury Bonds
1,500,000	4.375%, 5/15/2041	1,759,218
2,020,000	3.125%, 11/15/2041	1,893,750
287,000	3.125%, 2/15/2042	268,704
7,129,000	3.000%, 5/15/2042	6,498,525
	U.S. Treasury Notes
100,000	0.375%, 6/15/2015	100,031
1,410,000	2.875%, 3/31/2018	1,512,225
2,632,000	1.000%, 5/31/2018	2,586,761
23,000	1.000%, 6/30/2019	22,109
5,160,000	3.625%, 2/15/2020	5,756,223
7,020,000	2.625%, 11/15/2020	7,314,510
7,605,000	3.125%, 5/15/2021	8,166,462
3,000,000	2.125%, 8/15/2021	2,987,814
5,090,000	1.750%, 5/15/2023	4,767,101
	U.S. Treasury Notes, TIPS
6,675,869	0.625%, 7/15/2021	6,889,710

	Total	50,523,143

U.S. Municipals (0.2%)
	Denver, Colorado City & County Airport Revenue Bonds
2,550,000	5.250%, 11/15/2022	2,914,854

	Total	2,914,854

Utilities (6.7%)
	Access Midstream Partners, LP
1,920,000	4.875%, 5/15/2023	1,780,800
	AES Corporation
880,000	7.750%, 10/15/2015	970,200
	Ameren Illinois Company
3,200,000	6.125%, 11/15/2017	3,732,794
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,387,748
	Arizona Public Service Company
2,880,000	8.750%, 3/1/2019	3,742,629
	Atlas Pipeline Partners, LP
1,280,000	4.750%, 11/15/2021[g]	1,152,000
	Cleveland Electric Illuminating Company
1,775,000	5.700%, 4/1/2017	1,955,853
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,748,688
	DCP Midstream Operating, LP
2,560,000	3.875%, 3/15/2023	2,400,986
	DPL, Inc.
3,230,000	6.500%, 10/15/2016	3,375,350
	DTE Energy Company
3,400,000	6.375%, 4/15/2033	3,918,636

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value
Utilities (6.7%) - continued
	El Paso Pipeline Partners
	Operating Company, LLC
$1,280,000	4.700%, 11/1/2042	$1,133,845
	Electricite de France SA
3,200,000	5.250%, 1/29/2049[g,h]	3,059,200
	Energy Transfer Partners, LP
4,380,000	4.650%, 6/1/2021	4,532,761
1,750,000	5.200%, 2/1/2022	1,851,983
	Enterprise Products Operating, LLC
2,675,000	7.034%, 1/15/2068	3,002,688
1,930,000	6.650%, 4/15/2018	2,308,849
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,154,688
2,500,000	4.000%, 10/1/2020	2,536,320
	Florida Power Corporation
2,000,000	6.400%, 6/15/2038	2,450,066
	Great River Energy
33,816	5.829%, 7/1/2017[g]	36,690
	ITC Holdings Corporation
3,000,000	5.875%, 9/30/2016[g]	3,348,570
3,170,000	4.050%, 7/1/2023[c]	3,175,639
	Kinder Morgan Energy Partners, LP
1,935,000	5.000%, 8/15/2042	1,825,438
	Markwest Energy Partners, LP
1,242,000	6.500%, 8/15/2021	1,279,260
	National Rural Utilities
	Cooperative Finance Corporation
2,560,000	4.750%, 4/30/2043	2,489,600
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,579,142
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,252,578
3,200,000	5.450%, 9/15/2020	3,568,448
	NRG Energy, Inc.
1,290,000	8.250%, 9/1/2020	1,389,975
	Ohio Edison Company
1,550,000	6.875%, 7/15/2036	1,880,271
	Ohio Power Company
2,400,000	6.050%, 5/1/2018	2,803,831
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,068,180
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,066,118
	PPL Energy Supply, Inc.
1,920,000	4.600%, 12/15/2021	1,953,838
	PSEG Power, LLC
1,300,000	5.320%, 9/15/2016	1,441,883
	Southern California Edison Company
2,585,000	6.250%, 8/1/2049[h]	2,714,250
	Southern Star Central Corporation
1,600,000	6.750%, 3/1/2016	1,608,000
	Southwestern Public Service Company
2,770,000	6.000%, 10/1/2036	3,132,684

	Total	95,810,479

	Total Long-Term Fixed Income (cost $1,307,485,846)	1,333,007,986

Shares	Preferred Stock (1.5%)
Financials (1.5%)
93,500	Annaly Capital Management, Inc., 7.500%[h]	2,302,905
22,500	CoBank ACB, 6.250%[g,h]	2,311,173
64,000	DDR Corporation, 6.250%[h]	1,517,440
128,000	Discover Financial Services,
	6.500%[h]	3,212,800
81,250	HSBC Holdings plc, 8.000%[h]	2,201,875
131,064	PNC Financial Services Group,
	Inc., 6.125%[h]	3,524,311
63,611	RBS Capital Funding Trust VII,
	6.080%[h]	1,353,642
79,875	The Allstate Corporation, 5.100%	2,044,001
95,940	The Goldman Sachs Group, Inc.,
	5.500%[h]	2,315,992
29,275	U.S. Bancorp, 6.500%[h]	822,627

	Total	21,606,766

	Total Preferred Stock (cost $21,271,915)	21,606,766

	Collateral Held for Securities Loaned (1.4%)
19,893,021	Thrivent Cash Management Trust	19,893,021

	Total Collateral Held for Securities Loaned (cost $19,893,021)	19,893,021

Shares or Principal Amount	Short-Term Investments (4.6%)
	Federal Home Loan Bank Discount Notes
600,000	0.093%, 11/22/2013[k,l]	599,774
400,000	0.106%, 12/4/2013[k,l]	399,813
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.095%, 12/2/2013[k]	299,877
	Federal National Mortgage Association Discount Notes
300,000	0.100%, 12/4/2013[k,l]	299,868

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.6%)	Value
	Thrivent Cash Management Trust
64,951,645	0.080%	$64,951,645

	Total Short-Term Investments (at amortized cost)	66,550,977

	Total Investments (cost $1,481,905,575) 105.1%	$1,507,745,930

	Other Assets and Liabilities, Net (5.1%)	(72,622,787)

	Total Net Assets 100.0%	$1,435,123,143

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.
f	All or a portion of the security is on loan.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $252,239,663 or 17.6% of total net assets.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	In bankruptcy. Interest is not being accrued.
j	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of June 28, 2013.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$4,216,720

k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At June 28, 2013, $999,595 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$58,149,968
Gross unrealized depreciation	(32,452,155)

Net unrealized appreciation (depreciation)	$25,697,813

Cost for federal income tax purposes	$1,482,048,117

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,745,779	—	4,745,779	—
Capital Goods	3,162,178	—	3,162,178	—
Communications Services	22,743,149	—	22,743,149	—
Consumer Cyclical	7,078,862	—	7,078,862	—
Consumer Non-Cyclical	8,606,904	—	8,606,904	—
Energy	2,753,715	—	2,753,715	—
Financials	1,588,020	—	1,588,020	—
Technology	7,042,832	—	7,042,832	—
Transportation	4,886,950	—	4,886,950	—
Utilities	4,078,791	—	4,078,791	—
Long-Term Fixed Income
Asset-Backed Securities	10,532,782	—	10,532,782	—
Basic Materials	65,420,399	—	65,420,399	—
Capital Goods	38,410,509	—	38,410,509	—
Collateralized Mortgage Obligations	15,134,303	—	15,134,303	—
Commercial Mortgage-Backed
Securities	17,482,454	—	17,482,454	—
Communications Services	113,894,740	—	113,894,740	—
Consumer Cyclical	79,358,211	—	79,358,211	—
Consumer Non-Cyclical	114,025,897	—	114,025,897	—
Energy	141,675,349	—	141,675,349	—
Financials	428,482,359	—	425,308,940	3,173,419
Foreign Government	28,585,365	—	28,585,365	—
Mortgage-Backed Securities	57,511,410	—	57,511,410	—
Technology	28,776,446	—	28,776,446	—
Transportation	44,469,286	—	44,469,286	—
U.S. Government and Agencies	50,523,143	—	50,523,143	—
U.S. Municipals	2,914,854	—	2,914,854	—
Utilities	95,810,479	—	95,810,479	—
Preferred Stock
Financials	21,606,766	19,295,593	2,311,173	—
Collateral Held for Securities Loaned	19,893,021	19,893,021	—	—
Short-Term Investments	66,550,977	64,951,645	1,599,332	—

Total	$1,507,745,930	$104,140,259	$1,400,432,252	$3,173,419

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,147,151	6,147,151	—	—

Total Asset Derivatives	$6,147,151	$6,147,151	$—	$—

Liability Derivatives
Futures Contracts	3,984,353	3,984,353	—	—

Total Liability Derivatives	$3,984,353	$3,984,353	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	315	September 2013	$69,438,773	$69,300,000	($138,773)
5-Yr. U.S. Treasury Bond Futures	(595)	September 2013	(73,271,507)	(72,022,894)	1,248,613
10-Yr. U.S. Treasury Bond Futures	(1,250)	September 2013	(163,101,663)	(158,203,125)	4,898,538
30-Yr. U.S. Treasury Bond Futures	600	September 2013	85,351,830	81,506,250	(3,845,580)
Total Futures Contracts					$2,162,798

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	6,147,151
Total Interest Rate Contracts		6,147,151

Total Asset Derivatives		$6,147,151

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	3,984,353
Total Interest Rate Contracts		3,984,353

Total Liability Derivatives		$3,984,353

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,337,811)
Total Interest Rate Contracts		(1,337,811)
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(2,270,763)
Total Credit Contracts		(2,270,763)

Total		($3,608,574)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	2,313,757
Total Interest Rate Contracts		2,313,757
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	917,083
Total Credit Contracts		917,083

Total		$3,230,840

The following table presents Income Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)
Interest Rate Contracts	$397,690,826	25.5%	N/A	N/A
Credit Contracts	N/A	N/A	$11,002,428	0.7%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$14,562,571	$113,129,850	$107,799,400	19,893,021	$19,893,021	$18,486
Cash Management Trust- Short Term Investment	118,125,978	185,531,218	238,705,551	64,951,645	64,951,645	51,838
Total Value and Income Earned	132,688,549				84,844,666	70,324

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Asset-Backed Securities (3.0%)
	Conseco Financial Corporation
$14,360	6.330%, 11/1/2029	$15,071
	Countrywide Home Loans, Inc.
258,696	6.085%, 6/25/2021[a]	227,358
	Credit Based Asset Servicing and Securitization, LLC
350,987	4.078%, 12/25/2036	229,896
	First Horizon ABS Trust
780,152	0.323%, 10/25/2026[a,b]	710,478
748,496	0.353%, 10/25/2034[a,b]	569,571
	GMAC Mortgage Corporation Loan Trust
955,723	0.373%, 8/25/2035[a,b]	776,417
1,164,824	0.373%, 12/25/2036[a,b]	977,267
	IndyMac Seconds Asset-Backed Trust
483,973	0.363%, 10/25/2036[a,b]	109,024
	Master Credit Card Trust
750,000	0.780%, 4/21/2017[c]	744,422
	Wachovia Asset Securitization, Inc.
978,705	0.333%, 7/25/2037[a,b,d]	816,405

	Total	5,175,909

Basic Materials (1.0%)
	Dow Chemical Company
27,000	7.375%, 11/1/2029	34,002
	Freeport-McMoRan Copper & Gold, Inc.
250,000	3.550%, 3/1/2022	227,089
	Georgia-Pacific, LLC
375,000	3.734%, 7/15/2023[c]	364,744
	Rio Tinto Alcan, Inc.
500,000	5.200%, 1/15/2014	511,298
	Xstrata Finance Canada, Ltd.
200,000	1.800%, 10/23/2015[c]	200,063
325,000	2.450%, 10/25/2017[c]	315,179

	Total	1,652,375

Capital Goods (0.9%)
	Eaton Corporation
300,000	2.750%, 11/2/2022[c]	280,656
	John Deere Capital Corporation
325,000	1.700%, 1/15/2020	307,373
	Precision Castparts Corporation
300,000	1.250%, 1/15/2018	291,661
	Roper Industries, Inc.
300,000	1.850%, 11/15/2017	295,246
	United Technologies Corporation
275,000	6.050%, 6/1/2036	332,993

	Total	1,507,929

Collateralized Mortgage Obligations (0.1%)
	Bear Stearns Mortgage Funding Trust
140,122	0.473%, 8/25/2036[b]	71,202

	Total	71,202

Commercial Mortgage-Backed Securities (4.6%)
	Banc of America Commercial Mortgage, Inc.
645,000	5.857%, 6/10/2049	722,237
	Bear Stearns Commercial Mortgage Securities, Inc.
98,931	0.343%, 3/15/2022[b,c]	98,903
	Commercial Mortgage Pass-Through Certificates
1,833,319	0.323%, 12/15/2020[b,c]	1,792,093
500,000	5.306%, 12/10/2046	551,610
	Credit Suisse Mortgage Capital Certificates
985,574	0.363%, 10/15/2021[b,c]	969,014
225,892	5.467%, 9/15/2039	248,857
	GE Capital Commercial Mortgage Corporation
25,133	4.641%, 3/10/2040	25,153
	GS Mortgage Securities Corporation II
2,000,000	1.260%, 3/6/2020[b,c]	2,005,038
	LB-UBS Commercial Mortgage Trust
900,000	4.786%, 10/15/2029	928,822
	Morgan Stanley Capital I
500,000	3.224%, 7/15/2049	524,111

	Total	7,865,838

Communications Services (1.1%)
	AT&T, Inc.
350,000	1.400%, 12/1/2017	340,267
	BellSouth Corporation
27,000	6.875%, 10/15/2031	30,614
	British Sky Broadcasting Group plc
200,000	3.125%, 11/26/2022[c]	187,023
	Cox Communications, Inc.
200,000	3.250%, 12/15/2022[c]	188,165
135,000	6.450%, 12/1/2036[c]	151,436
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[c]	528,430
	DIRECTV Holdings, LLC
250,000	1.750%, 1/15/2018	241,356
	NBC Universal Enterprise, Inc.
250,000	1.662%, 4/15/2018[c]	243,335
	Verizon Global Funding Corporation
27,000	7.750%, 12/1/2030	34,979

	Total	1,945,605

Consumer Cyclical (1.7%)
	Amazon.com, Inc.
250,000	1.200%, 11/29/2017	241,783
	California Institute of Technology
325,000	4.700%, 11/1/2111	300,429
	Daimler Finance North America, LLC
27,000	8.500%, 1/18/2031	38,202
	Dartmouth College
250,000	3.760%, 6/1/2043	225,560

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Consumer Cyclical (1.7%) - continued
	Ford Motor Credit Company, LLC
$150,000	4.207%, 4/15/2016	$156,697
350,000	3.000%, 6/12/2017	350,738
	Home Depot, Inc.
250,000	2.700%, 4/1/2023	237,014
	President and Fellows of Harvard College
500,000	3.619%, 10/1/2037	453,453
	The Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	490,764
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	448,579

	Total	2,943,219

Consumer Non-Cyclical (2.6%)
	AbbVie, Inc.
350,000	1.750%, 11/6/2017[c]	342,901
	Allergan, Inc.
325,000	1.350%, 3/15/2018	316,672
	Anheuser-Busch InBev
	Worldwide, Inc.
300,000	1.375%, 7/15/2017	295,260
	Cargill, Inc.
325,000	4.100%, 11/1/2042[c]	289,517
	Colgate-Palmolive Company
500,000	1.250%, 5/1/2014	503,375
	ConAgra Foods, Inc.
200,000	1.300%, 1/25/2016	200,330
	Dr Pepper Snapple Group, Inc.
250,000	2.700%, 11/15/2022	232,083
	Fomento Economico Mexicano SAB de CV
200,000	2.875%, 5/10/2023	181,084
	Heineken NV
50,000	1.400%, 10/1/2017[c]	48,580
300,000	2.750%, 4/1/2023[c]	275,039
	McKesson Corporation
275,000	2.700%, 12/15/2022	256,407
	Medtronic, Inc.
250,000	1.375%, 4/1/2018	243,040
	Mylan, Inc.
250,000	7.875%, 7/15/2020[c]	288,487
250,000	3.125%, 1/15/2023[c]	228,540
	Sanofi
250,000	1.250%, 4/10/2018	242,147
	Wyeth, LLC
350,000	6.000%, 2/15/2036	419,136

	Total	4,362,598

Energy (1.4%)
	Chevron Corporation
150,000	2.427%, 6/24/2020	149,145
300,000	3.191%, 6/24/2023	298,545
	ConocoPhillips Holding Company
27,000	6.950%, 4/15/2029	34,390
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	528,458
	EOG Resources, Inc.
250,000	2.625%, 3/15/2023	233,936
	Marathon Oil Corporation
325,000	2.800%, 11/1/2022	300,677
	Petro-Canada
300,000	6.800%, 5/15/2038	347,665
	Phillips 66
325,000	1.950%, 3/5/2015	330,040
	Rowan Companies, Inc.
200,000	4.875%, 6/1/2022	206,371

	Total	2,429,227

Financials (8.7%)
	American Tower Trust I
225,000	1.551%, 3/15/2018[c]	221,102
	Australia and New Zealand Banking Group, Ltd.
350,000	1.000%, 10/6/2015[c]	351,189
	AXA SA
27,000	8.600%, 12/15/2030	32,670
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
200,000	4.125%, 11/9/2022[c]	187,500
	Bank of America Corporation
250,000	1.500%, 10/9/2015	249,432
150,000	5.875%, 2/7/2042	167,702
	Barclays Bank plc
300,000	5.000%, 9/22/2016	331,434
	Berkshire Hathaway Finance Corporation
500,000	1.600%, 5/15/2017	497,898
	Boston Properties, LP
300,000	3.125%, 9/1/2023	277,110
	Camden Property Trust
100,000	2.950%, 12/15/2022	90,856
	Chubb Corporation
350,000	6.500%, 5/15/2038	440,769
	Citigroup, Inc.
164,000	1.214%, 4/1/2014[b,e]	164,669
250,000	4.700%, 5/29/2015	265,544
250,000	4.050%, 7/30/2022	240,277
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
250,000	4.750%, 1/15/2020[c]	270,890
	Credit Suisse AG Guernsey
650,000	1.625%, 3/6/2015[c]	659,425
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[c]	194,180
	Duke Realty, LP
250,000	3.875%, 10/15/2022	236,811
	General Electric Capital Corporation
475,000	5.875%, 1/14/2038	522,859
	Goldman Sachs Group, Inc.
500,000	2.375%, 1/22/2018	490,916
	HCP, Inc.
325,000	3.750%, 2/1/2016	342,200
	Health Care REIT, Inc.
450,000	6.125%, 4/15/2020	511,201

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Financials (8.7%) - continued
	HSBC Holdings plc
$300,000	6.800%, 6/1/2038	$345,049
	ING Bank NV
400,000	2.625%, 12/5/2022[c]	375,120
	J.P. Morgan Chase & Company
350,000	2.000%, 8/15/2017	347,356
250,000	1.176%, 1/25/2018[b]	249,450
	Liberty Mutual Group, Inc.
150,000	4.950%, 5/1/2022[c]	154,003
	Macquarie Bank, Ltd.
200,000	5.000%, 2/22/2017[c]	214,298
	Marsh & McLennan Companies, Inc.
185,000	5.750%, 9/15/2015	203,124
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[c]	350,719
	Morgan Stanley
150,000	4.100%, 5/22/2023	138,588
	National Australia Bank, Ltd.
325,000	2.000%, 6/20/2017[c]	329,550
	Nordea Bank AB
325,000	3.125%, 3/20/2017[c]	334,451
	Northern Trust Corporation
500,000	3.450%, 11/4/2020	514,763
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022	296,464
	Preferred Term Securities XXIII, Ltd.
903,583	0.473%, 12/22/2036[b,d]	680,018
	Principal Life Global Funding II
300,000	1.000%, 12/11/2015[c]	300,056
	Prudential Covered Trust
270,000	2.997%, 9/30/2015[c]	278,618
	Realty Income Corporation
300,000	2.000%, 1/31/2018	291,106
	Skandinaviska Enskilda Banken AB
300,000	1.750%, 3/19/2018[c]	291,750
	Standard Chartered plc
200,000	3.950%, 1/11/2023[c]	186,049
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	121,726
	Swedbank AB
300,000	1.750%, 3/12/2018[c]	291,480
	Swedbank Hypotek AB
400,000	1.375%, 3/28/2018[c,e]	386,640
	UBS AG/London
500,000	1.875%, 1/23/2015[c]	508,900
	UnitedHealth Group, Inc.
325,000	1.400%, 10/15/2017	319,098
	Ventas Realty, LP
250,000	2.700%, 4/1/2020	236,385
175,000	4.250%, 3/1/2022	176,500
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[f,g]	1
	Wells Fargo & Company
150,000	3.450%, 2/13/2023	143,255

	Total	14,811,151

Foreign Government (2.8%)
	African Development Bank
250,000	6.875%, 10/15/2015	278,550
	Bank Nederlandse Gemeenten NV
500,000	4.375%, 2/16/2021[c]	554,350
	Chile Government International Bond
350,000	3.875%, 8/5/2020	367,500
	Export Development Canada
150,000	0.750%, 12/15/2017	146,036
	Hydro-Quebec
27,000	8.400%, 1/15/2022	36,691
	Kommunalbanken AS
470,000	1.000%, 9/26/2017[c]	458,405
	Kommuninvest I Sverige AB
325,000	1.000%, 10/24/2017[c]	317,362
	Province of Manitoba
600,000	1.300%, 4/3/2017	603,000
	Province of New Brunswick
125,000	2.750%, 6/15/2018	129,999
	Province of Nova Scotia
250,000	7.250%, 7/27/2013	250,053
	Province of Quebec
400,000	4.875%, 5/5/2014	415,040
400,000	7.500%, 7/15/2023	532,040
	Sweden Government International Bond
325,000	0.375%, 12/22/2015[c]	322,790
300,000	0.375%, 3/29/2016[c]	297,330

	Total	4,709,146

Mortgage-Backed Securities (30.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
147	6.000%, 9/1/2013	147
1,317	6.000%, 4/1/2014	1,325
791	7.000%, 10/1/2014	813
2,202	6.500%, 3/1/2016	2,305
5,700	6.000%, 6/1/2016	6,044
4,643	6.000%, 9/1/2016	4,923
82,686	7.000%, 6/1/2017	88,641
93,395	5.500%, 12/1/2017	99,768
4,775,000	2.500%, 7/1/2028[h]	4,798,875
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,849	6.500%, 4/1/2024	4,374
2,611	7.000%, 5/1/2024	3,012
1,107	7.500%, 8/1/2025	1,268
10,054	8.500%, 11/1/2025	11,823
1,118	8.000%, 1/1/2026	1,296
1,359	7.000%, 4/1/2027	1,584
1,517	7.500%, 7/1/2027	1,739
4,101	7.000%, 8/1/2027	4,781
1,625	7.500%, 10/1/2027	1,866
2,094	7.000%, 5/1/2028	2,448
13,042	6.000%, 8/1/2028	14,470
4,174	6.500%, 2/1/2029	4,796
9,060	6.000%, 3/1/2029	10,052
6,801	7.500%, 10/1/2029	7,832
2,782	7.500%, 11/1/2029	3,204

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Mortgage-Backed Securities (30.1%) - continued
$5,034	6.500%, 5/1/2031	$5,744
14,823	6.000%, 6/1/2031	16,532
4,925	7.000%, 6/1/2031	5,710
4,440	7.000%, 6/1/2031	5,148
6,208	6.000%, 7/1/2031	6,924
5,456	7.000%, 9/1/2031	6,326
9,525	6.500%, 10/1/2031	10,866
14,473	6.000%, 1/1/2032	16,142
64,068	6.000%, 1/1/2032	71,457
14,242	7.000%, 5/1/2032	16,452
70,735	6.500%, 7/1/2032	80,466
86,162	6.500%, 10/1/2032	98,016
103,259	6.000%, 11/1/2032	115,210
2,400,000	3.000%, 7/1/2043[h]	2,339,250
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
330	6.000%, 12/1/2013	332
7,150,000	2.500%, 7/1/2028[h]	7,191,336
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,423	10.500%, 8/1/2020	2,755
1,858	8.000%, 12/1/2024	2,140
3,090	7.000%, 10/1/2025	3,577
10,206	6.500%, 11/1/2025	11,593
366	8.500%, 12/1/2025	430
1,734	7.500%, 1/1/2026	1,983
2,580	6.500%, 5/1/2026	2,949
1,378	8.000%, 9/1/2026	1,598
4,538	7.500%, 2/1/2027	5,195
3,260	7.000%, 3/1/2027	3,786
4,024	9.000%, 11/1/2027	4,777
1,839	7.000%, 1/1/2028	2,142
28,103	7.500%, 2/1/2028	32,220
1,760	6.000%, 5/1/2028	1,957
832	6.500%, 9/1/2028	954
5,567	7.000%, 10/1/2028	6,501
20,975	7.500%, 11/1/2028	24,012
4,603	6.500%, 2/1/2029	5,284
12,785	6.000%, 3/1/2029	14,217
5,301	7.000%, 3/1/2029	6,192
17,984	6.500%, 4/1/2029	20,670
870	6.500%, 8/1/2029	1,000
5,589	7.500%, 8/1/2029	6,427
2,246	7.000%, 10/1/2029	2,624
5,194	7.500%, 12/1/2029	5,972
3,069	8.000%, 4/1/2030	3,574
1,287	7.500%, 12/1/2030	1,482
6,232	6.000%, 5/1/2031	6,864
72,516	6.500%, 4/1/2032	83,473
55,517	6.500%, 5/1/2032	63,906
36,233	7.000%, 5/1/2032	42,271
177,947	6.500%, 7/1/2032	204,836
103,880	6.500%, 8/1/2032	119,576
7,800,000	3.000%, 7/1/2043[h]	7,620,843
11,875,000	3.500%, 7/1/2043[h]	12,054,980
14,887,500	4.000%, 7/1/2043[h]	15,509,169
	Government National Mortgage Association 30-Yr. Pass Through
4,219	7.500%, 3/15/2023	4,748
2,217	9.000%, 9/15/2024	2,590
2,391	8.000%, 6/15/2025	2,752
1,700	8.000%, 9/15/2026	1,958
7,333	7.500%, 10/15/2027	8,361
5,435	7.000%, 11/15/2027	6,341
1,451	7.000%, 1/15/2028	1,697
4,702	6.500%, 7/15/2028	5,407
3,979	7.000%, 8/15/2028	4,655
22,460	7.500%, 11/15/2028	25,651
6,492	6.500%, 12/15/2028	7,465
25,999	6.500%, 3/15/2029	29,946
1,127	6.500%, 4/15/2029	1,298
4,159	8.000%, 10/15/2030	4,813
8,571	7.500%, 1/15/2031	9,829
4,447	7.000%, 4/15/2031	5,195
10,329	6.500%, 6/15/2031	11,931
13,025	7.000%, 9/15/2031	15,217
137,870	6.500%, 1/15/2032	159,431
19,378	6.500%, 4/15/2032	22,409

	Total	51,276,920

Technology (0.8%)
	Apple, Inc.
400,000	2.400%, 5/3/2023	370,986
	International Business Machines Corporation
500,000	1.000%, 8/5/2013	497,955
	Motorola Solutions, Inc.
250,000	3.500%, 3/1/2023	235,672
	Oracle Corporation
325,000	1.200%, 10/15/2017	315,647

	Total	1,420,260

Transportation (0.9%)
	Canadian Pacific Railway Company
300,000	7.125%, 10/15/2031	370,953
	Continental Airlines, Inc.
350,000	4.150%, 4/11/2024	343,000
	Delta Air Lines, Inc.
246,395	4.950%, 5/23/2019	261,795
	Union Pacific Corporation
437,000	4.163%, 7/15/2022	464,937

	Total	1,440,685

U.S. Government and Agencies (44.5%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,033,834
	Federal Farm Credit Banks
400,000	2.210%, 8/1/2024	366,607
	Federal Home Loan Banks
5,000,000	0.330%, 9/16/2013[b]	5,002,805
850,000	4.500%, 9/16/2013	857,715
1,000,000	3.625%, 10/18/2013	1,010,290
400,000	0.375%, 6/24/2016	395,506

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (107.2%)	Value
U.S. Government and Agencies (44.5%) - continued
	Federal Home Loan Mortgage Corporation
$1,000,000	1.250%, 8/1/2019	$953,591
325,000	1.250%, 10/2/2019	307,910
1,300,000	1.375%, 5/1/2020[e]	1,231,823
350,000	6.750%, 3/15/2031	479,485
	Federal National Mortgage Association
2,000,000	0.375%, 7/5/2016[e]	1,975,922
2,690,000	0.875%, 5/21/2018[e]	2,599,783
500,000	5.960%, 9/11/2028	632,932
100,000	6.250%, 5/15/2029	129,997
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	267,477
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	393,794
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,178,125
500,000	3.500%, 2/15/2039	508,125
6,300,000	3.000%, 5/15/2042	5,742,841
	U.S. Treasury Notes
2,500,000	2.375%, 8/31/2014	2,562,695
7,350,000	0.250%, 10/31/2014	7,352,874
11,750,000	0.375%, 2/15/2016	11,697,677
1,425,000	2.625%, 2/29/2016	1,503,042
5,150,000	1.000%, 10/31/2016	5,180,581
3,250,000	3.000%, 2/28/2017	3,491,719
1,000,000	2.250%, 11/30/2017	1,044,922
600,000	0.875%, 1/31/2018	589,313
4,250,000	2.375%, 6/30/2018	4,454,531
9,575,000	1.375%, 1/31/2020	9,308,700
1,370,000	1.625%, 8/15/2022	1,285,338
400,000	1.750%, 5/15/2023	374,625

	Total	75,914,579

Utilities (3.0%)
	American Electric Power Company, Inc.
300,000	1.650%, 12/15/2017	291,638
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	451,307
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	323,420
	DCP Midstream Operating, LP
250,000	3.875%, 3/15/2023	234,471
	Duke Energy Carolinas, LLC
325,000	4.000%, 9/30/2042	294,432
	El Paso Pipeline Partners Operating Company, LLC
325,000	4.700%, 11/1/2042	287,890
	Entergy Arkansas, Inc.
275,000	3.050%, 6/1/2023	262,298
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	28,474
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	237,335
	Kinder Morgan Energy Partners, LP
275,000	5.300%, 9/15/2020	305,358
	National Rural Utilities Cooperative Finance Corporation
27,000	8.000%, 3/1/2032	37,416
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	339,616
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	299,687
	ONEOK Partners, LP
275,000	6.650%, 10/1/2036	305,464
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	310,917
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	302,288
	Sempra Energy
325,000	2.300%, 4/1/2017	329,170
	Southern California Edison Company
225,000	5.000%, 1/15/2014	230,414
	Southern California Gas Company
325,000	3.750%, 9/15/2042	292,566

	Total	5,164,161

	Total Long-Term Fixed Income (cost $184,534,146)	182,690,804

Shares	Collateral Held for Securities Loaned (3.6%)
6,172,900	Thrivent Cash Management Trust	6,172,900

	Total Collateral Held for Securities Loaned (cost $6,172,900)	6,172,900

Shares or Principal Amount	Short-Term Investments (22.0%)
	Thrivent Cash Management Trust
37,458,473	0.080%	37,458,473

	Total Short-Term Investments (at amortized cost)	37,458,473

	Total Investments (cost $228,165,519) 132.8%	$226,322,177

	Other Assets and Liabilities, Net (32.8%)	(55,842,326)

	Total Net Assets 100.0%	$170,479,851

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $17,377,722 or 10.2% of total net assets.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of June 28, 2013.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$903,583
Wachovia Asset Securitization, Inc.	3/16/2007	$978,705

e	All or a portion of the security is on loan.
f	Defaulted security. Interest is not being accrued.
g	Security is fair valued.
h	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,530,399
Gross unrealized depreciation	(5,484,841)

Net unrealized appreciation (depreciation)	$(1,954,442)
Cost for federal income tax purposes	$228,276,619

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	5,175,909	—	5,175,909	—
Basic Materials	1,652,375	—	1,652,375	—
Capital Goods	1,507,929	—	1,507,929	—
Collateralized Mortgage Obligations	71,202	—	71,202	—
Commercial Mortgage-Backed Securities	7,865,838	—	7,865,838	—
Communications Services	1,945,605	—	1,945,605	—
Consumer Cyclical	2,943,219	—	2,943,219	—
Consumer Non-Cyclical	4,362,598	—	4,362,598	—
Energy	2,429,227	—	2,429,227	—
Financials	14,811,151	—	14,131,132	680,019
Foreign Government	4,709,146	—	4,709,146	—
Mortgage-Backed Securities	51,276,920	—	51,276,920	—
Technology	1,420,260	—	1,420,260	—
Transportation	1,440,685	—	1,440,685	—
U.S. Government and Agencies	75,914,579	—	75,914,579	—
Utilities	5,164,161	—	5,164,161	—
Collateral Held for Securities Loaned	6,172,900	6,172,900	—	—
Short-Term Investments	37,458,473	37,458,473	—	—

Total	$226,322,177	$43,631,373	$182,010,785	$680,019

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$1,274,400	$16,650,008	$11,751,508	6,172,900	$6,172,900	$1,284
Cash Management Trust- Short Term Investment	39,325,747	30,425,483	32,292,757	37,458,473	37,458,473	17,640
Total Value and Income Earned	40,600,147				43,631,373	18,924

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (3.1%)[a]	Value
Basic Materials (0.1%)
	Ineos Group Holdings, Ltd., Term Loan
$963,805	4.000%, 5/4/2018	$943,026

	Total	943,026

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
960,175	4.250%, 10/9/2019	956,095
	Berry Plastics Group, Inc., Term Loan
962,587	3.500%, 2/8/2020	951,094

	Total	1,907,189

Communications Services (1.0%)
	Clear Channel Communications, Inc., Term Loan
244,330	3.845%, 1/29/2016	222,800
720,670	6.945%, 1/30/2019	655,406
	Grande Communications Networks, LLC, Term Loan
965,000	4.500%, 5/29/2020	958,969
	Hargray Communications Group, Inc., Term Loan
965,000	0.000%, 6/25/2019[b,c]	961,381
	Integra Telecom Holdings, Inc., Term Loan
965,000	0.000%, 2/22/2019[b,c]	964,518
	McGraw-Hill Global Education Holdings, LLC, Term Loan
478,800	9.000%, 3/22/2019	470,301
	NEP Broadcasting, LLC, Term Loan
960,175	4.750%, 1/22/2020	964,179
	TNS, Inc., Term Loan
947,130	5.000%, 2/14/2020	948,711
	Univision Communications, Inc., Term Loan
962,587	4.500%, 3/1/2020	951,758
	Virgin Media Investment Holdings, Ltd., Term Loan
965,000	3.500%, 6/7/2020	953,478
	WideOpenWest Finance, LLC, Term Loan
962,587	4.750%, 4/1/2019	963,791
	Yankee Cable Acquisition, LLC, Term Loan
947,062	5.250%, 3/1/2020	949,761
	Zayo Group, LLC, Term Loan
960,151	4.500%, 7/2/2019	958,547

	Total	10,923,600

Consumer Cyclical (0.6%)
	Chrysler Group, LLC, Term Loan
965,000	0.000%, 5/24/2017[b,c]	968,320
	J.C. Penney Corporation, Inc., Term Loan
965,000	6.000%, 5/22/2018	965,685
	MGM Resorts International, Term Loan
696,500	3.500%, 12/20/2019	691,276
	ROC Finance, LLC, Term Loan
965,000	0.000%, 3/27/2019[b,c]	963,388
	Scientific Games International, Inc., Term Loan
965,000	0.000%, 5/22/2020[b,c]	949,724
	Seminole Hard Rock Entertainment, Inc., Term Loan
485,000	3.500%, 5/14/2020	482,575
	Seminole Indian Tribe of Florida, Term Loan
948,113	3.026%, 4/29/2020	944,159
	WMG Acquisition Corporation, Term Loan
129,451	0.000%, 7/7/2020[b,c]	127,726
835,549	0.000%, 7/7/2020[b,c]	824,411

	Total	6,917,264

Consumer Non-Cyclical (0.3%)
	Albertson’s, Inc., Term Loan
957,600	4.750%, 3/21/2019	950,418
	Del Monte Corporation, Term Loan
150,318	4.000%, 3/8/2018	149,629
	Supervalu, Inc., Term Loan
1,930,000	0.000%, 3/21/2019[b,c]	1,915,255

	Total	3,015,302

Energy (<0.1%)
	Offshore Group Investment, Ltd., Term Loan
483,788	5.750%, 3/28/2019	484,997

	Total	484,997

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
965,000	7.000%, 5/22/2018	925,715
	WaveDivision Holdings, LLC, Term Loan
960,175	4.000%, 10/12/2019	957,774

	Total	1,883,489

Technology (0.2%)
	First Data Corporation Extended, Term Loan
965,000	4.193%, 3/23/2018	939,669
	Freescale Semiconductor Inc., Term Loan
962,587	5.000%, 3/1/2020	953,991
	SunGard Data Systems, Inc., Term Loan
480,000	4.000%, 3/8/2020	479,160

	Total	2,372,820

Transportation (0.2%)
	American Airlines, Inc., Term Loan
965,000	0.000%, 6/21/2019[b,c]	963,495

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (3.1%)[a]	Value
Transportation (0.2%) - continued
	American Petroleum Tankers Parent, LLC, Term Loan
$480,000	4.750%, 10/2/2019	$478,200
	U.S. Airways, Inc., Term Loan
965,000	0.000%, 5/21/2019[b,c]	952,532

	Total	2,394,227

Utilities (0.3%)
	Calpine Corporation, Term Loan
960,089	4.000%, 4/1/2018	957,689
	Intergen NV, Term Loan
965,000	5.500%, 6/5/2020[b,c]	945,700
	Pacific Drilling SA, Term loan
965,000	0.000%, 5/18/2018[b,c]	960,416

	Total	2,863,805

	Total Bank Loans (cost $33,901,164)	33,705,719

	Long-Term Fixed Income (95.4%)
Asset-Backed Securities (15.9%)
	Avis Budget Rental Car Funding AESOP, LLC
9,000,000	2.370%, 11/20/2014[d]	9,147,726
	Citibank Omni Master Trust
6,000,000	4.900%, 11/15/2018[d]	6,339,252
	Countrywide Home Loans, Inc.
1,552,178	6.085%, 6/25/2021[e]	1,364,149
	Credit Based Asset Servicing and Securitization, LLC
1,684,736	4.078%, 12/25/2036	1,103,502
	Edlinc Student Loan Funding Trust
3,401,454	3.262%, 10/1/2025[f,g]	3,418,461
	Education Loan Asset-Backed Trust I
5,048,619	0.643%, 6/25/2022[g]	5,041,924
	Enterprise Fleet Financing, LLC
2,228,134	1.430%, 10/20/2016[d]	2,230,822
2,000,000	0.720%, 4/20/2018[d]	1,997,370
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036[f,h]	2
	First Horizon ABS Trust
528,580	0.323%, 9/25/2029[e,g]	485,216
	Fosse Master Issuer plc
5,222,159	1.677%, 10/18/2054[d,g]	5,273,002
	GE Dealer Floorplan Master Note Trust
6,000,000	0.632%, 10/20/2017[g]	5,956,890
6,500,000	0.592%, 4/20/2018[g]	6,470,659
	GMAC Mortgage Corporation Loan Trust
1,146,868	0.373%, 8/25/2035[e,g]	931,701
1,609,360	5.750%, 10/25/2036[e]	1,518,685
2,717,923	0.373%, 12/25/2036[e,g]	2,280,288
	Golden Credit Card Trust
7,200,000	0.443%, 2/15/2018[d,g]	7,194,262
	Great America Leasing Receivables
3,000,000	0.780%, 6/15/2016[d]	2,989,005
	Master Credit Card Trust
10,000,000	0.780%, 4/21/2017[d]	9,925,630
	Montana Higher Education Student Assistance Corporation
2,093,277	0.792%, 9/20/2022[g]	2,095,515
	Mortgage Equity Conversion Asset Trust
5,594,653	0.620%, 1/25/2042[f,g]	4,699,508
5,489,682	0.580%, 2/25/2042[f,g]	4,611,333
	Nationstar Agency Advance Funding Trust
4,200,000	0.997%, 2/15/2045[d]	4,159,974
	Nissan Master Owner Trust Receivables
9,000,000	0.493%, 2/15/2018[g]	8,952,309
	Northstar Education Finance, Inc.
4,590,585	0.893%, 12/26/2031[d,g]	4,548,342
	Renaissance Home Equity Loan Trust
3,609,405	5.608%, 5/25/2036	2,564,482
1,228,483	5.285%, 1/25/2037	684,596
	Santander Drive Auto Receivables Trust
6,000,000	0.700%, 9/15/2017	5,980,398
	SLM Student Loan Trust
6,712,107	0.346%, 4/27/2020[g]	6,696,414
3,246,986	1.293%, 12/15/2021[d,g]	3,261,741
6,467,531	0.346%, 4/25/2022[g]	6,443,621
3,031,740	0.793%, 8/15/2022[d,g]	3,013,567
2,324,351	0.356%, 4/25/2023[g]	2,322,431
4,891,740	0.943%, 10/16/2023[d,g]	4,895,375
2,672,149	0.593%, 3/25/2025[g]	2,652,941
8,076,020	0.713%, 3/25/2026[g]	8,008,545
2,700,000	1.243%, 5/17/2027[d,g]	2,641,990
	Volvo Financial Equipment, LLC
5,000,000	0.740%, 3/15/2017[d]	4,977,220
	Wachovia Asset Securitization, Inc.
1,223,381	0.333%, 7/25/2037[e,f,g]	1,020,506
	Wachovia Student Loan Trust
3,282,554	0.386%, 7/27/2020[g]	3,272,394
	World Financial Network Credit Card Master Trust
4,000,000	0.910%, 3/16/2020	3,969,696
	World Omni Auto Receivables Trust
4,000,000	1.330%, 1/15/2018	4,025,616
	World Omni Master Owner Trust
5,400,000	0.543%, 2/15/2018[d,g]	5,372,833

	Total	174,539,893

Basic Materials (0.8%)
	Dow Chemical Company
2,000,000	2.500%, 2/15/2016	2,061,308

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Basic Materials (0.8%) - continued
	Freeport-McMoRan Copper & Gold, Inc.
$1,000,000	2.375%, 3/15/2018[d]	$951,076
	Glencore Funding, LLC
1,400,000	1.574%, 1/15/2019[d,g]	1,301,180
	Xstrata Finance Canada, Ltd.
1,875,000	1.800%, 10/23/2015[d]	1,875,593
2,825,000	2.450%, 10/25/2017[d]	2,739,631

	Total	8,928,788

Capital Goods (1.2%)
	Eaton Corporation
2,000,000	1.500%, 11/2/2017[d]	1,941,432
	John Deere Capital Corporation
3,000,000	0.380%, 10/8/2014[g]	3,002,319
	Precision Castparts Corporation
2,250,000	1.250%, 1/15/2018	2,187,461
	Roper Industries, Inc.
2,250,000	1.850%, 11/15/2017	2,214,347
	Textron, Inc.
2,700,000	6.200%, 3/15/2015	2,906,347
	United Technologies Corporation
1,000,000	0.775%, 6/1/2015[g]	1,006,019

	Total	13,257,925

Collateralized Mortgage Obligations (5.2%)
	American Home Mortgage Assets Trust
3,058,352	1.094%, 11/25/2046[g]	1,679,864
	Bear Stearns Adjustable Rate Mortgage Trust
1,523,931	2.470%, 10/25/2035[g]	1,449,880
	Commercial Mortgage Pass Through Certificates
5,000,000	1.243%, 6/8/2030[d,g]	4,970,898
	Countrywide Alternative Loan Trust
874,108	5.500%, 11/25/2035	869,179
920,458	5.500%, 2/25/2036	824,153
1,658,085	6.000%, 1/25/2037	1,315,641
	Countrywide Home Loans, Inc.
2,080,444	2.682%, 3/20/2036	1,592,033
1,992,263	2.763%, 9/20/2036	1,305,349
	Deutsche Alt-A Securities Mortgage Loan Trust
3,684,154	0.939%, 4/25/2047[g]	2,893,803
	GSR Mortgage Loan Trust
2,274,312	0.383%, 8/25/2046[g]	2,112,990
	HarborView Mortgage Loan Trust
2,291,249	2.396%, 6/19/2034	2,284,655
	HomeBanc Mortgage Trust
1,821,210	2.455%, 4/25/2037	1,220,865
	Impac CMB Trust
909,523	0.713%, 4/25/2035[g]	804,011
659,049	0.833%, 8/25/2035[g]	544,772
	J.P. Morgan Alternative Loan Trust
3,352,458	2.705%, 3/25/2036	2,550,134
	J.P. Morgan Mortgage Trust
509,367	2.968%, 10/25/2036	402,444
	Master Asset Securitization Trust
1,883,459	0.693%, 6/25/2036[g]	1,204,332
	Permanent Master plc
10,000,000	1.777%, 7/15/2042[d,g]	10,037,510
	Residential Accredit Loans, Inc.
1,642,263	3.769%, 9/25/2035	1,315,177
	Sequoia Mortgage Trust 2004-8
1,724,864	0.833%, 9/20/2034[g]	1,659,509
	Structured Adjustable Rate Mortgage Loan Trust
49,533	5.500%, 12/25/2034	47,665
	Wachovia Mortgage Loan Trust, LLC
1,611,896	2.985%, 5/20/2036	1,328,247
	WaMu Mortgage Pass Through Certificates
1,066,597	0.483%, 10/25/2045[g]	964,072
3,125,492	1.053%, 10/25/2046[g]	2,327,979
3,108,156	0.993%, 12/25/2046[g]	2,368,710
3,278,859	0.913%, 1/25/2047[g]	2,552,480
	Washington Mutual Alternative Mortgage Pass Through Certificates
2,562,420	1.094%, 9/25/2046[g]	1,523,251
4,192,604	0.919%, 2/25/2047[g]	2,557,945
	Wells Fargo Mortgage Backed Securities Trust
1,786,228	2.641%, 3/25/2036	1,737,243
1,263,657	2.770%, 3/25/2036	1,193,042

	Total	57,637,833

Commercial Mortgage-Backed Securities (6.4%)
	Bear Stearns Commercial Mortgage Securities, Inc.
1,779,100	5.613%, 6/11/2050	1,795,078
158,290	0.343%, 3/15/2022[d,g]	158,245
764,085	5.853%, 6/11/2040	773,509
2,000,000	5.331%, 2/11/2044	2,189,838
	Citigroup Commercial Mortgage Trust
1,250,000	5.885%, 12/10/2049	1,415,160
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,302,508
	Commercial Mortgage Pass-Through Certificates
1,500,000	5.306%, 12/10/2046	1,654,832
	Credit Suisse First Boston Mortgage Securities Corporation
4,835,336	4.691%, 4/15/2037	4,943,140
	Credit Suisse Mortgage Capital Certificates
3,844,973	5.467%, 9/15/2039	4,235,860
	Federal National Mortgage Association
8,000,000	1.083%, 2/25/2016	8,043,200

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Commercial Mortgage-Backed Securities (6.4%) - continued
	Government National Mortgage Association
$1,020,652	2.870%, 3/16/2051	$1,030,589
4,864,591	2.164%, 3/16/2033	4,904,704
3,514,561	3.214%, 1/16/2040	3,617,903
	Greenwich Capital Commercial Funding Corporation
3,000,000	5.074%, 1/5/2036	3,029,280
5,500,000	5.224%, 4/10/2037	5,892,739
	GS Mortgage Securities Corporation II
4,800,000	1.043%, 11/8/2029[d,g]	4,748,784
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
6,500,000	5.429%, 12/12/2043	7,141,778
	LB-UBS Commercial Mortgage Trust
697,202	5.303%, 2/15/2040	697,848
	Morgan Stanley Capital, Inc.
3,152,578	5.763%, 4/12/2049	3,161,531
	NCUA Guaranteed Notes
5,000,000	2.900%, 10/29/2020	5,218,765
	Wachovia Bank Commercial Mortgage Trust
2,475,432	5.765%, 7/15/2045	2,674,264

	Total	70,629,555

Communications Services (1.9%)
	AT&T, Inc.
2,625,000	1.400%, 12/1/2017	2,552,004
	British Telecommunications plc
1,500,000	1.625%, 6/28/2016	1,506,579
	Crown Castle Towers, LLC
2,500,000	3.214%, 8/15/2015[d]	2,573,775
1,650,000	4.174%, 8/15/2017[d]	1,743,819
	DIRECTV Holdings, LLC
1,125,000	1.750%, 1/15/2018	1,086,102
	GTP Acquisition Partners I, LLC
2,000,000	4.347%, 6/15/2016[d]	2,102,142
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[d]	2,190,013
	Qwest Communications International, Inc.
2,000,000	7.125%, 4/1/2018	2,075,000
	SBA Tower Trust
4,500,000	4.254%, 4/15/2015[d]	4,658,017

	Total	20,487,451

Consumer Cyclical (1.9%)
	Amazon.com, Inc.
2,125,000	1.200%, 11/29/2017	2,055,160
	American Honda Finance Corporation
5,000,000	1.850%, 9/19/2014[d]	5,066,640
	Daimler Finance North America, LLC
4,000,000	0.886%, 3/28/2014[d,g]	4,011,568
	Ford Motor Credit Company, LLC
2,000,000	4.207%, 4/15/2016	2,089,296
2,050,000	3.984%, 6/15/2016	2,147,641
1,000,000	3.000%, 6/12/2017	1,002,108
	Volkswagen International Finance NV
4,000,000	1.625%, 3/22/2015[d]	4,046,680

	Total	20,419,093

Consumer Non-Cyclical (3.4%)
	AbbVie, Inc.
1,500,000	1.200%, 11/6/2015[d]	1,501,648
1,250,000	1.750%, 11/6/2017[d]	1,224,646
	Allergan, Inc.
1,250,000	1.350%, 3/15/2018	1,217,969
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	462,338
	Anheuser-Busch InBev Worldwide, Inc.
3,150,000	1.375%, 7/15/2017	3,100,233
	Cargill, Inc.
2,146,000	4.307%, 5/14/2021[d]	2,262,837
	Celgene Corporation
2,500,000	2.450%, 10/15/2015	2,574,607
	Coca-Cola Enterprises, Inc.
3,000,000	3.500%, 9/15/2020	3,026,898
	ConAgra Foods, Inc.
1,400,000	1.300%, 1/25/2016	1,402,309
	Dr Pepper Snapple Group, Inc.
500,000	2.000%, 1/15/2020	471,437
	Express Scripts Holding Company
3,000,000	2.650%, 2/15/2017	3,054,759
	General Mills, Inc.
2,000,000	0.624%, 5/16/2014[g]	2,002,506
	Heineken NV
2,650,000	1.400%, 10/1/2017[d]	2,574,745
	Medtronic, Inc.
2,000,000	1.375%, 4/1/2018	1,944,322
	Mylan, Inc.
3,000,000	7.875%, 7/15/2020[d]	3,461,844
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[d]	2,539,670
	Sanofi
1,500,000	1.250%, 4/10/2018	1,452,881
	Teva Pharmaceutical Finance III BV
3,000,000	0.772%, 3/21/2014[g]	3,005,589

	Total	37,281,238

Energy (1.4%)
	Cameron International Corporation
3,000,000	1.205%, 6/2/2014[g]	3,013,278
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	2,972,409
	DCP Midstream, LLC
625,000	5.850%, 5/21/2043[d]	600,000
	Energy Transfer Partners, LP
2,000,000	6.000%, 7/1/2013	1,996,220
	International Petroleum Investment Company, Ltd.
2,000,000	3.125%, 11/15/2015[d]	2,052,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Energy (1.4%) - continued
	Marathon Oil Corporation
$2,700,000	0.900%, 11/1/2015	$2,685,015
	Valero Energy Corporation
650,000	6.125%, 2/1/2020	755,331
	Weatherford International, Ltd.
1,500,000	6.000%, 3/15/2018	1,684,441

	Total	15,759,194

Financials (23.9%)
	Achmea Hypotheekbank NV
805,000	3.200%, 11/3/2014[d]	835,590
	American Express Company
3,000,000	0.863%, 5/22/2018[g]	2,996,091
	American International Group, Inc.
2,000,000	5.050%, 10/1/2015	2,168,016
	American Tower Trust I
1,650,000	1.551%, 3/15/2018[d]	1,621,417
	Australia and New Zealand Banking Group, Ltd.
5,000,000	2.400%, 11/23/2016[d]	5,174,500
	Bank Nederlandse Gemeenten NV
1,000,000	1.375%, 3/19/2018[d]	979,100
	Bank of America Corporation
1,500,000	1.500%, 10/9/2015	1,496,592
2,000,000	5.625%, 10/14/2016	2,212,618
2,000,000	1.343%, 3/22/2018[g]	1,979,142
	Bank of Montreal
6,000,000	2.625%, 1/25/2016[d]	6,258,000
1,500,000	0.879%, 4/9/2018[g]	1,496,508
	Bank of New York Mellon Corporation
2,500,000	1.124%, 11/24/2014[g]	2,524,320
2,500,000	1.700%, 11/24/2014	2,535,460
675,000	4.500%, 12/29/2049[j]	634,500
	Bank of Nova Scotia
3,000,000	2.150%, 8/3/2016[d]	3,096,900
	Barclays Bank plc
5,000,000	2.500%, 9/21/2015[d,i]	5,176,030
	BBVA Banco Continental SA
2,000,000	2.250%, 7/29/2016[d]	1,940,000
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,883,612
	Berkshire Hathaway Finance Corporation
3,000,000	2.450%, 12/15/2015	3,119,691
1,000,000	1.600%, 5/15/2017	995,796
	Caisse Centrale Desjardins du Quebec
4,000,000	2.550%, 3/24/2016[d]	4,164,800
	Canadian Imperial Bank of Commerce
5,000,000	0.900%, 9/19/2014[d]	5,025,000
	Capital One Financial Corporation
3,000,000	1.427%, 7/15/2014[g]	3,025,290
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[d]	4,122,212
	Chesapeake Funding, LLC
3,000,000	0.643%, 5/7/2024[d,g]	2,993,898
	Citigroup, Inc.
1,506,000	1.214%, 4/1/2014[g]	1,512,146
1,000,000	4.050%, 7/30/2022	961,106
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,398,622
	Commonwealth Bank of Australia
3,500,000	0.750%, 1/15/2016[d,i]	3,472,000
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3,000,000	3.200%, 3/11/2015[d]	3,110,652
	Credit Agricole Home Loan SFH
4,500,000	1.026%, 7/21/2014[d,g]	4,515,993
	Credit Suisse AG Guernsey
2,000,000	2.600%, 5/27/2016[d]	2,081,636
	DnB Boligkreditt AS
4,900,000	1.450%, 3/21/2018[d]	4,757,410
	General Electric Capital Corporation
4,500,000	1.273%, 3/15/2023[g]	4,459,248
	Goldman Sachs Group, Inc.
3,550,000	2.375%, 1/22/2018	3,485,504
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,019,970
	Health Care REIT, Inc.
750,000	6.125%, 4/15/2020	852,002
	HSBC Bank plc
5,000,000	1.625%, 7/7/2014[d,i]	5,045,985
	ING Bank NV
5,000,000	2.500%, 1/14/2016[d]	5,163,500
	ING Capital Funding Trust III
1,000,000	3.884%, 12/29/2049[g,j]	960,000
	ING US, Inc.
500,000	5.650%, 5/15/2053[d]	470,000
1,500,000	2.900%, 2/15/2018[d]	1,507,548
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015	1,204,500
	J.P. Morgan Chase & Company
4,000,000	1.176%, 1/25/2018[g]	3,991,200
1,450,000	7.900%, 4/29/2049[j]	1,638,500
	J.P. Morgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	2,006,980
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	702,544
	Landwirtschaftliche Rentenbank
7,000,000	0.473%, 3/15/2016[d,g]	7,002,352
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[d]	319,835
	Macquarie Bank, Ltd.
2,275,000	5.000%, 2/22/2017[d]	2,437,637
	MassMutual Global Funding II
3,500,000	2.000%, 4/5/2017[d]	3,507,193
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[d]	3,452,049
	Morgan Stanley
1,000,000	4.100%, 5/22/2023	923,919
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,207,798

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Financials (23.9%) - continued
	National Australia Bank, Ltd.
$2,250,000	0.576%, 1/22/2015[d,g]	$2,253,859
3,750,000	2.000%, 6/20/2017[d]	3,802,500
	National Bank of Canada
3,000,000	1.650%, 1/30/2014[d]	3,020,100
2,750,000	2.200%, 10/19/2016[d]	2,840,203
	NCUA Guaranteed Notes
2,893,473	0.543%, 12/7/2020[g]	2,901,516
	Nederlandse Waterschapsbank NV
4,500,000	0.750%, 3/29/2016[d]	4,474,620
	Network Rail Infrastructure Finance plc
6,000,000	0.875%, 5/15/2018[d]	5,775,060
	New York Life Global Funding
6,000,000	3.000%, 5/4/2015[d]	6,252,174
	Norddeutsche Landesbank Girozentrale
2,000,000	0.875%, 10/16/2015[d]	1,998,000
	Nordea Bank AB
2,500,000	3.125%, 3/20/2017[d]	2,572,700
	Principal Life Global Funding II
2,250,000	1.000%, 12/11/2015[d]	2,250,421
	Private Export Funding Corporation
5,000,000	2.125%, 7/15/2016	5,200,865
	Prudential Covered Trust
3,420,000	2.997%, 9/30/2015[d]	3,529,166
	Rabobank Capital Funding Trust II
1,856,000	5.260%, 12/29/2049[d,j]	1,865,280
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,455,528
	Royal Bank of Canada
4,000,000	1.200%, 9/19/2017	3,902,640
	Royal Bank of Scotland Group plc
1,000,000	6.125%, 12/15/2022	951,570
	Skandinaviska Enskilda Banken AB
2,100,000	1.750%, 3/19/2018[d]	2,042,250
2,500,000	1.375%, 5/29/2018[d,i]	2,408,250
	SLM Corporation
700,000	4.625%, 9/25/2017	689,500
	SpareBank 1 Boligkreditt AS
3,000,000	1.250%, 5/2/2018[d]	2,860,800
	Stadshypotek AB
6,000,000	0.826%, 9/30/2013[d,g]	6,006,954
2,000,000	1.875%, 10/2/2019[d]	1,912,600
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[d]	1,139,551
	Svensk Exportkredit AB
3,500,000	0.576%, 1/23/2017[g]	3,509,912
1,500,000	1.125%, 4/5/2018	1,457,885
	Svenska Handelsbanken AB
2,750,000	0.722%, 3/21/2016[g]	2,750,036
	Swedbank AB
1,750,000	1.750%, 3/12/2018[d]	1,700,300
	Swedbank Hypotek AB
5,000,000	0.726%, 3/28/2014[d,g]	5,015,195
	Toronto-Dominion Bank
4,000,000	0.456%, 7/26/2013[g]	4,000,000
3,000,000	2.200%, 7/29/2015[d]	3,092,100
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020	4,188,864
	UBS AG/London
5,000,000	1.875%, 1/23/2015[d]	5,089,000
	Wachovia Corporation
1,000,000	0.543%, 6/15/2017[g]	982,986
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
3,350,000	5.750%, 9/2/2015[d]	3,660,056
	Wells Fargo & Company
4,500,000	2.625%, 12/15/2016	4,662,756
925,000	3.450%, 2/13/2023	883,407
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[d,i]	2,434,000

	Total	262,155,516

Foreign Government (4.8%)
	Canada Government International Bond
8,500,000	0.875%, 2/14/2017	8,458,350
	Eksportfinans ASA
2,450,000	2.375%, 5/25/2016	2,345,875
	European Investment Bank
6,000,000	1.750%, 3/15/2017	6,109,416
	Hydro Quebec
3,000,000	2.000%, 6/30/2016	3,086,100
	Inter-American Development Bank
3,750,000	0.232%, 2/11/2016[g]	3,753,056
	International Finance Corporation
3,090,000	0.500%, 5/16/2016	3,068,998
	Kommunalbanken AS
6,000,000	2.750%, 5/5/2015[d]	6,242,820
	Kommuninvest I Sverige AB
3,500,000	1.000%, 10/24/2017[d]	3,417,750
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,373,750
	Province of British Columbia
6,500,000	2.100%, 5/18/2016	6,737,250
	Province of Manitoba
5,100,000	1.300%, 4/3/2017	5,125,500
	Province of Ontario
3,500,000	0.325%, 8/13/2015[g]	3,498,614

	Total	53,217,479

Mortgage-Backed Securities (5.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
25,250,000	2.500%, 7/1/2028[c]	25,376,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Mortgage-Backed Securities (5.5%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$1,542,914	6.500%, 9/1/2037	$1,735,067
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
6,468,255	2.250%, 6/25/2025	6,610,498
22,350,000	2.500%, 7/1/2028[c]	22,479,210
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,573,363	5.841%, 9/1/2037[g]	2,772,362
1,104,084	5.551%, 10/1/2037[g]	1,188,305

	Total	60,161,692

Technology (0.7%)
	Affiliated Computer Services, Inc.
2,000,000	5.200%, 6/1/2015	2,120,848
	Apple, Inc.
2,500,000	1.000%, 5/3/2018	2,400,745
	Xerox Corporation
3,000,000	1.094%, 5/16/2014[g]	2,997,873

	Total	7,519,466

Transportation (1.2%)
	British Airways plc
1,500,000	4.625%, 6/20/2024[c,d]	1,500,000
	Canadian Pacific Railway Company
425,000	7.125%, 10/15/2031	525,516
	Continental Airlines, Inc.
3,250,000	4.150%, 4/11/2024	3,185,000
	CSX Corporation
2,500,000	6.250%, 4/1/2015	2,731,298
	Delta Air Lines, Inc.
916,078	4.750%, 5/7/2020	959,591
	Erac USA Finance Company
4,500,000	2.750%, 7/1/2013[d]	4,493,070

	Total	13,394,475

U.S. Government and Agencies (20.1%)
	Federal Agricultural Mortgage Corporation
3,500,000	2.000%, 7/27/2016	3,615,136
	Federal Farm Credit Banks
4,950,000	0.218%, 9/23/2013[g]	4,952,168
	Federal Home Loan Banks
10,000,000	0.330%, 9/16/2013[g]	10,005,610
1,000,000	0.375%, 6/24/2016	988,765
	Federal Home Loan Mortgage Corporation
500,000	1.250%, 8/1/2019	476,796
4,000,000	1.250%, 10/2/2019	3,789,668
	Federal National Mortgage Association
9,000,000	0.875%, 2/8/2018	8,737,965
5,000,000	0.875%, 5/21/2018[i]	4,832,310
	U.S. Treasury Bonds
6,050,000	3.000%, 5/15/2042	5,514,950
	U.S. Treasury Bonds, TIPS
4,631,305	0.750%, 2/15/2042	4,076,998
	U.S. Treasury Notes
2,765,000	1.000%, 10/31/2016	2,781,419
10,015,000	0.625%, 5/31/2017	9,855,381
94,625,000	0.875%, 1/31/2018	92,939,539
8,250,000	2.375%, 6/30/2018	8,647,031
33,995,000	1.375%, 1/31/2020	33,049,531
3,800,000	1.625%, 8/15/2022	3,565,171
	U.S. Treasury Notes, TIPS
1,961,776	0.125%, 4/15/2018	2,012,355
903,634	1.125%, 1/15/2021	966,395
8,425,328	0.125%, 1/15/2022	8,252,221
12,921,303	0.125%, 1/15/2023	12,528,624

	Total	221,588,033

Utilities (1.1%)
	Duke Energy Corporation
2,000,000	2.100%, 6/15/2018	1,987,620
	Electricite de France SA
1,500,000	5.250%, 1/29/2049[d,j]	1,434,000
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,118,375
	Northeast Utilities
3,000,000	1.022%, 9/20/2013[g]	3,004,164
1,250,000	1.450%, 5/1/2018	1,213,289
	ONEOK Partners, LP
650,000	8.625%, 3/1/2019	823,023
	Sempra Energy
2,750,000	2.300%, 4/1/2017	2,785,288

	Total	12,365,759

	Total Long-Term Fixed Income (cost $1,063,964,807)	1,049,343,390

Shares	Mutual Funds (1.4%)
Fixed Income Mutual Funds (1.4%)
3,235,316	Thrivent High Yield Fund	16,047,169

	Total	16,047,169

	Total Mutual Funds (cost $11,778,883)	16,047,169

	Preferred Stock (0.5%)
Financials (0.3%)
66,000	HSBC Holdings plc, 8.000%[j]	1,788,600
20,000	The Allstate Corporation, 5.100%	511,800
23,000	The Goldman Sachs Group, Inc., 5.500%[j]	555,220

	Total	2,855,620

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Preferred Stock (0.5%)	Value
Utilities (0.2%)
24,375	Southern California Edison Company, 4.320%[j]	$2,471,779

	Total	2,471,779

	Total Preferred Stock (cost $5,144,219)	5,327,399

	Collateral Held for Securities Loaned (1.5%)
16,636,155	Thrivent Cash Management Trust	16,636,155

	Total Collateral Held for Securities Loaned (cost $16,636,155)	16,636,155

Shares or Principal Amount	Short-Term Investments (4.9%)
	Federal Home Loan Bank Discount Notes
1,600,000	0.093%, 11/22/2013[k,l]	1,599,397
900,000	0.105%, 12/4/2013[k]	899,585
	Thrivent Cash Management Trust
51,987,888	0.080%	51,987,888

	Total Short-Term Investments (at amortized cost)	54,486,870

	Total Investments (cost $1,185,912,098) 106.8%	$1,175,546,702

	Other Assets and Liabilities, Net (6.8%)	(74,484,886)

	Total Net Assets 100.0%	$1,101,061,816

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $332,617,020 or 30.2% of total net assets.
e	All or a portion of the security is insured or guaranteed.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of June 28, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	11/29/2012	$3,432,173
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	$214,738
Mortgage Equity Conversion Asset Trust	2/14/2007	$5,489,682
Mortgage Equity Conversion Asset Trust	1/18/2007	$5,594,653
Wachovia Asset Securitization, Inc.	3/16/2007	$1,223,381

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.
h	Defaulted security. Interest is not being accrued.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At June 28, 2013, $1,599,397 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$18,101,365
Gross unrealized depreciation	(28,663,061)

Net unrealized appreciation (depreciation)	$(10,561,696)
Cost for federal income tax purposes	$1,186,108,398

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	943,026	—	943,026	—
Capital Goods	1,907,189	—	1,907,189	—
Communications Services	10,923,600	—	10,923,600	—
Consumer Cyclical	6,917,264	—	6,917,264	—
Consumer Non-Cyclical	3,015,302	—	3,015,302	—
Energy	484,997	—	484,997	—
Financials	1,883,489	—	1,883,489	—
Technology	2,372,820	—	2,372,820	—
Transportation	2,394,227	—	2,394,227	—
Utilities	2,863,805	—	2,863,805	—
Long-Term Fixed Income
Asset-Backed Securities	174,539,893	—	157,650,617	16,889,276
Basic Materials	8,928,788	—	8,928,788	—
Capital Goods	13,257,925	—	13,257,925	—
Collateralized Mortgage Obligations	57,637,833	—	52,666,935	4,970,898
Commercial Mortgage-Backed
Securities	70,629,555	—	70,629,555	—
Communications Services	20,487,451	—	20,487,451	—
Consumer Cyclical	20,419,093	—	20,419,093	—
Consumer Non-Cyclical	37,281,238	—	37,281,238	—
Energy	15,759,194	—	15,759,194	—
Financials	262,155,516	—	262,155,516	—
Foreign Government	53,217,479	—	53,217,479	—
Mortgage-Backed Securities	60,161,692	—	60,161,692	—
Technology	7,519,466	—	7,519,466	—
Transportation	13,394,475	—	13,394,475	—
U.S. Government and Agencies	221,588,033	—	221,588,033	—
Utilities	12,365,759	—	12,365,759	—
Mutual Funds
Fixed Income Mutual Funds	16,047,169	16,047,169	—	—
Preferred Stock
Financials	2,855,620	2,855,620	—	—
Utilities	2,471,779	—	2,471,779	—
Collateral Held for Securities Loaned	16,636,155	16,636,155	—	—
Short-Term Investments	54,486,870	51,987,888	2,498,982	—

Total	$1,175,546,702	$87,526,832	$1,066,159,696	$21,860,174

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,875,346	4,875,346	—	—

Total Asset Derivatives	$4,875,346	$4,875,346	$—	$—

Liability Derivatives
Futures Contracts	32,046	32,046	—	—

Total Liability Derivatives	$32,046	$32,046	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(1,735)	September 2013	($213,657,252)	($210,016,337)	$3,640,915
10-Yr. U.S. Treasury Bond Futures	(315)	September 2013	(41,101,619)	(39,867,188)	1,234,431
30-Yr. U.S. Treasury Bond Futures	5	September 2013	711,265	679,219	(32,046)
Total Futures Contracts					$4,843,300

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	4,875,346
Total Interest Rate Contracts		4,875,346

Total Asset Derivatives		$4,875,346

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	32,046
Total Interest Rate Contracts		32,046

Total Liability Derivatives		$32,046

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	1,709,992
Total Interest Rate Contracts		1,709,992
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(1,086,964)
Total Credit Contracts		(1,086,964)

Total		$623,028

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	4,200,139
Total Interest Rate Contracts		4,200,139
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	393,337
Total Credit Contracts		393,337

Total		$4,593,476

The following table presents Limited Maturity Bond Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)
Interest Rate Contracts	$287,300,011	24.3%	N/A	N/A
Credit Contracts	N/A	N/A	$34,104,752	2.9%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
High Yield Fund	$18,329,255	$—	$1,930,000	3,235,316	$16,047,169	$513,473
Cash Management Trust- Collateral Investment	10,526,150	95,692,223	89,582,218	16,636,155	16,636,155	17,021
Cash Management Trust- Short Term Investment	48,536,050	218,564,284	215,112,446	51,987,888	51,987,888	23,445
Total Value and Income Earned	77,391,455				84,671,212	553,939

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mortgage Securities Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (104.0%)	Value
Asset-Backed Securities (7.0%)
	Asset Backed Securities Corporation Home Equity
$255,982	0.333%, 7/25/2036[a]	$227,623
	Countrywide Asset-Backed Certificates
193,372	5.859%, 10/25/2046	131,711
	Credit Based Asset Servicing and Securitization, LLC
112,316	4.078%, 12/25/2036	73,567
	First Horizon ABS Trust
312,061	0.323%, 10/25/2026[a,b]	284,191
598,796	0.353%, 10/25/2034[a,b]	455,657
	GMAC Mortgage Corporation Loan Trust
764,579	0.373%, 8/25/2035[a,b]	621,134
	Popular ABS Mortgage Pass- Through Trust
100,000	5.297%, 11/25/2035	83,914
	Renaissance Home Equity Loan Trust
250,000	5.797%, 8/25/2036	160,506
196,557	5.285%, 1/25/2037	109,535
	Wachovia Asset Securitization, Inc.
489,353	0.333%, 7/25/2037[a,b,c]	408,202

	Total	2,556,040

Collateralized Mortgage Obligations (9.4%)
	Citicorp Mortgage Securities, Inc.
195,000	6.000%, 7/25/2037	193,468
	CitiMortgage Alternative Loan Trust
186,402	5.750%, 4/25/2037	167,122
	Countrywide Alternative Loan Trust
48,601	5.500%, 10/25/2035	46,031
92,046	5.500%, 2/25/2036	82,415
132,647	6.000%, 1/25/2037	105,251
	GMAC Mortgage Corporation Loan Trust
104,837	5.341%, 9/19/2035	102,467
	GSR Mortgage Loan Trust
39,130	0.383%, 8/25/2046[a]	36,354
	Impac CMB Trust
303,174	0.713%, 4/25/2035[a]	268,004
54,984	0.833%, 8/25/2035[a]	45,449
	J.P. Morgan Alternative Loan Trust
123,584	6.500%, 3/25/2036	108,493
	J.P. Morgan Mortgage Trust
145,711	6.500%, 1/25/2035	141,714
376,440	2.510%, 6/25/2036	325,635
69,181	2.968%, 10/25/2036	54,659
	MLCC Mortgage Investors, Inc.
299,026	0.853%, 8/25/2029[a]	291,068
	Residential Accredit Loans, Inc.
150,272	5.500%, 12/25/2034	154,444
184,754	3.769%, 9/25/2035	147,957
	Sequoia Mortgage Trust
287,460	0.502%, 11/20/2034[a]	279,646
	WaMu Mortgage Pass Through Certificates
81,041	2.727%, 10/25/2036	66,607
54,398	2.654%, 8/25/2046	44,318
	Wells Fargo Mortgage Backed Securities Trust
280,200	5.000%, 3/25/2021	287,342
330,885	2.641%, 3/25/2036	321,811
85,378	2.723%, 4/25/2036	79,743
87,706	6.000%, 7/25/2037	83,320

	Total	3,433,318

Commercial Mortgage-Backed Securities (5.5%)
	Bear Stearns Commercial Mortgage Securities, Inc.
22,923	5.853%, 6/11/2040	23,205
	Commercial Mortgage Pass-Through Certificates
250,000	5.306%, 12/10/2046	275,805
	Credit Suisse First Boston Mortgage Securities
200,000	5.542%, 1/15/2049	221,464
	Credit Suisse Mortgage Capital Certificates
118,000	5.509%, 9/15/2039	126,635
	Federal National Mortgage Association
350,000	1.083%, 2/25/2016	351,890
	GE Capital Commercial Mortgage Corporation
9,582	4.641%, 3/10/2040	9,590
	Government National Mortgage Association
132,671	2.164%, 3/16/2033	133,765
	LB-UBS Commercial Mortgage Trust
300,000	4.786%, 10/15/2029	309,607
24,939	5.303%, 2/15/2040	24,962
96,016	5.866%, 9/15/2045	107,020
	Morgan Stanley Capital I
100,000	3.224%, 7/15/2049	104,822
	Morgan Stanley Capital, Inc.
285,000	5.332%, 12/15/2043	313,645

	Total	2,002,410

Mortgage-Backed Securities (80.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,650,000	2.500%, 7/1/2028[d]	2,663,250
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
70,813	5.500%, 9/1/2024	76,317
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
242,560	2.250%, 6/25/2025	247,894
3,950,000	2.500%, 7/1/2028[d]	3,972,836

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mortgage Securities Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (104.0%)	Value
Mortgage-Backed Securities (80.0%) - continued
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
$527,124	6.000%, 8/1/2024	$580,736
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
7,037,500	3.000%, 7/1/2043[d]	6,875,857
6,600,000	3.500%, 7/1/2043[d]	6,700,031
7,737,500	4.000%, 7/1/2043[d]	8,060,601

	Total	29,177,522

U.S. Government and Agencies (2.1%)
	U.S. Treasury Notes, TIPS
754,530	0.125%, 4/15/2018	773,983

	Total	773,983

	Total Long-Term Fixed Income (cost $38,460,060)	37,943,273

Shares or Principal Amount	Short-Term Investments (72.8%)
	Fairway Finance, LLC
1,000,000	0.140%, 7/8/2013[e]	999,965
	Federal Agricultural Mortgage Corporation Discount Notes
4,800,000	0.070%, 7/12/2013[e]	4,799,879
	Federal Home Loan Bank Discount Notes
4,000,000	0.050%, 7/5/2013[e]	3,999,966
100,000	0.093%, 11/22/2013[e,f]	99,962
	Liberty Street Funding, LLC
1,000,000	0.150%, 7/18/2013[e]	999,921
	Nieuw Amsterdam Receivables
1,000,000	0.160%, 7/18/2013[e]	999,916
	Thrivent Cash Management Trust
14,678,780	0.080%	14,678,780

	Total Short-Term Investments (at amortized cost)	26,578,389

	Total Investments (cost $65,038,449) 176.8%	$64,521,662

	Other Assets and Liabilities, Net (76.8%)	(28,028,473)

	Total Net Assets 100.0%	$36,493,189

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.
b	All or a portion of the security is insured or guaranteed.
c	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Mortgage Securities Portfolio owned as of June 28, 2013.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$489,352

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	At June 28, 2013, $99,962 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$468,372
Gross unrealized depreciation	(985,159)

Net unrealized appreciation (depreciation)	$(516,787)

Cost for federal income tax purposes	$65,038,449

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mortgage Securities Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Mortgage Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	2,556,040	—	2,556,040	—
Collateralized Mortgage Obligations	3,433,318	—	3,433,318	—
Commercial Mortgage-Backed Securities	2,002,410	—	2,002,410	—
Mortgage-Backed Securities	29,177,522	—	29,177,522	—
U.S. Government and Agencies	773,983	—	773,983	—
Short-Term Investments	26,578,389	14,678,780	11,899,609	—

Total	$64,521,662	$14,678,780	$49,842,882	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	40,579	40,579	—	—

Total Asset Derivatives	$40,579	$40,579	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(10)	September 2013	($1,231,454)	($1,210,469)	$20,985
10-Yr. U.S. Treasury Bond Futures	(5)	September 2013	(652,407)	(632,813)	19,594
Total Futures Contracts					$40,579

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Mortgage Securities Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	40,579
Total Interest Rate Contracts		40,579

Total Asset Derivatives		$40,579

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mortgage Securities Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Mortgage Securities Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	15,039
Total Equity Contracts		15,039
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(9,198)
Total Interest Rate Contracts		(9,198)

Total		$5,841

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Mortgage Securities Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	42,821
Total Interest Rate Contracts		42,821

Total		$42,821

The following table presents Mortgage Securities Portfolio’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)		Options (Contracts)
Equity Contracts	N/A	N/A	%	1
Interest Rate Contracts	$1,858,245	4.9		N/A

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mortgage Securities Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Short Term Investment	$16,055,160	$25,314,502	$26,690,882	14,678,780	$14,678,780	$7,309
Total Value and Income Earned	16,055,160				14,678,780	7,309

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Asset Backed Commercial Paper (25.7%)[a]	Value
	Barton Capital Corporation
$3,401,000	0.070%, 7/1/2013[b,c]	$3,400,987
	Dealers Capital Access Trust, LLC
1,350,000	0.320%, 7/22/2013[b]	1,349,724
1,300,000	0.320%, 8/8/2013[b]	1,299,538
1,350,000	0.320%, 9/4/2013[b]	1,349,196
	Fairway Finance, LLC
1,370,000	0.160%, 7/18/2013[b,c]	1,369,884
1,320,000	0.180%, 8/19/2013[b,c]	1,319,663
	Golden Funding Corporation
1,000,000	0.140%, 7/2/2013[b,c]	999,988
1,400,000	0.320%, 7/15/2013[b,c]	1,399,801
1,300,000	0.250%, 8/20/2013[b,c]	1,299,530
1,400,000	0.400%, 8/26/2013[b,c]	1,399,098
	Jupiter Securitization
	Corporation, LLC
5,285,000	0.100%, 7/1/2013[b,c]	5,284,971
	Kells Funding, LLC
1,400,000	0.260%, 8/20/2013[b,c]	1,399,474
1,400,000	0.230%, 9/9/2013[b,c]	1,399,356
	Nieuw Amsterdam Receivables
1,340,000	0.180%, 8/13/2013[b,c]	1,339,699
	Old Line Funding, LLC
4,000,000	0.050%, 7/1/2013[b,c]	3,999,989
1,430,000	0.230%, 10/15/2013[b,c]	1,429,013
1,360,000	0.233%, 3/10/2014[b,c]	1,360,000
	Sydney Capital Corporation
1,400,000	0.270%, 7/11/2013[b,c]	1,399,874
1,360,000	0.260%, 9/16/2013[b,c]	1,359,224
1,360,000	0.260%, 9/24/2013[b,c]	1,359,145

	Total	35,518,154

	Certificate of Deposit (9.8%)[a]
	Bank of Montreal Chicago
1,370,000	0.455%, 7/24/2014[d]	1,372,309
	Rabobank Nederland
1,430,000	0.378%, 7/11/2013[d]	1,430,073
1,360,000	0.311%, 4/29/2014[d]	1,360,162
	Royal Bank of Canada
1,000,000	0.323%, 8/27/2013[d]	1,000,190
1,350,000	0.310%, 2/28/2014[d]	1,350,000
1,360,000	0.290%, 6/17/2014[d]	1,360,000
	Toronto-Dominion Bank NY
1,430,000	0.272%, 9/13/2013[d]	1,430,000
1,400,000	0.276%, 10/21/2013[d]	1,400,000
	Wells Fargo Bank NA
1,370,000	0.150%, 8/12/2013	1,370,000
1,400,000	0.256%, 4/17/2014[d]	1,400,000

	Total	13,472,734

	Financial Company Commercial Paper (0.7%)[a]
	Skandinav Enskilda Bank
1,000,000	0.230%, 8/1/2013[c]	999,789

	Total	999,789

	Government Agency Debt (32.7%)[a]
	Federal Farm Credit Bank
1,540,000	0.213%, 8/22/2013[d]	1,540,186
1,450,000	0.181%, 8/27/2013[d]	1,450,000
800,000	0.163%, 1/13/2014[d]	800,046
	Federal Home Loan Bank
1,420,000	0.160%, 12/20/2013[d]	1,419,794
1,420,000	0.180%, 2/24/2014[d]	1,420,000
1,050,000	0.220%, 2/28/2014[d]	1,050,283
1,410,000	0.220%, 6/4/2014[d]	1,410,931
	Federal Home Loan Mortgage Corporation
930,000	0.300%, 9/3/2013[d]	929,964
1,440,000	0.133%, 9/13/2013[d]	1,439,988
2,960,000	0.164%, 11/4/2013[d]	2,960,168
	Federal National Mortgage Association
850,000	0.330%, 10/28/2013[d]	849,971
1,410,000	0.172%, 6/20/2014[d]	1,409,722
1,410,000	0.360%, 8/25/2014[d]	1,412,309
	Overseas Private Investment Corporation
1,379,309	0.140%, 7/3/2013[d]	1,379,309
5,380,000	0.140%, 7/5/2013[d]	5,380,000
2,500,000	0.140%, 7/5/2013[d]	2,500,000
1,420,000	0.140%, 7/5/2013[d]	1,420,000
1,410,000	0.150%, 7/5/2013[d]	1,410,000
920,000	0.352%, 7/12/2013	936,930
3,715,000	0.531%, 12/9/2013	3,725,860
2,270,000	0.400%, 5/2/2014	2,271,440
3,000,000	0.400%, 5/2/2014	3,001,904
	Straight-A Funding, LLC
5,000,000	0.080%, 7/3/2013[b,c]	4,999,956

	Total	45,118,761

Shares	Investment Company (6.8%)
	AIM Investments Institutional Government and Agency Portfolio
15,000	0.020%	15,000
	BlackRock Cash Funds
6,533,000	0.120%	6,533,000
	Dreyfus Institutional Cash Advantage Fund
2,670,000	0.040%	2,670,000
	DWS Money Market Series
150,029	0.070%	150,028

	Total	9,368,028

Principal Amount	Other Commercial Paper (2.0%)[a]
	Caisse des Depots et Consignations
1,360,000	0.210%, 7/30/2013[b,c]	1,359,754
	Society of New York Hospital Fund
1,400,000	0.200%, 8/13/2013[b]	1,399,650

	Total	2,759,404

	Other Note (18.3%)[a]
	Bank of New York Mellon Corporation
1,400,000	0.554%, 1/31/2014[d]	1,402,639

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Other Note (18.3%)[a]	Value
	BHP Billiton Finance USA, Ltd.
$1,200,000	6.750%, 11/1/2013[b]	$1,225,777
900,000	0.544%, 2/18/2014[b,d]	901,659
	General Electric Capital Corporation
1,400,000	1.130%, 1/7/2014[b,d]	1,406,374
860,000	0.402%, 3/20/2014[b,d]	860,739
1,400,000	0.910%, 4/7/2014[b,d]	1,406,996
	KFW International Finance
800,000	0.458%, 1/17/2014[b,d]	801,083
	Nordea Bank AB
1,420,000	1.750%, 10/4/2013[c]	1,425,426
825,000	2.125%, 1/14/2014[c]	832,782
	Novartis Capital Corporation
1,400,000	4.125%, 2/10/2014[b]	1,432,114
	Rabobank Nederland
1,440,000	0.476%, 7/25/2013[d]	1,440,248
	Royal Bank of Canada
700,000	2.100%, 7/29/2013	701,090
1,410,000	1.125%, 1/15/2014	1,416,032
	Toronto-Dominion Bank
1,380,000	0.456%, 7/26/2013[d]	1,380,295
	Total Capital Canada, Ltd.
1,440,000	0.658%, 1/17/2014[b,d]	1,443,376
	U.S. Bancorp
2,035,000	1.375%, 9/13/2013	2,038,964
1,400,000	1.125%, 10/30/2013	1,402,866
	United Technologies Corporation
750,000	0.545%, 12/2/2013[d]	750,981
	Wells Fargo Bank NA
1,370,000	0.323%, 7/14/2014[d]	1,370,000
	Westpac Banking Corporation
700,000	1.005%, 12/9/2013[d]	702,340
1,110,000	1.204%, 2/24/2014[c,d]	1,116,727

	Total	25,458,508

	Variable Rate Demand Note (5.2%)[a]
	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
1,600,000	0.080%, 7/1/2013[b,d]	1,600,000
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
1,940,000	0.070%, 7/5/2013[b,d]	1,940,000
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
2,050,000	0.060%, 7/5/2013[b,d]	2,050,000
	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care, Inc.
1,540,000	0.080%, 7/1/2013[b,d]	1,540,000

	Total	7,130,000

	Total Investments (at amortized cost) 101.2%	$139,825,378

	Other Assets and Liabilities, Net (1.2)%	(1,627,185)

	Total Net Assets 100.0%	$138,198,193

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.
c	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $42,254,130 or 30.6% of total net assets.

Cost for federal income tax purposes	$139,825,378

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Portfolio

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	35,518,154	—	35,518,154	—
Certificate of Deposit	13,472,734	—	13,472,734	—
Financial Company Commercial Paper	999,789	—	999,789	—
Government Agency Debt	45,118,761	—	45,118,761	—
Investment Company	9,368,028	9,368,028	—	—
Other Commercial Paper	2,759,404	—	2,759,404	—
Other Note	25,458,508	—	25,458,508	—
Variable Rate Demand Note	7,130,000	—	7,130,000	—

Total	$139,825,378	$9,368,028	$130,457,350	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THIS PAGE INTENTIONALLY LEFT BLANK

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities

As of June 28, 2013 (unaudited)	Aggressive Allocation Portfolio	Moderately Aggressive Allocation Portfolio	Moderate Allocation Portfolio	Moderately Conservative Allocation Portfolio
Assets
Investments at cost	$623,497,639	$3,374,546,742	$6,168,941,466	$3,450,378,017
Investments in securities at value	314,239,628	1,760,278,981	3,592,551,835	2,321,556,527
Investments in affiliates at value	345,891,201	1,797,486,735	2,825,235,332	1,214,783,812
Investments at Value	660,130,829	3,557,765,716	6,417,787,167	3,536,340,339
Cash	1,137,098	1,352,566	1,664,689	1,654,084
Dividends and interest receivable	258,121	2,289,127	5,760,942	4,334,088
Prepaid expenses	5,508	16,255	26,303	15,375
Receivable for investments sold	1,041,860	36,459,133	122,289,609	97,693,962
Receivable for fund shares sold	191,057	2,405,978	3,145,687	145,296
Receivable for variation margin	362,198	605,629	510,423	244,166
Total Assets	663,126,671	3,600,894,404	6,551,184,820	3,640,427,310
Liabilities
Accrued expenses	42,201	89,918	125,694	81,542
Payable for investments purchased	3,738,808	109,564,709	423,553,262	468,260,348
Payable upon return of collateral for securities loaned	—	40,552,164	52,463,197	22,428,437
Payable for fund shares redeemed	100,396	151,380	430,981	1,209,763
Unrealized loss on forward contracts	—	—	—	—
Payable for variation margin	933,382	2,930,162	4,535,810	1,979,854
Payable to affiliate	232,338	1,016,856	1,700,382	900,286
Mortgage dollar roll deferred revenue	3,058	89,536	340,852	427,432
Total Liabilities	5,050,183	154,394,725	483,150,178	495,287,662
Net Assets
Capital stock (beneficial interest)	611,000,909	3,196,331,957	5,696,710,787	3,010,217,728
Accumulated undistributed net investment income/(loss)	2,838,619	24,986,938	49,356,804	27,135,676
Accumulated undistributed net realized gain/(loss)	13,211,435	57,797,426	101,985,371	37,645,467
Net unrealized appreciation/(depreciation) on:
Investments	37,329,070	105,702,883	117,513,876	36,985,263
Affiliated investments	(695,880)	77,516,091	131,331,825	48,977,059
Futures contracts	(5,606,868)	(15,832,141)	(28,858,963)	(15,819,779)
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	(797)	(3,475)	(5,058)	(1,766)
Total Net Assets	$658,076,488	$3,446,499,679	$6,068,034,642	$3,145,139,648
Shares of beneficial interest outstanding	51,112,868	271,542,628	489,194,550	263,845,689
Net asset value per share	$12.87	$12.69	$12.40	$11.92

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

Partner Technology Portfolio	Partner Healthcare Portfolio	Natural Resources Portfolio	Partner Emerging Markets Equity Portfolio	Real Estate Securities Portfolio	Partner Small Cap Growth Portfolio	Partner Small Cap Value Portfolio

$34,633,939	$31,246,031	$37,994,985	$56,445,539	$137,424,695	$271,708,443	$233,965,277
36,649,867	35,383,466	30,865,441	55,973,559	131,391,197	274,238,604	314,981,156
4,955,289	2,005,393	3,185,389	6,186,805	1,127,562	45,544,339	19,967,183
41,605,156	37,388,859	34,050,830	62,160,364	132,518,759	319,782,943	334,948,339
—	4,770 (a)	—	58,095 (b)	709	—	—
14,408	102,064	45,844	156,246	392,327	109,281	278,878
3,048	3,021	3,030	3,147	3,431	3,994	4,175
—	183,982	—	—	29,695	2,124,738	—
18,037	155,700	16,745	108,582	19,248	3,807	29,162
—	—	—	—	—	—	—
41,640,649	37,838,396	34,116,449	62,486,434	132,964,169	322,024,763	335,260,554
23,337	17,767	17,371	34,225	53,308	41,474	47,788
234,032	556,786	—	—	198,065	6,067,259	197,124
3,561,772	—	2,108,929	4,684,156	—	37,118,637	11,398,190
34,134	5,213	1,532	3,208	34,746	5,146	23,494
—	340	—	14	—	—	—
—	—	—	—	—	—	—
28,978	29,301	21,665	54,532	90,254	203,273	209,265
—	—	—	—	—	—	—
3,882,253	609,407	2,149,497	4,776,135	376,373	43,435,789	11,875,861
34,541,928	29,805,458	38,703,000	52,481,749	136,411,778	214,699,845	221,682,905
(21,513)	87,237	105,294	321,189	1,330,567	(457,865)	(1,248,630)
(3,733,236)	1,195,497	(2,897,187)	(804,982)	(248,524)	16,272,494	1,967,356
6,971,217	6,142,828	(3,944,155)	5,714,825	(4,905,936)	48,074,500	100,983,062
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	(340)	—	(14)	—	—	—
—	(1,691)	—	(2,468)	(89)	—	—
$37,758,396	$37,228,989	$31,966,952	$57,710,299	$132,587,796	$278,588,974	$323,384,693
4,856,685	2,552,150	4,664,603	4,698,120	7,123,600	17,907,471	13,647,194
$7.77	$14.59	$6.85	$12.28	$18.61	$15.56	$23.70

(a)	Includes foreign currency holdings of $4,770 (cost $4,822).
(b)	Includes foreign currency holdings of $58,095 (cost $58,133).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

As of June 28, 2013 (unaudited)	Small Cap Stock Portfolio	Small Cap Index Portfolio	Mid Cap Growth Portfolio	Partner Mid Cap Value Portfolio
Assets
Investments at cost	$264,773,477	$170,981,081	$322,287,105	$274,911,839
Investments in securities at value	268,539,479	215,771,220	352,758,401	301,931,460
Investments in affiliates at value	45,753,767	22,076,626	32,387,714	14,294,639
Investments at Value	314,293,246	237,847,846	385,146,115	316,226,099
Cash	—	1,894	—	—
Initial margin deposit on open futures contracts	—	—	—	—
Dividends and interest receivable	198,908	252,367	114,091	522,830
Prepaid expenses	4,095	3,754	4,425	4,087
Receivable for investments sold	385,417	383,409	—	6,078,755
Receivable for fund shares sold	35,772	74,378	2,769	26,024
Unrealized gain on forward contracts	—	—	—	—
Receivable for variation margin	—	—	—	—
Total Assets	314,917,438	238,563,648	385,267,400	322,857,795
Liabilities
Accrued expenses	63,075	66,734	104,781	38,359
Payable for investments purchased	1,984,005	328,261	—	8,655,140
Payable upon return of collateral for securities loaned	10,762,540	19,120,857	17,461,103	9,205,796
Payable for fund shares redeemed	31,785	25,299	26,822	2,756
Unrealized loss on forward contracts	—	—	—	—
Payable for variation margin	50,040	5,619	—	—
Payable to affiliate	168,751	68,405	126,439	171,926
Total Liabilities	13,060,196	19,615,175	17,719,145	18,073,977
Net Assets
Capital stock (beneficial interest)	274,851,778	149,734,131	283,292,193	234,129,232
Accumulated undistributed net investment income/(loss)	635,202	906,823	483,761	1,248,950
Accumulated undistributed net realized gain/(loss)	(23,387,948)	1,416,532	20,913,291	28,091,376
Net unrealized appreciation/(depreciation) on:
Investments	49,519,769	66,866,765	62,859,010	41,314,260
Futures contracts	238,441	24,222	—	—
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
Total Net Assets	$301,857,242	$218,948,473	$367,548,255	$304,783,818
Shares of beneficial interest outstanding	20,150,258	14,874,258	17,491,641	19,006,180
Net asset value per share	$14.98	$14.72	$21.01	$16.04

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

Mid Cap Stock Portfolio	Mid Cap Index Portfolio	Partner Worldwide Allocation Portfolio	Partner Socially Responsible Stock Portfolio	Partner All Cap Growth Portfolio	Partner All Cap Value Portfolio		Partner All Cap Portfolio

$503,876,359	$79,777,942	$1,525,559,687	$9,467,293	$10,457,857	$6,457,156		$50,919,738
539,145,440	96,744,780	1,450,800,277	10,807,199	12,312,499	6,682,200		54,722,657
81,671,730	10,867,597	113,458,095	498,266	341,776	140,075		1,151,851
620,817,170	107,612,377	1,564,258,372	11,305,465	12,654,275	6,822,275		55,874,508
—	—	1,600,120 (a)	—	—	306	(b)	—
—	—	110,127	—	—	—		—
690,999	114,251	7,604,965	4,684	6,140	10,515		50,773
5,172	3,287	8,998	2,941	2,950	2,924		3,119
4,706,292	83,939	13,400,220	—	264,418	—		469,469
1,755	108,018	54,936	14,976	38	95		18,989
—	—	965,675	—	—	—		—
—	—	19,826	—	—	—		—
626,221,388	107,921,872	1,588,023,239	11,328,066	12,927,821	6,836,115		56,416,858
74,479	30,404	250,177	17,277	17,321	17,606		25,288
6,805,501	332,709	13,913,736	—	103,042	—		83,754
49,592,150	6,088,333	92,148,841	—	—	—		886,150
89,037	34,832	17,352	2,148	45,682	48,434		29,587
—	—	823,389	—	—	—		—
—	11,852	9,279	—	—	—		—
306,933	35,245	877,848	4,312	5,615	738		36,276
56,868,100	6,533,375	108,040,622	23,737	171,660	66,778		1,061,055
448,337,664	73,043,719	1,655,551,856	9,486,663	10,126,554	6,423,789		55,640,740
970,220	495,520	20,786,622	3,751	(5,575)	34,878		185,549
3,104,593	58,289	(235,004,828)	(24,257)	438,764	(54,449)		(5,425,256)
116,940,811	27,834,435	38,698,685	1,838,172	2,196,418	365,119		4,954,770
—	(43,466)	(36,297)	—	—	—		—
—	—	142,286	—	—	—		—
—	—	(155,707)	—	—	—		—
$569,353,288	$101,388,497	$1,479,982,617	$11,304,329	$12,756,161	$6,769,337		$55,355,803
38,490,966	7,463,979	170,937,107	873,176	1,160,938	687,733		5,166,981
$14.79	$13.58	$8.66	$12.95	$10.99	$9.84		$10.71

(a)	Includes foreign currency holdings of $1,423,669 (cost $1,430,638).
(b)	Includes foreign currency holdings of $306 (cost $306).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

As of June 28, 2013 (unaudited)	Large Cap Growth Portfolio	Partner Growth Stock Portfolio	Large Cap Value Portfolio	Large Cap Stock Portfolio
Assets
Investments at cost	$782,074,389	$41,442,255	$781,560,936	$622,153,276
Investments in securities at value	865,366,698	61,977,128	954,601,298	631,979,248
Investments in affiliates at value	31,026,189	2,310,296	28,173,872	61,865,592
Investments at Value	896,392,887	64,287,424	982,775,170	693,844,840
Cash	—	4,834 (a)	—	—
Dividends and interest receivable	371,791	24,384	1,569,115	651,177
Prepaid expenses	6,553	3,146	6,681	5,603
Receivable for investments sold	777,004	647,796	—	498,274
Receivable for fund shares sold	57,920	39,899	17,672	52,118
Receivable for variation margin	—	—	—	—
Total Assets	897,606,155	65,007,483	984,368,638	695,052,012
Liabilities
Accrued expenses	272,956	25,893	121,489	112,088
Payable for investments purchased	—	585,967	—	11,995,739
Payable upon return of collateral for securities loaned	5,166,750	1,941,833	—	2,173,500
Payable for fund shares redeemed	319,736	13,816	47,334	122,533
Payable for variation margin	—	—	—	162,985
Payable to affiliate	296,528	41,247	475,478	348,551
Mortgage dollar roll deferred revenue	—	—	—	—
Total Liabilities	6,055,970	2,608,756	644,301	14,915,396
Net Assets
Capital stock (beneficial interest)	1,011,212,514	35,075,370	823,871,049	641,941,018
Accumulated undistributed net investment income/(loss)	3,142,246	(72,121)	6,702,561	2,920,685
Accumulated undistributed net realized gain/(loss)	(237,122,346)	4,550,396	(48,063,507)	(35,760,843)
Net unrealized appreciation/(depreciation) on:
Investments	114,318,498	22,845,169	201,214,234	71,691,564
Futures contracts	—	—	—	(655,808)
Foreign currency transactions	(727)	(87)	—	—
Total Net Assets	$891,550,185	$62,398,727	$983,724,337	$680,136,616
Shares of beneficial interest outstanding	43,362,496	4,157,694	71,862,256	67,301,691
Net asset value per share	$20.56	$15.01	$13.69	$10.11

(a)	Includes foreign currency holdings of $4,834 (cost $4,898).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

Large Cap Index Portfolio	Equity Income Plus Portfolio	Balanced Portfolio	High Yield Portfolio	Diversified Income Plus Portfolio	Income Portfolio	Bond Index Portfolio

$242,307,936	$117,176,591	$221,357,575	$946,246,292	$339,697,697	$1,481,905,575	$228,165,519
331,948,749	113,736,397	250,359,751	865,335,021	293,315,701	1,422,901,264	182,690,804
10,955,609	12,949,770	22,738,724	92,860,255	57,312,069	84,844,666	43,631,373
342,904,358	126,686,167	273,098,475	958,195,276	350,627,770	1,507,745,930	226,322,177
—	780	—	596,392	1,086	1,949	—
413,522	314,642	550,084	15,241,352	1,562,914	14,130,150	698,301
4,223	3,358	3,909	6,614	3,996	9,228	3,630
42,528	—	21,264	1,602,250	236,743	13,967,463	—
335,924	161,317	358,827	9,380	537,588	2,132	78,572
—	—	—	4,063	32,626	247,663	—
343,700,555	127,166,264	274,032,559	975,655,327	353,002,723	1,536,104,515	227,102,680
99,763	19,908	94,259	134,867	44,918	200,888	56,004
22,784	—	21,185,064	11,257,456	34,379,730	79,843,320	50,225,279
5,976,700	7,458,294	2,279,845	62,397,926	11,027,628	19,893,021	6,172,900
74,374	167	78,644	461,980	2,716	478,053	66,250
20,075	24,593	16,425	—	6,707	23,791	—
95,663	67,798	77,796	300,938	104,750	482,696	56,200
—	—	21,252	—	27,094	59,603	46,196
6,289,359	7,570,760	23,753,285	74,553,167	45,593,543	100,981,372	56,622,829
251,803,740	106,518,343	199,578,080	977,703,394	298,714,746	1,393,748,366	173,232,289
2,818,367	1,284,049	2,065,610	813,487	5,044,672	227,234	(602)
(17,712,413)	2,381,591	(3,067,105)	(89,567,484)	(7,323,981)	13,144,390	(908,494)
100,596,422	9,509,576	51,740,900	11,948,984	10,930,073	25,840,355	(1,843,342)
(94,920)	(98,055)	(38,211)	203,779	43,670	2,162,798	—
—	—	—	—	—	—	—
$337,411,196	$119,595,504	$250,279,274	$901,102,160	$307,409,180	$1,435,123,143	$170,479,851
15,175,213	11,243,441	15,817,696	182,230,434	41,377,589	139,309,640	16,001,198
$22.23	$10.64	$15.82	$4.94	$7.43	$10.30	$10.65

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

As of June 28, 2013 (unaudited)	Limited Maturity Bond Portfolio	Mortgage Securities Portfolio	Money Market Portfolio
Assets
Investments at cost	$1,185,912,098	$65,038,449	$139,825,378
Investments in securities at value	1,090,875,490	49,842,882	139,825,378
Investments in affiliates at value	84,671,212	14,678,780	—
Investments at Value	1,175,546,702	64,521,662	139,825,378	[a]
Cash	22,150	779,806	3,357
Dividends and interest receivable	3,928,937	23,253	100,113
Prepaid expenses	7,708	3,049	3,464
Receivable for investments sold	—	639,561	—
Receivable for fund shares sold	1,272	15,407	55,343
Receivable for variation margin	25,861	391	—
Total Assets	1,179,532,630	65,983,129	139,987,655
Liabilities
Accrued expenses	152,178	23,892	10,738
Payable for investments purchased	60,771,863	29,412,953	1,405,578
Payable upon return of collateral for securities loaned	16,636,155	—	—
Payable for fund shares redeemed	461,365	8,131	355,918
Payable for variation margin	40,668	234	—
Payable to affiliate	364,382	17,327	17,228
Mortgage dollar roll deferred revenue	44,203	27,403	—
Total Liabilities	78,470,814	29,489,940	1,789,462
Net Assets
Capital stock (beneficial interest)	1,114,160,074	37,885,930	138,198,193
Accumulated undistributed net investment income/(loss)	277,270	753	(2,429)
Accumulated undistributed net realized gain/(loss)	(7,853,432)	(917,286)	2,429
Net unrealized appreciation/(depreciation) on:
Investments	(14,633,681)	(516,787)	—
Affiliated investments	4,268,285	—	—
Futures contracts	4,843,300	40,579	—
Total Net Assets	$1,101,061,816	$36,493,189	$138,198,193
Shares of beneficial interest outstanding	112,208,895	3,570,572	138,198,193
Net asset value per share	$9.81	$10.22	$1.00

[a]	Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THIS PAGE INTENTIONALLY LEFT BLANK

Thrivent Series Fund, Inc.

Statement of Operations

For the six months ended June 28, 2013 (unaudited)	Aggressive Allocation Portfolio	Moderately Aggressive Allocation Portfolio	Moderate Allocation Portfolio	Moderately Conservative Allocation Portfolio
Investment Income
Dividends	$1,815,970	$6,084,706	$7,478,836	$2,820,079
Interest	118,268	5,052,546	12,409,343	9,154,831
Income from mortgage dollar rolls	30,990	827,461	3,430,546	4,018,027
Income from securities loaned	—	256,224	312,764	114,774
Income from affiliated investments	2,284,768	17,713,860	33,493,764	15,079,335
Foreign tax withholding	(20,785)	(69,086)	(90,647)	(34,319)
Total Investment Income	4,229,211	29,865,711	57,034,606	31,152,727
Expenses
Adviser fees	1,292,182	5,220,877	8,456,943	4,677,061
Sub-Adviser fees	—	—	—	—
Administrative service fees	98,880	340,944	567,407	320,658
Audit and legal fees	13,026	28,496	42,709	27,384
Custody fees	29,721	49,971	60,054	47,825
Insurance expenses	3,625	10,766	16,637	9,520
Directors’ fees	6,465	31,345	48,167	29,682
Other expenses	6,371	19,384	20,686	19,316
Total Expenses Before Reimbursement	1,450,270	5,701,783	9,212,603	5,131,446
Less:
Reimbursement from adviser	(44,978)	(643,729)	(1,324,818)	(1,046,853)
Custody earnings credit	(5)	(36)	(120)	(90)
Total Net Expenses	1,405,287	5,058,018	7,887,665	4,084,503
Net Investment Income/(Loss)	2,823,924	24,807,693	49,146,941	27,068,224
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	10,037,639	32,087,953	28,638,216	1,504,155
Affiliated investments	933,463	1,526,906	2,515,686	2,773,734
Distributions of realized capital gains from affiliated investments	2,334,571	7,059,668	8,242,639	2,314,984
Written option contracts	—	36,631	170,479	200,060
Futures contracts	(1,396,196)	20,568,058	66,031,562	33,404,447
Foreign currency transactions	(57,963)	(213,475)	(245,530)	(93,939)
Swap agreements	—	(2,128,924)	(3,687,468)	(2,851,172)
Change in net unrealized appreciation/(depreciation) on:
Investments	17,309,494	41,626,149	39,801,233	3,411,183
Affiliated investments	23,967,374	101,527,761	81,946,681	9,377,347
Futures contracts	(2,589,192)	(8,179,610)	(18,212,290)	(10,322,983)
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	(1,318)	(5,722)	(8,147)	(2,994)
Swap agreements	—	(412,079)	(713,911)	(551,956)
Net Realized and Unrealized Gains/(Losses)	50,537,872	193,493,316	204,479,150	39,162,866
Net Increase/(Decrease) in Net Assets Resulting From Operations	$53,361,796	$218,301,009	$253,626,091	$66,231,090

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

Partner Technology Portfolio	Partner Healthcare Portfolio	Natural Resources Portfolio	Partner Emerging Markets Equity Portfolio	Real Estate Securities Portfolio	Partner Small Cap Growth Portfolio	Partner Small Cap Value Portfolio

$122,231	$348,588	$277,105	$887,065	$1,955,363	$701,638	$2,051,470
—	—	—	1	—	—	—
—	—	—	—	—	—	—
72,962	—	5,184	1,418	—	167,526	32,667
388	724	470	987	575	3,159	3,473
—	(40,031)	(5,340)	(77,937)	(1,016)	(270)	(3,236)
195,581	309,281	277,419	811,534	1,954,922	872,053	2,084,374

55,130	46,232	121,335	136,343	524,821	503,322	305,300
82,691	100,172	—	214,835	—	819,553	915,586
43,400	42,851	42,993	45,521	52,137	64,473	68,233
9,409	9,375	9,571	13,682	10,056	10,816	10,940
3,225	5,701	1,930	41,886	3,997	16,618	5,302
1,921	1,886	1,909	1,970	2,171	2,516	2,652
4,198	3,667	3,399	3,667	9,350	10,743	12,078
4,195	4,679	4,437	5,514	4,614	4,665	4,877
204,169	214,563	185,574	463,418	607,146	1,432,706	1,324,968

—	(21,922)	(20,554)	(45,636)	—	(132,287)	—
(5)	(5)	(5)	(5)	(2)	(10)	(6)
204,164	192,636	165,015	417,777	607,144	1,300,409	1,324,962
(8,583)	116,645	112,404	393,757	1,347,778	(428,356)	759,412

1,456,531	1,206,323	(448,259)	(529,567)	1,121,457	16,927,303	2,725,097
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	(7,974)	(1,192)	(8,008)	—	—	(22)
—	—	—	—	—	—	—

(182,525)	2,274,034	261,153	(5,465,626)	4,358,762	19,854,142	37,800,872
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	(340)	—	(180)	—	—	—
—	(1,758)	—	(3,430)	(17)	—	—
—	—	—	—	—	—	—
1,274,006	3,470,285	(188,298)	(6,006,811)	5,480,202	36,781,445	40,525,947
$1,265,423	$3,586,930	$(75,894)	$(5,613,054)	$6,827,980	$36,353,089	$41,285,359

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

For the six months ended June 28, 2013 (unaudited)	Small Cap Stock Portfolio	Small Cap Index Portfolio	Mid Cap Growth Portfolio	Partner Mid Cap Value Portfolio
Investment Income
Dividends	$1,478,468	$1,226,202	$1,296,485	$2,429,596
Interest	362	88	—	—
Income from securities loaned	83,548	187,476	8,466	9,187
Income from affiliated investments	16,298	1,453	6,218	2,484
Foreign tax withholding	(27,226)	—	(4,422)	—
Total Investment Income	1,551,450	1,415,219	1,306,747	2,441,267
Expenses
Adviser fees	983,981	361,370	736,065	374,621
Sub-Adviser fees	—	—	—	678,291
Administrative service fees	66,610	59,101	74,043	66,531
Audit and legal fees	10,868	10,388	11,546	10,626
Custody fees	6,233	7,975	6,404	17,307
Insurance expenses	2,651	2,412	2,906	2,582
Directors’ fees	12,656	11,853	18,438	11,021
Other expenses	4,743	5,143	5,149	4,691
Total Expenses Before Reimbursement	1,087,742	458,242	854,551	1,165,670
Less:
Reimbursement from adviser	—	—	—	(36,970)
Custody earnings credit	(21)	—	(5)	(5)
Total Net Expenses	1,087,721	458,242	854,546	1,128,695
Net Investment Income/(Loss)	463,729	956,977	452,201	1,312,572
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	1,183,269	5,803,707	21,435,541	28,981,167
Futures contracts	3,955,441	572,327	—	—
Foreign currency transactions	(17,240)	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	33,230,503	23,392,630	5,725,088	10,033,616
Futures contracts	194,790	5,020	—	—
Foreign currency forward contracts	1,761	—	—	—
Foreign currency transactions	(1,088)	—	—	—
Net Realized and Unrealized Gains/(Losses)	38,547,436	29,773,684	27,160,629	39,014,783
Net Increase/(Decrease) in Net Assets Resulting From Operations	$39,011,165	$30,730,661	$27,612,830	$40,327,355

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

Mid Cap Stock Portfolio	Mid Cap Index Portfolio	Partner Worldwide Allocation Portfolio	Partner Socially Responsible Stock Portfolio	Partner All Cap Growth Portfolio	Partner All Cap Value Portfolio	Partner All Cap Portfolio

$3,078,439	$739,752	$27,409,059	$62,711	$68,225	$74,451	$471,617
—	26	3,514,489	—	—	—	—
27,346	15,700	950,505	—	—	—	624
12,291	1,144	12,012	210	70	67	227
—	—	(2,750,800)	(735)	(1,755)	(641)	(949)
3,118,076	756,622	29,135,265	62,186	66,540	73,877	471,519

1,815,951	164,675	2,644,883	15,867	19,732	9,906	94,418
—	—	3,679,743	26,031	42,023	14,498	161,069
90,289	48,705	179,386	40,969	41,202	40,602	44,975
12,340	9,721	24,680	9,245	9,286	9,264	9,480
10,842	7,142	317,363	4,341	3,062	5,982	16,172
3,344	2,077	4,848	1,840	1,856	1,835	1,973
18,722	4,707	47,349	3,635	3,667	3,667	4,132
5,153	4,686	27,190	4,018	4,219	4,027	4,142
1,956,641	241,713	6,925,442	105,946	125,047	89,781	336,361

—	—	(94,437)	(54,615)	(60,037)	(57,892)	(61,365)
(5)	(24)	(28)	(5)	(5)	—	(5)
1,956,636	241,689	6,830,977	51,326	65,005	31,889	274,991
1,161,440	514,933	22,304,288	10,860	1,535	41,988	196,528

28,041,826	2,202,054	27,345,138	(22,690)	590,456	345,466	4,480,258
—	333,751	(855,018)	—	—	—	—
—	—	(356,322)	—	—	51	—

38,818,391	9,282,921	(39,704,861)	960,455	160,404	229,195	1,416,940
—	(37,371)	(34,687)	—	—	—	—
—	—	55,918	—	—	—	—
—	—	(164,949)	—	—	—	—
66,860,217	11,781,355	(13,714,781)	937,765	750,860	574,712	5,897,198
$68,021,657	$12,296,288	$8,589,507	$948,625	$752,395	$616,700	$6,093,726

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

For the six months ended June 28, 2013 (unaudited)	Large Cap Growth Portfolio	Partner Growth Stock Portfolio	Large Cap Value Portfolio	Large Cap Stock Portfolio
Investment Income
Dividends	$5,511,405	$236,849	$10,419,049	$5,596,747
Interest	—	—	—	837
Income from mortgage dollar rolls	—	—	—	—
Income from securities loaned	4,379	2,169	37,404	6,530
Income from affiliated investments	12,376	233	13,133	28,767
Foreign tax withholding	(50,765)	(3,981)	(184,750)	(12,967)
Total Investment Income	5,477,395	235,270	10,284,836	5,619,914
Expenses
Adviser fees	1,766,845	121,087	2,765,349	2,075,741
Sub-Adviser fees	—	120,938	—	—
Administrative service fees	121,717	45,597	125,265	100,868
Audit and legal fees	14,833	9,554	14,529	13,134
Custody fees	13,000	10,619	11,673	9,899
Insurance expenses	4,421	1,983	4,349	3,679
Directors’ fees	43,955	4,273	30,046	23,725
Other expenses	6,735	4,908	6,199	5,618
Total Expenses Before Reimbursement	1,971,506	318,959	2,957,410	2,232,664
Less:
Reimbursement from adviser	—	(30,253)	—	—
Custody earnings credit	(5)	(5)	(6)	(25)
Total Net Expenses	1,971,501	288,701	2,957,404	2,232,639
Net Investment Income/(Loss)	3,505,894	(53,431)	7,327,432	3,387,275
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	47,520,725	4,937,877	30,711,733	30,733,240
Written option contracts	—	—	—	—
Futures contracts	—	—	—	5,676,714
Foreign currency transactions	(10,801)	(3,559)	—	(16,711)
Swap agreements	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	29,043,958	1,393,851	96,326,878	27,801,887
Futures contracts	—	—	—	36,520
Foreign currency transactions	(727)	(115)	—	—
Swap agreements	—	—	—	—
Net Realized and Unrealized Gains/(Losses)	76,553,155	6,328,054	127,038,611	64,231,650
Net Increase/(Decrease) in Net Assets Resulting From Operations	$80,059,049	$6,274,623	$134,366,043	$67,618,925

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

Large Cap Index Portfolio	Equity Income Plus Portfolio	Balanced Portfolio	High Yield Portfolio	Diversified Income Plus Portfolio	Income Portfolio	Bond Index Portfolio

$3,483,862	$1,583,361	$1,723,216	$161,553	$1,805,280	$701,415	$—
(27)	159,248	739,557	30,403,880	3,717,002	29,729,669	1,474,379
—	—	193,778	—	159,924	929,489	502,853
5,455	18,873	2,472	73,603	27,170	18,486	1,284
1,579	920	8,756	17,123	17,438	51,838	17,640
(1,422)	(28,555)	(712)	—	(1,575)	—	—
3,489,447	1,733,847	2,667,067	30,656,159	5,725,239	31,430,897	1,996,156

545,376	362,020	429,426	1,813,259	538,126	3,061,202	311,963
—	—	—	—	—	—	—
69,851	50,304	62,725	123,863	64,888	181,581	56,489
14,735	9,835	12,618	14,914	10,701	19,576	10,353
9,596	9,922	19,685	12,882	20,925	22,958	8,534
2,742	2,118	2,536	4,305	2,387	6,218	2,311
17,032	3,737	14,471	31,017	9,858	48,626	9,715
5,274	5,290	16,436	22,662	15,027	23,014	14,942
664,606	443,226	557,897	2,022,902	661,912	3,363,175	414,307

(4,055)	—	—	—	—	—	—
(5)	(35)	(4)	(28)	(54)	(50)	(3)
660,546	443,191	557,893	2,022,874	661,858	3,363,125	414,304

2,828,901	1,290,656	2,109,174	28,633,285	5,063,381	28,067,772	1,581,852

2,969,404	4,970,571	3,027,483	13,393,696	5,377,947	23,021,331	(797,396)
—	—	—	—	9,024	—	—
360,220	238,078	620,851	78,496	(872,689)	(1,337,811)	—
—	—	—	—	(15)	—	—
—	—	—	(1,660,839)	—	(2,270,763)	—

34,781,503	4,537,991	13,318,735	(32,402,175)	2,784,654	(86,464,759)	(5,508,894)
(72,438)	(91,680)	20,371	203,779	88,690	2,313,757	—
—	—	—	—	13	—	—
—	—	—	717,431	—	917,083	—
38,038,689	9,654,960	16,987,440	(19,669,612)	7,387,624	(63,821,162)	(6,306,290)

$40,867,590	$10,945,616	$19,096,614	$8,963,673	$12,451,005	$(35,753,390)	$(4,724,438)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

For the six months ended June 28, 2013 (unaudited)	Limited Maturity Bond Portfolio	Mortgage Securities Portfolio	Money Market Portfolio
Investment Income
Dividends	$178,268	$—	$6,355
Interest	9,947,810	171,730	149,674
Income from mortgage dollar rolls	551,855	305,206	—
Income from securities loaned	17,021	—	—
Income from affiliated investments	536,918	7,309	—
Total Investment Income	11,231,872	484,245	156,029
Expenses
Adviser fees	2,321,806	92,495	274,567
Administrative service fees	147,383	43,422	52,699
Audit and legal fees	16,680	9,422	9,848
Custody fees	18,464	5,607	8,137
Insurance expenses	5,616	1,916	2,232
Directors’ fees	38,012	4,145	5,134
Other expenses	17,668	7,124	7,901
Total Expenses Before Reimbursement	2,565,629	164,131	360,518
Less:
Reimbursement from adviser	(31,611)	(17,911)	(202,036)
Custody earnings credit	—	(78)	(24)
Total Net Expenses	2,534,018	146,142	158,458
Net Investment Income/(Loss)	8,697,854	338,103	(2,429)
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	4,973,533	(925,369)	2,429
Affiliated investments	497,430	—	—
Written option contracts	—	15,039	—
Futures contracts	1,709,992	(9,198)	—
Swap agreements	(1,086,964)	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(22,913,650)	(357,756)	—
Affiliated investments	(849,516)	—	—
Futures contracts	4,200,139	42,821	—
Swap agreements	393,337	—	—
Net Realized and Unrealized Gains/(Losses)	(13,075,699)	(1,234,463)	2,429
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(4,377,845)	$(896,360)	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

THIS PAGE INTENTIONALLY LEFT BLANK

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets

	Aggressive Allocation Portfolio		Moderately Aggressive Allocation Portfolio
For the periods ended	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012
Operations
Net investment income/(loss)	$2,823,924	$8,681,260	$24,807,693	$53,372,338
Net realized gains/(losses)	11,851,514	12,300,903	58,936,817	84,569,266
Change in net unrealized appreciation/(depreciation)	38,686,358	46,903,989	134,556,499	208,340,868
Net Change in Net Assets Resulting From Operations	53,361,796	67,886,152	218,301,009	346,282,472
Distributions to Shareholders
From net investment income	(8,582,861)	(3,721,260)	(52,915,278)	(34,281,853)
From net realized gains	(8,753,472)	(25,646,417)	(77,567,611)	(37,872,965)
Total Distributions to Shareholders	(17,336,333)	(29,367,677)	(130,482,889)	(72,154,818)
Capital Stock Transactions
Sold	25,463,688	43,227,880	218,203,786	196,656,484
Distributions reinvested	17,336,333	29,367,677	130,482,889	72,154,818
Redeemed	(28,937,469)	(63,479,879)	(45,995,495)	(146,549,857)
Total Capital Stock Transactions	13,862,552	9,115,678	302,691,180	122,261,445
Net Increase/(Decrease) in Net Assets	49,888,015	47,634,153	390,509,300	396,389,099
Net Assets, Beginning of Period	608,188,473	560,554,320	3,055,990,379	2,659,601,280
Net Assets, End of Period	$658,076,488	$608,188,473	$3,446,499,679	$3,055,990,379
Accumulated Undistributed Net Investment Income/(Loss)	$2,838,619	$8,597,556	$24,986,938	$53,094,523
Capital Stock Share Transactions
Sold	1,956,492	3,580,589	16,710,115	16,559,693
Distributions reinvested	1,308,788	2,649,580	10,033,441	6,408,009
Redeemed	(2,226,202)	(5,318,437)	(3,526,007)	(12,307,638)

Total Capital Stock Share Transactions	1,039,078	911,732	23,217,549	10,660,064

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Moderate Allocation Portfolio		Moderately Conservative Allocation Portfolio		Partner Technology Portfolio		Partner Healthcare Portfolio
6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012

$49,146,941	$94,301,202	$27,068,224	$48,131,531	$(8,583)	$(134,687)	$116,645	$54,832
101,665,584	137,059,592	37,252,269	71,561,345	1,456,531	1,812,386	1,198,349	1,446,543
102,813,566	282,792,388	1,910,597	99,791,222	(182,525)	4,492,049	2,271,936	2,327,571
253,626,091	514,153,182	66,231,090	219,484,098	1,265,423	6,169,748	3,586,930	3,828,946

(94,191,290)	(73,898,100)	(48,161,738)	(38,883,526)	—	—	(127,607)	(55,995)
(125,697,258)	(31,454,770)	(62,314,304)	(17,675,615)	—	—	(1,382,286)	(248,326)
(219,888,548)	(105,352,870)	(110,476,042)	(56,559,141)	—	—	(1,509,893)	(304,321)

536,073,895	845,383,858	199,988,750	714,246,147	3,900,713	4,798,897	9,597,080	5,683,465
219,888,548	105,352,870	110,476,042	56,559,141	—	—	1,509,893	304,321
(59,601,610)	(155,247,490)	(41,403,658)	(68,673,573)	(2,905,426)	(5,086,369)	(1,177,738)	(2,289,406)
696,360,833	795,489,238	269,061,134	702,131,715	995,287	(287,472)	9,929,235	3,698,380
730,098,376	1,204,289,550	224,816,182	865,056,672	2,260,710	5,882,276	12,006,272	7,223,005
5,337,936,266	4,133,646,716	2,920,323,466	2,055,266,794	35,497,686	29,615,410	25,222,717	17,999,712
$6,068,034,642	$5,337,936,266	$3,145,139,648	$2,920,323,466	$37,758,396	$35,497,686	$37,228,989	$25,222,717
$49,356,804	$94,401,153	$27,135,676	$48,229,190	$(21,513)	$(12,930)	$87,237	$98,199

41,878,240	70,998,504	16,176,762	60,615,807	502,795	664,263	647,546	442,798
17,351,357	9,243,912	9,098,369	4,962,504	—	—	100,929	24,696
(4,640,919)	(13,023,252)	(3,344,391)	(5,836,245)	(374,271)	(712,541)	(80,473)	(181,834)

54,588,678	67,219,164	21,930,740	59,742,066	128,524	(48,278)	668,002	285,660

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Natural Resources Portfolio		Partner Emerging Markets Equity Portfolio
For the periods ended	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012
Operations
Net investment income/(loss)	$112,404	$223,783	$393,757	$588,588
Net realized gains/(losses)	(449,451)	(2,445,969)	(537,575)	(260,387)
Change in net unrealized appreciation/(depreciation)	261,153	1,077,255	(5,469,236)	10,134,257
Net Change in Net Assets Resulting From Operations	(75,894)	(1,144,931)	(5,613,054)	10,462,458
Distributions to Shareholders
From net investment income	(226,334)	(77,727)	(626,603)	(252,692)
From net realized gains	—	(4,038,356)	—	(239,345)
Total Distributions to Shareholders	(226,334)	(4,116,083)	(626,603)	(492,037)
Capital Stock Transactions
Sold	2,701,051	6,502,876	14,684,686	13,625,677
Distributions reinvested	226,334	4,116,083	626,603	492,037
Redeemed	(2,232,915)	(5,385,638)	(6,028,505)	(8,274,535)
Total Capital Stock Transactions	694,470	5,233,321	9,282,784	5,843,179
Net Increase/(Decrease) in Net Assets	392,242	(27,693)	3,043,127	15,813,600
Net Assets, Beginning of Period	31,574,710	31,602,403	54,667,172	38,853,572
Net Assets, End of Period	$31,966,952	$31,574,710	$57,710,299	$54,667,172
Accumulated Undistributed Net Investment Income/(Loss)	$105,294	$219,224	$321,189	$554,035
Capital Stock Share Transactions
Sold	378,219	841,983	1,077,534	1,096,360
Distributions reinvested	31,637	660,581	50,371	43,088
Redeemed	(312,110)	(730,252)	(447,226)	(678,851)

Total Capital Stock Share Transactions	97,746	772,312	680,679	460,597

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Real Estate Securities Portfolio		Partner Small Cap Growth Portfolio		Partner Small Cap Value Portfolio		Small Cap Stock Portfolio
6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012

$1,347,778	$1,916,151	$(428,356)	$(279,596)	$759,412	$5,043,515	$463,729	$1,331,240
1,121,457	4,160,478	16,927,303	17,390,948	2,725,075	4,051,944	5,121,470	8,579,146
4,358,745	12,430,846	19,854,142	9,433,034	37,800,872	26,826,192	33,425,966	14,367,012
6,827,980	18,507,475	36,353,089	26,544,386	41,285,359	35,921,651	39,011,165	24,277,398

(1,880,889)	(4,305,833)	—	—	(6,212,011)	(1,705,822)	(1,110,363)	—
—	—	(6,075,672)	—	(1,618,481)	—	—	—
(1,880,889)	(4,305,833)	(6,075,672)	—	(7,830,492)	(1,705,822)	(1,110,363)	—

13,523,325	17,167,276	1,768,844	40,031,818	8,212,179	11,411,935	3,759,502	6,532,990
1,880,889	4,305,833	6,075,672	—	7,830,492	1,705,822	1,110,363	—
(10,205,768)	(21,198,491)	(16,452,123)	(7,147,466)	(8,692,653)	(15,134,928)	(10,393,137)	(25,168,678)
5,198,446	274,618	(8,607,607)	32,884,352	7,350,018	(2,017,171)	(5,523,272)	(18,635,688)
10,145,537	14,476,260	21,669,810	59,428,738	40,804,885	32,198,658	32,377,530	5,641,710
122,442,259	107,965,999	256,919,164	197,490,426	282,579,808	250,381,150	269,479,712	263,838,002
$132,587,796	$122,442,259	$278,588,974	$256,919,164	$323,384,693	$282,579,808	$301,857,242	$269,479,712
$1,330,567	$1,863,678	$(457,865)	$(29,509)	$(1,248,630)	$4,203,969	$635,202	$1,281,836

700,800	990,009	117,288	3,151,321	355,529	585,681	259,841	516,676
99,130	257,367	379,533	—	324,118	91,888	72,690	—
(537,495)	(1,232,222)	(1,107,982)	(531,966)	(377,650)	(761,873)	(720,767)	(1,981,702)
262,435	15,154	(611,161)	2,619,355	301,997	(84,304)	(388,236)	(1,465,026)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Small Cap Index Portfolio		Mid Cap Growth Portfolio
For the periods ended	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012
Operations
Net investment income/(loss)	$956,977	$2,790,212	$452,201	$1,415,070
Net realized gains/(losses)	6,376,034	9,363,508	21,435,541	28,286,685
Change in net unrealized appreciation/(depreciation)	23,397,650	16,472,291	5,725,088	12,421,506
Net Change in Net Assets Resulting From Operations	30,730,661	28,626,011	27,612,830	42,123,261
Distributions to Shareholders
From net investment income	(2,774,672)	(1,295,441)	(1,307,135)	(813,792)
From net realized gains	(9,403,427)	(15,926,080)	(216,636)	—
Total Distributions to Shareholders	(12,178,099)	(17,221,521)	(1,523,771)	(813,792)
Capital Stock Transactions
Sold	6,094,670	5,710,690	4,265,464	8,871,921
Issued in connection with merger	—	—	—	16,995,076
Distributions reinvested	12,178,099	17,221,521	1,523,771	813,792
Redeemed	(11,554,714)	(29,649,161)	(25,836,309)	(55,317,502)
Total Capital Stock Transactions	6,718,055	(6,716,950)	(20,047,074)	(28,636,713)
Net Increase/(Decrease) in Net Assets	25,270,617	4,687,540	6,041,985	12,672,756
Net Assets, Beginning of Period	193,677,856	188,990,316	361,506,270	348,833,514
Net Assets, End of Period	$218,948,473	$193,677,856	$367,548,255	$361,506,270
Accumulated Undistributed Net Investment Income/(Loss)	$906,823	$2,724,518	$483,761	$1,338,695
Capital Stock Share Transactions
Sold	411,123	431,383	204,256	466,382
Issued in connection with merger	—	—	—	907,397
Distributions reinvested	810,987	1,444,298	70,344	45,076
Redeemed	(783,018)	(2,240,833)	(1,235,006)	(2,900,644)

Total Capital Stock Share Transactions	439,092	(365,152)	(960,406)	(1,481,789)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Partner Mid Cap Value Portfolio		Mid Cap Stock Portfolio		Mid Cap Index Portfolio		Partner Worldwide Allocation Portfolio
6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012

$1,312,572	$3,040,050	$1,161,440	$2,478,553	$514,933	$923,726	$22,304,288	$20,036,608
28,981,167	16,408,514	28,041,826	33,789,526	2,535,805	3,660,340	26,133,798	7,577,998
10,033,616	20,786,907	38,818,391	28,228,445	9,245,550	8,611,574	(39,848,579)	166,501,462
40,327,355	40,235,471	68,021,657	64,496,524	12,296,288	13,195,640	8,589,507	194,116,068

(3,042,438)	(1,932,483)	(2,176,782)	(1,205,625)	(926,864)	(637,407)	(416,617)	(21,291,197)
(13,305,805)	—	—	—	(3,159,150)	(7,803,365)	—	(4,890,102)
(16,348,243)	(1,932,483)	(2,176,782)	(1,205,625)	(4,086,014)	(8,440,772)	(416,617)	(26,181,299)

7,414,367	9,876,504	2,734,745	2,158,181	8,870,009	5,241,846	6,670,431	165,263,081
—	—	—	—	—	—	—	714,684,763
16,348,243	1,932,483	2,176,782	1,205,625	4,086,014	8,440,772	416,617	26,181,299
(4,416,937)	(4,483,005)	(8,130,277)	(16,952,960)	(4,890,262)	(11,439,046)	(55,613,849)	(49,313,796)
19,345,673	7,325,982	(3,218,750)	(13,589,154)	8,065,761	2,243,572	(48,526,801)	856,815,347
43,324,785	45,628,970	62,626,125	49,701,745	16,276,035	6,998,440	(40,353,911)	1,024,750,116
261,459,033	215,830,063	506,727,163	457,025,418	85,112,462	78,114,022	1,520,336,528	495,586,412
$304,783,818	$261,459,033	$569,353,288	$506,727,163	$101,388,497	$85,112,462	$1,479,982,617	$1,520,336,528
$1,248,950	$2,978,816	$970,220	$1,985,562	$495,520	$907,451	$20,786,622	$(1,101,049)

459,494	749,716	188,566	174,975	644,153	426,594	749,406	21,091,277
—	—	—	—	—	—	—	91,385,735
994,806	149,406	144,603	102,995	293,994	769,224	46,389	3,040,817
(272,778)	(326,697)	(567,385)	(1,366,776)	(358,056)	(936,931)	(6,254,543)	(6,170,228)

1,181,522	572,425	(234,216)	(1,088,806)	580,091	258,887	(5,458,748)	109,347,601

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Partner Socially Responsible Stock Portfolio		Partner All Cap Growth Portfolio
For the periods ended	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012
Operations
Net investment income/(loss)	$10,860	$28,660	$1,535	$4,666
Net realized gains/(losses)	(22,690)	396,801	590,456	(52,507)
Change in net unrealized appreciation/(depreciation)	960,455	637,520	160,404	1,352,702
Net Change in Net Assets Resulting From Operations	948,625	1,062,981	752,395	1,304,861
Distributions to Shareholders
From net investment income	(29,443)	(1,439)	(5,450)	—
From net realized gains	(5,309)	—	—	—
Total Distributions to Shareholders	(34,752)	(1,439)	(5,450)	—
Capital Stock Transactions
Sold	1,718,435	3,025,259	968,769	2,904,868
Issued in connection with merger	—	—	—	—
Distributions reinvested	34,752	1,439	5,450	—
Redeemed	(540,761)	(1,056,501)	(1,807,388)	(4,076,845)
Total Capital Stock Transactions	1,212,426	1,970,197	(833,169)	(1,171,977)
Net Increase/(Decrease) in Net Assets	2,126,299	3,031,739	(86,224)	132,884
Net Assets, Beginning of Period	9,178,030	6,146,291	12,842,385	12,709,501
Net Assets, End of Period	$11,304,329	$9,178,030	$12,756,161	$12,842,385
Accumulated Undistributed Net Investment Income/(Loss)	$3,751	$22,334	$(5,575)	$(1,660)
Capital Stock Share Transactions
Sold	136,336	265,279	89,039	277,366
Issued in connection with merger	—	—	—	—
Distributions reinvested	2,616	134	482	—
Redeemed	(42,262)	(93,675)	(164,564)	(400,992)

Total Capital Stock Share Transactions	96,690	171,738	(75,043)	(123,626)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Partner All Cap Value Portfolio		Partner All Cap Portfolio		Large Cap Growth Portfolio		Partner Growth Stock Portfolio
6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012

$41,988	$61,075	$196,528	$427,767	$3,505,894	$10,064,557	$(53,431)	$12,777
345,517	30,469	4,480,258	4,458,734	47,509,924	66,744,083	4,934,318	3,057,022
229,195	605,606	1,416,940	2,375,425	29,043,231	73,116,608	1,393,736	6,273,595
616,700	697,150	6,093,726	7,261,926	80,059,049	149,925,248	6,274,623	9,343,394

(61,851)	(43,276)	(428,025)	(239,038)	(602,674)	(9,829,304)	(18,555)	—
—	—	—	—	—	––	—
(61,851)	(43,276)	(428,025)	(239,038)	(602,674)	(9,829,304)	(18,555)	—

898,806	1,157,102	1,663,225	2,188,894	10,225,393	18,349,962	2,657,631	6,762,784
—	—	—	—	—	13,165,950	—	—
61,851	43,276	428,025	239,038	602,674	9,829,304	18,555	—
(725,569)	(2,580,566)	(3,870,483)	(9,349,587)	(58,644,207)	(126,814,342)	(4,513,905)	(9,225,615)
235,088	(1,380,188)	(1,779,233)	(6,921,655)	(47,816,140)	(85,469,126)	(1,837,719)	(2,462,831)
789,937	(726,314)	3,886,468	101,233	31,640,235	54,626,818	4,418,349	6,880,563
5,979,400	6,705,714	51,469,335	51,368,102	859,909,950	805,283,132	57,980,378	51,099,815
$6,769,337	$5,979,400	$55,355,803	$51,469,335	$891,550,185	$859,909,950	$62,398,727	$57,980,378
$34,878	$54,741	$185,549	$417,046	$3,142,246	$239,026	$(72,121)	$(135)

92,788	132,794	159,310	234,372	507,466	1,000,002	183,503	511,739
—	—	—	—	—	726,454	—	—
6,101	5,385	38,956	27,000	28,553	523,730	1,209	—
(74,490)	(300,473)	(370,586)	(1,007,234)	(2,897,056)	(6,972,462)	(309,901)	(707,913)

24,399	(162,294)	(172,320)	(745,862)	(2,361,037)	(4,722,276)	(125,189)	(196,174)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Large Cap Value Portfolio		Large Cap Stock Portfolio
For the periods ended	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012
Operations
Net investment income/(loss)	$7,327,432	$14,878,742	$3,387,275	$8,194,610
Net realized gains/(losses)	30,711,733	59,391,326	36,393,243	38,395,115
Change in net unrealized appreciation/(depreciation)	96,326,878	55,705,117	27,838,407	36,537,028
Net Change in Net Assets Resulting From Operations	134,366,043	129,975,185	67,618,925	83,126,753
Distributions to Shareholders
From net investment income	(14,880,600)	(13,811,639)	(8,140,375)	(6,228,672)
From net realized gains	—	—	—	—
Total Distributions to Shareholders	(14,880,600)	(13,811,639)	(8,140,375)	(6,228,672)
Capital Stock Transactions
Sold	8,753,721	3,612,354	3,415,336	3,768,385
Distributions reinvested	14,880,600	13,811,639	8,140,375	6,228,672
Redeemed	(12,038,303)	(32,998,939)	(13,430,527)	(30,211,843)
Total Capital Stock Transactions	11,596,018	(15,574,946)	(1,874,816)	(20,214,786)
Net Increase/(Decrease) in Net Assets	131,081,461	100,588,600	57,603,734	56,683,295
Net Assets, Beginning of Period	852,642,876	752,054,276	622,532,882	565,849,587
Net Assets, End of Period	$983,724,337	$852,642,876	$680,136,616	$622,532,882
Accumulated Undistributed Net Investment Income/(Loss)	$6,702,561	$14,255,729	$2,920,685	$7,673,785
Capital Stock Share Transactions
Sold	659,070	319,781	340,048	423,296
Distributions reinvested	1,059,653	1,310,837	782,300	740,090
Redeemed	(915,740)	(2,926,037)	(1,346,643)	(3,403,764)

Total Capital Stock Share Transactions	802,983	(1,295,419)	(224,295)	(2,240,378)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Large Cap Index Portfolio		Equity Income Plus Portfolio		Balanced Portfolio		High Yield Portfolio
6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012

$2,828,901	$5,795,386	$1,290,656	$2,506,069	$2,109,174	$4,713,023	$28,633,285	$60,057,759
3,329,624	6,997,926	5,208,649	4,384,714	3,648,334	7,532,152	11,811,353	12,462,614
34,709,065	31,083,495	4,446,311	4,835,476	13,339,106	16,375,928	(31,480,965)	53,864,145
40,867,590	43,876,807	10,945,616	11,726,259	19,096,614	28,621,103	8,963,673	126,384,518

(5,733,630)	(5,141,254)	(2,504,677)	(1,466,534)	(4,682,407)	(5,235,804)	(28,336,930)	(59,938,400)
(3,429,327)	—	—	—	(8,188,843)	(7,316,452)	—	—
(9,162,957)	(5,141,254)	(2,504,677)	(1,466,534)	(12,871,250)	(12,552,256)	(28,336,930)	(59,938,400)

11,779,211	13,848,652	8,776,610	8,303,970	6,273,330	8,546,000	25,841,468	73,539,161
9,162,957	5,141,254	2,504,677	1,466,534	12,871,250	12,552,256	28,336,930	59,938,400
(19,204,046)	(45,042,319)	(2,187,656)	(6,047,114)	(14,424,616)	(38,355,197)	(38,600,404)	(73,552,537)
1,738,122	(26,052,413)	9,093,631	3,723,390	4,719,964	(17,256,941)	15,577,994	59,925,024
33,442,755	12,683,140	17,534,570	13,983,115	10,945,328	(1,188,094)	(3,795,263)	126,371,142
303,968,441	291,285,301	102,060,934	88,077,819	239,333,946	240,522,040	904,897,423	778,526,281
$337,411,196	$303,968,441	$119,595,504	$102,060,934	$250,279,274	$239,333,946	$901,102,160	$904,897,423
$2,818,367	$5,723,096	$1,284,049	$2,498,070	$2,065,610	$4,638,843	$813,487	$517,132

529,506	715,568	823,987	871,505	385,708	560,304	5,068,753	14,986,031
400,945	277,975	229,593	161,241	795,037	868,290	5,566,398	12,257,003
(871,737)	(2,322,549)	(206,218)	(631,949)	(880,495)	(2,519,201)	(7,604,092)	(15,027,427)

58,714	(1,329,006)	847,362	400,797	300,250	(1,090,607)	3,031,059	12,215,607

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Diversified Income Plus Portfolio		Income Portfolio
For the periods ended	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012
Operations
Net investment income/(loss)	$5,063,381	$7,433,610	$28,067,772	$59,355,156
Net realized gains/(losses)	4,514,267	5,431,147	19,412,757	21,416,296
Change in net unrealized appreciation/(depreciation)	2,873,357	7,417,838	(83,233,919)	79,186,541
Net Change in Net Assets Resulting From Operations	12,451,005	20,282,595	(35,753,390)	159,957,993
Distributions to Shareholders
From net investment income	(7,460,218)	(5,452,096)	(27,722,919)	(59,012,268)
From net realized gains	—	—	(3,278,491)	—
Total Distributions to Shareholders	(7,460,218)	(5,452,096)	(31,001,410)	(59,012,268)
Capital Stock Transactions
Sold	70,532,807	85,753,163	15,698,144	54,891,014
Issued in connection with merger	—	13,296,211	—	12,259,837
Distributions reinvested	7,460,218	5,452,096	31,001,410	59,012,268
Redeemed	(5,281,327)	(8,018,198)	(120,721,902)	(114,278,014)
Total Capital Stock Transactions	72,711,698	96,483,272	(74,022,348)	11,885,105
Net Increase/(Decrease) in Net Assets	77,702,485	111,313,771	(140,777,148)	112,830,830
Net Assets, Beginning of Period	229,706,695	118,392,924	1,575,900,291	1,463,069,461
Net Assets, End of Period	$307,409,180	$229,706,695	$1,435,123,143	$1,575,900,291
Accumulated Undistributed Net Investment Income/(Loss)	$5,044,672	$7,441,509	$227,234	$(117,619)
Capital Stock Share Transactions
Sold	9,304,613	12,155,398	1,459,463	5,192,291
Issued in connection with merger	—	1,916,798	—	1,157,709
Distributions reinvested	986,514	810,540	2,899,272	5,624,140
Redeemed	(699,023)	(1,152,437)	(11,327,772)	(10,754,836)

Total Capital Stock Share Transactions	9,592,104	13,730,299	(6,969,037)	1,219,304

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Bond Index Portfolio		Limited Maturity Bond Portfolio		Mortgage Securities Portfolio		Money Market Portfolio
6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012

$1,581,852	$3,415,714	$8,697,854	$22,937,220	$338,103	$532,342	$(2,429)	$(2,651)
(797,396)	5,418,206	6,093,991	(273,553)	(919,528)	312,006	2,429	2,651
(5,508,894)	(707,132)	(19,169,690)	35,192,742	(314,935)	1,152,966	—	—
(4,724,438)	8,126,788	(4,377,845)	57,856,409	(896,360)	1,997,314	—	—

(1,581,852)	(3,444,671)	(8,293,532)	(22,206,345)	(338,103)	(535,537)	—	—
(5,464,327)	(2,019,243)	–	–	(301,210)	(801,702)	—	—
(7,046,179)	(5,463,914)	(8,293,532)	(22,206,345)	(639,313)	(1,337,239)	—	—

9,976,407	35,179,446	20,893,184	57,975,655	4,279,778	8,238,613	35,058,894	71,091,075
—	—	—	—	—	—	—	—
7,046,179	5,463,914	8,293,532	22,206,345	639,313	1,337,239	—	—
(20,234,288)	(22,306,399)	(115,467,191)	(413,650,797)	(4,162,776)	(5,385,708)	(45,123,025)	(93,288,632)
(3,211,702)	18,336,961	(86,280,475)	(333,468,797)	756,315	4,190,144	(10,064,131)	(22,197,557)

(14,982,319)	20,999,835	(98,951,852)	(297,818,733)	(779,358)	4,850,219	(10,064,131)	(22,197,557)
185,462,170	164,462,335	1,200,013,668	1,497,832,401	37,272,547	32,422,328	148,262,324	170,459,881
$170,479,851	$185,462,170	$1,101,061,816	$1,200,013,668	$36,493,189	$37,272,547	$138,198,193	$148,262,324
$(602)	$(602)	$277,270	$(127,052)	$753	$753	$(2,429)	$—

880,731	3,102,653	2,105,327	5,878,889	403,964	780,204	35,058,894	71,091,075
—	—	—	—	—	—	—	—
645,494	483,506	835,592	2,260,994	61,019	128,037	—	—
(1,805,874)	(1,972,935)	(11,647,057)	(42,087,461)	(396,097)	(510,447)	(45,123,025)	(93,288,632)

(279,649)	1,613,224	(8,706,138)	(33,947,578)	68,886	397,794	(10,064,131)	(22,197,557)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

(1) ORGANIZATION

Thrivent Series Fund, Inc. (the “Fund”), a company organized under the laws of Minnesota, is registered under the Investment Company Act of 1940 (the “1940 Act”). As of June 28, 2013, the Fund is divided into thirty-six separate series (each, a “Portfolio”), each with its own investment objective and policies. The Fund consists of four asset allocation portfolios, twenty-four equity portfolios, two hybrid portfolios, five fixed-income portfolios, and one money market portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock.

Shares in the Fund are currently sold, without sales charges, only to retirement plans sponsored by Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”) or separate accounts of Thrivent Financial or Thrivent Life Insurance Company (“Thrivent Life”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial and Thrivent Life.

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(A) Fund Mergers – At a meeting held on July 13, 2012, shareholders of Thrivent Partner Utilities Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Large Cap Growth Portfolio II, Thrivent Partner International Stock Portfolio and Thrivent Partner Socially Responsible Bond Portfolio (the “Target Funds”) approved the merger of the Target Funds into the Portfolios shown below (the “Acquiring Funds”).

Target Funds		Acquiring Funds
Partner Utilities	>	Diversified Income Plus
Mid Cap Growth II	>	Mid Cap Growth
Large Cap Growth II	>	Large Cap Growth
Partner International Stock	>	Partner Worldwide Allocation
Partner Socially Responsible Bond	>	Income

The mergers occurred at the close of business on July 27, 2012. Acquisition of the assets and liabilities of the Target Funds by the Acquiring Funds were followed by the distribution of the Acquiring Funds shares to the Target Funds’ shareholders. The shares issued of the Acquiring Fund are disclosed in the Statement of Changes in Net Assets.

The mergers were accomplished by tax free exchanges as detailed below:

Fund	Description	Net Assets as of July 27, 2012
Diversified Income Plus	Acquiring Fund	$158,364,566
Partner Utilities	Target Fund	$13,296,211
Diversified Income Plus	After Acquisition	$171,660,777

Mid Cap Growth	Acquiring Fund	$349,852,903
Mid Cap Growth II	Target Fund	$16,995,076
Mid Cap Growth	After Acquisition	$366,847,979

Large Cap Growth	Acquiring Fund	$852,713,666
Large Cap Growth II	Target Fund	$13,165,950
Large Cap Growth	After Acquisition	$865,879,616

Partner Worldwide Allocation	Acquiring Fund	$659,297,181
Partner International Stock	Target Fund	$714,684,763
Partner Worldwide Allocation	After Acquisition	$1,373,981,944

Income	Acquiring Fund	$1,556,630,051
Partner Socially Responsible Bond	Target Fund	$12,259,837
Income	After Acquisition	$1,568,889,888

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

As of July 27, 2012, the net assets of the Target Funds were comprised of the following:

	Unrealized		Accumulated Net
	Appreciation/	Undistributed Net	Realized Gains/	Capital
Target Fund	(Depreciation)	Investment Income	(Losses)	Stock
Partner Utilities	$1,883,202	$(4,232)	$(917,265)	$12,334,506
Mid Cap Growth II	$1,078,229	$(112,317)	$88,699	$15,940,465
Large Cap Growth II	$787,265	$(45,540)	$(206,932)	$12,631,157
Partner International Stock	$(62,673,861)	$(496,723)	$(259,023,355)	$1,036,878,702
Partner Socially Responsible Bond	$377,723	$(6,546)	$(2,834)	$11,891,494

The Target Funds’ capital loss carryovers are carried over to the Acquiring Funds. The amounts and applicable limitations are disclosed in Note (4) Tax Information.

Assuming the mergers had been completed on January 1, 2012 the Acquiring Funds’ pro-forma results of operations for the year ended December 31, 2012 would be the following:

	Net Change in
	Unrealized		Net	Net Increase in Net
	Appreciation/	Net Investment	Gains/(Losses)on	Assets from
Acquiring Fund	(Depreciation)	Income	Investments	Operations
Diversified Income Plus	$8,438,199	$7,821,332	$5,168,712	$21,428,243
Mid Cap Growth	$13,240,804	$1,428,321	$28,777,942	$43,447,067
Large Cap Growth	$74,772,202	$10,147,091	$66,537,151	$151,456,444
Partner Worldwide Allocation	$187,852,385	$34,324,175	$(1,073,755)	$221,102,805
Income	$79,449,288	$59,500,023	$21,596,025	$160,545,336

The financial statements reflect the operations of the Funds for the period prior to the merger and the combined funds for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Partner International Stock Portfolio, Thrivent Partner Utilities Portfolio, Thrivent Partner Socially Responsible Bond Portfolio, Thrivent Large Cap Growth Portfolio II and Thrivent Mid Cap Growth Portfolio II that have been included in the combined Fund’s Statement of Operations since the mergers were completed.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments— Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Portfolio are valued on the basis of amortized cost, whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Portfolio and the Adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to the Adviser, which has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review, among other things, price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international equity securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. As of June 28, 2013, the following Portfolios held these types of Level 3 securities:

		Percent of
	Number of	Portfolio’s
Portfolio	Securities	Net Assets
Partner Worldwide Allocation	3	0.07%
Partner Growth Stock	10	0.29%
Balanced	1	<0.01%
High Yield	2	0.03%
Bond Index	1	<0.01%

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from sales of foreign currency, exchange gains or losses between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes – No provision has been made for income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal, Minnesota, and Wisconsin, as well as certain foreign countries. As of June 28, 2013, open U.S. Federal, Minnesota, and Wisconsin tax years include the tax years ended December 31, 2009 through 2012. Additionally, as of June 28, 2013, the tax year ended December 31, 2008 is open for Wisconsin. The Portfolios have no examinations in progress and none are expected at this time.

As of June 28, 2013, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Portfolios’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Foreign Income Taxes – Certain Portfolios are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding on the Statement of Operations. The Portfolios pay tax on foreign capital gains, where applicable.

(E) Expenses and Income – Estimated expenses are accrued daily. The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Interest income is accrued daily including accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date.

For certain securities, including real estate investment trusts, the Fund records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Custody Earnings Credit – The Portfolios have a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

(G) Distributions to Shareholders – Dividends and capital gain distributions are recorded on the ex-dividend date. With the exception of Money Market Portfolio, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.

Dividends are declared and reinvested daily for High Yield Portfolio, Income Portfolio, Bond Index Portfolio, Limited Maturity Bond Portfolio and Mortgage Securities Portfolio; declared daily and reinvested monthly for Money Market Portfolio; and declared and reinvested at least annually for all other Portfolios.

(H) Derivative Financial Instruments – Each of the Portfolios, except Thrivent Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements.

Swap Agreements – Certain Portfolios enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses on the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

A derivative may incur a mark to market loss if the value if the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an IDSA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The amounts presented in the tables below are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral pledged. The actual amounts of collateral may be greater than amounts presented in the tables.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
			Net Amounts
	Gross Amounts	Gross	of		Cash	Non-Cash
	of Recognized	Amounts	Recognized	Financial	Collateral	Collateral
Portfolio	Assets	Offset	Assets	Instruments	Offset	Pledged	Net Amount
Aggressive Allocation
Futures Contracts	362,198	—	362,198	—	—	362,198	—
Moderately Aggressive
Allocation
Futures Contracts	605,629	—	605,629	—	—	605,629	—
Securities Lending	40,552,164	—	40,552,164	—	40,552,164	—	—
Moderate Allocation
Futures Contracts	510,423	—	510,423	—	—	510,423	—
Securities Lending	52,463,197	—	52,463,197	—	52,463,197	—	—
Moderately Conservative
Allocation
Futures Contracts	244,166	—	244,166	—	—	244,166	—
Securities Lending	22,428,437	—	22,428,437	—	22,428,437	—	—
Partner Technology
Securities Lending	3,561,772	—	3,561,772	—	3,561,772	—	—
Natural Resources
Securities Lending	2,108,929	—	2,108,929	—	2,108,929	—	—
Partner Emerging Markets
Equity
Securities Lending	4,684,156	—	4,684,156	—	4,684,156	—	—
Partner Small Cap Growth
Securities Lending	37,118,637	—	37,118,637	—	37,118,637	—	—
Partner Small Cap Value
Securities Lending	11,398,190	—	11,398,190	—	11,398,190	—	—
Small Cap Stock
Securities Lending	10,762,540	—	10,762,540	—	10,762,540	—	—
Small Cap Index
Securities Lending	19,120,857	—	19,120,857	—	19,120,857	—	—
Mid Cap Growth
Securities Lending	17,461,103	—	17,461,103	—	17,461,103	—	—
Partner Mid Cap Value
Securities Lending	9,205,796	—	9,205,796	—	9,205,796	—	—
Mid Cap Stock
Securities Lending	49,592,150	—	49,592,150	—	49,592,150	—	—
Mid Cap Index
Securities Lending	6,088,333	—	6,088,333	—	6,088,333	—	—
Partner Worldwide
Allocation
Futures Contracts	19,826	—	19,826	—	19,826	—	—
Exchange Contracts	965,675	—	965,675	45,549	—	—	920,126	*
Securities Lending	92,148,841	—	92,148,841	—	92,148,841	—	—
Partner All Cap
Securities Lending	886,150	—	886,150	—	886,150	—	—
Large Cap Growth
Securities Lending	5,166,750	—	5,166,750	—	5,166,750	—	—
Partner Growth Stock
Securities Lending	1,941,833	—	1,941,833	—	1,941,833	—	—

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
			Net Amounts
	Gross Amounts	Gross	of		Cash	Non-Cash
	of Recognized	Amounts	Recognized	Financial	Collateral	Collateral
Portfolio	Assets	Offset	Assets	Instruments	Offset	Pledged	Net Amount
Large Cap Stock
Securities Lending	2,173,500	—	2,173,500	—	2,173,500	—	—
Large Cap Index
Securities Lending	5,976,700	—	5,976,700	—	5,976,700	—	—
Equity Income Plus
Securities Lending	7,458,294	—	7,458,294	—	7,458,294	—	—
Balanced
Securities Lending	2,279,845	—	2,279,845	—	2,279,845	—	—
High Yield
Futures Contracts	4,063	—	4,063	—	—	4,063	—
Securities Lending	62,397,926	—	62,397,926	—	62,397,926	—	—
Diversified Income Plus
Futures Contracts	32,626	—	32,626	—	—	32,626	—
Securities Lending	11,027,628	—	11,027,628	—	11,027,628	—	—
Income
Futures Contracts	247,663	—	247,663	—	—	247,663	—
Securities Lending	19,893,021	—	19,893,021	—	19,893,021	—	—
Bond Index
Securities Lending	6,172,900	—	6,172,900	—	6,172,900	—	—
Limited Maturity Bond
Futures Contracts	25,861	—	25,861	—	—	25,861	—
Securities Lending	16,636,155	—	16,636,155	—	16,636,155	—	—
Mortgage Securities
Futures Contracts	391	—	391	—	—	391	—

*	Net amount represents the net amount receivable from the counterparty in the event of a default.

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
			Net Amounts
	Gross Amounts	Gross	of		Cash	Non-Cash
	of Recognized	Amounts	Recognized	Financial	Collateral	Collateral
Portfolio	Liabilities	Offset	Liabilities	Instruments	Offset	Pledged	Net Amount
Aggressive Allocation
Futures Contracts	933,382	—	933,382	—	—	933,382	—
Moderately Aggressive
Allocation
Futures Contracts	2,930,162	—	2,930,162	—	—	2,930,162	—
Moderate Allocation
Futures Contracts	4,535,810	—	4,535,810	—	—	4,535,810	—
Moderately Conservative
Allocation
Futures Contracts	1,979,854	—	1,979,854	—	—	1,979,854	—
Partner Healthcare
Exchange Contracts	340	—	340	—	—	—	340	*

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
			Net Amounts
	Gross Amounts	Gross	of		Cash	Non-Cash
	of Recognized	Amounts	Recognized	Financial	Collateral	Collateral
Portfolio	Liabilities	Offset	Liabilities	Instruments	Offset	Pledged	Net Amount
Partner Emerging Markets
Equity
Exchange Contracts	14	—	14	—	—	—	14	*
Small Cap Stock
Futures Contracts	50,040	—	50,040	—	—	50,040	—
Small Cap Index
Futures Contracts	5,619	—	5,619	—	—	5,619	—
Mid Cap Index
Futures Contracts	11,852	—	11,852	—	—	11,852	—
Partner Worldwide
Allocation
Futures Contracts	9,279	—	9,279	—	9,279	—	—
Exchange Contracts	823,389	—	823,389	82,069	—	—	741,320	*
Large Cap Stock
Futures Contracts	162,985	—	162,985	—	—	162,985	—
Large Cap Index
Futures Contracts	20,075	—	20,075	—	—	20,075	—
Equity Income Plus
Futures Contracts	24,593	—	24,593	—	—	24,593	—
Balanced
Futures Contracts	16,425	—	16,425	—	—	16,425	—
Diversified Income Plus
Futures Contracts	6,707	—	6,707	—	—	6,707	—
Income
Futures Contracts	23,791	—	23,791	—	—	23,791	—
Limited Maturity Bond
Futures Contracts	40,668	—	40,668	—	—	40,668	—
Mortgage Securities
Futures Contracts	234	—	234	—	—	234	—

*	Net amount represents the net amount payable to the counterparty in the event of a default.

(I) Mortgage Dollar Roll Transactions – Certain Portfolios enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Portfolios transfer mortgage securities to a counterparty and simultaneously agree to the return of similar (same type and coupon) securities at a later date at an agreed upon price. The Portfolios maintain liquid securities having a value not less than the agreed upon price (including accrued interest) for such dollar rolls. The value of the securities that the Portfolios are required to accept on return may decline below the agreed upon price of those securities.

During the term of the agreement, the Portfolios forgo principal and interest paid on the mortgage securities transferred. The Portfolios are compensated from negotiated fees paid by brokers offered as an inducement to the Portfolios to “roll over” their commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new return date and agreed upon price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations. The recognition of the gains/losses are deferred until the closing of the roll and are included in Net realized gains/(losses) in the Statement of Operations.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

(J) Securities Lending – The Fund has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Portfolio could lose money.

As of June 28, 2013, the value of securities on loan is as follows:

Securities on
Portfolio	Loan
Moderately Aggressive Allocation	$39,450,325
Moderate Allocation	51,059,045
Moderately Conservative Allocation	21,842,109
Partner Technology	3,476,802
Natural Resources	2,081,726
Partner Emerging Markets Equity	4,540,522
Partner Small Cap Growth	35,892,508
Partner Small Cap Value	11,008,834
Small Cap Stock	10,414,961
Small Cap Index	18,632,601
Mid Cap Growth	17,129,856
Partner Mid Cap Value	9,007,148
Mid Cap Stock	48,467,698
Mid Cap Index	5,940,122
Partner Worldwide Allocation	95,645,431
Partner All Cap	864,788
Large Cap Growth	4,941,120
Partner Growth Stock	1,883,052
Large Cap Stock	2,111,895
Large Cap Index	5,818,588
Equity Income Plus	7,326,622
Balanced	2,219,456
High Yield	60,227,379
Diversified Income Plus	10,749,736
Income	19,204,808
Bond Index	6,064,887
Limited Maturity Bond	16,234,847

(K) When Issued and Delayed Delivery Transactions – Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(L) Treasury Inflation Protected Securities – Certain Portfolios may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received upon maturity or sale of the security.

(M) Repurchase Agreements – Each Portfolio may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolio uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 28, 2013, no Portfolios engaged in this type of investment.

(N) Equity-Linked Structured Securities — Certain Portfolios may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

(O) Credit Risk – The Portfolios may be susceptible to credit risk to the extent the issuer or counterparty defaults on its payment obligation. The Portfolios’ policy is to monitor the creditworthiness of the issuers. Interest receivable on defaulted securities is monitored for the ability to collect payments in default and adjusted accordingly.

(P) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(Q) Loan Commitments – Certain Portfolios may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments.

(R) Loss Contingencies – High Yield Portfolio and Income Portfolio are defendants in an adversary action filed on July 31, 2009 by the Official Committee of Unsecured Creditors of Motors Liquidation Company, formerly known as General Motors Corporation (GM), against prior and current holders of term loan debt of GM. The suit seeks to determine whether GM’s term loan facility was secured at the time it entered bankruptcy. High Yield Portfolio at one time held term loans in an original principal amount of at least $4,627,531 and, if the plaintiffs are successful, it is reasonably possible that the Portfolio will be required to make payments in some amount. This loss contingency has not been accured as a liability because the amount of potential damages and the likelihood of loss cannot be reasonably estimated. Thrivent Income Portfolio is named as a defendant in this action, but we do not expect that the Portfolio’s assets will be subject to a loss contingency.

Balanced Portfolio and Large Cap Index Portfolio are defendants in two separate adversary actions: One was filed in federal court on November 1, 2010 by the Official Committee of Unsecured Creditors of Tribune Company (“Tribune”) and the other was filed in the state of Minnesota on June 2, 2011 by the successor trustees of certain series of debt securities issued by Tribune. These actions have since been consolidated and moved to the United States District Court of the Southern District of New York as consolidated multi-district litigation. The actions seek to determine whether stock repurchases of Tribune stock in connection with a leveraged buyout of Tribune in 2007 (the “LBO Transaction”) were fraudulent transactions that can be voided requiring repurchase payments to be returned to the Tribune bankruptcy estate. Balanced Portfolio and Large Cap Index Portfolio tendered Tribune stock in the LBO Transaction in exchange for $115,600 and $219,300 respectively. If the plaintiffs are successful, it is reasonably possible that these Portfolios would be required to return payments in some amount. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

Mid Cap Index Portfolio is a potential defendant in an adversary action filed on October 22, 2010 by the trustee of the LB Creditor Trust. The suit seeks to determine whether certain pre-bankruptcy distributions in December 2007 by Lyondell Chemical Company (“Lyondell”) to its shareholders were fraudulent transactions that can be voided and repaid to Lyondell’s creditors. Mid Cap Index Portfolio owned shares of Lyondell stock before the merger. On December 21, 2007, Mid Cap Index Portfolio tendered its shares of Lyondell for $1,542,720.

(S) Litigation – Awards from class action litigation are recorded as a reduction of cost if the Portfolio still owns the applicable securities on the payment date. If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.

(T) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Fund has entered into an Investment Advisory Agreement with Thrivent Financial, the Adviser. Under the Investment Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly.

The four Asset Allocation Portfolios – Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio and Moderately Conservative Allocation Portfolio – pay investment advisory fees for asset allocation services. In addition, for investments (other than underlying Thrivent Portfolios) held directly by the Asset Allocation Portfolios, each Asset Allocation Portfolio will pay an additional advisory fee. The annual rates of fees as a percentage of average daily net assets under the Investment Advisory Agreement are as follows:

Portfolio (M – Millions)	$0 to $500M	$500 to $2,000M	Over $2,000M
Aggressive Allocation	0.150%	0.125%	0.100%
Aggressive Allocation – Direct Holdings	0.600%	0.600%	0.600%
Moderately Aggressive Allocation	0.150%	0.125%	0.100%
Moderately Aggressive Allocation – Direct Holdings	0.550%	0.550%	0.550%
Moderate Allocation	0.150%	0.125%	0.100%
Moderate Allocation – Direct Holdings	0.500%	0.500%	0.500%
Moderately Conservative Allocation	0.150%	0.125%	0.100%
Moderately Conservative Allocation – Direct Holdings	0.450%	0.450%	0.450%

For all other Portfolios, the annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Portfolio (M - Millions)	$0 to $50M	Over $50 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $1,500M	Over $1,500 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Partner Technology	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Partner Healthcare	0.950%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Natural Resources	0.750%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%
Partner Emerging Markets Equity	1.200%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%
Real Estate Securities	0.800%	0.800%	0.800%	0.800%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Partner Small Cap Growth	1.000%	1.000%	1.000%	1.000%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Partner Small Cap Value	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%
Small Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%
Small Cap Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Mid Cap Growth	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Partner Mid Cap Value	0.750%	0.750%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Mid Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%
Mid Cap Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Partner Worldwide Allocation	0.900%	0.900%	0.900%	0.850%	0.850%	0.850%	0.800%	0.750%	0.750%	0.750%	0.750%
Partner Socially Responsible Stock	0.800%	0.775%	0.775%	0.775%	0.775%	0.775%	0.775%	0.775%	0.775%	0.775%	0.775%
Partner All Cap Growth	0.950%	0.950%	0.950%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Partner All Cap Value	0.750%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Partner All Cap	0.950%	0.950%	0.950%	0.950%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Large Cap Growth	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Partner Growth Stock	0.800%	0.800%	0.800%	0.800%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Large Cap Value	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Large Cap Stock	0.650%	0.650%	0.650%	0.650%	0.575%	0.550%	0.475%	0.475%	0.475%	0.450%	0.425%
Large Cap Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Equity Income Plus	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Balanced	0.350%	0.350%	0.350%	0.300%	0.300%	0.300%	0.300%	0.300%	0.300%	0.300%	0.300%
Balanced Income Plus*	0.550%	0.550%	0.550%	0.550%	0.500%	0.500%	0.475%	0.475%	0.475%	0.450%	0.425%
High Yield	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Diversified Income Plus	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

Portfolio (M - Millions)	$0 to $50M	Over $50 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $1,500M	Over $1,500 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Income	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Bond Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Limited Maturity Bond	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Mortgage Securities	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%
Money Market	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%

*	As of August 16, 2013, the fee schedule for Thrivent Balanced Income Plus Portfolio (formerly Thrivent Balanced Portfolio) is shown.

(B) Sub-Adviser Fees – The following subadvisory fees are charged as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Portfolio.

Partner Technology Portfolio

The Adviser has entered into a subadvisory agreement with Goldman Sachs Asset Management, LP (“GSAM”) for the performance of subadvisory services. The fee payable is equal to 0.45% of average daily net assets.

Partner Healthcare Portfolio

The Adviser has entered into a subadvisory agreement with Sectoral Asset Management, Inc. for the performance of subadvisory services. The fee payable is equal to 0.65% of the first $50 million of average daily net assets, 0.60% of the next $50 million, 0.40% of the next $150 million and 0.35% of average daily net assets over $250 million.

Partner Emerging Markets Equity Portfolio

The Adviser has entered into a subadvisory agreement with Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable is equal to 0.85% of the first $50 million of average daily net assets, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Aberdeen.

Partner Small Cap Growth Portfolio

The Adviser has entered into a subadvisory agreement with Turner Investments, L.P. (“Turner”) for the performance of subadvisory services. For assets that are invested in companies that have market capitalizations that fall within the bottom half of the Russell 2000® Growth Index (the “microcap portion”), the fee payable is equal to 0.80% of the average daily net assets in that microcap portion. For all other assets, the fee payable is equal to 0.65% of the average daily net assets when the entire portfolio assets (including the microcap portion) are no greater than $100 million, 0.60% of the average daily net assets when the entire portfolio assets are greater than $100 million but no greater than $350 million, and 0.575% of the average daily net assets when the entire portfolio assets are greater than $350 million. Thrivent Partner Small Cap Growth Fund (including the microcap portion of that Fund) is included in determining breakpoints for the assets managed by Turner.

Partner Small Cap Value Portfolio

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services. The fee payable is equal to 0.60% of average daily net assets.

Partner Mid Cap Value Portfolio

The Adviser has entered into a subadvisory agreement with GSAM for the performance of subadvisory services. The fee payable is equal to 0.50% of average daily net assets for the first $200 million and 0.45% for assets over $200 million. Thrivent Partner Mid Cap Value Fund is included in determining breakpoints for the assets managed by GSAM.

Partner Worldwide Allocation Portfolio

The Adviser has entered into subadvisory agreements with Mercator Asset Management, LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen, Victory Capital Management, Inc. (“Victory”) and GSAM for the performance of subadvisory services. In addition, effective July 27, 2012, the Advisor entered into a subadvisory agreement with DuPont Capital Management (“DuPont Capital”) to manage a portion of the Portfolio’s allocation to emerging market equity securities.

The fee payable for Mercator is equal to 0.75% of the first $25 million of average daily net assets managed by Mercator, 0.60% of the next $25 million, 0.55% of the next $25 million, 0.50% of the next $225 million, 0.40% of the next $200 million and 0.20% of average daily net assets over $500 million. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by Mercator.

The fee payable for Principal is equal to 0.35% of the first $500 million of average daily net assets managed by Principal, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by Principal.

The fee payable for Aberdeen is equal to 0.85% of the first $50 million of average daily net assets managed by Aberdeen, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Emerging Markets Equity Portfolio and Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Aberdeen.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

The fee payable for Victory is equal to 0.95% of the first $25 million of average daily net assets, 0.85% of the next $75 million, 0.80% of the next $50 million, 0.75% of the next $100 million and 0.70% of average daily net assets over $250 million. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by Victory.

The fee payable for GSAM is equal to 0.55% of the first $50 million of average daily net assets managed by GSAM, 0.50% of the next $200 million and 0.45% of average daily net assets over $250 million. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by GSAM.

The fee payable for DuPont Capital is equal to 0.72% of the first $50 million of average daily net assets managed by DuPont Capital and 0.68% of average daily net assets over $50 million. Thrivent Partner Worldwide Allocation Fund and Thrivent Partner Emerging Markets Equity Fund is included in determining breakpoints for the assets managed by DuPont Capital.

Partner Socially Responsible Stock Portfolio

The Adviser has entered into a subadvisory agreement with Calvert Investment Management, Inc. (“Calvert”) for the performance of subadvisory services. The fee payable is equal to 0.50% of average daily net assets for the first $50 million, 0.475% for the next $50 million, 0.45% for the next $50 million, 0.425% of the next $100 million and 0.40% for assets over $250 million.

Partner All Cap Growth Portfolio

The Adviser has entered into a subadvisory agreement with Calamos Advisors LLC for the performance of subadvisory services. The fee payable is equal to 0.65% of average daily net assets.

Partner All Cap Value Portfolio

The Adviser has entered into a subadvisory agreement with OppenheimerFunds, Inc. for the performance of subadvisory services. The fee payable is equal to 0.45% of the first $50 million of average daily net assets, 0.40% of the next $200 million and 0.35% of average daily net assets over $250 million.

Partner All Cap Portfolio

The Adviser has entered into a subadvisory agreement with Pyramis Global Advisors, LLC (“Pyramis Advisors”) for the performance of subadvisory services. Pyramis Advisors is a wholly owned subsidiary of Fidelity Management & Research Corporation. The fee payable is equal to 0.60% of average daily net assets for the first $100 million, 0.55% for the next $400 million, 0.50% for the next $250 million and 0.45% for assets over $750 million.

Partner Growth Stock Portfolio

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services. The fee payable is equal to 0.40% of average daily net assets for the first $500 million and 0.35% for assets over $500 million.

(C) Expense Reimbursements – As of June 28, 2013, the following voluntary expense reimbursements, as a percentage of net assets, were in effect:

Portfolio	Expense Reimbursement	Expiration Date
Aggressive Allocation	0.01%	N/A
Moderately Aggressive Allocation	0.02%	N/A
Moderate Allocation	0.02%	N/A
Moderately Conservative Allocation	0.03%	N/A
Partner Small Cap Growth	0.10%	N/A
Partner Mid Cap Value	0.01%	N/A
Partner Worldwide Allocation	0.01%	N/A
Partner Growth Stock	0.10%	N/A
Money Market[1]	0.20%	N/A

[1]

Thrivent Asset Management has voluntarily agreed to reimburse an additional 0.10% of certain portfolio level expenses of Thrivent Money Market Portfolio in order to maintain a minimum annualized net yield of 0.00%.

As of June 28, 2013, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Portfolio	Expense Limit	Expiration Date
Partner Healthcare	1.25%	4/30/2014
Natural Resources	1.02%	4/30/2014
Partner Emerging Markets Equity	1.40%	4/30/2014
Partner Socially Responsible Stock	0.98%	4/30/2014
Partner All Cap Growth	1.00%	4/30/2014
Partner All Cap Value	0.98%	4/30/2014
Partner All Cap[1]	0.95%	4/30/2014
Large Cap Index[2]	0.40%	4/30/2014
Mortgage Securities	0.79%	4/30/2014

[1]	Change from a 0.20% voluntary expense reimbursement to a new contractual expense limit, which became effective May 1, 2013.
[2]	New contractual expense limit became effective May 1, 2013.

Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.

Each equity, hybrid and fixed income Portfolio may invest cash in High Yield Fund, Money Market Portfolio and Thrivent Cash Management Trust, subject to certain limitations. During the six months ended June 28, 2013, Limited Maturity Bond Portfolio invested in High Yield Fund. During the six months ended June 28, 2013, no Portfolios invested in Money Market Portfolio. During the six months ended June 28, 2013, all

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

portfolios except Money Market Portfolio invested in Cash Management Trust. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Financial reimburses an amount equal to the advisory fee which is charged to the Portfolio for its investment in High Yield Fund or Money Market Portfolio.

(D) Other Expenses – The Fund has entered into an accounting and administrative services agreement with the Adviser to provide certain accounting and administrative personnel and services to the Portfolios. For the six months ended June 28, 2013, the Adviser received aggregate fees for accounting and administrative personnel and services of $3,686,558 from the Fund.

Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director’s fees as if invested in any one of the portfolios of Thrivent Mutual Funds. The value of each Director’s deferred compensation account will increase or decrease as if it were invested in shares of the selected portfolios of Thrivent Mutual Funds. Their fees as well as the change in value are included in Director’s fees in the Statement of Operations. The deferred fees remain in the appropriate fund until distribution in accordance with the plan. The deferred fee liability, included in accrued expenses in the Statement of Assets and Liabilities, is unsecured.

Those Directors not participating in the above plan received $216,233 in fees from the Fund for the six months ended June 28, 2013. In addition, the Fund reimbursed independent Directors for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent directors of the Fund are officers and directors of Thrivent Financial and Thrivent Life; however, they receive no compensation from the Fund.

(E) Indirect Expenses – Some Portfolios invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Portfolios’ expense ratios. The Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 28, 2013, the tax-basis balance has not yet been finalized.

At December 31, 2012, the following Portfolios had accumulated net realized capital loss carryovers expiring as follows:

Portfolio	Capital Loss Carryover	Expiration Year
Partner Technology	$2,724,948	2016
	2,198,564	2017

	$4,923,512

Real Estate Securities	1,333,363	2017

	$1,333,363

Small Cap Stock	28,378,599	2017

	$28,378,599

Mid Cap Stock	24,266,272	2017

	$24,266,272

Partner Worldwide
Allocation	62,173,678	2015
	186,079,623	2016

	$248,253,301

Partner All Cap Growth	95,936	2017

	$95,936

Partner All Cap Value	395,188	2017

	$395,188

Partner All Cap	9,796,220	2017

	$9,796,220

Large Cap Growth	99,016,775	2016
	185,657,815	2017

	$284,674,590

Partner Growth Stock	240,199	2017

	$240,199

Large Cap Value	77,087,007	2017

	$77,087,007

Large Cap Stock	69,502,264	2017

	$69,502,264

Equity Income Plus	2,687,553	2017

	$2,687,553

High Yield	10,993,224	2013
	560,014	2014
	42,742,264	2016
	46,838,004	2017

	$101,133,506

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

Portfolio	Capital Loss Carryover	Expiration Year
Diversified Income Plus	2,134,399	2016
	9,650,624	2017

	$11,785,023

Limited Maturity Bond	2,074,889	2016
	6,959,975	2017

	$9,034,864

To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

Capital losses generated during the year ending December 31, 2012 and later, are subject to the provisions of the Regulated Investment Company Modernization Act of 2010 (the “Act”). Under the Act, if capital losses are not reduced by gains, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Additionally, these capital losses must be fully utilized before those capital loss carryovers listed with noted expiration dates in the table above, which may make them more likely to expire unused.

At December 31, 2012, the following Portfolios had accumulated net realized capital loss carryovers subject to the Act, as follows:

Portfolio	Capital Loss Carryover	Tax Character
Natural Resources
	$1,285,110	Short-term
	1,162,626	Long-term

$2,447,736

Partner Emerging Markets Equity
	262,470	Long-term

$262,470

Partner Worldwide Allocation
	4,633,530	Short-term

$4,633,530

Partner All Cap Growth
	49,020	Short-term

$49,020

Limited Maturity Bond
	3,748,289	Short-term
	47,892	Long-term

$3,796,181

The following Portfolios deferred, on a tax basis, the following Post-October 2012 losses:

Portfolio	Post-October Loss
Partner Worldwide Allocation	$6,545,135

These amounts are deferred for tax purposes, deemed to occur in the next fiscal year, and are subject to the provisions of the Regulated Investment Company Modernization Act of 2010. If the losses are not reduced by gains during the year ending December 31, 2013, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained.

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended June 28, 2013, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$87,299	$92,284
Moderately Aggressive Allocation	477,179	413,047
Moderate Allocation	969,716	684,419
Moderately Conservative Allocation	658,735	498,288
Partner Technology	8,124	7,661
Partner Healthcare	15,006	7,113
Natural Resources	7,505	7,305
Partner Emerging Markets Equity	10,593	1,482
Real Estate Securities	18,679	13,558
Partner Small Cap Growth	128,241	143,931
Partner Small Cap Value	7,469	7,554
Small Cap Stock	69,194	67,700
Small Cap Index	10,217	13,533
Mid Cap Growth	67,190	85,609
Partner Mid Cap Value	170,251	161,782
Mid Cap Stock	80,728	91,673
Mid Cap Index	7,386	5,763
Partner Worldwide Allocation	575,138	608,565
Partner Socially Responsible Stock	3,390	2,394
Partner All Cap Growth	4,518	5,651
Partner All Cap Value	7,032	6,775
Partner All Cap	41,416	43,595
Large Cap Growth	323,315	364,277
Partner Growth Stock	14,151	15,371
Large Cap Value	183,908	183,135
Large Cap Stock	228,388	208,547
Large Cap Index	4,741	11,917
Equity Income Plus	65,110	62,098
Balanced	8,952	24,058
High Yield	317,353	292,691
Diversified Income Plus	164,875	111,269
Income	448,831	427,836
Bond Index	13,784	17,688
Limited Maturity Bond	249,022	242,185
Mortgage Securities	1,592	596

Purchases and Sales of U.S. Government Securities were:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$22,688	$23,536

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

	In thousands
Portfolio	Purchases	Sales
Moderately Aggressive Allocation	614,965	613,333
Moderate Allocation	2,297,782	2,313,284
Moderately Conservative Allocation	2,675,342	2,583,420
Partner Worldwide Allocation	8,033	4,388
Balanced	153,632	145,292
Diversified Income Plus	106,211	81,435
Income	568,215	651,743
Bond Index	356,351	358,518
Limited Maturity Bond	541,927	621,835
Mortgage Securities	180,699	180,197

(B) Investments in Restricted Securities – Certain Portfolios may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 28, 2013, the following Portfolios held restricted securities:

Portfolio	Number of Securities	Percent of Portfolio’s Net Assets
Moderately Aggressive Allocation	1	0.02%
Moderate Allocation	1	0.00%
Moderately Conservative Allocation	1	0.05%
Partner Worldwide Allocation	3	0.13%
Partner Growth Stock	10	0.29%
Balanced	2	0.52%
High Yield	7	2.59%
Income	1	0.22%
Bond Index	2	0.88%
Limited Maturity Bond	5	1.25%
Mortgage Securities	1	1.12%

The Portfolios have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – High Yield Portfolio invests primarily in high-yielding fixed income securities. Each of the other Portfolios, except Money Market Portfolio, may also invest in high-yielding securities. These securities will typically be in lower rated categories or will be non-rated and generally will involve more risk than securities in higher rated categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio’s hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction which could result in additional losses to the Portfolio.

(E) Written Option Contracts – The number of contracts and premium amounts associated with covered call option contracts written during the six months ended June 28, 2013, were as follows:

	Number of Contracts	Premium Amount
Moderately Aggressive Allocation
Balance at December 31, 2012	—	$—
Opened	17	47,287
Closed	(9)	(24,643)
Expired	(8)	(22,645)
Exercised	—	—

Balance at June 28, 2013	—	$—

Moderate Allocation
Balance at December 31, 2012	—	$—
Opened	79	220,072
Closed	(40)	(114,686)
Expired	(39)	(105,387)
Exercised	—	—

Balance at June 28, 2013	—	$—

Moderately Conservative Allocation
Balance at December 31, 2012	—	$—
Opened	93	258,260
Closed	(47)	(134,586)
Expired	(46)	(123,674)
Exercised	—	—

Balance at June 28, 2013	—	$—

Diversified Income Plus
Balance at December 31, 2012	—	$—
Opened	4	11,648
Closed	(2)	(6,070)
Expired	(2)	(5,578)
Exercised	—	—

Balance at June 28, 2013	—	$—

Mortgage Securities
Balance at December 31, 2012	—	$—
Opened	7	19,414
Closed	(4)	(10,117)
Expired	(3)	(9,297)
Exercised	—	—

Balance at June 28, 2013	—	$—

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 28, 2013

(unaudited)

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Portfolios are permitted to purchase or sell securities from or to certain other Portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Directors and/ or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

(7) SHARES OF BENEFICIAL INTEREST

The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Portfolio are currently sold only to separate accounts of Thrivent Financial, Thrivent Life and retirement plans sponsored by Thrivent Financial.

As of June 28, 2013, authorized capital stock consists of ten billion shares as follows:

Portfolio	Shares Authorized	Par Value
Aggressive Allocation	350,000,000	$0.01
Moderately Aggressive Allocation	700,000,000	0.01
Moderate Allocation	1,200,000,000	0.01
Moderately Conservative Allocation	800,000,000	0.01
Partner Technology	100,000,000	0.01
Partner Healthcare	50,000,000	0.01
Natural Resources	200,000,000	0.01
Partner Emerging Markets Equity	100,000,000	0.01
Real Estate Securities	100,000,000	0.01
Partner Small Cap Growth	50,000,000	0.01
Partner Small Cap Value	150,000,000	0.01
Small Cap Stock	200,000,000	0.01
Small Cap Index	200,000,000	0.01
Mid Cap Growth	200,000,000	0.01
Partner Mid Cap Value	50,000,000	0.01
Mid Cap Stock	200,000,000	0.01
Mid Cap Index	200,000,000	0.01
Partner Worldwide Allocation	700,000,000	0.01
Partner Socially Responsible Stock	50,000,000	0.01
Partner All Cap Growth	50,000,000	0.01
Partner All Cap Value	50,000,000	0.01
Partner All Cap	100,000,000	0.01
Large Cap Growth	300,000,000	0.01
Partner Growth Stock	50,000,000	0.01
Large Cap Value	200,000,000	0.01
Large Cap Stock	250,000,000	0.01
Large Cap Index	200,000,000	0.01
Equity Income Plus	200,000,000	0.01
Balanced	200,000,000	0.01
High Yield	350,000,000	0.01
Diversified Income Plus	250,000,000	0.01
Income	300,000,000	0.01
Bond Index	200,000,000	0.01
Limited Maturity Bond	450,000,000	0.01

Portfolio	Shares Authorized	Par Value
Mortgage Securities	50,000,000	0.01
Money Market	1,200,000,000	0.01

(8) SUBSEQUENT EVENTS

Onyx Pharmaceuticals, Inc. closed at a price of $86.82 USD on June 28, 2013. Due to after-market events related to a potential acquisition, the share price opened on July 1, 2013 at 53% higher than the June 28, 2013 close. The change in market value is reflected in the net asset value of the Portfolios that held shares of this security on July 1, 2013. The Portfolios that held shares of Onyx Pharmaceuticals, Inc. on June 28, 2013 are Mid Cap Growth, Partner All Cap Growth, Partner Growth Stock, Moderate Allocation, Moderately Aggressive Allocation, Aggressive Allocation, and Partner Healthcare.

On August 6, 2013, the Thrivent Asset Allocation Portfolios, as the shareholders of underlying Portfolios (the “underlying portfolios”), redeemed their shares of Equity Income Plus Portfolio in kind. Equity Income Plus Portfolio distributed portfolio securities rather than cash as payment for the redemption of these fund shares. Due to the in-kind redemption, the assets of Equity Income Plus decreased approximately 63%. The in-kind transactions were conducted at market value. For financial reporting purposes, the underlying portfolios recognize gains on these transaction to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gain of $9.2 million related to this transaction is included in the Statement of Operations of Equity Income Plus on June 28, 2013 as unrealized gains/(losses) on investments. Effective August 16, 2013, a voluntary expense cap of 80 bps was implemented for the Equity Income Plus Portfolio.

Management of the Portfolios has evaluated the impact of subsequent events and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

Thrivent Series Fund, Inc.

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/28/2013 (unaudited)	$12.15	$0.06	$1.01	$1.07	$(0.17)	$(0.18)
Year Ended 12/31/2012	11.40	0.17	1.18	1.35	(0.08)	(0.52)
Year Ended 12/31/2011	12.22	0.06	(0.52)	(0.46)	(0.16)	(0.20)
Year Ended 12/31/2010	10.66	0.10	1.72	1.82	(0.16)	(0.10)
Year Ended 12/31/2009	8.51	0.09	2.47	2.56	(0.41)	—
Year Ended 12/31/2008	14.09	0.25	(5.34)	(5.09)	(0.18)	(0.31)

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/28/2013 (unaudited)	12.31	0.08	0.80	0.88	(0.20)	(0.30)
Year Ended 12/31/2012	11.19	0.21	1.21	1.42	(0.14)	(0.16)
Year Ended 12/31/2011	11.89	0.12	(0.45)	(0.33)	(0.23)	(0.14)
Year Ended 12/31/2010	10.72	0.17	1.42	1.59	(0.25)	(0.17)
Year Ended 12/31/2009	8.64	0.17	2.37	2.54	(0.46)	—
Year Ended 12/31/2008	13.48	0.33	(4.71)	(4.38)	(0.23)	(0.23)

MODERATE ALLOCATION PORTFOLIO
Period Ended 6/28/2013 (unaudited)	12.28	0.08	0.51	0.59	(0.20)	(0.27)
Year Ended 12/31/2012	11.25	0.20	1.10	1.30	(0.19)	(0.08)
Year Ended 12/31/2011	11.79	0.17	(0.28)	(0.11)	(0.26)	(0.17)
Year Ended 12/31/2010	10.82	0.22	1.21	1.43	(0.29)	(0.17)
Year Ended 12/31/2009	8.92	0.23	2.14	2.37	(0.47)	—
Year Ended 12/31/2008	12.82	0.37	(3.83)	(3.46)	(0.27)	(0.17)

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/28/2013 (unaudited)	12.07	0.09	0.19	0.28	(0.19)	(0.24)
Year Ended 12/31/2012	11.28	0.18	0.89	1.07	(0.19)	(0.09)
Year Ended 12/31/2011	11.66	0.18	(0.16)	0.02	(0.25)	(0.15)
Year Ended 12/31/2010	10.91	0.23	0.97	1.20	(0.28)	(0.17)
Year Ended 12/31/2009	9.27	0.24	1.82	2.06	(0.42)	—
Year Ended 12/31/2008	12.08	0.37	(2.80)	(2.43)	(0.29)	(0.09)

PARTNER TECHNOLOGY PORTFOLIO
Period Ended 6/28/2013 (unaudited)	7.51	—	0.26	0.26	—	—
Year Ended 12/31/2012	6.20	(0.03)	1.34	1.31	—	—
Year Ended 12/31/2011	7.11	(0.01)	(0.90)	(0.91)	—	—
Year Ended 12/31/2010	5.69	(0.04)	1.46	1.42	—	—
Year Ended 12/31/2009	3.63	(0.03)	2.09	2.06	—	—
Year Ended 12/31/2008	8.24	—	(3.59)	(3.59)	—	(1.02)

PARTNER HEALTHCARE PORTFOLIO
Period Ended 6/28/2013 (unaudited)	13.39	0.04	1.79	1.83	(0.05)	(0.58)
Year Ended 12/31/2012	11.26	0.03	2.29	2.32	(0.04)	(0.15)
Year Ended 12/31/2011	12.08	0.03	(0.46)	(0.43)	—	(0.39)
Year Ended 12/31/2010	11.08	(0.02)	1.22	1.20	(0.02)	(0.18)
Year Ended 12/31/2009	8.94	0.02	2.12	2.14	—	—
Year Ended 12/31/2008 (c)	10.00	—	(1.05)	(1.05)	(0.01)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.35)	$12.87	8.79%	$658.1	0.44%	0.89%	0.46%	0.87%	18%
(0.60)	12.15	12.25%	608.2	0.49%	1.45%	0.49%	1.45%	69%
(0.36)	11.40	(3.93)%	560.6	0.42%	0.49%	0.43%	0.47%	74%
(0.26)	12.22	17.53%	587.1	0.34%	0.95%	0.39%	0.90%	68%
(0.41)	10.66	30.62%	497.6	0.23%	1.29%	0.26%	1.27%	22%
(0.49)	8.51	(37.23)%	354.3	0.20%	2.45%	0.20%	2.45%	30%

(0.50)	12.69	7.11%	3,446.5	0.31%	1.53%	0.35%	1.49%	35%
(0.30)	12.31	12.87%	3,056.0	0.40%	1.83%	0.40%	1.83%	93%
(0.37)	11.19	(2.86)%	2,659.6	0.33%	1.22%	0.33%	1.22%	64%
(0.42)	11.89	15.43%	2,505.6	0.28%	1.83%	0.28%	1.83%	39%
(0.46)	10.72	29.80%	1,983.0	0.20%	2.41%	0.20%	2.41%	17%
(0.46)	8.64	(33.40)%	1,354.6	0.17%	3.36%	0.17%	3.36%	27%

(0.47)	12.40	4.73%	6,068.0	0.28%	1.72%	0.32%	1.68%	62%
(0.27)	12.28	11.72%	5,337.9	0.38%	1.98%	0.38%	1.98%	121%
(0.43)	11.25	(1.02)%	4,133.6	0.29%	1.86%	0.29%	1.86%	53%
(0.46)	11.79	13.68%	3,569.4	0.26%	2.51%	0.26%	2.51%	30%
(0.47)	10.82	26.89%	2,658.5	0.19%	3.16%	0.19%	3.16%	16%
(0.44)	8.92	(27.74)%	1,811.6	0.17%	3.91%	0.17%	3.91%	22%

(0.43)	11.92	2.28%	3,145.1	0.27%	1.78%	0.34%	1.72%	120%
(0.28)	12.07	9.59%	2,920.3	0.41%	1.95%	0.41%	1.95%	190%
(0.40)	11.28	0.20%	2,055.3	0.31%	2.14%	0.31%	2.14%	46%
(0.45)	11.66	11.41%	1,591.3	0.28%	2.81%	0.28%	2.81%	30%
(0.42)	10.91	22.53%	1,075.4	0.22%	3.41%	0.22%	3.41%	16%
(0.38)	9.27	(20.61)%	714.8	0.18%	4.09%	0.18%	4.09%	21%

—	7.77	3.55%	37.8	1.11%	(0.05)%	1.11%	(0.05)%	21%
—	7.51	21.09%	35.5	1.13%	(0.39)%	1.13%	(0.39)%	45%
—	6.20	(12.83)%	29.6	1.13%	(0.21)%	1.13%	(0.21)%	56%
—	7.11	25.00%	36.3	1.15%	(0.57)%	1.15%	(0.57)%	54%
—	5.69	56.58%	30.9	1.22%	(0.67)%	1.23%	(0.68)%	181%
(1.02)	3.63	(48.32)%	24.3	0.89%	(0.01)%	0.91%	(0.03)%	269%

(0.63)	14.59	13.56%	37.2	1.25%	0.76%	1.39%	0.61%	24%
(0.19)	13.39	20.68%	25.2	1.25%	0.26%	1.54%	(0.04)%	40%
(0.39)	11.26	(3.79)%	18.0	1.30%	0.24%	1.64%	(0.11)%	66%
(0.20)	12.08	11.13%	17.9	1.39%	(0.15)%	1.71%	(0.47)%	45%
—	11.08	23.83%	13.3	1.39%	0.19%	2.10%	(0.52)%	80%
(0.01)	8.94	(10.48)%	7.1	1.39%	(0.09)%	2.12%	(0.83)%	40%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital
NATURAL RESOURCES PORTFOLIO
Period Ended 6/28/2013 (unaudited)	$6.91	$0.02	$(0.03)	$(0.01)	$(0.05)	$—	$—
Year Ended 12/31/2012	8.33	0.05	(0.43)	(0.38)	(0.02)	(1.02)	—
Year Ended 12/31/2011	9.56	0.02	(1.24)	(1.22)	(0.01)	—	—
Year Ended 12/31/2010	8.23	—	1.34	1.34	(0.01)	—	—
Year Ended 12/31/2009	5.72	0.01	2.50	2.51	—	—	—
Year Ended 12/31/2008 (c)	10.00	0.01	(4.28)	(4.27)	(0.01)	—	—

PARTNER EMERGING MARKETS EQUITY PORTFOLIO
Period Ended 6/28/2013 (unaudited)	13.61	0.07	(1.27)	(1.20)	(0.13)	—	—
Year Ended 12/31/2012	10.92	0.14	2.68	2.82	(0.07)	(0.06)	—
Year Ended 12/31/2011	12.38	0.15	(1.48)	(1.33)	(0.13)	—	—
Year Ended 12/31/2010	9.72	0.06	2.60	2.66	—	—	—
Year Ended 12/31/2009	5.59	0.04	4.13	4.17	(0.04)	—	—
Year Ended 12/31/2008 (c)	10.00	0.06	(4.42)	(4.36)	(0.05)	—	—

REAL ESTATE SECURITIES PORTFOLIO
Period Ended 6/28/2013 (unaudited)	17.85	0.18	0.85	1.03	(0.27)	—	—
Year Ended 12/31/2012	15.77	0.30	2.43	2.73	(0.65)	—	—
Year Ended 12/31/2011 (d)	14.49	0.22	1.06	1.28	—	—	—
Year Ended 12/31/2010	11.67	0.22	2.99	3.21	(0.39)	—	—
Year Ended 12/31/2009	9.34	0.29	2.44	2.73	(0.29)	—	(0.11)
Year Ended 12/31/2008	17.74	0.41	(6.35)	(5.94)	(0.74)	(1.46)	(0.26)

PARTNER SMALL CAP GROWTH PORTFOLIO
Period Ended 6/28/2013 (unaudited)	13.87	(0.02)	2.06	2.04	—	(0.35)	—
Year Ended 12/31/2012	12.42	(0.01)	1.46	1.45	—	—	—
Year Ended 12/31/2011	12.92	(0.08)	(0.42)	(0.50)	—	—	—
Year Ended 12/31/2010	10.03	(0.07)	2.96	2.89	—	—	—
Year Ended 12/31/2009	7.45	(0.03)	2.62	2.59	(0.01)	—	—
Year Ended 12/31/2008	13.94	0.01	(5.77)	(5.76)	—	(0.73)	—

PARTNER SMALL CAP VALUE PORTFOLIO
Period Ended 6/28/2013 (unaudited)	21.17	0.06	3.06	3.12	(0.47)	(0.12)	—
Year Ended 12/31/2012	18.64	0.38	2.28	2.66	(0.13)	—	—
Year Ended 12/31/2011	19.06	0.10	(0.48)	(0.38)	(0.04)	—	—
Year Ended 12/31/2010	15.58	0.13	3.52	3.65	(0.17)	—	—
Year Ended 12/31/2009	12.07	0.11	3.52	3.63	(0.11)	(0.01)	—
Year Ended 12/31/2008	18.44	0.13	(4.85)	(4.72)	(0.20)	(1.45)	—

SMALL CAP STOCK PORTFOLIO
Period Ended 6/28/2013 (unaudited)	13.12	0.02	1.90	1.92	(0.06)	—	—
Year Ended 12/31/2012	11.99	0.06	1.07	1.13	—	—	—
Year Ended 12/31/2011	12.66	(0.01)	(0.66)	(0.67)	—	—	—
Year Ended 12/31/2010	10.13	(0.01)	2.54	2.53	—	—	—
Year Ended 12/31/2009	8.49	0.07	1.65	1.72	(0.08)	—	—
Year Ended 12/31/2008	15.48	0.06	(5.34)	(5.28)	(0.13)	(1.58)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
(d)	Per share amounts have been calculated using the average shares outstanding method.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratios to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ (0.05)	$6.85	(0.20)%	$32.0	1.02%	0.69%	1.15%	0.57%	23%
(1.04)	6.91	(3.15)%	31.6	1.06%	0.70%	1.14%	0.62%	28%
(0.01)	8.33	(12.84)%	31.6	1.12%	0.17%	1.12%	0.17%	118%
(0.01)	9.56	16.33%	28.7	1.20%	(0.06)%	1.28%	(0.15)%	2%
—	8.23	43.72%	21.1	1.19%	0.15%	1.70%	(0.36)%	2%
(0.01)	5.72	(42.68)%	6.6	1.19%	0.23%	1.87%	(0.45)%	1%

(0.13)	12.28	(8.75)%	57.7	1.40%	1.32%	1.55%	1.17%	3%
(0.13)	13.61	25.98%	54.7	1.40%	1.27%	1.62%	1.05%	4%
(0.13)	10.92	(10.83)%	38.9	1.43%	1.27%	1.66%	1.04%	6%
—	12.38	27.33%	40.9	1.50%	0.74%	1.88%	0.36%	4%
(0.04)	9.72	74.70%	17.4	1.50%	0.78%	2.91%	(0.63)%	13%
(0.05)	5.59	(43.58)%	5.3	1.50%	1.18%	2.68%	0.00%	25%

(0.27)	18.61	5.76%	132.6	0.93%	2.05%	0.93%	2.05%	10%
(0.65)	17.85	17.54%	122.4	0.93%	1.62%	0.93%	1.62%	32%
—	15.77	8.83%	108.0	0.87%	1.47%	0.87%	1.47%	16%
(0.39)	14.49	27.56%	329.5	0.87%	1.62%	0.87%	1.62%	15%
(0.40)	11.67	29.08%	265.4	0.89%	3.34%	0.90%	3.33%	18%
(2.46)	9.34	(37.24)%	197.4	0.85%	2.74%	0.86%	2.73%	45%

(0.35)	15.56	14.56%	278.6	0.98%	(0.32)%	1.08%	(0.42)%	49%
—	13.87	11.69%	256.9	0.99%	(0.12)%	1.09%	(0.22)%	93%
—	12.42	(3.85)%	197.5	1.00%	(0.63)%	1.10%	(0.73)%	101%
—	12.92	28.86%	208.5	1.01%	(0.62)%	1.11%	(0.72)%	100%
(0.01)	10.03	34.75%	160.5	1.02%	(0.39)%	1.14%	(0.51)%	118%
(0.73)	7.45	(43.23)%	112.5	0.98%	0.08%	1.09%	(0.04)%	199%

(0.59)	23.70	14.63%	323.4	0.87%	0.50%	0.87%	0.50%	2%
(0.13)	21.17	14.37%	282.6	0.88%	1.90%	0.88%	1.90%	18%
(0.04)	18.64	(1.99)%	250.4	0.88%	0.52%	0.88%	0.52%	10%
(0.17)	19.06	23.46%	266.9	0.88%	0.75%	0.88%	0.75%	19%
(0.12)	15.58	30.24%	226.3	0.89%	0.86%	0.90%	0.85%	19%
(1.65)	12.07	(27.05)%	167.9	0.86%	1.08%	0.87%	1.07%	31%

(0.06)	14.98	14.59%	301.9	0.76%	0.32%	0.76%	0.32%	27%
—	13.12	9.42%	269.5	0.76%	0.49%	0.76%	0.49%	96%
—	11.99	(5.31)%	263.8	0.76%	(0.10)%	0.76%	(0.10)%	88%
—	12.66	25.09%	303.2	0.77%	(0.11)%	0.77%	(0.11)%	208%
(0.08)	10.13	20.38%	258.5	0.78%	0.65%	0.78%	0.65%	254%
(1.71)	8.49	(37.52)%	288.1	0.73%	0.66%	0.75%	0.64%	286%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
SMALL CAP INDEX PORTFOLIO
Period Ended 6/28/2013 (unaudited)	$13.42	$0.07	$2.10	$2.17	$(0.20)	$(0.67)
Year Ended 12/31/2012	12.77	0.20	1.68	1.88	(0.09)	(1.14)
Year Ended 12/31/2011	13.19	0.10	(0.02)	0.08	(0.11)	(0.39)
Year Ended 12/31/2010	10.57	0.11	2.60	2.71	(0.09)	—
Year Ended 12/31/2009	10.54	0.11	2.03	2.14	(0.22)	(1.89)
Year Ended 12/31/2008	19.21	0.22	(5.15)	(4.93)	(0.20)	(3.54)

MID CAP GROWTH PORTFOLIO
Period Ended 6/28/2013 (unaudited)	19.59	0.03	1.47	1.50	(0.07)	(0.01)
Year Ended 12/31/2012	17.50	0.07	2.06	2.13	(0.04)	—
Year Ended 12/31/2011	18.56	0.04	(1.04)	(1.00)	(0.06)	—
Year Ended 12/31/2010	14.42	0.06	4.12	4.18	(0.04)	—
Year Ended 12/31/2009	9.55	0.04	4.83	4.87	—	—
Year Ended 12/31/2008	20.18	0.10	(7.19)	(7.09)	(0.18)	(3.36)

PARTNER MID CAP VALUE PORTFOLIO
Period Ended 6/28/2013 (unaudited)	14.67	0.07	2.21	2.28	(0.17)	(0.74)
Year Ended 12/31/2012	12.51	0.17	2.10	2.27	(0.11)	—
Year Ended 12/31/2011	13.38	0.11	(0.95)	(0.84)	(0.03)	—
Year Ended 12/31/2010	10.82	0.08	2.58	2.66	(0.10)	—
Year Ended 12/31/2009	8.25	0.12	2.54	2.66	(0.09)	—
Year Ended 12/31/2008	13.41	0.08	(4.61)	(4.53)	(0.18)	(0.45)

MID CAP STOCK PORTFOLIO
Period Ended 6/28/2013 (unaudited)	13.09	0.03	1.73	1.76	(0.06)	—
Year Ended 12/31/2012	11.48	0.06	1.58	1.64	(0.03)	—
Year Ended 12/31/2011	12.25	0.03	(0.79)	(0.76)	(0.01)	—
Year Ended 12/31/2010	9.80	0.05	2.45	2.50	(0.05)	—
Year Ended 12/31/2009	7.08	0.05	2.72	2.77	(0.05)	—
Year Ended 12/31/2008	13.15	0.04	(5.08)	(5.04)	(0.12)	(0.91)

MID CAP INDEX PORTFOLIO
Period Ended 6/28/2013 (unaudited)	12.36	0.06	1.73	1.79	(0.13)	(0.44)
Year Ended 12/31/2012	11.79	0.14	1.74	1.88	(0.10)	(1.21)
Year Ended 12/31/2011	12.91	0.10	(0.33)	(0.23)	(0.11)	(0.78)
Year Ended 12/31/2010	10.37	0.11	2.55	2.66	(0.12)	—
Year Ended 12/31/2009	8.31	0.12	2.72	2.84	(0.18)	(0.60)
Year Ended 12/31/2008	15.20	0.19	(5.02)	(4.83)	(0.19)	(1.87)

PARTNER WORLDWIDE ALLOCATION PORTFOLIO
Period Ended 6/28/2013 (unaudited)	8.62	0.13	(0.09)	0.04	—	—
Year Ended 12/31/2012	7.39	0.12	1.26	1.38	(0.12)	(0.03)
Year Ended 12/31/2011	8.77	0.19	(1.26)	(1.07)	(0.17)	(0.14)
Year Ended 12/31/2010	7.84	0.11	0.93	1.04	(0.11)	—
Year Ended 12/31/2009	6.03	0.10	1.81	1.91	(0.10)	—
Year Ended 12/31/2008 (c)	10.00	0.07	(3.98)	(3.91)	(0.06)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/ (Loss)	Portfolio Turnover Rate

$ (0.87)	$14.72	16.04%	$218.9	0.44%	0.93%	0.44%	0.93%	5%
(1.23)	13.42	15.95%	193.7	0.46%	1.44%	0.46%	1.44%	9%
(0.50)	12.77	0.53%	189.0	0.45%	0.63%	0.45%	0.63%	13%
(0.09)	13.19	25.88%	220.1	0.46%	0.86%	0.46%	0.86%	11%
(2.11)	10.57	25.29%	203.9	0.47%	0.94%	0.48%	0.94%	13%
(3.74)	10.54	(31.07)%	192.2	0.42%	1.28%	0.42%	1.28%	31%

(0.08)	21.01	7.69%	367.5	0.46%	0.25%	0.46%	0.25%	19%
(0.04)	19.59	12.22%	361.5	0.46%	0.39%	0.46%	0.39%	39%
(0.06)	17.50	(5.43)%	348.8	0.46%	0.21%	0.46%	0.21%	67%
(0.04)	18.56	29.11%	419.9	0.46%	0.34%	0.46%	0.34%	48%
—	14.42	50.94%	365.2	0.48%	0.30%	0.48%	0.29%	61%
(3.54)	9.55	(41.13)%	275.1	0.44%	0.54%	0.45%	0.52%	82%

(0.91)	16.04	15.37%	304.8	0.79%	0.92%	0.81%	0.89%	57%
(0.11)	14.67	18.27%	261.5	0.84%	1.26%	0.84%	1.26%	80%
(0.03)	12.51	(6.33)%	215.8	0.84%	0.84%	0.84%	0.84%	76%
(0.10)	13.38	24.73%	232.2	0.85%	0.72%	0.85%	0.72%	91%
(0.09)	10.82	32.33%	183.7	0.87%	1.42%	0.88%	1.41%	114%
(0.63)	8.25	(35.05)%	123.3	0.83%	1.41%	0.85%	1.39%	97%

(0.06)	14.79	13.47%	569.4	0.72%	0.43%	0.72%	0.43%	15%
(0.03)	13.09	14.29%	506.7	0.73%	0.51%	0.73%	0.51%	47%
(0.01)	11.48	(6.29)%	457.0	0.72%	0.24%	0.72%	0.24%	35%
(0.05)	12.25	25.60%	511.5	0.73%	0.45%	0.73%	0.45%	78%
(0.05)	9.80	39.10%	443.5	0.73%	0.55%	0.74%	0.54%	53%
(1.03)	7.08	(40.75)%	379.9	0.72%	0.81%	0.73%	0.80%	234%

(0.57)	13.58	14.39%	101.4	0.51%	1.09%	0.51%	1.09%	6%
(1.31)	12.36	17.38%	85.1	0.53%	1.11%	0.53%	1.11%	8%
(0.89)	11.79	(2.23)%	78.1	0.53%	0.72%	0.53%	0.72%	16%
(0.12)	12.91	25.91%	94.2	0.54%	0.81%	0.54%	0.81%	13%
(0.78)	10.37	36.69%	86.9	0.56%	1.19%	0.57%	1.19%	18%
(2.06)	8.31	(36.29)%	75.1	0.46%	1.33%	0.46%	1.32%	24%

—	8.66	0.49%	1,480.0	0.91%	2.96%	0.92%	2.95%	39%
(0.15)	8.62	18.67%	1,520.3	0.95%	2.10%	0.95%	2.10%	93%
(0.31)	7.39	(12.13)%	495.6	0.99%	2.25%	0.99%	2.25%	64%
(0.11)	8.77	13.43%	522.6	1.00%	1.73%	1.05%	1.68%	84%
(0.10)	7.84	31.67%	254.9	1.00%	2.01%	1.20%	1.81%	80%
(0.06)	6.03	(39.09)%	105.9	1.00%	2.17%	1.25%	1.92%	49%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER SOCIALLY RESPONSIBLE STOCK PORTFOLIO
Period Ended 6/28/2013 (unaudited)	$11.82	$0.01	$1.16	$1.17	$(0.03)	$(0.01)
Year Ended 12/31/2012	10.16	0.04	1.62	1.66	—	—
Year Ended 12/31/2011	10.35	—	(0.19)	(0.19)	—	—
Year Ended 12/31/2010	8.76	—	1.60	1.60	(0.01)	—
Year Ended 12/31/2009	6.48	0.03	2.29	2.32	(0.04)	—
Year Ended 12/31/2008 (c)	10.00	0.02	(3.52)	(3.50)	(0.02)	—

PARTNER ALL CAP GROWTH PORTFOLIO
Period Ended 6/28/2013 (unaudited)	10.39	—	0.60	0.60	—	—
Year Ended 12/31/2012	9.35	—	1.04	1.04	—	—
Year Ended 12/31/2011	10.07	(0.03)	(0.69)	(0.72)	—	—
Year Ended 12/31/2010	8.03	(0.01)	2.05	2.04	—	—
Year Ended 12/31/2009	5.34	(0.01)	2.70	2.69	—	—
Year Ended 12/31/2008 (c)	10.00	(0.01)	(4.65)	(4.66)	—	—

PARTNER ALL CAP VALUE PORTFOLIO
Period Ended 6/28/2013 (unaudited)	9.01	0.06	0.86	0.92	(0.09)	—
Year Ended 12/31/2012	8.12	0.09	0.85	0.94	(0.05)	—
Year Ended 12/31/2011	9.09	0.05	(0.97)	(0.92)	(0.05)	—
Year Ended 12/31/2010	7.65	0.03	1.41	1.44	—	—
Year Ended 12/31/2009	5.47	0.06	2.20	2.26	(0.08)	—
Year Ended 12/31/2008 (c)	10.00	0.08	(4.51)	(4.43)	(0.10)	—

PARTNER ALL CAP PORTFOLIO
Period Ended 6/28/2013 (unaudited)	9.64	0.04	1.11	1.15	(0.08)	—
Year Ended 12/31/2012	8.44	0.08	1.16	1.24	(0.04)	—
Year Ended 12/31/2011	8.93	0.06	(0.49)	(0.43)	(0.06)	—
Year Ended 12/31/2010	7.73	0.04	1.22	1.26	(0.06)	—
Year Ended 12/31/2009	6.10	0.06	1.66	1.72	(0.09)	—
Year Ended 12/31/2008	13.00	0.09	(5.05)	(4.96)	(0.08)	(1.86)

LARGE CAP GROWTH PORTFOLIO
Period Ended 6/28/2013 (unaudited)	18.81	0.08	1.68	1.76	(0.01)	—
Year Ended 12/31/2012	15.96	0.22	2.85	3.07	(0.22)	—
Year Ended 12/31/2011	16.98	0.10	(1.02)	(0.92)	(0.10)	—
Year Ended 12/31/2010	15.40	0.09	1.58	1.67	(0.09)	—
Year Ended 12/31/2009	10.96	0.11	4.43	4.54	(0.10)	—
Year Ended 12/31/2008	19.23	0.18	(8.26)	(8.08)	(0.19)	—

PARTNER GROWTH STOCK PORTFOLIO
Period Ended 6/28/2013 (unaudited)	13.54	(0.01)	1.48	1.47	—	—
Year Ended 12/31/2012	11.41	—	2.13	2.13	—	—
Year Ended 12/31/2011	11.58	(0.03)	(0.14)	(0.17)	—	—
Year Ended 12/31/2010	9.93	(0.02)	1.67	1.65	—	—
Year Ended 12/31/2009	6.96	—	3.00	3.00	(0.03)	—
Year Ended 12/31/2008	13.55	0.05	(5.29)	(5.24)	(0.09)	(1.26)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$(0.04)	$12.95	9.86%	$11.3	0.98%	0.21%	2.02%	(0.84)%	24%
—	11.82	16.32%	9.2	0.98%	0.36%	2.34%	(0.99)%	31%
—	10.16	(1.82)%	6.1	0.98%	0.01%	2.99%	(2.00)%	45%
(0.01)	10.35	18.31%	4.4	0.98%	0.05%	3.63%	(2.60)%	41%
(0.04)	8.76	35.65%	4.1	0.98%	0.41%	4.06%	(2.67)%	41%
(0.02)	6.48	(34.98)%	3.2	0.98%	0.30%	2.19%	(0.92)%	32%

—	10.99	5.79%	12.8	1.00%	0.02%	1.92%	(0.90)%	35%
—	10.39	11.15%	12.8	1.00%	0.03%	1.84%	(0.81)%	61%
—	9.35	(7.13)%	12.7	1.00%	(0.26)%	1.85%	(1.12)%	76%
—	10.07	25.33%	11.8	1.00%	(0.17)%	2.26%	(1.42)%	77%
—	8.03	50.32%	8.1	1.00%	(0.15)%	3.79%	(2.94)%	46%
—	5.34	(46.57)%	2.4	1.00%	(0.14)%	2.64%	(1.79)%	62%

(0.09)	9.84	10.16%	6.8	0.98%	1.29%	2.76%	(0.49)%	107%
(0.05)	9.01	11.74%	6.0	0.98%	0.93%	2.67%	(0.75)%	118%
(0.05)	8.12	(10.16)%	6.7	0.98%	0.59%	2.42%	(0.85)%	139%
—	9.09	18.86%	7.4	0.99%	0.39%	2.77%	(1.39)%	146%
(0.08)	7.65	41.20%	5.5	0.98%	1.26%	4.67%	(2.43)%	143%
(0.10)	5.47	(44.21)%	2.5	0.98%	1.43%	2.80%	(0.40)%	168%

(0.08)	10.71	11.98%	55.4	1.02%	0.73%	1.25%	0.50%	77%
(0.04)	9.64	14.74%	51.5	1.04%	0.81%	1.24%	0.61%	116%
(0.06)	8.44	(4.83)%	51.4	1.03%	0.56%	1.23%	0.36%	124%
(0.06)	8.93	16.34%	62.4	1.02%	0.47%	1.22%	0.27%	180%
(0.09)	7.73	28.48%	62.6	1.04%	0.76%	1.24%	0.56%	231%
(1.94)	6.10	(42.91)%	56.2	0.86%	0.84%	1.07%	0.64%	260%

(0.01)	20.56	9.40%	891.6	0.45%	0.79%	0.45%	0.79%	37%
(0.22)	18.81	19.18%	859.9	0.45%	1.16%	0.45%	1.16%	87%
(0.10)	15.96	(5.42)%	805.3	0.44%	0.55%	0.44%	0.55%	216%
(0.09)	16.98	10.90%	983.3	0.45%	0.56%	0.45%	0.56%	231%
(0.10)	15.40	41.40%	1,025.3	0.45%	0.79%	0.45%	0.79%	216%
(0.19)	10.96	(42.00)%	844.5	0.44%	0.74%	0.45%	0.73%	177%

—	15.01	10.89%	62.4	0.95%	(0.18)%	1.05%	(0.28)%	23%
—	13.54	18.66%	58.0	0.96%	0.02%	1.06%	(0.08)%	32%
—	11.41	(1.49)%	51.1	0.96%	(0.20)%	1.06%	(0.30)%	26%
—	11.58	16.62%	61.4	0.95%	(0.19)%	1.05%	(0.29)%	36%
(0.03)	9.93	43.17%	61.3	0.98%	0.01%	1.08%	(0.09)%	53%
(1.35)	6.96	(42.13)%	52.1	0.82%	0.34%	0.92%	0.23%	44%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LARGE CAP VALUE PORTFOLIO
Period Ended 6/28/2013 (unaudited)	$12.00	$0.10	$1.80	$1.90	$(0.21)	$—
Year Ended 12/31/2012	10.39	0.21	1.59	1.80	(0.19)	—
Year Ended 12/31/2011	10.73	0.18	(0.52)	(0.34)	—	—
Year Ended 12/31/2010	9.65	0.14	1.08	1.22	(0.14)	—
Year Ended 12/31/2009	8.10	0.16	1.55	1.71	(0.16)	—
Year Ended 12/31/2008	13.41	0.23	(4.66)	(4.43)	(0.43)	(0.45)

LARGE CAP STOCK PORTFOLIO
Period Ended 6/28/2013 (unaudited)	9.22	0.05	0.96	1.01	(0.12)	—
Year Ended 12/31/2012	8.11	0.12	1.08	1.20	(0.09)	—
Year Ended 12/31/2011	8.50	0.09	(0.48)	(0.39)	—	—
Year Ended 12/31/2010	7.72	0.06	0.78	0.84	(0.06)	—
Year Ended 12/31/2009	6.11	0.07	1.61	1.68	(0.07)	—
Year Ended 12/31/2008	11.04	0.15	(4.05)	(3.90)	(0.28)	(0.75)

LARGE CAP INDEX PORTFOLIO
Period Ended 6/28/2013 (unaudited)	20.11	0.20	2.54	2.74	(0.39)	(0.23)
Year Ended 12/31/2012	17.71	0.40	2.33	2.73	(0.33)	—
Year Ended 12/31/2011	17.71	0.34	(0.04)	0.30	(0.30)	—
Year Ended 12/31/2010	15.76	0.30	1.95	2.25	(0.30)	—
Year Ended 12/31/2009	13.72	0.33	2.98	3.31	(0.45)	(0.82)
Year Ended 12/31/2008	25.18	0.47	(8.99)	(8.52)	(0.50)	(2.44)

EQUITY INCOME PLUS PORTFOLIO
Period Ended 6/28/2013 (unaudited)	9.82	0.10	0.95	1.05	(0.23)	—
Year Ended 12/31/2012	8.81	0.24	0.91	1.15	(0.14)	—
Year Ended 12/31/2011	9.06	0.15	(0.37)	(0.22)	(0.03)	—
Year Ended 12/31/2010	7.91	0.15	1.13	1.28	(0.13)	—
Year Ended 12/31/2009	6.89	0.14	1.01	1.15	(0.13)	—
Year Ended 12/31/2008 (c)	10.00	0.15	(3.11)	(2.96)	(0.15)	—

BALANCED PORTFOLIO
Period Ended 6/28/2013 (unaudited)	15.42	0.14	1.12	1.26	(0.31)	(0.55)
Year Ended 12/31/2012	14.48	0.33	1.42	1.75	(0.34)	(0.47)
Year Ended 12/31/2011	14.72	0.34	0.26	0.60	(0.34)	(0.50)
Year Ended 12/31/2010	13.44	0.34	1.39	1.73	(0.36)	(0.09)
Year Ended 12/31/2009	11.75	0.38	2.06	2.44	(0.55)	(0.20)
Year Ended 12/31/2008	17.16	0.56	(4.82)	(4.26)	(0.58)	(0.57)

HIGH YIELD PORTFOLIO
Period Ended 6/28/2013 (unaudited)	5.05	0.16	(0.11)	0.05	(0.16)	—
Year Ended 12/31/2012	4.66	0.35	0.39	0.74	(0.35)	—
Year Ended 12/31/2011	4.81	0.37	(0.15)	0.22	(0.37)	—
Year Ended 12/31/2010	4.56	0.38	0.25	0.63	(0.38)	—
Year Ended 12/31/2009	3.48	0.38	1.07	1.45	(0.37)	—
Year Ended 12/31/2008	4.84	0.37	(1.34)	(0.97)	(0.39)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$(0.21)	$13.69	15.79%	$983.7	0.64%	1.59%	0.64%	1.59%	20%
(0.19)	12.00	17.57%	852.6	0.64%	1.84%	0.64%	1.84%	90%
—	10.39	(3.08)%	752.1	0.64%	1.70%	0.64%	1.70%	73%
(0.14)	10.73	12.61%	811.3	0.65%	1.39%	0.65%	1.39%	109%
(0.16)	9.65	21.11%	733.0	0.65%	1.77%	0.65%	1.77%	110%
(0.88)	8.10	(34.33)%	664.1	0.64%	2.16%	0.65%	2.16%	53%

(0.12)	10.11	10.91%	680.1	0.68%	1.03%	0.68%	1.03%	35%
(0.09)	9.22	14.90%	622.5	0.69%	1.35%	0.69%	1.35%	121%
—	8.11	(4.58)%	565.8	0.69%	1.00%	0.69%	1.00%	139%
(0.06)	8.50	10.82%	628.3	0.69%	0.74%	0.69%	0.74%	181%
(0.07)	7.72	27.59%	617.3	0.70%	1.03%	0.71%	1.03%	169%
(1.03)	6.11	(37.68)%	497.4	0.66%	1.42%	0.67%	1.41%	100%

(0.62)	22.23	13.57%	337.4	0.41%	1.75%	0.41%	1.75%	1%
(0.33)	20.11	15.54%	304.0	0.42%	1.89%	0.42%	1.89%	4%
(0.30)	17.71	1.71%	291.3	0.42%	1.67%	0.42%	1.67%	4%
(0.30)	17.71	14.63%	331.5	0.42%	1.64%	0.42%	1.64%	6%
(1.27)	15.76	26.20%	338.2	0.43%	2.00%	0.43%	2.00%	7%
(2.94)	13.72	(37.12)%	319.7	0.38%	2.01%	0.39%	2.00%	8%

(0.23)	10.64	10.63%	119.6	0.80%	2.32%	0.80%	2.32%	57%
(0.14)	9.82	13.17%	102.1	0.81%	2.56%	0.81%	2.56%	160%
(0.03)	8.81	(2.46)%	88.1	0.83%	1.78%	0.83%	1.78%	195%
(0.13)	9.06	16.23%	76.3	0.85%	2.06%	0.89%	2.02%	362%
(0.13)	7.91	16.68%	55.0	0.85%	2.24%	0.99%	2.10%	416%
(0.15)	6.89	(29.58)%	41.4	0.80%	2.74%	0.84%	2.71%	74%

(0.86)	15.82	8.02%	250.3	0.45%	1.72%	0.45%	1.72%	65%
(0.81)	15.42	12.42%	239.3	0.45%	1.93%	0.45%	1.93%	142%
(0.84)	14.48	4.18%	240.5	0.44%	2.06%	0.44%	2.06%	143%
(0.45)	14.72	13.30%	270.6	0.44%	2.13%	0.44%	2.13%	136%
(0.75)	13.44	21.76%	281.2	0.44%	2.55%	0.44%	2.54%	115%
(1.15)	11.75	(26.06)%	280.0	0.39%	3.00%	0.41%	2.98%	133%

(0.16)	4.94	0.97%	901.1	0.45%	6.32%	0.45%	6.32%	33%
(0.35)	5.05	16.28%	904.9	0.44%	7.11%	0.44%	7.11%	57%
(0.37)	4.66	4.71%	778.5	0.45%	7.81%	0.45%	7.81%	58%
(0.38)	4.81	14.58%	783.0	0.45%	8.20%	0.45%	8.20%	82%
(0.37)	4.56	43.49%	756.0	0.45%	9.28%	0.46%	9.28%	61%
(0.39)	3.48	(21.19)%	597.2	0.43%	8.63%	0.45%	8.61%	50%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
DIVERSIFIED INCOME PLUS PORTFOLIO
Period Ended 6/28/2013 (unaudited)	$7.23	$0.07	$0.32	$0.39	$(0.19)	$—
Year Ended 12/31/2012	6.56	0.19	0.74	0.93	(0.26)	—
Year Ended 12/31/2011	6.75	0.29	(0.13)	0.16	(0.35)	—
Year Ended 12/31/2010	6.14	0.38	0.55	0.93	(0.32)	—
Year Ended 12/31/2009	5.01	0.43	1.15	1.58	(0.45)	—
Year Ended 12/31/2008	6.98	0.46	(2.00)	(1.54)	(0.43)	—

INCOME PORTFOLIO
Period Ended 6/28/2013 (unaudited)	10.77	0.19	(0.45)	(0.26)	(0.19)	(0.02)
Year Ended 12/31/2012	10.09	0.40	0.68	1.08	(0.40)	—
Year Ended 12/31/2011	9.96	0.46	0.12	0.58	(0.45)	—
Year Ended 12/31/2010	9.39	0.49	0.57	1.06	(0.49)	—
Year Ended 12/31/2009	8.20	0.50	1.19	1.69	(0.50)	—
Year Ended 12/31/2008	9.74	0.51	(1.53)	(1.02)	(0.52)	—

BOND INDEX PORTFOLIO
Period Ended 6/28/2013 (unaudited)	11.39	0.10	(0.40)	(0.30)	(0.10)	(0.34)
Year Ended 12/31/2012	11.21	0.23	0.32	0.55	(0.23)	(0.14)
Year Ended 12/31/2011	10.73	0.31	0.55	0.86	(0.31)	(0.07)
Year Ended 12/31/2010	10.13	0.33	0.60	0.93	(0.33)	—
Year Ended 12/31/2009	9.72	0.37	0.43	0.80	(0.39)	—
Year Ended 12/31/2008	10.29	0.48	(0.56)	(0.08)	(0.49)	—

LIMITED MATURITY BOND PORTFOLIO
Period Ended 6/28/2013 (unaudited)	9.92	0.07	(0.11)	(0.04)	(0.07)	—
Year Ended 12/31/2012	9.67	0.17	0.24	0.41	(0.16)	—
Year Ended 12/31/2011	9.80	0.23	(0.14)	0.09	(0.22)	—
Year Ended 12/31/2010	9.62	0.32	0.18	0.50	(0.32)	—
Year Ended 12/31/2009	8.79	0.39	0.82	1.21	(0.38)	—
Year Ended 12/31/2008	9.84	0.42	(1.04)	(0.62)	(0.43)	—

MORTGAGE SECURITIES PORTFOLIO
Period Ended 6/28/2013 (unaudited)	10.64	0.09	(0.33)	(0.24)	(0.10)	(0.08)
Year Ended 12/31/2012	10.45	0.16	0.44	0.60	(0.16)	(0.25)
Year Ended 12/31/2011	10.32	0.30	0.17	0.47	(0.30)	(0.04)
Year Ended 12/31/2010	9.62	0.35	0.80	1.15	(0.35)	(0.10)
Year Ended 12/31/2009	8.82	0.43	0.69	1.12	(0.32)	—
Year Ended 12/31/2008	9.71	0.44	(0.91)	(0.47)	(0.42)	—

MONEY MARKET PORTFOLIO
Period Ended 6/28/2013 (unaudited)	1.00	—	—	—	—	—
Year Ended 12/31/2012	1.00	—	—	—	—	—
Year Ended 12/31/2011	1.00	—	—	—	—	—
Year Ended 12/31/2010	1.00	—	—	—	—	—
Year Ended 12/31/2009	1.00	—	—	—	—	—
Year Ended 12/31/2008	1.00	0.03	—	0.03	(0.03)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$(0.19)	$7.43	5.34%	$307.4	0.49%	3.76%	0.49%	3.76%	76%
(0.26)	7.23	14.48%	229.7	0.52%	4.58%	0.52%	4.58%	155%
(0.35)	6.56	2.32%	118.4	0.55%	4.98%	0.55%	4.98%	127%
(0.32)	6.75	15.85%	106.0	0.57%	6.28%	0.57%	6.28%	116%
(0.45)	6.14	33.06%	87.2	0.61%	7.08%	0.63%	7.07%	88%
(0.43)	5.01	(23.30)%	75.0	0.51%	5.61%	0.52%	5.59%	115%

(0.21)	10.30	(2.44)%	1,435.1	0.44%	3.67%	0.44%	3.67%	67%
(0.40)	10.77	10.98%	1,575.9	0.44%	3.84%	0.44%	3.84%	132%
(0.45)	10.09	5.96%	1,463.1	0.44%	4.53%	0.44%	4.53%	142%
(0.49)	9.96	11.55%	1,322.2	0.44%	5.06%	0.44%	5.05%	146%
(0.50)	9.39	21.29%	1,278.2	0.44%	5.72%	0.45%	5.71%	160%
(0.52)	8.20	(10.85)%	1,097.1	0.44%	5.61%	0.45%	5.60%	160%

(0.44)	10.65	(2.63)%	170.5	0.46%	1.77%	0.46%	1.77%	192%
(0.37)	11.39	4.94%	185.5	0.46%	2.00%	0.46%	2.00%	401%
(0.38)	11.21	8.23%	164.5	0.46%	2.83%	0.46%	2.83%	415%
(0.33)	10.73	9.24%	161.4	0.46%	3.12%	0.46%	3.12%	387%
(0.39)	10.13	8.47%	156.5	0.46%	3.78%	0.47%	3.77%	388%
(0.49)	9.72	(0.82)%	174.6	0.39%	4.83%	0.43%	4.79%	346%

(0.07)	9.81	(0.43)%	1,101.1	0.44%	1.50%	0.44%	1.49%	67%
(0.16)	9.92	4.32%	1,200.0	0.43%	1.72%	0.44%	1.71%	107%
(0.22)	9.67	0.90%	1,497.8	0.43%	2.31%	0.44%	2.30%	91%
(0.32)	9.80	5.25%	1,318.7	0.43%	3.27%	0.44%	3.27%	102%
(0.38)	9.62	14.04%	1,105.6	0.44%	4.23%	0.45%	4.23%	145%
(0.43)	8.79	(6.46)%	925.9	0.44%	4.44%	0.45%	4.43%	121%

(0.18)	10.22	(2.34)%	36.5	0.79%	1.83%	0.89%	1.73%	471%
(0.41)	10.64	5.99%	37.3	0.83%	1.54%	0.88%	1.49%	936%
(0.34)	10.45	4.53%	32.4	0.90%	2.89%	0.90%	2.89%	854%
(0.45)	10.32	12.09%	33.5	0.89%	3.43%	0.89%	3.43%	676%
(0.32)	9.62	13.02%	31.6	0.92%	4.67%	0.92%	4.67%	643%
(0.42)	8.82	(4.96)%	35.2	0.67%	4.67%	0.67%	4.67%	721%

—	1.00	0.00%	138.2	0.23%	0.00%	0.53%	(0.30)%	N/A
—	1.00	0.00%	148.3	0.29%	0.00%	0.51%	(0.23)%	N/A
—	1.00	0.00%	170.5	0.30%	0.00%	0.51%	(0.21)%	N/A
—	1.00	0.00%	171.8	0.31%	(0.01)%	0.50%	(0.19)%	N/A
—	1.00	0.43%	246.0	0.39%	0.47%	0.49%	0.37%	N/A
(0.03)	1.00	2.95%	683.4	0.36%	2.93%	0.46%	2.83%	N/A

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

Proxy Voting

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the Fund’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at Thrivent.com or www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Fund files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Fund’s Forms N-Q by calling 1-800-847-4836. The Fund’s most recent Form N-Q Schedule of Investments also is available at Thrivent.com or www.sec.gov. You also may review and copy the Forms N-Q for the Fund at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Results of Special Contractholder Meetings

Special meetings of the contractholders of Thrivent Partner All Cap Growth Portfolio, Thrivent Partner All Cap Value Portfolio and Thrivent Partner Socially Responsible Stock Portfolio convened on August 2, 2013 to approve the mergers of each Portfolio into Thrivent Large Cap Stock Portfolio.

The results were as such:

Name	For	Against	Abstain
Thrivent Partner All Cap Growth Portfolio	1,065,771.791	54,013.529	54,450.633
Thrivent Partner All Cap Value Portfolio	630,716.312	11,126.997	44,927.179
Thrivent Partner Socially Responsible Stock Portfolio	594,227.483	229,913.434	43,270.861

The mergers occurred at the close of business on August 16, 2013.

A special meeting of the contractholders of Thrivent Balanced Portfolio convened on August 2, 2013 to approve an amendment to the investment advisory agreement between Thrivent Financial for Lutherans and the Fund to increase the investment advisory fee paid by the Portfolio to Thrivent Financial.

The results were as such:

Name	For	Against	Abstain
Thrivent Balanced Portfolio	11,747,682.024	2,608,732.252	666,176.957

The increase to the investment advisory fee was effective on August 16, 2013.

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2013

With respect to

Thrivent Partner Technology Portfolio

The summary section of the prospectus of Thrivent Partner Technology Portfolio is amended. The following replaces the description under “Portfolio Manager(s)”:

GSAM uses its Growth Investment Team to manage the Portfolio. Steven M. Barry and Jeff Rabinowitz, CFA are portfolio managers to the Portfolio. Mr. Barry is a Managing Director, Chief Investment Officer, Growth Equity, Chief Investment Officer, Fundamental Equity and Senior Portfolio Manager at GSAM; he has been with GSAM since 1999 and has been a portfolio manager of this Portfolio since 2009. Mr. Rabinowitz is a Managing Director and Portfolio Manager. He has been with GSAM since 1999 and has been portfolio manager of this Portfolio since 2011.

The “Portfolio Management” section of the prospectus is also amended. The description under Thrivent Partner Technology Portfolio is deleted and replaced with the following.

GSAM uses its Growth Investment Team to manage the Portfolio. Steven M. Barry and Jeff Rabinowitz, CFA are portfolio managers to the Portfolio. Mr. Barry is a Managing Director, Chief Investment Officer, Growth Equity, Chief Investment Officer, Fundamental Equity and Senior Portfolio Manager at GSAM; he has been with GSAM since 1999 and has been a portfolio manager of this Portfolio since 2009. Mr. Rabinowitz is a Managing Director and Portfolio Manager. He has been with GSAM since 1999 and has been portfolio manager of this Portfolio since 2011.

The date of this Supplement is May 3, 2013

Please include this Supplement with your Prospectus

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2013

With respect to

Thrivent Balanced Portfolio

At a special meeting of contractholders of Thrivent Balanced Portfolio (the “Portfolio”) held on August 2, 2013, contractholders approved an increase in the Portfolio’s investment advisory fee. As explained in the proxy statement dated June 11, 2013 that was provided to the Portfolio’s contractholders, the following changes will be made effective August 16, 2013 in the sections of the prospectus describing the Portfolio.

1.	The Portfolio will change its name to Thrivent Balanced Income Plus Portfolio.

2.	The table under “Fees and Expenses” in the “Summary Section” will be deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
Annual Portfolio Operating Expenses As a Percentage of Net Assets (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.10%
Total Annual Operating Expenses	0.65%

3.	The table in the example under “Fees and Expenses” in the “Summary Section” will be deleted and replaced with the following:

Total operating expenses assuming redemption at the end of the period
One Year	$66
Three Years	$208
Five Years	$362
Ten Years	$810

4.	The disclosure under “Principal Strategies” in the ‘Summary Section” and in “More about Investment Strategies and Risks” will be deleted and replaced with the following:

The Portfolio invests in a combination of common stocks, bonds, and money market instruments. The Adviser focuses on U.S. companies and establishes the Portfolio’s asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, as well as expected risks of each asset class. The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser tries to maintain higher weighting in those asset classes the Adviser expects to provide the highest returns over a set time horizon. Under normal circumstances, the Portfolio invests in the following three asset classes within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	50%	25-75%
Debt Securities	50%	25-75%
Money Market Instruments	0%	0-40%

The equity securities in which the Portfolio invests may include common stock, preferred securities, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Adviser focuses on common stocks with varying market capitalizations similar to those companies included in the Russell 3000® Index and the S&P Composite 1500 Index. The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” The Portfolio may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Portfolio may invest in mortgage-backed securities (including commercially backed ones), asset-backed securities, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2013

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.

5.	The following risks will be added under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks”:

Foreign Securities Risk. To the extent the Portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. The Portfolio’s performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

High Yield Risk. High yield securities to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, Thrivent Financial may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2013

6.	“Large Cap Risk” will be deleted under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks.”

7.	As a result of the aforementioned changes to the Portfolio’s principal strategies, the performance information presented under “Volatility and Performance” in the ‘Summary Section” for periods prior to August 16, 2013 reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Portfolio after that date.

8.	The references in “Portfolio Manager(s)” in the “Summary Section” and in “Portfolio Management” to Kevin R. Brimmer as a portfolio manager of the Portfolio will be deleted.

9.	“Portfolio Manager(s)” in the “Summary Section” and “Portfolio Management” will be updated to reflect the addition of Darren M. Bagwell, CFA and Stephen D. Lowe, CFA as portfolio managers of the Portfolio.

Mr. Bagwell has served as portfolio managers of various Thrivent mutual funds since 2005. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research.

Mr. Lowe has served as the portfolio manager of a Thrivent mutual fund since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

The date of this Supplement is August 6, 2013.

Please include this Supplement with your Prospectus.

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2013

With respect to

Thrivent Equity Income Plus Portfolio

In connection with the upcoming changes to Thrivent Equity Income Plus Portfolio (the “Portfolio”) explained in the supplement dated June 6, 2013, effective August 16, 2013 the following risks will be added under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks” for the Portfolio:

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

The date of this Supplement is August 6, 2013.

Please include this Supplement with your Prospectus.

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2013

With respect to

Thrivent Partner Socially Responsible Stock Portfolio

Thrivent Partner All Cap Growth Portfolio

Thrivent Partner All Cap Value Portfolio

Effective August 16, 2013, Thrivent Partner Socially Responsible Stock Portfolio, Thrivent Partner All Cap Growth Portfolio, and Thrivent Partner All Cap Value Portfolio (collectively, the “Target Portfolios”) will each merge into Thrivent Large Cap Stock Portfolio. A special meeting of contractholders of each Target Portfolio was held on August 2, 2013, and the applicable contractholders of record approved each merger. Therefore, the prospectuses of the Target Portfolios will be eliminated effective August 16, 2013.

The date of this Supplement is August 6, 2013.

Please include this Supplement with your Prospectus.

THRIVENT VARIABLE LIFE ACCOUNT I

THRIVENT VARIABLE INSURANCE ACCOUNT A

TLIC VARIABLE INSURANCE ACCOUNT A

THRIVENT VARIABLE ANNUITY ACCOUNT I

THRIVENT VARIABLE ANNUITY ACCOUNT II

THRIVENT VARIABLE ANNUITY ACCOUNT A

THRIVENT VARIABLE ANNUITY ACCOUNT B

TLIC VARIABLE ANNUITY ACCOUNT A

Supplement to Prospectuses dated April 30, 2013

A Special Meeting of Contract Owners of the Subaccounts of the Variable Accounts that invest in the Thrivent Partner All Cap
Growth Portfolio, Thrivent Partner All Cap Value Portfolio and Thrivent Partner Socially Responsible Stock Portfolio, each of which is a separate series of Thrivent Series Fund, Inc. (the “Fund”), was held on August 2, 2013. The Contract Owners of each
Subaccount approved merging the Portfolios listed below into the Thrivent Large Cap Stock Portfolio effective August 16, 2013.

Target Portfolio		Acquiring Portfolio
Thrivent Partner Socially Responsible Stock Portfolio	g	Thrivent Large Cap Stock Portfolio
Thrivent Partner All Cap Growth Portfolio	g	Thrivent Large Cap Stock Portfolio
Thrivent Partner All Cap Value Portfolio	g	Thrivent Large Cap Stock Portfolio

As described in the prospectuses for Contracts offered by the Variable Accounts listed above, we allocate premiums based on your designation to one or more Subaccounts of the Variable Account associated with your Contract. The assets of each
Subaccount are invested in a corresponding Portfolio of the Fund. At the close of business on August 16, 2013, the portion of any purchase payment or other transaction allocated to a subaccount that invests in the Thrivent Partner Socially Responsible
Stock Portfolio, Thrivent Partner All Cap Growth Portfolio, and/or Thrivent All Cap Value Portfolio will be automatically reallocated to the Thrivent Large Cap Stock Portfolio. As a result of these mergers, the shares of each of the above Portfolios that fund benefits under your variable contract or retirement plan automatically will be exchanged for an equal dollar value of shares of the Thrivent Large Cap Stock Portfolio.

Effective August 16, 2013:

•

The name of Thrivent Balanced Portfolio of the Fund has changed to become “Thrivent Balanced Income Plus Portfolio.”
Consequently, the Subaccount has changed its name to “Thrivent Balanced Income Plus Portfolio Subaccount.” All
references to Thrivent Balanced Portfolio or Thrivent Balanced Subaccount are replaced by the new names.

•

The name of Thrivent Mortgage Securities Portfolio of the Fund has changed to become “Thrivent Opportunity Income
Plus Portfolio.” Consequently, the Subaccount has changed its name to “Thrivent Opportunity Income Plus Portfolio
Subaccount.” All references to Thrivent Mortgage Securities Subaccount are replaced by the new name.

•

The name of Thrivent Equity Income Plus Portfolio of the Fund has changed to become “Thrivent Growth and Income
Plus Portfolio.” Consequently, the Subaccount has changed its name to “Thrivent Growth and Income Plus Portfolio
Subaccount.” All references to Thrivent Equity Income Plus Subaccount are replaced by the new name.

The date of this Supplement is August 6, 2013

Thrivent Financial for Lutherans

Service Center

4321 North Ballard Road

Appleton, WI 54919-0001

Please include this Supplement with your Prospectus

Form #28096

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2013

With respect to

Thrivent Equity Income Plus Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective August 16, 2013, the following changes will be made in the sections of the prospectus describing Thrivent Equity Income Plus Portfolio (the “Portfolio”).

1.	The disclosure under “Principal Strategies” in the ‘Summary Section” and in “More about Investment Strategies and Risks” will be deleted and replaced with the following:

The Portfolio invests in a combination of equity securities, debt securities, and money market instruments. The Adviser expects to achieve long-term capital growth by purchasing equity securities that appreciate in value. The equity securities in which the Portfolio invests primarily are incomeproducing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Portfolio may invest in foreign equities, including emerging market equities. The Portfolio may also write (sell) covered call or put options on any investments in which the Portfolio may invest or on any securities index (including equity index futures). Under normal circumstances, the Portfolio invests in the following three asset classes at approximately the target allocation percentage, and may invest within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	70%	50-90%
Debt Securities	30%	10-50%
Money Market Instruments	0%	0-40%

The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” The Portfolio may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Portfolio may invest in mortgage-backed securities (including commercially backed ones), assetbacked securities, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a “top-down” approach that focuses on broad economic trends and a “bottom-up” approach that focuses on company fundamentals.

2.	The following risks will be added under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks”:

High Yield Risk. High yield securities to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2013

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

3.	The references in “Portfolio Manager(s)” in the “Summary Section” and in “Portfolio Management” to Kevin R. Brimmer as a portfolio manager of the Portfolio will be deleted.

4.	“Portfolio Manager(s)” in the “Summary Section” and “Portfolio Management” will be updated to reflect the addition of Stephen D. Lowe, CFA, as a portfolio manager of the Portfolio. Mr. Lowe has served as the portfolio manager of a Thrivent mutual fund since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

5.	The Fund will change its name to Thrivent Growth and Income Plus Portfolio.

6.	As a result of the aforementioned changes to the Portfolio’s principal strategies, the performance information presented under “Volatility and Performance” in the ‘Summary Section” for periods prior to August 16, 2013 reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Portfolio after that date.

The date of this Supplement is June 6, 2013.

Please include this Supplement with your Prospectus.

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2013

With respect to

Thrivent Mortgage Securities Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective August 16, 2013, the following changes will be made in the sections of the prospectus describing Thrivent Mortgage Securities Portfolio (the “Portfolio”).

1.	“Principal Strategies” in the “Summary Section” and in “More about Investment Strategies and Risks” will be deleted and replaced with the following:

Under normal circumstances, the Portfolio invests in a broad range of fixed-income securities. The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations, commonly known as “junk bonds.” The Portfolio may invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. The Portfolio may also invest in investmentgrade corporate bonds, asset-backed structured securities, mortgage-backed structured securities, convertible bonds, convertible stocks, non-agency securities, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated). Additionally, the Portfolio may invest in equities to a limited extent.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of companies that it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings. Some of these companies may be foreign ones. Please note that the Portfolio will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Portfolio.

2.	The following risks will be added under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks”:

High Yield Risk. High yield securities to which the Portfolio’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2013

Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region— can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that country. The overall impact of such a decline of foreign currency can be significant, unpredictable, and longlasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

3.	The references in “Portfolio Manager(s)” in the “Summary Section” and in “Portfolio Management” to Scott A. Lalim as a portfolio manager of the Portfolio will be deleted and the following will be added:

Michael G. Landreville, CFA, CPA (inactive) and Conrad Smith, CFA have served as portfolio managers of the Portfolio since 2013. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998. Mr. Smith has been with Thrivent Financial since 2004 and also manages the leveraged loan portfolio and the high yield bond portfolio of Thrivent Financial’s general account.

4.	The Portfolio will change its name to Thrivent Opportunity Income Plus Portfolio.

5.	As a result of the aforementioned changes to the Portfolio’s principal strategies, the performance information presented under “Volatility and Performance” in the “Summary Section” for periods prior to August 16, 2013 reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Portfolio after that date.

The date of this Supplement is June 6, 2013.

Please include this Supplement with your Prospectus.

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2013

with respect to

Thrivent Partner Worldwide Allocation Portfolio

Effective September 25, 2013, Goldman Sachs Asset Management, L.P. (“GSAM”) will replace Victory Capital Management Inc. (“Victory”) as the subadviser to the portion of Thrivent Partner Worldwide Allocation Portfolio (the “Portfolio”) that has been managed by Victory. As a result, the following changes will be made effective September 25, 2013 in the sections of the prospectus describing the Portfolio.

1.	The fourth and fifth sentences of the last paragraph of “Principal Strategies” in the ‘Summary Section” will be deleted and replaced with the following:

Goldman Sachs Asset Management, L.P. manages the international small- and mid-cap equities and the emerging markets debt assets.

2.	The references to Victory as a subadviser to the Portfolio in “Investment Adviser(s)” in the “Summary Section” and in “Portfolio Management” under “Management” will be deleted.

3.	The two sentences regarding Margaret Lindsay and the sentence thereafter in “Portfolio Manager(s)” in the “Summary Section” will be deleted and replaced with the following:

GSAM uses its Quantitative Investment Strategies team (the “QIS” team”) to manage the international small-and mid-cap equities of the Portfolio. Ron Hua is a Managing Director and is the Chief Investment Officer of Equity Alpha Strategies for GSAM’s QIS team. Mr. Hua joined GSAM as a partner in 2011, and oversees all research, portfolio management and trading for the QIS quantitative equity business. Prior to joining GSAM, Mr. Hua was the Chief Investment Officer and Head of Research for Equity Investments at PanAgora Asset Management from 2004 to 2011. Len Ioffe, Managing Director, joined the GSAM as an associate in 1995 and has been a portfolio manager since 1996. Osman Ali, Managing Director, joined GSAM in 2003 and has been a member of the research and portfolio management team within the QIS team since 2005. Takashi Suwabe is a Managing Director and is co-head of active equity research in the QIS team. Mr. Suwabe joined GSAM in 2004 and has been a member of the QIS team since 2009. Previously, Mr. Suwabe worked at Nomura Securities and Nomura Research Institute. Denis Suvorov, Vice President, joined GSAM in 2011 as a portfolio manager. Between 2007 and 2011 he was a portfolio manager at Numeric Investors, LLC. GSAM uses its Emerging Market Debt and Fundamental Currency Team (the “EMD” team”) to manage the emerging market debt assets of the Portfolio.

4.	The penultimate paragraph and the first sentence in last paragraph in “Principal Strategies” in “More about Investment Strategies and Risks” will be deleted and replaced with the following:

The investment focus for the Quantitative Investment Strategies team (the “QIS” team) of Goldman Sachs Asset Management, L.P. (“GSAM”), one of the Portfolio’s subadvisers, is international small- and mid-cap equities. The QIS team uses a quantitative style of management, in combination with a qualitative overlay, which emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. Investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, valuation, quality, and momentum. The valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The quality theme assesses both firm and management quality. The momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The QIS team works to enhance the efficacy of their investment techniques and, over time, may make changes to its quantitative and qualitative techniques that are based on GSAM’s proprietary research.

The investment focus for the Emerging Market Debt and Fundamental Currency Team (the “EMD” team) of GSAM is emerging markets debt securities.

5.	The last sentence in the paragraph describing GSAM as a subadviser to the Portfolio in “Portfolio Management” under “Management” will be deleted and replaced with the following:

GSAM uses its Quantitative Investment Strategies team (the “QIS” team) to manage the international small-and mid-cap equities of the Portfolio. GSAM uses its Emerging Market Debt and Fundamental Currency Team (the “EMD” team) to manage the emerging market debt assets of the Portfolio.

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2013

Ron Hua is a Managing Director and is the Chief Investment Officer of Equity Alpha Strategies for GSAM’s QIS team. Mr. Hua joined GSAM as a partner in 2011, and oversees all research, portfolio management and trading for the QIS quantitative equity business. Prior to joining GSAM, Mr. Hua was the Chief Investment Officer and Head of Research for Equity Investments at PanAgora Asset Management from 2004 to 2011. Len Ioffe, Managing Director, joined the GSAM as an associate in 1995 and has been a portfolio manager since 1996. Osman Ali, Managing Director, joined GSAM in 2003 and has been a member of the research and portfolio management team within the QIS team since 2005. Takashi Suwabe is a Managing Director and is co-head of active equity research in the QIS team. Mr. Suwabe joined GSAM in 2004 and has been a member of the QIS team since 2009. Previously, Mr. Suwabe worked at Nomura Securities and Nomura Research Institute. Denis Suvorov, Vice President, joined GSAM in 2011 and has been a portfolio manager since 2011. Between 2007 and 2011 he was a portfolio manager at Numeric Investors, LLC.

The date of this Supplement is August 22, 2013.

Please include this Supplement with your Prospectus.

Thrivent Variable Life Account I

Thrivent Variable Insurance Account A

TLIC Variable Insurance Account A

Thrivent Variable Annuity Account I

Thrivent Variable Annuity Account II

Thrivent Variable Annuity Account A

Thrivent Variable Annuity Account B

TLIC Variable Annuity Account A

Supplement to Prospectuses dated April 30, 2013

Thrivent Partner Worldwide Allocation Portfolio

Effective September 25, 2013, the prospectuses for Contracts offered above will be amended to reflect the replacement of Victory Capital Management Inc. (“Victory”) by Goldman Sachs Asset Management, L.P. (“GSAM”)
as the subadviser to the portion of Thrivent Partner Worldwide Allocation Portfolio that has been managed by
Victory. The supplement to the prospectus for Thrivent Series Fund, Inc. dated August 22, 2013 contains additional information about GSAM.

Thrivent Partner All Cap Growth Portfolio

Thrivent Partner All Cap Value Portfolio

Thrivent Partner Socially Responsible Stock Portfolio

As a result of the mergers of Thrivent Partner All Cap Growth Portfolio, Thrivent Partner All Cap Value Portfolio,
and Thrivent Partner Socially Responsible Stock Portfolio into Thrivent Large Cap Stock Portfolio (described in the supplement dated August 6, 2013), the prospectuses for Contracts offered above are hereby amended to delete all references to the following subadvisers: Calvert Investment Management, Inc., Atlanta Capital Management
Company, LLC, Calamos Advisors LLC, and OppenheimerFunds, Inc.

The date of this Supplement is August 22, 2013

Thrivent Financial for Lutherans

Service Center

4321 North Ballard Road

Appleton, WI 54919-0001

Please include this Supplement with your Prospectus

Form #28099

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Thrivent Financial for Lutherans®

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FIRST-CLASS MAIL   PERMIT NO. 184   APPLETON, WI

POSTAGE WILL BE PAID BY ADDRESSEE

ATTN: CHOOSE eDELIVERY
THRIVENT FINANCIAL FOR LUTHERANS
4321 N BALLARD RD
APPLETON WI 54913-9847

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Why should you consider paperless delivery?

- It provides you with easy access to prospectuses and financial reports, allowing you to view your information anytime, anywhere, without having to dig through paper files.
- It's simple and safe. Your personal information will always be protected by a password, making it much more secure than an envelope in your mailbox.
- It's less expensive than mailing.
- It's good for the environment. Each year, Thrivent Financial uses nearly 50 million sheets of paper to communicate with our members. That's as many as 26 acres of trees that could be saved by choosing paperless delivery.

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Thrivent Financial for Lutherans®

625 Fourth Ave. S., Minneapolis, MN 55415-1665

We're listening to you!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Series Fund, Inc. to each household. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at 800-847-4836.

Choose Paperless Delivery

By signing below, I request electronic delivery of the following documents regarding my Thrivent Mutual Funds and variable insurance products issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company (including Thrivent Series Fund, Inc.):

- **Prospectus**
- **Annual and semiannual reports**
- **Annual privacy notices**

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I understand and agree to the following:

- I will receive electronic delivery of Thrivent documents designated above.
- I will no longer receive paper copies of these documents in the mail.
- A link to a printable copy of the annual privacy notice will be sent to me by electronic means at the email address I provide. I will continue to receive any daily confirmations and copies of the Thrivent Financial health privacy notice and/or Notice of Insurance Information Practices by regular mail.
- I will receive periodic emails directing me to Thrivent Financial's website where documents will be available.
- I will update Thrivent Financial if my email address changes.
- I have the ability to access the Internet at my own cost and will need Adobe® Reader® to view the documents. (If I don't have it, I can download Reader® free from adobe.com)
- This consent can be used for Thrivent Financial products I currently own or may purchase in the future, until consent is revoked.
- I can request specific documents in paper form free of charge without revoking this consent by calling Thrivent Financial Customer Service at 800-847-4836.
- My consent will remain in effect until I revoke it. I can revoke this consent or update my information at any time by changing my preference to "U.S. Mail" in the Preference Center at Thrivent.com/gopaperless (requires registration) or by calling 800-847-4836.

Each contract owner requesting eDelivery must complete.

Contract owner 1: ______________________________
(Please print first and last name.)

Contract owner 2: ______________________________
(Please print first and last name.)

Email: ______________________________ Email: ______________________________

Signature: ______________________________ Signature: ______________________________

Address (If different than above): ______________________________

City: ______________________________ State: ______________ ZIP: ______________

23572SAR R8-13

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

(1)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(2)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 28, 2013		THRIVENT SERIES FUND, INC.

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2013	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: August 28, 2013	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer